UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 19.9%
AGL Energy Ltd.	13,094	$209,443
Amcor Ltd.	19,918	215,618
AMP Ltd.	25,814	94,207
Aurizon Holdings Ltd.	43,607	159,458
Australia & New Zealand Banking Group Ltd.	28,330	624,028
BHP Billiton Ltd.	26,651	483,608
Brambles Ltd.	18,350	164,762
Caltex Australia Ltd.	4,787	105,583
CIMIC Group Ltd.	4,725	119,543
Coca-Cola Amatil Ltd.	15,386	112,747
Commonwealth Bank of Australia	15,698	936,748
Crown Resorts Ltd.	18,529	155,367
CSL Ltd.	3,364	244,586
Fortescue Metals Group Ltd.	38,740	165,224
Insurance Australia Group Ltd.	17,719	76,854
Macquarie Group Ltd.	2,873	181,239
National Australia Bank Ltd.	29,106	646,390
QBE Insurance Group Ltd.	10,532	94,718
Ramsay Health Care Ltd.	1,981	97,972
REA Group Ltd.	1,524	60,948
Rio Tinto Ltd.	8,405	364,555
Sonic Healthcare Ltd.	7,097	109,973
Suncorp Group Ltd.	7,578	74,187
Telstra Corp., Ltd.	308,502	1,139,270
Treasury Wine Estates Ltd.	6,716	51,937
Wesfarmers Ltd.	19,532	595,991
Westpac Banking Corp.	32,675	771,315
Woodside Petroleum Ltd.	11,895	268,386
Woolworths Ltd.	17,619	307,466

Total Australia		8,632,123

China - 21.9%
AAC Technologies Holdings, Inc.	8,500	77,236
Agricultural Bank of China Ltd. Class H	240,000	98,437
ANTA Sports Products Ltd.	37,000	110,478
Bank of China Ltd. Class H	707,255	313,802
Bank of Communications Co., Ltd. Class H	264,955	191,715
Beijing Enterprises Holdings Ltd.	13,000	61,452
Belle International Holdings Ltd.	156,000	87,727
China CITIC Bank Corp., Ltd. Class H	97,000	61,679
China Construction Bank Corp. Class H	1,965,100	1,513,146
China Evergrande Group(a)	159,000	99,053
China Life Insurance Co., Ltd. Class H	40,396	105,247
China Merchants Bank Co., Ltd. Class H	35,904	84,190
China Merchants Port Holdings Co., Ltd.	42,084	104,435
China Mobile Ltd.	218,734	2,319,049
China Overseas Land & Investment Ltd.	55,065	145,952
China Pacific Insurance Group Co., Ltd. Class H	23,400	81,640
China Petroleum & Chemical Corp. Class H	302,261	214,421
China Resources Land Ltd.	42,000	94,475
China Resources Power Holdings Co., Ltd.	112,218	178,318
China Shenhua Energy Co., Ltd. Class H	40,736	76,710
China State Construction International Holdings Ltd.	54,000	80,793
China Telecom Corp., Ltd. Class H	163,038	75,282
China Unicom Hong Kong Ltd.	196,345	228,681
CITIC Ltd.	303,000	433,798
CNOOC Ltd.	605,561	757,620
Country Garden Holdings Co., Ltd.	143,000	80,048
Dali Foods Group Co., Ltd.(a)(b)	172,500	91,221
Fosun International Ltd.	59,500	84,264
Guangdong Investment Ltd.	90,000	118,868
Hengan International Group Co., Ltd.	18,000	132,217
Industrial & Commercial Bank of China Ltd. Class H	712,270	427,188
Lenovo Group Ltd.	221,000	133,971
PetroChina Co., Ltd. Class H	144,919	108,038
Ping An Insurance Group Co. of China Ltd. Class H	26,646	133,348
Shenzhou International Group Holdings Ltd.	13,000	82,244
Sun Art Retail Group Ltd.	134,725	118,162
Tencent Holdings Ltd.	9,300	227,548
Want Want China Holdings Ltd.(a)	156,000	100,001
WH Group Ltd.(b)	129,000	104,323

Total China		9,536,777

Hong Kong - 7.3%
AIA Group Ltd.	30,925	174,506
BOC Hong Kong Holdings Ltd.	74,389	266,252
Cathay Pacific Airways Ltd.(a)	58,000	76,304
Chow Tai Fook Jewellery Group Ltd.(a)	110,200	84,287
CLP Holdings Ltd.	37,104	340,979
Galaxy Entertainment Group Ltd.	23,000	100,269
Hang Lung Properties Ltd.	47,000	99,660
Hang Seng Bank Ltd.	13,503	251,315
Henderson Land Development Co., Ltd.	20,615	109,680
Hong Kong & China Gas Co., Ltd.	136,468	241,846
Hong Kong Exchanges & Clearing Ltd.	6,735	159,142
MTR Corp., Ltd.	62,265	302,766
New World Development Co., Ltd.	89,409	94,562
Power Assets Holdings Ltd.	36,079	318,064
Sino Land Co., Ltd.	924	1,385
Sun Hung Kai Properties Ltd.	16,534	208,990
Swire Pacific Ltd. Class A	11,000	105,061
Swire Properties Ltd.	39,800	109,855
Wharf Holdings Ltd. (The)	22,350	148,603

Total Hong Kong		3,193,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2016

Investments	Shares	Value
India - 3.6%
Ambuja Cements Ltd.	11,727	$35,646
Asian Paints Ltd.	2,361	30,997
Axis Bank Ltd. GDR Reg S	1,714	56,219
Bajaj Auto Ltd.	565	21,912
Bharat Petroleum Corp., Ltd.	3,805	35,628
Bharti Airtel Ltd.	9,663	43,517
Bharti Infratel Ltd.	3,932	19,898
Coal India Ltd.	32,777	144,881
Dr Reddy’s Laboratories Ltd. ADR(a)	717	32,466
GAIL India Ltd. GDR Reg S	281	10,748
HCL Technologies Ltd.	7,602	92,737
Hero MotoCorp Ltd.	764	34,262
Hindustan Unilever Ltd.	7,649	93,130
IndusInd Bank Ltd.	1,385	22,609
Infosys Ltd.	508	7,564
Infosys Ltd. ADR	11,197	166,052
ITC Ltd.	22,942	81,685
Larsen & Toubro Ltd. GDR Reg S	2,433	48,417
Lupin Ltd.	1,594	34,923
NTPC Ltd.	17,155	41,643
Oil & Natural Gas Corp., Ltd.	38,822	109,453
Reliance Industries Ltd. GDR(b)	2,757	86,983
State Bank of India GDR Reg S	468	17,199
Tata Consultancy Services Ltd.	4,050	141,159
Tech Mahindra Ltd.	7,044	50,741
Wipro Ltd.	5,296	37,022
Yes Bank Ltd.	2,083	35,493
Zee Entertainment Enterprises Ltd.	4,926	32,882

Total India		1,565,866

Indonesia - 3.6%
Astra International Tbk PT	363,961	223,550
Bank Central Asia Tbk PT	109,875	126,410
Bank Mandiri Persero Tbk PT	132,524	113,859
Bank Rakyat Indonesia Persero Tbk PT	112,300	97,317
Gudang Garam Tbk PT	30,700	145,610
Hanjaya Mandala Sampoerna Tbk PT	1,425,600	405,274
Telekomunikasi Indonesia Persero Tbk PT	1,013,900	299,523
Unilever Indonesia Tbk PT	59,535	171,457

Total Indonesia		1,583,000

Malaysia - 4.0%
Axiata Group Bhd	132,500	139,411
DiGi.Com Bhd	148,600	159,995
Genting Malaysia Bhd	5,240	5,350
IOI Corp. Bhd	78,400	76,897
Kuala Lumpur Kepong Bhd	15,300	81,855
Malayan Banking Bhd	89,594	163,770
Maxis Bhd	117,500	156,632
MISC Bhd	68,400	112,069
Petronas Chemicals Group Bhd	90,408	140,670
Petronas Gas Bhd	28,400	134,846
Public Bank Bhd	33,790	148,537
Sime Darby Bhd	88,900	160,519
Telekom Malaysia Bhd	72,700	96,426
Tenaga Nasional Bhd	56,700	175,687

Total Malaysia		1,752,664

New Zealand - 0.2%
Auckland International Airport Ltd.	19,752	86,082

Philippines - 1.7%
Aboitiz Power Corp.	141,600	118,777
Globe Telecom, Inc.	2,670	81,047
Manila Electric Co.	26,040	138,810
PLDT, Inc.	6,195	170,102
SM Investments Corp.	10,464	137,871
Universal Robina Corp.	24,440	80,381

Total Philippines		726,988

Singapore - 5.2%
CapitaLand Ltd.	50,700	105,983
DBS Group Holdings Ltd.	18,017	216,249
Jardine Cycle & Carriage Ltd.	4,178	119,235
Keppel Corp., Ltd.	39,984	160,246
Oversea-Chinese Banking Corp., Ltd.	33,501	206,845
Singapore Airlines Ltd.	21,657	144,960
Singapore Technologies Engineering Ltd.	61,625	137,778
Singapore Telecommunications Ltd.	310,677	784,918
United Overseas Bank Ltd.	13,198	186,363
Wilmar International Ltd.	70,500	175,189

Total Singapore		2,237,766

South Korea - 10.5%
Coway Co., Ltd.	1,322	96,649
Hanon Systems	7,655	65,281
Hyundai Motor Co.	2,797	338,104
Kangwon Land, Inc.	4,077	120,676
Kia Motors Corp.	4,828	156,896
Korea Electric Power Corp.	16,316	595,065
KT&G Corp.	1,867	156,124
LG Chem Ltd.	673	145,432
LG Corp.	2,147	106,657
LG Display Co., Ltd.	3,686	95,980
LG Household & Health Care Ltd.	86	61,022
NCSoft Corp.	245	50,205
POSCO	1,324	282,274
S-Oil Corp.	1,438	100,843
Samsung Electronics Co., Ltd.	882	1,315,917
Samsung Life Insurance Co., Ltd.	930	86,624
Shinhan Financial Group Co., Ltd.	3,143	117,752
SK Holdings Co., Ltd.	569	108,118
SK Hynix, Inc.	4,482	165,876
SK Innovation Co., Ltd.	1,284	155,743
SK Telecom Co., Ltd.	443	82,159
SK Telecom Co., Ltd. ADR	7,925	165,633

Total South Korea		4,569,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2016

Investments	Shares	Value
Taiwan - 17.4%
Advanced Semiconductor Engineering, Inc.	133,175	$136,567
Asustek Computer, Inc.	14,740	121,198
Catcher Technology Co., Ltd.	12,000	83,403
Cathay Financial Holding Co., Ltd.	98,614	147,482
Cheng Shin Rubber Industry Co., Ltd.	66,948	126,297
China Steel Corp.	202,078	154,557
Chunghwa Telecom Co., Ltd.	159,436	502,118
CTBC Financial Holding Co., Ltd.	161,389	88,384
Delta Electronics, Inc.	37,415	185,165
Far EasTone Telecommunications Co., Ltd.	64,000	143,970
First Financial Holding Co., Ltd.	87,117	46,493
Formosa Chemicals & Fibre Corp.	100,685	300,846
Formosa Petrochemical Corp.	167,511	582,123
Formosa Plastics Corp.	123,444	341,655
Fubon Financial Holding Co., Ltd.	75,803	119,953
Hon Hai Precision Industry Co., Ltd.	312,532	816,507
Hotai Motor Co., Ltd.	8,000	91,594
Largan Precision Co., Ltd.	1,000	117,596
MediaTek, Inc.	31,000	208,244
Mega Financial Holding Co., Ltd.	159,827	114,059
Nan Ya Plastics Corp.	172,537	381,167
Pegatron Corp.	64,000	152,906
President Chain Store Corp.	13,000	93,177
Quanta Computer, Inc.	86,000	160,905
Taiwan Mobile Co., Ltd.	75,100	242,341
Taiwan Semiconductor Manufacturing Co., Ltd.	346,241	1,949,882
Uni-President Enterprises Corp.	83,346	138,095

Total Taiwan		7,546,684

Thailand - 4.5%
Advanced Info Service PCL	56,000	229,877
Advanced Info Service PCL NVDR	22,100	90,719
Airports of Thailand PCL NVDR	9,084	100,960
Bangkok Bank PCL NVDR	23,700	105,560
Bangkok Dusit Medical Services PCL NVDR	153,300	98,888
Charoen Pokphand Foods PCL NVDR	110,900	91,357
CP ALL PCL	71,400	124,614
Kasikornbank PCL NVDR	17,700	87,733
Krung Thai Bank PCL NVDR	189,300	93,565
PTT Exploration & Production PCL	68,013	182,802
PTT Global Chemical PCL	83,194	146,360
PTT PCL	33,400	346,960
PTT PCL NVDR	7,800	81,026
Siam Cement PCL (The) NVDR	6,571	91,013
Siam Commercial Bank PCL (The)	24,500	103,992

Total Thailand		1,975,426

TOTAL COMMON STOCKS (Cost: $44,457,142)		43,405,932

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global ex-U.S. Real Estate Fund(c) (Cost: $71,904)	2,517	63,554

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $69,020)(e)	69,020	69,020

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $44,598,066)		43,538,506
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(47,287)

NET ASSETS - 100.0%		$43,491,219

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $412,441 and the total market value of the collateral held by the Fund was $434,807. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $365,787.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	HKD	39,500	USD	5,094	$—

CURRENCY LEGEND

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Australia - 100.0%
Banks - 12.3%
Australia & New Zealand Banking Group Ltd.	58,852	$1,296,340
Commonwealth Bank of Australia	14,969	893,246
National Australia Bank Ltd.	58,564	1,300,598
Westpac Banking Corp.	42,815	1,010,676

Total Banks		4,500,860

Beverages - 3.0%
Coca-Cola Amatil Ltd.	118,004	864,720
Treasury Wine Estates Ltd.	30,354	234,739

Total Beverages		1,099,459

Biotechnology - 0.7%
CSL Ltd.	2,703	196,527
Sirtex Medical Ltd.	4,511	46,285

Total Biotechnology		242,812

Capital Markets - 2.6%
Macquarie Group Ltd.	15,138	954,959

Chemicals - 4.7%
Incitec Pivot Ltd.	206,778	539,021
Orica Ltd.	91,977	1,177,497

Total Chemicals		1,716,518

Commercial Services & Supplies - 2.9%
Brambles Ltd.	36,818	330,583
Downer EDI Ltd.	169,383	746,940

Total Commercial Services & Supplies		1,077,523

Construction & Engineering - 1.0%
CIMIC Group Ltd.	14,629	370,114

Construction Materials - 2.5%
Adelaide Brighton Ltd.	129,166	507,863
Boral Ltd.	106,866	418,635

Total Construction Materials		926,498

Containers & Packaging - 1.5%
Amcor Ltd.	49,882	539,987

Diversified Financial Services - 1.9%
AMP Ltd.	191,495	698,854

Diversified Telecommunication Services - 2.6%
Telstra Corp., Ltd.	213,116	787,018
TPG Telecom Ltd.	18,221	89,982
Vocus Communications Ltd.	20,473	57,371

Total Diversified Telecommunication Services		934,371

Food & Staples Retailing - 4.6%
Wesfarmers Ltd.	25,449	776,540
Woolworths Ltd.	50,973	889,520

Total Food & Staples Retailing		1,666,060

Food Products - 0.5%
GrainCorp Ltd. Class A	26,711	184,904

Health Care Equipment & Supplies - 2.4%
Ansell Ltd.	34,096	610,063
Cochlear Ltd.	2,987	265,062

Total Health Care Equipment & Supplies		875,125

Health Care Providers & Services - 4.6%
Healthscope Ltd.	178,445	295,895
Primary Health Care Ltd.	226,274	668,488
Ramsay Health Care Ltd.	4,241	209,743
Sonic Healthcare Ltd.	31,442	487,217

Total Health Care Providers & Services		1,661,343

Hotels, Restaurants & Leisure - 10.0%
Aristocrat Leisure Ltd.	23,287	261,363
Crown Resorts Ltd.	77,648	651,084
Domino’s Pizza Enterprises Ltd.	2,732	128,566
Flight Centre Travel Group Ltd.(a)	32,367	733,576
Star Entertainment Grp Ltd. (The)	74,480	278,823
Tabcorp Holdings Ltd.	237,353	826,682
Tatts Group Ltd.	231,970	752,503

Total Hotels, Restaurants & Leisure		3,632,597

Insurance - 7.4%
Insurance Australia Group Ltd.	175,378	760,677
Medibank Pvt Ltd.	212,898	434,730
QBE Insurance Group Ltd.	70,522	634,227
Suncorp Group Ltd.	88,147	862,944

Total Insurance		2,692,578

Internet Software & Services - 1.0%
carsales.com Ltd.	46,080	378,710

IT Services - 2.5%
Computershare Ltd.	61,368	553,679
IRESS Ltd.	42,301	363,580

Total IT Services		917,259

Media - 0.6%
REA Group Ltd.	5,085	203,359

Metals & Mining - 13.6%
Alumina Ltd.(a)	901,615	1,194,733
BHP Billiton Ltd.	62,971	1,142,668
BlueScope Steel Ltd.	31,303	210,345
Fortescue Metals Group Ltd.	109,255	465,967
Mineral Resources Ltd.	65,512	574,939
Rio Tinto Ltd.	31,606	1,370,865

Total Metals & Mining		4,959,517

Multi-Utilities - 1.7%
AGL Energy Ltd.	39,035	624,379

Multiline Retail - 2.4%
Harvey Norman Holdings Ltd.	235,276	875,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2016

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 4.0%
Caltex Australia Ltd.	22,103	$487,506
Woodside Petroleum Ltd.	42,670	962,761

Total Oil, Gas & Consumable Fuels		1,450,267

Personal Products - 0.7%
Blackmores Ltd.(a)	3,262	244,138

Professional Services - 2.5%
ALS Ltd.	132,873	581,129
Seek Ltd.	31,016	334,185

Total Professional Services		915,314

Road & Rail - 2.6%
Aurizon Holdings Ltd.	258,760	946,209

Software - 1.2%
MYOB Group Ltd.	89,917	238,298
Technology One Ltd.	49,712	203,380

Total Software		441,678

Specialty Retail - 1.1%
Premier Investments Ltd.	37,850	395,760

Transportation Infrastructure - 0.9%
Qube Holdings Ltd.	177,748	314,046

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $35,979,095)		36,440,865
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		17,967

NET ASSETS - 100.0%		$36,458,832

(a)

Security, or portion thereof, was on loan at December 31, 2016 (See Note 2). At December 31, 2016, the total market value of the Fund’s securities on loan was $974,476 and the total market value of the collateral held by the Fund was $1,021,456.The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,021,456.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 99.9%
Auto Components - 7.0%
Delphi Automotive PLC	5,913	$398,241
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	9,600	29,779
Minth Group Ltd.	14,000	43,608
Xinyi Glass Holdings Ltd.*	54,000	44,157

Total Auto Components		515,785

Automobiles - 2.9%
BYD Co., Ltd. Class H(b)	14,000	73,764
Geely Automobile Holdings Ltd.	90,000	86,017
Great Wall Motor Co., Ltd. Class H	57,000	53,227

Total Automobiles		213,008

Banks - 2.9%
China Minsheng Banking Corp., Ltd. Class H	198,500	212,245

Biotechnology - 0.9%
China Biologic Products, Inc.*(b)	642	69,028

Capital Markets - 1.4%
GF Securities Co., Ltd. Class H	48,800	101,840

Communications Equipment - 0.3%
ZTE Corp. Class H	10,400	18,082

Diversified Consumer Services - 2.4%
New Oriental Education & Technology Group, Inc. ADR*	2,647	111,439
TAL Education Group ADR*(b)	934	65,520

Total Diversified Consumer Services		176,959

Electronic Equipment, Instruments & Components - 2.1%
AAC Technologies Holdings, Inc.	10,500	95,409
Hollysys Automation Technologies Ltd.	700	12,824
Sunny Optical Technology Group Co., Ltd.	10,000	43,789

Total Electronic Equipment, Instruments & Components		152,022

Food & Staples Retailing - 0.8%
Sun Art Retail Group Ltd.	68,500	60,079

Food Products - 6.0%
China Huishan Dairy Holdings Co., Ltd.(b)	106,000	41,152
Dali Foods Group Co., Ltd.(a)	64,500	34,109
Tingyi Cayman Islands Holding Corp.	58,000	70,544
Want Want China Holdings Ltd.(b)	194,000	124,360
WH Group Ltd.(a)	208,500	168,615

Total Food Products		438,780

Health Care Equipment & Supplies - 0.5%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	56,000	37,414

Health Care Providers & Services - 0.4%
China Resources Phoenix Healthcare Holdings Co., Ltd.(b)	21,500	27,509

Hotels, Restaurants & Leisure - 0.5%
MGM China Holdings Ltd.	16,400	34,013

Household Durables - 0.3%
Skyworth Digital Holdings Ltd.	40,000	22,804

Insurance - 10.8%
Ping An Insurance Group Co. of China Ltd. Class H	158,000	790,698

Internet & Catalog Retail - 12.5%
Ctrip.com International Ltd. ADR*	7,639	305,560
JD.com, Inc. ADR*	19,207	488,626
Qunar Cayman Islands Ltd. ADR*(b)	1,000	30,130
Vipshop Holdings Ltd. ADR*	8,488	93,453

Total Internet & Catalog Retail		917,769

Internet Software & Services - 25.2%
58.com, Inc. ADR*(b)	1,273	35,644
Alibaba Group Holding Ltd. ADR*	5,390	473,296
Autohome, Inc. ADR*	546	13,803
Baidu, Inc. ADR*	3,124	513,617
Bitauto Holdings Ltd. ADR*	580	10,985
Fang Holdings Ltd. ADR*(b)	4,394	14,412
Momo, Inc. ADR*(b)	1,000	18,380
NetEase, Inc. ADR	979	210,818
Sohu.com, Inc.*(b)	445	15,081
Tencent Holdings Ltd.	20,300	496,690
Weibo Corp. ADR*(b)	591	23,995
YY, Inc. ADR*	499	19,670

Total Internet Software & Services		1,846,391

Machinery - 1.5%
China Conch Venture Holdings Ltd.	39,863	70,953
Haitian International Holdings Ltd.	20,000	39,261

Total Machinery		110,214

Media - 0.5%
Alibaba Pictures Group Ltd.*	240,000	39,003

Multiline Retail - 0.4%
Intime Retail Group Co., Ltd.†(b)	36,000	32,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2016

Investments	Shares	Value
Personal Products - 2.5%
Hengan International Group Co., Ltd.	25,000	$183,635

Pharmaceuticals - 5.7%
China Medical System Holdings Ltd.	44,000	69,690
CSPC Pharmaceutical Group Ltd.	130,000	138,834
Luye Pharma Group Ltd.(b)	56,107	33,289
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	12,000	36,759
Sihuan Pharmaceutical Holdings Group Ltd.	170,000	47,362
Sino Biopharmaceutical Ltd.	131,000	92,254

Total Pharmaceuticals		418,188

Real Estate Management & Development - 7.9%
China Evergrande Group(b)	109,000	67,904
China Vanke Co., Ltd. Class H	42,276	96,514
Country Garden Holdings Co., Ltd.	260,000	145,541
Guangzhou R&F Properties Co., Ltd. Class H	36,400	44,038
Longfor Properties Co., Ltd.	42,500	53,939
Red Star Macalline Group Corp. Ltd. Class H(a)	27,000	27,860
Shimao Property Holdings Ltd.	38,000	49,698
Sunac China Holdings Ltd.(b)	62,000	51,579
Zall Group Ltd.*(b)	51,000	39,468

Total Real Estate Management & Development		576,541

Semiconductors & Semiconductor Equipment - 0.6%
GCL-Poly Energy Holdings Ltd.*(b)	169,000	20,272
Hanergy Thin Film Power Group Ltd.*†	502,000	0
Xinyi Solar Holdings Ltd. *(b)	64,000	20,802

Total Semiconductors & Semiconductor Equipment		41,074

Software - 0.3%
Kingsoft Corp., Ltd.(b)	11,000	22,558

Specialty Retail - 0.4%
GOME Electrical Appliances Holding Ltd.(b)	215,000	26,067

Textiles, Apparel & Luxury Goods - 3.2%
ANTA Sports Products Ltd.	21,000	62,704
Belle International Holdings Ltd.	131,000	73,668
Li Ning Co., Ltd.*	33,500	21,042
Shenzhou International Group Holdings Ltd.	12,000	75,918

Total Textiles, Apparel & Luxury Goods		233,332

TOTAL COMMON STOCKS (Cost: $7,931,225)		7,317,680

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $342,329)(d)	342,329	342,329

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $8,273,554)		7,660,009
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.6)%		(336,433)

NET ASSETS - 100.0%		$7,323,576

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $32,642, which represents 0.45% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $764,240 and the total market value of the collateral held by the Fund was $804,948. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $462,619.

ADR - American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	HKD	16,865	USD	2,175	$—

CURRENCY LEGEND

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%
Aerospace & Defense - 1.9%
Boeing Co. (The)	56,967	$8,868,623
Lockheed Martin Corp.	35,896	8,971,846

Total Aerospace & Defense		17,840,469

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	75,315	8,634,112

Automobiles - 2.9%
Ford Motor Co.	1,206,192	14,631,109
General Motors Co.	364,648	12,704,336

Total Automobiles		27,335,445

Beverages - 2.1%
Coca-Cola Co. (The)	251,987	10,447,381
PepsiCo, Inc.	87,919	9,198,965

Total Beverages		19,646,346

Biotechnology - 3.2%
AbbVie, Inc.	214,514	13,432,867
Amgen, Inc.	59,156	8,649,199
Gilead Sciences, Inc.	106,763	7,645,298

Total Biotechnology		29,727,364

Chemicals - 5.4%
Air Products & Chemicals, Inc.	49,933	7,181,364
Dow Chemical Co. (The)	183,708	10,511,772
E.I. du Pont de Nemours & Co.	88,639	6,506,103
Eastman Chemical Co.	99,964	7,518,292
Mosaic Co. (The)	403,633	11,838,556
Praxair, Inc.	62,381	7,310,429

Total Chemicals		50,866,516

Communications Equipment - 1.2%
Cisco Systems, Inc.	360,945	10,907,758

Containers & Packaging - 3.3%
International Paper Co.	226,294	12,007,159
Packaging Corp. of America	104,467	8,860,891
WestRock Co.	186,197	9,453,222

Total Containers & Packaging		30,321,272

Diversified Telecommunication Services - 6.5%
AT&T, Inc.	400,927	17,051,425
CenturyLink, Inc.	1,174,803	27,936,815
Verizon Communications, Inc.	287,528	15,348,245

Total Diversified Telecommunication Services		60,336,485

Electric Utilities - 12.2%
American Electric Power Co., Inc.	197,719	12,448,388
Avangrid, Inc.	395,957	14,998,851
Duke Energy Corp.	186,197	14,452,611
Entergy Corp.	218,764	16,072,591
Exelon Corp.	348,226	12,358,541
FirstEnergy Corp.	457,227	14,160,320
PPL Corp.	421,360	14,347,308
Southern Co. (The)	307,182	15,110,283

Total Electric Utilities		113,948,893

Electrical Equipment - 1.2%
Emerson Electric Co.	191,489	10,675,512

Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc.	158,186	12,243,597

Food Products - 3.0%
General Mills, Inc.	150,522	9,297,744
Kellogg Co.	119,774	8,828,541
Kraft Heinz Co. (The)	115,933	10,123,270

Total Food Products		28,249,555

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	212,076	8,145,839

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	107,067	7,705,612

Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp.	262,238	14,006,132
Yum! Brands, Inc.	154,707	9,797,594

Total Hotels, Restaurants & Leisure		23,803,726

Household Products - 2.1%
Kimberly-Clark Corp.	85,618	9,770,726
Procter & Gamble Co. (The)	121,239	10,193,775

Total Household Products		19,964,501

Industrial Conglomerates - 1.8%
3M Co.	44,534	7,952,436
General Electric Co.	289,260	9,140,616

Total Industrial Conglomerates		17,093,052

IT Services - 4.3%
International Business Machines Corp.	65,931	10,943,887
Paychex, Inc.	160,711	9,784,086
Western Union Co. (The)	465,478	10,110,182
Xerox Corp.	1,076,843	9,400,839

Total IT Services		40,238,994

Leisure Products - 1.5%
Mattel, Inc.	511,592	14,094,360

Machinery - 2.9%
Caterpillar, Inc.	110,525	10,250,089
Cummins, Inc.	69,335	9,476,014
Dover Corp.	101,497	7,605,170

Total Machinery		27,331,273

Metals & Mining - 0.8%
Nucor Corp.	125,089	7,445,297

Multi-Utilities - 2.8%
CenterPoint Energy, Inc.	573,401	14,128,601
Public Service Enterprise Group, Inc.	282,871	12,412,379

Total Multi-Utilities		26,540,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2016

Investments	Shares	Value
Multiline Retail - 2.2%
Kohl’s Corp.	214,379	$10,586,035
Macy’s, Inc.	263,993	9,453,589

Total Multiline Retail		20,039,624

Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	109,643	12,904,981
Exxon Mobil Corp.	124,503	11,237,641
Marathon Petroleum Corp.	196,752	9,906,463
Occidental Petroleum Corp.	202,452	14,420,656
ONEOK, Inc.	261,339	15,003,472
Phillips 66	108,945	9,413,937
Spectra Energy Corp.	316,640	13,010,738
Targa Resources Corp.	444,385	24,916,667
Valero Energy Corp.	172,458	11,782,331

Total Oil, Gas & Consumable Fuels		122,596,886

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	146,396	8,555,382
Eli Lilly & Co.	142,206	10,459,251
Johnson & Johnson	79,102	9,113,342
Merck & Co., Inc.	158,220	9,314,411
Pfizer, Inc.	376,654	12,233,722

Total Pharmaceuticals		49,676,108

Semiconductors & Semiconductor Equipment - 2.2%
Maxim Integrated Products, Inc.	268,555	10,358,166
QUALCOMM, Inc.	149,462	9,744,923

Total Semiconductors & Semiconductor Equipment		20,103,089

Software - 1.1%
CA, Inc.	316,988	10,070,709

Specialty Retail - 2.0%
Gap, Inc. (The)	437,634	9,820,507
L Brands, Inc.	139,490	9,184,022

Total Specialty Retail		19,004,529

Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	732,815	10,874,974
Western Digital Corp.	146,445	9,950,938

Total Technology Hardware, Storage & Peripherals		20,825,912

Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	301,114	10,545,012

Tobacco - 4.0%
Altria Group, Inc.	180,368	12,196,484
Philip Morris International, Inc.	161,603	14,785,059
Reynolds American, Inc.	189,583	10,624,231

Total Tobacco		37,605,774

Trading Companies & Distributors - 0.8%
Fastenal Co.	166,851	7,838,660

TOTAL COMMON STOCKS (Cost: $853,529,346)		931,403,261

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree LargeCap Dividend Fund(a)	12,942	1,034,066
WisdomTree MidCap Dividend Fund(a)	10,992	1,037,425

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,038,604)		2,071,491

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $855,567,950)		933,474,752
Cash and Other Assets in Excess of Liabilities - 0.2%		1,449,216

NET ASSETS - 100.0%		$934,923,968

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.4%
Boeing Co. (The)	3,514	$547,060
General Dynamics Corp.	2,183	376,917
Huntington Ingalls Industries, Inc.	307	56,546
L-3 Communications Corp.	524	79,706
Lockheed Martin Corp.	1,825	456,140
Northrop Grumman Corp.	1,071	249,093
Raytheon Co.	2,001	284,142
Rockwell Collins, Inc.	951	88,215
Spirit AeroSystems Holdings, Inc. Class A	1,245	72,646
Textron, Inc.	2,180	105,861
TransDigm Group, Inc.	288	71,700
United Technologies Corp.	4,287	469,941

Total Aerospace & Defense		2,857,967

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	862	63,150
Expeditors International of Washington, Inc.	1,019	53,966
FedEx Corp.	1,756	326,967
United Parcel Service, Inc. Class B	5,346	612,866

Total Air Freight & Logistics		1,056,949

Airlines - 1.7%
Alaska Air Group, Inc.	1,239	109,937
American Airlines Group, Inc.	14,276	666,546
Delta Air Lines, Inc.	11,353	558,454
JetBlue Airways Corp.*	4,316	96,765
Southwest Airlines Co.	5,660	282,094
United Continental Holdings, Inc.*	4,541	330,948

Total Airlines		2,044,744

Auto Components - 0.2%
BorgWarner, Inc.	1,686	66,496
Goodyear Tire & Rubber Co. (The)	1,466	45,255
Lear Corp.	872	115,427

Total Auto Components		227,178

Automobiles - 2.1%
Ford Motor Co.	68,881	835,526
General Motors Co.	45,651	1,590,481
Harley-Davidson, Inc.	1,450	84,593

Total Automobiles		2,510,600

Banks - 9.7%
Bank of America Corp.	85,323	1,885,638
BB&T Corp.	5,612	263,876
CIT Group, Inc.	1,901	81,135
Citigroup, Inc.	28,299	1,681,810
Citizens Financial Group, Inc.	3,437	122,460
Comerica, Inc.	797	54,284
East West Bancorp, Inc.	995	50,576
Fifth Third Bancorp	8,058	217,324
First Republic Bank	784	72,238
Huntington Bancshares, Inc.	5,716	75,566
JPMorgan Chase & Co.	31,254	2,696,908
KeyCorp	5,331	97,397
M&T Bank Corp.	937	146,575
PNC Financial Services Group, Inc. (The)	3,973	464,682
Regions Financial Corp.	9,185	131,897
Signature Bank*	303	45,511
SunTrust Banks, Inc.	4,197	230,205
SVB Financial Group*	281	48,236
U.S. Bancorp	13,571	697,142
Wells Fargo & Co.	45,611	2,513,622
Zions Bancorp	1,048	45,106

Total Banks		11,622,188

Beverages - 1.9%
Brown-Forman Corp. Class B	2,872	129,010
Coca-Cola Co. (The)	21,462	889,815
Constellation Brands, Inc. Class A	967	148,251
Dr. Pepper Snapple Group, Inc.	1,194	108,260
Molson Coors Brewing Co. Class B	736	71,620
Monster Beverage Corp.*	1,900	84,246
PepsiCo, Inc.	8,046	841,853

Total Beverages		2,273,055

Biotechnology - 3.8%
AbbVie, Inc.	12,485	781,811
Alexion Pharmaceuticals, Inc.*	343	41,966
Amgen, Inc.	6,609	966,302
Biogen, Inc.*	1,685	477,832
Celgene Corp.*	2,434	281,736
Gilead Sciences, Inc.	25,930	1,856,847
Incyte Corp.*	175	17,547
Regeneron Pharmaceuticals, Inc.*	264	96,912

Total Biotechnology		4,520,953

Building Products - 0.1%
A.O. Smith Corp.	780	36,933
Fortune Brands Home & Security, Inc.	857	45,815
Lennox International, Inc.	195	29,868
Masco Corp.	1,743	55,114

Total Building Products		167,730

Capital Markets - 3.7%
Affiliated Managers Group, Inc.*	381	55,359
Ameriprise Financial, Inc.	1,362	151,100
Bank of New York Mellon Corp. (The)	8,178	387,474
BlackRock, Inc.	1,030	391,956
Charles Schwab Corp. (The)	5,121	202,126
CME Group, Inc.	1,499	172,910
E*TRADE Financial Corp.*	1,770	61,330
FactSet Research Systems, Inc.	246	40,204
Franklin Resources, Inc.	5,296	209,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
Goldman Sachs Group, Inc. (The)	3,648	$873,514
Intercontinental Exchange, Inc.	2,999	169,204
MarketAxess Holdings, Inc.	81	11,900
Moody’s Corp.	1,141	107,562
Morgan Stanley	13,700	578,825
MSCI, Inc.	325	25,603
Nasdaq, Inc.	800	53,696
Northern Trust Corp.	1,413	125,828
Raymond James Financial, Inc.	954	66,084
S&P Global, Inc.	1,926	207,122
SEI Investments Co.	792	39,093
State Street Corp.	3,086	239,844
T. Rowe Price Group, Inc.	1,892	142,392
TD Ameritrade Holding Corp.	2,484	108,302

Total Capital Markets		4,421,044

Chemicals - 2.3%
Air Products & Chemicals, Inc.	1,260	181,213
Albemarle Corp.	806	69,381
Ashland Global Holdings, Inc.	33	3,607
Celanese Corp. Series A	700	55,118
CF Industries Holdings, Inc.	365	11,490
Dow Chemical Co. (The)	18,005	1,030,246
E.I. du Pont de Nemours & Co.	3,405	249,927
Eastman Chemical Co.	1,436	108,002
Ecolab, Inc.	1,127	132,107
International Flavors & Fragrances, Inc.	446	52,552
Monsanto Co.	1,799	189,273
Mosaic Co. (The)	1,742	51,093
PPG Industries, Inc.	1,040	98,550
Praxair, Inc.	1,516	177,660
RPM International, Inc.	833	44,840
Sherwin-Williams Co. (The)	514	138,132
Valspar Corp. (The)	479	49,629
Westlake Chemical Corp.	927	51,903

Total Chemicals		2,694,723

Commercial Services & Supplies - 0.2%
Cintas Corp.	516	59,629
Republic Services, Inc.	1,358	77,474
Rollins, Inc.	557	18,816
Waste Management, Inc.	1,996	141,536

Total Commercial Services & Supplies		297,455

Communications Equipment - 1.4%
Arista Networks, Inc.*	211	20,419
Cisco Systems, Inc.	44,211	1,336,056
CommScope Holding Co., Inc.*	286	10,639
F5 Networks, Inc.*	343	49,639
Harris Corp.	635	65,068
Juniper Networks, Inc.	2,603	73,561
Motorola Solutions, Inc.	1,366	113,228

Total Communications Equipment		1,668,610

Construction & Engineering - 0.0%
Fluor Corp.	394	20,693
Jacobs Engineering Group, Inc.*	407	23,199

Total Construction & Engineering		43,892

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	201	44,527
Vulcan Materials Co.	358	44,804

Total Construction Materials		89,331

Consumer Finance - 1.4%
American Express Co.	9,188	680,647
Capital One Financial Corp.	5,083	443,441
Discover Financial Services	3,946	284,467
Synchrony Financial	7,677	278,445

Total Consumer Finance		1,687,000

Containers & Packaging - 0.3%
Avery Dennison Corp.	531	37,287
Ball Corp.	473	35,508
Crown Holdings, Inc.*	1,178	61,928
International Paper Co.	2,471	131,111
Packaging Corp. of America	656	55,642
Sealed Air Corp.	1,110	50,327
WestRock Co.	412	20,917

Total Containers & Packaging		392,720

Distributors - 0.1%
Genuine Parts Co.	935	89,330
LKQ Corp.*	1,563	47,906

Total Distributors		137,236

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B*	17,667	2,879,368
Leucadia National Corp.	438	10,183

Total Diversified Financial Services		2,889,551

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	47,263	2,010,095
CenturyLink, Inc.	4,565	108,556
Level 3 Communications, Inc.*	8,301	467,844
SBA Communications Corp. Class A*	118	12,185
Verizon Communications, Inc.	34,936	1,864,884

Total Diversified Telecommunication Services		4,463,564

Electric Utilities - 2.0%
Alliant Energy Corp.	1,241	47,021
American Electric Power Co., Inc.	960	60,442
Avangrid, Inc.	1,719	65,116
Duke Energy Corp.	4,516	350,532
Edison International	1,635	117,704
Entergy Corp.	2,216	162,809
Eversource Energy	2,181	120,457
Exelon Corp.	4,624	164,106
NextEra Energy, Inc.	2,632	314,419
OGE Energy Corp.	1,128	37,732
PG&E Corp.	2,375	144,329
Pinnacle West Capital Corp.	664	51,812
PPL Corp.	6,823	232,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
Southern Co. (The)	6,461	$317,816
Westar Energy, Inc.	721	40,628
Xcel Energy, Inc.	3,459	140,781

Total Electric Utilities		2,368,027

Electrical Equipment - 0.3%
Acuity Brands, Inc.	141	32,551
AMETEK, Inc.	1,175	57,105
Emerson Electric Co.	3,687	205,550
Rockwell Automation, Inc.	672	90,317

Total Electrical Equipment		385,523

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	1,478	99,321
Arrow Electronics, Inc.*	882	62,887
CDW Corp.	913	47,558
Corning, Inc.	11,425	277,285
Keysight Technologies, Inc.*	1,096	40,081
Trimble, Inc.*	466	14,050

Total Electronic Equipment, Instruments & Components		541,182

Energy Equipment & Services - 0.0%
FMC Technologies, Inc.*	484	17,196

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	1,025	108,322
Apartment Investment & Management Co. Class A	925	42,041
AvalonBay Communities, Inc.	671	118,868
Boston Properties, Inc.	498	62,638
Brixmor Property Group, Inc.	1,163	28,400
Camden Property Trust	693	58,261
Crown Castle International Corp.	512	44,426
Digital Realty Trust, Inc.	335	32,917
Duke Realty Corp.	1,259	33,439
Equinix, Inc.	19	6,791
Equity Residential	8,370	538,693
Essex Property Trust, Inc.	161	37,433
Extra Space Storage, Inc.	478	36,921
Federal Realty Investment Trust	220	31,264
Gaming and Leisure Properties, Inc.	868	26,578
General Growth Properties, Inc.	5,828	145,583
Host Hotels & Resorts, Inc.	5,063	95,387
Iron Mountain, Inc.	172	5,587
Kilroy Realty Corp.	435	31,851
Kimco Realty Corp.	2,948	74,172
Macerich Co. (The)	1,606	113,769
Mid-America Apartment Communities, Inc.	313	30,649
National Retail Properties, Inc.	490	21,658
Prologis, Inc.	2,150	113,498
Public Storage	644	143,934
Realty Income Corp.	543	31,212
Regency Centers Corp.	177	12,204
Simon Property Group, Inc.	1,244	221,021
SL Green Realty Corp.	319	34,308
UDR, Inc.	690	25,171
Ventas, Inc.	1,121	70,085
Vornado Realty Trust	541	56,464
Welltower, Inc.	1,577	105,549
Weyerhaeuser Co.	1,532	46,098

Total Equity Real Estate Investment Trusts (REITs)		2,585,192

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	1,833	293,482
CVS Health Corp.	7,984	630,017
Kroger Co. (The)	7,341	253,338
Rite Aid Corp.*	2,310	19,034
Sysco Corp.	2,183	120,873
Wal-Mart Stores, Inc.	25,850	1,786,752
Walgreens Boots Alliance, Inc.	6,030	499,043
Whole Foods Market, Inc.	1,942	59,736

Total Food & Staples Retailing		3,662,275

Food Products - 1.6%
Archer-Daniels-Midland Co.	4,326	197,482
Campbell Soup Co.	1,440	87,077
Conagra Brands, Inc.	2,050	81,077
General Mills, Inc.	3,264	201,617
Hershey Co. (The)	1,003	103,740
Hormel Foods Corp.	3,206	111,601
Ingredion, Inc.	461	57,607
J.M. Smucker Co. (The)	686	87,849
Kellogg Co.	1,364	100,540
Kraft Heinz Co. (The)	4,141	361,592
McCormick & Co., Inc. Non-Voting Shares	617	57,585
Mead Johnson Nutrition Co.	888	62,835
Mondelez International, Inc. Class A	2,585	114,593
Tyson Foods, Inc. Class A	3,554	219,211
WhiteWave Foods Co. (The)*	340	18,904

Total Food Products		1,863,310

Gas Utilities - 0.1%
Atmos Energy Corp.	580	43,007
UGI Corp.	995	45,850

Total Gas Utilities		88,857

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	3,197	122,797
Align Technology, Inc.*	230	22,110
Baxter International, Inc.	13,725	608,567
Becton, Dickinson and Co.	726	120,189
Boston Scientific Corp.*	4,645	100,471
C.R. Bard, Inc.	365	82,001
Cooper Cos., Inc. (The)	179	31,313
Danaher Corp.	3,418	266,057
DENTSPLY SIRONA, Inc.	790	45,607
Edwards Lifesciences Corp.*	751	70,369
Hologic, Inc.*	1,045	41,925
IDEXX Laboratories, Inc.*	246	28,848
Intuitive Surgical, Inc.*	144	91,321
ResMed, Inc.	721	44,738
St. Jude Medical, Inc.	1,040	83,398
Stryker Corp.	1,766	211,584
Teleflex, Inc.	206	33,197
Varian Medical Systems, Inc.*	617	55,394
Zimmer Biomet Holdings, Inc.	422	43,550

Total Health Care Equipment & Supplies		2,103,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
Health Care Providers & Services - 2.9%
Aetna, Inc.	2,364	$293,160
AmerisourceBergen Corp.	2,123	165,997
Anthem, Inc.	1,974	283,802
Cardinal Health, Inc.	2,230	160,493
Centene Corp.*	901	50,915
Cigna Corp.	1,765	235,433
DaVita, Inc.*	2,180	139,956
Express Scripts Holding Co.*	4,717	324,482
HCA Holdings, Inc.*	4,379	324,134
Henry Schein, Inc.*	401	60,836
Humana, Inc.	699	142,617
Laboratory Corp. of America Holdings*	647	83,062
McKesson Corp.	1,902	267,136
Quest Diagnostics, Inc.	953	87,581
UnitedHealth Group, Inc.	5,134	821,645
Universal Health Services, Inc. Class B	770	81,913

Total Health Care Providers & Services		3,523,162

Health Care Technology - 0.1%
Cerner Corp.*	1,663	78,776

Hotels, Restaurants & Leisure - 1.6%
Aramark	965	34,470
Chipotle Mexican Grill, Inc.*(a)	31	11,697
Darden Restaurants, Inc.	608	44,214
Domino’s Pizza, Inc.	149	23,727
Hilton Worldwide Holdings, Inc.	7,267	197,662
Las Vegas Sands Corp.	3,721	198,739
Marriott International, Inc. Class A	1,134	93,759
McDonald’s Corp.	4,893	595,576
MGM Resorts International*	4,431	127,746
Starbucks Corp.	5,981	332,065
Vail Resorts, Inc.	105	16,937
Wyndham Worldwide Corp.	919	70,184
Wynn Resorts Ltd.	281	24,309
Yum! Brands, Inc.	3,133	198,413

Total Hotels, Restaurants & Leisure		1,969,498

Household Durables - 0.6%
D.R. Horton, Inc.	3,821	104,428
Harman International Industries, Inc.	369	41,018
Leggett & Platt, Inc.	894	43,699
Lennar Corp. Class A	2,406	103,289
Mohawk Industries, Inc.*	532	106,230
Newell Brands, Inc.	864	38,578
NVR, Inc.*	30	50,070
PulteGroup, Inc.	3,469	63,760
Whirlpool Corp.	649	117,969

Total Household Durables		669,041

Household Products - 1.5%
Church & Dwight Co., Inc.	1,265	55,900
Clorox Co. (The)	705	84,614
Colgate-Palmolive Co.	2,648	173,285
Kimberly-Clark Corp.	2,178	248,554
Procter & Gamble Co. (The)	14,564	1,224,541
Spectrum Brands Holdings, Inc.	354	43,305

Total Household Products		1,830,199

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	5,044	58,611

Industrial Conglomerates - 2.0%
3M Co.	3,464	618,567
Carlisle Cos., Inc.	402	44,337
General Electric Co.	33,874	1,070,418
Honeywell International, Inc.	5,434	629,529
Roper Technologies, Inc.	455	83,301

Total Industrial Conglomerates		2,446,152

Insurance - 3.0%
Aflac, Inc.	4,770	331,992
Alleghany Corp.*	114	69,326
Allstate Corp. (The)	2,463	182,557
American Financial Group, Inc.	600	52,872
American International Group, Inc.	738	48,199
Arthur J. Gallagher & Co.	949	49,310
Cincinnati Financial Corp.	1,067	80,825
CNA Financial Corp.	1,749	72,583
Hartford Financial Services Group, Inc. (The)	3,697	176,162
Lincoln National Corp.	2,388	158,253
Loews Corp.	505	23,649
Markel Corp.*	72	65,124
Marsh & McLennan Cos., Inc.	3,000	202,770
MetLife, Inc.	8,468	456,340
Principal Financial Group, Inc.	2,650	153,329
Progressive Corp. (The)	3,640	129,220
Prudential Financial, Inc.	5,586	581,279
Reinsurance Group of America, Inc.	649	81,664
Torchmark Corp.	942	69,482
Travelers Cos., Inc. (The)	3,080	377,054
Unum Group	2,602	114,306
W.R. Berkley Corp.	994	66,111

Total Insurance		3,542,407

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	341	255,706
Expedia, Inc.	233	26,394
Netflix, Inc.*	170	21,046
Priceline Group, Inc. (The)*	233	341,592
TripAdvisor, Inc.*	357	16,554

Total Internet & Catalog Retail		661,292

Internet Software & Services - 3.0%
Akamai Technologies, Inc.*	678	45,209
Alphabet, Inc. Class A*	2,946	2,334,558
CoStar Group, Inc.*	46	8,670
eBay, Inc.*	7,726	229,385
Facebook, Inc. Class A*	7,810	898,540
VeriSign, Inc.*	651	49,522

Total Internet Software & Services		3,565,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
IT Services - 3.4%
Alliance Data Systems Corp.	300	$68,550
Automatic Data Processing, Inc.	1,869	192,096
Broadridge Financial Solutions, Inc.	577	38,255
Cognizant Technology Solutions Corp. Class A*	3,477	194,816
Computer Sciences Corp.	203	12,062
Fidelity National Information Services, Inc.	802	60,663
Fiserv, Inc.*	1,069	113,613
FleetCor Technologies, Inc.*	306	43,305
Gartner, Inc.*	218	22,033
Global Payments, Inc.	374	25,959
International Business Machines Corp.	8,906	1,478,307
Jack Henry & Associates, Inc.	351	31,162
Leidos Holdings, Inc.	724	37,025
MasterCard, Inc. Class A	4,895	505,409
Paychex, Inc.	1,485	90,407
PayPal Holdings, Inc.*	4,318	170,432
Sabre Corp.	920	22,954
Total System Services, Inc.	716	35,106
Vantiv, Inc. Class A*	451	26,889
Visa, Inc. Class A	9,359	730,189
Western Union Co. (The)	4,776	103,735
Xerox Corp.	8,503	74,231

Total IT Services		4,077,198

Leisure Products - 0.1%
Hasbro, Inc.	743	57,798
Mattel, Inc.	1,393	38,377

Total Leisure Products		96,175

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,098	50,025
Illumina, Inc.*	438	56,081
Mettler-Toledo International, Inc.*	126	52,739
Quintiles IMS Holdings, Inc.*	664	50,497
Thermo Fisher Scientific, Inc.	1,728	243,821
Waters Corp.*	400	53,756

Total Life Sciences Tools & Services		506,919

Machinery - 1.2%
Caterpillar, Inc.	1,401	129,929
Cummins, Inc.	1,047	143,093
Deere & Co.	1,863	191,964
Dover Corp.	825	61,817
Fortive Corp.	2,026	108,654
IDEX Corp.	361	32,512
Illinois Tool Works, Inc.	1,967	240,879
Middleby Corp. (The)*	214	27,565
PACCAR, Inc.	1,105	70,609
Parker-Hannifin Corp.	745	104,300
Snap-on, Inc.	371	63,541
Stanley Black & Decker, Inc.	1,004	115,149
Wabtec Corp.	595	49,397
Xylem, Inc.	834	41,300

Total Machinery		1,380,709

Media - 3.8%
CBS Corp. Class B Non-Voting Shares	3,910	248,754
Charter Communications, Inc. Class A*	1,318	379,479
Comcast Corp. Class A	15,114	1,043,622
DISH Network Corp. Class A*	2,123	122,985
Interpublic Group of Cos., Inc. (The)	2,841	66,508
Liberty Broadband Corp. Class C*	1,441	106,735
Omnicom Group, Inc.	1,649	140,346
Scripps Networks Interactive, Inc. Class A	1,354	96,635
Sirius XM Holdings, Inc.	18,405	81,902
Time Warner, Inc.	5,866	566,245
Twenty-First Century Fox, Inc. Class A	13,001	364,548
Viacom, Inc. Class B	4,722	165,742
Walt Disney Co. (The)	11,194	1,166,639

Total Media		4,550,140

Metals & Mining - 0.1%
Nucor Corp.	1,052	62,615
Steel Dynamics, Inc.	1,232	43,835

Total Metals & Mining		106,450

Multi-Utilities - 1.0%
Ameren Corp.	1,572	82,467
CMS Energy Corp.	1,751	72,877
Consolidated Edison, Inc.	2,235	164,675
Dominion Resources, Inc.	3,355	256,959
DTE Energy Co.	1,094	107,770
NiSource, Inc.	1,666	36,885
Public Service Enterprise Group, Inc.	3,704	162,532
SCANA Corp.	1,060	77,677
Sempra Energy	1,682	169,276
WEC Energy Group, Inc.	2,004	117,535

Total Multi-Utilities		1,248,653

Multiline Retail - 0.7%
Dollar General Corp.	1,980	146,658
Dollar Tree, Inc.*	1,132	87,368
Kohl’s Corp.	1,347	66,515
Macy’s, Inc.	2,073	74,234
Nordstrom, Inc.	1,056	50,614
Target Corp.	5,260	379,930

Total Multiline Retail		805,319

Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.	12,913	1,165,527
Kinder Morgan, Inc.	2,446	50,657
Marathon Petroleum Corp.	2,968	149,439
ONEOK, Inc.	617	35,422
Phillips 66	2,846	245,923
Spectra Energy Corp.	1,023	42,035
Tesoro Corp.	1,000	87,450
Valero Energy Corp.	4,114	281,068

Total Oil, Gas & Consumable Fuels		2,057,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,710	$130,798

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	7,904	461,910
Eli Lilly & Co.	4,490	330,239
Johnson & Johnson	18,395	2,119,288
Merck & Co., Inc.	11,896	700,318
Pfizer, Inc.	27,082	879,623
Zoetis, Inc.	1,637	87,629

Total Pharmaceuticals		4,579,007

Professional Services - 0.1%
Equifax, Inc.	502	59,352
Verisk Analytics, Inc.*	708	57,468

Total Professional Services		116,820

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	1,650	51,958

Road & Rail - 1.0%
AMERCO	146	53,960
CSX Corp.	5,862	210,621
JB Hunt Transport Services, Inc.	567	55,039
Kansas City Southern	748	63,468
Norfolk Southern Corp.	1,840	198,849
Old Dominion Freight Line, Inc.*	406	34,831
Union Pacific Corp.	5,036	522,132

Total Road & Rail		1,138,900

Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	1,430	103,846
Applied Materials, Inc.	6,732	217,242
Intel Corp.	36,340	1,318,052
KLA-Tencor Corp.	1,247	98,114
Lam Research Corp.	1,092	115,457
Linear Technology Corp.	1,036	64,595
Maxim Integrated Products, Inc.	1,367	52,725
Microchip Technology, Inc.(a)	135	8,660
NVIDIA Corp.	1,703	181,778
QUALCOMM, Inc.	10,474	682,905
Skyworks Solutions, Inc.	1,603	119,680
Texas Instruments, Inc.	5,620	410,091
Xilinx, Inc.	1,380	83,311

Total Semiconductors & Semiconductor Equipment		3,456,456

Software - 3.4%
Activision Blizzard, Inc.	3,013	108,799
Adobe Systems, Inc.*	1,178	121,275
ANSYS, Inc.*	280	25,897
CA, Inc.	3,071	97,566
Cadence Design Systems, Inc.*	1,176	29,659
CDK Global, Inc.	524	31,278
Citrix Systems, Inc.*	642	57,337
Electronic Arts, Inc.*	1,981	156,024
Intuit, Inc.	853	97,762
Microsoft Corp.	34,039	2,115,183
Oracle Corp.	27,806	1,069,141
Red Hat, Inc.*	300	20,910
salesforce.com, Inc.*	344	23,550
Synopsys, Inc.*	557	32,785
VMware, Inc. Class A*(a)	1,767	139,116

Total Software		4,126,282

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	335	56,655
AutoZone, Inc.*	192	151,640
Bed Bath & Beyond, Inc.	1,858	75,509
Best Buy Co., Inc.	2,533	108,083
Burlington Stores, Inc.*	256	21,696
CarMax, Inc.*	1,185	76,302
Foot Locker, Inc.	979	69,401
Gap, Inc. (The)	3,368	75,578
Home Depot, Inc. (The)	7,198	965,108
L Brands, Inc.	1,939	127,664
Lowe’s Cos., Inc.	4,098	291,450
O’Reilly Automotive, Inc.*	455	126,677
Ross Stores, Inc.	2,067	135,595
Tiffany & Co.	653	50,562
TJX Cos., Inc. (The)	3,652	274,375
Tractor Supply Co.	671	50,868
Ulta Salon Cosmetics & Fragrance, Inc.*	192	48,948

Total Specialty Retail		2,706,111

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	49,796	5,767,373
Hewlett Packard Enterprise Co.	16,087	372,253
HP, Inc.	21,292	315,973
NetApp, Inc.	1,159	40,878

Total Technology Hardware, Storage & Peripherals		6,496,477

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,454	50,919
Hanesbrands, Inc.	2,681	57,829
NIKE, Inc. Class B	9,243	469,822
PVH Corp.	832	75,080
VF Corp.	2,690	143,511

Total Textiles, Apparel & Luxury Goods		797,161

Tobacco - 1.8%
Altria Group, Inc.	9,853	666,260
Philip Morris International, Inc.	9,021	825,331
Reynolds American, Inc.	12,577	704,815

Total Tobacco		2,196,406

Trading Companies & Distributors - 0.3%
Fastenal Co.	1,318	61,920
HD Supply Holdings, Inc.*	3,212	136,542
United Rentals, Inc.*	697	73,589
W.W. Grainger, Inc.	368	85,468

Total Trading Companies & Distributors		357,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2016

Investments	Shares	Value
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	138	$11,275

Water Utilities - 0.1%
American Water Works Co., Inc.	831	60,131

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	2,872	165,169

TOTAL COMMON STOCKS (Cost: $102,016,162)		119,246,064

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree High Dividend Fund(b) (Cost: $217,205)	3,204	215,629

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $7,926)(d)	7,926	7,926

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $102,241,293)		119,469,619
Cash and Other Assets in Excess of Liabilities - 0.1%		169,899

NET ASSETS - 100.0%		$119,639,518

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $143,130 and the total market value of the collateral held by the Fund was $150,329. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $142,403.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 16.9%
Ambev S.A.	332,002	$1,672,914
Arezzo Industria e Comercio S.A.	3,850	29,644
BB Seguridade Participacoes S.A.	35,527	308,912
Cia Hering	10,930	50,776
Cielo S.A.	34,995	299,877
CVC Brasil Operadora e Agencia de Viagens S.A.	6,424	46,778
Direcional Engenharia S.A.	11,100	15,552
Engie Brasil Energia S.A.	10,553	113,484
Estacio Participacoes S.A.	8,763	42,540
GAEC Educacao S.A.	6,420	26,886
Grendene S.A.	9,255	49,990
Guararapes Confeccoes S.A.	668	12,479
Hypermarcas S.A.	24,100	193,484
Kroton Educacional S.A.	62,545	256,160
Lojas Renner S.A.	16,490	117,391
M. Dias Branco S.A.	3,313	117,070
MRV Engenharia e Participacoes S.A.	37,367	125,601
Multiplus S.A.	3,700	38,424
Natura Cosmeticos S.A.	8,112	57,375
Ser Educacional S.A.(a)	8,575	49,189
Smiles S.A.	5,770	79,298
Transmissora Alianca de Energia Eletrica S.A.	4,700	29,950

Total Brazil		3,733,774

Chile - 0.1%
Forus S.A.	5,019	16,898

China - 22.9%
ANTA Sports Products Ltd.	28,000	83,605
BAIC Motor Corp., Ltd. Class H(a)	155,000	137,944
Baidu, Inc. ADR*	2,888	474,816
Belle International Holdings Ltd.	144,000	80,979
Biostime International Holdings Ltd.*(b)	5,500	16,990
Boer Power Holdings Ltd.(b)	18,000	7,174
Boyaa Interactive International Ltd.*(b)	4,000	1,831
BYD Co., Ltd. Class H(b)	23,500	123,817
CGN Power Co., Ltd. Class H(a)	430,000	118,133
Chaowei Power Holdings Ltd.	29,000	24,799
China Aoyuan Property Group Ltd.	23,000	5,280
China Conch Venture Holdings Ltd.	13,000	23,139
China Harmony New Energy Auto Holding Ltd.	49,500	17,749
China Jinmao Holdings Group Ltd.	214,000	57,687
China Lesso Group Holdings Ltd.	40,000	25,951
China Lilang Ltd.	36,000	20,291
China Medical System Holdings Ltd.	12,000	19,006
China Pacific Insurance Group Co., Ltd. Class H	75,800	264,459
China Shengmu Organic Milk Ltd.*(a)	34,000	9,428
China Singyes Solar Technologies Holdings Ltd.	7,000	3,341
China South City Holdings Ltd.	292,000	61,013
China Yongda Automobiles Services Holdings Ltd.	42,000	21,127
China ZhengTong Auto Services Holdings Ltd.	65,000	18,947
CIFI Holdings Group Co., Ltd.	102,000	27,496
Country Garden Holdings Co., Ltd.	310,000	173,529
CT Environmental Group Ltd.(b)	20,000	4,024
Future Land Development Holdings Ltd.	86,000	17,637
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	40,000	124,079
Geely Automobile Holdings Ltd.	85,000	81,238
Golden Eagle Retail Group Ltd.(b)	1,000	1,424
Great Wall Motor Co., Ltd. Class H	253,000	236,255
Guangzhou Automobile Group Co., Ltd. Class H	152,000	183,894
Guorui Properties Ltd.	76,000	23,820
Hengan International Group Co., Ltd.	15,000	110,181
Hisense Kelon Electrical Holdings Co., Ltd. Class H	33,000	26,943
Huaneng Renewables Corp., Ltd. Class H	136,000	44,204
Jiangnan Group Ltd.	52,000	7,311
Jiangsu Expressway Co., Ltd. Class H	28,000	35,392
KWG Property Holding Ltd.	110,500	62,710
Livzon Pharmaceutical Group, Inc. Class H	1,900	11,126
Logan Property Holdings Co., Ltd.	106,000	40,059
Longfor Properties Co., Ltd.	112,500	142,781
MGM China Holdings Ltd.	52,800	109,507
Minth Group Ltd.	18,000	56,067
NetEase, Inc. ADR	773	166,458
New China Life Insurance Co., Ltd. Class H	23,500	107,904
New Oriental Education & Technology Group, Inc. ADR*	1,068	44,963
PICC Property & Casualty Co., Ltd. Class H	170,000	264,873
Ping An Insurance Group Co. of China Ltd. Class H	100,000	500,442
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	17,478	53,540
Shenguan Holdings Group Ltd.	178,000	13,545
Shimao Property Holdings Ltd.	82,000	107,244
Sihuan Pharmaceutical Holdings Group Ltd.	134,000	37,332
Sinopec Engineering Group Co., Ltd. Class H	82,000	68,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2016

Investments	Shares	Value
Sinopharm Group Co., Ltd. Class H	16,000	$65,934
TAL Education Group ADR*	206	14,451
Tianneng Power International Ltd.(b)	34,000	31,223
Times Property Holdings Ltd.	42,000	20,531
TravelSky Technology Ltd. Class H	29,000	60,969
Tsingtao Brewery Co., Ltd. Class H	8,000	30,233
Vipshop Holdings Ltd. ADR*	4,165	45,857
Want Want China Holdings Ltd.(b)	206,000	132,052
Xinhua Winshare Publishing and Media Co., Ltd. Class H	60,000	55,951
Xinyi Solar Holdings Ltd.*(b)	64,000	20,802
XTEP International Holdings Ltd.	50,500	21,234
YY, Inc. ADR*	168	6,623
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,000	60,904

Total China		5,068,677

Hong Kong - 0.4%
Chow Tai Fook Jewellery Group Ltd.(b)	113,600	86,887

India - 4.3%
Apollo Tyres Ltd.	33,476	91,199
Bajaj Auto Ltd.	7,438	288,468
Ceat Ltd.	861	14,755
Dabur India Ltd.	24,874	101,940
Hero MotoCorp Ltd.	4,817	216,020
JSW Energy Ltd.	59,428	53,281
Jubilant Foodworks Ltd.	1,527	19,202
Kaveri Seed Co., Ltd.*	2,727	16,462
Kwality Ltd.	6,208	11,566
Sun TV Network Ltd.	9,439	68,480
Zee Entertainment Enterprises Ltd.	9,723	64,904

Total India		946,277

Indonesia - 4.9%
Ace Hardware Indonesia Tbk PT	278,100	17,236
Blue Bird Tbk PT	67,400	15,008
Gudang Garam Tbk PT	60,100	285,054
Hanjaya Mandala Sampoerna Tbk PT	1,053,300	299,435
Media Nusantara Citra Tbk PT	237,100	30,886
Ramayana Lestari Sentosa Tbk PT	171,400	15,203
Sri Rejeki Isman Tbk PT	1,925,600	32,874
Surya Citra Media Tbk PT	305,900	63,575
Tiphone Mobile Indonesia Tbk PT	334,800	21,247
Tower Bersama Infrastructure Tbk PT	117,300	43,359
Unilever Indonesia Tbk PT	89,000	256,315

Total Indonesia		1,080,192

Malaysia - 1.4%
Astro Malaysia Holdings Bhd	107,100	62,073
Berjaya Sports Toto Bhd	99,700	65,785
Bermaz Auto Bhd	57,100	27,112
British American Tobacco Malaysia Bhd	3,000	29,826
Carlsberg Brewery Malaysia Bhd	15,500	48,096
Dutch Lady Milk Industries Bhd	1,300	16,101
Lingkaran Trans Kota Holdings Bhd	6,100	7,996
Mitrajaya Holdings Bhd	12,500	3,511
Nestle Malaysia Bhd	2,600	45,323
Padini Holdings Bhd	24,300	13,813

Total Malaysia		319,636

Mexico - 6.8%
Coca-Cola Femsa S.A.B. de C.V. Series L	28,355	180,812
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	36,400	54,791
El Puerto de Liverpool S.A.B. de C.V. Class C1	26,640	193,385
Grupo Lala S.A.B. de C.V.(b)	25,650	37,613
Industrias Bachoco S.A.B. de C.V. Series B	27,625	113,643
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	29,335	53,169
Megacable Holdings S.A.B. de C.V. Series CPO	36,024	121,371
Unifin Financiera S.A.B. de C.V. SOFOM ENR(b)	12,200	30,439
Wal-Mart de Mexico S.A.B. de C.V.	394,800	710,013

Total Mexico		1,495,236

Philippines - 1.4%
Cebu Air, Inc.	14,930	27,930
DMCI Holdings, Inc.	313,100	83,514
Universal Robina Corp.	48,280	158,789
Vista Land & Lifescapes, Inc.	514,900	51,270

Total Philippines		321,503

Poland - 0.4%
CCC S.A.	1,277	62,270
Eurocash S.A.	2,794	26,332

Total Poland		88,602

Russia - 4.3%
Magnit PJSC GDR Reg S	12,307	543,354
MegaFon PJSC GDR Reg S	11,150	105,367
Mobile TeleSystems PJSC ADR	33,097	301,514

Total Russia		950,235

South Africa - 7.0%
Astral Foods Ltd.	3,021	28,553
AVI Ltd.	9,464	63,227
City Lodge Hotels Ltd.	2,916	31,533
Clicks Group Ltd.	9,551	80,668
Foschini Group Ltd. (The)	10,405	121,078
Hyprop Investments Ltd.	4,255	36,501
Imperial Holdings Ltd.	5,792	77,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2016

Investments	Shares	Value
Lewis Group Ltd.(b)	14,624	$45,118
Massmart Holdings Ltd.	1,795	16,560
Metair Investments Ltd.	18,049	29,037
Mr. Price Group Ltd.	9,900	115,506
Murray & Roberts Holdings Ltd.	29,693	25,014
Pick n Pay Stores Ltd.	16,888	78,691
Resilient REIT Ltd.	12,440	104,078
RMB Holdings Ltd.	45,464	220,754
Shoprite Holdings Ltd.	8,204	102,863
SPAR Group Ltd. (The)	7,652	111,118
Truworths International Ltd.	11,770	68,572
Woolworths Holdings Ltd.	35,146	182,528

Total South Africa		1,538,671

South Korea - 18.8%
Amorepacific Corp.	982	261,395
Cell Biotech Co., Ltd.	238	9,587
Com2uS Corp.	528	38,120
Dongwon Development Co., Ltd.	5,382	18,983
Gamevil, Inc.*	299	12,056
Hansae Yes24 Holdings Co., Ltd.	3,029	26,082
Hanssem Co., Ltd.	384	63,269
Hy-Lok Corp.	771	13,469
Hyundai Engineering Plastics Co., Ltd.	5,112	39,616
Hyundai Wia Corp.	760	45,935
Kangwon Land, Inc.	7,920	234,426
Korea Electric Power Corp.	28,176	1,027,615
Korea Real Estate Investment & Trust Co., Ltd.	7,677	18,147
KT Skylife Co., Ltd.	2,386	34,176
KT&G Corp.	5,144	430,157
LG Household & Health Care Ltd.	320	227,057
Modetour Network, Inc.	740	17,737
Nexen Corp.	7,587	50,756
Samsung C&T Corp.	4,539	471,638
Seohan Co., Ltd.	5,473	10,354
Shinsegae, Inc.	534	77,814
Silicon Works Co., Ltd.	645	14,846
SK Holdings Co., Ltd.	5,346	1,015,820

Total South Korea		4,159,055

Taiwan - 3.2%
Charoen Pokphand Enterprise	16,000	22,266
Cheng Shin Rubber Industry Co., Ltd.	82,000	154,693
Elite Advanced Laser Corp.	7,000	28,018
Highwealth Construction Corp.	49,000	69,025
momo.com, Inc.	5,000	30,097
Novatek Microelectronics Corp.	21,000	69,394
Ruentex Development Co., Ltd.*	81,000	92,488
Ruentex Industries Ltd.	97,000	161,622
Taiwan Land Development Corp.	132,000	41,571
Yulon Nissan Motor Co., Ltd.	5,000	30,485

Total Taiwan		699,659

Thailand - 3.7%
Amata Corp. PCL NVDR	61,200	19,654
AP Thailand PCL NVDR	252,170	52,813
Beauty Community PCL NVDR	51,700	16,891
BEC World PCL NVDR	71,600	33,190
CP ALL PCL NVDR	68,700	119,902
GFPT PCL NVDR	97,100	39,859
Home Product Center PCL NVDR	174,859	49,806
Jasmine International PCL NVDR	209,900	46,305
Karmarts PCL(b)	42,500	14,598
LPN Development PCL NVDR	104,600	35,343
Major Cineplex Group PCL NVDR	53,600	49,019
Malee Group PCL NVDR	6,000	19,268
Minor International PCL NVDR	54,520	54,428
Pruksa Holding PCL NVDR	33,500	21,048
Quality Houses PCL NVDR	713,000	51,369
Robinson Department Store PCL NVDR	31,100	55,147
SPCG PCL NVDR	55,400	33,107
Supalai PCL NVDR	73,700	51,451
Thai Vegetable Oil PCL NVDR	49,200	55,643

Total Thailand		818,841

Turkey - 3.4%
Aksa Akrilik Kimya Sanayii AS	5,236	13,665
Albaraka Turk Katilim Bankasi AS	89,314	30,215
BIM Birlesik Magazalar AS	9,016	125,592
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	4,370	7,678
Dogus Otomotiv Servis ve Ticaret AS	8,570	21,391
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	134,315	114,169
Is Gayrimenkul Yatirim Ortakligi AS	118,478	52,543
Tat Gida Sanayi AS	7,340	11,957
Turk Telekomunikasyon AS	71,548	107,395
Turk Traktor ve Ziraat Makineleri AS	1,393	29,701
Yapi ve Kredi Bankasi AS*	234,248	228,414

Total Turkey		742,720

TOTAL COMMON STOCKS (Cost: $24,231,052)		22,066,863

WARRANTS - 0.0%

South Africa - 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19* (Cost: $0)	182	40

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2016

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $188,921)(d)	188,921	$188,921

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $24,419,973)		22,255,824
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(161,262)

NET ASSETS - 100.0%		$22,094,562

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $542,743 and the total market value of the collateral held by the Fund was $573,738. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $384,817.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 5.4%
Ambev S.A.	3,282	$16,538
Banco Bradesco S.A.	607	5,435
Banco Santander Brasil S.A.	345	3,130
BM&FBovespa S.A.	1,861	9,434
BR Malls Participacoes S.A.*	700	2,570
BRF S.A.	467	6,923
CCR S.A.	615	3,016
CETIP S.A. - Mercados Organizados	235	3,220
Cia Siderurgica Nacional S.A.*	400	1,333
Cielo S.A.	568	4,867
Cosan S.A. Industria e Comercio	200	2,344
CPFL Energia S.A.	436	3,377
Embraer S.A.	511	2,512
Engie Brasil Energia S.A.	188	2,022
Equatorial Energia S.A.	163	2,724
Estacio Participacoes S.A.	200	971
Hypermarcas S.A.	200	1,606
Itau Unibanco Holding S.A.	330	3,042
Itausa - Investimentos Itau S.A.	1,200	2,961
JBS S.A.	539	1,888
Klabin S.A.	533	2,902
Kroton Educacional S.A.	991	4,059
Localiza Rent a Car S.A.	100	1,051
Lojas Renner S.A.	555	3,951
Multiplan Empreendimentos Imobiliarios S.A.	200	3,649
Odontoprev S.A.	300	1,161
Raia Drogasil S.A.	163	3,064
Sul America S.A.	200	1,106
TIM Participacoes S.A.	633	1,523
TOTVS S.A.	100	739
Ultrapar Participacoes S.A.	570	11,988
WEG S.A.	611	2,910

Total Brazil		118,016

Chile - 1.5%
Aguas Andinas S.A. Class A	4,207	2,190
Banco de Chile	25,139	2,946
Banco de Credito e Inversiones	34	1,721
Banco Santander Chile	52,603	2,926
Cencosud S.A.	685	1,923
Cia Cervecerias Unidas S.A.	162	1,692
Empresa Nacional de Telecomunicaciones S.A.*	140	1,485
Empresas CMPC S.A.	883	1,805
Empresas COPEC S.A.	611	5,855
Enel Americas S.A.	14,044	2,283
Itau CorpBanca	142,426	1,195
Latam Airlines Group S.A.*	147	1,239
S.A.C.I. Falabella	722	5,713

Total Chile		32,973

China - 25.5%
58.com, Inc. ADR*(a)	87	2,436
AAC Technologies Holdings, Inc.	500	4,543
Alibaba Group Holding Ltd. ADR*	1,100	96,591
Alibaba Pictures Group Ltd.*	10,000	1,625
ANTA Sports Products Ltd.	1,000	2,986
Baidu, Inc. ADR*	265	43,569
Belle International Holdings Ltd.	7,000	3,936
Bitauto Holdings Ltd. ADR*(a)	38	720
BYD Co., Ltd. Class H	1,000	5,269
China Biologic Products, Inc.*	20	2,150
China Conch Venture Holdings Ltd.	2,400	4,272
China Evergrande Group	5,000	3,115
China Huishan Dairy Holdings Co., Ltd.	3,000	1,165
China Medical System Holdings Ltd.	2,000	3,168
China Minsheng Banking Corp., Ltd. Class H	9,500	10,158
China Resources Phoenix Healthcare Holdings Co., Ltd.	1,000	1,280
China Vanke Co., Ltd. Class H	2,100	4,794
Country Garden Holdings Co., Ltd.	12,000	6,717
CSPC Pharmaceutical Group Ltd.	4,000	4,272
Ctrip.com International Ltd. ADR*	434	17,360
Dali Foods Group Co., Ltd.(b)	2,500	1,322
Delphi Automotive PLC	331	22,293
Fang Holdings Ltd. ADR*(a)	308	1,010
Fuyao Glass Industry Group Co., Ltd. Class H(b)	400	1,241
Geely Automobile Holdings Ltd.	5,000	4,779
GF Securities Co., Ltd. Class H	2,200	4,591
GOME Electrical Appliances Holding Ltd.	12,000	1,455
Great Wall Motor Co., Ltd. Class H	3,000	2,801
Guangzhou R&F Properties Co., Ltd. Class H	1,600	1,936
Haitian International Holdings Ltd.	1,000	1,963
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Hengan International Group Co., Ltd.	1,000	7,345
Intime Retail Group Co., Ltd.†	2,000	1,813
JD.com, Inc. ADR*	1,100	27,984
Kingsoft Corp., Ltd.	1,000	2,051
Li Ning Co., Ltd.*	2,000	1,256
Longfor Properties Co., Ltd.	2,000	2,538
Luye Pharma Group Ltd.	2,500	1,483
MGM China Holdings Ltd.	800	1,659
Momo, Inc. ADR*	25	460
NetEase, Inc. ADR	66	14,212
New Oriental Education & Technology Group, Inc. ADR*	154	6,483
Ping An Insurance Group Co. of China Ltd. Class H	7,500	37,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
Qunar Cayman Islands Ltd. ADR*(a)	100	$3,013
Red Star Macalline Group Corp. Ltd. Class H(b)	1,600	1,651
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,672
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	249	763
Shenzhou International Group Holdings Ltd.	1,000	6,327
Shimao Property Holdings Ltd.	1,500	1,962
Sihuan Pharmaceutical Holdings Group Ltd.	7,000	1,950
Sino Biopharmaceutical Ltd.	5,000	3,521
Skyworth Digital Holdings Ltd.	2,000	1,140
Sohu.com, Inc.*	40	1,356
Sun Art Retail Group Ltd.	2,500	2,193
Sunac China Holdings Ltd.	3,000	2,496
Sunny Optical Technology Group Co., Ltd.	1,000	4,379
TAL Education Group ADR*	54	3,788
Tencent Holdings Ltd.	5,200	127,231
Tingyi Cayman Islands Holding Corp.	2,000	2,433
Vipshop Holdings Ltd. ADR*	378	4,162
Want Want China Holdings Ltd.	6,000	3,846
Weibo Corp. ADR*(a)	6	244
WH Group Ltd.(b)	8,000	6,470
Xinyi Glass Holdings Ltd.*	2,000	1,635
Xinyi Solar Holdings Ltd.*	4,000	1,300
YY, Inc. ADR*	34	1,340
Zall Group Ltd.*	3,000	2,322
ZTE Corp. Class H	760	1,321

Total China		557,849

Czech Republic - 0.2%
Komercni Banka AS	120	4,146

Hungary - 0.5%
OTP Bank PLC	366	10,499

India - 9.1%
ACC Ltd.	57	1,118
Adani Ports & Special Economic Zone Ltd.	646	2,555
Ambuja Cements Ltd.	764	2,322
Ashok Leyland Ltd.	1,050	1,239
Asian Paints Ltd.	227	2,980
Aurobindo Pharma Ltd.	187	1,844
Bajaj Auto Ltd.	67	2,598
Bharat Forge Ltd.	91	1,216
Bharti Airtel Ltd.	989	4,454
Bharti Infratel Ltd.	387	1,958
Cadila Healthcare Ltd.	189	993
Cairn India Ltd.	668	2,383
Cipla Ltd.	229	1,919
Dabur India Ltd.	320	1,311
Dr. Reddy’s Laboratories Ltd.	62	2,796
Glenmark Pharmaceuticals Ltd.	118	1,545
HCL Technologies Ltd.	356	4,343
Hero MotoCorp Ltd.	87	3,902
Hindalco Industries Ltd.	746	1,704
Hindustan Unilever Ltd.	587	7,147
ICICI Bank Ltd. ADR	1,247	9,340
Idea Cellular Ltd.	1,493	1,631
IDFC Bank Ltd.	1,348	1,193
IndusInd Bank Ltd.	334	5,452
Infosys Ltd. ADR	1,015	15,052
ITC Ltd.	2,221	7,908
JSW Steel Ltd.	77	1,846
Kotak Mahindra Bank Ltd.	737	7,815
Larsen & Toubro Ltd. GDR Reg S	164	3,264
Lupin Ltd.	157	3,440
Mahindra & Mahindra Ltd.	250	4,364
Marico Ltd.	334	1,282
Maruti Suzuki India Ltd.	86	6,741
Motherson Sumi Systems Ltd.	269	1,294
Pidilite Industries Ltd.	114	991
Reliance Industries Ltd. GDR(b)	978	30,856
Siemens Ltd.	95	1,557
Sun Pharmaceutical Industries Ltd.	795	7,380
Tata Consultancy Services Ltd.	322	11,223
Tata Motors Ltd. ADR	166	5,709
Tech Mahindra Ltd.	282	2,031
United Spirits Ltd.*	34	973
UPL Ltd.	268	2,555
Vedanta Ltd.	788	2,510
Wipro Ltd.	503	3,516
Yes Bank Ltd.	307	5,231
Zee Entertainment Enterprises Ltd.	396	2,643

Total India		198,124

Indonesia - 3.0%
Adaro Energy Tbk PT	20,500	2,579
Astra International Tbk PT	20,700	12,714
Bank Central Asia Tbk PT	18,200	20,939
Bumi Serpong Damai Tbk PT	11,000	1,433
Charoen Pokphand Indonesia Tbk PT	6,200	1,422
Gudang Garam Tbk PT	400	1,897
Hanjaya Mandala Sampoerna Tbk PT	6,300	1,791
Indocement Tunggal Prakarsa Tbk PT	1,000	1,143
Indofood CBP Sukses Makmur Tbk PT	1,800	1,146
Indofood Sukses Makmur Tbk PT	3,900	2,294
Kalbe Farma Tbk PT	22,900	2,575
Lippo Karawaci Tbk PT	28,900	1,545
Matahari Department Store Tbk PT	2,500	2,807
Mayora Indah Tbk PT	10,100	1,233
Pakuwon Jati Tbk PT	23,700	994
Surya Citra Media Tbk PT	6,300	1,309
Unilever Indonesia Tbk PT	1,300	3,744
United Tractors Tbk PT	2,500	3,943

Total Indonesia		65,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
Malaysia - 2.6%
Astro Malaysia Holdings Bhd	6,200	$3,593
British American Tobacco Malaysia Bhd	300	2,983
Dialog Group Bhd	9,100	3,124
Genting Bhd	4,700	8,382
Genting Malaysia Bhd	7,200	7,351
Hong Leong Bank Bhd	1,508	4,538
IOI Corp. Bhd	7,300	7,160
Maxis Bhd	3,200	4,266
SapuraKencana Petroleum Bhd*	11,600	4,189
Westports Holdings Bhd	3,100	2,971
YTL Corp. Bhd	13,100	4,526
YTL Power International Bhd	9,300	3,089

Total Malaysia		56,172

Mexico - 3.4%
Alfa S.A.B. de C.V. Class A	2,444	3,049
Alsea S.A.B. de C.V.	363	1,045
America Movil S.A.B. de C.V. Series L	11,310	7,153
Arca Continental S.A.B. de C.V.	400	2,098
Cemex S.A.B. de C.V. Series CPO*	7,337	5,891
Coca-Cola Femsa S.A.B. de C.V. Series L	363	2,315
Concentradora Fibra Danhos S.A. de C.V.	1,200	1,829
El Puerto de Liverpool S.A.B. de C.V. Class C1	60	436
Fomento Economico Mexicano S.A.B. de C.V.	1,224	9,368
Gruma S.A.B. de C.V. Class B	118	1,507
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	207	1,713
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	133	1,928
Grupo Bimbo S.A.B. de C.V. Series A	839	1,915
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,000	9,931
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,115	1,698
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,179	1,707
Grupo Lala S.A.B. de C.V.(a)	479	702
Grupo Mexico S.A.B. de C.V. Series B	2,073	5,678
Grupo Televisa S.A.B. Series CPO	1,537	6,455
Industrias Penoles S.A.B. de C.V.	60	1,124
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	1,510
Mexichem S.A.B. de C.V.	500	1,143
Wal-Mart de Mexico S.A.B. de C.V.	2,861	5,145

Total Mexico		75,340

Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	1,700	2,421
Aboitiz Power Corp.	1,300	1,091
Ayala Corp.	190	2,792
Ayala Land, Inc.	4,900	3,154
Bank of the Philippine Islands	1,440	2,572
BDO Unibank, Inc.	1,190	2,683
GT Capital Holdings, Inc.	60	1,533
JG Summit Holdings, Inc.	1,630	2,218
Jollibee Foods Corp.	260	1,015
Manila Electric Co.	200	1,066
Megaworld Corp.	14,000	1,005
Metro Pacific Investments Corp.	9,800	1,313
Metropolitan Bank & Trust Co.	1,260	1,840
PLDT, Inc.	60	1,648
SM Investments Corp.	335	4,414
SM Prime Holdings, Inc.	10,000	5,703
Universal Robina Corp.	530	1,743

Total Philippines		38,211

Poland - 1.3%
Alior Bank S.A.*	322	4,180
Asseco Poland S.A.	55	711
Bank Pekao S.A.	241	7,263
Bank Zachodni WBK S.A.	55	4,164
CCC S.A.	28	1,365
Cyfrowy Polsat S.A.*	336	1,980
ING Bank Slaski S.A.	67	2,591
LPP S.A.	2	2,718
mBank S.A.*	21	1,687
Orange Polska S.A.	1,091	1,440

Total Poland		28,099

Russia - 5.6%
Lukoil PJSC ADR	878	49,256
Magnit PJSC GDR Reg S	342	15,099
Mail.ru Group Ltd. GDR Reg S*	125	2,294
MMC Norilsk Nickel PJSC ADR	802	13,465
Mobile TeleSystems PJSC ADR	616	5,612
Novatek PJSC GDR Reg S	137	17,782
Novolipetsk Steel PJSC GDR	86	1,600
PhosAgro PJSC GDR Reg S	80	1,220
Polymetal International PLC	319	3,370
Severstal PJSC GDR Reg S	183	2,782
Sistema PJSC FC GDR Reg S	244	2,196
X5 Retail Group N.V. GDR Reg S*	119	3,861
Yandex N.V. Class A*	252	5,073

Total Russia		123,610

South Africa - 8.4%
Anglo American Platinum Ltd.*	56	1,083
AngloGold Ashanti Ltd.*	305	3,403
Aspen Pharmacare Holdings Ltd.	220	4,562
AVI Ltd.	232	1,550
Barclays Africa Group Ltd.	303	3,738
Bidvest Group Ltd. (The)	207	2,744
Capitec Bank Holdings Ltd.	53	2,694
Clicks Group Ltd.	165	1,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
Discovery Ltd.	431	$3,609
FirstRand Ltd.	3,634	14,129
Foschini Group Ltd. (The)	118	1,373
Gold Fields Ltd.	582	1,855
Hyprop Investments Ltd.	288	2,471
Impala Platinum Holdings Ltd.*	572	1,788
Imperial Holdings Ltd.	130	1,734
Investec Ltd.	216	1,433
Life Healthcare Group Holdings Ltd.	735	1,752
MMI Holdings Ltd.	749	1,292
Mondi Ltd.	70	1,433
Mr. Price Group Ltd.	168	1,960
MTN Group Ltd.	1,159	10,693
Naspers Ltd. Class N	317	46,688
Nedbank Group Ltd.	175	3,047
Netcare Ltd.	1,063	2,475
Pick n Pay Stores Ltd.	319	1,486
Pioneer Foods Group Ltd.	99	1,115
PSG Group Ltd.	79	1,263
Rand Merchant Investment Holdings Ltd.	1,018	2,963
Remgro Ltd.	558	9,101
Resilient REIT Ltd.	347	2,903
RMB Holdings Ltd.	1,075	5,220
Sanlam Ltd.	1,609	7,401
Sappi Ltd.*	297	1,953
Shoprite Holdings Ltd.	249	3,122
Sibanye Gold Ltd.	501	930
Standard Bank Group Ltd.	1,348	14,959
Tiger Brands Ltd.	122	3,549
Truworths International Ltd.	306	1,783
Vodacom Group Ltd.	365	4,068
Woolworths Holdings Ltd.	541	2,810

Total South Africa		183,526

South Korea - 15.9%
Amorepacific Corp.	22	5,856
Amorepacific Group	16	1,762
BGF retail Co., Ltd.	18	1,219
BNK Financial Group, Inc.	263	1,890
Celltrion, Inc.*	71	6,313
Cheil Worldwide, Inc.	57	743
CJ CheilJedang Corp.	7	2,072
CJ Corp.	11	1,703
CJ E&M Corp.	18	1,057
CJ Korea Express Corp.*	8	1,186
Coway Co., Ltd.	36	2,632
Daelim Industrial Co., Ltd.	19	1,370
DGB Financial Group, Inc.	192	1,553
Dongbu Insurance Co., Ltd.	47	2,432
Doosan Heavy Industries & Construction Co., Ltd.	37	833
E-Mart, Inc.	15	2,273
GS Engineering & Construction Corp.*	45	987
GS Holdings Corp.	45	2,016
Hana Financial Group, Inc.	265	6,857
Hankook Tire Co., Ltd.	58	2,785
Hanmi Pharm Co., Ltd.	4	1,012
Hanmi Science Co., Ltd.	21	1,062
Hanssem Co., Ltd.	9	1,483
Hanwha Chemical Corp.	78	1,595
Hanwha Corp.	40	1,161
Hanwha Techwin Co., Ltd.	24	863
Hotel Shilla Co., Ltd.	17	678
Hyosung Corp.	14	1,687
Hyundai Department Store Co., Ltd.	15	1,354
Hyundai Development Co-Engineering & Construction	48	1,786
Hyundai Engineering & Construction Co., Ltd.	49	1,736
Hyundai Glovis Co., Ltd.	15	1,919
Hyundai Heavy Industries Co., Ltd.*	31	3,735
Hyundai Marine & Fire Insurance Co., Ltd.	56	1,461
Hyundai Motor Co.	105	12,693
Hyundai Steel Co.	66	3,115
Kakao Corp.	28	1,785
KB Financial Group, Inc.	342	12,119
Kia Motors Corp.	181	5,882
Korea Investment Holdings Co., Ltd.	44	1,526
Korea Zinc Co., Ltd.	9	3,540
KT Corp.	77	1,874
KT&G Corp.	88	7,359
LG Chem Ltd.	31	6,699
LG Corp.	96	4,769
LG Display Co., Ltd.	129	3,359
LG Electronics, Inc.	71	3,033
LG Household & Health Care Ltd.	6	4,257
LG Uplus Corp.	148	1,403
Lotte Chemical Corp.	11	3,361
Lotte Confectionery Co., Ltd.	8	1,182
Lotte Shopping Co., Ltd.	8	1,467
Mirae Asset Securities Co., Ltd.†	79	1,341
NAVER Corp.	17	10,908
NCSoft Corp.	10	2,049
NH Investment & Securities Co., Ltd.	122	975
OCI Co., Ltd.*	12	782
Orion Corp.	4	2,169
Ottogi Corp.	2	1,096
POSCO	55	11,726
S-1 Corp.	14	1,017
Samsung C&T Corp.	55	5,715
Samsung Electro-Mechanics Co., Ltd.	37	1,556
Samsung Electronics Co., Ltd.	63	93,994
Samsung Fire & Marine Insurance Co., Ltd.	34	7,558
Samsung Heavy Industries Co., Ltd.*	159	1,218
Samsung Life Insurance Co., Ltd.	73	6,800
Samsung SDS Co., Ltd.	19	2,195
Samsung Securities Co., Ltd.	46	1,207
Shinhan Financial Group Co., Ltd.	416	15,585
SK Holdings Co., Ltd.	26	4,940
SK Hynix, Inc.	320	11,843
SK Innovation Co., Ltd.	71	8,612
SK Telecom Co., Ltd.	27	5,007
Yuhan Corp.	7	1,156

Total South Korea		347,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
Taiwan - 11.8%
Acer, Inc.*	5,000	$2,032
Advanced Semiconductor Engineering, Inc.	4,000	4,102
Asia Cement Corp.	3,000	2,453
AU Optronics Corp.	4,000	1,465
Cathay Financial Holding Co., Ltd.	8,000	11,964
Chailease Holding Co., Ltd.	1,000	1,710
Chang Hwa Commercial Bank Ltd.	6,360	3,384
Cheng Shin Rubber Industry Co., Ltd.	3,000	5,659
Chicony Electronics Co., Ltd.	1,000	2,327
China Development Financial Holding Corp.	13,000	3,251
China Life Insurance Co., Ltd.	4,576	4,551
Compal Electronics, Inc.	3,000	1,717
CTBC Financial Holding Co., Ltd.	17,672	9,678
Delta Electronics, Inc.	1,052	5,206
E.Sun Financial Holding Co., Ltd.	8,660	4,931
Far Eastern New Century Corp.	4,080	3,064
Far EasTone Telecommunications Co., Ltd.	1,000	2,250
Formosa Chemicals & Fibre Corp.	2,000	5,976
Formosa Petrochemical Corp.	2,000	6,950
Formosa Plastics Corp.	3,000	8,303
Foxconn Technology Co., Ltd.	1,020	2,700
Fubon Financial Holding Co., Ltd.	7,000	11,077
Highwealth Construction Corp.	1,000	1,409
Hon Hai Precision Industry Co., Ltd.	8,085	21,122
Innolux Corp.	5,000	1,800
Inventec Corp.	2,000	1,371
Lite-On Technology Corp.	1,015	1,531
MediaTek, Inc.	1,000	6,718
Nan Ya Plastics Corp.	4,000	8,837
Pegatron Corp.	2,000	4,778
Pou Chen Corp.	3,000	3,742
Powertech Technology, Inc.	1,000	2,699
Quanta Computer, Inc.	2,000	3,742
Ruentex Industries Ltd.	1,000	1,666
Shin Kong Financial Holding Co., Ltd.*	9,449	2,316
Siliconware Precision Industries Co., Ltd.	3,000	4,454
SinoPac Financial Holdings Co., Ltd.	12,245	3,450
Taishin Financial Holding Co., Ltd.	7,506	2,748
Taiwan Cement Corp.	2,000	2,181
Taiwan Mobile Co., Ltd.	1,000	3,227
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	56,316
Teco Electric and Machinery Co., Ltd.	2,000	1,731
Uni-President Enterprises Corp.	3,160	5,236
United Microelectronics Corp.	10,000	3,537
Wistron Corp.	3,000	2,322
WPG Holdings Ltd.	2,000	2,358
Yuanta Financial Holding Co., Ltd.	12,236	4,556

Total Taiwan		258,597

Thailand - 2.6%
Advanced Info Service PCL NVDR	1,300	5,336
Bangkok Bank PCL NVDR	900	4,009
Bangkok Dusit Medical Services PCL NVDR	5,200	3,354
Bank of Ayudhya PCL NVDR	3,000	3,351
BTS Group Holdings PCL NVDR	9,000	2,149
Bumrungrad Hospital PCL NVDR	500	2,527
Central Pattana PCL NVDR	2,200	3,486
Charoen Pokphand Foods PCL NVDR	3,600	2,966
CP ALL PCL NVDR	5,100	8,901
Energy Absolute PCL NVDR	2,300	1,911
Glow Energy PCL NVDR	500	1,103
Indorama Ventures PCL NVDR	1,800	1,684
Kasikornbank PCL NVDR	1,900	9,418
Minor International PCL NVDR	2,710	2,705
Thai Union Group PCL NVDR	2,400	1,407
True Corp. PCL NVDR	15,100	3,015

Total Thailand		57,322

Turkey - 1.4%
Akbank TAS	2,808	6,242
Anadolu Efes Biracilik ve Malt Sanayii AS	181	907
Arcelik AS	249	1,501
BIM Birlesik Magazalar AS	191	2,661
Haci Omer Sabanci Holding AS	1,240	3,226
KOC Holding AS	896	3,515
Tupras Turkiye Petrol Rafinerileri AS	146	2,937
Turkcell Iletisim Hizmetleri AS*	927	2,569
Turkiye Garanti Bankasi AS	2,635	5,708
Ulker Biskuvi Sanayi AS	165	758

Total Turkey		30,024

TOTAL COMMON STOCKS (Cost: $2,248,916)		2,185,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $7,444)(d)	7,444	$7,444

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,256,360)		2,193,403
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(4,499)

NET ASSETS - 100.0%		$2,188,904

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,154, which represents 0.14% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)	At December 31, 2016, the total market value of the Fund’s securities on loan was $7,213 and the total market value of the collateral held by the Fund was $7,444.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	MXN	2,700	USD	131	$—
1/4/2017	GBP	49	USD	61	—
1/4/2017	ZAR	3,352	USD	244	(1)

					$(1)

CURRENCY LEGEND

GBP	British pound

MXN	Mexican peso

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 5.0%
Alupar Investimento S.A.	243,613	$1,279,928
Banco do Brasil S.A.	1,328,538	11,466,074
Banco Santander Brasil S.A.	1,541,292	13,984,193
BB Seguridade Participacoes S.A.	1,081,255	9,401,640
BM&FBovespa S.A.	689,128	3,493,597
CCR S.A.	1,876,455	9,201,531
CETIP S.A. - Mercados Organizados	113,449	1,554,621
Cia Hering	214,651	997,180
Engie Brasil Energia S.A.	629,934	6,774,108
Ez Tec Empreendimentos e Participacoes S.A.	254,401	1,223,270
Grendene S.A.	351,665	1,899,490
Mahle-Metal Leve S.A.	246,045	1,569,390
Multiplus S.A.	272,093	2,825,681
Porto Seguro S.A.	125,970	1,041,138
Qualicorp S.A.	255,500	1,511,161
Smiles S.A.	149,710	2,057,495
Transmissora Alianca de Energia Eletrica S.A.	918,567	5,853,406

Total Brazil		76,133,903

Chile - 2.1%
AES Gener S.A.	16,360,349	5,843,008
Aguas Andinas S.A. Class A	6,525,100	3,397,356
Banco de Chile	43,361,385	5,082,032
Banco Santander Chile	100,888,755	5,612,421
Enel Americas S.A.	45,355,574	7,372,308
Engie Energia Chile S.A.	1,132,118	1,791,687
Inversiones Aguas Metropolitanas S.A.	1,232,040	1,777,098
Inversiones La Construccion S.A.	61,652	805,378

Total Chile		31,681,288

China - 18.8%
361 Degrees International Ltd.	2,319,000	897,313
Agricultural Bank of China Ltd. Class H	17,826,000	7,311,439
Bank of China Ltd. Class H	47,641,084	21,137,903
Bank of Communications Co., Ltd. Class H	18,247,287	13,203,315
Belle International Holdings Ltd.	8,346,000	4,693,390
China CITIC Bank Corp., Ltd. Class H	7,114,000	4,523,583
China Construction Bank Corp. Class H	60,018,054	46,214,478
China Everbright Bank Co., Ltd. Class H	4,502,000	2,049,755
China Evergrande Group(a)	10,946,000	6,819,058
China Galaxy Securities Co., Ltd. Class H	2,016,500	1,818,014
China Lilang Ltd.	1,564,000	881,536
China Merchants Bank Co., Ltd. Class H	1,900,932	4,457,407
China Minsheng Banking Corp., Ltd. Class H	3,261,000	3,486,801
China Pacific Insurance Group Co., Ltd. Class H	1,095,200	3,821,048
China Power International Development Ltd.	14,367,000	5,207,080
China Resources Power Holdings Co., Ltd.	6,372,000	10,125,309
China Shineway Pharmaceutical Group Ltd.	1,293,000	1,467,584
China Vanke Co., Ltd. Class H	589,200	1,345,110
China Zhongwang Holdings Ltd.(a)	5,178,000	2,203,930
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,576,991	925,470
CIFI Holdings Group Co., Ltd.	5,178,000	1,395,822
CITIC Telecom International Holdings Ltd.	3,020,000	907,579
CNOOC Ltd.	32,173,000	40,251,782
Country Garden Holdings Co., Ltd.	8,664,000	4,849,869
Datang International Power Generation Co., Ltd. Class H	6,878,350	1,800,952
Dongyue Group Ltd.*†	3,374,000	596,194
FIH Mobile Ltd.	13,270,000	4,193,328
Fuyao Glass Industry Group Co., Ltd. Class H(b)	430,400	1,335,086
GF Securities Co., Ltd. Class H(a)	939,600	1,960,845
Greatview Aseptic Packaging Co., Ltd.	1,833,000	940,952
Guangzhou R&F Properties Co., Ltd. Class H	1,154,800	1,397,113
Haitong Securities Co., Ltd. Class H	1,326,800	2,276,035
Huadian Power International Corp., Ltd. Class H(a)	3,862,000	1,748,402
Huaneng Power International, Inc. Class H	11,040,000	7,319,038
Huishang Bank Corp., Ltd. Class H	2,003,000	1,020,469
Industrial & Commercial Bank of China Ltd. Class H	47,518,823	28,499,710
Jiangsu Expressway Co., Ltd. Class H	1,260,527	1,593,309
KWG Property Holding Ltd.	2,378,000	1,349,542
Lenovo Group Ltd.	11,948,000	7,242,940
Logan Property Holdings Co., Ltd.	2,804,000	1,059,662
Red Star Macalline Group Corp. Ltd. Class H(b)	714,800	737,558
Shanghai Industrial Holdings Ltd.	859,000	2,326,667
Shenzhen Expressway Co., Ltd. Class H	834,000	713,184
Shenzhen Investment Ltd.	4,930,000	1,977,557
Shimao Property Holdings Ltd.	2,247,500	2,939,405
Sihuan Pharmaceutical Holdings Group Ltd.	10,500,000	2,925,263
Sino-Ocean Group Holding Ltd.	3,352,000	1,500,221
Sinopec Engineering Group Co., Ltd. Class H	1,441,500	1,202,931
SITC International Holdings Co., Ltd.	3,925,000	2,389,480
Skyworth Digital Holdings Ltd.	2,968,000	1,692,030
Sunac China Holdings Ltd.(a)	1,806,000	1,502,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2016

Investments	Shares	Value
Tianneng Power International Ltd.(a)	1,234,000	$1,133,227
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	558,200	943,155
Xinyi Glass Holdings Ltd.*	3,920,000	3,205,510
Xinyi Solar Holdings Ltd.*(a)	6,370,000	2,070,436
XTEP International Holdings Ltd.	3,123,000	1,313,141
Yingde Gases Group Co., Ltd.†	4,508,500	1,668,921
Yuexiu Property Co., Ltd.	8,944,000	1,222,811
Yuexiu Transport Infrastructure Ltd.	2,224,000	1,394,097
Yuzhou Properties Co., Ltd.	3,521,000	1,226,173
Zhejiang Expressway Co., Ltd. Class H	1,420,398	1,355,700

Total China		289,768,066

Czech Republic - 1.7%
CEZ AS	1,049,400	17,614,290
Komercni Banka AS	142,467	4,921,678
O2 Czech Republic AS	421,195	4,271,476

Total Czech Republic		26,807,444

Hong Kong - 0.2%
CP Pokphand Co., Ltd.	22,202,000	2,749,066
Wasion Group Holdings Ltd.	1,436,000	772,346

Total Hong Kong		3,521,412

Indonesia - 0.7%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,036,400	1,267,277
Gudang Garam Tbk PT	1,695,100	8,039,851
Indo Tambangraya Megah Tbk PT	1,687,900	2,114,182

Total Indonesia		11,421,310

Malaysia - 3.4%
Alliance Financial Group Bhd	1,028,900	853,212
AMMB Holdings Bhd	1,277,500	1,227,380
Astro Malaysia Holdings Bhd	5,252,000	3,043,959
Berjaya Sports Toto Bhd	1,978,772	1,305,654
Bermaz Auto Bhd	2,471,900	1,173,684
British American Tobacco Malaysia Bhd	362,697	3,605,949
Bursa Malaysia Bhd	403,900	796,816
Carlsberg Brewery Malaysia Bhd	382,736	1,187,625
DiGi.Com Bhd	7,333,647	7,896,013
Malakoff Corp. Bhd	4,899,057	1,496,145
Malayan Banking Bhd	6,948,865	12,701,893
MISC Bhd	4,247,500	6,959,234
SP Setia Bhd Group	1,773,300	1,237,278
UOA Development Bhd	1,269,359	664,956
YTL Corp. Bhd	12,874,400	4,448,355
YTL Power International Bhd	8,777,300	2,915,332

Total Malaysia		51,513,485

Mexico - 0.2%
Concentradora Fibra Danhos S.A. de C.V.	929,643	1,416,474
Grupo Financiero Interacciones S.A. de C.V.	170,500	673,757
Macquarie Mexico Real Estate Management S.A. de C.V.*	767,039	795,280

Total Mexico		2,885,511

Philippines - 1.0%
Energy Development Corp.	18,913,100	1,959,315
Globe Telecom, Inc.	141,315	4,289,552
PLDT, Inc.	305,759	8,395,495

Total Philippines		14,644,362

Poland - 1.5%
Asseco Poland S.A.	109,129	1,410,680
Bank Handlowy w Warszawie S.A.	86,171	1,576,936
Bank Pekao S.A.	204,890	6,174,727
Bank Zachodni WBK S.A.	42,691	3,231,765
Ciech S.A.	60,889	850,547
Energa S.A.	628,146	1,369,362
Orange Polska S.A.	1,352,028	1,784,652
Powszechny Zaklad Ubezpieczen S.A.	759,563	6,042,950

Total Poland		22,441,619

Russia - 17.3%
Gazprom PJSC ADR	15,173,441	76,625,877
LSR Group PJSC GDR Reg S	523,262	1,805,254
Lukoil PJSC ADR	1,072,277	60,154,740
MegaFon PJSC GDR Reg S	1,613,937	15,251,705
MMC Norilsk Nickel PJSC ADR	1,994,751	33,491,869
Mobile TeleSystems PJSC ADR	2,456,757	22,381,056
Novolipetsk Steel PJSC GDR	993,987	18,488,158
PhosAgro PJSC GDR Reg S	774,416	11,809,844
Severstal PJSC GDR Reg S	1,407,224	21,389,805
Sistema PJSC FC GDR Reg S	461,017	4,149,153

Total Russia		265,547,461

South Africa - 9.9%
Assore Ltd.	146,618	2,540,164
Astral Foods Ltd.	105,782	999,804
Barclays Africa Group Ltd.	625,947	7,721,462
Barloworld Ltd.(a)	212,927	1,835,765
Bidvest Group Ltd. (The)	340,237	4,509,540
Coronation Fund Managers Ltd.	265,313	1,367,599
DataTec Ltd.	277,611	1,004,475
FirstRand Ltd.	3,048,446	11,852,715
Foschini Group Ltd. (The)	266,120	3,096,722
Hudaco Industries Ltd.	43,932	367,005
Hyprop Investments Ltd.	142,551	1,222,863
Imperial Holdings Ltd.	236,248	3,151,816
Investec Ltd.	202,601	1,344,500
Lewis Group Ltd.(a)	330,736	1,020,384
Liberty Holdings Ltd.	201,085	1,632,207
MMI Holdings Ltd.	1,226,045	2,114,984
Mr. Price Group Ltd.	259,117	3,023,190
MTN Group Ltd.	4,062,747	37,484,226
Nedbank Group Ltd.	280,420	4,883,102
Resilient REIT Ltd.	194,289	1,625,492
Reunert Ltd.(a)	305,196	1,519,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2016

Investments	Shares	Value
RMB Holdings Ltd.	773,651	$3,756,521
Santam Ltd.	89,987	1,539,814
Sasol Ltd.	549,709	16,035,022
Standard Bank Group Ltd.	898,439	9,969,881
Telkom S.A. SOC Ltd.	575,121	3,111,752
Truworths International Ltd.	650,821	3,791,657
Vodacom Group Ltd.	1,816,258	20,241,149

Total South Africa		152,763,430

South Korea - 3.4%
Hite Jinro Co., Ltd.	90,382	1,578,954
Korea Electric Power Corp.	871,601	31,788,395
Meritz Securities Co., Ltd.	399,622	1,144,802
Mirae Asset Daewoo Co., Ltd.(a)	171,412	1,027,507
NH Investment & Securities Co., Ltd.	138,757	1,108,631
SK Telecom Co., Ltd.	83,426	15,472,284
Tongyang Life Insurance Co., Ltd.	76,512	804,523

Total South Korea		52,925,096

Taiwan - 24.9%
Accton Technology Corp.	672,000	1,061,305
Advanced Semiconductor Engineering, Inc.	7,503,000	7,694,131
Asia Cement Corp.	3,162,158	2,585,338
Asustek Computer, Inc.	891,000	7,326,166
Aten International Co., Ltd.	311,000	773,905
Cathay Financial Holding Co., Ltd.	6,605,000	9,878,091
Cheng Shin Rubber Industry Co., Ltd.(a)	3,384,000	6,383,915
Cheng Uei Precision Industry Co., Ltd.(a)	883,000	1,002,755
Chicony Electronics Co., Ltd.	923,072	2,148,078
Chimei Materials Technology Corp.	1,834,000	776,757
Chin-Poon Industrial Co., Ltd.	461,000	868,246
China Airlines Ltd.	5,503,000	1,587,946
China Development Financial Holding Corp.	10,555,000	2,639,651
China Metal Products	888,000	878,935
China Steel Chemical Corp.	298,000	1,100,313
China Synthetic Rubber Corp.	1,180,176	1,045,457
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,832,750	1,100,367
Chunghwa Telecom Co., Ltd.	8,478,000	26,700,084
Cleanaway Co., Ltd.	189,000	964,675
Compal Electronics, Inc.	5,289,000	3,027,772
Compeq Manufacturing Co., Ltd.(a)	2,119,000	1,022,385
CTBC Financial Holding Co., Ltd.	9,191,000	5,033,391
CTCI Corp.(a)	1,094,000	1,653,101
Elan Microelectronics Corp.(a)	811,000	871,921
Elite Material Co., Ltd.	435,000	1,214,744
Elitegroup Computer Systems Co., Ltd.	2,324,000	1,124,900
Eternal Materials Co., Ltd.	1,178,005	1,204,358
Everlight Electronics Co., Ltd.	663,000	948,348
Far Eastern Department Stores Ltd.	2,012,000	998,852
Far Eastern New Century Corp.	5,157,402	3,872,572
Far EasTone Telecommunications Co., Ltd.	3,095,000	6,962,286
Farglory Land Development Co., Ltd.	888,000	1,018,077
Feng Hsin Steel Co., Ltd.	1,037,000	1,455,964
First Financial Holding Co., Ltd.	7,051,000	3,762,984
Flytech Technology Co., Ltd.	280,098	817,811
Formosa Chemicals & Fibre Corp.	5,165,000	15,432,980
Formosa International Hotels Corp.(a)	201,000	1,053,989
Formosa Petrochemical Corp.	8,494,000	29,517,763
Formosa Plastics Corp.	6,466,000	17,895,907
Formosan Rubber Group, Inc.	1,937,901	962,066
Fubon Financial Holding Co., Ltd.	4,703,000	7,442,148
Getac Technology Corp.	810,000	956,297
Gigabyte Technology Co., Ltd.	1,027,000	1,373,412
Greatek Electronics, Inc.	775,000	937,820
Highwealth Construction Corp.	1,458,000	2,053,840
Holtek Semiconductor, Inc.	565,000	866,898
Hon Hai Precision Industry Co., Ltd.	17,183,000	44,891,514
Inventec Corp.	4,402,000	3,018,530
Kenda Rubber Industrial Co., Ltd.	1,025,543	1,546,476
Kinsus Interconnect Technology Corp.(a)	601,000	1,327,723
Lien Hwa Industrial Corp.	957,700	655,226
Lite-On Technology Corp.	2,637,651	3,977,469
Long Chen Paper Co., Ltd.(a)	1,569,000	795,965
Makalot Industrial Co., Ltd.(a)	348,000	1,338,918
MediaTek, Inc.	1,647,000	11,063,809
Mega Financial Holding Co., Ltd.	9,976,302	7,119,518
Nan Ya Plastics Corp.	9,131,000	20,172,118
Nantex Industry Co., Ltd.	1,115,000	755,926
Nanya Technology Corp.(a)	4,434,314	6,645,486
Novatek Microelectronics Corp.	1,095,000	3,618,403
OptoTech Corp.	1,801,000	779,545
Pegatron Corp.	3,606,000	8,615,284
Primax Electronics Ltd.	645,000	882,575
Qisda Corp.	2,709,000	1,265,024
Quanta Computer, Inc.	5,094,990	9,532,654
Radiant Opto-Electronics Corp.	1,019,170	1,777,199
Rechi Precision Co., Ltd.	832,000	815,762
Run Long Construction Co., Ltd.	905,000	909,802
Sampo Corp.	1,673,000	949,949
Sercomm Corp.	507,000	1,212,873
Siliconware Precision Industries Co., Ltd.	4,113,724	6,107,595
SinoPac Financial Holdings Co., Ltd.	5,870,900	1,654,031
Syncmold Enterprise Corp.	709,324	1,386,559
Synnex Technology International Corp.	1,659,875	1,673,832
Taiwan Cement Corp.	3,113,485	3,395,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2016

Investments	Shares	Value
Taiwan Cogeneration Corp.	1,427,000	$987,375
Taiwan Fertilizer Co., Ltd.	1,283,000	1,598,326
Taiwan Mobile Co., Ltd.	3,810,253	12,295,334
Taiwan PCB Techvest Co., Ltd.	842,000	785,072
Taiwan Secom Co., Ltd.	452,538	1,244,062
Test Research, Inc.	797,000	944,659
Test Rite International Co., Ltd.	1,394,000	869,385
Tong Hsing Electronic Industries Ltd.	239,000	815,725
Topco Scientific Co., Ltd.	371,192	972,063
Transcend Information, Inc.	810,000	2,141,301
Tripod Technology Corp.	584,000	1,319,160
TSRC Corp.	799,584	821,193
Tung Ho Steel Enterprise Corp.	1,981,000	1,300,014
TXC Corp.	677,000	855,991
U-Ming Marine Transport Corp.(a)	1,037,048	807,655
United Microelectronics Corp.	13,828,000	4,891,222
Wan Hai Lines Ltd.	3,725,000	1,883,940
Wistron Corp.	3,010,290	2,330,408
WPG Holdings Ltd.	2,525,000	2,977,132
WT Microelectronics Co., Ltd.	856,943	1,143,335
Yulon Nissan Motor Co., Ltd.(a)	414,000	2,524,155
Yungtay Engineering Co., Ltd.	629,000	875,319

Total Taiwan		382,266,960

Thailand - 6.2%
Advanced Info Service PCL	3,321,061	13,632,760
Advanced Info Service PCL NVDR	1,873,800	7,691,839
Bangchak Petroleum PCL (The) NVDR	2,037,600	1,906,134
Bangkok Land PCL NVDR	25,492,300	1,224,411
Banpu PCL NVDR	3,236,233	1,735,124
BEC World PCL NVDR(a)	3,027,955	1,403,612
BJC Heavy Industries PCL NVDR	3,806,007	542,038
BTS Group Holdings PCL NVDR	21,866,543	5,220,786
Glow Energy PCL NVDR	1,580,600	3,486,893
Hana Microelectronics PCL NVDR	1,239,200	1,366,873
Ichitan Group PCL NVDR(a)	2,697,300	768,279
Intouch Holdings PCL NVDR	6,255,659	8,690,720
IRPC PCL NVDR(a)	21,419,300	2,871,019
Jasmine International PCL NVDR(a)	12,673,600	2,795,868
Kiatnakin Bank PCL NVDR	820,100	1,351,165
Krung Thai Bank PCL NVDR	6,820,900	3,371,356
Land & Houses PCL NVDR	10,363,853	2,836,200
Pruksa Holding PCL NVDR	1,888,700	1,186,684
PTT Global Chemical PCL NVDR(a)	4,008,134	7,051,352
Quality Houses PCL NVDR(a)	12,728,400	917,029
Sansiri PCL NVDR	23,430,600	1,086,128
Siam City Cement PCL NVDR	260,799	1,980,909
Siam Commercial Bank PCL (The) NVDR	1,446,500	6,159,960
SPCG PCL NVDR	1,569,408	937,863
Star Petroleum Refining PCL	6,375,438	2,207,605
Thai Oil PCL NVDR	2,258,900	4,557,477
Thai Vegetable Oil PCL NVDR	1,534,197	1,735,105
Thanachart Capital PCL NVDR	873,500	1,073,261
Tipco Asphalt PCL NVDR(a)	1,995,900	1,058,966
Total Access Communication PCL NVDR(a)	2,988,124	3,149,961
TTW PCL NVDR	5,325,777	1,591,316

Total Thailand		95,588,693

Turkey - 3.4%
Aksa Akrilik Kimya Sanayii AS	418,678	1,092,638
Aslan Cimento AS	76,627	876,148
Bolu Cimento Sanayii AS	439,977	781,742
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	608,177	1,068,494
Cimsa Cimento Sanayi ve Ticaret AS	323,565	1,452,437
Dogus Otomotiv Servis ve Ticaret AS(a)	624,984	1,559,972
Enka Insaat ve Sanayi AS	3,697,253	5,654,771
Eregli Demir ve Celik Fabrikalari TAS	5,428,410	7,932,121
Ford Otomotiv Sanayi AS	391,309	3,401,816
Petkim Petrokimya Holding AS	2,593,078	2,727,538
Soda Sanayii AS	1,375,982	2,069,293
TAV Havalimanlari Holding AS	639,491	2,550,619
Trakya Cam Sanayii AS	1,170,444	944,980
Tupras Turkiye Petrol Rafinerileri AS	625,418	12,579,123
Turk Telekomunikasyon AS	3,453,742	5,184,148
Turk Traktor ve Ziraat Makineleri AS	87,060	1,856,237
Vestel Beyaz Esya Sanayi ve Ticaret AS	217,948	744,751

Total Turkey		52,476,828

TOTAL COMMON STOCKS (Cost: $1,707,789,746)		1,532,386,868

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(a)(c) (Cost: $1,058,410)	25,158	1,093,367

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $17,752,402)(e)	17,752,402	17,752,402

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $1,726,600,558)		1,551,232,637
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(13,831,399)

NET ASSETS - 100.0%		$1,537,401,238

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,265,115, which represents 0.15% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2016

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $34,030,444 and the total market value of the collateral held by the Fund was $37,405,176. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,652,774.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	BRL	420,522	USD	127,919	$(1,285)

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 12.7%
AES Tiete Energia S.A.	13,473	$57,954
Ambev S.A.	340,860	1,717,548
Arezzo Industria e Comercio S.A.	3,877	29,851
BB Seguridade Participacoes S.A.	136,870	1,190,101
CETIP S.A. - Mercados Organizados	14,877	203,863
Cia Hering	8,753	40,663
Cielo S.A.	49,095	420,702
CVC Brasil Operadora e Agencia de Viagens S.A.	5,627	40,975
Engie Brasil Energia S.A.	37,308	401,198
Grendene S.A.	21,835	117,940
Localiza Rent a Car S.A.	5,377	56,534
Lojas Renner S.A.	13,320	94,824
M. Dias Branco S.A.	1,521	53,747
Multiplus S.A.	15,919	165,319
Natura Cosmeticos S.A.	5,892	41,673
Odontoprev S.A.	23,263	90,059
Ser Educacional S.A.(a)	3,558	20,410
Smiles S.A.	8,540	117,367
Ultrapar Participacoes S.A.	16,130	339,232
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,125	23,648
WEG S.A.	42,205	200,995

Total Brazil		5,424,603

Chile - 0.1%
Forus S.A.	10,113	34,048

China - 13.8%
AAC Technologies Holdings, Inc.	28,000	254,426
ANTA Sports Products Ltd.	120,000	358,306
BAIC Motor Corp., Ltd. Class H(a)	63,500	56,513
Best Pacific International Holdings Ltd.	30,000	23,062
Brilliance China Automotive Holdings Ltd.	84,000	115,710
China Conch Venture Holdings Ltd.	49,000	87,216
China Everbright International Ltd.	133,000	150,786
China Gas Holdings Ltd.	116,000	157,397
China Lesso Group Holdings Ltd.	88,000	57,092
China Medical System Holdings Ltd.	62,000	98,200
China Overseas Land & Investment Ltd.	416,000	1,102,623
China State Construction International Holdings Ltd.	176,000	263,325
China Yongda Automobiles Services Holdings Ltd.	69,000	34,708
CIFI Holdings Group Co., Ltd.	572,000	154,193
Consun Pharmaceutical Group Ltd.	35,000	17,425
CSPC Pharmaceutical Group Ltd.	110,000	117,475
CT Environmental Group Ltd.	186,000	37,425
Fu Shou Yuan International Group Ltd.	38,000	22,497
Fuyao Glass Industry Group Co., Ltd. Class H(a)	22,800	70,725
Geely Automobile Holdings Ltd.	65,000	62,123
Golden Eagle Retail Group Ltd.	33,000	46,990
Guangzhou R&F Properties Co., Ltd. Class H	168,000	203,252
Guorui Properties Ltd.	131,000	41,058
Haitian International Holdings Ltd.	46,000	90,301
Hengan International Group Co., Ltd.	46,500	341,561
Logan Property Holdings Co., Ltd.	316,000	119,420
Luye Pharma Group Ltd.	57,500	34,115
MGM China Holdings Ltd.	79,200	164,260
Minth Group Ltd.	32,000	99,676
Shenzhou International Group Holdings Ltd.	40,000	253,058
Sino Biopharmaceutical Ltd.	105,000	73,944
Sunny Optical Technology Group Co., Ltd.	12,000	52,546
Tencent Holdings Ltd.	29,600	724,237
Xinyi Glass Holdings Ltd.*	244,000	199,527
Xinyi Solar Holdings Ltd.*	376,000	122,211
Yestar International Holdings Co., Ltd.	32,500	15,761
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,364	52,601

Total China		5,875,745

Hong Kong - 0.3%
CP Pokphand Co., Ltd.	1,168,000	144,623

India - 7.9%
ACC Ltd.	2,116	41,498
Adani Ports & Special Economic Zone Ltd.	7,397	29,258
Asian Paints Ltd.	3,291	43,207
Bajaj Auto Ltd.	2,119	82,181
Bharat Forge Ltd.	2,226	29,733
Cadila Healthcare Ltd.	4,188	22,007
Castrol India Ltd.	6,442	36,130
Cipla Ltd.	3,391	28,419
Coal India Ltd.	144,163	637,231
Cummins India Ltd.	2,740	33,054
Dr. Reddy’s Laboratories Ltd.	962	43,379
Havells India Ltd.	7,240	36,509
HCL Technologies Ltd.	20,096	245,152
Hero MotoCorp Ltd.	2,625	117,719
Hexaware Technologies Ltd.	8,773	26,770
Hindustan Unilever Ltd.	16,365	199,252
Infosys Ltd. ADR	53,708	796,490
ITC Ltd.	58,153	207,053
Lupin Ltd.	2,239	49,054
Pidilite Industries Ltd.	3,589	31,189
Sun Pharmaceutical Industries Ltd.	2,809	26,074
Tata Consultancy Services Ltd.	11,436	398,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2016

Investments	Shares	Value
Tech Mahindra Ltd.	11,524	$83,013
Titan Co., Ltd.	5,648	27,196
UPL Ltd.	3,309	31,544
Wipro Ltd. ADR	4,638	44,896
Zee Entertainment Enterprises Ltd.	5,001	33,383

Total India		3,379,983

Indonesia - 7.9%
Ace Hardware Indonesia Tbk PT	550,007	34,088
Adhi Karya Persero Tbk PT	81,700	12,613
Astra Agro Lestari Tbk PT	29,400	36,607
Astra International Tbk PT	1,063,600	653,278
Blue Bird Tbk PT	96,700	21,533
Charoen Pokphand Indonesia Tbk PT	177,400	40,688
Gudang Garam Tbk PT	91,800	435,407
Indofood CBP Sukses Makmur Tbk PT	175,100	111,448
Kalbe Farma Tbk PT	614,731	69,127
Media Nusantara Citra Tbk PT	402,300	52,406
Mitra Keluarga Karyasehat Tbk PT	189,500	36,149
Pakuwon Jati Tbk PT	566,900	23,774
Pembangunan Perumahan Persero Tbk PT	92,264	26,092
Sawit Sumbermas Sarana Tbk PT	185,100	19,235
Semen Indonesia Persero Tbk PT	248,500	169,233
Surya Citra Media Tbk PT	596,400	123,950
Tambang Batubara Bukit Asam Persero Tbk PT	77,300	71,720
Telekomunikasi Indonesia Persero Tbk PT	2,973,400	878,392
Tower Bersama Infrastructure Tbk PT	180,500	66,720
Unilever Indonesia Tbk PT	153,565	442,258
Waskita Karya Persero Tbk PT	138,729	26,258

Total Indonesia		3,350,976

Malaysia - 2.1%
Bursa Malaysia Bhd	35,900	70,824
Carlsberg Brewery Malaysia Bhd	12,800	39,718
Datasonic Group Bhd	55,500	14,970
Dutch Lady Milk Industries Bhd	3,900	48,302
Fraser & Neave Holdings Bhd	10,200	53,388
HAP Seng Consolidated Bhd	94,300	186,246
Hartalega Holdings Bhd	47,600	51,250
Inari Amertron Bhd	58,175	43,054
Kossan Rubber Industries	22,600	33,200
Lingkaran Trans Kota Holdings Bhd	19,600	25,691
My EG Services Bhd	69,450	23,377
Nestle Malaysia Bhd	4,100	71,471
Padini Holdings Bhd	39,600	22,510
Scientex Bhd	18,200	27,182
Top Glove Corp. Bhd	51,300	61,180
Westports Holdings Bhd	117,400	112,532

Total Malaysia		884,895

Mexico - 6.1%
America Movil S.A.B. de C.V. Series L	1,337,670	846,047
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	11,880	51,542
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	7,897	114,487
Grupo Lala S.A.B. de C.V.	43,151	63,276
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	64,466	116,844
Unifin Financiera S.A.B. de C.V. SOFOM ENR	12,004	29,949
Wal-Mart de Mexico S.A.B. de C.V.	759,289	1,365,515

Total Mexico		2,587,660

Philippines - 0.8%
D&L Industries, Inc.	185,700	42,584
Jollibee Foods Corp.	12,410	48,429
Semirara Mining & Power Corp.	40,480	105,857
Universal Robina Corp.	43,040	141,555

Total Philippines		338,425

Poland - 0.3%
CCC S.A.	594	28,965
Ciech S.A.	2,606	36,403
Eurocash S.A.	5,557	52,371

Total Poland		117,739

Russia - 8.6%
Magnit PJSC GDR Reg S	13,790	608,828
MMC Norilsk Nickel PJSC ADR	119,502	2,006,439
Novatek PJSC GDR Reg S	8,285	1,075,393

Total Russia		3,690,660

South Africa - 11.0%
Aspen Pharmacare Holdings Ltd.	5,468	113,391
Astral Foods Ltd.	3,930	37,145
AVI Ltd.	18,799	125,592
Capitec Bank Holdings Ltd.	2,713	137,882
City Lodge Hotels Ltd.	2,917	31,544
Clicks Group Ltd.	11,004	92,941
EOH Holdings Ltd.	3,503	41,918
Foschini Group Ltd. (The)	14,774	171,919
Life Healthcare Group Holdings Ltd.	17,975	42,851
Massmart Holdings Ltd.	4,296	39,633
Mr. Price Group Ltd.	15,237	177,774
Naspers Ltd. Class N	1,387	204,281
Netcare Ltd.	44,743	104,177
Oceana Group Ltd.	7,267	63,769
Pick n Pay Stores Ltd.	18,278	85,168
Pioneer Foods Group Ltd.	6,968	78,454
Rand Merchant Investment Holdings Ltd.	67,414	196,203
Resilient REIT Ltd.	26,000	217,525
RMB Holdings Ltd.	91,716	445,334
Santam Ltd.	9,483	162,269
Shoprite Holdings Ltd.	16,104	201,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2016

Investments	Shares	Value
SPAR Group Ltd. (The)	7,746	$112,483
Truworths International Ltd.	37,167	216,533
Tsogo Sun Holdings Ltd.	52,766	106,497
Vodacom Group Ltd.	105,112	1,171,413
Woolworths Holdings Ltd.	57,732	299,826

Total South Africa		4,678,437

South Korea - 3.6%
Amorepacific Corp.	248	66,014
Coway Co., Ltd.	3,066	224,150
Dongwon Development Co., Ltd.	3,851	13,583
Grand Korea Leisure Co., Ltd.	1,523	25,787
Hanmi Semiconductor Co., Ltd.	733	9,376
Hanon Systems	17,839	152,129
Hansae Co., Ltd.	996	21,152
Hansol Chemical Co., Ltd.	241	16,621
Hanssem Co., Ltd.	223	36,742
Hyundai Glovis Co., Ltd.	869	111,161
Kakao Corp.	369	23,525
KEPCO Plant Service & Engineering Co., Ltd.	2,040	91,545
Korea Aerospace Industries Ltd.	664	36,834
Korea Real Estate Investment & Trust Co., Ltd.	7,885	18,639
LEENO Industrial, Inc.	479	17,192
LG Household & Health Care Ltd.	126	89,404
Medy-Tox, Inc.	65	19,191
NAVER Corp.	55	35,292
NCSoft Corp.	278	56,967
NICE Information Service Co., Ltd.	2,520	14,459
SK Hynix, Inc.	11,549	427,422
SPC Samlip Co., Ltd.	107	15,016

Total South Korea		1,522,201

Taiwan - 16.7%
Advantech Co., Ltd.	21,000	165,829
Aerospace Industrial Development Corp.	48,000	56,893
Aten International Co., Ltd.	13,000	32,350
Chaun-Choung Technology Corp.	3,000	12,427
Cleanaway Co., Ltd.	7,000	35,729
Cub Elecparts, Inc.	4,199	32,767
Delta Electronics, Inc.	104,000	514,692
Eclat Textile Co., Ltd.	13,160	137,811
Elite Advanced Laser Corp.	7,167	28,687
Elite Material Co., Ltd.	21,000	58,643
Ennoconn Corp.	2,050	26,206
Feng TAY Enterprise Co., Ltd.	33,680	125,925
FLEXium Interconnect, Inc.	13,449	35,386
Flytech Technology Co., Ltd.	7,000	20,438
Formosa Petrochemical Corp.	341,000	1,185,020
Grape King Bio Ltd.	3,000	17,407
Greatek Electronics, Inc.	40,000	48,403
Highwealth Construction Corp.	185,000	260,604
Holiday Entertainment Co., Ltd.	1,000	1,589
Holtek Semiconductor, Inc.	18,000	27,618
Hota Industrial Manufacturing Co., Ltd.	6,000	23,271
Hotai Motor Co., Ltd.	23,000	263,334
IEI Integration Corp.	20,000	27,739
Iron Force Industrial Co., Ltd.	2,000	10,084
Kenda Rubber Industrial Co., Ltd.	53,860	81,219
King Slide Works Co., Ltd.	4,000	51,754
Kung Long Batteries Industrial Co., Ltd.	3,000	14,661
Largan Precision Co., Ltd.	3,000	352,788
Makalot Industrial Co., Ltd.	18,784	72,271
MediaTek, Inc.	99,000	665,038
Merry Electronics Co., Ltd.	7,000	26,389
momo.com, Inc.	5,000	30,097
Nan Liu Enterprise Co., Ltd.	3,000	14,102
Novatek Microelectronics Corp.	68,000	224,704
Ruentex Industries Ltd.	21,000	34,990
Sitronix Technology Corp.	8,000	25,443
Standard Foods Corp.	27,200	64,647
Swancor Holding Co., Ltd.	5,000	11,449
Taiwan Semiconductor Manufacturing Co., Ltd.	392,291	2,209,216
Visual Photonics Epitaxy Co., Ltd.*	15,000	23,038
Vivotek, Inc.	3,000	7,819
Voltronic Power Technology Corp.	3,150	43,542
Zeng Hsing Industrial Co., Ltd.	3,000	14,940

Total Taiwan		7,116,959

Thailand - 4.8%
Airports of Thailand PCL NVDR	26,200	291,188
Bangkok Aviation Fuel Services PCL NVDR	37,800	38,264
Bangkok Dusit Medical Services PCL NVDR	331,100	213,580
Beauty Community PCL NVDR	140,800	46,002
BEC World PCL NVDR	95,611	44,321
Berli Jucker PCL NVDR	32,300	45,324
Bumrungrad Hospital PCL NVDR	14,490	73,238
Central Pattana PCL NVDR	86,116	136,471
CH Karnchang PCL NVDR	41,400	35,839
Chularat Hospital PCL NVDR	424,800	33,927
CP ALL PCL NVDR	158,117	275,961
Energy Absolute PCL NVDR	46,300	38,464
Home Product Center PCL NVDR	468,000	133,302
KCE Electronics PCL NVDR	18,500	63,026
Major Cineplex Group PCL NVDR	45,700	41,794
Minor International PCL NVDR	51,700	51,613
PTG Energy PCL NVDR	25,500	23,321
Robinson Department Store PCL NVDR	27,700	49,118
SPCG PCL NVDR	53,800	32,150
STP & I PCL NVDR	166,310	51,550
Supalai PCL NVDR	94,700	66,112
SVI PCL NVDR	147,100	20,949
Thai Vegetable Oil PCL NVDR	56,100	63,447
Tipco Asphalt PCL NVDR	96,700	51,306
TTW PCL NVDR	291,300	87,039
VGI Global Media PCL NVDR	274,080	42,860

Total Thailand		2,050,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2016

Investments	Shares	Value
Turkey - 3.1%
Arcelik AS	16,479	$99,316
BIM Birlesik Magazalar AS	8,372	116,621
Bolu Cimento Sanayii AS	18,916	33,610
EGE Endustri VE Ticaret AS	280	17,862
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	161,266	137,078
Ford Otomotiv Sanayi AS	23,154	201,288
Otokar Otomotiv Ve Savunma Sanayi A.S.	1,262	47,860
Soda Sanayii AS	71,356	107,310
Tofas Turk Otomobil Fabrikasi AS	22,679	158,861
Turk Telekomunikasyon AS	196,436	294,855
Turk Traktor ve Ziraat Makineleri AS	4,458	95,051

Total Turkey		1,309,712

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $42,567,825)		42,506,832
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		100,415

NET ASSETS - 100.0%		$42,607,247

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	IDR	27,320,000	USD	2,027	$—

CURRENCY LEGEND

IDR	Indonesian rupiah

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 6.9%
AES Tiete Energia S.A.	553,271	$2,379,880
Alupar Investimento S.A.	436,350	2,292,557
Arezzo Industria e Comercio S.A.	130,148	1,002,092
Cia de Saneamento de Minas Gerais-COPASA	74,280	833,017
Cia Hering	341,559	1,586,743
CVC Brasil Operadora e Agencia de Viagens S.A.	205,273	1,494,752
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	454,263	1,433,398
Direcional Engenharia S.A.	370,700	519,370
Duratex S.A.*	865,171	1,807,590
EDP - Energias do Brasil S.A.	844,428	3,476,614
Estacio Participacoes S.A.	256,355	1,244,480
Even Construtora e Incorporadora S.A.	512,458	582,571
Ez Tec Empreendimentos e Participacoes S.A.	428,266	2,059,287
Fleury S.A.	65,627	718,838
FPC Par Corretora de Seguros S.A.	384,782	1,591,288
Grendene S.A.	672,571	3,632,838
Guararapes Confeccoes S.A.	27,178	507,703
Iguatemi Empresa de Shopping Centers S.A.	95,213	780,204
Localiza Rent a Car S.A.	143,973	1,513,736
Mahle-Metal Leve S.A.	400,853	2,556,828
MRV Engenharia e Participacoes S.A.	568,501	1,910,898
Multiplus S.A.	501,587	5,208,972
Odontoprev S.A.	702,408	2,719,249
Qualicorp S.A.	453,731	2,683,603
Sao Martinho S.A.	126,314	756,790
SLC Agricola S.A.	209,944	933,385
Smiles S.A.	279,247	3,837,748
Sul America S.A.	382,383	2,114,755
TOTVS S.A.	213,705	1,578,477
Transmissora Alianca de Energia Eletrica S.A.	1,736,896	11,068,063
Tupy S.A.	157,884	582,600
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	99,576	753,543

Total Brazil		66,161,869

Chile - 1.5%
CAP S.A.	83,711	595,776
Engie Energia Chile S.A.	2,357,242	3,730,565
Forus S.A.	240,367	809,256
Inversiones Aguas Metropolitanas S.A.	1,080,437	1,558,426
Inversiones La Construccion S.A.	147,080	1,921,350
Parque Arauco S.A.	760,062	1,735,654
Ripley Corp. S.A.	2,503,572	1,492,645
SONDA S.A.	787,052	1,397,407
Vina Concha y Toro S.A.	857,842	1,376,702

Total Chile		14,617,781

China - 19.1%
361 Degrees International Ltd.	3,789,000	1,466,114
Anhui Expressway Co., Ltd. Class H	1,003,666	772,832
BAIC Motor Corp., Ltd. Class H(a)(b)	2,022,500	1,799,946
Bank of Chongqing Co., Ltd. Class H	1,032,500	874,938
Bank of Jinzhou Co., Ltd. Class H(a)	1,071,000	1,346,840
Beijing Capital International Airport Co., Ltd. Class H	1,768,000	1,787,805
Beijing Capital Land Ltd. Class H	3,376,000	1,267,119
Beijing Jingneng Clean Energy Co., Ltd. Class H	3,964,000	1,232,175
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	557,000	752,902
Best Pacific International Holdings Ltd.	1,086,000	834,830
BYD Electronic International Co., Ltd.(a)	1,312,500	1,032,645
CECEP COSTIN New Materials Group Ltd.†	4,614,000	1
Central China Securities Co., Ltd. Class H	5,114,000	2,796,716
Chaowei Power Holdings Ltd.	772,000	660,165
China Aoyuan Property Group Ltd.	7,166,000	1,645,200
China BlueChemical Ltd. Class H	5,616,000	1,557,354
China Communications Services Corp., Ltd. Class H	3,274,000	2,086,063
China Harmony New Energy Auto Holding Ltd.(a)	2,299,000	824,338
China International Marine Containers Group Co., Ltd. Class H	2,059,000	2,974,378
China Lesso Group Holdings Ltd.	3,140,000	2,037,133
China Lilang Ltd.	2,748,000	1,548,888
China Machinery Engineering Corp. Class H	2,227,000	1,413,211
China Maple Leaf Educational Systems Ltd.(a)	854,000	566,165
China National Building Material Co., Ltd. Class H(a)	1,992,000	968,618
China Oilfield Services Ltd. Class H	1,080,000	1,002,947
China Reinsurance Group Corp. Class H(a)	8,510,000	2,019,618
China Shineway Pharmaceutical Group Ltd.(a)	1,281,000	1,453,964
China South City Holdings Ltd.(a)	10,756,000	2,247,438
China Southern Airlines Co., Ltd. Class H	2,592,000	1,347,292
China Travel International Investment Hong Kong Ltd.(a)	7,324,000	2,012,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
China Yongda Automobiles Services Holdings Ltd.	2,100,500	$1,056,596
China ZhengTong Auto Services Holdings Ltd.	4,182,500	1,219,175
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,558,000	3,261,758
CIFI Holdings Group Co., Ltd.(a)	19,278,000	5,196,729
CIMC Enric Holdings Ltd.(a)	2,832,000	1,333,239
CITIC Telecom International Holdings Ltd.	4,947,000	1,486,687
Consun Pharmaceutical Group Ltd.	1,481,000	737,334
COSCO SHIPPING Energy Transportation Co., Ltd. Class H(a)	1,520,000	848,894
Cosmo Lady China Holdings Co., Ltd.(a)(b)	3,031,000	1,172,814
CT Environmental Group Ltd.(a)	3,968,000	798,395
Dah Chong Hong Holdings Ltd.	2,945,000	1,124,343
Dalian Port PDA Co., Ltd. Class H(a)	5,128,000	906,130
Datang International Power Generation Co., Ltd. Class H	13,721,049	3,592,569
Dongyue Group Ltd.*†	4,491,000	793,570
Fantasia Holdings Group Co., Ltd.*	8,380,500	1,070,106
Fufeng Group Ltd.(a)	1,375,000	675,693
Future Land Development Holdings Ltd.	10,380,565	2,128,825
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	830,400	2,575,872
Golden Eagle Retail Group Ltd.(a)	780,000	1,110,671
Goldpac Group Ltd.	1,115,000	296,254
Greatview Aseptic Packaging Co., Ltd.(a)	3,201,000	1,643,201
Guangshen Railway Co., Ltd. Class H	1,378,665	832,198
Guangzhou Automobile Group Co., Ltd. Class H	2,118,000	2,562,422
Guangzhou R&F Properties Co., Ltd. Class H	5,530,800	6,691,332
Guorui Properties Ltd.(a)	3,308,000	1,036,797
Guotai Junan International Holdings Ltd.	7,103,000	2,189,584
Hisense Kelon Electrical Holdings Co., Ltd. Class H	577,000	471,087
Huadian Fuxin Energy Corp., Ltd. Class H	3,090,000	685,502
Huadian Power International Corp., Ltd. Class H	7,680,000	3,476,884
Huaneng Renewables Corp., Ltd. Class H	2,578,000	837,925
Huishang Bank Corp., Ltd. Class H(a)	3,323,000	1,692,970
Jiangsu Expressway Co., Ltd. Class H	2,351,933	2,972,849
Jiangxi Copper Co., Ltd. Class H	923,000	1,288,104
KWG Property Holding Ltd.	9,266,000	5,258,559
Legend Holdings Corp. Class H(b)	245,900	545,518
Luye Pharma Group Ltd.(a)	1,180,500	700,399
Metallurgical Corp. of China Ltd. Class H	3,197,000	1,245,293
Powerlong Real Estate Holdings Ltd.	6,293,000	1,850,608
Qingdao Port International Co., Ltd. Class H(b)	1,257,000	598,251
Qinhuangdao Port Co., Ltd. Class H(a)	3,235,000	742,705
Red Star Macalline Group Corp. Ltd. Class H(a)(b)	2,693,400	2,779,154
Shandong Chenming Paper Holdings Ltd. Class H	762,000	785,278
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,384,000	924,672
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	286,000	876,096
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	2,185,587	577,888
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	645,100	1,479,383
Sheen Tai Holdings Grp Co., Ltd.	6,314,000	586,353
Shenzhen Expressway Co., Ltd. Class H	1,639,697	1,402,164
Shougang Fushan Resources Group Ltd.	7,562,000	1,482,525
Shui On Land Ltd.(a)	7,458,500	1,606,533
Sihuan Pharmaceutical Holdings Group Ltd.	20,770,000	5,786,448
Sinopec Engineering Group Co., Ltd. Class H	2,821,500	2,354,540
Sinopec Kantons Holdings Ltd.(a)	2,316,000	1,057,459
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,562,000	2,471,305
Sinotrans Ltd. Class H	3,147,000	1,404,412
SITC International Holdings Co., Ltd.	3,693,000	2,248,242
Skyworth Digital Holdings Ltd.	5,776,000	3,292,845
Sunac China Holdings Ltd.(a)	6,298,000	5,239,432
Tian Ge Interactive Holdings Ltd.*(a)(b)	741,000	458,755
Tianjin Port Development Holdings Ltd.	6,928,000	1,063,351
Tianneng Power International Ltd.(a)	2,310,000	2,121,357
Times Property Holdings Ltd.	4,066,000	1,987,597
Tong Ren Tang Technologies Co., Ltd. Class H	376,888	699,025
TravelSky Technology Ltd. Class H	474,000	996,524
Weichai Power Co., Ltd. Class H	937,538	1,443,827
Xingda International Holdings Ltd.	2,336,000	1,057,552
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,046,600	1,768,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
XTEP International Holdings Ltd.	5,837,500	$2,454,519
Yestar International Holdings Co., Ltd.(a)	902,500	437,680
Yingde Gases Group Co., Ltd.†	8,529,000	3,157,198
Yuexiu Property Co., Ltd.	25,430,000	3,476,755
Yuexiu Transport Infrastructure Ltd.(a)	2,702,000	1,693,727
Yuzhou Properties Co., Ltd.(a)	10,396,000	3,620,361
Zhejiang Expressway Co., Ltd. Class H	2,904,000	2,771,725
Zhongsheng Group Holdings Ltd.	616,500	551,046
Zijin Mining Group Co., Ltd. Class H	7,620,000	2,457,066
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	3,735,200	1,642,820
ZTE Corp. Class H	928,600	1,614,509

Total China		182,866,074

Hong Kong - 1.6%
Bosideng International Holdings Ltd.	11,856,000	1,024,554
China High Speed Transmission Equipment Group Co., Ltd.(a)	2,110,000	2,462,934
China Water Affairs Group Ltd.	1,146,000	749,401
Concord New Energy Group Ltd.	11,250,000	587,664
Dawnrays Pharmaceutical Holdings Ltd.	1,240,000	745,297
Hua Han Health Industry Holdings Ltd.†	8,880,000	607,031
Joy City Property Ltd.(a)	6,068,000	766,997
Ju Teng International Holdings Ltd.	3,080,000	953,419
Kingboard Laminates Holdings Ltd.	4,509,000	4,431,564
Tibet Water Resources Ltd.	1,862,000	804,538
Vinda International Holdings Ltd.(a)	344,000	643,351
Wasion Group Holdings Ltd.(a)	2,420,000	1,301,587

Total Hong Kong		15,078,337

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	1,741,028	2,960,846

India - 0.5%
Apollo Tyres Ltd.	373,328	1,017,067
Balrampur Chini Mills Ltd.	286,234	528,228
Federal Bank Ltd.	603,353	594,285
Hexaware Technologies Ltd.	239,393	730,489
IRB Infrastructure Developers Ltd.	206,791	597,186
JSW Energy Ltd.	670,573	601,214
Reliance Infrastructure Ltd.	112,736	776,046

Total India		4,844,515

Indonesia - 2.9%
Ace Hardware Indonesia Tbk PT	14,031,800	869,664
Adaro Energy Tbk PT	30,817,400	3,877,194
AKR Corporindo Tbk PT	2,551,845	1,136,468
Astra Agro Lestari Tbk PT	592,066	737,198
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,292,900	5,357,798
Bank Tabungan Negara Persero Tbk PT	9,334,116	1,205,519
Blue Bird Tbk PT	2,584,100	575,417
Elnusa Tbk PT	9,651,900	300,894
Indo Tambangraya Megah Tbk PT	1,847,200	2,313,713
Japfa Comfeed Indonesia Tbk PT	4,221,500	455,913
Matahari Putra Prima Tbk PT	4,529,400	497,570
Media Nusantara Citra Tbk PT	13,142,440	1,712,005
Pakuwon Jati Tbk PT	14,932,300	626,220
Pembangunan Perumahan Persero Tbk PT	1,989,700	562,684
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,904,452	1,020,876
Ramayana Lestari Sentosa Tbk PT	8,293,400	735,618
Sawit Sumbermas Sarana Tbk PT	5,986,700	622,110
Tambang Batubara Bukit Asam Persero Tbk PT	2,555,600	2,371,126
Total Bangun Persada Tbk PT	9,447,000	536,423
Tower Bersama Infrastructure Tbk PT	4,685,403	1,731,921
Waskita Karya Persero Tbk PT	4,237,400	802,032

Total Indonesia		28,048,363

Malaysia - 5.2%
AirAsia Bhd	1,789,300	913,397
Alliance Financial Group Bhd	1,969,247	1,632,991
Berjaya Corp. Bhd	10,932,524	828,591
Berjaya Sports Toto Bhd	2,065,000	1,362,550
Bermaz Auto Bhd	4,140,880	1,966,133
BIMB Holdings Bhd	1,486,900	1,398,733
Bumi Armada Bhd*	4,301,500	580,118
Bursa Malaysia Bhd	1,037,100	2,045,995
Datasonic Group Bhd	1,809,500	488,073
Dialog Group Bhd	4,022,476	1,380,877
DRB-Hicom Bhd	1,570,700	402,654
Dutch Lady Milk Industries Bhd	118,100	1,462,692
Felda Global Ventures Holdings Bhd	2,837,400	980,377
Fraser & Neave Holdings Bhd	435,900	2,281,527
Globetronics Technology Bhd	760,600	590,033
Hartalega Holdings Bhd	1,328,344	1,430,205
Inari Amertron Bhd	1,157,275	856,476
IOI Properties Group Bhd	6,254,600	2,927,922
Kossan Rubber Industries	563,700	828,084
Lafarge Malaysia Bhd	645,400	1,034,424
Lingkaran Trans Kota Holdings Bhd	807,700	1,058,688
Mah Sing Group Bhd	4,525,577	1,442,616
Malakoff Corp. Bhd	8,823,163	2,694,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
Malaysian Resources Corp. Bhd	1,915,343	$567,857
MMC Corp. Bhd	2,431,400	1,262,854
Padini Holdings Bhd	1,162,300	660,692
Pos Malaysia Bhd	732,400	638,360
Press Metal Bhd	3,323,080	1,177,819
Scientex Bhd	511,800	764,392
SP Setia Bhd Group	6,225,300	4,343,555
Sunway Bhd	2,981,400	2,013,741
Sunway Construction Group Bhd	2,766,300	1,048,308
Supermax Corp. Bhd	1,126,067	529,648
Top Glove Corp. Bhd	1,575,980	1,879,513
UEM Sunrise Bhd	2,970,900	695,373
UMW Holdings Bhd	283,800	289,114
Unisem M Bhd	1,432,700	753,717
UOA Development Bhd	3,534,060	1,851,324
VS Industry Bhd	2,162,400	679,667

Total Malaysia		49,743,636

Mexico - 1.6%
Banregio Grupo Financiero S.A.B. de C.V.	165,349	926,770
Bolsa Mexicana de Valores S.A.B. de C.V.	896,157	1,187,104
Concentradora Hipotecaria SAPI de C.V.	1,257,880	1,418,981
Corp. Inmobiliaria Vesta S.A.B. de C.V.	898,481	1,086,821
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	432,807	1,877,741
Grupo Financiero Interacciones S.A. de C.V.(a)	589,193	2,328,287
Grupo Herdez S.A.B. de C.V.	462,154	844,828
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,503,383	2,595,552
Megacable Holdings S.A.B. de C.V. Series CPO	261,388	880,661
Rassini S.A.B. de C.V.	236,522	894,700
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	272,918	680,920

Total Mexico		14,722,365

Philippines - 1.4%
Cebu Air, Inc.	495,880	927,671
D&L Industries, Inc.	5,975,100	1,370,201
Filinvest Land, Inc.	38,234,000	1,176,727
First Gen Corp.	2,450,400	1,084,411
First Philippine Holdings Corp.	672,726	918,845
Lopez Holdings Corp.	5,584,012	876,144
Manila Water Co., Inc.	1,342,845	783,354
Nickel Asia Corp.	3,862,548	620,028
Petron Corp.	4,367,500	874,159
Premium Leisure Corp.	28,623,000	673,652
Puregold Price Club, Inc.	1,014,900	796,200
Robinsons Land Corp.	2,381,060	1,245,312
Robinsons Retail Holdings, Inc.	614,480	917,780
Vista Land & Lifescapes, Inc.	13,105,700	1,304,968

Total Philippines		13,569,452

Poland - 1.5%
Asseco Poland S.A.	201,634	2,606,466
CCC S.A.	18,364	895,478
Ciech S.A.	97,867	1,367,085
Energa S.A.	1,194,456	2,603,922
Eurocash S.A.	150,952	1,422,622
Grupa Azoty S.A.	58,465	877,752
Orange Polska S.A.	2,752,574	3,633,348
Warsaw Stock Exchange	115,563	1,105,438

Total Poland		14,512,111

South Africa - 9.4%
Aeci Ltd.	213,193	1,576,147
African Rainbow Minerals Ltd.	153,552	1,106,024
Alexander Forbes Group Holdings Ltd.	2,740,194	1,593,020
Assore Ltd.	142,898	2,475,714
Astral Foods Ltd.	157,535	1,488,951
AVI Ltd.	620,236	4,143,675
Barloworld Ltd.(a)	380,520	3,280,681
Blue Label Telecoms Ltd.	522,781	695,767
Capevin Holdings Ltd.	1,191,283	810,160
Cashbuild Ltd.(a)	28,398	714,363
City Lodge Hotels Ltd.	74,712	807,928
Clicks Group Ltd.	232,967	1,967,655
Coronation Fund Managers Ltd.	1,021,681	5,266,420
DataTec Ltd.	479,416	1,734,662
DRDGOLD Ltd.(a)	2,185,111	1,184,035
Exxaro Resources Ltd.(a)	292,199	1,912,381
Foschini Group Ltd. (The)	499,059	5,807,331
Harmony Gold Mining Co., Ltd.	243,854	562,246
Hudaco Industries Ltd.	85,797	716,742
Hyprop Investments Ltd.	575,401	4,936,036
Investec Ltd.	736,526	4,887,732
JSE Ltd.	161,381	1,938,578
KAP Industrial Holdings Ltd.	2,571,201	1,406,405
Lewis Group Ltd.(a)	525,979	1,622,746
Massmart Holdings Ltd.	167,413	1,544,484
Metair Investments Ltd.	394,482	634,633
Mondi Ltd.	176,838	3,620,685
Mpact Ltd.	274,395	566,849
Murray & Roberts Holdings Ltd.	851,610	717,407
Oceana Group Ltd.	204,295	1,792,717
Omnia Holdings Ltd.	76,130	1,029,912
Peregrine Holdings Ltd.	590,142	1,295,076
Pick n Pay Stores Ltd.	508,602	2,369,881
Reunert Ltd.(a)	564,024	2,808,365
Santam Ltd.	201,987	3,456,304
SPAR Group Ltd. (The)	271,833	3,947,393
Sun International Ltd.	137,049	871,902
Tongaat Hulett Ltd.	117,890	1,127,520
Truworths International Ltd.	1,233,899	7,188,646
Tsogo Sun Holdings Ltd.	1,428,995	2,884,114
Wilson Bayly Holmes-Ovcon Ltd.	96,357	1,085,117

Total South Africa		89,576,404

South Korea - 8.5%
Binggrae Co., Ltd.	13,607	718,767
Bukwang Pharmaceutical Co., Ltd.	54,489	1,191,016
Cheil Worldwide, Inc.	103,755	1,352,990
Daeduck Electronics Co.	132,839	897,472
Daesang Corp.	27,939	610,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
Daewoong Pharmaceutical Co., Ltd.(a)	6,594	$375,069
Daishin Securities Co., Ltd.	129,023	1,110,978
DGB Financial Group, Inc.	264,937	2,143,099
Doosan Heavy Industries & Construction Co., Ltd.	156,570	3,526,001
GOLFZONYUWONHOLDINGS Co., Ltd.(a)	160,574	1,031,673
Grand Korea Leisure Co., Ltd.	101,070	1,711,278
Green Cross Corp.	6,955	904,069
Green Cross Holdings Corp.	31,723	625,110
Halla Holdings Corp.	11,127	558,285
Hana Tour Service, Inc.(a)	13,290	727,330
Hancom, Inc.	36,812	504,420
Hankook Tire Worldwide Co., Ltd.	65,552	1,126,183
Hanmi Semiconductor Co., Ltd.(a)	53,275	681,486
Hansae Co., Ltd.	24,328	516,653
Hanwha Corp.	50,648	1,469,790
Hite Jinro Co., Ltd.	154,434	2,697,928
Hotel Shilla Co., Ltd.	13,139	523,798
Huchems Fine Chemical Corp.	48,247	866,832
Hyundai Corp.	30,884	559,993
Hyundai Home Shopping Network Corp.	9,428	870,361
Hyundai Wia Corp.	17,601	1,063,813
IlDong Holdings Co., Ltd.	15,309	327,018
iMarketKorea, Inc.(a)	72,796	626,824
Innocean Worldwide, Inc.	14,795	699,449
IS Dongseo Co., Ltd.	13,286	490,057
It’s Skin Co., Ltd.	16,950	603,453
Jeju Air Co., Ltd.	18,755	389,759
KB Insurance Co., Ltd.	50,008	1,082,720
KIWOOM Securities Co., Ltd.(a)	12,631	752,966
Kolon Industries, Inc.	10,217	625,979
Korea Investment Holdings Co., Ltd.	65,964	2,288,369
Korea Petrochemical Ind Co., Ltd.	4,806	1,096,252
Korea Real Estate Investment & Trust Co., Ltd.(a)	252,533	596,938
Korean Reinsurance Co.	187,910	1,773,616
KT Skylife Co., Ltd.	49,525	709,374
Kumho Petrochemical Co., Ltd.	16,596	1,126,736
LEENO Industrial, Inc.	17,901	642,497
LF Corp.	50,292	897,328
LG Hausys Ltd.	9,384	743,541
LIG Nex1 Co., Ltd.	13,468	897,644
Lock&Lock Co., Ltd.	53,041	636,773
LOTTE Fine Chemical Co., Ltd.	26,983	684,740
LS Corp.	32,880	1,614,327
LS Industrial Systems Co., Ltd.	36,501	1,201,287
Mando Corp.	8,532	1,656,528
Medy-Tox, Inc.	1,434	423,385
Meritz Financial Group, Inc.	108,158	994,000
Meritz Fire & Marine Insurance Co., Ltd.	185,354	2,348,001
Meritz Securities Co., Ltd.	1,424,446	4,080,628
Moorim P&P Co., Ltd.	205,330	688,513
NH Investment & Securities Co., Ltd.	502,710	4,016,519
NongShim Co., Ltd.	4,696	1,292,780
Paradise Co., Ltd.(a)	106,521	1,071,560
Partron Co., Ltd.	76,132	652,398
Poongsan Corp.	27,131	909,758
POSCO Chemtech Co., Ltd.	62,203	618,013
S&T Motiv Co., Ltd.	20,199	816,957
SAMHWA Paints Industrial Co., Ltd.	59,522	488,378
Samyang Corp.	4,785	415,984
Samyang Holdings Corp.	4,382	433,556
Seah Besteel Corp.	75,016	1,586,901
Shinsegae, Inc.	3,509	511,330
Silicon Works Co., Ltd.	32,744	753,670
SK Materials Co., Ltd.	8,673	1,288,240
SK Networks Co., Ltd.	189,455	1,085,468
SKC Co., Ltd.	52,520	1,434,973
Sungwoo Hitech Co., Ltd.	96,169	612,303
Tongyang Life Insurance Co., Ltd.	253,326	2,663,719
Tongyang, Inc.	351,057	867,615
Yuhan Corp.	5,263	869,323

Total South Korea		81,453,229

Taiwan - 23.7%
AcBel Polytech, Inc.	1,223,303	912,856
Accton Technology Corp.	1,018,633	1,608,750
Adlink Technology, Inc.(a)	412,000	781,073
Aerospace Industrial Development Corp.	1,000	1,185
Arcadyan Technology Corp.(a)	267,000	472,214
Asia Vital Components Co., Ltd.	765,000	595,783
Aten International Co., Ltd.	448,000	1,114,822
Chang Wah Electromaterials, Inc.	198,000	823,234
Charoen Pokphand Enterprise	638,000	887,843
Chaun-Choung Technology Corp.	150,000	621,335
Cheng Uei Precision Industry Co., Ltd.(a)	1,254,820	1,425,003
Chicony Electronics Co., Ltd.	1,675,473	3,898,988
Chilisin Electronics Corp.(a)	278,000	612,430
Chin-Poon Industrial Co., Ltd.	729,650	1,374,221
China Airlines Ltd.	11,701,000	3,376,440
China Bills Finance Corp.	4,488,000	1,810,295
China General Plastics Corp.	543,000	403,514
China Metal Products	1,324,000	1,310,484
China Steel Chemical Corp.	469,726	1,734,382
China Synthetic Rubber Corp.	1,620,580	1,435,588
Chong Hong Construction Co., Ltd.	526,000	1,037,997
Chroma ATE, Inc.	504,132	1,179,421
Cleanaway Co., Ltd.	290,161	1,481,010
Clevo Co.	1,322,000	1,140,327
Compeq Manufacturing Co., Ltd.(a)	3,381,000	1,631,281
CTCI Corp.	1,794,190	2,711,131
Cub Elecparts, Inc.(a)	116,494	909,065
CyberPower Systems, Inc.	188,000	580,409
CyberTAN Technology, Inc.	1,026,000	614,409
De Licacy Industrial Co., Ltd.(a)	938,000	752,344
Elan Microelectronics Corp.(a)	971,156	1,044,108
Elite Advanced Laser Corp.	266,600	1,067,095
Elite Material Co., Ltd.	750,163	2,094,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
Elitegroup Computer Systems Co., Ltd.	3,869,000	$1,872,736
Ennoconn Corp.(a)	57,000	728,661
Eternal Materials Co., Ltd.	2,137,628	2,185,449
Eva Airways Corp.(a)	3,528,000	1,598,213
Everest Textile Co., Ltd.	1,458,000	769,059
Everlight Electronics Co., Ltd.	1,234,165	1,765,336
Far Eastern Department Stores Ltd.	3,782,841	1,877,981
Far Eastern International Bank	6,720,231	1,897,487
Faraday Technology Corp.(a)	808,200	761,081
Farglory Land Development Co., Ltd.	3,341,640	3,831,133
Feng Hsin Steel Co., Ltd.	840,950	1,180,706
FLEXium Interconnect, Inc.	369,742	972,854
Flytech Technology Co., Ltd.	388,655	1,134,768
Formosa International Hotels Corp.	308,976	1,620,185
Foxsemicon Integrated Technology, Inc.(a)	199,000	529,778
Getac Technology Corp.	1,394,292	1,646,120
Gigabyte Technology Co., Ltd.	1,673,000	2,237,311
Grand Pacific Petrochemical	2,188,000	1,425,673
Grape King Bio Ltd.	125,988	731,011
Great Wall Enterprise Co., Ltd.	945,446	853,656
Greatek Electronics, Inc.	1,151,000	1,392,814
Highwealth Construction Corp.	6,045,613	8,516,269
Hiwin Technologies Corp.(a)	183,961	844,774
Holiday Entertainment Co., Ltd.	575,000	913,463
Holtek Semiconductor, Inc.	725,773	1,113,577
Hota Industrial Manufacturing Co., Ltd.(a)	226,000	876,540
Huaku Development Co., Ltd.	1,078,296	2,024,168
Hung Poo Real Estate Development Corp.	1,587,000	1,265,503
IEI Integration Corp.	688,620	955,081
Inventec Corp.	8,342,992	5,720,938
Iron Force Industrial Co., Ltd.(a)	88,000	443,700
ITEQ Corp.	798,000	824,518
Kenda Rubber Industrial Co., Ltd.	1,697,039	2,559,065
Kindom Construction Corp.	1,743,187	1,057,411
King Slide Works Co., Ltd.(a)	119,004	1,539,752
King’s Town Bank Co., Ltd.	1,152,000	1,006,199
Kinik Co.	569,495	1,137,965
Kinpo Electronics	2,108,000	778,342
Kinsus Interconnect Technology Corp.	994,368	2,196,748
Kung Long Batteries Industrial Co., Ltd.	210,000	1,026,250
LCY Chemical Corp.	1,548,000	2,137,392
Lien Hwa Industrial Corp.(a)	2,503,000	1,712,469
Long Chen Paper Co., Ltd.(a)	3,184,643	1,615,592
Lotes Co., Ltd.	281,233	830,723
Makalot Industrial Co., Ltd.(a)	587,667	2,261,029
Merida Industry Co., Ltd.(a)	520,043	2,323,565
Merry Electronics Co., Ltd.	232,146	875,166
Micro-Star International Co., Ltd.	1,138,877	2,600,805
MIN AIK Technology Co., Ltd.	827,000	772,370
Mirle Automation Corp.(a)	588,000	681,430
momo.com, Inc.	171,000	1,029,321
Namchow Chemical Industrial Co., Ltd.	549,086	1,040,962
Nantex Industry Co., Ltd.	1,746,000	1,183,720
Novatek Microelectronics Corp.	2,038,000	6,734,525
Nuvoton Technology Corp.	576,000	691,650
OptoTech Corp.	2,445,000	1,058,294
Posiflex Technology, Inc.	143,442	787,776
Powertech Technology, Inc.	1,053,000	2,842,502
Primax Electronics Ltd.	961,000	1,314,968
Prince Housing & Development Corp.	2,690,460	876,534
Qisda Corp.	3,862,000	1,803,441
Radiant Opto-Electronics Corp.	2,014,252	3,512,395
Realtek Semiconductor Corp.	608,770	1,926,667
Rechi Precision Co., Ltd.	1,077,000	1,055,981
Ruentex Industries Ltd.	809,162	1,348,227
Run Long Construction Co., Ltd.	1,271,000	1,277,744
Sampo Corp.	1,605,000	911,338
SCI Pharmtech, Inc.	229,000	542,853
SDI Corp.	525,000	675,207
Sercomm Corp.	655,488	1,568,095
Sinbon Electronics Co., Ltd.	497,120	1,082,808
Sitronix Technology Corp.	277,000	880,961
Standard Foods Corp.	734,131	1,744,840
Sunny Friend Environmental Technology Co., Ltd.	160,000	560,985
Sunonwealth Electric Machine Industry Co., Ltd.(a)	925,000	786,404
Swancor Holding Co., Ltd.	171,000	391,567
Syncmold Enterprise Corp.	724,220	1,415,677
Synnex Technology International Corp.	3,068,600	3,094,403
Systex Corp.	642,000	1,157,349
Taichung Commercial Bank Co., Ltd.	8,118,782	2,312,527
Taiwan Cogeneration Corp.	1,552,970	1,074,536
Taiwan Fertilizer Co., Ltd.	2,109,000	2,627,334
Taiwan FU Hsing Industrial Co., Ltd.	682,000	884,533
Taiwan Hon Chuan Enterprise Co., Ltd.	573,692	938,086
Taiwan Paiho Ltd.	252,000	745,937
Taiwan PCB Techvest Co., Ltd.	1,116,302	1,040,829
Taiwan Secom Co., Ltd.(a)	540,674	1,486,354
Taiwan Styrene Monomer	1,353,000	837,517
Teco Electric and Machinery Co., Ltd.	2,713,683	2,349,181
Test Research, Inc.	923,115	1,094,139
Ton Yi Industrial Corp.	2,097,538	901,390
Tong Hsing Electronic Industries Ltd.	374,918	1,279,623
Tong Yang Industry Co., Ltd.	504,685	994,368
Topco Scientific Co., Ltd.	394,387	1,032,805
Transcend Information, Inc.	1,148,479	3,036,098
Tripod Technology Corp.	1,009,928	2,281,261
TSRC Corp.(a)	789,011	810,334
Tung Ho Steel Enterprise Corp.	2,942,153	1,930,762
TXC Corp.	931,549	1,177,841
TYC Brother Industrial Co., Ltd.	735,000	821,000
U-Ming Marine Transport Corp.	1,836,420	1,430,207
USI Corp.	1,917,000	942,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
Visual Photonics Epitaxy Co., Ltd.*	578,750	$888,893
Vivotek, Inc.	245,000	638,555
Voltronic Power Technology Corp.	105,315	1,455,764
Walsin Lihwa Corp.	3,529,000	1,297,547
Wan Hai Lines Ltd.	7,435,000	3,760,294
Wistron Corp.	5,634,903	4,362,246
Wistron NeWeb Corp.(a)	597,703	1,600,477
WPG Holdings Ltd.	4,669,759	5,505,937
WT Microelectronics Co., Ltd.	1,379,017	1,839,887
Yageo Corp.	718,111	1,305,697
Yulon Motor Co., Ltd.	2,403,000	1,998,213
Yungtay Engineering Co., Ltd.	1,129,790	1,572,220
Zeng Hsing Industrial Co., Ltd.	199,000	991,017
Zinwell Corp.(a)	865,186	897,964

Total Taiwan		226,508,029

Thailand - 12.0%
Amata Corp. PCL NVDR	3,914,500	1,257,082
Ananda Development PCL NVDR(a)	5,478,200	755,709
Asia Plus Group Holdings PCL NVDR(a)	7,977,000	810,831
Bangchak Petroleum PCL (The)	2,294,339	2,146,308
Bangkok Aviation Fuel Services PCL NVDR	1,151,500	1,165,632
Bangkok Chain Hospital PCL NVDR(a)	2,097,100	866,703
Bangkok Land PCL NVDR	50,309,114	2,416,377
Bangkok Life Assurance PCL NVDR(a)	1,189,000	1,759,735
Banpu PCL NVDR	6,351,186	3,405,224
Beauty Community PCL NVDR	3,318,600	1,084,252
BEC World PCL NVDR	5,483,900	2,542,068
BJC Heavy Industries PCL NVDR(a)	8,215,700	1,170,050
Carabao Group PCL NVDR	751,200	1,599,503
Central Plaza Hotel PCL NVDR(a)	1,132,000	1,256,531
CH Karnchang PCL NVDR(a)	1,653,925	1,431,750
Dhipaya Insurance PCL NVDR(a)	1,565,422	2,196,631
Eastern Polymer Group PCL NVDR(a)	2,729,900	983,391
Forth Smart Service PCL NVDR	1,216,405	655,579
GFPT PCL NVDR	1,510,100	619,887
Global Power Synergy Co., Ltd. NVDR(a)	2,468,000	2,567,208
Gunkul Engineering PCL NVDR(a)	5,179,200	817,148
Hana Microelectronics PCL	2,205,847	2,433,112
Ichitan Group PCL NVDR(a)	4,671,500	1,330,596
Inter Far East Energy Corp. NVDR	4,230,700	441,849
IRPC PCL NVDR	25,368,500	3,400,366
Jasmine International PCL	12,535,096	2,765,314
Jay Mart PCL NVDR(a)	2,177,500	881,690
KCE Electronics PCL NVDR	539,600	1,838,321
Kiatnakin Bank PCL	535,223	881,813
Kiatnakin Bank PCL NVDR	1,221,006	2,011,682
LPN Development PCL NVDR	6,516,618	2,201,898
Malee Group PCL NVDR	183,000	587,677
MC Group PCL NVDR	2,162,200	911,722
MK Restaurants Group PCL NVDR(a)	1,121,800	1,832,571
Platinum Group PCL (The) NVDR	4,709,500	953,460
Pruksa Holding PCL	2,658,941	1,670,632
Pruksa Holding PCL NVDR	1,165,200	732,104
PTG Energy PCL NVDR	983,000	898,989
Quality Houses PCL NVDR	36,695,144	2,643,735
Ratchaburi Electricity Generating Holding PCL	1,025,890	1,432,387
Ratchaburi Electricity Generating Holding PCL NVDR	669,000	934,084
Robinson Department Store PCL NVDR	1,071,700	1,900,363
Sahamitr Pressure Container PCL NVDR(a)	1,109,250	486,316
Sansiri PCL	39,140,924	1,814,382
SC Asset Corp. PCL NVDR	16,541,300	1,579,739
Siam City Cement PCL NVDR	348,700	2,648,564
Siam Future Development PCL NVDR	5,502,500	944,985
Siamgas & Petrochemicals PCL NVDR(a)	2,522,200	859,269
Sino-Thai Engineering & Construction PCL NVDR	1,156,900	896,496
SPCG PCL NVDR	3,535,700	2,112,899
Sri Trang Agro-Industry PCL NVDR(a)	3,484,100	2,237,732
Star Petroleum Refining PCL	9,057,470	3,136,304
STP & I PCL NVDR(a)	4,495,900	1,393,571
Supalai PCL	3,822,627	2,668,650
Taokaenoi Food & Marketing PCL NVDR(a)	964,880	754,433
Thai Union Group PCL NVDR	5,993,920	3,514,956
Thai Vegetable Oil PCL NVDR(a)	2,853,400	3,227,062
Thaicom PCL NVDR	2,707,000	1,466,492
Thanachart Capital PCL	2,597,066	3,190,989
TICON Industrial Connection PCL NVDR(a)	2,214,015	1,026,309
Tipco Asphalt PCL NVDR(a)	3,593,400	1,906,553
Tisco Financial Group PCL NVDR	1,943,657	3,270,140
Total Access Communication PCL NVDR(a)	3,913,000	4,124,928
TPI Polene PCL NVDR(a)	11,211,410	770,167
TTCL PCL NVDR	965,400	525,692
TTW PCL	7,329,924	2,190,145
Unique Engineering & Construction PCL NVDR	1,482,500	819,690
Vanachai Group PCL NVDR	2,934,700	1,171,897
VGI Global Media PCL NVDR	7,679,700	1,200,942
Vibhavadi Medical Center PCL NVDR	10,919,900	890,412

Total Thailand		115,021,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2016

Investments	Shares	Value
Turkey - 3.8%
Aksa Akrilik Kimya Sanayii AS	737,469	$1,924,598
Alarko Holding AS	812,050	999,595
Albaraka Turk Katilim Bankasi AS	2,113,531	715,005
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	3
Aslan Cimento AS	122,902	1,405,253
Bolu Cimento Sanayii AS	503,671	894,912
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	454,412	798,347
Cimsa Cimento Sanayi ve Ticaret AS	263,246	1,181,673
Dogus Otomotiv Servis ve Ticaret AS(a)	1,154,608	2,881,925
EGE Endustri VE Ticaret AS(a)	9,510	606,676
Goodyear Lastikleri TAS(a)	777,097	775,418
Is Gayrimenkul Yatirim Ortakligi AS	1,789,391	793,567
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	421,516	774,105
Otokar Otomotiv Ve Savunma Sanayi A.S.	33,678	1,277,191
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	700,255	611,150
Soda Sanayii AS	2,492,223	3,747,971
TAV Havalimanlari Holding AS	1,163,193	4,639,413
Tekfen Holding AS	366,644	673,334
Torunlar Gayrimenkul Yatirim Ortakligi AS	557,744	658,016
Trakya Cam Sanayii AS	1,794,112	1,448,510
Turk Traktor ve Ziraat Makineleri AS	140,841	3,002,921
Turkiye Sise ve Cam Fabrikalari AS	3,508,537	3,820,133
Ulker Biskuvi Sanayi AS	210,267	965,975
Vestel Beyaz Esya Sanayi ve Ticaret AS	455,103	1,555,134

Total Turkey		36,150,826

TOTAL COMMON STOCKS (Cost: $979,689,916)		955,835,515

RIGHTS - 0.0%

Thailand - 0.0%
TPI Polene PCL, expiring 3/1/17*† (Cost $0)	44,852	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $26,462,377)(d)	26,462,377	26,462,377

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $1,006,152,293)		982,297,892
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.7)%		(26,139,263)

NET ASSETS - 100.0%		$956,158,629

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $4,557,800, which represents 0.48% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $53,958,145 and the total market value of the collateral held by the Fund was $58,667,125. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,204,748.

NVDR - Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	BRL	1,784,192	USD	543,795	$(4,394)
1/3/2017	KRW	823,688,119	USD	680,453	(1,521)
1/3/2017	MYR	339,253	USD	75,616	(9)
1/3/2017	MYR	1,829,673	USD	407,817	(46)
1/3/2017	TWD	412,427	USD	12,771	(26)
1/4/2017	MYR	291,728	USD	65,031	—
1/5/2017	MYR	385,986	USD	86,004	(38)

					$(6,034)

CURRENCY LEGEND

BRL	Brazilian real

KRW	South Korean won

MYR	Malaysian ringgit

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 0.3%
Andritz AG	550,910	$27,714,243

Belgium - 5.7%
Anheuser-Busch InBev S.A.	3,850,062	408,318,743
Bekaert S.A.	300,815	12,210,698
Ion Beam Applications	90,351	3,968,197
Melexis N.V.	144,251	9,684,267
Solvay S.A.	608,216	71,432,785
UCB S.A.	402,781	25,876,593

Total Belgium		531,491,283

Finland - 5.0%
Amer Sports Oyj	486,903	12,982,820
Cargotec Oyj Class B	255,160	11,542,986
Huhtamaki Oyj	372,723	13,869,611
Kemira Oyj	872,315	11,160,500
Kone Oyj Class B	2,338,715	105,009,954
Konecranes Oyj	402,055	14,325,000
Metso Oyj	859,919	24,579,687
Nokia Oyj	43,788,653	211,901,735
Valmet Oyj	1,088,387	16,048,707
Wartsila Oyj Abp	851,988	38,353,713

Total Finland		459,774,713

France - 27.0%
Air Liquide S.A.	1,136,324	126,625,507
Airbus Group SE	2,819,911	186,905,076
Arkema S.A.	253,552	24,855,312
BioMerieux	54,763	8,196,324
Bureau Veritas S.A.	1,328,009	25,787,208
Casino Guichard Perrachon S.A.(a)	813,169	39,102,086
Christian Dior SE	454,840	95,588,688
Cie Generale des Etablissements Michelin	630,366	70,277,659
Danone S.A.	1,938,571	123,091,403
Dassault Systemes SE	231,543	17,679,084
Edenred	1,237,327	24,581,005
Essilor International S.A.	280,281	31,735,491
Hermes International	118,610	48,790,518
Imerys S.A.	82,540	6,274,347
Ingenico Group S.A.	113,900	9,114,720
IPSOS	105,572	3,323,302
Kering	341,215	76,765,925
L’Oreal S.A.	1,162,995	212,704,393
Legrand S.A.	894,432	50,896,544
LVMH Moet Hennessy Louis Vuitton SE	1,349,356	258,174,500
Pernod Ricard S.A.	525,876	57,103,039
Publicis Groupe S.A.	677,363	46,832,106
Remy Cointreau S.A.	170,631	14,581,416
Rubis SCA	198,283	16,381,857
Safran S.A.	1,189,112	85,813,447
Sanofi	4,883,057	396,066,081
Sartorius Stedim Biotech	57,357	3,628,023
Schneider Electric SE	2,219,092	154,736,220
SCOR SE	1,658,749	57,438,233
SEB S.A.	75,587	10,264,643
Societe BIC S.A.	270,695	36,874,332
Sodexo S.A.	403,707	46,498,446
Tarkett S.A.	153,585	5,522,368
Technicolor S.A. Registered Shares	1,343,239	7,282,256
Technip S.A.	677,699	48,470,791
Teleperformance	135,538	13,623,964
Valeo S.A.	737,212	42,463,334
Zodiac Aerospace	578,951	13,321,298

Total France		2,497,370,946

Germany - 26.3%
adidas AG	338,711	53,641,900
Bayer AG Registered Shares	2,593,545	271,174,228
Bayerische Motoren Werke AG	2,845,797	266,392,379
Brenntag AG	315,200	17,553,740
Continental AG	477,787	92,574,847
Covestro AG(b)	408,599	28,090,610
Daimler AG Registered Shares	6,152,312	458,912,748
Duerr AG	67,412	5,428,699
Evonik Industries AG	2,528,127	75,676,458
Fresenius Medical Care AG & Co. KGaA	361,250	30,653,737
Fresenius SE & Co. KGaA	632,189	49,516,666
GEA Group AG(a)	491,652	19,824,928
Hannover Rueck SE	713,696	77,384,841
HeidelbergCement AG	430,034	40,200,649
Henkel AG & Co. KGaA	400,641	41,826,580
Hochtief AG	213,728	29,993,408
Infineon Technologies AG	2,222,099	38,695,458
K+S AG Registered Shares(a)	1,361,643	32,587,217
Krones AG(a)	42,110	3,859,709
KUKA AG(a)	25,968	2,425,362
LANXESS AG	285,502	18,775,657
Linde AG	456,238	75,117,976
Merck KGaA	120,064	12,556,108
MTU Aero Engines AG	85,957	9,954,813
NORMA Group SE	162,435	6,947,363
OSRAM Licht AG	236,731	12,440,905
SAP SE	2,264,816	197,817,736
Siemens AG Registered Shares	3,499,226	431,086,431
SMA Solar Technology AG(a)	33,204	879,575
Software AG	214,176	7,790,235
Symrise AG	199,759	12,184,538
Wacker Chemie AG(a)	86,232	8,990,724

Total Germany		2,430,956,225

Ireland - 1.3%
CRH PLC	2,905,161	100,981,319
Glanbia PLC	348,185	5,795,175
Kerry Group PLC Class A	166,865	11,950,458

Total Ireland		118,726,952

Italy - 1.6%
Autogrill SpA	1,598,517	14,474,617
Brunello Cucinelli SpA(a)	165,797	3,556,945
DiaSorin SpA	151,604	8,994,617
Industria Macchine Automatiche SpA	171,883	10,442,511
Interpump Group SpA	455,133	7,464,801
Luxottica Group SpA	1,250,464	67,397,162
Moncler SpA	583,357	10,170,839
Parmalat SpA	1,286,622	4,019,625
Salvatore Ferragamo SpA(a)	748,650	17,711,593

Total Italy		144,232,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2016

Investments	Shares	Value
Netherlands - 9.2%
Aegon N.V.	20,989,176	$115,739,203
Akzo Nobel N.V.	839,648	52,596,894
Arcadis N.V.	617,059	8,675,737
ASM International N.V.	149,370	6,717,059
ASML Holding N.V.	816,721	91,872,197
BE Semiconductor Industries N.V.	254,471	8,492,280
Boskalis Westminster	608,446	21,171,609
Corbion N.V.	251,688	6,750,849
Gemalto N.V.	132,775	7,691,240
Heineken Holding N.V.	848,131	59,166,604
Heineken N.V.	1,412,779	106,186,564
Koninklijke Ahold Delhaize N.V.	4,705,362	99,408,497
Koninklijke DSM N.V.	893,234	53,664,211
Koninklijke Philips N.V.	4,633,990	141,743,322
Koninklijke Vopak N.V.	444,824	21,054,367
SBM Offshore N.V.	656,650	10,330,152
Wolters Kluwer N.V.	1,075,933	39,061,203

Total Netherlands		850,321,988

Portugal - 0.6%
Galp Energia, SGPS, S.A.	4,019,376	60,157,607

Spain - 18.3%
Acerinox S.A.(a)	2,005,379	26,661,761
ACS Actividades de Construccion y Servicios S.A.	2,104,980	66,651,232
Applus Services S.A.	792,035	8,061,599
Banco Bilbao Vizcaya Argentaria S.A.	69,074,223	467,298,602
Banco Santander S.A.	86,099,383	450,343,258
Gamesa Corp. Tecnologica S.A.	380,826	7,740,301
Grifols S.A.	1,197,361	23,843,863
Mapfre S.A.	34,977,209	106,987,409
Obrascon Huarte Lain S.A.(a)	1,678,919	5,834,917
Prosegur Cia de Seguridad S.A.	2,277,189	14,267,078
Tecnicas Reunidas S.A.(a)	365,815	15,034,386
Telefonica S.A.	52,754,441	490,769,004
Viscofan S.A.(a)	124,187	6,136,705

Total Spain		1,689,630,115

Switzerland - 1.0%
STMicroelectronics N.V.(a)	8,397,989	95,664,009

United Kingdom - 3.7%
CNH Industrial N.V.	4,495,177	39,186,743
Unilever N.V. CVA	7,400,908	305,335,892

Total United Kingdom		344,522,635

TOTAL COMMON STOCKS (Cost: $10,263,054,679)		9,250,563,426

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $38,330,370)(d)	38,330,370	38,330,370

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $10,301,385,049)		9,288,893,796
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(40,405,734)

NET ASSETS - 100.0%		$9,248,488,062

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $50,178,626 and the total market value of the collateral held by the Fund was $52,546,272. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,215,902.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	560,286,413	USD	593,304,091	$2,342,019
1/3/2017	EUR	558,431,706	USD	593,304,091	4,298,271
1/3/2017	EUR	399,261,973	USD	423,788,636	2,667,086
1/3/2017	EUR	559,757,806	USD	593,304,091	2,899,567
1/3/2017	EUR	558,177,952	USD	593,304,091	4,565,917
1/3/2017	EUR	319,701,742	USD	339,030,909	1,825,509
1/3/2017	EUR	159,871,986	USD	169,515,464	890,493
1/3/2017	EUR	560,442,543	USD	593,304,091	2,177,341
1/3/2017	EUR	480,295,389	USD	508,546,364	1,954,821
1/3/2017	EUR	400,584,764	USD	423,788,636	1,271,872
1/3/2017	EUR	478,740,011	USD	508,546,364	3,595,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	479,326,614	USD	508,546,364	$2,976,637
1/3/2017	EUR	478,870,293	USD	508,546,364	3,457,941
1/3/2017	EUR	399,250,689	USD	423,788,636	2,678,988
1/3/2017	EUR	478,875,253	USD	508,546,364	3,452,709
1/3/2017	EUR	159,670,190	USD	169,515,454	1,103,327
1/3/2017	EUR	398,767,942	USD	423,788,636	3,188,165
1/3/2017	EUR	559,016,796	USD	593,304,091	3,681,147
1/3/2017	EUR	10,191,124	USD	10,752,645	3,557
1/3/2017	EUR	10,122,423	USD	10,752,645	76,020
1/3/2017	EUR	15,445,209	USD	16,128,968	(161,865)
1/3/2017	EUR	30,825,182	USD	32,257,936	(254,923)
1/3/2017	EUR	202,825,847	USD	212,364,747	(1,565,808)
1/3/2017	USD	8,064,484	EUR	7,588,317	(60,707)
1/3/2017	USD	29,569,775	EUR	27,689,103	(364,694)
1/3/2017	USD	5,376,323	EUR	5,004,322	(98,015)
1/3/2017	USD	75,268,518	EUR	70,008,044	(1,427,537)
1/3/2017	USD	31,814,387	EUR	30,378,922	227,780
1/3/2017	USD	602,555,533	EUR	571,142,685	(142,808)
1/3/2017	USD	516,476,171	EUR	490,015,343	367,492
1/3/2017	USD	516,476,171	EUR	489,690,121	24,465
1/3/2017	USD	172,158,723	EUR	163,338,447	122,498
1/3/2017	USD	602,555,533	EUR	571,142,685	(142,808)
1/3/2017	USD	602,555,533	EUR	571,630,332	371,537
1/3/2017	USD	516,476,171	EUR	490,387,553	760,082
1/3/2017	USD	430,396,809	EUR	407,572,736	(509,482)
1/3/2017	USD	602,555,533	EUR	571,684,566	428,741
1/3/2017	USD	258,238,085	EUR	244,775,436	(61,203)
1/3/2017	USD	602,555,533	EUR	571,142,685	(142,808)
1/3/2017	USD	430,396,809	EUR	407,225,668	(875,551)
1/3/2017	USD	430,396,809	EUR	407,920,395	(142,788)
1/3/2017	USD	688,634,895	EUR	652,116,378	(815,171)
1/3/2017	USD	688,634,895	EUR	652,239,908	(684,877)
1/3/2017	USD	602,555,533	EUR	570,601,830	(713,275)
1/3/2017	USD	344,317,455	EUR	326,212,653	(244,672)
2/2/2017	EUR	142,147,714	USD	150,153,331	545
2/2/2017	EUR	142,155,654	USD	150,153,331	(7,842)
2/2/2017	EUR	142,149,463	USD	150,153,331	(1,303)
2/2/2017	EUR	142,144,215	USD	150,153,331	4,241
2/2/2017	EUR	488,904,407	USD	516,476,171	39,030
2/2/2017	EUR	570,723,434	USD	602,555,533	(308,286)
2/2/2017	EUR	489,601,922	USD	516,476,171	(697,765)
2/2/2017	EUR	163,075,422	USD	172,158,723	(100,319)
2/2/2017	EUR	489,214,683	USD	516,476,171	(288,719)
2/2/2017	EUR	570,215,747	USD	602,555,533	227,991
2/2/2017	EUR	570,223,841	USD	602,555,533	219,441
2/2/2017	EUR	570,777,496	USD	602,555,533	(365,393)
2/2/2017	EUR	570,223,841	USD	602,555,533	219,441
2/2/2017	EUR	244,386,271	USD	258,238,085	89,160
2/2/2017	EUR	406,936,897	USD	430,396,809	543,193
2/2/2017	EUR	406,594,752	USD	430,396,809	904,605
2/2/2017	EUR	407,293,107	USD	430,396,809	166,922
2/2/2017	EUR	651,289,930	USD	688,634,895	667,463
2/2/2017	EUR	651,140,900	USD	688,634,895	824,886
2/2/2017	EUR	569,738,590	USD	602,555,533	732,018
2/2/2017	EUR	325,715,824	USD	344,317,455	258,889

					$46,128,544

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 3.1%
Austria Technologie & Systemtechnik AG(a)	17,120	$168,114
Oesterreichische Post AG*	32,603	1,096,634
S IMMO AG*	22,228	234,450
Telekom Austria AG*	81,088	479,809
UNIQA Insurance Group AG	198,108	1,504,472
Verbund AG(a)	51,203	819,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	37,550	843,605
Wienerberger AG	18,475	321,430

Total Austria		5,468,060

Belgium - 7.4%
Ackermans & van Haaren N.V.	6,228	867,763
Bekaert S.A.	13,050	529,726
bpost S.A.	110,553	2,623,630
Cie d’Entreprises CFE	5,291	577,321
Cofinimmo S.A.	6,442	738,244
D’ieteren S.A./N.V.	13,398	593,454
Econocom Group S.A./N.V.	24,116	354,583
Elia System Operator S.A./N.V.	15,208	796,979
Euronav N.V.	198,113	1,583,705
Exmar N.V.	19,882	161,662
Ion Beam Applications	10,488	460,631
Melexis N.V.	11,894	798,502
Ontex Group N.V.	11,346	338,073
Umicore S.A.	30,391	1,735,773
Warehouses De Pauw CVA	10,831	969,783

Total Belgium		13,129,829

Finland - 11.2%
Amer Sports Oyj	26,638	710,278
Cargotec Oyj Class B	13,245	599,180
Caverion Corp.	58,659	490,015
Citycon Oyj	163,299	402,696
Cramo Oyj	16,414	411,868
F-Secure Oyj	52,622	193,151
Huhtamaki Oyj	20,330	756,511
Kemira Oyj	80,039	1,024,028
Kesko Oyj Class B	47,240	2,365,757
Konecranes Oyj	29,153	1,038,705
Lassila & Tikanoja Oyj	16,691	338,013
Metsa Board Oyj	108,646	778,669
Metso Oyj	77,656	2,219,698
Nokian Renkaat Oyj	64,497	2,409,559
Orion Oyj Class B	41,666	1,858,528
PKC Group Oyj	8,351	139,258
Raisio Oyj Class V	39,671	149,379
Ramirent Oyj	68,001	530,041
Sanoma Oyj	44,917	390,617
Tieto Oyj	36,297	992,328
Tikkurila Oyj	14,884	295,296
Uponor Oyj	25,533	444,630
Valmet Oyj	50,649	746,840
YIT Oyj	46,577	372,875

Total Finland		19,657,920

France - 18.7%
Alten S.A.	7,669	539,690
Altran Technologies S.A.*	31,819	465,828
Beneteau S.A.	9,295	134,804
BioMerieux	3,958	592,390
Bourbon Corp.(a)	26,060	336,713
Cie Plastic Omnium S.A.	25,373	811,697
Edenred	116,577	2,315,944
Elior Group(b)	26,250	601,366
Eurazeo S.A.	30,706	1,800,078
Eutelsat Communications S.A.	160,356	3,111,247
Faurecia	26,107	1,014,302
Gaztransport Et Technigaz S.A.	29,865	1,294,497
Havas S.A.	94,478	797,205
Ipsen S.A.	13,119	950,620
IPSOS	13,789	434,064
Jacquet Metal Service	15,991	334,126
Korian S.A.	17,942	526,853
Lagardere SCA	86,221	2,400,403
Metropole Television S.A.	41,238	768,570
Neopost S.A.	39,570	1,240,408
Nexity S.A.*	28,521	1,337,469
Orpea	6,594	533,867
Rallye S.A.	50,214	975,582
Remy Cointreau S.A.	11,342	969,240
Rexel S.A.	100,352	1,654,906
Rubis SCA	15,962	1,318,758
Sopra Steria Group	3,481	395,980
SPIE S.A.	46,754	987,015
Tarkett S.A.	13,575	488,109
Technicolor S.A. Registered Shares	52,117	282,548
Teleperformance	9,715	976,529
Television Francaise 1(a)	54,823	546,500
Vicat S.A.	11,627	707,118
Wendel S.A.	10,769	1,299,424

Total France		32,943,850

Germany - 18.4%
Aareal Bank AG	31,921	1,204,160
alstria office REIT-AG*	67,247	844,762
AURELIUS Equity Opportunities SE & Co. KGaA	14,841	870,650
Aurubis AG	14,915	862,091
BayWa AG	8,873	288,157
Bechtle AG	4,424	461,115
Bertrandt AG	2,965	302,351
Carl Zeiss Meditec AG Bearer Shares	11,543	426,124
CompuGroup Medical SE	6,055	248,723
CTS Eventim AG & Co. KGaA	17,948	566,973
DMG MORI AG	15,135	688,991
Drillisch AG(a)	28,069	1,210,728
Duerr AG	9,993	804,738
Elmos Semiconductor AG	10,301	154,609
ElringKlinger AG(a)	20,170	337,730
Freenet AG	85,577	2,415,420
Fuchs Petrolub SE	16,261	633,740
Gerresheimer AG	3,866	287,965
Gerry Weber International AG	13,477	156,221
Hamburger Hafen und Logistik AG	18,078	337,499
Hella KGaA Hueck & Co.	28,887	1,092,146
Hugo Boss AG	48,407	2,967,960
Indus Holding AG	8,200	446,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2016

Investments	Shares	Value
Jenoptik AG	14,743	$255,412
K+S AG Registered Shares(a)	109,206	2,613,548
KION Group AG	15,965	890,114
Krones AG	5,273	483,311
KUKA AG(a)	2,278	212,761
LANXESS AG	13,647	897,477
LEG Immobilien AG*	18,068	1,406,423
MTU Aero Engines AG	11,355	1,315,040
NORMA Group SE	8,987	384,375
Pfeiffer Vacuum Technology AG	3,744	350,749
Rheinmetall AG	8,118	547,141
RHOEN-KLINIKUM AG	21,844	591,205
Salzgitter AG	6,454	228,387
Sixt SE	8,748	470,113
Software AG	15,952	580,223
STADA Arzneimittel AG	11,840	614,234
Stroeer SE & Co KGaA(a)	7,742	340,558
Suedzucker AG	37,829	905,334
Takkt AG	13,571	307,894
TLG Immobilien AG	26,131	493,354
VTG AG	5,225	156,542
Wacker Neuson SE	13,894	225,902
Wirecard AG(a)	4,722	203,654
Wuestenrot & Wuerttembergische AG	17,322	339,189

Total Germany		32,422,425

Ireland - 1.1%
C&C Group PLC	117,555	477,366
Fyffes PLC	84,673	201,838
Glanbia PLC	21,987	365,951
Irish Continental Group PLC	48,951	232,340
Kingspan Group PLC	17,187	467,702
Origin Enterprises PLC	28,346	184,799

Total Ireland		1,929,996

Italy - 20.5%
A2A SpA	1,040,118	1,349,389
ACEA SpA	47,853	582,963
Anima Holding SpA(b)	156,006	849,064
Ansaldo STS SpA	40,519	506,011
Ascopiave SpA	149,387	429,210
ASTM SpA	24,659	269,194
Autogrill SpA	41,183	372,913
Azimut Holding SpA	43,283	724,053
Banca Generali SpA	63,423	1,515,850
Banca IFIS SpA	19,177	525,900
Banca Popolare di Milano SCARL(a)	2,449,667	925,771
Banca Popolare di Sondrio SCPA	154,613	510,108
Banco Popolare SC(a)	202,492	489,522
Biesse SpA	13,470	271,931
BPER Banca	130,118	694,444
Brembo SpA	12,682	769,139
Cairo Communication SpA	41,379	166,286
Cerved Information Solutions SpA	45,837	381,454
Credito Emiliano SpA	98,287	591,945
Credito Valtellinese SC(a)	749,878	294,623
Datalogic SpA	11,820	233,011
Davide Campari-Milano SpA	74,698	731,938
De’ Longhi SpA	31,306	745,592
DiaSorin SpA	8,011	475,290
ERG SpA	68,424	736,136
FinecoBank Banca Fineco SpA	263,029	1,478,701
Geox SpA	71,433	166,510
Hera SpA	550,800	1,273,456
Immobiliare Grande Distribuzione SIIQ SpA	356,982	272,605
Industria Macchine Automatiche SpA	11,699	710,756
Infrastrutture Wireless Italiane SpA(b)	134,090	622,581
Interpump Group SpA	17,735	290,878
Iren SpA	475,219	779,925
Maire Tecnimont SpA	68,306	185,878
MARR SpA	23,622	432,281
Moncler SpA	22,950	400,134
OVS SpA(b)	57,651	290,659
Parmalat SpA	158,174	494,162
Prysmian SpA	51,585	1,327,586
RAI Way SpA(b)	38,664	145,995
Salvatore Ferragamo SpA	41,214	975,043
Saras SpA	1,046,660	1,898,819
Societa Cattolica di Assicurazioni SCRL	104,979	616,747
Societa Iniziative Autostradali e Servizi SpA	75,043	641,128
Tod’s SpA(a)	10,432	679,995
TREVI - Finanziaria Industriale SpA*	107,490	111,221
Unione di Banche Italiane SpA(a)	375,959	1,035,770
Unipol Gruppo Finanziario SpA	462,540	1,670,447
UnipolSai SpA	2,049,750	4,388,807
Zignago Vetro SpA	32,795	190,940

Total Italy		36,222,761

Netherlands - 5.9%
Aalberts Industries N.V.	21,823	709,409
Accell Group	12,574	290,580
Arcadis N.V.	36,105	507,630
ASM International N.V.	15,045	676,562
BE Semiconductor Industries N.V.	20,280	676,790
Beter Bed Holding N.V.	6,198	110,481
Boskalis Westminster	68,033	2,367,290
Brunel International N.V.	41,701	676,916
Corbion N.V.	24,425	655,134
Euronext N.V.(b)	25,945	1,072,864
Flow Traders(b)	24,727	853,755
IMCD Group N.V.	6,802	290,492
Refresco Group N.V.(b)	20,322	309,302
SBM Offshore N.V.	36,640	576,405
TKH Group N.V. CVA	14,073	557,967

Total Netherlands		10,331,577

Portugal - 2.7%
Altri, SGPS, S.A.	166,732	679,525
CTT-Correios de Portugal S.A.	93,840	637,912
Mota-Engil, SGPS, S.A.	107,157	181,968
Navigator Co. S.A. (The)	367,270	1,264,789
NOS, SGPS S.A.	145,365	864,439
Pharol, SGPS, S.A.	1,540,418	336,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2016

Investments	Shares	Value
REN - Redes Energeticas Nacionais, SGPS, S.A.	213,287	$606,954
Semapa-Sociedade de Investimento e Gestao	14,687	207,581

Total Portugal		4,779,493

Spain - 11.0%
Acciona S.A.	16,976	1,252,127
Acerinox S.A.	123,738	1,645,112
Almirall S.A.	25,602	398,575
Applus Services S.A.	29,166	296,861
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	76,056	833,486
Bolsas y Mercados Espanoles SHMSF S.A.	62,840	1,855,522
Cia de Distribucion Integral Logista Holdings S.A.	52,825	1,225,778
Cie Automotive S.A.	21,606	421,937
Distribuidora Internacional de Alimentacion S.A.	229,083	1,127,182
Ebro Foods S.A.	57,603	1,209,363
Ence Energia y Celulosa S.A.	142,778	377,994
Faes Farma S.A.	95,740	339,299
Grupo Catalana Occidente S.A.	31,216	1,024,299
Mediaset Espana Comunicacion S.A.	168,970	1,987,165
Obrascon Huarte Lain S.A.(a)	83,543	290,345
Papeles y Cartones de Europa S.A.	39,958	221,265
Prosegur Cia de Seguridad S.A.	129,020	808,338
Sacyr S.A.*	250,200	585,855
Saeta Yield S.A.	58,619	502,727
Tecnicas Reunidas S.A.	30,517	1,254,198
Viscofan S.A.	13,273	655,886
Zardoya Otis S.A.	127,171	1,077,093

Total Spain		19,390,407

TOTAL COMMON STOCKS (Cost: $176,622,870)		176,276,318

RIGHTS - 0.0%

Italy - 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	1,063,810	0

Spain - 0.0%
Faes Farma S.A., expiring 1/5/17*	95,740	9,189

TOTAL RIGHTS (Cost: $8,974)		9,189

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $6,118,259)(d)	6,118,259	6,118,259

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $182,750,103)		182,403,766
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.5)%		(6,150,289)

NET ASSETS - 100.0%		$176,253,477

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $5,925,038 and the total market value of the collateral held by the Fund was $6,233,092. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $114,833.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	37,322,999	USD	39,665,390	$298,959
1/3/2017	EUR	28,437,027	USD	30,221,251	227,298
1/3/2017	EUR	37,323,350	USD	39,665,390	298,588
1/3/2017	EUR	37,323,525	USD	39,665,390	298,403
1/3/2017	EUR	37,323,666	USD	39,665,390	298,255
1/3/2017	USD	21,794,171	EUR	20,514,555	(156,445)
1/3/2017	USD	2,421,575	EUR	2,272,657	(24,490)
1/3/2017	USD	1,754,271	EUR	1,675,118	12,560
1/3/2017	USD	37,469,944	EUR	35,525,626	709
1/3/2017	USD	42,357,326	EUR	40,159,783	1,203
1/3/2017	USD	40,728,198	EUR	38,615,212	1,196
1/3/2017	USD	42,357,326	EUR	40,158,640	(2)
2/2/2017	EUR	43,347,615	USD	45,790,036	1,293
2/2/2017	EUR	41,681,425	USD	44,028,881	160
2/2/2017	EUR	38,350,144	USD	40,506,573	(3,266)
2/2/2017	EUR	43,346,589	USD	45,790,036	2,377

					$1,256,798

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Belgium - 0.8%
bpost S.A.	2,577	$61,157
Ion Beam Applications	329	14,450
Melexis N.V.	369	24,773
Warehouses De Pauw CVA	274	24,533

Total Belgium		124,913

Denmark - 2.6%
Novo Nordisk A/S Class B	9,183	331,781
Novozymes A/S Class B	798	27,564
Pandora A/S	332	43,516
Royal Unibrew A/S	379	14,656

Total Denmark		417,517

Finland - 2.8%
Elisa Oyj	1,915	62,474
Huhtamaki Oyj	684	25,453
Kesko Oyj Class B	1,080	54,086
Kone Oyj Class B	3,967	178,121
Orion Oyj Class B	1,020	45,497
Wartsila Oyj Abp	1,771	79,725

Total Finland		445,356

France - 10.4%
Airbus Group SE	4,971	329,480
Arkema S.A.	541	53,033
Atos SE	330	34,894
BioMerieux	115	17,212
Bureau Veritas S.A.	3,077	59,749
Capgemini S.A.	701	59,261
Cie Generale des Etablissements Michelin	910	101,453
Cie Plastic Omnium S.A.	501	16,027
Dassault Systemes SE	478	36,497
Essilor International S.A.	552	62,502
Eurazeo S.A.	688	40,333
Gaztransport Et Technigaz S.A.	745	32,292
Hermes International	203	83,505
Ingenico Group S.A.	215	17,205
Ipsen S.A.	304	22,028
LVMH Moet Hennessy Louis Vuitton SE	2,213	423,417
Rubis SCA	332	27,429
Sartorius Stedim Biotech	211	13,346
SEB S.A.	129	17,518
Sopra Steria Group	118	13,423
Thales S.A.	1,017	98,826
Valeo S.A.	1,013	58,349
Zodiac Aerospace	1,224	28,164

Total France		1,645,943

Germany - 18.9%
adidas AG	543	85,995
Bayer AG Registered Shares	5,869	613,647
Continental AG	755	146,287
Covestro AG(a)	908	62,424
CTS Eventim AG & Co. KGaA	473	14,942
Deutsche Post AG Registered Shares	9,937	327,376
Deutsche Telekom AG Registered Shares	42,859	739,336
Fielmann AG	476	31,504
Fuchs Petrolub SE	531	20,695
GEA Group AG	962	38,791
Hella KGaA Hueck & Co.	617	23,327
Henkel AG & Co. KGaA	1,009	105,339
Infineon Technologies AG	4,615	80,365
KION Group AG	441	24,588
Leoni AG	361	12,887
MTU Aero Engines AG	308	35,670
OSRAM Licht AG	480	25,225
ProSiebenSat.1 Media SE	1,799	69,467
SAP SE	5,132	448,249
Sixt SE	268	14,402
Symrise AG	534	32,572
United Internet AG Registered Shares	1,005	39,322

Total Germany		2,992,410

Ireland - 0.4%
Greencore Group PLC	4,845	14,757
Kerry Group PLC Class A	267	19,122
Kingspan Group PLC	613	16,682
Paddy Power Betfair PLC	196	20,983

Total Ireland		71,544

Italy - 1.8%
Anima Holding SpA(a)	5,018	27,311
Banca Generali SpA	1,732	41,396
Brembo SpA	267	16,193
De’ Longhi SpA	620	14,766
DiaSorin SpA	267	15,841
Industria Macchine Automatiche SpA	333	20,231
Luxottica Group SpA	1,648	88,823
Prysmian SpA	1,343	34,563
RAI Way SpA(a)	2,406	9,085
Salvatore Ferragamo SpA	913	21,600

Total Italy		289,809

Netherlands - 3.7%
Aalberts Industries N.V.	468	15,213
ASML Holding N.V.	1,380	155,235
Boskalis Westminster	1,666	57,971
Euronext N.V.(a)	641	26,506
Flow Traders(a)	628	21,683
Gemalto N.V.	213	12,338
GrandVision N.V.(a)	544	11,995
Heineken Holding N.V.	1,219	85,039
Koninklijke Ahold Delhaize N.V.	4,800	101,408
Koninklijke Vopak N.V.	736	34,836
TKH Group N.V. CVA	347	13,758
Wolters Kluwer N.V.	1,418	51,480

Total Netherlands		587,462

Norway - 0.9%
AF Gruppen ASA	832	14,934
Entra ASA(a)	1,869	18,619
Kongsberg Gruppen ASA	1,232	17,819
Leroy Seafood Group ASA	407	22,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2016

Investments	Shares	Value
Salmar ASA	1,237	$37,091
Veidekke ASA	1,759	25,238

Total Norway		136,449

Portugal - 0.5%
CTT-Correios de Portugal S.A.	2,562	17,416
Jeronimo Martins, SGPS, S.A.	3,644	56,653

Total Portugal		74,069

Spain - 4.7%
Almirall S.A.	867	13,498
Amadeus IT Group S.A.	2,110	96,076
Atresmedia Corp. de Medios de Comunicacion S.A.	1,871	20,504
Distribuidora Internacional de Alimentacion S.A.	6,131	30,167
Grifols S.A.	1,774	35,327
Industria de Diseno Textil S.A.	10,797	369,317
Mediaset Espana Comunicacion S.A.	3,178	37,375
Prosegur Cia de Seguridad S.A.	3,053	19,128
Red Electrica Corp. S.A.	4,706	88,973
Viscofan S.A.	205	10,130
Zardoya Otis S.A.	2,918	24,714

Total Spain		745,209

Sweden - 8.9%
AAK AB	164	10,822
Assa Abloy AB Class B	4,538	84,470
Atlas Copco AB Class A	6,188	189,020
Atlas Copco AB Class B	3,703	101,333
Axfood AB	1,737	27,380
Betsson AB*	1,036	10,024
BillerudKorsnas AB	1,744	29,372
Boliden AB	1,766	46,247
Castellum AB	1,445	19,867
Getinge AB Class B	1,311	21,084
Hennes & Mauritz AB Class B	10,377	289,449
Hexagon AB Class B	1,308	46,865
Hexpol AB	2,107	19,563
Husqvarna AB Class B	2,268	17,688
Indutrade AB	910	18,331
Intrum Justitia AB	651	22,028
Investment AB Latour Class B	817	30,775
JM AB	541	15,674
Loomis AB Class B	655	19,546
NCC AB Class B	790	19,601
Nibe Industrier AB Class B	2,079	16,431
Sandvik AB	9,713	120,496
Securitas AB Class B	2,812	44,387
Sweco AB Class B	1,030	20,431
Telia Co. AB	42,087	170,070

Total Sweden		1,410,954

Switzerland - 15.7%
ABB Ltd. Registered Shares*	4,446	93,964
Actelion Ltd. Registered Shares*	274	59,445
Cie Financiere Richemont S.A. Registered Shares	2,792	185,291
EMS-Chemie Holding AG Registered Shares	141	71,794
Galenica AG Registered Shares	25	28,263
GAM Holding AG*	2,726	31,649
Geberit AG Registered Shares	219	87,958
Kuehne + Nagel International AG Registered Shares	1,014	134,289
Partners Group Holding AG	186	87,340
Roche Holding AG Bearer Shares	1,334	312,384
Roche Holding AG Genusschein	3,465	792,993
Schindler Holding AG Participation Certificate	165	29,157
Schindler Holding AG Registered Shares	286	50,061
SGS S.A. Registered Shares	62	126,397
Sonova Holding AG Registered Shares	279	33,875
Straumann Holding AG Registered Shares	74	28,942
Swatch Group AG (The) Bearer Shares	135	42,067
Swatch Group AG (The) Registered Shares	641	39,260
Syngenta AG Registered Shares	623	246,724

Total Switzerland		2,481,853

United Kingdom - 27.6%
Ashtead Group PLC	2,327	45,431
Babcock International Group PLC	3,076	36,222
Barratt Developments PLC	7,879	45,018
Bellway PLC	692	21,171
Berendsen PLC	1,394	14,994
Berkeley Group Holdings PLC	1,343	46,598
Big Yellow Group PLC	1,691	14,323
Booker Group PLC	11,660	25,285
British American Tobacco PLC	13,012	743,057
Britvic PLC	2,547	17,845
Burberry Group PLC	2,549	47,151
Carnival PLC	830	42,306
Compass Group PLC	6,398	118,664
Crest Nicholson Holdings PLC	1,835	10,271
Croda International PLC	691	27,289
Diageo PLC	18,929	493,521
easyJet PLC	3,167	39,329
esure Group PLC	5,130	12,773
Fresnillo PLC	669	10,093
Halma PLC	2,061	22,856
Hammerson PLC	8,208	58,115
Hargreaves Lansdown PLC	3,478	52,130
Hikma Pharmaceuticals PLC	556	13,005
Howden Joinery Group PLC	3,461	16,414
IG Group Holdings PLC	2,474	15,105
Inmarsat PLC	5,238	48,640
International Consolidated Airlines Group S.A.	16,187	87,569
Jardine Lloyd Thompson Group PLC	2,092	25,449
Johnson Matthey PLC	1,144	44,980
Jupiter Fund Management PLC	5,477	30,021
Kingfisher PLC	9,023	39,056
Merlin Entertainments PLC(a)	4,113	22,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2016

Investments	Shares	Value
Micro Focus International PLC	1,107	$29,806
Mondi PLC	2,510	51,671
Moneysupermarket.com Group PLC	4,192	15,234
Next PLC	1,574	96,915
Persimmon PLC	2,677	58,747
Reckitt Benckiser Group PLC	3,350	285,041
RELX N.V.	5,223	88,088
RELX PLC	5,533	99,066
Rightmove PLC	439	21,172
Rotork PLC	6,576	19,599
Sage Group PLC (The)	6,285	50,868
Savills PLC	1,573	13,615
Segro PLC	6,417	36,323
Sky PLC	10,964	134,257
Smith & Nephew PLC	4,156	62,703
Smiths Group PLC	3,548	62,079
Spirax-Sarco Engineering PLC	529	27,349
Unilever N.V. CVA	13,012	536,830
Unilever PLC	8,205	333,810
Unite Group PLC (The)	2,368	17,732
Victrex PLC	871	20,782
Whitbread PLC	740	34,527

Total United Kingdom		4,383,694

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $16,613,353)		15,807,182
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		42,860

NET ASSETS - 100.0%		$15,850,042

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	1,848	USD	1,951	$1
1/3/2017	SEK	54,947	USD	6,053	5

					$6

CURRENCY LEGEND

EUR	Euro

SEK	Swedish krona

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 1.5%
ams AG	103,680	$2,948,150
Austria Technologie & Systemtechnik AG(a)	88,461	868,663
RHI AG	104,886	2,682,741
S IMMO AG*	97,604	1,029,478
Wienerberger AG	96,870	1,685,354
Zumtobel Group AG	54,470	976,113

Total Austria		10,190,499

Belgium - 3.1%
Econocom Group S.A./N.V.	106,099	1,559,997
Euronav N.V.	1,239,140	9,905,623
Exmar N.V.	109,731	892,230
Ion Beam Applications	70,129	3,080,051
Recticel S.A.	156,025	1,091,082
Rezidor Hotel Group AB	247,038	965,353
Warehouses De Pauw CVA	36,411	3,260,158

Total Belgium		20,754,494

Denmark - 2.8%
Alm Brand A/S	284,640	2,180,360
FLSmidth & Co. A/S(a)	56,100	2,331,681
Matas A/S	132,976	1,820,284
NKT Holding A/S	20,336	1,439,188
Per Aarsleff Holding A/S	37,721	941,747
Rockwool International A/S Class B	6,920	1,223,102
Schouw & Co. AB	44,890	3,349,454
SimCorp A/S	43,955	2,146,139
Spar Nord Bank A/S	273,445	3,141,909

Total Denmark		18,573,864

Finland - 7.0%
Caverion Corp.	332,455	2,777,203
Cramo Oyj	91,013	2,283,744
F-Secure Oyj	268,284	984,744
HKScan Oyj Class A	163,104	548,788
Kemira Oyj	438,626	5,611,832
Konecranes Oyj	171,990	6,127,910
Metsa Board Oyj(a)	740,682	5,308,487
PKC Group Oyj	65,281	1,088,600
Raisio Oyj Class V	204,076	768,439
Ramirent Oyj	391,589	3,052,281
Sanoma Oyj	199,629	1,736,056
Technopolis Oyj	162,459	536,337
Tieto Oyj	216,689	5,924,086
Tikkurila Oyj	57,732	1,145,394
Uponor Oyj	133,604	2,326,570
Valmet Oyj	286,892	4,230,339
YIT Oyj	262,104	2,098,287

Total Finland		46,549,097

France - 4.7%
Albioma S.A.	47,529	829,170
Alten S.A.	40,482	2,848,836
Chargeurs S.A.	86,531	1,456,646
Derichebourg S.A.	213,754	947,145
Gaztransport Et Technigaz S.A.	149,255	6,469,451
IPSOS	85,523	2,692,180
Jacquet Metal Service	46,892	979,789
Neopost S.A.	281,217	8,815,357
Oeneo S.A.	88,627	740,356
Rallye S.A.(a)	200,095	3,887,545
Tarkett S.A.	49,765	1,789,372

Total France		31,455,847

Germany - 7.4%
alstria office REIT-AG*	409,872	5,148,842
AURELIUS Equity Opportunities SE & Co. KGaA	92,490	5,425,944
BayWa AG(a)	49,502	1,607,615
Bertrandt AG(a)	16,244	1,656,453
CANCOM SE(a)	12,769	606,267
Capital Stage AG	220,308	1,475,549
Elmos Semiconductor AG	54,582	819,226
ElringKlinger AG(a)	116,979	1,958,715
Gerry Weber International AG(a)	114,852	1,331,330
GFT Technologies SE	31,684	684,916
Grammer AG	14,761	740,314
Hamburger Hafen und Logistik AG	87,910	1,641,198
Indus Holding AG	38,570	2,100,803
Jenoptik AG	64,390	1,115,510
Leoni AG(a)	75,165	2,683,241
MLP AG	296,789	1,306,934
NORMA Group SE	39,750	1,700,112
Pfeiffer Vacuum Technology AG	23,212	2,174,567
RIB Software AG(a)	68,642	901,744
Salzgitter AG	38,296	1,355,175
SHW AG	20,227	696,889
Sixt SE(a)	53,922	2,897,742
SMA Solar Technology AG(a)	8,245	218,410
Takkt AG	45,368	1,029,294
TLG Immobilien AG	163,661	3,089,924
VERBIO Vereinigte BioEnergie AG	95,186	727,881
VTG AG	24,085	721,591
Wacker Neuson SE	146,290	2,378,525
Zeal Network SE	27,810	1,082,079

Total Germany		49,276,790

Ireland - 1.9%
C&C Group PLC	733,998	2,980,610
Fyffes PLC(a)	402,919	960,452
Greencore Group PLC	948,714	2,889,665
Irish Continental Group PLC	219,363	1,041,179
Origin Enterprises PLC	311,018	2,027,654
Total Produce PLC	433,963	899,424
UDG Healthcare PLC	270,001	2,230,294

Total Ireland		13,029,278

Italy - 11.4%
Amplifon SpA	89,033	849,863
Anima Holding SpA(b)	1,025,986	5,583,939
Ascopiave SpA	398,308	1,144,394
Astaldi SpA(a)	311,538	1,774,411
ASTM SpA	141,973	1,549,871
Banca IFIS SpA	128,428	3,521,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2016

Investments	Shares	Value
Banca Popolare di Sondrio SCPA	837,638	$2,763,584
Banco Popolare SC(a)	1,302,544	3,148,883
Brunello Cucinelli SpA(a)	48,534	1,041,230
Cairo Communication SpA(a)	228,522	918,338
Cerved Information Solutions SpA	330,130	2,747,334
CIR-Compagnie Industriali Riunite SpA	128,798	140,333
Cofide SpA	1,034,561	415,748
Credito Valtellinese SC(a)	4,927,344	1,935,926
Datalogic SpA	73,221	1,443,426
ERG SpA	469,560	5,051,738
Esprinet SpA	110,245	823,269
Falck Renewables SpA	1,129,605	1,100,305
Geox SpA(a)	427,292	996,017
Immobiliare Grande Distribuzione SIIQ SpA	2,455,629	1,875,214
Interpump Group SpA	88,593	1,453,046
Iren SpA	2,732,888	4,485,191
Italmobiliare SpA	2,482	116,889
La Doria SpA	55,805	527,977
Maire Tecnimont SpA(a)	389,757	1,060,628
MARR SpA	80,941	1,481,213
OVS SpA(b)	406,918	2,051,560
Piaggio & C. SpA(a)	770,895	1,289,579
RAI Way SpA(b)	165,709	625,718
SAES Getters SpA	37,766	475,216
Salini Impregilo SpA	420,694	1,332,068
Saras SpA	6,861,091	12,447,185
Societa Cattolica di Assicurazioni SCRL	719,153	4,224,993
Tod’s SpA(a)	84,261	5,492,431
TREVI - Finanziaria Industriale SpA*(a)	627,716	649,504

Total Italy		76,538,966

Netherlands - 4.8%
Accell Group	41,408	956,921
Arcadis N.V.	220,568	3,101,146
BE Semiconductor Industries N.V.	126,200	4,211,583
Beter Bed Holding N.V.	57,660	1,027,805
BinckBank N.V.	359,161	2,082,780
Brunel International N.V.	204,488	3,319,372
Corbion N.V.	149,645	4,013,822
Flow Traders(b)	146,356	5,053,269
IMCD Group N.V.	39,050	1,667,702
Koninklijke BAM Groep N.V.	104,811	485,312
Refresco Group N.V.(b)	121,124	1,843,512
TKH Group N.V. CVA	85,393	3,385,666
Wessanen	66,718	936,635

Total Netherlands		32,085,525

Norway - 4.5%
ABG Sundal Collier Holding ASA	2,022,041	1,160,459
Austevoll Seafood ASA	539,246	5,246,681
Borregaard ASA	175,842	1,726,204
Entra ASA(b)	215,566	2,147,471
Europris ASA*(b)	101,854	436,634
Grieg Seafood ASA	79,370	753,340
Norway Royal Salmon ASA	42,594	1,024,310
Protector Forsikring ASA(a)	173,337	1,384,449
Selvaag Bolig ASA	237,460	1,103,477
SpareBank 1 Nord Norge	159,495	968,158
SpareBank 1 SMN	314,101	2,362,773
SpareBank 1 SR-Bank ASA	169,730	1,197,892
TGS Nopec Geophysical Co. ASA	156,973	3,495,908
Tomra Systems ASA	187,485	1,971,188
Veidekke ASA	187,401	2,688,758
XXL ASA(b)	204,583	2,329,209

Total Norway		29,996,911

Portugal - 2.4%
Altri, SGPS, S.A.	1,052,375	4,289,011
CTT-Correios de Portugal S.A.	574,423	3,904,849
Mota-Engil, SGPS, S.A.(a)	521,535	885,643
Pharol, SGPS, S.A.(a)	7,833,338	1,710,278
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,427,054	4,060,990
Semapa-Sociedade de Investimento e Gestao	91,367	1,291,349

Total Portugal		16,142,120

Spain - 3.6%
Applus Services S.A.	141,210	1,437,283
Duro Felguera S.A.*(a)	543,418	641,951
Ence Energia y Celulosa S.A.(a)	1,030,387	2,727,870
Faes Farma S.A.	547,478	1,940,240
Laboratorios Farmaceuticos Rovi S.A.	54,535	709,231
Obrascon Huarte Lain S.A.(a)	506,751	1,761,163
Papeles y Cartones de Europa S.A.	171,861	951,669
Pescanova S.A.*†	3,781	0
Sacyr S.A.*(a)	1,159,458	2,714,923
Saeta Yield S.A.	363,348	3,116,135
Tecnicas Reunidas S.A.(a)	195,612	8,039,327

Total Spain		24,039,792

Sweden - 14.8%
Acando AB	439,799	1,253,857
AF AB Class B	95,969	1,764,175
Alimak Group AB(a)(b)	76,950	1,094,796
Attendo AB(b)	89,070	772,105
Avanza Bank Holding AB(a)	63,017	2,559,636
B&B Tools AB Class B	53,728	1,129,609
Betsson AB*	359,072	3,474,278
Bilia AB Class A	136,982	3,158,942
Bravida Holding AB(b)	221,543	1,347,363
Bufab AB	98,037	839,044
Bulten AB	70,753	693,153
Byggmax Group AB(a)	171,125	1,186,720
Clas Ohlson AB Class B	126,633	1,867,867
Cloetta AB Class B	352,879	1,114,813
Com Hem Holding AB	280,826	2,686,280
Coor Service Management Holding AB(b)	275,732	1,540,343
Duni AB	116,415	1,601,818
Dustin Group AB(a)(b)	167,912	1,182,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2016

Investments	Shares	Value
Eltel AB(b)	95,421	$656,475
Evolution Gaming Group AB(a)(b)	27,884	796,502
Granges AB	173,401	1,641,513
Gunnebo AB	170,480	724,361
Hemfosa Fastigheter AB	329,683	3,084,677
HIQ International AB*	251,785	1,704,508
Holmen AB Class B	156,871	5,643,115
IAR Systems Group AB	39,108	886,803
Inwido AB	97,135	1,010,420
ITAB Shop Concept AB Class B	75,100	671,672
KNOW IT AB	101,815	1,005,867
Kungsleden AB	429,550	2,730,611
Lagercrantz Group AB Class B	59,572	547,549
Lindab International AB	104,729	842,134
Loomis AB Class B	145,571	4,344,088
Mekonomen AB	94,826	1,790,135
Modern Times Group MTG AB Class B	207,550	6,168,516
MQ Holding AB	199,711	795,801
Mycronic AB	422,641	4,559,234
Nobia AB	344,092	3,213,813
Nobina AB(b)	338,301	1,889,877
Nolato AB Class B	45,923	1,329,475
Nordax Group AB(b)	100,113	570,289
Nordnet AB Class B	550,165	2,258,895
NP3 Fastigheter AB(a)	87,517	443,144
Peab AB	610,007	4,854,755
Platzer Fastigheter Holding AB Class B(a)	119,693	608,702
Ratos AB Class B	1,217,355	5,780,848
Recipharm AB Class B	38,727	515,814
Rottneros AB	869,452	770,434
Scandi Standard AB	145,516	913,019
SkiStar AB	43,564	731,294
Sweco AB Class B	100,155	1,986,651
Thule Group AB(b)	126,580	1,985,519
Wihlborgs Fastigheter AB	142,289	2,653,255

Total Sweden		99,377,485

Switzerland - 4.2%
Ascom Holding AG Registered Shares	82,019	1,291,193
Cembra Money Bank AG*	90,172	6,583,128
EFG International AG*	581,979	3,527,319
GAM Holding AG*	576,790	6,696,632
Implenia AG Registered Shares	33,098	2,450,558
Kudelski S.A. Bearer Shares*	68,302	1,186,137
Mobilezone Holding AG Registered Shares	88,026	1,255,844
Tecan Group AG Registered Shares	10,272	1,605,963
u-blox Holding AG*	4,500	846,559
Valiant Holding AG Registered Shares	29,108	2,904,070

Total Switzerland		28,347,403

United Kingdom - 25.5%
A.G. Barr PLC(a)	144,164	893,353
Abcam PLC	110,563	1,047,853
Acacia Mining PLC	147,323	680,464
Assura PLC	2,101,435	1,480,083
AVEVA Group PLC	54,987	1,276,680
BCA Marketplace PLC	356,151	820,745
BGEO Group PLC	47,566	1,753,843
Big Yellow Group PLC	175,041	1,482,663
Bodycote PLC	318,522	2,534,665
Bovis Homes Group PLC	214,490	2,173,283
Brewin Dolphin Holdings PLC	565,245	2,130,955
Card Factory PLC	556,013	1,738,204
Carillion PLC(a)	1,084,582	3,164,125
Chesnara PLC	304,676	1,375,067
Cineworld Group PLC	320,900	2,240,338
Clarkson PLC	32,855	882,179
Computacenter PLC	134,489	1,329,450
Concentric AB	103,273	1,293,101
Connect Group PLC	389,193	734,584
Consort Medical PLC	65,291	855,174
Costain Group PLC	164,116	717,369
Countrywide PLC	363,845	792,393
Cranswick PLC	35,249	1,020,503
Crest Nicholson Holdings PLC	339,300	1,899,229
Dairy Crest Group PLC(a)	205,386	1,572,199
De La Rue PLC	177,636	1,349,899
Debenhams PLC	2,524,174	1,787,184
Dechra Pharmaceuticals PLC	67,293	1,118,375
Devro PLC	257,633	604,058
DFS Furniture PLC	373,020	1,046,293
Dignity PLC	14,642	447,063
Diploma PLC	117,819	1,512,607
Drax Group PLC	317,122	1,480,807
E2V Technologies PLC	301,567	1,017,283
Electrocomponents PLC	655,749	3,862,585
Elementis PLC	949,572	3,254,840
EMIS Group PLC	68,783	819,745
esure Group PLC	666,346	1,659,091
FDM Group Holdings PLC	153,355	1,070,636
Fenner PLC	638,101	1,858,816
Fidessa Group PLC	57,093	1,614,819
Foxtons Group PLC(a)	754,489	950,930
Galliford Try PLC	163,434	2,607,138
Genus PLC	36,403	807,865
Go-Ahead Group PLC	54,050	1,496,693
Greggs PLC	108,728	1,303,192
Halfords Group PLC	345,872	1,562,061
Hastings Group Holdings PLC(b)	350,105	1,068,539
Hill & Smith Holdings PLC	79,339	1,175,442
HomeServe PLC	281,486	2,156,472
Ibstock PLC(b)	379,544	873,716
Indivior PLC	1,187,582	4,346,543
Interserve PLC	401,425	1,695,150
ITE Group PLC	551,962	1,052,034
J D Wetherspoon PLC(a)	73,803	809,808
James Fisher & Sons PLC	35,589	686,018
James Halstead PLC(a)	187,030	1,120,274
John Laing Group PLC(b)	398,126	1,332,185
John Menzies PLC	149,143	1,098,359
Johnson Service Group PLC	646,424	916,570
JRP Group PLC	614,117	1,134,456
Kcom Group PLC	868,882	1,017,268
Keller Group PLC	75,480	787,172
Kier Group PLC	155,485	2,637,876
Ladbrokes Coral Group PLC	982,074	1,407,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2016

Investments	Shares	Value
Laird PLC	398,615	$753,599
Lookers PLC	411,777	596,582
Low & Bonar PLC	778,639	630,192
LSL Property Services PLC	233,921	666,247
Marshalls PLC	242,001	874,658
Marston’s PLC	1,117,512	1,877,960
McKay Securities PLC	324,188	697,014
Mears Group PLC	171,790	967,961
Melrose Industries PLC	1,516,070	3,704,512
Mitchells & Butlers PLC	412,650	1,279,316
Mitie Group PLC(a)	559,768	1,552,123
Morgan Advanced Materials PLC	465,200	1,640,548
N Brown Group PLC	710,593	1,953,648
NCC Group PLC(a)	130,583	291,649
Northgate PLC	213,126	1,298,311
Novae Group PLC	99,950	849,084
Numis Corp. PLC	226,962	689,195
OneSavings Bank PLC(a)	280,382	1,171,014
Pagegroup PLC	850,504	4,103,861
Pan African Resources PLC(a)	2,534,575	485,436
PayPoint PLC	114,080	1,418,087
Pendragon PLC	2,140,404	826,497
Pets at Home Group PLC	477,135	1,409,076
Photo-Me International PLC	576,949	1,169,167
Polypipe Group PLC	175,376	701,902
Rank Group PLC	422,396	1,017,770
Redde PLC	565,508	1,142,488
Restaurant Group PLC (The)	375,156	1,504,256
RPS Group PLC	412,512	1,134,128
RWS Holdings PLC	198,003	853,871
Safestore Holdings PLC	236,969	1,024,837
Savills PLC	194,861	1,686,663
Senior PLC	459,481	1,103,153
Shanks Group PLC	783,439	890,612
SIG PLC	793,988	1,012,486
Spire Healthcare Group PLC(b)	173,163	722,573
Spirent Communications PLC	932,912	1,138,343
St. Ives PLC	356,518	561,677
SThree PLC	194,650	745,910
Stock Spirits Group PLC	231,747	517,592
Synthomer PLC	326,005	1,541,220
Ted Baker PLC	37,531	1,304,997
Telecom Plus PLC(a)	127,054	1,846,252
TP ICAP PLC	552,643	2,958,889
Trinity Mirror PLC	577,115	755,899
TT electronics PLC	329,846	664,346
Tyman PLC	240,551	818,887
U & I Group PLC	468,519	984,173
Ultra Electronics Holdings PLC	68,736	1,648,561
Unite Group PLC (The)	193,730	1,450,657
Vedanta Resources PLC	781,860	8,496,893
Vesuvius PLC	433,147	2,115,716
Victrex PLC	113,635	2,711,376
WS Atkins PLC	105,300	1,897,060
Zoopla Property Group PLC(b)	209,828	827,861

Total United Kingdom		171,122,808

TOTAL COMMON STOCKS (Cost: $729,578,371)		667,480,879

RIGHTS - 0.0%

Italy - 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	5,048,891	0

Spain - 0.0%
Faes Farma S.A., expiring 1/5/17*	559,073	53,661

TOTAL RIGHTS (Cost: $52,405)		53,661

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $1,226,420)	22,150	1,226,446

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $45,720,187)(e)	45,720,187	45,720,187

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $776,577,383)		714,481,173
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.6)%		(44,136,192)

NET ASSETS - 100.0%		$670,344,981

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $55,488,627 and the total market value of the collateral held by the Fund was $58,513,530. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,793,343. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.4%

Germany - 100.4%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	8,196	$949,191

Air Freight & Logistics - 3.4%
Deutsche Post AG Registered Shares	128,651	4,238,422

Airlines - 1.0%
Deutsche Lufthansa AG Registered Shares	94,933	1,228,602

Auto Components - 2.9%
Continental AG	13,945	2,701,949
ElringKlinger AG(a)	5,331	89,263
Hella KGaA Hueck & Co.	20,267	766,245
Leoni AG(a)	3,495	124,765

Total Auto Components		3,682,222

Automobiles - 12.6%
Bayerische Motoren Werke AG	82,126	7,687,737
Daimler AG Registered Shares	108,410	8,086,510
Volkswagen AG	759	109,476

Total Automobiles		15,883,723

Banks - 1.0%
Commerzbank AG(a)	167,286	1,278,520

Capital Markets - 1.8%
AURELIUS Equity Opportunities SE & Co. KGaA	11,692	685,914
Deutsche Boerse AG*	20,102	1,644,048

Total Capital Markets		2,329,962

Chemicals - 15.1%
BASF SE	88,681	8,260,189
Covestro AG(b)	20,798	1,429,833
Evonik Industries AG	74,777	2,238,360
Fuchs Petrolub SE	7,918	308,588
K+S AG Registered Shares	50,517	1,208,987
LANXESS AG	14,096	927,004
Linde AG	17,496	2,880,655
Symrise AG	12,611	769,223
Wacker Chemie AG	8,651	901,971

Total Chemicals		18,924,810

Construction & Engineering - 0.8%
Hochtief AG	7,101	996,515

Construction Materials - 1.1%
HeidelbergCement AG	15,295	1,429,815

Diversified Telecommunication Services - 5.6%
Deutsche Telekom AG Registered Shares	405,585	6,996,518

Electrical Equipment - 0.6%
OSRAM Licht AG	14,770	776,207

Food & Staples Retailing - 1.2%
METRO AG	46,916	1,562,973

Food Products - 0.6%
Suedzucker AG	31,625	756,858

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	2,684	99,083

Health Care Providers & Services - 2.2%
Fresenius Medical Care AG & Co. KGaA	15,083	1,279,862
Fresenius SE & Co. KGaA	19,745	1,546,542

Total Health Care Providers & Services		2,826,404

Health Care Technology - 0.1%
CompuGroup Medical SE	1,632	67,038

Hotels, Restaurants & Leisure - 1.2%
TUI AG	107,502	1,509,758

Household Products - 1.3%
Henkel AG & Co. KGaA	16,212	1,692,519

Industrial Conglomerates - 7.1%
Indus Holding AG	1,980	107,845
Rheinmetall AG	9,848	663,741
Siemens AG Registered Shares	65,743	8,099,195

Total Industrial Conglomerates		8,870,781

Insurance - 13.3%
Allianz SE Registered Shares	45,980	7,614,092
Hannover Rueck SE	21,306	2,310,173
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	27,795	5,266,759
Talanx AG	44,143	1,479,206

Total Insurance		16,670,230

Internet & Catalog Retail - 0.1%
Takkt AG	5,098	115,662

IT Services - 0.1%
Bechtle AG	918	95,683
Wirecard AG(a)	1,273	54,903

Total IT Services		150,586

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	1,163	86,628

Machinery - 4.0%
DMG MORI AG	13,298	605,365
Duerr AG	9,206	741,361
GEA Group AG	20,088	810,010
KION Group AG	12,745	710,586
Krones AG	1,346	123,371
KUKA AG(a)	580	54,171
MAN SE(a)	17,388	1,730,011
NORMA Group SE	2,068	88,449
Wacker Neuson SE	7,355	119,585

Total Machinery		4,982,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2016

Investments	Shares	Value
Media - 0.9%
Axel Springer SE	20,327	$989,023
CTS Eventim AG & Co. KGaA	4,655	147,050

Total Media		1,136,073

Metals & Mining - 1.4%
Aurubis AG	13,647	788,801
Salzgitter AG	1,688	59,733
ThyssenKrupp AG(a)	35,883	856,869

Total Metals & Mining		1,705,403

Multi-Utilities - 2.2%
E.ON SE	385,480	2,724,120

Personal Products - 0.8%
Beiersdorf AG	11,501	977,733

Pharmaceuticals - 6.4%
Bayer AG Registered Shares	66,425	6,945,223
Merck KGaA	9,035	944,866
STADA Arzneimittel AG	2,937	152,365

Total Pharmaceuticals		8,042,454

Road & Rail - 0.1%
Sixt SE	2,837	152,459

Semiconductors & Semiconductor Equipment - 1.1%
Infineon Technologies AG	80,673	1,404,833
SMA Solar Technology AG(a)	306	8,106

Total Semiconductors & Semiconductor Equipment		1,412,939

Software - 4.6%
Nemetschek SE	1,109	64,639
SAP SE	63,482	5,544,762
Software AG	4,017	146,110

Total Software		5,755,511

Specialty Retail - 0.7%
Fielmann AG(a)	12,492	826,790

Textiles, Apparel & Luxury Goods - 2.5%
adidas AG	11,502	1,821,580
Hugo Boss AG	21,300	1,305,958

Total Textiles, Apparel & Luxury Goods		3,127,538

Thrifts & Mortgage Finance - 0.7%
Aareal Bank AG	22,532	849,978

Trading Companies & Distributors - 0.9%
BayWa AG(a)	2,958	96,063
Brenntag AG	18,915	1,053,392

Total Trading Companies & Distributors		1,149,455

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	8,691	162,253

TOTAL COMMON STOCKS (Cost: $138,148,154)		126,128,642

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $1,040,400)(d)	1,040,400	1,040,400

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $139,188,554)		127,169,042
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.2)%		(1,539,528)

NET ASSETS - 100.0%		$125,629,514

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $998,193 and the total market value of the collateral held by the Fund was $1,047,231. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,831.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	18,752,743	USD	19,929,346	$149,891
1/3/2017	EUR	24,612,576	USD	26,157,261	197,148
1/3/2017	EUR	24,612,807	USD	26,157,261	196,903
1/3/2017	EUR	24,612,923	USD	26,157,261	196,781
1/3/2017	EUR	24,613,016	USD	26,157,261	196,684
1/3/2017	USD	5,300,357	EUR	4,974,404	(53,604)
1/3/2017	USD	2,650,179	EUR	2,532,470	20,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	29,151,963	EUR	27,639,554	$856
1/3/2017	USD	30,318,042	EUR	28,745,110	861
1/3/2017	USD	26,819,807	EUR	25,428,126	508
1/3/2017	USD	30,318,042	EUR	28,744,292	(1)
2/2/2017	EUR	29,669,436	USD	31,340,389	114
2/2/2017	EUR	30,855,453	USD	32,594,004	920
2/2/2017	EUR	27,298,183	USD	28,833,160	(2,325)
2/2/2017	EUR	30,854,723	USD	32,594,004	1,692

					$907,371

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 98.1%

Australia - 4.3%
Amcor Ltd.	497	$5,380
AMP Ltd.	1,782	6,503
Australia & New Zealand Banking Group Ltd.	1,059	23,327
BHP Billiton Ltd.	494	8,964
Commonwealth Bank of Australia	520	31,030
CSL Ltd.	77	5,598
Macquarie Group Ltd.	103	6,498
National Australia Bank Ltd.	1,074	23,852
QBE Insurance Group Ltd.	752	6,763
Rio Tinto Ltd.	246	10,670
Telstra Corp., Ltd.	6,192	22,866
Wesfarmers Ltd.	408	12,449
Westpac Banking Corp.	1,177	27,784
Woodside Petroleum Ltd.	277	6,250
Woolworths Ltd.	494	8,621

Total Australia		206,555

Austria - 0.2%
Andritz AG	83	4,175
OMV AG	133	4,708

Total Austria		8,883

Belgium - 0.9%
Anheuser-Busch InBev S.A.	289	30,650
Colruyt S.A.	77	3,818
Proximus SADP	180	5,194
Umicore S.A.	42	2,399

Total Belgium		42,061

Brazil - 0.7%
Ambev S.A.	2,289	11,534
Banco do Brasil S.A.	799	6,896
BB Seguridade Participacoes S.A.	750	6,521
BRF S.A.	100	1,482
Vale S.A.	1,066	8,411

Total Brazil		34,844

Canada - 7.1%
Agrium, Inc.	57	5,736
ARC Resources Ltd.	260	4,481
Bank of Montreal	303	21,819
Bank of Nova Scotia (The)	387	21,574
Barrick Gold Corp.	204	3,269
BCE, Inc.	452	19,559
Brookfield Asset Management, Inc. Class A	105	3,469
CAE, Inc.	300	4,201
Canadian Imperial Bank of Commerce	143	11,683
Canadian National Railway Co.	105	7,075
Canadian Natural Resources Ltd.	268	8,551
Canadian Tire Corp. Ltd. Class A	26	2,700
Crescent Point Energy Corp.	339	4,613
Enbridge, Inc.	366	15,420
Encana Corp.	372	4,372
Great-West Lifeco, Inc.	328	8,602
Imperial Oil Ltd.	125	4,354
Intact Financial Corp.	36	2,580
Inter Pipeline Ltd.	325	7,183
Manulife Financial Corp.	655	11,678
Pembina Pipeline Corp.	235	7,353
Potash Corp. of Saskatchewan, Inc.	479	8,676
Power Financial Corp.	307	7,683
Rogers Communications, Inc. Class B	179	6,913
Royal Bank of Canada	518	35,100
Shaw Communications, Inc. Class B	402	8,076
Sun Life Financial, Inc.	262	10,071
Suncor Energy, Inc.	557	18,234
TELUS Corp.	375	11,954
Thomson Reuters Corp.	237	10,384
Toronto-Dominion Bank (The)	588	29,035
TransCanada Corp.	283	12,776

Total Canada		339,174

Chile - 0.1%
S.A.C.I. Falabella	679	5,372

China - 3.9%
Agricultural Bank of China Ltd. Class H	12,000	4,922
Bank of China Ltd. Class H	24,000	10,649
Bank of Communications Co., Ltd. Class H	10,000	7,236
Belle International Holdings Ltd.	5,000	2,812
China CITIC Bank Corp., Ltd. Class H	4,000	2,543
China Communications Construction Co., Ltd. Class H	3,000	3,451
China Construction Bank Corp. Class H	61,500	47,356
China Life Insurance Co., Ltd. Class H	3,000	7,816
China Mobile Ltd.	3,500	37,107
China Overseas Land & Investment Ltd.	2,000	5,301
China Pacific Insurance Group Co., Ltd. Class H	1,600	5,582
China Petroleum & Chemical Corp. Class H	6,000	4,256
China Unicom Hong Kong Ltd.	4,000	4,659
CITIC Ltd.	4,000	5,727
CNOOC Ltd.	10,000	12,511
Industrial & Commercial Bank of China Ltd. Class H	25,000	14,994
PetroChina Co., Ltd. Class H	6,000	4,473
Ping An Insurance Group Co. of China Ltd. Class H	500	2,502

Total China		183,897

Denmark - 1.2%
AP Moller - Maersk A/S Class B	3	4,796
Coloplast A/S Class B	93	6,283
Danske Bank A/S	312	9,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
Novo Nordisk A/S Class B	794	$28,687
Pandora A/S	40	5,243
Vestas Wind Systems A/S	70	4,558

Total Denmark		59,047

Finland - 0.8%
Fortum Oyj	462	7,100
Kone Oyj Class B	163	7,319
Metso Oyj	119	3,401
Nokia Oyj	2,641	12,780
Sampo Oyj Class A	55	2,471
UPM-Kymmene Oyj	251	6,179

Total Finland		39,250

France - 8.1%
Accor S.A.	130	4,858
Air Liquide S.A.	71	7,912
Airbus Group SE	162	10,737
AXA S.A.	633	16,014
BNP Paribas S.A.	280	17,882
Capgemini S.A.	63	5,326
Carrefour S.A.	208	5,022
Christian Dior SE	29	6,095
Cie de Saint-Gobain	156	7,282
Cie Generale des Etablissements Michelin	52	5,797
Credit Agricole S.A.	891	11,071
Danone S.A.	153	9,715
Electricite de France S.A.	1,300	13,273
Engie S.A.	1,059	13,538
Essilor International S.A.	45	5,095
Eutelsat Communications S.A.	175	3,395
Hermes International	11	4,525
Iliad S.A.	6	1,156
Kering	31	6,974
Klepierre	106	4,175
L’Oreal S.A.	70	12,803
Legrand S.A.	94	5,349
LVMH Moet Hennessy Louis Vuitton SE	83	15,881
Natixis S.A.	1,265	7,152
Orange S.A.	751	11,434
Orpea	46	3,724
Pernod Ricard S.A.	51	5,538
Publicis Groupe S.A.	61	4,217
Renault S.A.	56	4,992
Safran S.A.	66	4,763
Sanofi	388	31,471
Schneider Electric SE	146	10,181
SCOR SE	78	2,701
Societe Generale S.A.	254	12,523
Technip S.A.	35	2,503
Teleperformance	25	2,513
TOTAL S.A.	827	42,497
Unibail-Rodamco SE	21	5,022
Valeo S.A.	70	4,032
Veolia Environnement S.A.	199	3,395
Vinci S.A.	174	11,874
Vivendi S.A.	1,096	20,872
Wendel S.A.	15	1,810

Total France		387,089

Germany - 6.9%
adidas AG	47	7,443
Allianz SE Registered Shares	162	26,826
BASF SE	286	26,639
Bayer AG Registered Shares	219	22,898
Bayerische Motoren Werke AG	213	19,939
Beiersdorf AG	51	4,336
Commerzbank AG	636	4,861
Continental AG	53	10,269
Daimler AG Registered Shares	468	34,909
Deutsche Post AG Registered Shares	352	11,597
Deutsche Telekom AG Registered Shares	1,549	26,721
E.ON SE	1,519	10,734
Freenet AG	112	3,161
GEA Group AG	83	3,347
Hannover Rueck SE	60	6,506
Henkel AG & Co. KGaA	53	5,533
K+S AG Registered Shares	167	3,997
Linde AG	49	8,068
MAN SE	63	6,268
METRO AG	170	5,663
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	68	12,885
ProSiebenSat.1 Media SE	215	8,302
SAP SE	214	18,692
Siemens AG Registered Shares	280	34,495
Symrise AG	52	3,172

Total Germany		327,261

Hong Kong - 1.7%
AIA Group Ltd.	1,200	6,771
BOC Hong Kong Holdings Ltd.	3,000	10,738
CLP Holdings Ltd.	500	4,595
Hang Lung Properties Ltd.	1,000	2,120
Hang Seng Bank Ltd.	300	5,584
Hong Kong & China Gas Co., Ltd.	2,000	3,544
Hong Kong Exchanges & Clearing Ltd.	300	7,089
MTR Corp., Ltd.	1,000	4,863
Power Assets Holdings Ltd.	1,000	8,816
Sun Hung Kai Properties Ltd.	1,000	12,640
Swire Pacific Ltd. Class A	500	4,775
Wharf Holdings Ltd. (The)	1,000	6,649

Total Hong Kong		78,184

Hungary - 0.1%
OTP Bank PLC	132	3,786

Indonesia - 0.4%
Astra International Tbk PT	9,100	5,589
Bank Rakyat Indonesia Persero Tbk PT	5,700	4,939
Telekomunikasi Indonesia Persero Tbk PT	25,400	7,504

Total Indonesia		18,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
Ireland - 0.6%
CRH PLC	466	$16,198
DCC PLC	59	4,403
Kerry Group PLC Class A	55	3,939
Smurfit Kappa Group PLC	240	5,517

Total Ireland		30,057

Israel - 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	4,255	8,093
Teva Pharmaceutical Industries Ltd.	295	10,601

Total Israel		18,694

Italy - 1.3%
Enel SpA	2,918	12,890
Eni SpA	1,193	19,466
Intesa Sanpaolo SpA	4,941	12,643
Snam SpA	1,673	6,907
Terna Rete Elettrica Nazionale SpA	1,571	7,211

Total Italy		59,117

Japan - 19.5%
Aisin Seiki Co., Ltd.	100	4,347
Asahi Group Holdings Ltd.	200	6,327
Asahi Kasei Corp.	800	6,993
Astellas Pharma, Inc.	700	9,744
Bridgestone Corp.	400	14,452
Canon, Inc.	900	25,425
Casio Computer Co., Ltd.	300	4,252
Central Japan Railway Co.	40	6,595
Chugai Pharmaceutical Co., Ltd.	200	5,753
Dai-ichi Life Holdings, Inc.	400	6,674
Daiichi Sankyo Co., Ltd.	300	6,151
Daikin Industries Ltd.	100	9,204
Daiwa House Industry Co., Ltd.	230	6,302
Denso Corp.	400	17,364
East Japan Railway Co.	100	8,659
Eisai Co., Ltd.	110	6,326
Electric Power Development Co., Ltd.	300	6,919
FANUC Corp.	60	10,193
Fuji Heavy Industries Ltd.	400	16,366
FUJIFILM Holdings Corp.	170	6,464
Hitachi Ltd.	1,200	6,502
Honda Motor Co., Ltd.	700	20,496
Hoya Corp.	170	7,158
Isuzu Motors Ltd.	400	5,079
ITOCHU Corp.	900	11,976
Japan Airlines Co., Ltd.	350	10,248
Japan Post Holdings Co., Ltd.	1,700	21,265
Japan Tobacco, Inc.	800	26,366
JX Holdings, Inc.	1,700	7,210
Kao Corp.	130	6,176
Kawasaki Heavy Industries Ltd.	2,000	6,293
KDDI Corp.	800	20,299
Kirin Holdings Co., Ltd.	400	6,521
Komatsu Ltd.	400	9,080
Kyocera Corp.	220	10,963
LIXIL Group Corp.	200	4,551
Makita Corp.	100	6,713
Mazda Motor Corp.	400	6,557
Mitsubishi Chemical Holdings Corp.	1,000	6,499
Mitsubishi Corp.	600	12,809
Mitsubishi Electric Corp.	800	11,177
Mitsubishi Heavy Industries Ltd.	1,500	6,850
Mitsubishi Materials Corp.	100	3,078
Mitsubishi Motors Corp.	500	2,855
Mitsubishi Tanabe Pharma Corp.	300	5,898
Mitsubishi UFJ Financial Group, Inc.	5,000	30,874
Mitsui & Co., Ltd.	1,000	13,778
Mizuho Financial Group, Inc.	11,200	20,146
MS&AD Insurance Group Holdings, Inc.	230	7,146
Murata Manufacturing Co., Ltd.	70	9,393
Nagoya Railroad Co., Ltd.	1,000	4,844
Nippon Telegraph & Telephone Corp.	700	29,480
Nissan Motor Co., Ltd.	2,600	26,204
Nitto Denko Corp.	100	7,690
Nomura Holdings, Inc.	1,300	7,681
NSK Ltd.	400	4,644
NTT Data Corp.	100	4,844
NTT DOCOMO, Inc.	1,500	34,248
Omron Corp.	100	3,845
Osaka Gas Co., Ltd.	1,500	5,782
Otsuka Holdings Co., Ltd.	200	8,733
Panasonic Corp.	900	9,179
Recruit Holdings Co., Ltd.	200	8,042
Ricoh Co., Ltd.	600	5,083
Secom Co., Ltd.	100	7,329
Seiko Epson Corp.	400	8,488
Sekisui House Ltd.	500	8,340
Seven & I Holdings Co., Ltd.	280	10,690
Shin-Etsu Chemical Co., Ltd.	100	7,774
Shionogi & Co., Ltd.	100	4,800
SoftBank Group Corp.	100	6,657
Sompo Holdings, Inc.	100	3,395
Sumitomo Corp.	800	9,435
Sumitomo Electric Industries Ltd.	400	5,784
Sumitomo Mitsui Financial Group, Inc.	630	24,091
Sumitomo Mitsui Trust Holdings, Inc.	200	7,173
T&D Holdings, Inc.	400	5,300
Takeda Pharmaceutical Co., Ltd.	380	15,753
Tokio Marine Holdings, Inc.	300	12,336
Tokyo Electron Ltd.	100	9,470
Tokyo Gas Co., Ltd.	1,000	4,535
Toray Industries, Inc.	700	5,679
Toyota Motor Corp.	1,400	82,558
Toyota Tsusho Corp.	200	5,221
Trend Micro, Inc.	200	7,125
Yahoo Japan Corp.	1,900	7,314

Total Japan		928,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
Malaysia - 0.3%
Malayan Banking Bhd	2,400	$4,387
Public Bank Bhd	1,200	5,275
Tenaga Nasional Bhd	1,100	3,408

Total Malaysia		13,070

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	729	5,579
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,000	4,966
Grupo Mexico S.A.B. de C.V. Series B	1,504	4,120
Wal-Mart de Mexico S.A.B. de C.V.	6,646	11,952

Total Mexico		26,617

Netherlands - 2.1%
ABN AMRO Group N.V. CVA(a)	316	7,016
Aegon N.V.	1,444	7,963
ASML Holding N.V.	75	8,437
Heineken Holding N.V.	77	5,372
Heineken N.V.	132	9,921
ING Groep N.V.	1,539	21,703
Koninklijke Ahold Delhaize N.V.	307	6,486
Koninklijke DSM N.V.	82	4,926
Koninklijke Philips N.V.	344	10,522
NN Group N.V.	180	6,112
Steinhoff International Holdings N.V.	964	4,986
Wolters Kluwer N.V.	137	4,974

Total Netherlands		98,418

New Zealand - 0.1%
Spark New Zealand Ltd.	2,020	4,803

Norway - 0.5%
Marine Harvest ASA*	195	3,527
Norsk Hydro ASA	796	3,819
Statoil ASA	593	10,913
Telenor ASA	398	5,965

Total Norway		24,224

Philippines - 0.2%
Ayala Land, Inc.	2,900	1,867
SM Investments Corp.	540	7,115

Total Philippines		8,982

Poland - 0.1%
Bank Pekao S.A.	103	3,104
Powszechny Zaklad Ubezpieczen S.A.	418	3,326

Total Poland		6,430

Portugal - 0.1%
Galp Energia, SGPS, S.A.	436	6,526

Russia - 1.0%
Gazprom PJSC ADR	1,874	9,464
Lukoil PJSC ADR	194	10,883
Magnit PJSC GDR Reg S	75	3,311
Mobile TeleSystems PJSC ADR	482	4,391
Novatek PJSC GDR Reg S	25	3,245
Rosneft Oil Co. PJSC GDR Reg S	1,255	8,158
Sberbank of Russia PJSC ADR	391	4,526
Tatneft PJSC ADR	105	4,328

Total Russia		48,306

Singapore - 0.8%
CapitaLand Ltd.	2,500	5,226
DBS Group Holdings Ltd.	600	7,201
Oversea-Chinese Banking Corp., Ltd.	1,000	6,174
Singapore Airlines Ltd.	500	3,347
Singapore Telecommunications Ltd.	4,300	10,864
United Overseas Bank Ltd.	506	7,145

Total Singapore		39,957

South Africa - 1.3%
Barclays Africa Group Ltd.	384	4,737
FirstRand Ltd.	2,208	8,585
Gold Fields Ltd.	250	797
MTN Group Ltd.	1,671	15,417
Remgro Ltd.	215	3,507
Sanlam Ltd.	805	3,703
Sasol Ltd.	156	4,550
Standard Bank Group Ltd.	691	7,668
Tiger Brands Ltd.	168	4,887
Vodacom Group Ltd.	623	6,943

Total South Africa		60,794

South Korea - 3.1%
Hana Financial Group, Inc.	98	2,536
Hyundai Motor Co.	76	9,187
Kangwon Land, Inc.	120	3,552
KB Financial Group, Inc.	118	4,181
Kia Motors Corp.	152	4,940
Korea Electric Power Corp.	574	20,934
Korea Zinc Co., Ltd.	8	3,146
KT&G Corp.	68	5,686
LG Chem Ltd.	21	4,538
NAVER Corp.	3	1,925
POSCO	49	10,447
Samsung Electronics Co., Ltd.	27	40,283
Samsung Fire & Marine Insurance Co., Ltd.	15	3,335
Samsung Life Insurance Co., Ltd.	46	4,285
Shinhan Financial Group Co., Ltd.	151	5,657
SK Holdings Co., Ltd.	15	2,850
SK Hynix, Inc.	123	4,552
SK Innovation Co., Ltd.	43	5,216
SK Telecom Co., Ltd.	43	7,975

Total South Korea		145,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
Spain - 2.5%
ACS Actividades de Construccion y Servicios S.A.	128	$4,053
Amadeus IT Group S.A.	133	6,056
Banco Bilbao Vizcaya Argentaria S.A.	1,896	12,827
Banco de Sabadell S.A.	2,733	3,814
Banco Santander S.A.	2,313	12,098
Bankinter S.A.	321	2,492
Enagas S.A.	161	4,097
Endesa S.A.	420	8,915
Gas Natural SDG S.A.	192	3,627
Iberdrola S.A.	2,331	15,327
Industria de Diseno Textil S.A.	370	12,656
Red Electrica Corp. S.A.	265	5,010
Repsol S.A.	507	7,176
Telefonica S.A.	2,426	22,569

Total Spain		120,717

Sweden - 2.2%
Alfa Laval AB	334	5,544
Assa Abloy AB Class B	304	5,659
Atlas Copco AB Class B	476	13,026
Electrolux AB Series B	150	3,736
Getinge AB Class B	254	4,085
Hennes & Mauritz AB Class B	304	8,480
Hexagon AB Class B	96	3,440
Nordea Bank AB	895	9,980
Sandvik AB	584	7,245
Skandinaviska Enskilda Banken AB Class A	591	6,216
SKF AB Class B	246	4,538
Svenska Cellulosa AB SCA Class B	224	6,344
Svenska Handelsbanken AB Class A	295	4,111
Swedbank AB Class A	189	4,583
Telefonaktiebolaget LM Ericsson Class B	976	5,748
Telia Co. AB	1,099	4,441
Volvo AB Class B	600	7,027

Total Sweden		104,203

Switzerland - 7.4%
ABB Ltd. Registered Shares*	884	18,683
Cie Financiere Richemont S.A. Registered Shares	135	8,959
Credit Suisse Group AG Registered Shares*	821	11,802
EMS-Chemie Holding AG Registered Shares	9	4,583
Givaudan S.A. Registered Shares	4	7,344
Julius Baer Group Ltd.*	88	3,916
Kuehne + Nagel International AG Registered Shares	48	6,357
LafargeHolcim Ltd. Registered Shares*	178	9,396
Nestle S.A. Registered Shares	820	58,937
Novartis AG Registered Shares	862	62,847
Partners Group Holding AG	14	6,574
Roche Holding AG Bearer Shares	37	8,664
Roche Holding AG Genusschein	203	46,458
Schindler Holding AG Registered Shares	29	5,076
SGS S.A. Registered Shares	4	8,155
Sonova Holding AG Registered Shares	49	5,949
Swatch Group AG (The) Registered Shares	70	4,287
Swiss Re AG	134	12,723
Swisscom AG Registered Shares	10	4,488
Syngenta AG Registered Shares	25	9,901
UBS Group AG Registered Shares	1,854	29,096
Zurich Insurance Group AG*	58	16,001

Total Switzerland		350,196

Taiwan - 2.5%
Asustek Computer, Inc.	1,000	8,223
Cathay Financial Holding Co., Ltd.	4,000	5,982
China Steel Corp.	4,000	3,059
Chunghwa Telecom Co., Ltd.	4,000	12,597
Delta Electronics, Inc.	1,000	4,949
First Financial Holding Co., Ltd.	11,035	5,889
Formosa Petrochemical Corp.	2,000	6,950
Formosa Plastics Corp.	2,000	5,535
Hon Hai Precision Industry Co., Ltd.	5,940	15,519
Hua Nan Financial Holdings Co., Ltd.	9,550	4,815
MediaTek, Inc.	1,000	6,718
Mega Financial Holding Co., Ltd.	6,000	4,282
Nan Ya Plastics Corp.	3,000	6,628
Taiwan Semiconductor Manufacturing Co., Ltd.	5,000	28,158

Total Taiwan		119,304

Thailand - 0.3%
CP ALL PCL NVDR	2,900	5,061
PTT PCL NVDR	700	7,272

Total Thailand		12,333

Turkey - 0.1%
Akbank TAS	1,183	2,630
Turkiye Garanti Bankasi AS	1,630	3,531

Total Turkey		6,161

United Kingdom - 14.7%
Admiral Group PLC	194	4,380
AstraZeneca PLC	379	20,781
Aviva PLC	664	3,991
BAE Systems PLC	941	6,878
Barclays PLC	2,977	8,220
BHP Billiton PLC	434	7,006
Booker Group PLC	2,637	5,719
BP PLC	9,564	60,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Investments	Shares	Value
British American Tobacco PLC	501	$28,610
British Land Co. PLC (The)	761	5,919
BT Group PLC	3,191	14,467
Capita PLC	690	4,527
Carnival PLC	102	5,199
Centrica PLC	1,873	5,418
Compass Group PLC	512	9,496
Derwent London PLC	178	6,097
Diageo PLC	597	15,565
GKN PLC	1,260	5,164
GlaxoSmithKline PLC	1,967	37,965
Halma PLC	396	4,392
Hammerson PLC	877	6,209
HSBC Holdings PLC	7,345	59,619
Imperial Brands PLC	319	13,964
Inmarsat PLC	490	4,550
ITV PLC	5,304	13,527
Johnson Matthey PLC	86	3,381
Land Securities Group PLC	562	7,403
Legal & General Group PLC	1,615	4,941
Lloyds Banking Group PLC	19,646	15,175
London Stock Exchange Group PLC	114	4,105
Marks & Spencer Group PLC	1,603	6,933
Melrose Industries PLC	1,431	3,497
National Grid PLC	1,116	13,122
Old Mutual PLC	1,632	4,180
Pearson PLC	490	4,956
Persimmon PLC	265	5,815
Prudential PLC	261	5,249
Reckitt Benckiser Group PLC	134	11,402
RELX N.V.	340	5,734
RELX PLC	422	7,556
Rio Tinto PLC	460	17,953
Rolls-Royce Holdings PLC*	387	3,194
Royal Dutch Shell PLC Class A	2,297	63,649
Royal Dutch Shell PLC Class B	1,752	50,961
Royal Mail PLC	712	4,065
Schroders PLC	198	7,335
Severn Trent PLC	134	3,679
Smiths Group PLC	344	6,019
SSE PLC	292	5,603
St. James’s Place PLC	524	6,565
Unilever N.V. CVA	496	20,463
Unilever PLC	295	12,002
United Utilities Group PLC	525	5,845
Vodafone Group PLC	11,165	27,571
Whitbread PLC	109	5,086

Total United Kingdom		701,325

United States - 0.0%
Tahoe Resources, Inc.	110	1,038

TOTAL COMMON STOCKS (Cost: $4,742,476)		4,667,944

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/12/17* (Cost $177)	507	188

EXCHANGE-TRADED NOTE - 1.6%

United States - 1.6%
iPath MSCI India Index ETN* (Cost: $85,059)	1,258	78,751

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $4,827,712)		4,746,883
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		12,484

NET ASSETS - 100.0%		$4,759,367

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS
	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	1/3/2017	CAD	1,100	EUR	777	$—
	1/3/2017	CAD	34	HUF	7,373	—
	1/3/2017	CAD	25	PLN	79	—
	1/3/2017	DKK	78,205	USD	11,171	77
	1/3/2017	DKK	78,204	USD	11,171	77
	1/3/2017	DKK	78,237	USD	11,171	73
	1/3/2017	DKK	59,598	USD	8,513	59
	1/3/2017	DKK	78,211	USD	11,171	77
	1/3/2017	EUR	210,685	USD	223,904	1,684
	1/3/2017	EUR	210,684	USD	223,904	1,685
	1/3/2017	EUR	210,685	USD	223,904	1,684
	1/3/2017	EUR	160,528	USD	170,598	1,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	210,685	USD	223,904	$1,684
1/3/2017	HUF	171,396	USD	581	(4)
1/3/2017	HUF	171,359	USD	581	(4)
1/3/2017	HUF	130,993	USD	444	(3)
1/3/2017	HUF	171,472	USD	581	(5)
1/3/2017	HUF	171,383	USD	581	(4)
1/3/2017	ILS	14,715	USD	3,841	18
1/3/2017	ILS	14,718	USD	3,841	17
1/3/2017	ILS	14,717	USD	3,841	17
1/3/2017	ILS	11,222	USD	2,928	12
1/3/2017	ILS	14,717	USD	3,841	17
1/3/2017	NOK	39,691	USD	4,663	52
1/3/2017	NOK	39,691	USD	4,663	52
1/3/2017	NOK	39,691	USD	4,663	52
1/3/2017	NOK	30,251	USD	3,554	40
1/3/2017	NOK	39,695	USD	4,663	51
1/3/2017	PLN	4,424	USD	1,055	(5)
1/3/2017	PLN	4,424	USD	1,055	(5)
1/3/2017	PLN	4,425	USD	1,055	(5)
1/3/2017	PLN	3,380	USD	806	(4)
1/3/2017	PLN	4,425	USD	1,055	(5)
1/3/2017	SEK	188,319	USD	20,442	(288)
1/3/2017	SEK	188,303	USD	20,442	(286)
1/3/2017	SEK	188,319	USD	20,442	(288)
1/3/2017	SEK	143,488	USD	15,576	(219)
1/3/2017	SEK	188,335	USD	20,442	(289)
1/3/2017	TRY	4,304	USD	1,246	22
1/3/2017	TRY	4,303	USD	1,246	23
1/3/2017	TRY	4,304	USD	1,246	23
1/3/2017	TRY	3,282	USD	950	17
1/3/2017	TRY	4,304	USD	1,246	23
1/3/2017	USD	13,299	DKK	93,757	1
1/3/2017	USD	13,831	DKK	97,507	1
1/3/2017	USD	12,236	DKK	86,260	—
1/3/2017	USD	13,831	DKK	97,502	—
1/3/2017	USD	487	DKK	3,439	—
1/3/2017	USD	266,553	EUR	252,724	8
1/3/2017	USD	277,215	EUR	262,833	8
1/3/2017	USD	245,231	EUR	232,506	5
1/3/2017	USD	277,215	EUR	262,825	—
1/3/2017	USD	4,527	EUR	4,300	8
1/3/2017	USD	692	HUF	202,654	—
1/3/2017	USD	719	HUF	210,557	—
1/3/2017	USD	638	HUF	186,830	—
1/3/2017	USD	719	HUF	210,547	—
1/3/2017	USD	4,755	ILS	18,301	—
1/3/2017	USD	4,209	ILS	16,199	—
1/3/2017	USD	4,573	ILS	17,601	—
1/3/2017	USD	4,755	ILS	18,300	—
1/3/2017	USD	5,551	NOK	47,784	—
1/3/2017	USD	5,773	NOK	49,694	—
1/3/2017	USD	5,109	NOK	43,977	—
1/3/2017	USD	5,773	NOK	49,692	—
1/3/2017	USD	612	NOK	5,281	2
1/3/2017	USD	1,256	PLN	5,243	—
1/3/2017	USD	1,306	PLN	5,452	—
1/3/2017	USD	1,158	PLN	4,834	—
1/3/2017	USD	1,306	PLN	5,452	—
1/3/2017	USD	24,336	SEK	221,094	1
1/3/2017	USD	25,309	SEK	229,929	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	22,390	SEK	203,407	$—
1/3/2017	USD	25,309	SEK	229,922	—
1/3/2017	USD	2,312	SEK	21,062	6
1/3/2017	USD	1,483	TRY	5,217	—
1/3/2017	USD	1,542	TRY	5,424	—
1/3/2017	USD	1,367	TRY	4,809	—
1/3/2017	USD	1,542	TRY	5,424	—
1/4/2017	AUD	57,495	USD	42,444	812
1/4/2017	AUD	57,496	USD	42,444	811
1/4/2017	AUD	57,498	USD	42,444	810
1/4/2017	AUD	57,496	USD	42,444	811
1/4/2017	AUD	43,809	USD	32,341	619
1/4/2017	AUD	1,550	USD	1,118	(4)
1/4/2017	CHF	71,141	USD	70,016	19
1/4/2017	CHF	71,136	USD	70,016	24
1/4/2017	CHF	54,206	USD	53,350	16
1/4/2017	CHF	71,140	USD	70,016	21
1/4/2017	CHF	71,142	USD	70,016	18
1/4/2017	GBP	106,510	USD	133,216	1,607
1/4/2017	GBP	106,503	USD	133,216	1,616
1/4/2017	GBP	106,512	USD	133,216	1,605
1/4/2017	GBP	81,153	USD	101,500	1,223
1/4/2017	GBP	106,513	USD	133,216	1,603
1/4/2017	GBP	2,000	USD	2,467	(5)
1/4/2017	HKD	436,141	USD	56,238	(15)
1/4/2017	HKD	436,118	USD	56,238	(12)
1/4/2017	HKD	436,118	USD	56,238	(12)
1/4/2017	HKD	331,977	USD	42,852	34
1/4/2017	HKD	436,160	USD	56,238	(18)
1/4/2017	INR	5,237,578	USD	76,117	(952)
1/4/2017	KRW	44,541,920	USD	38,122	1,244
1/4/2017	KRW	44,541,920	USD	38,099	1,220
1/4/2017	KRW	37,689,320	USD	32,253	1,048
1/4/2017	KRW	44,541,920	USD	38,123	1,244
1/4/2017	MXN	110,848	USD	5,393	12
1/4/2017	MXN	110,853	USD	5,393	12
1/4/2017	MXN	110,852	USD	5,393	12
1/4/2017	MXN	84,536	USD	4,111	8
1/4/2017	MXN	110,843	USD	5,393	13
1/4/2017	PHP	403,515	USD	8,087	(33)
1/4/2017	USD	50,529	AUD	69,782	—
1/4/2017	USD	52,550	AUD	72,571	(2)
1/4/2017	USD	46,488	AUD	64,200	(1)
1/4/2017	USD	52,550	AUD	72,573	—
1/4/2017	USD	83,353	CHF	84,718	2
1/4/2017	USD	86,687	CHF	88,107	3
1/4/2017	USD	76,687	CHF	77,942	1
1/4/2017	USD	86,687	CHF	88,104	—
1/4/2017	USD	2,789	CHF	2,839	4
1/4/2017	USD	158,591	GBP	128,350	5
1/4/2017	USD	164,934	GBP	133,484	5
1/4/2017	USD	145,905	GBP	118,081	2
1/4/2017	USD	164,934	GBP	133,480	—
1/4/2017	USD	66,951	HKD	519,066	(2)
1/4/2017	USD	69,629	HKD	539,817	(4)
1/4/2017	USD	61,595	HKD	477,548	(1)
1/4/2017	USD	69,629	HKD	539,952	14
1/4/2017	USD	655	HKD	5,076	—
1/4/2017	USD	955	IDR	12,859,067	—
1/4/2017	USD	77,069	INR	5,237,578	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	USD	36,879	KRW	44,541,920	$—
1/4/2017	USD	36,872	KRW	44,541,920	6
1/4/2017	USD	36,857	KRW	44,541,920	21
1/4/2017	USD	31,192	KRW	37,689,320	13
1/4/2017	USD	6,420	MXN	132,268	—
1/4/2017	USD	6,677	MXN	137,563	—
1/4/2017	USD	5,909	MXN	121,736	—
1/4/2017	USD	6,677	MXN	137,556	—
1/4/2017	USD	8,146	PHP	403,515	(27)
1/5/2017	BRL	23,854	USD	6,985	(342)
1/5/2017	BRL	23,854	USD	6,982	(345)
1/5/2017	BRL	23,854	USD	6,982	(345)
1/5/2017	BRL	23,854	USD	6,999	(328)
1/5/2017	BRL	18,175	USD	5,299	(284)
1/5/2017	CAD	92,695	USD	68,963	(160)
1/5/2017	CAD	92,692	USD	68,963	(158)
1/5/2017	CAD	70,627	USD	52,546	(121)
1/5/2017	CAD	92,695	USD	68,963	(160)
1/5/2017	CAD	92,692	USD	68,963	(158)
1/5/2017	CLP	759,298	USD	1,125	(8)
1/5/2017	CLP	759,298	USD	1,125	(8)
1/5/2017	CLP	759,298	USD	1,126	(7)
1/5/2017	CLP	578,515	USD	858	(6)
1/5/2017	CLP	759,298	USD	1,125	(8)
1/5/2017	IDR	233,272,345	USD	17,134	(227)
1/5/2017	JPY	21,996,265	USD	193,444	4,853
1/5/2017	JPY	21,996,710	USD	193,444	4,850
1/5/2017	JPY	21,993,460	USD	193,444	4,877
1/5/2017	JPY	16,759,998	USD	147,386	3,690
1/5/2017	JPY	21,998,529	USD	193,444	4,834
1/5/2017	MYR	59,348	USD	13,194	(34)
1/5/2017	NZD	1,839	USD	1,302	20
1/5/2017	NZD	1,839	USD	1,302	20
1/5/2017	NZD	1,839	USD	1,302	20
1/5/2017	NZD	1,839	USD	1,302	20
1/5/2017	NZD	1,401	USD	992	15
1/5/2017	SGD	11,993	USD	8,372	71
1/5/2017	SGD	11,991	USD	8,372	72
1/5/2017	SGD	11,992	USD	8,372	72
1/5/2017	SGD	9,146	USD	6,382	51
1/5/2017	SGD	11,992	USD	8,372	72
1/5/2017	THB	456,706	USD	12,816	58
1/5/2017	TWD	3,834,703	USD	120,342	1,353
1/5/2017	USD	8,725	BRL	28,397	(3)
1/5/2017	USD	9,069	BRL	29,533	2
1/5/2017	USD	8,028	BRL	26,128	(2)
1/5/2017	USD	9,074	BRL	29,533	(3)
1/5/2017	USD	82,099	CAD	110,094	(1)
1/5/2017	USD	85,383	CAD	114,506	5
1/5/2017	USD	75,533	CAD	101,288	(2)
1/5/2017	USD	85,383	CAD	114,503	2
1/5/2017	USD	1,350	CLP	903,926	—
1/5/2017	USD	1,404	CLP	940,083	—
1/5/2017	USD	1,242	CLP	831,615	—
1/5/2017	USD	1,404	CLP	940,083	—
1/5/2017	USD	17,357	IDR	233,272,345	4
1/5/2017	USD	230,290	JPY	26,860,656	7
1/5/2017	USD	239,502	JPY	27,935,034	6
1/5/2017	USD	211,868	JPY	24,711,647	4
1/5/2017	USD	239,502	JPY	27,934,315	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	USD	13,267	MYR	59,348	$(39)
1/5/2017	USD	1,550	NZD	2,223	—
1/5/2017	USD	1,612	NZD	2,312	—
1/5/2017	USD	1,426	NZD	2,045	—
1/5/2017	USD	1,612	NZD	2,312	—
1/5/2017	USD	9,967	SGD	14,398	(1)
1/5/2017	USD	10,366	SGD	14,975	—
1/5/2017	USD	9,171	SGD	13,249	—
1/5/2017	USD	10,366	SGD	14,976	—
1/5/2017	USD	12,754	THB	456,706	5
1/5/2017	USD	119,164	TWD	3,834,703	(175)
1/5/2017	USD	14,099	ZAR	192,817	(1)
1/5/2017	USD	14,663	ZAR	200,556	—
1/5/2017	USD	12,973	ZAR	177,409	(2)
1/5/2017	USD	14,663	ZAR	200,517	(3)
1/5/2017	ZAR	167,274	USD	11,843	(387)
1/5/2017	ZAR	167,276	USD	11,843	(387)
1/5/2017	ZAR	167,267	USD	11,843	(387)
1/5/2017	ZAR	127,567	USD	9,026	(301)
1/5/2017	ZAR	167,330	USD	11,843	(391)
2/2/2017	AUD	72,143	USD	52,200	(1)
2/2/2017	AUD	75,028	USD	54,288	(1)
2/2/2017	AUD	66,376	USD	48,027	(1)
2/2/2017	AUD	75,032	USD	54,288	(4)
2/2/2017	CHF	89,122	USD	87,853	(14)
2/2/2017	CHF	92,679	USD	91,367	(8)
2/2/2017	CHF	81,994	USD	80,828	(12)
2/2/2017	CHF	92,689	USD	91,367	(17)
2/2/2017	DKK	102,261	USD	14,530	—
2/2/2017	DKK	106,348	USD	15,111	—
2/2/2017	DKK	94,093	USD	13,368	(1)
2/2/2017	DKK	106,362	USD	15,111	(1)
2/2/2017	EUR	270,435	USD	285,666	1
2/2/2017	EUR	281,245	USD	297,092	8
2/2/2017	EUR	248,824	USD	262,815	(21)
2/2/2017	EUR	281,239	USD	297,092	15
2/2/2017	GBP	135,961	USD	168,113	(18)
2/2/2017	GBP	141,391	USD	174,837	(8)
2/2/2017	GBP	125,091	USD	154,666	(23)
2/2/2017	GBP	141,406	USD	174,837	(27)
2/2/2017	HKD	506,348	USD	65,319	—
2/2/2017	HKD	526,586	USD	67,932	2
2/2/2017	HKD	465,864	USD	60,095	(1)
2/2/2017	HKD	526,726	USD	67,932	(16)
2/2/2017	HUF	223,864	USD	765	—
2/2/2017	HUF	232,639	USD	795	—
2/2/2017	HUF	206,609	USD	706	—
2/2/2017	HUF	232,643	USD	795	—
2/2/2017	ILS	17,321	USD	4,503	(1)
2/2/2017	ILS	18,012	USD	4,683	—
2/2/2017	ILS	15,940	USD	4,144	(1)
2/2/2017	ILS	18,012	USD	4,683	—
2/2/2017	NOK	51,811	USD	6,020	(1)
2/2/2017	NOK	53,880	USD	6,261	—
2/2/2017	NOK	47,679	USD	5,540	(1)
2/2/2017	NOK	53,883	USD	6,261	(1)
2/2/2017	NZD	2,222	USD	1,548	—
2/2/2017	NZD	2,310	USD	1,609	—
2/2/2017	NZD	2,047	USD	1,426	—
2/2/2017	NZD	2,310	USD	1,609	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2017	PHP	416,029	USD	8,364	$—
2/2/2017	PLN	5,844	USD	1,399	—
2/2/2017	PLN	6,078	USD	1,455	—
2/2/2017	PLN	5,381	USD	1,288	—
2/2/2017	PLN	6,078	USD	1,455	—
2/2/2017	SEK	235,183	USD	25,931	(5)
2/2/2017	SEK	244,542	USD	26,968	—
2/2/2017	SEK	216,349	USD	23,858	(1)
2/2/2017	SEK	244,535	USD	26,968	1
2/2/2017	TRY	5,413	USD	1,529	—
2/2/2017	TRY	5,629	USD	1,590	—
2/2/2017	TRY	4,985	USD	1,408	—
2/2/2017	TRY	5,630	USD	1,590	—
2/3/2017	BRL	28,333	USD	8,634	2
2/3/2017	BRL	29,466	USD	8,973	(4)
2/3/2017	BRL	26,068	USD	7,944	2
2/3/2017	BRL	29,466	USD	8,980	3
2/3/2017	CAD	114,936	USD	85,745	6
2/3/2017	CAD	119,545	USD	89,175	(2)
2/3/2017	CAD	105,753	USD	78,886	(3)
2/3/2017	CAD	119,554	USD	89,175	(9)
2/3/2017	CLP	909,930	USD	1,359	3
2/3/2017	CLP	946,327	USD	1,413	3
2/3/2017	CLP	837,136	USD	1,247	—
2/3/2017	CLP	946,327	USD	1,410	—
2/3/2017	IDR	249,512,002	USD	18,469	(22)
2/3/2017	INR	5,344,800	USD	78,393	(46)
2/3/2017	JPY	27,302,616	USD	234,451	(22)
2/3/2017	JPY	28,394,862	USD	243,829	(24)
2/3/2017	JPY	25,119,524	USD	215,696	(29)
2/3/2017	JPY	28,398,032	USD	243,829	(52)
2/3/2017	KRW	46,530,596	USD	38,501	(268)
2/3/2017	KRW	46,530,596	USD	38,524	(246)
2/3/2017	KRW	46,530,596	USD	38,517	(253)
2/3/2017	KRW	39,372,044	USD	32,582	(223)
2/3/2017	MXN	136,638	USD	6,604	(2)
2/3/2017	MXN	142,075	USD	6,868	(1)
2/3/2017	MXN	125,693	USD	6,076	(1)
2/3/2017	MXN	142,075	USD	6,868	(1)
2/3/2017	SGD	14,359	USD	9,937	(1)
2/3/2017	SGD	14,933	USD	10,335	—
2/3/2017	SGD	13,214	USD	9,144	(1)
2/3/2017	SGD	14,935	USD	10,335	(1)
2/3/2017	THB	483,542	USD	13,492	(13)
2/3/2017	ZAR	210,873	USD	15,332	(2)
2/3/2017	ZAR	219,253	USD	15,945	1
2/3/2017	ZAR	193,996	USD	14,108	1
2/3/2017	ZAR	219,244	USD	15,945	2
2/6/2017	MYR	60,685	USD	13,514	(2)
2/6/2017	TWD	3,869,523	USD	120,116	(11)

					$41,719

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

DKK	Danish krone

EUR	Euro

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2016

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.6%
Abacus Property Group	1,950	$4,264
BWP Trust	1,365	2,955
Charter Hall Group	1,484	5,094
Charter Hall Retail REIT	1,521	4,659
Cromwell Property Group	5,967	4,256
Dexus Property Group	3,367	23,454
Goodman Group	4,611	23,806
GPT Group (The)	5,889	21,449
Growthpoint Properties Australia Ltd.	2,139	5,080
Investa Office Fund	2,238	7,649
LendLease Group	1,672	17,700
Mirvac Group	14,550	22,441
Scentre Group	17,889	60,104
Shopping Centres Australasia Property Group	1,582	2,532
Stockland(a)	10,160	33,694
Vicinity Centres	14,863	32,179
Westfield Corp.	4,380	29,749

Total Australia		301,065

Austria - 0.6%
BUWOG AG*	87	2,027
CA Immobilien Anlagen AG*	288	5,305
IMMOFINANZ AG*	3,411	6,667

Total Austria		13,999

Belgium - 0.5%
Befimmo S.A.	70	3,940
Cofinimmo S.A.	77	8,824

Total Belgium		12,764

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	299	5,455

Canada - 5.6%
Allied Properties Real Estate Investment Trust	232	6,219
Artis Real Estate Investment Trust	817	7,737
Boardwalk Real Estate Investment Trust	249	9,033
Canadian Apartment Properties REIT	354	8,281
Canadian Real Estate Investment Trust	250	8,631
Cominar Real Estate Investment Trust	909	9,978
Dream Office Real Estate Investment Trust	629	9,170
First Capital Realty, Inc.	712	10,974
Granite Real Estate Investment Trust	211	7,054
H&R Real Estate Investment Trust	1,190	19,850
RioCan Real Estate Investment Trust	1,269	25,199
Smart Real Estate Investment Trust	485	11,678

Total Canada		133,804

Chile - 0.1%
Parque Arauco S.A.	1,295	2,957

China - 13.1%
China Evergrande Group(a)	77,000	47,969
China Jinmao Holdings Group Ltd.	30,000	8,087
China Overseas Land & Investment Ltd.	22,000	58,312
China Resources Land Ltd.	14,200	31,941
China South City Holdings Ltd.	12,000	2,507
China Vanke Co., Ltd. Class H	3,900	8,903
CIFI Holdings Group Co., Ltd.	42,000	11,322
Country Garden Holdings Co., Ltd.	66,000	36,945
Future Land Development Holdings Ltd.	12,000	2,461
Guangzhou R&F Properties Co., Ltd. Class H	8,800	10,646
Guorui Properties Ltd.	11,000	3,448
KWG Property Holding Ltd.	11,000	6,243
Logan Property Holdings Co., Ltd.	2,000	756
Longfor Properties Co., Ltd.	15,500	19,672
Red Star Macalline Group Corp. Ltd. Class H(b)	5,800	5,985
Shenzhen Investment Ltd.	26,000	10,429
Shimao Property Holdings Ltd.	13,000	17,002
Shui On Land Ltd.	5,500	1,185
Sino-Ocean Group Holding Ltd.	18,000	8,056
Sunac China Holdings Ltd.	11,000	9,151
Yuexiu Property Co., Ltd.	46,000	6,289
Yuzhou Properties Co., Ltd.	11,000	3,831

Total China		311,140

Finland - 0.5%
Citycon Oyj	3,602	8,883
Sponda Oyj	868	4,006

Total Finland		12,889

France - 8.1%
Fonciere Des Regions	296	25,894
Gecina S.A.	198	27,452
ICADE	339	24,239
Klepierre	1,000	39,390
Nexity S.A.*	231	10,832
Unibail-Rodamco SE	267	63,857

Total France		191,664

Germany - 3.0%
alstria office REIT-AG*	440	5,527
Deutsche Euroshop AG	127	5,180
Deutsche Wohnen AG Bearer Shares	462	14,541
LEG Immobilien AG*	121	9,419
TAG Immobilien AG	440	5,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Investments	Shares	Value
Vonovia SE	916	$29,859

Total Germany		70,355

Hong Kong - 18.3%
Champion REIT	19,000	10,293
Hang Lung Group Ltd.	3,000	10,447
Hang Lung Properties Ltd.	13,000	27,566
Henderson Land Development Co., Ltd.	6,600	35,115
Hui Xian REIT*	28,000	12,620
Hysan Development Co., Ltd.	3,000	12,401
Joy City Property Ltd.	18,000	2,275
Kowloon Development Co., Ltd.	1,000	948
Link REIT	6,000	39,003
New World Development Co., Ltd.	28,000	29,614
Sino Land Co., Ltd.	16,000	23,980
Sun Hung Kai Properties Ltd.	6,000	75,840
Swire Pacific Ltd. Class A	3,000	28,653
Swire Pacific Ltd. Class B	5,000	8,603
Swire Properties Ltd.	10,600	29,258
Wharf Holdings Ltd. (The)	8,000	53,191
Wheelock & Co., Ltd.	5,000	28,150
Yuexiu Real Estate Investment Trust	13,000	6,858

Total Hong Kong		434,815

Indonesia - 0.1%
Bumi Serpong Damai Tbk PT	19,500	2,540
Summarecon Agung Tbk PT	3,300	325

Total Indonesia		2,865

Ireland - 0.1%
Green REIT PLC	559	809
Hibernia REIT PLC	433	562

Total Ireland		1,371

Israel - 0.9%
Alony Hetz Properties & Investments Ltd.	275	2,215
Azrieli Group Ltd.	202	8,770
Gazit-Globe Ltd.	685	5,843
Melisron Ltd.	120	5,114

Total Israel		21,942

Italy - 0.1%
Beni Stabili SpA SIIQ*	5,001	2,864

Japan - 6.9%
Daibiru Corp.	500	4,291
Daito Trust Construction Co., Ltd.	200	30,145
Daiwa House Industry Co., Ltd.	1,500	41,103
Hulic Co., Ltd.	1,000	8,908
Kenedix, Inc.(a)	800	2,853
Leopalace21 Corp.	700	3,877
Mitsubishi Estate Co., Ltd.	1,000	19,955
Mitsui Fudosan Co., Ltd.	1,000	23,192
Nomura Real Estate Holdings, Inc.	600	10,227
NTT Urban Development Corp.	400	3,529
Open House Co., Ltd.	100	2,384
TOC Co., Ltd.	300	2,400
Tokyo Tatemono Co., Ltd.	600	8,041
Tokyu Fudosan Holdings Corp.	700	4,141

Total Japan		165,046

Malaysia - 1.5%
IGB Real Estate Investment Trust	10,000	3,589
IOI Properties Group Bhd	6,900	3,230
KLCCP Stapled Group	5,600	10,361
Pavilion Real Estate Investment Trust	4,200	1,779
SP Setia Bhd Group	9,900	6,907
Sunway Bhd	5,300	3,580
Sunway Real Estate Investment Trust	12,200	4,678
UEM Sunrise Bhd	8,400	1,966

Total Malaysia		36,090

Mexico - 1.4%
Concentradora Fibra Danhos S.A. de C.V.	5,193	7,913
Fibra Uno Administracion S.A. de C.V.	12,062	18,595
PLA Administradora Industrial S de RL de C.V.*	2,291	2,905
Prologis Property Mexico S.A. de C.V.	2,000	2,883

Total Mexico		32,296

Netherlands - 0.5%
Eurocommercial Properties N.V. CVA	52	2,007
Wereldhave N.V.	218	9,832

Total Netherlands		11,839

New Zealand - 0.5%
Goodman Property Trust	5,973	5,081
Kiwi Property Group Ltd.	4,783	4,619
Precinct Properties New Zealand Ltd.	2,613	2,187

Total New Zealand		11,887

Norway - 0.3%
Entra ASA(b)	666	6,635

Philippines - 1.0%
Ayala Land, Inc.	9,000	5,793
Megaworld Corp.	41,000	2,945
Robinsons Land Corp.	2,100	1,098
SM Prime Holdings, Inc.	18,200	10,379
Vista Land & Lifescapes, Inc.	28,400	2,828

Total Philippines		23,043

Russia - 0.4%
LSR Group PJSC GDR Reg S	2,374	8,190

Singapore - 8.4%
Ascendas Real Estate Investment Trust	14,216	22,337
Ascott Residence Trust	600	469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Investments	Shares	Value
CapitaLand Commercial Trust	16,600	$17,005
CapitaLand Ltd.	10,400	21,740
CapitaLand Mall Trust	13,000	16,962
CapitaLand Retail China Trust	2,200	2,086
CDL Hospitality Trusts	5,800	5,380
City Developments Ltd.	1,400	8,024
Frasers Centrepoint Ltd.	4,600	5,015
Frasers Centrepoint Trust	3,900	5,129
Global Logistic Properties Ltd.	8,200	12,487
Keppel REIT	11,900	8,402
Mapletree Commercial Trust	9,515	9,188
Mapletree Greater China Commercial Trust	11,800	7,759
Mapletree Industrial Trust	9,800	11,159
Mapletree Logistics Trust	13,600	9,602
Sinarmas Land Ltd.	3,500	1,030
SPH REIT	7,800	5,129
Starhill Global REIT	9,400	4,815
Suntec Real Estate Investment Trust	12,000	13,705
UOL Group Ltd.	2,200	9,122
Wheelock Properties Singapore Ltd.	4,100	4,200

Total Singapore		200,745

South Africa - 3.4%
Fortress Income Fund Ltd.	3,687	8,717
Fortress Income Fund Ltd. Class A	4,434	5,373
Growthpoint Properties Ltd.	14,612	27,664
Hyprop Investments Ltd.	1,073	9,204
Redefine Properties Ltd.	24,223	19,821
Resilient REIT Ltd.	1,176	9,839

Total South Africa		80,618

Spain - 0.4%
Inmobiliaria Colonial S.A.	801	5,562
Merlin Properties Socimi S.A.	391	4,260

Total Spain		9,822

Sweden - 1.4%
Castellum AB	423	5,816
Fabege AB	334	5,474
Hemfosa Fastigheter AB	462	4,323
Hufvudstaden AB Class A	441	6,985
Klovern AB Class B	2,222	2,335
Wallenstam AB Class B	659	5,143
Wihlborgs Fastigheter AB	193	3,599

Total Sweden		33,675

Switzerland - 1.2%
PSP Swiss Property AG Registered Shares	121	10,477
Swiss Prime Site AG Registered Shares*	220	18,042

Total Switzerland		28,519

Taiwan - 0.6%
Highwealth Construction Corp.	10,000	14,087

Thailand - 1.5%
Central Pattana PCL NVDR	5,400	8,557
Land & Houses PCL NVDR	39,900	10,919
Pruksa Holding PCL	4,800	3,016
Pruksa Holding PCL NVDR	7,800	4,901
Supalai PCL NVDR	11,300	7,889

Total Thailand		35,282

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,371	7,115

United Kingdom - 6.2%
Assura PLC	11,677	8,224
Big Yellow Group PLC	642	5,438
British Land Co. PLC (The)	2,971	23,110
Capital & Counties Properties PLC(a)	2,326	8,539
Grainger PLC	2,889	8,489
Hammerson PLC	1,854	13,127
Intu Properties PLC	4,251	14,776
Land Securities Group PLC	2,187	28,807
NewRiver REIT PLC	2,198	9,262
Safestore Holdings PLC	1,151	4,978
Segro PLC	494	2,796
Tritax Big Box REIT PLC	7,380	12,721
Unite Group PLC (The)	1,017	7,615

Total United Kingdom		147,882

TOTAL COMMON STOCKS (Cost: $2,456,568)		2,372,720

EXCHANGE-TRADED NOTE - 0.0%
United States - 0.0%
iPath MSCI India Index ETN* (Cost: $510)	8	501

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $88,473)(d)	88,473	88,473

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $2,545,551)		2,461,694
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.4)%		(80,353)

NET ASSETS - 100.0%		$2,381,341

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $84,519 and the total market value of the collateral held by the Fund was $91,890. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,417.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	48,488	USD	51,532	$390
1/3/2017	EUR	63,638	USD	67,632	510
1/3/2017	EUR	63,639	USD	67,632	509
1/3/2017	EUR	63,639	USD	67,632	509
1/3/2017	EUR	63,639	USD	67,632	509
1/3/2017	ILS	19,046	USD	4,971	22
1/3/2017	ILS	14,514	USD	3,788	17
1/3/2017	ILS	19,044	USD	4,971	23
1/3/2017	ILS	19,047	USD	4,971	22
1/3/2017	ILS	19,046	USD	4,971	22
1/3/2017	NOK	9,806	USD	1,152	13
1/3/2017	NOK	12,836	USD	1,508	17
1/3/2017	NOK	12,836	USD	1,508	17
1/3/2017	NOK	12,836	USD	1,508	17
1/3/2017	NOK	12,837	USD	1,508	17
1/3/2017	SEK	48,737	USD	5,291	(74)
1/3/2017	SEK	63,938	USD	6,941	(97)
1/3/2017	SEK	63,942	USD	6,941	(98)
1/3/2017	SEK	63,943	USD	6,941	(98)
1/3/2017	SEK	63,949	USD	6,941	(98)
1/3/2017	TRY	5,316	USD	1,539	28
1/3/2017	TRY	4,058	USD	1,175	21
1/3/2017	TRY	5,315	USD	1,539	28
1/3/2017	TRY	5,316	USD	1,539	28
1/3/2017	TRY	5,316	USD	1,539	28
1/3/2017	USD	9,340	EUR	8,920	69
1/3/2017	USD	78,180	EUR	74,124	2
1/3/2017	USD	81,307	EUR	77,089	2
1/3/2017	USD	71,926	EUR	68,194	1
1/3/2017	USD	81,307	EUR	77,087	—
1/3/2017	USD	6,154	ILS	23,686	—
1/3/2017	USD	5,918	ILS	22,778	—
1/3/2017	USD	6,154	ILS	23,685	—
1/3/2017	USD	5,446	ILS	20,960	—
1/3/2017	USD	1,796	NOK	15,460	—
1/3/2017	USD	1,867	NOK	16,071	—
1/3/2017	USD	1,654	NOK	14,237	—
1/3/2017	USD	1,867	NOK	16,071	—
1/3/2017	USD	959	SEK	8,806	10
1/3/2017	USD	8,024	SEK	72,898	—
1/3/2017	USD	8,344	SEK	75,804	—
1/3/2017	USD	7,384	SEK	67,082	—
1/3/2017	USD	8,344	SEK	75,802	—
1/3/2017	USD	452	SEK	4,114	1
1/3/2017	USD	1,832	TRY	6,445	—
1/3/2017	USD	1,906	TRY	6,705	—
1/3/2017	USD	1,687	TRY	5,934	—
1/3/2017	USD	1,906	TRY	6,705	—
1/4/2017	AUD	4,965	HKD	27,770	(13)
1/4/2017	AUD	64,761	USD	47,806	913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	AUD	84,996	USD	62,745	$1,199
1/4/2017	AUD	84,996	USD	62,745	1,199
1/4/2017	AUD	84,999	USD	62,745	1,197
1/4/2017	AUD	84,996	USD	62,745	1,199
1/4/2017	CHF	4,722	USD	4,647	1
1/4/2017	CHF	6,193	USD	6,095	2
1/4/2017	CHF	6,193	USD	6,095	2
1/4/2017	CHF	6,193	USD	6,095	2
1/4/2017	CHF	6,193	USD	6,095	2
1/4/2017	GBP	18,476	USD	23,108	278
1/4/2017	GBP	24,248	USD	30,329	367
1/4/2017	GBP	24,247	USD	30,329	368
1/4/2017	GBP	24,249	USD	30,329	365
1/4/2017	GBP	24,250	USD	30,329	365
1/4/2017	HKD	1,282,708	USD	165,407	(36)
1/4/2017	HKD	1,282,755	USD	165,407	(43)
1/4/2017	HKD	977,268	USD	126,028	(20)
1/4/2017	HKD	1,282,708	USD	165,407	(36)
1/4/2017	HKD	1,282,834	USD	165,407	(53)
1/4/2017	INR	45,911	USD	667	(8)
1/4/2017	MXN	110,412	USD	5,369	10
1/4/2017	MXN	144,738	USD	7,042	16
1/4/2017	MXN	144,748	USD	7,042	16
1/4/2017	MXN	144,746	USD	7,042	16
1/4/2017	MXN	144,736	USD	7,042	17
1/4/2017	PHP	1,192,809	USD	23,904	(97)
1/4/2017	USD	8,665	AUD	12,079	82
1/4/2017	USD	72,530	AUD	100,166	—
1/4/2017	USD	75,431	AUD	104,169	(2)
1/4/2017	USD	66,729	AUD	92,153	(1)
1/4/2017	USD	75,431	AUD	104,172	—
1/4/2017	USD	7,256	CHF	7,375	—
1/4/2017	USD	7,547	CHF	7,671	—
1/4/2017	USD	6,677	CHF	6,786	—
1/4/2017	USD	7,547	CHF	7,670	—
1/4/2017	USD	4,188	GBP	3,414	31
1/4/2017	USD	35,059	GBP	28,374	1
1/4/2017	USD	36,461	GBP	29,509	1
1/4/2017	USD	32,255	GBP	26,104	1
1/4/2017	USD	36,461	GBP	29,508	—
1/4/2017	USD	22,842	HKD	177,215	15
1/4/2017	USD	191,203	HKD	1,482,381	(6)
1/4/2017	USD	198,851	HKD	1,541,644	(10)
1/4/2017	USD	175,909	HKD	1,363,828	(3)
1/4/2017	USD	198,851	HKD	1,542,030	40
1/4/2017	USD	676	INR	45,911	—
1/4/2017	USD	8,384	MXN	172,732	—
1/4/2017	USD	8,719	MXN	179,633	—
1/4/2017	USD	7,715	MXN	158,943	—
1/4/2017	USD	8,719	MXN	179,624	—
1/4/2017	USD	24,080	PHP	1,192,809	(79)
1/5/2017	BRL	2,683	USD	785	(39)
1/5/2017	BRL	3,519	USD	1,031	(50)
1/5/2017	BRL	3,519	USD	1,030	(51)
1/5/2017	BRL	3,519	USD	1,030	(51)
1/5/2017	BRL	3,519	USD	1,030	(51)
1/5/2017	CAD	28,592	USD	21,271	(50)
1/5/2017	CAD	37,524	USD	27,918	(64)
1/5/2017	CAD	37,524	USD	27,918	(64)
1/5/2017	CAD	37,525	USD	27,918	(65)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	CAD	37,524	USD	27,918	$(64)
1/5/2017	CLP	299,165	USD	443	(3)
1/5/2017	CLP	392,653	USD	582	(4)
1/5/2017	CLP	392,653	USD	582	(5)
1/5/2017	CLP	392,653	USD	582	(4)
1/5/2017	CLP	392,653	USD	582	(4)
1/5/2017	CNY	80,877	USD	11,689	59
1/5/2017	IDR	36,434,835	USD	2,676	(35)
1/5/2017	JPY	4,133,428	USD	36,351	912
1/5/2017	JPY	4,133,508	USD	36,351	911
1/5/2017	JPY	3,149,018	USD	27,697	698
1/5/2017	JPY	4,132,897	USD	36,351	917
1/5/2017	JPY	4,133,850	USD	36,351	908
1/5/2017	JPY	283,770	ZAR	33,362	7
1/5/2017	MYR	163,911	USD	36,441	(93)
1/5/2017	NZD	2,868	USD	2,030	30
1/5/2017	NZD	3,759	USD	2,661	40
1/5/2017	NZD	3,759	USD	2,661	40
1/5/2017	NZD	3,759	USD	2,661	40
1/5/2017	NZD	3,759	USD	2,661	40
1/5/2017	SGD	62,445	USD	43,598	375
1/5/2017	SGD	47,576	USD	33,219	287
1/5/2017	SGD	62,457	USD	43,598	366
1/5/2017	SGD	62,448	USD	43,598	373
1/5/2017	SGD	62,448	USD	43,598	373
1/5/2017	THB	1,141,571	USD	32,035	144
1/5/2017	TWD	457,100	USD	14,345	161
1/5/2017	USD	1,287	BRL	4,189	—
1/5/2017	USD	1,338	BRL	4,357	—
1/5/2017	USD	1,185	BRL	3,856	—
1/5/2017	USD	1,339	BRL	4,357	—
1/5/2017	USD	3,855	CAD	5,210	30
1/5/2017	USD	32,272	CAD	43,276	(1)
1/5/2017	USD	33,562	CAD	45,010	2
1/5/2017	USD	29,692	CAD	39,816	(1)
1/5/2017	USD	33,562	CAD	45,008	1
1/5/2017	USD	698	CLP	467,444	—
1/5/2017	USD	726	CLP	486,142	—
1/5/2017	USD	642	CLP	430,049	—
1/5/2017	USD	726	CLP	486,142	—
1/5/2017	USD	11,633	CNY	80,877	(4)
1/5/2017	USD	2,711	IDR	36,434,835	1
1/5/2017	USD	5,020	JPY	588,054	22
1/5/2017	USD	42,020	JPY	4,901,145	1
1/5/2017	USD	43,701	JPY	5,097,197	1
1/5/2017	USD	38,659	JPY	4,509,069	1
1/5/2017	USD	43,701	JPY	5,097,066	—
1/5/2017	USD	36,640	MYR	163,911	(107)
1/5/2017	USD	3,168	NZD	4,543	—
1/5/2017	USD	3,295	NZD	4,726	—
1/5/2017	USD	2,916	NZD	4,182	—
1/5/2017	USD	3,295	NZD	4,725	—
1/5/2017	USD	6,021	SGD	8,713	10
1/5/2017	USD	50,397	SGD	72,804	(4)
1/5/2017	USD	52,413	SGD	75,718	(2)
1/5/2017	USD	46,367	SGD	66,985	(1)
1/5/2017	USD	52,413	SGD	75,721	—
1/5/2017	USD	31,878	THB	1,141,571	13
1/5/2017	USD	822	THB	29,426	(1)
1/5/2017	USD	14,204	TWD	457,100	(21)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	USD	2,206	ZAR	30,991	$60
1/5/2017	USD	18,463	ZAR	252,499	(2)
1/5/2017	USD	19,202	ZAR	262,639	—
1/5/2017	USD	16,988	ZAR	232,314	(3)
1/5/2017	USD	19,202	ZAR	262,587	(3)
1/5/2017	ZAR	225,596	USD	15,972	(522)
1/5/2017	ZAR	171,945	USD	12,173	(398)
1/5/2017	ZAR	225,601	USD	15,972	(523)
1/5/2017	ZAR	225,583	USD	15,972	(521)
1/5/2017	ZAR	225,669	USD	15,972	(527)
2/2/2017	AUD	103,682	USD	75,020	(2)
2/2/2017	AUD	107,828	USD	78,021	(1)
2/2/2017	AUD	95,388	USD	69,019	(2)
2/2/2017	AUD	107,834	USD	78,021	(5)
2/2/2017	CHF	7,112	USD	7,011	(1)
2/2/2017	CHF	7,396	USD	7,291	(1)
2/2/2017	CHF	6,546	USD	6,453	(1)
2/2/2017	CHF	7,397	USD	7,291	(1)
2/2/2017	EUR	76,980	USD	81,315	—
2/2/2017	EUR	80,056	USD	84,567	2
2/2/2017	EUR	70,829	USD	74,812	(6)
2/2/2017	EUR	80,054	USD	84,567	4
2/2/2017	GBP	29,377	USD	36,324	(4)
2/2/2017	GBP	30,550	USD	37,777	(2)
2/2/2017	GBP	27,030	USD	33,421	(5)
2/2/2017	GBP	30,554	USD	37,777	(6)
2/2/2017	HKD	1,418,299	USD	182,961	1
2/2/2017	HKD	1,474,978	USD	190,279	7
2/2/2017	HKD	1,304,893	USD	168,327	(4)
2/2/2017	HKD	1,475,372	USD	190,279	(44)
2/2/2017	ILS	21,918	USD	5,698	(1)
2/2/2017	ILS	22,793	USD	5,926	—
2/2/2017	ILS	20,175	USD	5,245	(1)
2/2/2017	ILS	22,793	USD	5,926	—
2/2/2017	NOK	14,691	USD	1,707	—
2/2/2017	NOK	15,284	USD	1,776	—
2/2/2017	NOK	13,529	USD	1,572	—
2/2/2017	NOK	15,285	USD	1,776	—
2/2/2017	NZD	4,233	USD	2,949	—
2/2/2017	NZD	4,403	USD	3,067	—
2/2/2017	NZD	3,899	USD	2,716	—
2/2/2017	NZD	4,403	USD	3,067	—
2/2/2017	PHP	1,187,806	USD	23,880	—
2/2/2017	SEK	74,742	USD	8,241	(1)
2/2/2017	SEK	77,712	USD	8,570	—
2/2/2017	SEK	68,764	USD	7,583	—
2/2/2017	SEK	77,709	USD	8,570	—
2/2/2017	TRY	6,464	USD	1,826	—
2/2/2017	TRY	6,723	USD	1,899	—
2/2/2017	TRY	5,948	USD	1,680	—
2/2/2017	TRY	6,724	USD	1,899	—
2/3/2017	BRL	4,309	USD	1,313	—
2/3/2017	BRL	4,481	USD	1,365	(1)
2/3/2017	BRL	3,965	USD	1,208	—
2/3/2017	BRL	4,481	USD	1,366	1
2/3/2017	CAD	44,768	USD	33,398	2
2/3/2017	CAD	46,563	USD	34,734	(1)
2/3/2017	CAD	41,195	USD	30,729	(1)
2/3/2017	CAD	46,567	USD	34,734	(4)
2/3/2017	CLP	447,513	USD	668	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/3/2017	CLP	465,413	USD	695	$1
2/3/2017	CLP	411,714	USD	613	—
2/3/2017	CLP	465,413	USD	693	—
2/3/2017	IDR	32,711,624	USD	2,421	(3)
2/3/2017	INR	43,234	USD	634	—
2/3/2017	JPY	4,846,090	USD	41,614	(4)
2/3/2017	JPY	5,039,896	USD	43,278	(4)
2/3/2017	JPY	4,458,827	USD	38,287	(5)
2/3/2017	JPY	5,040,458	USD	43,278	(9)
2/3/2017	MXN	167,859	USD	8,113	(3)
2/3/2017	MXN	174,553	USD	8,438	(1)
2/3/2017	MXN	154,427	USD	7,465	(1)
2/3/2017	MXN	174,553	USD	8,438	(1)
2/3/2017	SGD	72,083	USD	49,883	(5)
2/3/2017	SGD	74,962	USD	51,879	(1)
2/3/2017	SGD	66,320	USD	45,894	(5)
2/3/2017	SGD	74,970	USD	51,879	(7)
2/3/2017	THB	1,254,193	USD	34,994	(35)
2/3/2017	ZAR	277,207	USD	20,155	(3)
2/3/2017	ZAR	288,226	USD	20,961	2
2/3/2017	ZAR	255,023	USD	18,546	1
2/3/2017	ZAR	288,214	USD	20,961	2
2/6/2017	MYR	161,928	USD	36,060	(4)
2/6/2017	TWD	435,636	USD	13,523	(1)
2/7/2017	CNY	78,154	USD	11,098	(13)

					$12,974

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

CNY	Chinese yuan

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.2%
carsales.com Ltd.	9,111	$74,879
Cochlear Ltd.	1,065	94,506
CSL Ltd.	8,905	647,455
Domino’s Pizza Enterprises Ltd.	1,039	48,895
Fortescue Metals Group Ltd.	112,735	480,809
JB Hi-Fi Ltd.	3,855	78,271
Magellan Financial Group Ltd.	8,362	143,925
Northern Star Resources Ltd.	8,164	21,400
Platinum Asset Management Ltd.(a)	49,251	188,299
REA Group Ltd.	2,262	90,462
Seek Ltd.	10,784	116,193
TPG Telecom Ltd.	18,264	90,194

Total Australia		2,075,288

Brazil - 6.6%
Ambev S.A.	294,334	1,483,110
BB Seguridade Participacoes S.A.	125,500	1,091,237
CETIP S.A. - Mercados Organizados	12,770	174,991
Cielo S.A.	40,476	346,845
Engie Brasil Energia S.A.	34,120	366,915
Localiza Rent a Car S.A.	3,700	38,902
Lojas Renner S.A.	10,558	75,162
M. Dias Branco S.A.	700	24,735
Natura Cosmeticos S.A.	3,600	25,462
Odontoprev S.A.	18,000	69,684
Smiles S.A.	7,700	105,823
Ultrapar Participacoes S.A.	14,400	302,848
WEG S.A.	36,186	172,330

Total Brazil		4,278,044

Canada - 3.2%
Agrium, Inc.(a)	3,800	382,423
Alimentation Couche-Tard, Inc. Class B	3,000	136,192
CCL Industries, Inc. Class B	593	116,650
CI Financial Corp.(a)	9,673	208,240
Constellation Software, Inc.	273	124,203
Dollarama, Inc.	1,540	112,975
Gildan Activewear, Inc.	6,590	167,520
Linamar Corp.	438	18,842
Magna International, Inc.	5,700	247,798
Open Text Corp.	3,600	222,596
Saputo, Inc.	7,200	255,078
Stella-Jones, Inc.	2,900	94,241

Total Canada		2,086,758

China - 6.9%
AAC Technologies Holdings, Inc.	23,000	208,992
ANTA Sports Products Ltd.	104,000	310,532
BAIC Motor Corp., Ltd. Class H(b)	59,000	52,508
Brilliance China Automotive Holdings Ltd.	80,000	110,200
China Conch Venture Holdings Ltd.	44,500	79,207
China Everbright International Ltd.	112,000	126,978
China Gas Holdings Ltd.	88,000	119,404
China Lesso Group Holdings Ltd.	86,000	55,794
China Medical System Holdings Ltd.	45,000	71,274
China Overseas Land & Investment Ltd.	369,300	978,843
China State Construction International Holdings Ltd.	162,000	242,379
CIFI Holdings Group Co., Ltd.	514,000	138,558
CSPC Pharmaceutical Group Ltd.	96,400	102,951
Geely Automobile Holdings Ltd.	50,000	47,787
Golden Eagle Retail Group Ltd.(a)	19,000	27,055
Haitian International Holdings Ltd.	42,000	82,449
Hengan International Group Co., Ltd.	37,500	275,453
Logan Property Holdings Co., Ltd.	274,000	103,548
Luye Pharma Group Ltd.(a)	33,000	19,579
Minth Group Ltd.	26,000	80,986
Shenzhou International Group Holdings Ltd.	33,200	210,038
Sino Biopharmaceutical Ltd.	84,500	59,507
Sunny Optical Technology Group Co., Ltd.	8,000	35,031
Tencent Holdings Ltd.	24,100	589,666
Xinyi Glass Holdings Ltd.*	238,000	194,620
Xinyi Solar Holdings Ltd.*(a)	340,000	110,510
Zhuzhou CRRC Times Electric Co., Ltd. Class H	8,700	44,156

Total China		4,478,005

Denmark - 5.8%
Chr Hansen Holding A/S	2,334	129,487
DSV A/S	935	41,673
GN Store Nord A/S	1,138	23,617
Novo Nordisk A/S Class B	85,799	3,099,915
Novozymes A/S Class B	4,344	150,047
Pandora A/S	2,305	302,121
SimCorp A/S	427	20,849

Total Denmark		3,767,709

France - 1.0%
Cie Plastic Omnium S.A.	3,291	105,281
Hermes International	1,107	455,367
Sartorius Stedim Biotech	455	28,781
SEB S.A.	646	87,726

Total France		677,155

Germany - 2.7%
CTS Eventim AG & Co. KGaA	1,740	54,966
Deutsche Post AG Registered Shares	44,909	1,479,532
Fuchs Petrolub SE	3,017	117,582
RHOEN-KLINIKUM AG	2,617	70,829

Total Germany		1,722,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2016

Investments	Shares	Value
Hong Kong - 0.9%
CP Pokphand Co., Ltd.	954,000	$118,125
Galaxy Entertainment Group Ltd.	55,000	239,774
SJM Holdings Ltd.	255,000	199,970
Vitasoy International Holdings Ltd.	14,000	28,133

Total Hong Kong		586,002

India - 3.7%
Adani Ports & Special Economic Zone Ltd.	5,942	23,503
Asian Paints Ltd.	3,581	47,014
Bajaj Auto Ltd.	1,957	75,898
Bharat Forge Ltd.	1,990	26,581
Castrol India Ltd.	5,948	33,359
Dr. Reddy’s Laboratories Ltd.	684	30,843
HCL Technologies Ltd.	19,010	231,904
Hero MotoCorp Ltd.	2,633	118,078
Hindustan Unilever Ltd.	12,411	151,110
Infosys Ltd. ADR	45,527	675,165
ITC Ltd.	47,616	169,536
Lupin Ltd.	1,465	32,096
Maruti Suzuki India Ltd.	941	73,754
Motherson Sumi Systems Ltd.	5,681	27,325
Pidilite Industries Ltd.	3,301	28,686
Sun Pharmaceutical Industries Ltd.	2,106	19,549
Tata Consultancy Services Ltd.	10,878	379,143
Tech Mahindra Ltd.	9,274	66,805
UPL Ltd.	4,099	39,076
Wipro Ltd. ADR(a)	11,400	110,352
Zee Entertainment Enterprises Ltd.	2,123	14,172

Total India		2,373,949

Indonesia - 4.1%
Astra International Tbk PT	985,200	605,124
Charoen Pokphand Indonesia Tbk PT	118,800	27,248
Gudang Garam Tbk PT	69,400	329,164
Indofood CBP Sukses Makmur Tbk PT	136,600	86,943
Kalbe Farma Tbk PT	628,100	70,631
Media Nusantara Citra Tbk PT	381,500	49,696
Mitra Keluarga Karyasehat Tbk PT	162,100	30,922
Semen Indonesia Persero Tbk PT	219,300	149,347
Surya Citra Media Tbk PT	587,800	122,163
Telekomunikasi Indonesia Persero Tbk PT	2,673,800	789,885
Tower Bersama Infrastructure Tbk PT	127,400	47,092
Unilever Indonesia Tbk PT	118,300	340,697

Total Indonesia		2,648,912

Ireland - 0.1%
Kingspan Group PLC	2,413	65,664

Italy - 0.5%
Brembo SpA	1,492	90,487
De’ Longhi SpA	3,495	83,238
DiaSorin SpA	702	41,649
Industria Macchine Automatiche SpA	1,008	61,240
Moncler SpA	2,781	48,487

Total Italy		325,101

Japan - 4.6%
Asahi Intecc Co., Ltd.	600	24,358
Calbee, Inc.	1,000	31,380
CyberAgent, Inc.	1,100	27,237
Daikin Industries Ltd.	4,600	423,381
Daito Trust Construction Co., Ltd.	2,700	406,962
DeNA Co., Ltd.	1,000	21,897
Fujitsu General Ltd.	1,000	21,212
GungHo Online Entertainment, Inc.(a)	26,500	56,574
Haseko Corp.	6,300	64,224
Hikari Tsushin, Inc.	1,200	112,042
Kakaku.com, Inc.(a)	5,100	84,566
Kaken Pharmaceutical Co., Ltd.	1,400	74,420
M3, Inc.	700	17,675
Mixi, Inc.	4,200	153,762
MonotaRO Co., Ltd.(a)	1,000	20,491
Murata Manufacturing Co., Ltd.	4,200	563,553
Nihon M&A Center, Inc.	800	22,292
Nippon Paint Holdings Co., Ltd.	4,900	133,806
Nitori Holdings Co., Ltd.(a)	800	91,636
Park24 Co., Ltd.	3,000	81,536
Pigeon Corp.	1,500	38,440
Relo Group, Inc.	100	14,284
Shimano, Inc.	1,100	172,967
Start Today Co., Ltd.	3,000	51,931
Sysmex Corp.	1,800	104,480
USS Co., Ltd.	9,500	151,661
Zenkoku Hosho Co., Ltd.	1,100	35,414

Total Japan		3,002,181

Malaysia - 0.7%
Fraser & Neave Holdings Bhd	7,600	39,779
HAP Seng Consolidated Bhd	89,600	176,963
Nestle Malaysia Bhd	6,300	109,822
Westports Holdings Bhd	125,800	120,584

Total Malaysia		447,148

Mexico - 3.5%
America Movil S.A.B. de C.V. Series L	1,191,800	753,788
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	6,101	88,449
Grupo Lala S.A.B. de C.V.(a)	31,662	46,429
Grupo Mexico S.A.B. de C.V. Series B	114,500	313,629
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	49,858	90,367
Wal-Mart de Mexico S.A.B. de C.V.	560,000	1,007,111

Total Mexico		2,299,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2016

Investments	Shares	Value
Netherlands - 1.0%
ASML Holding N.V.	6,023	$677,522

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	14,074	83,613
Ryman Healthcare Ltd.	11,494	65,000

Total New Zealand		148,613

Norway - 0.4%
Leroy Seafood Group ASA	1,390	77,689
Salmar ASA	3,944	118,260
Veidekke ASA	5,206	74,694

Total Norway		270,643

Philippines - 0.7%
Jollibee Foods Corp.	8,490	33,132
Semirara Mining & Power Corp.	43,960	114,957
SM Prime Holdings, Inc.	288,500	164,526
Universal Robina Corp.	35,220	115,835

Total Philippines		428,450

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	9,330	145,054

Russia - 4.8%
Magnit PJSC GDR Reg S	10,002	441,588
MMC Norilsk Nickel PJSC ADR	105,690	1,774,535
Novatek PJSC GDR Reg S	7,071	917,816

Total Russia		3,133,939

Singapore - 0.0%
First Resources Ltd.	15,900	20,911

South Africa - 4.2%
Aspen Pharmacare Holdings Ltd.	4,693	97,319
AVI Ltd.	11,632	77,711
Capitec Bank Holdings Ltd.	2,267	115,215
Discovery Ltd.	13,700	114,709
Distell Group Ltd.	4,137	43,866
Foschini Group Ltd. (The)	14,040	163,377
Life Healthcare Group Holdings Ltd.	28,317	67,505
Mr. Price Group Ltd.	13,683	159,643
Naspers Ltd. Class N	1,223	180,127
Netcare Ltd.	48,644	113,260
Pick n Pay Stores Ltd.	9,941	46,321
Pioneer Foods Group Ltd.	4,211	47,413
PSG Group Ltd.	4,262	68,120
Rand Merchant Investment Holdings Ltd.	58,449	170,111
Resilient REIT Ltd.	21,325	178,413
RMB Holdings Ltd.	96,073	466,490
Shoprite Holdings Ltd.	13,007	163,084
SPAR Group Ltd. (The)	5,768	83,759
Tsogo Sun Holdings Ltd.	37,834	76,360
Woolworths Holdings Ltd.	52,428	272,281

Total South Africa		2,705,084

South Korea - 1.8%
Amorepacific Corp.	189	50,309
Coway Co., Ltd.	2,765	202,144
Hanon Systems	17,104	145,861
Hanssem Co., Ltd.	190	31,305
Hyundai Glovis Co., Ltd.	802	102,591
KEPCO Plant Service & Engineering Co., Ltd.	1,712	76,826
Korea Aerospace Industries Ltd.	651	36,113
LG Household & Health Care Ltd.	86	61,022
NAVER Corp.	46	29,516
NCSoft Corp.	247	50,615
SK Hynix, Inc.	10,722	396,815

Total South Korea		1,183,117

Spain - 4.3%
Almirall S.A.	3,366	52,402
Amadeus IT Group S.A.	9,323	424,509
Atresmedia Corp. de Medios de Comunicacion S.A.	10,609	116,263
Industria de Diseno Textil S.A.	64,572	2,208,720

Total Spain		2,801,894

Sweden - 1.1%
Atlas Copco AB Class B	12,894	352,844
Axfood AB	6,366	100,347
Fabege AB	4,360	71,462
Investment AB Latour Class B	3,661	137,903
Sweco AB Class B	2,181	43,262

Total Sweden		705,818

Switzerland - 3.6%
Actelion Ltd. Registered Shares*	1,251	271,408
EMS-Chemie Holding AG Registered Shares	896	456,221
Geberit AG Registered Shares	866	347,815
Partners Group Holding AG	657	308,509
Roche Holding AG Bearer Shares	3,633	850,744
Straumann Holding AG Registered Shares	170	66,488
Temenos Group AG Registered Shares*	432	30,136

Total Switzerland		2,331,321

Taiwan - 10.7%
Delta Electronics, Inc.	95,000	470,151
Eclat Textile Co., Ltd.	9,160	95,923
Feng TAY Enterprise Co., Ltd.	27,440	102,594
Formosa Petrochemical Corp.	451,000	1,567,284
Hotai Motor Co., Ltd.	21,000	240,436
Largan Precision Co., Ltd.	3,000	352,788
MediaTek, Inc.	87,000	584,427
Novatek Microelectronics Corp.	58,000	191,660
Taiwan Semiconductor Manufacturing Co., Ltd.	601,000	3,384,576

Total Taiwan		6,989,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2016

Investments	Shares	Value
Thailand - 1.7%
Airports of Thailand PCL NVDR	23,800	$264,515
Bangkok Dusit Medical Services PCL NVDR	335,100	216,160
Berli Jucker PCL NVDR	33,200	46,587
Bumrungrad Hospital PCL NVDR	14,800	74,805
Central Pattana PCL NVDR	68,950	109,267
CP ALL PCL	117,456	204,996
Home Product Center PCL NVDR	429,900	122,449
Minor International PCL	52,200	53,205

Total Thailand		1,091,984

Turkey - 1.3%
Arcelik AS	13,438	80,988
BIM Birlesik Magazalar AS	5,195	72,366
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	142,393	121,036
Ford Otomotiv Sanayi AS	21,871	190,134
Tofas Turk Otomobil Fabrikasi AS	19,842	138,989
Turk Telekomunikasyon AS	181,694	272,727

Total Turkey		876,240

United Kingdom - 16.1%
Abcam PLC	1,912	18,121
Ashtead Group PLC	10,274	200,582
Bellway PLC	5,674	173,594
Berkeley Group Holdings PLC	14,217	493,288
Booker Group PLC	69,175	150,010
British American Tobacco PLC	45,482	2,597,274
Compass Group PLC	41,113	762,527
Croda International PLC	3,058	120,765
Derwent London PLC	3,048	104,401
Diageo PLC	69,841	1,820,909
Domino’s Pizza Group PLC	11,777	52,504
Hargreaves Lansdown PLC	17,394	260,709
Hays PLC	40,394	74,470
Hikma Pharmaceuticals PLC	3,132	73,260
IG Group Holdings PLC	17,117	104,505
JD Sports Fashion PLC	3,185	12,511
Mediclinic International PLC	5,597	53,322
Merlin Entertainments PLC(b)	18,164	100,685
Moneysupermarket.com Group PLC	21,949	79,764
Persimmon PLC	24,098	528,834
Reckitt Benckiser Group PLC	13,912	1,183,728
Renishaw PLC	1,374	42,920
Rightmove PLC	1,427	68,820
Sage Group PLC (The)	24,318	196,818
Sky PLC	86,163	1,055,091
WH Smith PLC	3,963	76,293
WS Atkins PLC	3,246	58,479

Total United Kingdom		10,464,184

TOTAL COMMON STOCKS
(Cost: $63,340,386)		64,809,211

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	938	35,025
WisdomTree International Equity Fund(c)	1,130	52,432

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $89,180)		87,457

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $840,410)(e)	840,410	840,410

TOTAL INVESTMENTS IN SECURITIES - 101.0%
(Cost: $64,269,976)		65,737,078
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(668,328)

NET ASSETS - 100.0%		$65,068,750

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,173,191 and the total market value of the collateral held by the Fund was $1,232,449. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $392,039.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	BRL	19,214	USD	5,896	$(8)
1/3/2017	IDR	109,193,782	USD	8,122	17
1/3/2017	MXN	60,363	USD	2,920	(10)

					$(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2016

CURRENCY LEGEND

BRL	Brazilian real

IDR	Indonesian rupiah

MXN	Mexican peso

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.7%
Abacus Property Group	72,139	$157,752
BWP Trust	75,877	164,278
Charter Hall Group	50,100	171,955
Charter Hall Retail REIT	55,644	170,434
Cromwell Property Group	339,367	242,050
Dexus Property Group	102,091	711,150
Goodman Group	132,084	681,928
GPT Group (The)	185,072	674,073
Growthpoint Properties Australia Ltd.	80,642	191,529
Investa Office Fund	61,024	208,565
LendLease Group	52,339	554,078
Mirvac Group	367,847	567,342
Scentre Group	542,230	1,821,797
Shopping Centres Australasia Property Group	86,686	138,720
Stockland	275,835	914,773
Vicinity Centres	502,515	1,087,974
Westfield Corp.	156,401	1,062,285

Total Australia		9,520,683

Austria - 0.5%
BUWOG AG*	6,710	156,339
CA Immobilien Anlagen AG*	6,680	123,054
IMMOFINANZ AG*	68,635	134,144

Total Austria		413,537

Belgium - 0.5%
Befimmo S.A.	3,223	181,395
Cofinimmo S.A.	1,473	168,804

Total Belgium		350,199

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	8,333	152,030

Canada - 5.6%
Allied Properties Real Estate Investment Trust	6,867	184,086
Artis Real Estate Investment Trust	27,247	258,034
Boardwalk Real Estate Investment Trust	6,296	228,403
Canadian Apartment Properties REIT	12,050	281,875
Canadian Real Estate Investment Trust	6,342	218,959
Cominar Real Estate Investment Trust	35,516	389,841
CT Real Estate Investment Trust	6,671	74,617
Dream Office Real Estate Investment Trust	24,363	355,167
First Capital Realty, Inc.	20,348	313,630
Granite Real Estate Investment Trust	5,965	199,404
H&R Real Estate Investment Trust	36,817	614,143
RioCan Real Estate Investment Trust	37,093	736,577
Smart Real Estate Investment Trust	13,424	323,225

Total Canada		4,177,961

Chile - 0.1%
Parque Arauco S.A.	38,361	87,600

China - 13.4%
China Evergrande Group(a)	2,437,000	1,518,184
China Jinmao Holdings Group Ltd.	855,000	230,481
China Overseas Land & Investment Ltd.	682,049	1,807,795
China Resources Land Ltd.	448,000	1,007,735
China South City Holdings Ltd.	534,800	111,745
China Vanke Co., Ltd. Class H	125,000	285,368
CIFI Holdings Group Co., Ltd.	963,900	259,836
Country Garden Holdings Co., Ltd.	1,845,000	1,032,780
Future Land Development Holdings Ltd.	532,000	109,102
Guangzhou R&F Properties Co., Ltd. Class H	284,000	343,592
Guorui Properties Ltd.	212,000	66,445
KWG Property Holding Ltd.	464,500	263,609
Logan Property Holdings Co., Ltd.	508,000	191,979
Longfor Properties Co., Ltd.	490,500	622,524
Powerlong Real Estate Holdings Ltd.	348,000	102,338
Red Star Macalline Group Corp. Ltd. Class H(b)	166,000	171,285
Shenzhen Investment Ltd.	930,000	373,048
Shimao Property Holdings Ltd.	482,500	631,040
Shui On Land Ltd.	348,000	74,958
Sino-Ocean Group Holding Ltd.	612,700	274,220
Sunac China Holdings Ltd.(a)	311,900	259,476
Yuexiu Property Co., Ltd.	1,216,000	166,250
Yuzhou Properties Co., Ltd.	543,000	189,097

Total China		10,092,887

Finland - 0.5%
Citycon Oyj	85,344	210,459
Sponda Oyj	38,824	179,195

Total Finland		389,654

France - 7.9%
Fonciere Des Regions	7,881	689,438
Gecina S.A.	5,206	721,796
ICADE	9,059	647,732
Klepierre	30,473	1,200,320
Mercialys S.A.	10,463	212,385
Nexity S.A.*	5,704	267,484
Unibail-Rodamco SE	9,309	2,226,383

Total France		5,965,538

Germany - 3.1%
alstria office REIT-AG*	13,631	171,234
Deutsche Euroshop AG	3,961	161,558
Deutsche Wohnen AG Bearer Shares	13,470	423,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2016

Investments	Shares	Value
LEG Immobilien AG*	4,021	$312,997
TAG Immobilien AG	13,170	174,472
TLG Immobilien AG	5,922	111,807
Vonovia SE	30,456	992,776

Total Germany		2,348,795

Hong Kong - 17.9%
Champion REIT	589,000	319,070
Hang Lung Group Ltd.	80,649	280,857
Hang Lung Properties Ltd.	428,283	908,144
Henderson Land Development Co., Ltd.	240,684	1,280,540
Hui Xian REIT*	804,634	362,666
Hysan Development Co., Ltd.	83,115	343,581
Link REIT	180,615	1,174,103
New World Development Co., Ltd.	866,497	916,437
Sino Land Co., Ltd.	509,735	763,963
Sun Hung Kai Properties Ltd.	187,810	2,373,923
Sunlight Real Estate Investment Trust	194,000	111,849
Swire Pacific Ltd. Class A	94,278	900,445
Swire Pacific Ltd. Class B	132,500	227,978
Swire Properties Ltd.	408,941	1,128,746
Wharf Holdings Ltd. (The)	230,872	1,535,047
Wheelock & Co., Ltd.	114,231	643,117
Yuexiu Real Estate Investment Trust	408,000	215,231

Total Hong Kong		13,485,697

Indonesia - 0.1%
Pakuwon Jati Tbk PT	1,560,100	65,426

Ireland - 0.1%
Green REIT PLC	52,816	76,431

Israel - 0.9%
Alony Hetz Properties & Investments Ltd.	9,556	76,972
Amot Investments Ltd.	27,186	115,422
Azrieli Group Ltd.	5,392	234,109
Gazit-Globe Ltd.	18,029	153,792
Melisron Ltd.	3,105	132,311

Total Israel		712,606

Italy - 0.2%
Beni Stabili SpA SIIQ*	240,495	137,738

Japan - 6.9%
Aeon Mall Co., Ltd.	9,630	135,737
Daito Trust Construction Co., Ltd.	5,200	783,778
Daiwa House Industry Co., Ltd.	47,700	1,307,062
Hulic Co., Ltd.	29,400	261,899
Leopalace21 Corp.	19,400	107,450
Mitsubishi Estate Co., Ltd.	29,589	590,461
Mitsui Fudosan Co., Ltd.	34,308	795,671
Nomura Real Estate Holdings, Inc.	16,865	287,458
NTT Urban Development Corp.	17,000	149,981
Open House Co., Ltd.	3,100	73,889
Sumitomo Real Estate Sales Co., Ltd.	3,600	84,108
Sumitomo Realty & Development Co., Ltd.	9,279	247,101
Tokyo Tatemono Co., Ltd.	10,200	136,688
Tokyu Fudosan Holdings Corp.	36,468	215,741

Total Japan		5,177,024

Malaysia - 1.5%
IGB Real Estate Investment Trust	403,600	144,850
IOI Properties Group Bhd	320,400	149,987
KLCCP Stapled Group	171,700	317,679
Pavilion Real Estate Investment Trust	212,400	89,960
SP Setia Bhd Group	322,255	224,846
Sunway Bhd	158,300	106,921
Sunway Real Estate Investment Trust	346,396	132,813

Total Malaysia		1,167,056

Mexico - 1.4%
Concentradora Fibra Danhos S.A. de C.V.	182,090	277,446
Fibra Uno Administracion S.A. de C.V.	365,490	563,452
PLA Administradora Industrial S de RL de C.V.*	59,595	75,559
Prologis Property Mexico S.A. de C.V.	78,694	113,449

Total Mexico		1,029,906

Netherlands - 0.7%
Eurocommercial Properties N.V. CVA	5,457	210,575
Wereldhave N.V.	6,205	279,852

Total Netherlands		490,427

New Zealand - 0.5%
Goodman Property Trust	158,731	135,034
Kiwi Property Group Ltd.	151,924	146,722
Precinct Properties New Zealand Ltd.	125,220	104,779

Total New Zealand		386,535

Norway - 0.3%
Entra ASA(b)	22,286	222,013

Philippines - 1.0%
Ayala Land, Inc.	411,500	264,883
Megaworld Corp.	880,000	63,195
Robinsons Land Corp.	126,300	66,056
SM Prime Holdings, Inc.	535,475	305,370
Vista Land & Lifescapes, Inc.	663,200	66,037

Total Philippines		765,541

Russia - 0.3%
LSR Group PJSC GDR Reg S	75,001	258,753

Singapore - 8.4%
Ascendas Real Estate Investment Trust	482,684	758,422
Ascott Residence Trust	219,473	171,665
CapitaLand Commercial Trust	371,235	380,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2016

Investments	Shares	Value
CapitaLand Ltd.	274,489	$573,792
CapitaLand Mall Trust	422,286	550,986
CapitaLand Retail China Trust(a)	133,700	126,787
CDL Hospitality Trusts	157,100	145,715
City Developments Ltd.	37,703	216,087
Frasers Centrepoint Ltd.(a)	117,000	127,552
Frasers Centrepoint Trust	119,000	156,503
Global Logistic Properties Ltd.	343,700	523,389
GuocoLand Ltd.	72,600	90,455
Keppel REIT	429,600	303,310
Mapletree Commercial Trust	280,492	270,842
Mapletree Greater China Commercial Trust	425,000	279,470
Mapletree Industrial Trust	263,518	300,053
Mapletree Logistics Trust	395,887	279,508
Parkway Life Real Estate Investment Trust	69,300	113,205
SPH REIT(a)	304,800	200,429
Starhill Global REIT	336,384	172,302
Suntec Real Estate Investment Trust	334,028	381,495
UOL Group Ltd.	46,500	192,798

Total Singapore		6,315,071

South Africa - 3.4%
Fortress Income Fund Ltd.	95,815	226,523
Fortress Income Fund Ltd. Class A	200,694	243,181
Growthpoint Properties Ltd.	456,065	863,438
Hyprop Investments Ltd.	28,451	244,065
Redefine Properties Ltd.	782,169	640,034
Resilient REIT Ltd.	39,051	326,715

Total South Africa		2,543,956

Spain - 0.3%
Inmobiliaria Colonial S.A.	16,370	113,664
Merlin Properties Socimi S.A.	7,411	80,747

Total Spain		194,411

Sweden - 1.4%
Castellum AB	15,119	207,864
Fabege AB	9,303	152,480
Hemfosa Fastigheter AB	14,524	135,894
Hufvudstaden AB Class A	11,167	176,885
Klovern AB Class B	66,765	70,149
Kungsleden AB	13,989	88,927
Wallenstam AB Class B	14,793	115,451
Wihlborgs Fastigheter AB	5,445	101,532

Total Sweden		1,049,182

Switzerland - 1.2%
PSP Swiss Property AG Registered Shares	3,802	329,194
Swiss Prime Site AG Registered Shares*	7,002	574,228

Total Switzerland		903,422

Taiwan - 0.6%
Highwealth Construction Corp.	305,110	429,799

Thailand - 1.5%
Central Pattana PCL NVDR	122,974	194,881
Land & Houses PCL NVDR	2,011,911	550,585
Pruksa Holding PCL	87,400	54,914
Pruksa Holding PCL NVDR	293,693	184,529
Supalai PCL NVDR	160,200	111,839

Total Thailand		1,096,748

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	267,742	227,584

United Kingdom - 6.2%
Assura PLC	149,490	105,289
Big Yellow Group PLC	13,682	115,892
British Land Co. PLC (The)	113,589	883,542
Derwent London PLC	4,670	159,958
Great Portland Estates PLC	13,649	112,745
Hammerson PLC	74,429	526,978
Hansteen Holdings PLC	89,118	124,985
Intu Properties PLC(a)	146,534	509,335
Land Securities Group PLC	66,516	876,150
Londonmetric Property PLC	94,223	181,043
NewRiver REIT PLC	33,222	139,983
Savills PLC	12,313	106,578
Segro PLC	64,110	362,895
Shaftesbury PLC	10,814	121,463
Tritax Big Box REIT PLC	81,034	139,681
Unite Group PLC (The)	15,438	115,600
Workspace Group PLC	9,703	94,957

Total United Kingdom		4,677,074

United States - 0.1%
Milestone Apartments Real Estate Investment Trust	5,510	78,066

TOTAL COMMON STOCKS (Cost: $80,303,034)		74,989,350

EXCHANGE-TRADED NOTE - 0.0%
United States - 0.0%
iPath MSCI India Index ETN* (Cost: $18,476)	290	18,154

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $798,809)(d)	798,809	798,809

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $81,120,319)		75,806,313
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.8)%		(621,489)

NET ASSETS - 100.0%		$75,184,824

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2016

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $2,271,958 and the total market value of the collateral held by the Fund was $2,401,048. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,602,239.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 3.3%
AGL Energy Ltd.	3,251	$52,001
Alumina Ltd.	13,343	17,681
Amcor Ltd.	6,247	67,626
AMP Ltd.	7,813	28,513
ASX Ltd.	1,274	45,885
Aurizon Holdings Ltd.	10,796	39,478
Australia & New Zealand Banking Group Ltd.	13,206	290,890
Bank of Queensland Ltd.	3,662	31,475
Bendigo & Adelaide Bank Ltd.	3,439	31,650
CIMIC Group Ltd.	1,733	43,845
Commonwealth Bank of Australia	6,943	414,310
Crown Resorts Ltd.	2,922	24,501
Insurance Australia Group Ltd.	12,165	52,764
Macquarie Group Ltd.	1,451	91,534
National Australia Bank Ltd.	13,246	294,169
Rio Tinto Ltd.	1,069	46,366
Sonic Healthcare Ltd.	2,477	38,383
Suncorp Group Ltd.	6,890	67,452
Tabcorp Holdings Ltd.	7,334	25,544
Tatts Group Ltd.	17,091	55,443
Telstra Corp., Ltd.	66,184	244,412
Wesfarmers Ltd.	4,543	138,623
Westpac Banking Corp.	15,048	355,218
Woodside Petroleum Ltd.	2,579	58,190
Woolworths Ltd.	4,321	75,405

Total Australia		2,631,358

Austria - 0.1%
Oesterreichische Post AG*	677	22,772
OMV AG	1,644	58,193
Vienna Insurance Group AG Wiener Versicherung Gruppe	243	5,459

Total Austria		86,424

Belgium - 0.3%
Ageas	1,177	46,690
Cofinimmo S.A.	280	32,088
Elia System Operator S.A./N.V.	903	47,322
Proximus SADP	1,611	46,490
Solvay S.A.	354	41,576

Total Belgium		214,166

Brazil - 0.6%
Banco Bradesco S.A.	6,982	62,511
Banco do Brasil S.A.	8,478	73,170
Banco Santander Brasil S.A.	9,708	88,081
BB Seguridade Participacoes S.A.	5,399	46,945
BM&FBovespa S.A.	6,788	34,412
CCR S.A.	2,775	13,608
CETIP S.A. - Mercados Organizados	2,409	33,011
Engie Brasil Energia S.A.	6,976	75,018
Itau Unibanco Holding S.A.	6,051	55,775
JBS S.A.	5,447	19,079
Porto Seguro S.A.	1,526	12,612
Transmissora Alianca de Energia Eletrica S.A.	1,233	7,857

Total Brazil		522,079

Canada - 3.0%
Agrium, Inc.(a)	610	61,389
AltaGas Ltd.(a)	1,466	37,059
Bank of Montreal	2,539	182,835
Bank of Nova Scotia (The)	4,013	223,714
BCE, Inc.	3,990	172,655
Canadian Imperial Bank of Commerce	1,938	158,329
CI Financial Corp.(a)	1,838	39,568
Crescent Point Energy Corp.(a)	2,198	29,912
DH Corp.	411	6,828
Enbridge, Inc.	2,930	123,444
Great-West Lifeco, Inc.	3,407	89,351
Keyera Corp.	1,120	33,791
Manulife Financial Corp.	1,542	27,493
National Bank of Canada(a)	1,086	44,159
Pembina Pipeline Corp.(a)	1,608	50,313
Peyto Exploration & Development Corp.(a)	709	17,558
Potash Corp. of Saskatchewan, Inc.	4,717	85,437
Power Corp. of Canada	1,854	41,544
Power Financial Corp.(a)	2,497	62,488
Rogers Communications, Inc. Class B	1,820	70,287
Royal Bank of Canada	4,645	314,747
Shaw Communications, Inc. Class B	1,735	34,854
TELUS Corp.	2,130	67,900
Toronto-Dominion Bank (The)	6,052	298,843
TransCanada Corp.(a)	2,357	106,404
Veresen, Inc.(a)	925	9,043

Total Canada		2,389,945

Chile - 0.2%
AES Gener S.A.	81,299	29,035
Banco de Chile	646,053	75,719
Banco Santander Chile	1,418,057	78,886
Enel Chile S.A.	102,765	9,514

Total Chile		193,154

China - 2.3%
Agricultural Bank of China Ltd. Class H	147,074	60,323
Bank of China Ltd. Class H	359,366	159,447
Bank of Communications Co., Ltd. Class H	137,125	99,220
Belle International Holdings Ltd.	58,000	32,616
China Construction Bank Corp. Class H	864,536	665,701
China Everbright Bank Co., Ltd. Class H	69,000	31,416
China Evergrande Group(a)	87,000	54,199
China Jinmao Holdings Group Ltd.	81,447	21,956
China Merchants Bank Co., Ltd. Class H	16,027	37,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
China Power International Development Ltd.	59,224	$21,465
China Resources Power Holdings Co., Ltd.	19,575	31,105
China Vanke Co., Ltd. Class H	7,000	15,981
China Zhongwang Holdings Ltd.(a)	34,800	14,812
CNOOC Ltd.	134,415	168,167
Country Garden Holdings Co., Ltd.	75,000	41,983
Huaneng Power International, Inc. Class H	30,137	19,980
Industrial & Commercial Bank of China Ltd. Class H	337,000	202,118
Lenovo Group Ltd.	52,000	31,523
Shenzhen Investment Ltd.	50,000	20,056
Shimao Property Holdings Ltd.	27,500	35,966
Sihuan Pharmaceutical Holdings Group Ltd.	40,000	11,144
Sino-Ocean Group Holding Ltd.	45,775	20,487
Sun Art Retail Group Ltd.	15,000	13,156
Yangzijiang Shipbuilding Holdings Ltd.	53,600	30,237

Total China		1,840,639

Czech Republic - 0.1%
CEZ AS	3,215	53,964
Komercni Banka AS	1,300	44,910
O2 Czech Republic AS	1,562	15,841

Total Czech Republic		114,715

Denmark - 0.1%
Danske Bank A/S	1,773	53,872
Tryg A/S	1,482	26,846

Total Denmark		80,718

Finland - 0.8%
Elisa Oyj	1,901	62,017
Fortum Oyj	4,671	71,783
Kesko Oyj Class B	730	36,558
Metso Oyj	835	23,867
Nokia Oyj	28,846	139,591
Nokian Renkaat Oyj	703	26,264
Sampo Oyj Class A	2,853	128,162
Stora Enso Oyj Class R	4,247	45,736
UPM-Kymmene Oyj	2,945	72,500

Total Finland		606,478

France - 4.2%
Amundi S.A.(b)	252	13,217
AXA S.A.	10,537	266,567
BNP Paribas S.A.	3,401	217,205
Bouygues S.A.	1,558	55,946
Casino Guichard Perrachon S.A.	840	40,392
CNP Assurances	2,481	46,056
Credit Agricole S.A.	9,897	122,970
Edenred	597	11,860
Electricite de France S.A.(a)	19,530	199,401
Engie S.A.	16,810	214,892
Eutelsat Communications S.A.	1,432	27,784
ICADE	489	34,964
Lagardere SCA	1,011	28,146
Metropole Television S.A.	1,424	26,540
Natixis S.A.	15,463	87,419
Orange S.A.	13,151	200,228
Sanofi	5,039	408,715
SCOR SE	1,609	55,716
Societe Generale S.A.	2,981	146,976
Suez	2,211	32,684
Technip S.A.	704	50,352
TOTAL S.A.	13,083	672,302
Unibail-Rodamco SE	464	110,972
Veolia Environnement S.A.	1,159	19,773
Vivendi S.A.	13,259	252,498

Total France		3,343,575

Germany - 3.0%
Allianz SE Registered Shares	1,755	290,621
Axel Springer SE	322	15,667
BASF SE	3,169	295,176
Bayerische Motoren Werke AG	2,221	207,906
Daimler AG Registered Shares	4,874	363,561
Deutsche Lufthansa AG Registered Shares	2,921	37,803
Deutsche Telekom AG Registered Shares	13,722	236,710
E.ON SE	14,260	100,773
Evonik Industries AG	1,103	33,017
Freenet AG	1,157	32,656
Hugo Boss AG	496	30,411
K+S AG Registered Shares(a)	1,377	32,955
METRO AG	1,128	37,579
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	819	155,189
ProSiebenSat.1 Media SE	959	37,031
Siemens AG Registered Shares	3,477	428,348
Telefonica Deutschland Holding AG	17,611	75,601

Total Germany		2,411,004

Hong Kong - 0.9%
BOC Hong Kong Holdings Ltd.	36,500	130,641
CLP Holdings Ltd.	8,500	78,114
CP Pokphand Co., Ltd.	108,000	13,373
Hang Lung Properties Ltd.	13,472	28,566
Hang Seng Bank Ltd.	6,900	128,421
Hopewell Holdings Ltd.	8,500	29,382
Hysan Development Co., Ltd.	6,000	24,803
New World Development Co., Ltd.	39,423	41,695
PCCW Ltd.	14,000	7,584
Power Assets Holdings Ltd.	7,000	61,710
Sino Land Co., Ltd.	26,000	38,967
SJM Holdings Ltd.	61,000	47,836
Swire Pacific Ltd. Class A	6,500	62,081
Wharf Holdings Ltd. (The)	6,519	43,344

Total Hong Kong		736,517

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	775	54,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
Indonesia - 0.1%
Gudang Garam Tbk PT	4,200	$19,921
Perusahaan Gas Negara Persero Tbk	118,200	23,688
United Tractors Tbk PT	16,500	26,025

Total Indonesia		69,634

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	23,921	45,497
Israel Chemicals Ltd.	5,524	22,678

Total Israel		68,175

Italy - 1.4%
ACEA SpA	1,326	16,154
Assicurazioni Generali SpA	6,547	97,505
Atlantia SpA	2,245	52,710
Azimut Holding SpA	675	11,292
Banca Generali SpA	934	22,323
Banca Mediolanum SpA	3,484	25,098
Enel SpA	35,715	157,764
Eni SpA	18,632	304,018
Hera SpA	12,750	29,478
Intesa Sanpaolo SpA	73,667	188,501
Mediobanca SpA	1,650	13,496
Poste Italiane SpA(b)	3,447	22,923
Snam SpA	19,493	80,473
Societa Iniziative Autostradali e Servizi SpA	1,092	9,329
Telecom Italia SpA RSP	26,485	19,191
Terna Rete Elettrica Nazionale SpA	9,928	45,572
Unione di Banche Italiane SpA(a)	5,177	14,263
UnipolSai SpA	23,203	49,681

Total Italy		1,159,771

Japan - 3.6%
Amada Holdings Co., Ltd.	900	10,070
Aozora Bank Ltd.	8,331	29,500
Bridgestone Corp.	2,600	93,937
Canon, Inc.(a)	5,800	163,853
Chugoku Electric Power Co., Inc. (The)	1,800	21,158
Daiwa Securities Group, Inc.	12,601	77,820
Fuji Heavy Industries Ltd.	2,700	110,468
Hino Motors Ltd.	2,500	25,507
Hokuriku Electric Power Co.	1,600	17,971
ITOCHU Corp.	8,542	113,664
Japan Airlines Co., Ltd.	1,700	49,775
Japan Post Holdings Co., Ltd.	11,500	143,855
JX Holdings, Inc.	15,500	65,742
Kawasaki Heavy Industries Ltd.	7,000	22,026
Konica Minolta, Inc.	2,600	25,881
Marubeni Corp.	5,669	32,215
Mitsubishi UFJ Financial Group, Inc.	32,600	201,299
Mitsui & Co., Ltd.	5,658	77,956
Mixi, Inc.	400	14,644
Mizuho Financial Group, Inc.	64,100	115,301
MS&AD Insurance Group Holdings, Inc.	1,100	34,178
Nissan Motor Co., Ltd.	17,800	179,396
NSK Ltd.	2,100	24,379
Oracle Corp.	1,100	55,549
Resona Holdings, Inc.	12,000	61,680
Ricoh Co., Ltd.	3,600	30,495
Sankyo Co., Ltd.	500	16,183
Showa Shell Sekiyu K.K.	1,200	11,184
Sony Financial Holdings, Inc.	1,100	17,202
Sumitomo Corp.	5,386	63,518
Sumitomo Mitsui Financial Group, Inc.	3,900	149,132
Sumitomo Mitsui Trust Holdings, Inc.	900	32,278
Sumitomo Rubber Industries Ltd.	1,300	20,687
T&D Holdings, Inc.	1,600	21,201
Takeda Pharmaceutical Co., Ltd.	2,500	103,635
TonenGeneral Sekiyu K.K.	1,000	10,563
Toyota Motor Corp.	11,000	648,673

Total Japan		2,892,575

Malaysia - 0.4%
AMMB Holdings Bhd	40,400	38,815
Astro Malaysia Holdings Bhd	20,800	12,055
Axiata Group Bhd	17,401	18,309
British American Tobacco Malaysia Bhd	1,700	16,901
DiGi.Com Bhd	62,600	67,400
Malayan Banking Bhd	31,800	58,128
Maxis Bhd	28,000	37,325
MISC Bhd	7,800	12,780
Sime Darby Bhd	6,100	11,014
YTL Power International Bhd	31,551	10,480

Total Malaysia		283,207

Mexico - 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,140	9,316
Wal-Mart de Mexico S.A.B. de C.V.	60,431	108,680

Total Mexico		117,996

Netherlands - 0.5%
ABN AMRO Group N.V. CVA(b)	2,055	45,626
Aegon N.V.	11,639	64,180
Boskalis Westminster	579	20,147
ING Groep N.V.	13,004	183,383
NN Group N.V.	1,348	45,775
Randstad Holding N.V.	731	39,731

Total Netherlands		398,842

New Zealand - 0.1%
Fletcher Building Ltd.	3,244	23,978
Mercury NZ Ltd.	11,142	22,997
Meridian Energy Ltd.	13,375	24,249
Spark New Zealand Ltd.	20,914	49,729

Total New Zealand		120,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
Norway - 0.6%
DNB ASA	2,747	$40,977
Gjensidige Forsikring ASA	1,946	30,972
Statoil ASA	14,283	262,837
Telenor ASA	7,321	109,717
Yara International ASA	1,711	67,584

Total Norway		512,087

Philippines - 0.2%
Aboitiz Power Corp.	32,400	27,178
DMCI Holdings, Inc.	55,000	14,670
Energy Development Corp.	120,100	12,442
Globe Telecom, Inc.	390	11,838
Manila Electric Co.	6,900	36,782
PLDT, Inc.	1,105	30,341

Total Philippines		133,251

Poland - 0.2%
Bank Handlowy w Warszawie S.A.	1,603	29,335
Bank Pekao S.A.	920	27,726
Orange Polska S.A.	7,567	9,988
Polskie Gornictwo Naftowe i Gazownictwo S.A.	13,114	17,687
Powszechny Zaklad Ubezpieczen S.A.	4,627	36,812

Total Poland		121,548

Portugal - 0.2%
EDP - Energias de Portugal S.A.	19,781	60,381
Galp Energia, SGPS, S.A.	2,737	40,964
Navigator Co. S.A. (The)	7,579	26,100

Total Portugal		127,445

Russia - 1.5%
Gazprom Neft PJSC ADR	3,590	63,004
Gazprom PJSC ADR	48,995	247,425
Lukoil PJSC ADR	4,186	234,835
MegaFon PJSC GDR Reg S	6,142	58,042
MMC Norilsk Nickel PJSC ADR	8,998	151,076
Mobile TeleSystems PJSC ADR	10,309	93,915
Novolipetsk Steel PJSC GDR	4,483	83,384
PhosAgro PJSC GDR Reg S	2,782	42,425
Rosneft Oil Co. PJSC GDR Reg S	23,245	151,092
RusHydro PJSC ADR	12,039	17,517
Severstal PJSC GDR Reg S	5,848	88,890
Sistema PJSC FC GDR Reg S	1,395	12,555

Total Russia		1,244,160

Singapore - 0.7%
DBS Group Holdings Ltd.	7,800	93,619
Frasers Centrepoint Ltd.	27,900	30,416
Hutchison Port Holdings Trust	70,200	30,537
Keppel Corp., Ltd.	7,300	29,257
Oversea-Chinese Banking Corp., Ltd.	19,103	117,948
Singapore Airlines Ltd.	1,200	8,032
Singapore Telecommunications Ltd.	76,400	193,023
StarHub Ltd.	10,200	19,839
United Overseas Bank Ltd.	4,013	56,666

Total Singapore		579,337

South Africa - 0.8%
Barclays Africa Group Ltd.	3,029	37,365
FirstRand Ltd.	19,166	74,520
Foschini Group Ltd. (The)	2,388	27,788
Hyprop Investments Ltd.	3,857	33,087
Imperial Holdings Ltd.	1,776	23,694
MMI Holdings Ltd.	12,416	21,418
MTN Group Ltd.	14,272	131,678
Nedbank Group Ltd.	2,710	47,191
RMB Holdings Ltd.	6,449	31,314
Sanlam Ltd.	10,434	47,992
Sasol Ltd.	2,233	65,137
Sibanye Gold Ltd.	2,652	4,924
Standard Bank Group Ltd.	1,568	17,400
Telkom S.A. SOC Ltd.	3,435	18,585
Truworths International Ltd.	3,641	21,212
Vodacom Group Ltd.	6,813	75,927

Total South Africa		679,232

South Korea - 0.3%
Korea Electric Power Corp.	3,129	114,119
POSCO	314	66,944
SK Telecom Co., Ltd.	267	49,518

Total South Korea		230,581

Spain - 2.3%
Abertis Infraestructuras S.A.	5,722	80,239
Acerinox S.A.	3,016	40,098
ACS Actividades de Construccion y Servicios S.A.	1,564	49,522
Atresmedia Corp. de Medios de Comunicacion S.A.	921	10,093
Banco Bilbao Vizcaya Argentaria S.A.	24,679	166,958
Banco de Sabadell S.A.	19,989	27,893
Banco Santander S.A.	62,962	329,323
Bankia S.A.	18,281	18,723
CaixaBank S.A.	21,061	69,752
Enagas S.A.	1,577	40,128
Endesa S.A.(a)	4,826	102,441
Ferrovial S.A.	1,590	28,501
Gas Natural SDG S.A.	4,711	88,993
Iberdrola S.A.	30,798	202,506
Mapfre S.A.	12,129	37,100
Mediaset Espana Comunicacion S.A.	1,327	15,606
Red Electrica Corp. S.A.	3,026	57,211
Repsol S.A.	6,812	96,422
Tecnicas Reunidas S.A.(a)	372	15,289
Telefonica S.A.	37,061	344,775

Total Spain		1,821,573

Sweden - 1.3%
Hennes & Mauritz AB Class B	4,461	124,432
Nordea Bank AB	23,097	257,549
Skandinaviska Enskilda Banken AB Class A	11,176	117,547
Skanska AB Class B	3,109	73,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
SKF AB Class B	1,547	$28,540
Svenska Handelsbanken AB Class A	6,783	94,526
Swedbank AB Class A	5,978	144,965
Telefonaktiebolaget LM Ericsson Class B	22,481	132,393
Telia Co. AB	21,321	86,156

Total Sweden		1,059,721

Switzerland - 2.3%
ABB Ltd. Registered Shares*	7,413	156,670
Adecco Group AG Registered Shares	380	24,920
Baloise Holding AG Registered Shares	650	82,053
Credit Suisse Group AG Registered Shares*	6,692	96,197
Kuehne + Nagel International AG Registered Shares	646	85,553
Novartis AG Registered Shares	7,893	575,462
STMicroelectronics N.V.	4,456	50,760
Sulzer AG Registered Shares	338	34,919
Swiss Re AG	1,890	179,451
Swisscom AG Registered Shares	277	124,307
UBS Group AG Registered Shares	15,763	247,375
Zurich Insurance Group AG*	752	207,469

Total Switzerland		1,865,136

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	34,108	34,977
Asia Cement Corp.	15,514	12,684
Asustek Computer, Inc.	5,486	45,108
Catcher Technology Co., Ltd.	2,000	13,901
Cathay Financial Holding Co., Ltd.	48,000	71,786
Cheng Shin Rubber Industry Co., Ltd.	8,197	15,464
China Development Financial Holding Corp.	128,000	32,011
Chunghwa Telecom Co., Ltd.	27,000	85,032
Compal Electronics, Inc.	20,000	11,449
CTBC Financial Holding Co., Ltd.	89,480	49,003
Far Eastern New Century Corp.	15,994	12,010
First Financial Holding Co., Ltd.	67,835	36,202
Formosa Chemicals & Fibre Corp.	10,000	29,880
Formosa Petrochemical Corp.	24,000	83,403
Formosa Plastics Corp.	9,000	24,909
Fubon Financial Holding Co., Ltd.	53,195	84,177
Hon Hai Precision Industry Co., Ltd.	62,500	163,285
MediaTek, Inc.	9,389	63,071
Mega Financial Holding Co., Ltd.	76,941	54,908
Nan Ya Plastics Corp.	20,000	44,184
Nanya Technology Corp.	17,686	26,505
Novatek Microelectronics Corp.	3,000	9,913
Pegatron Corp.	16,680	39,851
Quanta Computer, Inc.	20,210	37,813
Siliconware Precision Industries Co., Ltd.	18,000	26,724
SinoPac Financial Holdings Co., Ltd.	77,600	21,863
Taiwan Mobile Co., Ltd.	16,800	54,212
United Microelectronics Corp.	76,000	26,883
Yuanta Financial Holding Co., Ltd.	91,000	33,883

Total Taiwan		1,245,091

Thailand - 0.4%
Advanced Info Service PCL	13,041	53,533
Advanced Info Service PCL NVDR	4,100	16,830
Glow Energy PCL NVDR	6,500	14,339
Intouch Holdings PCL NVDR	18,571	25,800
Krung Thai Bank PCL NVDR	29,400	14,532
Land & Houses PCL NVDR	122,700	33,578
PTT Exploration & Production PCL NVDR	14,600	39,241
PTT Global Chemical PCL NVDR	12,236	21,526
Siam Commercial Bank PCL (The) NVDR	15,600	66,433
Total Access Communication PCL NVDR	20,600	21,716

Total Thailand		307,528

Turkey - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	33,093	28,129
Eregli Demir ve Celik Fabrikalari TAS	4,983	7,281
Ford Otomotiv Sanayi AS	1,944	16,900
Tupras Turkiye Petrol Rafinerileri AS	2,165	43,545
Turk Telekomunikasyon AS	32,349	48,557

Total Turkey		144,412

United Kingdom - 7.2%
Aberdeen Asset Management PLC	3,032	9,640
Admiral Group PLC	802	18,105
AstraZeneca PLC	5,391	295,599
Aviva PLC	13,436	80,753
BAE Systems PLC	18,857	137,823
Barratt Developments PLC	2,433	13,901
Berkeley Group Holdings PLC	1,239	42,990
BP PLC	126,642	797,448
Capita PLC	3,194	20,957
Centrica PLC	23,413	67,726
Cobham PLC	5,871	11,876
Direct Line Insurance Group PLC	4,079	18,619
Dunelm Group PLC	1,013	10,070
easyJet PLC	2,622	32,561
GlaxoSmithKline PLC	27,504	530,850
HSBC Holdings PLC	93,500	758,938
IG Group Holdings PLC	3,247	19,824
Imperial Brands PLC	4,435	194,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
Inmarsat PLC	3,697	$34,330
International Consolidated Airlines Group S.A.	9,392	50,809
Intu Properties PLC(a)	4,842	16,830
ITV PLC	36,339	92,678
J Sainsbury PLC	13,751	42,360
Legal & General Group PLC	31,699	96,982
Lloyds Banking Group PLC	200,018	154,495
Man Group PLC	14,853	21,712
Marks & Spencer Group PLC	9,640	41,691
National Grid PLC	20,179	237,273
NEX Group PLC	3,517	20,184
Next PLC	874	53,814
Old Mutual PLC	21,413	54,849
Pearson PLC	4,773	48,273
Pennon Group PLC	2,219	22,676
Persimmon PLC	1,465	32,150
Rio Tinto PLC	5,958	232,529
Royal Dutch Shell PLC Class A	26,510	734,577
Royal Mail PLC	6,149	35,110
Severn Trent PLC	1,513	41,541
Sky PLC	5,198	63,651
SSE PLC	6,040	115,905
Standard Life PLC	10,506	48,292
TalkTalk Telecom Group PLC(a)	7,130	14,907
Tate & Lyle PLC	1,850	16,173
TP ICAP PLC	2,873	15,382
United Utilities Group PLC	4,727	52,627
Vodafone Group PLC	134,231	331,476
William Hill PLC	2,207	7,914

Total United Kingdom		5,793,003

United States - 54.6%
AbbVie, Inc.	11,991	750,876
AES Corp.	5,430	63,097
Alliant Energy Corp.	1,424	53,955
Altria Group, Inc.	13,758	930,316
Ameren Corp.	2,023	106,127
American Campus Communities, Inc.	731	36,382
American Eagle Outfitters, Inc.	1,705	25,865
American Electric Power Co., Inc.	3,508	220,864
Ameriprise Financial, Inc.	508	56,358
Apple Hospitality REIT, Inc.	420	8,392
AT&T, Inc.	57,092	2,428,123
AvalonBay Communities, Inc.	383	67,848
Avangrid, Inc.	1,788	67,729
B&G Foods, Inc.	262	11,476
BB&T Corp.	1,051	49,418
Best Buy Co., Inc.	1,602	68,357
BGC Partners, Inc. Class A	1,121	11,468
Boeing Co. (The)	3,790	590,027
Brandywine Realty Trust	2,725	44,990
CA, Inc.	2,533	80,473
Camden Property Trust	732	61,539
Care Capital Properties, Inc.	675	16,875
Caterpillar, Inc.	4,541	421,132
CBL & Associates Properties, Inc.	3,535	40,653
CenterPoint Energy, Inc.	4,299	105,927
CenturyLink, Inc.	9,324	221,725
CF Industries Holdings, Inc.	2,688	84,618
Chevron Corp.	15,902	1,871,665
Cinemark Holdings, Inc.	364	13,963
Cisco Systems, Inc.	31,215	943,317
CME Group, Inc.	2,889	333,246
CMS Energy Corp.	1,417	58,976
Coach, Inc.	2,440	85,449
Coca-Cola Co. (The)	26,051	1,080,074
Columbia Property Trust, Inc.	1,238	26,741
Communications Sales & Leasing, Inc.	1,350	34,304
Compass Minerals International, Inc.(a)	387	30,321
ConocoPhillips	8,828	442,636
Consolidated Edison, Inc.	2,208	162,685
Covanta Holding Corp.	1,761	27,472
Cracker Barrel Old Country Store, Inc.(a)	107	17,867
Crown Castle International Corp.	2,431	210,938
Cullen/Frost Bankers, Inc.	590	52,056
Cummins, Inc.	1,009	137,900
Cypress Semiconductor Corp.(a)	2,064	23,612
Darden Restaurants, Inc.	879	63,921
DDR Corp.	2,789	42,588
Deere & Co.	1,836	189,181
Digital Realty Trust, Inc.	1,091	107,202
Dominion Resources, Inc.	3,819	292,497
Domtar Corp.	488	19,047
Dow Chemical Co. (The)	7,624	436,245
DTE Energy Co.	1,099	108,263
Duke Energy Corp.	5,766	447,557
Emerson Electric Co.	4,971	277,133
Entergy Corp.	1,913	140,548
EPR Properties	986	70,765
Equity Residential	1,180	75,945
Eversource Energy	1,718	94,885
Exelon Corp.	6,790	240,977
Extended Stay America, Inc.	2,154	34,787
Extra Space Storage, Inc.	371	28,656
Exxon Mobil Corp.	28,407	2,564,016
FirstEnergy Corp.	3,747	116,045
Flowers Foods, Inc.(a)	1,578	31,513
Ford Motor Co.	38,152	462,784
Frontier Communications Corp.(a)	24,519	82,874
GameStop Corp. Class A(a)	1,264	31,929
Gaming and Leisure Properties, Inc.	1,559	47,737
Gap, Inc. (The)	2,630	59,017
General Electric Co.	60,381	1,908,040
General Mills, Inc.	3,211	198,343
General Motors Co.	13,866	483,091
Great Plains Energy, Inc.	1,831	50,078
H&R Block, Inc.	1,518	34,899
Hancock Holding Co.	1,087	46,850
Hawaiian Electric Industries, Inc.	1,221	40,378
HCP, Inc.	4,723	140,368
Helmerich & Payne, Inc.	1,105	85,527
Highwoods Properties, Inc.	929	47,388
HollyFrontier Corp.	2,244	73,513
Hospitality Properties Trust	1,942	61,639
Host Hotels & Resorts, Inc.	6,584	124,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
HP, Inc.	11,021	$163,552
HSN, Inc.	520	17,836
Huntsman Corp.	2,926	55,828
International Business Machines Corp.	6,426	1,066,652
International Paper Co.	2,749	145,862
Iron Mountain, Inc.	2,481	80,583
Kimberly-Clark Corp.	1,968	224,588
Kimco Realty Corp.	3,115	78,373
Kinder Morgan, Inc.	19,756	409,147
KLA-Tencor Corp.	878	69,081
Kohl’s Corp.	1,716	84,736
L Brands, Inc.	1,707	112,389
Lamar Advertising Co. Class A	943	63,407
Las Vegas Sands Corp.	7,992	426,853
LaSalle Hotel Properties	1,049	31,963
Leggett & Platt, Inc.	399	19,503
Liberty Property Trust	1,745	68,928
LPL Financial Holdings, Inc.	339	11,936
Macerich Co. (The)	941	66,660
Macquarie Infrastructure Corp.	736	60,131
Macy’s, Inc.	2,563	91,781
Marathon Petroleum Corp.	3,143	158,250
Mattel, Inc.	4,582	126,234
Maxim Integrated Products, Inc.	1,573	60,671
McDonald’s Corp.	5,982	728,129
MDU Resources Group, Inc.	1,536	44,191
Medical Properties Trust, Inc.	3,986	49,028
Merck & Co., Inc.	17,782	1,046,826
Meredith Corp.	238	14,078
MetLife, Inc.	6,039	325,442
Mid-America Apartment Communities, Inc.	461	45,141
Mosaic Co. (The)	3,359	98,519
Murphy Oil Corp.(a)	2,075	64,595
National Fuel Gas Co.	397	22,486
National Oilwell Varco, Inc.	2,426	90,829
National Retail Properties, Inc.	1,082	47,824
Navient Corp.	4,625	75,989
New Jersey Resources Corp.	361	12,816
New York Community Bancorp, Inc.	4,996	79,486
Nordstrom, Inc.	903	43,281
NorthStar Asset Management Group, Inc.	672	10,026
NorthStar Realty Finance Corp.	3,217	48,738
NorthWestern Corp.	158	8,985
NRG Energy, Inc.	2,335	28,627
Nucor Corp.	2,153	128,147
Occidental Petroleum Corp.	6,130	436,640
Oceaneering International, Inc.	320	9,027
OGE Energy Corp.	1,306	43,686
Old Republic International Corp.	2,928	55,632
Olin Corp.	1,185	30,348
Omega Healthcare Investors, Inc.	1,526	47,703
ONEOK, Inc.	2,344	134,569
Outfront Media, Inc.	1,793	44,592
PACCAR, Inc.	2,354	150,421
Packaging Corp. of America	509	43,173
PacWest Bancorp	1,057	57,543
Paychex, Inc.	2,251	137,041
PBF Energy, Inc. Class A	1,225	34,153
People’s United Financial, Inc.	3,991	77,266
Pfizer, Inc.	41,984	1,363,640
PG&E Corp.	3,099	188,326
Philip Morris International, Inc.	13,675	1,251,126
Phillips 66	2,723	235,294
Piedmont Office Realty Trust, Inc. Class A	2,117	44,266
Pinnacle West Capital Corp.	964	75,221
Pitney Bowes, Inc.	1,792	27,220
PPL Corp.	5,608	190,952
Principal Financial Group, Inc.	1,269	73,424
Procter & Gamble Co. (The)	16,658	1,400,605
Prologis, Inc.	3,597	189,886
Prudential Financial, Inc.	2,581	268,579
Public Service Enterprise Group, Inc.	3,575	156,871
Public Storage	674	150,639
QUALCOMM, Inc.	9,739	634,983
Rayonier, Inc.	1,330	35,378
Realty Income Corp.	1,744	100,245
Regal Entertainment Group Class A(a)	804	16,562
Reynolds American, Inc.	9,390	526,216
RLJ Lodging Trust	2,164	52,996
Ryman Hospitality Properties, Inc.	184	11,594
SCANA Corp.	1,218	89,255
SemGroup Corp. Class A	494	20,625
Senior Housing Properties Trust	4,138	78,332
Simon Property Group, Inc.	1,628	289,247
Six Flags Entertainment Corp.	689	41,312
South Jersey Industries, Inc.	306	10,309
Southern Co. (The)	7,878	387,519
Spectra Energy Corp.	5,468	224,680
Spirit Realty Capital, Inc.	5,625	61,088
Staples, Inc.	8,046	72,816
T. Rowe Price Group, Inc.	627	47,188
Targa Resources Corp.	1,528	85,675
Target Corp.	3,709	267,901
Taubman Centers, Inc.	314	23,214
Timken Co. (The)	1,015	40,296
Tupperware Brands Corp.	612	32,203
UDR, Inc.	1,118	40,785
Umpqua Holdings Corp.	2,672	50,180
Valero Energy Corp.	3,837	262,144
Vector Group Ltd.	1,641	37,316
Vectren Corp.	349	18,200
Ventas, Inc.	2,725	170,367
VEREIT, Inc.	2,989	25,287
Verizon Communications, Inc.	37,444	1,998,761
Viacom, Inc. Class B	2,709	95,086
W.P. Carey, Inc.	1,336	78,944
Washington Prime Group, Inc.	4,389	45,689
WEC Energy Group, Inc.	1,607	94,251
Weingarten Realty Investors	663	23,729
Wells Fargo & Co.	23,637	1,302,635
Welltower, Inc.	2,998	200,656
Western Digital Corp.	1,812	123,125
Western Refining, Inc.	1,061	40,159
Western Union Co. (The)	2,824	61,337
WestRock Co.	1,358	68,946
Weyerhaeuser Co.	5,406	162,667
WGL Holdings, Inc.	425	32,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2016

Investments	Shares	Value
Williams Cos., Inc. (The)	10,472	$326,098
Wyndham Worldwide Corp.	471	35,970
Xcel Energy, Inc.	3,572	145,380
Xerox Corp.	5,869	51,236

Total United States		43,805,072

TOTAL COMMON STOCKS (Cost: $76,942,204)		80,005,714

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A., expiring 1/12/17* (Cost $2,376)	6,812	2,529

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree High Dividend Fund(c)	151	10,163
WisdomTree International High Dividend Fund(c)	802	30,564

TOTAL EXCHANGE-TRADED FUNDS (Cost: $41,535)		40,727

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $350,287)(e)	350,287	350,287

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $77,336,402)		80,399,257
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(130,796)

NET ASSETS - 100.0%		$80,268,461

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,049,398 and the total market value of the collateral held by the Fund was $1,097,673. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $747,386.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 1.8%
Boeing Co. (The)	82,515	$12,845,935
Lockheed Martin Corp.	39,579	9,892,375

Total Aerospace & Defense		22,738,310

Auto Components - 0.0%
Superior Industries International, Inc.	5,381	141,789

Automobiles - 1.6%
Ford Motor Co.	848,945	10,297,703
General Motors Co.	295,944	10,310,689

Total Automobiles		20,608,392

Banks - 3.4%
American National Bankshares, Inc.	1,601	55,715
Arrow Financial Corp.	1,679	68,000
Banc of California, Inc.	8,170	141,749
Bridge Bancorp, Inc.	2,794	105,893
City Holding Co.	2,738	185,089
CNB Financial Corp.	2,315	61,903
Columbia Banking System, Inc.	8,703	388,850
Community Trust Bancorp, Inc.	3,083	152,917
Cullen/Frost Bankers, Inc.	7,580	668,783
Financial Institutions, Inc.	2,610	89,262
First Bancorp, Inc.	2,245	74,309
Flushing Financial Corp.	4,245	124,761
FNB Corp.	31,358	502,669
Heritage Commerce Corp.	1,442	20,808
Old National Bancorp	21,377	387,993
Opus Bank	2,724	81,856
PacWest Bancorp	21,151	1,151,460
Park National Corp.	2,349	281,081
Penns Woods Bancorp, Inc.	811	40,956
People’s United Financial, Inc.	51,597	998,918
Peoples Financial Services Corp.	1,174	57,174
Sandy Spring Bancorp, Inc.	4,581	183,194
Southside Bancshares, Inc.	4,687	176,559
Trustmark Corp.	8,415	299,995
Umpqua Holdings Corp.	35,663	669,751
United Bankshares, Inc.(a)	9,945	459,956
Univest Corp. of Pennsylvania	5,005	154,654
Valley National Bancorp	50,790	591,196
Washington Trust Bancorp, Inc.	2,178	122,077
Wells Fargo & Co.	641,330	35,343,696
West Bancorporation, Inc.	3,200	79,040

Total Banks		43,720,264

Beverages - 3.8%
Coca-Cola Co. (The)	688,213	28,533,311
PepsiCo, Inc.	200,060	20,932,278

Total Beverages		49,465,589

Biotechnology - 1.6%
AbbVie, Inc.	324,539	20,322,632

Capital Markets - 0.5%
Arlington Asset Investment Corp. Class A(a)	16,111	238,765
Artisan Partners Asset Management, Inc. Class A	14,027	417,303
BGC Partners, Inc. Class A	68,704	702,842
Cohen & Steers, Inc.	7,197	241,819
Federated Investors, Inc. Class B	18,447	521,681
Gain Capital Holdings, Inc.	7,146	47,021
Greenhill & Co., Inc.	9,879	273,648
Janus Capital Group, Inc.	23,916	317,365
Moelis & Co. Class A	4,107	139,227
T. Rowe Price Group, Inc.	32,875	2,474,173
Virtu Financial, Inc. Class A	8,847	141,110
Waddell & Reed Financial, Inc. Class A(a)	31,716	618,779
Westwood Holdings Group, Inc.	1,845	110,682

Total Capital Markets		6,244,415

Chemicals - 1.1%
CF Industries Holdings, Inc.	43,178	1,359,244
Dow Chemical Co. (The)	172,250	9,856,145
Innophos Holdings, Inc.	3,308	172,876
Kronos Worldwide, Inc.	29,243	349,161
Mosaic Co. (The)	58,885	1,727,097
Olin Corp.	25,048	641,479

Total Chemicals		14,106,002

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	45,818	714,761
Ennis, Inc.	4,627	80,278
Essendant, Inc.	4,386	91,667
KAR Auction Services, Inc.	19,123	815,022
McGrath RentCorp	4,509	176,708
Pitney Bowes, Inc.	39,294	596,876
Quad/Graphics, Inc.	8,921	239,796
RR Donnelley & Sons Co.	11,543	188,382
Steelcase, Inc. Class A	11,823	211,632
West Corp.	15,712	389,029

Total Commercial Services & Supplies		3,504,151

Communications Equipment - 2.0%
Cisco Systems, Inc.	831,209	25,119,136
Comtech Telecommunications Corp.	8,248	97,739

Total Communications Equipment		25,216,875

Consumer Finance - 0.1%
Navient Corp.	55,934	918,996

Containers & Packaging - 0.6%
Greif, Inc. Class B(a)	3,769	254,596
International Paper Co.	68,826	3,651,907
Myers Industries, Inc.	5,450	77,935
Packaging Corp. of America	13,195	1,119,200
Sonoco Products Co.	13,321	702,017
WestRock Co.	36,656	1,861,025

Total Containers & Packaging		7,666,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
Distributors - 0.0%
Weyco Group, Inc.	1,621	$50,737

Diversified Consumer Services - 0.1%
H&R Block, Inc.	40,062	921,025

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	2,009	41,988

Diversified Telecommunication Services - 9.1%
AT&T, Inc.	1,428,369	60,748,534
CenturyLink, Inc.	234,416	5,574,413
Cogent Communications Holdings, Inc.	9,938	410,936
Consolidated Communications Holdings, Inc.	14,013	376,249
Frontier Communications Corp.	630,696	2,131,752
IDT Corp. Class B	7,326	135,824
Inteliquent, Inc.	6,066	139,033
Verizon Communications, Inc.	876,671	46,796,698
Windstream Holdings, Inc.(a)	36,622	268,439

Total Diversified Telecommunication Services		116,581,878

Electric Utilities - 6.2%
ALLETE, Inc.	7,694	493,878
Alliant Energy Corp.	35,178	1,332,894
American Electric Power Co., Inc.	91,566	5,764,995
Avangrid, Inc.	69,343	2,626,713
Duke Energy Corp.	149,582	11,610,555
Edison International	42,834	3,083,620
El Paso Electric Co.	5,172	240,498
Empire District Electric Co. (The)	6,563	223,733
Entergy Corp.	42,369	3,112,850
Eversource Energy	50,389	2,782,984
Exelon Corp.	162,620	5,771,384
FirstEnergy Corp.	95,425	2,955,312
Great Plains Energy, Inc.	40,189	1,099,169
Hawaiian Electric Industries, Inc.	20,095	664,542
IDACORP, Inc.	6,698	539,524
NextEra Energy, Inc.	68,717	8,208,933
OGE Energy Corp.	35,358	1,182,725
Otter Tail Corp.	5,857	238,966
PG&E Corp.	80,251	4,876,853
Pinnacle West Capital Corp.	18,543	1,446,910
PNM Resources, Inc.	10,008	343,274
Portland General Electric Co.	12,869	557,614
PPL Corp.	147,571	5,024,793
Southern Co. (The)	218,630	10,754,410
Westar Energy, Inc.	18,425	1,038,249
Xcel Energy, Inc.	83,500	3,398,450

Total Electric Utilities		79,373,828

Electrical Equipment - 0.5%
Emerson Electric Co.	103,858	5,790,084
General Cable Corp.	8,868	168,935

Total Electrical Equipment		5,959,019

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	22,654	354,082
Daktronics, Inc.	10,303	110,242

Total Electronic Equipment, Instruments & Components		464,324

Energy Equipment & Services - 0.1%
Archrock, Inc.	12,282	162,123
Helmerich & Payne, Inc.	18,363	1,421,296

Total Energy Equipment & Services		1,583,419

Equity Real Estate Investment Trusts (REITs) - 12.4%
Acadia Realty Trust	10,731	350,689
Agree Realty Corp.	5,355	246,598
Alexander’s, Inc.	912	389,305
Alexandria Real Estate Equities, Inc.	11,139	1,237,877
American Campus Communities, Inc.	22,944	1,141,923
Apartment Investment & Management Co. Class A	24,414	1,109,616
Apple Hospitality REIT, Inc.	62,851	1,255,763
Armada Hoffler Properties, Inc.	9,064	132,062
Ashford Hospitality Prime, Inc.	1,011	13,800
Ashford Hospitality Trust, Inc.	35,887	278,483
AvalonBay Communities, Inc.	21,025	3,724,579
Bluerock Residential Growth REIT, Inc.	9,690	132,947
Brandywine Realty Trust	34,237	565,253
Brixmor Property Group, Inc.	60,055	1,466,543
Camden Property Trust	15,928	1,339,067
Care Capital Properties, Inc.	36,194	904,850
CareTrust REIT, Inc.	13,470	206,360
CatchMark Timber Trust, Inc. Class A	8,169	91,983
CBL & Associates Properties, Inc.	71,483	822,055
Cedar Realty Trust, Inc.	5,568	36,359
Chatham Lodging Trust	10,453	214,809
Chesapeake Lodging Trust	17,625	455,783
Colony Starwood Homes	12,593	362,804
Columbia Property Trust, Inc.	30,674	662,558
Communications Sales & Leasing, Inc.	71,697	1,821,821
Community Healthcare Trust, Inc.	2,238	51,541
CoreCivic, Inc.	49,254	1,204,753
CorEnergy Infrastructure Trust, Inc.	5,149	179,597
CoreSite Realty Corp.	4,580	363,515
Corporate Office Properties Trust	17,123	534,580
Cousins Properties, Inc.	72,166	614,133
Crown Castle International Corp.	76,266	6,617,601
CubeSmart	27,941	747,981
CyrusOne, Inc.	12,852	574,870
DCT Industrial Trust, Inc.	11,567	553,828
DDR Corp.	83,254	1,271,289
DiamondRock Hospitality Co.	46,185	532,513
Digital Realty Trust, Inc.	28,874	2,837,159
Duke Realty Corp.	49,225	1,307,416
DuPont Fabros Technology, Inc.	17,231	756,958
Easterly Government Properties, Inc.	5,455	109,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
EastGroup Properties, Inc.	5,389	$397,924
Education Realty Trust, Inc.	11,951	505,527
EPR Properties	16,582	1,190,090
Equity One, Inc.	21,383	656,244
Equity Residential	56,167	3,614,908
Essex Property Trust, Inc.	9,176	2,133,420
Extra Space Storage, Inc.	24,487	1,891,376
Federal Realty Investment Trust	9,503	1,350,471
FelCor Lodging Trust, Inc.	13,902	111,355
First Industrial Realty Trust, Inc.	13,782	386,585
First Potomac Realty Trust	16,546	181,510
Four Corners Property Trust, Inc.	11,858	243,326
Franklin Street Properties Corp.	30,546	395,876
Gaming and Leisure Properties, Inc.	75,404	2,308,870
General Growth Properties, Inc.	142,595	3,562,023
Geo Group, Inc. (The)	27,153	975,607
Getty Realty Corp.	9,162	233,539
Gladstone Commercial Corp.	11,323	227,592
Global Net Lease, Inc.	68,027	532,651
Government Properties Income Trust	30,243	576,583
Gramercy Property Trust	106,417	976,908
HCP, Inc.	112,437	3,341,628
Healthcare Realty Trust, Inc.	21,687	657,550
Healthcare Trust of America, Inc. Class A	28,385	826,287
Hersha Hospitality Trust	11,355	244,133
Highwoods Properties, Inc.	16,666	850,133
Hospitality Properties Trust	52,606	1,669,714
Host Hotels & Resorts, Inc.	150,096	2,827,809
Independence Realty Trust, Inc.	22,389	199,710
InfraREIT, Inc.	9,425	168,802
Investors Real Estate Trust	44,775	319,246
Iron Mountain, Inc.	78,818	2,560,009
Kimco Realty Corp.	82,753	2,082,065
Kite Realty Group Trust	17,957	421,630
Lamar Advertising Co. Class A	17,990	1,209,648
LaSalle Hotel Properties	32,217	981,652
Lexington Realty Trust	74,009	799,297
Liberty Property Trust	33,629	1,328,346
Life Storage, Inc.	9,477	808,009
LTC Properties, Inc.	8,863	416,384
Macerich Co. (The)	27,381	1,939,670
Medical Properties Trust, Inc.	109,903	1,351,807
Mid-America Apartment Communities, Inc.	13,065	1,279,325
Monmouth Real Estate Investment Corp. Class A	15,315	233,401
Monogram Residential Trust, Inc.	18,111	195,961
National Health Investors, Inc.	9,387	696,234
National Retail Properties, Inc.	30,836	1,362,951
National Storage Affiliates Trust	5,386	118,869
New Senior Investment Group, Inc.	41,713	408,370
NexPoint Residential Trust, Inc.	6,770	151,242
NorthStar Realty Europe Corp.	9,555	120,106
NorthStar Realty Finance Corp.	91,493	1,386,119
Omega Healthcare Investors, Inc.	73,028	2,282,855
One Liberty Properties, Inc.	6,139	154,212
Outfront Media, Inc.	36,693	912,555
Pebblebrook Hotel Trust	15,043	447,529
Pennsylvania Real Estate Investment Trust	14,432	273,631
Physicians Realty Trust	28,494	540,246
Piedmont Office Realty Trust, Inc. Class A	28,536	596,688
Potlatch Corp.	6,902	287,468
Preferred Apartment Communities, Inc. Class A	6,927	103,282
Prologis, Inc.	81,728	4,314,421
Public Storage	30,152	6,738,972
QTS Realty Trust, Inc. Class A	6,227	309,171
Ramco-Gershenson Properties Trust	20,290	336,408
Rayonier, Inc.	21,185	563,521
Realty Income Corp.	54,184	3,114,496
Regency Centers Corp.	14,139	974,884
Retail Opportunity Investments Corp.	20,114	425,009
Retail Properties of America, Inc. Class A	48,953	750,449
RLJ Lodging Trust	32,014	784,023
Ryman Hospitality Properties, Inc.	11,760	740,998
Sabra Health Care REIT, Inc.	21,658	528,888
Saul Centers, Inc.	3,400	226,474
Select Income REIT	34,676	873,835
Senior Housing Properties Trust	98,379	1,862,314
Silver Bay Realty Trust Corp.	5,291	90,688
Simon Property Group, Inc.	53,968	9,588,495
Spirit Realty Capital, Inc.	146,572	1,591,772
STAG Industrial, Inc.	21,616	515,974
STORE Capital Corp.	32,828	811,180
Summit Hotel Properties, Inc.	16,331	261,786
Sun Communities, Inc.	11,681	894,881
Tanger Factory Outlet Centers, Inc.	16,729	598,564
Taubman Centers, Inc.	9,107	673,281
Terreno Realty Corp.	7,173	204,359
Tier REIT, Inc.	10,825	188,247
UDR, Inc.	42,855	1,563,350
UMH Properties, Inc.	10,079	151,689
Universal Health Realty Income Trust	2,704	177,355
Urban Edge Properties	15,128	416,171
Urstadt Biddle Properties, Inc. Class A	7,676	185,068
Ventas, Inc.	80,190	5,013,479
VEREIT, Inc.	301,477	2,550,495
W.P. Carey, Inc.	33,226	1,963,324
Washington Prime Group, Inc.	86,956	905,212
Washington Real Estate Investment Trust	14,643	478,680
Weingarten Realty Investors	25,176	901,049
Welltower, Inc.	90,968	6,088,488
Weyerhaeuser Co.	136,681	4,112,731
Whitestone REIT	13,033	187,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
Xenia Hotels & Resorts, Inc.	29,120	$565,510

Total Equity Real Estate Investment Trusts (REITs)		159,450,894

Food & Staples Retailing - 2.3%
Village Super Market, Inc. Class A	2,947	91,062
Wal-Mart Stores, Inc.	422,962	29,235,134

Total Food & Staples Retailing		29,326,196

Food Products - 2.2%
Archer-Daniels-Midland Co.	72,358	3,303,142
B&G Foods, Inc.	11,785	516,183
Flowers Foods, Inc.	32,723	653,478
General Mills, Inc.	86,179	5,323,277
Kellogg Co.	47,901	3,530,783
Kraft Heinz Co. (The)	167,668	14,640,770

Total Food Products		27,967,633

Gas Utilities - 0.2%
National Fuel Gas Co.	11,697	662,518
New Jersey Resources Corp.	11,944	424,012
Northwest Natural Gas Co.	5,224	312,395
South Jersey Industries, Inc.	12,471	420,148
Spire, Inc.	7,380	476,379
WGL Holdings, Inc.	6,224	474,767

Total Gas Utilities		2,770,219

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	8,311	147,105

Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc.	19,310	151,583
Owens & Minor, Inc.	7,240	255,500

Total Health Care Providers & Services		407,083

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	3,175	74,930

Hotels, Restaurants & Leisure - 2.7%
Bob Evans Farms, Inc.	3,541	188,417
ClubCorp Holdings, Inc.	7,524	107,969
Cracker Barrel Old Country Store, Inc.(a)	3,157	527,156
Darden Restaurants, Inc.	17,224	1,252,529
DineEquity, Inc.	3,967	305,459
ILG, Inc.	14,009	254,544
Las Vegas Sands Corp.	199,142	10,636,174
McDonald’s Corp.	123,784	15,066,988
Six Flags Entertainment Corp.	19,163	1,149,013
Speedway Motorsports, Inc.	6,013	130,302
Wyndham Worldwide Corp.	13,207	1,008,619
Yum! Brands, Inc.	55,640	3,523,681

Total Hotels, Restaurants & Leisure		34,150,851

Household Durables - 0.1%
Leggett & Platt, Inc.	17,391	850,072
MDC Holdings, Inc.	9,985	256,215
Tupperware Brands Corp.	12,264	645,332

Total Household Durables		1,751,619

Household Products - 3.1%
Kimberly-Clark Corp.	54,744	6,247,385
Orchids Paper Products Co.	2,934	76,812
Procter & Gamble Co. (The)	407,329	34,248,223

Total Household Products		40,572,420

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	118,371	1,375,471
NRG Yield, Inc. Class A	12,086	185,641
Pattern Energy Group, Inc.	32,226	611,972

Total Independent Power & Renewable Electricity Producers		2,173,084

Industrial Conglomerates - 3.0%
General Electric Co.	1,227,838	38,799,681

Insurance - 1.8%
American National Insurance Co.	3,286	409,469
Arthur J. Gallagher & Co.	25,747	1,337,814
Baldwin & Lyons, Inc. Class B	3,063	77,188
Donegal Group, Inc. Class A	3,843	67,176
EMC Insurance Group, Inc.	3,942	118,299
Erie Indemnity Co. Class A	5,683	639,053
First American Financial Corp.	19,394	710,402
FNF Group	38,173	1,296,355
HCI Group, Inc.	1,828	72,169
Horace Mann Educators Corp.	4,861	208,051
Mercury General Corp.	11,064	666,164
MetLife, Inc.	147,007	7,922,207
Old Republic International Corp.	51,908	986,252
Principal Financial Group, Inc.	39,287	2,273,146
Prudential Financial, Inc.	54,955	5,718,617
Safety Insurance Group, Inc.	2,887	212,772

Total Insurance		22,715,134

Internet & Catalog Retail - 0.0%
HSN, Inc.	8,306	284,896
PetMed Express, Inc.	5,735	132,306

Total Internet & Catalog Retail		417,202

Internet Software & Services - 0.0%
EarthLink Holdings Corp.	9,651	54,432

IT Services - 2.4%
International Business Machines Corp.	153,440	25,469,506
Paychex, Inc.	53,185	3,237,903
Western Union Co. (The)	68,467	1,487,103
Xerox Corp.	158,798	1,386,306

Total IT Services		31,580,818

Leisure Products - 0.2%
Mattel, Inc.	85,130	2,345,331
Sturm Ruger & Co., Inc.(a)	2,758	145,347

Total Leisure Products		2,490,678

Machinery - 1.0%
American Railcar Industries, Inc.	3,148	142,573
Caterpillar, Inc.	90,956	8,435,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
Cummins, Inc.	23,666	$3,234,432
Douglas Dynamics, Inc.	4,436	149,271
Miller Industries, Inc.	1,880	49,726
Timken Co. (The)	10,149	402,915

Total Machinery		12,414,177

Media - 0.2%
Cinemark Holdings, Inc.	15,352	588,903
Gannett Co., Inc.	30,360	294,796
Meredith Corp.	6,478	383,174
National CineMedia, Inc.	17,432	256,773
New Media Investment Group, Inc.	18,951	303,026
Regal Entertainment Group Class A	26,086	537,372
Time, Inc.	20,538	366,603
Tribune Media Co. Class A	12,084	422,698

Total Media		3,153,345

Metals & Mining - 0.0%
Compass Minerals International, Inc.(a)	5,610	439,543
Schnitzer Steel Industries, Inc. Class A	3,497	89,873

Total Metals & Mining		529,416

Multi-Utilities - 3.0%
Ameren Corp.	40,796	2,140,158
Avista Corp.	10,119	404,659
Black Hills Corp.	7,171	439,869
CenterPoint Energy, Inc.	89,205	2,198,011
CMS Energy Corp.	40,693	1,693,643
Consolidated Edison, Inc.	55,132	4,062,126
Dominion Resources, Inc.	112,949	8,650,764
DTE Energy Co.	29,308	2,887,131
MDU Resources Group, Inc.	25,511	733,952
NiSource, Inc.	47,111	1,043,038
NorthWestern Corp.	8,751	497,669
Public Service Enterprise Group, Inc.	93,700	4,111,556
SCANA Corp.	21,921	1,606,371
Sempra Energy	35,941	3,617,102
Unitil Corp.	3,351	151,934
Vectren Corp.	13,179	687,285
WEC Energy Group, Inc.	52,708	3,091,324

Total Multi-Utilities		38,016,592

Multiline Retail - 0.7%
Kohl’s Corp.	30,350	1,498,683
Macy’s, Inc.	53,016	1,898,503
Target Corp.	84,038	6,070,065

Total Multiline Retail		9,467,251

Oil, Gas & Consumable Fuels - 11.4%
Alon USA Energy, Inc.	12,844	146,165
Chevron Corp.	337,622	39,738,109
CVR Energy, Inc.(a)	33,354	846,858
Delek U.S. Holdings, Inc.	5,443	131,013
Evolution Petroleum Corp.	10,265	102,650
Exxon Mobil Corp.	669,770	60,453,440
HollyFrontier Corp.	33,627	1,101,621
Marathon Petroleum Corp.	73,681	3,709,838
Murphy Oil Corp.	26,616	828,556
Occidental Petroleum Corp.	158,344	11,278,843
ONEOK, Inc.	44,600	2,560,486
PBF Energy, Inc. Class A	18,014	502,230
Phillips 66	72,228	6,241,222
SemGroup Corp. Class A	14,528	606,544
Spectra Energy Corp.	134,628	5,531,865
Targa Resources Corp.	58,105	3,257,947
Valero Energy Corp.	76,612	5,234,132
Western Refining, Inc.	19,133	724,184
Williams Cos., Inc. (The)	97,310	3,030,233

Total Oil, Gas & Consumable Fuels		146,025,936

Paper & Forest Products - 0.1%
Domtar Corp.	10,884	424,803
Schweitzer-Mauduit International, Inc.	6,104	277,915

Total Paper & Forest Products		702,718

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	7,587	362,507

Pharmaceuticals - 8.9%
Eli Lilly & Co.	159,274	11,714,603
Johnson & Johnson	372,277	42,890,033
Merck & Co., Inc.	406,253	23,916,114
Pfizer, Inc.	1,100,027	35,728,877

Total Pharmaceuticals		114,249,627

Professional Services - 0.0%
CEB, Inc.	4,183	253,490

Semiconductors & Semiconductor Equipment - 3.3%
Cypress Semiconductor Corp.	55,517	635,115
Intel Corp.	661,544	23,994,201
KLA-Tencor Corp.	21,078	1,658,417
Maxim Integrated Products, Inc.	44,548	1,718,216
QUALCOMM, Inc.	219,657	14,321,636

Total Semiconductors & Semiconductor Equipment		42,327,585

Software - 0.2%
American Software, Inc. Class A	5,021	51,867
CA, Inc.	65,305	2,074,740

Total Software		2,126,607

Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	13,221	158,652
American Eagle Outfitters, Inc.	24,591	373,045
Barnes & Noble, Inc.	16,476	183,707
Big 5 Sporting Goods Corp.	5,056	87,722
Buckle, Inc. (The)(a)	7,219	164,593
Cato Corp. (The) Class A	4,166	125,313
DSW, Inc. Class A	13,560	307,134
GameStop Corp. Class A	26,595	671,790
Gap, Inc. (The)	67,837	1,522,262
GNC Holdings, Inc. Class A	14,817	163,580
Guess?, Inc.	22,807	275,965
L Brands, Inc.	44,223	2,911,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree High Dividend Fund (DHS)

December 31, 2016

Investments	Shares	Value
Pier 1 Imports, Inc.	19,177	$163,772
Rent-A-Center, Inc.(a)	7,264	81,720
Staples, Inc.	149,876	1,356,378
Stein Mart, Inc.	9,172	50,263
Tailored Brands, Inc.	6,468	165,257

Total Specialty Retail		8,762,795

Technology Hardware, Storage & Peripherals - 0.5%
CPI Card Group, Inc.	11,964	49,651
HP, Inc.	279,509	4,147,914
Western Digital Corp.	39,770	2,702,371

Total Technology Hardware, Storage & Peripherals		6,899,936

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	47,791	1,673,641
VF Corp.	58,890	3,141,781

Total Textiles, Apparel & Luxury Goods		4,815,422

Thrifts & Mortgage Finance - 0.2%
Dime Community Bancshares, Inc.	5,863	117,846
New York Community Bancorp, Inc.	96,325	1,532,531
Northwest Bancshares, Inc.	15,657	282,296
Oritani Financial Corp.	9,562	179,288
Provident Financial Services, Inc.	8,234	233,022
TrustCo Bank Corp.	14,112	123,480
United Financial Bancorp, Inc.	8,932	162,205

Total Thrifts & Mortgage Finance		2,630,668

Tobacco - 5.3%
Altria Group, Inc.	344,678	23,307,126
Philip Morris International, Inc.	343,023	31,383,174
Reynolds American, Inc.	227,277	12,736,603
Universal Corp.	4,446	283,433
Vector Group Ltd.(a)	41,333	939,913

Total Tobacco		68,650,249

Trading Companies & Distributors - 0.1%
GATX Corp.(a)	5,107	314,489
H&E Equipment Services, Inc.	8,084	187,953
Watsco, Inc.	3,560	527,307

Total Trading Companies & Distributors		1,029,749

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	24,562	2,006,715

Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,401	44,748

TOTAL COMMON STOCKS (Cost: $1,196,477,235)		1,278,949,825

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Total Dividend Fund(b) (Cost: $3,140,740)	39,176	3,183,050

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $2,273,667)(d)	2,273,667	2,273,667

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,201,891,642)		1,284,406,542
Cash and Other Assets in Excess of Liabilities - 0.0%		445,043

NET ASSETS - 100.0%		$1,284,851,585

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $2,616,632 and the total market value of the collateral held by the Fund was $2,682,553. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $408,886.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

India - 100.0%

Aerospace & Defense - 0.1%
Bharat Electronics Ltd.	92,259	$1,869,172

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	204,730	542,518
Transport Corp. of India Ltd.	92,306	204,074

Total Air Freight & Logistics		746,592

Airlines - 0.3%
InterGlobe Aviation Ltd.(a)	114,787	1,389,300
Jet Airways India Ltd.*	338,880	1,735,593
SpiceJet Ltd.*	1,024,431	863,378

Total Airlines		3,988,271

Auto Components - 1.4%
Apollo Tyres Ltd.	1,373,404	3,741,600
Bharat Forge Ltd.	249,284	3,329,725
Bosch Ltd.	6,351	1,969,769
Ceat Ltd.	118,628	2,032,949
Exide Industries Ltd.	536,424	1,423,456
JK Tyre & Industries Ltd.	486,735	813,615
Kesoram Industries Ltd.*	134,365	246,181
Mahindra CIE Automotive Ltd.*	126,739	343,131
Motherson Sumi Systems Ltd.	444,367	2,137,374
Tube Investments of India Ltd.	228,016	1,964,694

Total Auto Components		18,002,494

Automobiles - 6.1%
Bajaj Auto Ltd.	201,282	7,806,313
Hero MotoCorp Ltd.	238,431	10,692,508
Mahindra & Mahindra Ltd.	715,547	12,490,180
Maruti Suzuki India Ltd.	199,226	15,615,038
Tata Motors Ltd.	4,263,626	29,651,267
TVS Motor Co., Ltd.	180,832	960,512

Total Automobiles		77,215,818

Banks - 11.0%
Axis Bank Ltd.	5,229,530	34,669,619
City Union Bank Ltd.	629,996	1,198,821
DCB Bank Ltd.*	507,710	807,533
Federal Bank Ltd.	3,035,291	2,989,674
ICICI Bank Ltd.	9,703,217	36,499,651
IDFC Bank Ltd.	1,484,275	1,313,256
Indian Bank	509,860	1,659,092
IndusInd Bank Ltd.	560,556	9,150,435
Jammu & Kashmir Bank Ltd. (The)	1,501,830	1,313,299
Karnataka Bank Ltd. (The)	1,693,748	2,796,294
Karur Vysya Bank Ltd. (The)	619,313	745,968
Kotak Mahindra Bank Ltd.	895,097	9,491,695
Lakshmi Vilas Bank Ltd. (The)	263,536	549,049
South Indian Bank Ltd. (The)	7,337,667	2,119,026
State Bank of India	5,456,076	20,113,603
Union Bank of India	514,111	932,475
Yes Bank Ltd.	744,655	12,688,320

Total Banks		139,037,810

Beverages - 0.2%
United Spirits Ltd.*	92,964	2,661,124

Biotechnology - 0.1%
Biocon Ltd.	120,695	1,689,143

Building Products - 0.3%
Kajaria Ceramics Ltd.	99,486	682,491
Sintex Industries Ltd.	3,356,476	3,709,087

Total Building Products		4,391,578

Capital Markets - 0.3%
Credit Analysis & Research Ltd.	51,846	997,159
CRISIL Ltd.	9,638	312,841
Edelweiss Financial Services Ltd.	956,513	1,375,507
JM Financial Ltd.	797,836	778,792

Total Capital Markets		3,464,299

Chemicals - 1.8%
Asian Paints Ltd.	338,901	4,449,355
Atul Ltd.	24,654	754,804
Berger Paints India Ltd.	235,637	731,006
Castrol India Ltd.	164,243	921,160
Chambal Fertilizers and Chemicals Ltd.	818,763	857,126
Coromandel International Ltd.	122,571	528,155
DCM Shriram Ltd.	164,316	517,739
GHCL Ltd.	86,841	316,425
Godrej Industries Ltd.	169,396	1,073,482
Gujarat Fluorochemicals Ltd.	57,543	394,374
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	196,466	618,316
Kansai Nerolac Paints Ltd.	252,553	1,187,970
Monsanto India Ltd.	11,625	384,231
PI Industries Ltd.	70,689	865,620
Pidilite Industries Ltd.	119,834	1,041,375
Rashtriya Chemicals & Fertilizers Ltd.	541,241	372,816
Supreme Industries Ltd.	30,869	412,504
UPL Ltd.	805,282	7,676,697

Total Chemicals		23,103,155

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	184,640	261,848

Construction & Engineering - 1.2%
Ashoka Buildcon Ltd.	105,765	246,375
Engineers India Ltd.*	82,130	182,726
Engineers India Ltd.	82,130	182,726
IRB Infrastructure Developers Ltd.	767,068	2,215,196
Kalpataru Power Transmission Ltd.	63,311	231,854
Larsen & Toubro Ltd.	476,095	9,463,677
NCC Ltd.	557,744	662,357
Praj Industries Ltd.	168,102	199,260
Voltas Ltd.	403,491	1,951,465

Total Construction & Engineering		15,335,636

Construction Materials - 0.9%
ACC Ltd.	88,712	1,739,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2016

Investments	Shares	Value
Ambuja Cements Ltd.	1,063,225	$3,231,816
Ramco Cements Ltd. (The)	156,053	1,260,012
UltraTech Cement Ltd.	106,975	5,122,884

Total Construction Materials		11,354,510

Consumer Finance - 1.4%
Bajaj Finance Ltd.	264,664	3,284,220
Bharat Financial Inclusion Ltd.*	118,470	1,026,205
Cholamandalam Investment and Finance Co., Ltd.	56,123	782,762
Mahindra & Mahindra Financial Services Ltd.	816,018	3,249,283
Manappuram Finance Ltd.	1,482,005	1,469,559
Shriram City Union Finance Ltd.	67,786	1,812,054
Shriram Transport Finance Co., Ltd.	411,596	5,175,727
Sundaram Finance Ltd.	42,857	726,365

Total Consumer Finance		17,526,175

Containers & Packaging - 0.1%
HSIL Ltd.	72,406	293,806
Nilkamal Ltd.	9,115	169,656
Uflex Ltd.	137,531	553,305

Total Containers & Packaging		1,016,767

Diversified Financial Services - 2.5%
IFCI Ltd.	5,735,621	2,298,643
L&T Finance Holdings Ltd.	1,737,302	2,242,341
Power Finance Corp., Ltd.	5,801,805	10,424,784
Rural Electrification Corp., Ltd.	8,693,082	15,991,326
Srei Infrastructure Finance Ltd.	710,663	775,897

Total Diversified Financial Services		31,732,991

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,142,109	5,779,539
Himachal Futuristic Communications Ltd.*	6,383,657	1,180,417

Total Diversified Telecommunication Services		6,959,956

Electric Utilities - 2.3%
Adani Transmission Ltd.*	1,300,748	1,087,630
CESC Ltd.	197,661	1,859,534
Power Grid Corp. of India Ltd.	5,653,180	15,284,493
Reliance Infrastructure Ltd.	1,089,851	7,502,260
Tata Power Co., Ltd.	2,166,004	2,422,273
Torrent Power Ltd.	429,532	1,132,846

Total Electric Utilities		29,289,036

Electrical Equipment - 0.6%
ABB India Ltd.	40,467	622,328
Amara Raja Batteries Ltd.	72,603	930,992
Finolex Cables Ltd.	61,475	374,674
GE T&D India Ltd.	87,629	385,790
Havells India Ltd.	591,231	2,981,418
Inox Wind Ltd.*	270,345	724,558
Suzlon Energy Ltd.*	8,459,603	1,720,090

Total Electrical Equipment		7,739,850

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	498,661	696,891

Food Products - 0.6%
Britannia Industries Ltd.	33,019	1,404,196
Kaveri Seed Co., Ltd.*	121,025	730,572
KRBL Ltd.	524,306	2,305,571
Nestle India Ltd.	26,698	2,371,370
Tata Global Beverages Ltd.	159,860	287,357

Total Food Products		7,099,066

Gas Utilities - 0.8%
GAIL India Ltd.	782,200	5,061,769
Gujarat Gas Ltd.	32,037	246,898
Gujarat State Petronet Ltd.	969,079	1,995,414
Indraprastha Gas Ltd.	195,423	2,643,984

Total Gas Utilities		9,948,065

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	105,734	1,838,155
Dr Lal PathLabs Ltd.(a)	11,007	173,684

Total Health Care Providers & Services		2,011,839

Hotels, Restaurants & Leisure - 0.0%
Cox & Kings Ltd.	79,275	209,897

Household Durables - 0.1%
Whirlpool of India Ltd.*	57,475	752,883

Household Products - 1.0%
Hindustan Unilever Ltd.	981,500	11,950,236
Jyothy Laboratories Ltd.	49,844	248,779

Total Household Products		12,199,015

Independent Power & Renewable Electricity Producers - 2.7%
Adani Power Ltd.*	2,796,423	1,238,139
JSW Energy Ltd.	2,276,767	2,041,274
NHPC Ltd.	11,997,034	4,675,432
NTPC Ltd.	8,804,207	21,371,638
PTC India Ltd.	1,314,813	1,422,912
Reliance Power Ltd.	4,663,298	2,830,822

Total Independent Power & Renewable Electricity Producers		33,580,217

Industrial Conglomerates - 0.4%
Aditya Birla Nuvo Ltd.	182,720	3,449,254
Siemens Ltd.	124,996	2,048,888

Total Industrial Conglomerates		5,498,142

Insurance - 0.4%
Bajaj Finserv Ltd.	109,046	4,651,124
Max Financial Services Ltd.	97,133	785,351

Total Insurance		5,436,475

IT Services - 18.3%
eClerx Services Ltd.	65,314	1,347,275
Firstsource Solutions Ltd.*	764,406	425,734
HCL Technologies Ltd.	2,260,387	27,574,590
Hexaware Technologies Ltd.	407,377	1,243,079
Infosys Ltd.	6,959,072	103,622,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2016

Investments	Shares	Value
Mindtree Ltd.	575,038	$4,419,752
Mphasis Ltd.	381,315	3,175,752
Persistent Systems Ltd.	166,679	1,514,036
Tata Consultancy Services Ltd.	1,495,463	52,123,066
Tech Mahindra Ltd.	2,004,823	14,441,697
Vakrangee Ltd.	870,481	3,510,397
Wipro Ltd.	2,736,322	19,128,451

Total IT Services		232,526,021

Life Sciences Tools & Services - 0.2%
Dishman Pharmaceuticals & Chemicals Ltd.	151,452	482,897
Divi’s Laboratories Ltd.	189,547	2,188,713

Total Life Sciences Tools & Services		2,671,610

Machinery - 1.1%
AIA Engineering Ltd.	95,358	1,821,033
Ashok Leyland Ltd.	2,897,404	3,419,509
Cummins India Ltd.	165,216	1,993,084
Eicher Motors Ltd.	11,992	3,852,397
Escorts Ltd.	288,893	1,262,922
Force Motors Ltd.	8,477	467,359
Jain Irrigation Systems Ltd.	600,083	778,950
Thermax Ltd.	46,658	511,196

Total Machinery		14,106,450

Marine - 0.1%
Shipping Corp. of India Ltd.*	946,355	815,703

Media - 0.8%
Dish TV India Ltd.*	868,631	1,083,389
Jagran Prakashan Ltd.*	331,444	876,102
Sun TV Network Ltd.	266,373	1,932,548
Zee Entertainment Enterprises Ltd.	841,909	5,619,963

Total Media		9,512,002

Metals & Mining - 1.2%
Gallantt Ispat Ltd.	42,566	307,062
Hindalco Industries Ltd.	511,696	1,168,977
Hindustan Zinc Ltd.	1,761,890	6,630,127
Kalyani Steels Ltd.*	43,248	176,191
National Aluminium Co., Ltd.	2,770,719	2,665,802
NMDC Ltd.	2,487,561	4,522,838

Total Metals & Mining		15,470,997

Oil, Gas & Consumable Fuels - 20.5%
Aegis Logistics Ltd.	188,377	358,047
Bharat Petroleum Corp., Ltd.	3,005,874	28,145,468
Chennai Petroleum Corp. Ltd.	438,003	1,767,630
Coal India Ltd.	5,332,578	23,571,142
Great Eastern Shipping Co., Ltd. (The)	98,893	528,852
Hindustan Petroleum Corp., Ltd.	2,948,799	19,173,493
Indian Oil Corp., Ltd.	4,900,240	23,468,735
Mangalore Refinery & Petrochemicals Ltd.*	753,939	1,090,862
Oil & Natural Gas Corp., Ltd.	10,114,173	28,515,499
Oil India Ltd.	881,119	5,869,366
Petronet LNG Ltd.	500,533	2,709,899
Reliance Industries Ltd.	7,818,873	124,696,451

Total Oil, Gas & Consumable Fuels		259,895,444

Paper & Forest Products - 0.0%
Century Plyboards India Ltd.	139,243	345,800
Tamil Nadu Newsprint & Papers Ltd.	54,352	266,074

Total Paper & Forest Products		611,874

Personal Products - 1.0%
Bajaj Corp., Ltd.	117,278	641,858
Colgate-Palmolive India Ltd.	97,660	1,301,654
Dabur India Ltd.	799,013	3,274,576
Emami Ltd.	47,502	665,987
Godrej Consumer Products Ltd.	190,955	4,248,306
Marico Ltd.	579,255	2,222,881

Total Personal Products		12,355,262

Pharmaceuticals - 5.1%
Ajanta Pharma Ltd.	22,185	582,753
Alembic Pharmaceuticals Ltd.	170,754	1,497,211
Alkem Laboratories Ltd.	50,653	1,215,500
Aurobindo Pharma Ltd.	706,356	6,965,730
Bliss Gvs Pharma Ltd.	108,233	248,376
Cadila Healthcare Ltd.	586,291	3,080,900
Cipla Ltd.	635,458	5,325,601
Dr. Reddy’s Laboratories Ltd.	186,893	8,427,395
Glenmark Pharmaceuticals Ltd.	232,173	3,039,253
Granules India Ltd.	161,812	257,607
JB Chemicals & Pharmaceuticals Ltd.	87,457	452,684
Jubilant Life Sciences Ltd.	174,383	1,624,354
Lupin Ltd.	433,298	9,493,038
Natco Pharma Ltd.	28,898	246,806
Pfizer Ltd.	21,748	584,443
Piramal Enterprises Ltd.	129,523	3,100,861
Sun Pharmaceutical Industries Ltd.	1,620,409	15,041,368
Torrent Pharmaceuticals Ltd.	143,938	2,793,398
Unichem Laboratories Ltd.	115,434	436,003
Wockhardt Ltd.	71,738	695,236

Total Pharmaceuticals		65,108,517

Real Estate Management & Development - 0.3%
Anant Raj Ltd.	216,672	126,102
DLF Ltd.	508,346	834,385
Godrej Properties Ltd.*	56,093	250,588
Housing Development & Infrastructure Ltd.*	1,293,018	1,141,178
Oberoi Realty Ltd.	147,249	640,784
Prestige Estates Projects Ltd.	284,433	712,445
Sobha Ltd.	149,133	539,665

Total Real Estate Management & Development		4,245,147

Road & Rail - 0.1%
Container Corp. of India Ltd.	48,911	799,965
VRL Logistics Ltd.	74,516	283,813

Total Road & Rail		1,083,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2016

Investments	Shares	Value
Software - 0.7%
Cyient Ltd.	77,680	$577,879
Geometric Ltd.	191,189	706,782
KPIT Technologies Ltd.	1,040,794	2,060,272
NIIT Technologies Ltd.	260,529	1,630,274
Oracle Financial Services Software Ltd.	55,470	2,554,709
TAKE Solutions Ltd.	99,296	197,436
Tata Elxsi Ltd.	15,591	322,801
Zensar Technologies Ltd.	61,371	859,031

Total Software		8,909,184

Specialty Retail - 0.1%
PC Jeweller Ltd.	230,943	1,347,479

Textiles, Apparel & Luxury Goods - 0.8%
Arvind Ltd.	588,388	3,059,843
Himatsingka Seide Ltd.	68,509	297,121
Indo Count Industries Ltd.	222,962	537,612
Kitex Garments Ltd.	45,374	271,729
Raymond Ltd.	50,231	365,354
SRF Ltd.	23,767	541,542
Titan Co., Ltd.	287,479	1,384,237
Trident Ltd.	586,296	497,147
Vardhman Textiles Ltd.	47,071	771,154
Welspun India Ltd.	1,996,712	1,966,704

Total Textiles, Apparel & Luxury Goods		9,692,443

Thrifts & Mortgage Finance - 7.4%
Dewan Housing Finance Corp., Ltd.	782,554	2,809,331
Housing Development Finance Corp., Ltd.	3,921,882	72,959,602
Indiabulls Housing Finance Ltd.	1,140,057	10,922,677
LIC Housing Finance Ltd.	914,023	7,537,626

Total Thrifts & Mortgage Finance		94,229,236

Tobacco - 1.7%
ITC Ltd.	5,924,334	21,093,492

Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd.	1,359,336	1,533,184

Transportation Infrastructure - 1.0%
Adani Ports & Special Economic Zone Ltd.	2,467,468	9,759,714
Gateway Distriparks Ltd.	85,636	309,070
Gujarat Pipavav Port Ltd.	459,190	889,693
IL&FS Transportation Networks Ltd.	748,075	1,125,364

Total Transportation Infrastructure		12,083,841

Wireless Telecommunication Services - 2.0%
Bharti Airtel Ltd.	3,621,064	16,307,326
Idea Cellular Ltd.	7,106,019	7,763,538
Reliance Communications Ltd.*	2,300,675	1,154,236

Total Wireless Telecommunication Services		25,225,100

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,153,507,897)		1,267,335,479
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		4,141

NET ASSETS - 100.0%		$1,267,339,620

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	INR	19,000,000	USD	279,545	$(402)

Currency Legend:

INR	Indian rupee

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 10.4%
Amcor Ltd.	166,690	$1,804,468
BHP Billiton Ltd.	211,208	3,832,568
Rio Tinto Ltd.	106,879	4,635,725
Telstra Corp., Ltd.	724,766	2,676,495
Wesfarmers Ltd.	86,770	2,647,662
Woodside Petroleum Ltd.	145,152	3,275,058
Woolworths Ltd.	173,439	3,026,651

Total Australia		21,898,627

Belgium - 0.7%
Anheuser-Busch InBev S.A.	13,289	1,409,366

China - 1.4%
CNOOC Ltd.	2,304,000	2,882,545

Denmark - 1.7%
AP Moller - Maersk A/S Class B	1,409	2,252,545
Coloplast A/S Class B	18,332	1,238,594

Total Denmark		3,491,139

Finland - 3.0%
Fortum Oyj	266,098	4,089,316
Nokia Oyj	467,725	2,263,412

Total Finland		6,352,728

France - 10.8%
Capgemini S.A.	8,742	739,033
Carrefour S.A.	56,754	1,370,225
Electricite de France S.A.(a)	380,217	3,882,008
Engie S.A.	236,492	3,023,212
Orange S.A.	122,322	1,862,391
Sanofi	26,114	2,118,113
TOTAL S.A.	62,826	3,228,466
Vivendi S.A.	350,008	6,665,381

Total France		22,888,829

Germany - 10.7%
BASF SE	28,548	2,659,103
Bayer AG Registered Shares	15,200	1,589,272
Bayerische Motoren Werke AG	27,435	2,568,164
Daimler AG Registered Shares	42,428	3,164,786
Deutsche Telekom AG Registered Shares	110,512	1,906,380
E.ON SE	311,600	2,202,023
Evonik Industries AG	77,075	2,307,148
SAP SE	10,770	940,693
Siemens AG Registered Shares	18,219	2,244,486
Telefonica Deutschland Holding AG	719,159	3,087,229

Total Germany		22,669,284

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	24,774	890,246

Italy - 3.3%
Atlantia SpA	74,723	1,754,402
Eni SpA	197,864	3,228,543
Snam SpA	462,492	1,909,302

Total Italy		6,892,247

Japan - 12.0%
Bridgestone Corp.	51,700	1,867,911
Canon, Inc.(a)	83,900	2,370,219
Daiichi Sankyo Co., Ltd.	60,200	1,234,349
Fuji Heavy Industries Ltd.	49,500	2,025,241
Hitachi Ltd.	269,000	1,457,607
ITOCHU Corp.	149,400	1,987,987
Kyocera Corp.	19,400	966,715
Mitsui & Co., Ltd.	207,800	2,863,074
Murata Manufacturing Co., Ltd.	6,850	919,128
Nissan Motor Co., Ltd.	196,600	1,981,423
Sumitomo Corp.	234,100	2,760,788
Takeda Pharmaceutical Co., Ltd.	46,300	1,919,325
Toyota Motor Corp.	36,445	2,149,172
Yahoo Japan Corp.	198,800	765,304

Total Japan		25,268,243

Norway - 2.7%
Statoil ASA	173,372	3,190,414
Telenor ASA	174,123	2,609,508

Total Norway		5,799,922

Singapore - 1.0%
Singapore Telecommunications Ltd.	831,900	2,101,775

Spain - 8.4%
Abertis Infraestructuras S.A.	169,678	2,379,378
Amadeus IT Group S.A.	20,911	952,152
Ferrovial S.A.	98,881	1,772,489
Gas Natural SDG S.A.	136,060	2,570,251
Iberdrola S.A.	348,651	2,292,489
Repsol S.A.	259,826	3,677,771
Telefonica S.A.	437,189	4,067,123

Total Spain		17,711,653

Sweden - 2.9%
Hennes & Mauritz AB Class B	66,290	1,849,051
Telefonaktiebolaget LM Ericsson Class B	404,624	2,382,866
Telia Co. AB	450,919	1,822,120

Total Sweden		6,054,037

Switzerland - 6.5%
Givaudan S.A. Registered Shares	784	1,439,410
Kuehne + Nagel International AG Registered Shares	13,410	1,775,949
LafargeHolcim Ltd. Registered Shares*	39,916	2,107,043
Nestle S.A. Registered Shares	21,753	1,563,494
Novartis AG Registered Shares	22,540	1,643,345
Roche Holding AG Bearer Shares	6,283	1,471,298
Swisscom AG Registered Shares	5,149	2,310,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2016

Investments	Shares	Value
Syngenta AG Registered Shares	3,703	$1,466,481

Total Switzerland		13,777,699

United Kingdom - 23.5%
AstraZeneca PLC	44,226	2,424,998
BAE Systems PLC	333,002	2,433,867
BHP Billiton PLC	288,494	4,657,378
BP PLC	760,522	4,788,908
British American Tobacco PLC	32,187	1,838,056
Centrica PLC	1,063,687	3,076,880
Diageo PLC	62,761	1,636,318
GlaxoSmithKline PLC	144,430	2,787,621
Imperial Brands PLC	38,276	1,675,451
ITV PLC	1,320,794	3,368,527
National Grid PLC	162,829	1,914,615
Rio Tinto PLC	140,557	5,485,657
Royal Dutch Shell PLC Class A	154,111	4,270,329
Sky PLC	134,969	1,652,734
SSE PLC	138,164	2,651,317
Unilever N.V. CVA	36,026	1,486,308
Unilever PLC	34,391	1,399,155
Vodafone Group PLC	841,652	2,078,414

Total United Kingdom		49,626,533

TOTAL COMMON STOCKS (Cost: $246,571,218)		209,714,873

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 1/12/17* (Cost $91,420)	262,159	97,332

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $423,050)	9,862	422,291

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $2,360,140)(d)	2,360,140	2,360,140

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $249,445,828)		212,594,636
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.8)%		(1,631,156)

NET ASSETS - 100.0%		$210,963,480

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $2,326,777 and the total market value of the collateral held by the Fund was $2,442,236. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $82,096.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 7.6%
Adelaide Brighton Ltd.	72,084	$283,424
Amcor Ltd.	57,889	626,665
AMP Ltd.	181,313	661,695
Ansell Ltd.	8,612	154,090
APN Outdoor Group Ltd.(a)	23,795	101,829
ASX Ltd.	12,392	446,319
Aurizon Holdings Ltd.	151,663	554,587
Australia & New Zealand Banking Group Ltd.	210,121	4,628,360
Bank of Queensland Ltd.	51,435	442,087
Bendigo & Adelaide Bank Ltd.	56,210	517,318
BHP Billiton Ltd.	215,085	3,902,920
Boral Ltd.	53,004	207,637
Brambles Ltd.	65,376	587,001
Brickworks Ltd.	30,417	299,319
Caltex Australia Ltd.	14,299	315,380
Coca-Cola Amatil Ltd.	61,646	451,735
Commonwealth Bank of Australia	101,124	6,034,379
Crown Resorts Ltd.	35,884	300,890
CSL Ltd.	10,282	747,572
ERM Power Ltd.	74,661	69,470
Flight Centre Travel Group Ltd.(a)	8,182	185,440
Harvey Norman Holdings Ltd.	36,537	135,986
Healthscope Ltd.	59,275	98,289
Incitec Pivot Ltd.	89,012	232,033
Insurance Australia Group Ltd.	210,350	912,363
IOOF Holdings Ltd.(a)	50,003	333,468
IRESS Ltd.	13,443	115,544
JB Hi-Fi Ltd.	11,877	241,148
Macquarie Group Ltd.	18,910	1,192,911
National Australia Bank Ltd.	202,419	4,495,350
Perpetual Ltd.	8,023	283,269
Platinum Asset Management Ltd.(a)	59,544	227,651
Premier Investments Ltd.	10,972	114,723
Primary Health Care Ltd.	88,008	260,005
QBE Insurance Group Ltd.	47,156	424,089
REA Group Ltd.	2,975	118,976
Regis Healthcare Ltd.(a)	45,213	149,943
Rio Tinto Ltd.	30,515	1,323,545
Sonic Healthcare Ltd.	28,993	449,268
Star Entertainment Grp Ltd. (The)	52,427	196,266
Suncorp Group Ltd.	110,104	1,077,899
Tabcorp Holdings Ltd.	79,764	277,812
Tatts Group Ltd.	148,115	480,480
Telstra Corp., Ltd.	793,263	2,929,448
Treasury Wine Estates Ltd.	16,541	127,918
Wesfarmers Ltd.	73,586	2,245,371
Westpac Banking Corp.	221,670	5,232,666
Woodside Petroleum Ltd.	56,326	1,270,881
Woolworths Ltd.	90,290	1,575,633

Total Australia		48,041,052

Austria - 0.4%
Andritz AG	4,868	244,891
Oesterreichische Post AG*	11,809	397,207
OMV AG	20,146	713,116
UNIQA Insurance Group AG	34,141	259,274
Verbund AG(a)	23,475	375,737
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,230	162,430
Voestalpine AG	9,182	361,143

Total Austria		2,513,798

Belgium - 1.6%
Ageas	16,884	669,774
Anheuser-Busch InBev S.A.	57,950	6,145,894
Bekaert S.A.	4,893	198,617
D’ieteren S.A./N.V.	4,386	194,274
Ion Beam Applications	3,987	175,108
Melexis N.V.	3,168	212,683
Proximus SADP	30,518	880,687
Solvay S.A.	4,345	510,305
UCB S.A.	8,142	523,081
Umicore S.A.	7,450	425,505

Total Belgium		9,935,928

China - 2.8%
China Merchants Port Holdings Co., Ltd.	145,774	361,749
China Mobile Ltd.	711,481	7,543,223
China Overseas Land & Investment Ltd.	241,175	639,243
China Power International Development Ltd.	1,109,400	402,083
China Resources Power Holdings Co., Ltd.	400,000	635,613
China South City Holdings Ltd.	840,000	175,516
China Unicom Hong Kong Ltd.	621,588	723,956
CITIC Ltd.	692,000	990,720
CNOOC Ltd.	2,715,700	3,397,624
Dah Chong Hong Holdings Ltd.	323,000	123,315
Far East Horizon Ltd.	165,000	141,523
Fosun International Ltd.	118,987	168,509
Guangdong Investment Ltd.	242,000	319,622
Lenovo Group Ltd.	837,003	507,396
Shenzhen Investment Ltd.	760,000	304,857
Sino-Ocean Group Holding Ltd.	645,000	288,676
Sun Art Retail Group Ltd.	564,000	494,663
Yuexiu Property Co., Ltd.	1,654,000	226,133

Total China		17,444,421

Denmark - 0.9%
AP Moller - Maersk A/S Class B	353	564,335
Chr Hansen Holding A/S	6,755	374,759
Coloplast A/S Class B	7,355	496,938
Danske Bank A/S	31,325	951,808
FLSmidth & Co. A/S(a)	2,097	87,157
Novo Nordisk A/S Class B	42,483	1,534,909
Novozymes A/S Class B	7,529	260,061
Pandora A/S	4,087	535,692
Tryg A/S	29,815	540,088
Vestas Wind Systems A/S	5,559	361,949

Total Denmark		5,707,696

Finland - 1.4%
Elisa Oyj	15,933	519,789
Fortum Oyj	68,447	1,051,873
Kesko Oyj Class B	4,455	223,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Kone Oyj Class B	19,744	$886,520
Konecranes Oyj	6,188	220,475
Lassila & Tikanoja Oyj	11,745	237,850
Metso Oyj	9,245	264,257
Neste Oyj	13,121	505,137
Nokia Oyj	329,899	1,596,445
Nokian Renkaat Oyj	7,464	278,849
Sampo Oyj Class A	26,651	1,197,211
Stora Enso Oyj Class R	42,178	454,215
Tieto Oyj	4,488	122,698
UPM-Kymmene Oyj	32,811	807,737
Wartsila Oyj Abp	6,754	304,043

Total Finland		8,670,203

France - 11.4%
Accor S.A.	11,477	428,893
Aeroports de Paris	4,073	437,332
Air Liquide S.A.	10,789	1,202,265
Airbus Group SE	17,967	1,190,862
Amundi S.A.(b)	6,613	346,835
Arkema S.A.	3,679	360,647
Atos SE	1,359	143,699
AXA S.A.	133,583	3,379,406
BNP Paribas S.A.	59,113	3,775,258
Bourbon Corp.(a)	5,684	73,441
Bouygues S.A.	20,791	746,583
Bureau Veritas S.A.	11,959	232,219
Capgemini S.A.	5,980	505,538
Carrefour S.A.	28,161	679,897
Casino Guichard Perrachon S.A.	8,271	397,720
Christian Dior SE	4,238	890,654
Cie de Saint-Gobain	24,540	1,145,477
Cie Generale des Etablissements Michelin	6,756	753,207
CNP Assurances	42,417	787,412
Credit Agricole S.A.	211,270	2,625,020
Danone S.A.	20,290	1,288,333
Dassault Systemes SE	1,596	121,860
Edenred	13,200	262,234
Eiffage S.A.	4,016	280,627
Electricite de France S.A.(a)	212,476	2,169,376
Elior Group(b)	5,362	122,839
Engie S.A.	194,910	2,491,646
Essilor International S.A.	4,226	478,499
Eutelsat Communications S.A.	18,297	355,001
Havas S.A.	14,428	121,743
Hermes International	1,091	448,786
ICADE	1,635	116,905
Imerys S.A.	3,997	303,835
IPSOS	5,162	162,495
Kering	3,582	805,872
Klepierre	13,555	533,927
Korian S.A.	3,767	110,615
L’Oreal S.A.	13,035	2,384,019
Legrand S.A.	5,704	324,579
LVMH Moet Hennessy Louis Vuitton SE	14,902	2,851,224
Metropole Television S.A.	17,070	318,141
Natixis S.A.	277,597	1,569,383
Neopost S.A.	8,614	270,024
Nexity S.A.*	6,110	286,523
Orange S.A.	124,455	1,894,867
Pernod Ricard S.A.	6,137	666,395
Publicis Groupe S.A.	6,233	430,942
Rallye S.A.(a)	8,139	158,129
Remy Cointreau S.A.	2,564	219,109
Renault S.A.	12,769	1,138,189
Rexel S.A.	19,029	313,808
Safran S.A.	10,303	743,526
Sanofi	58,548	4,748,844
Sartorius Stedim Biotech	1,783	112,781
Schneider Electric SE	23,489	1,637,877
SCOR SE	16,696	578,140
Societe Generale S.A.	55,440	2,733,430
Sodexo S.A.	5,365	617,934
Sopra Steria Group	940	106,929
Suez	28,017	414,156
Technip S.A.	5,597	400,312
Teleperformance	1,385	139,217
Television Francaise 1(a)	18,883	188,234
Thales S.A.	8,945	869,222
TOTAL S.A.	163,263	8,389,664
Unibail-Rodamco SE	4,501	1,076,480
Valeo S.A.	8,435	485,855
Veolia Environnement S.A.	23,015	392,649
Vinci S.A.	25,767	1,758,400
Vivendi S.A.	181,858	3,463,215

Total France		71,959,155

Germany - 7.8%
adidas AG	5,012	793,754
Allianz SE Registered Shares	24,300	4,023,977
AURELIUS Equity Opportunities SE & Co. KGaA	1,918	112,520
Axel Springer SE	2,217	107,869
BASF SE	36,767	3,424,661
Bayer AG Registered Shares	23,747	2,482,924
Bayerische Motoren Werke AG	30,064	2,814,263
Beiersdorf AG	5,701	484,658
Brenntag AG	5,685	316,602
Continental AG	5,313	1,029,434
Daimler AG Registered Shares	65,054	4,852,503
Deutsche Boerse AG*	10,346	846,151
Deutsche Lufthansa AG Registered Shares	9,115	117,964
Deutsche Post AG Registered Shares	46,448	1,530,235
Deutsche Telekom AG Registered Shares	204,918	3,534,925
Deutsche Wohnen AG Bearer Shares	7,421	233,567
E.ON SE	123,630	873,671
Evonik Industries AG	24,733	740,353
Fielmann AG	7,122	471,374
Fraport AG Frankfurt Airport Services Worldwide	4,095	242,609
Freenet AG	16,405	463,033
Fresenius Medical Care AG & Co. KGaA	5,651	479,513
Fresenius SE & Co. KGaA	9,074	710,728
GEA Group AG	7,801	314,560
Hannover Rueck SE	6,744	731,240
Henkel AG & Co. KGaA	6,176	644,769
Hugo Boss AG	4,580	280,812
Infineon Technologies AG	24,866	433,015
K+S AG Registered Shares(a)	12,025	287,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
LEG Immobilien AG*	1,328	$103,372
Linde AG	4,358	717,529
MAN SE	5,443	541,549
Merck KGaA	4,102	428,981
METRO AG	3,704	123,396
MTU Aero Engines AG	2,711	313,965
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,522	1,804,284
ProSiebenSat.1 Media SE	13,816	533,496
SAP SE	28,806	2,516,027
Siemens AG Registered Shares	38,840	4,784,886
Software AG	5,051	183,720
STADA Arzneimittel AG	4,567	236,926
Suedzucker AG	9,305	222,690
Symrise AG	7,021	428,254
Talanx AG	15,127	506,897
Telefonica Deutschland Holding AG	223,449	959,229
TUI AG	24,884	349,471
United Internet AG Registered Shares(a)	7,741	302,874
VTG AG	3,742	112,111
Wacker Chemie AG	1,814	189,131
Wirecard AG(a)	3,285	141,678

Total Germany		48,879,936

Hong Kong - 2.8%
AIA Group Ltd.	186,965	1,055,019
Bank of East Asia Ltd. (The)(a)	125,058	479,060
BOC Hong Kong Holdings Ltd.	592,444	2,120,470
Cathay Pacific Airways Ltd.(a)	122,000	160,503
CLP Holdings Ltd.	148,000	1,360,092
Dah Sing Banking Group Ltd.	114,000	209,675
Dah Sing Financial Holdings Ltd.	34,800	235,422
Galaxy Entertainment Group Ltd.	37,000	161,302
Hang Lung Group Ltd.	44,000	153,228
Hang Lung Properties Ltd.	276,000	585,238
Hang Seng Bank Ltd.	108,600	2,021,240
Henderson Land Development Co., Ltd.	122,983	654,321
Hong Kong & China Gas Co., Ltd.	412,312	730,692
Hong Kong Exchanges & Clearing Ltd.	28,500	673,430
MTR Corp., Ltd.	217,000	1,055,171
New World Development Co., Ltd.	527,000	557,373
Power Assets Holdings Ltd.	118,500	1,044,669
Sino Land Co., Ltd.	188,400	282,364
SJM Holdings Ltd.	652,760	511,893
Sun Hung Kai Properties Ltd.	100,000	1,264,002
Swire Pacific Ltd. Class B	127,500	219,375
Swire Properties Ltd.	222,200	613,309
Television Broadcasts Ltd.	94,900	312,125
Wharf Holdings Ltd. (The)	147,000	977,390
Wheelock & Co., Ltd.	67,000	377,208

Total Hong Kong		17,814,571

Ireland - 0.3%
C&C Group PLC	34,925	141,823
CRH PLC	21,108	733,699
DCC PLC	5,733	427,872
Kerry Group PLC Class A	5,287	378,642
Paddy Power Betfair PLC	2,622	280,704

Total Ireland		1,962,740

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	306,330	582,629
Delek Automotive Systems Ltd.	46,087	407,265
Delek Group Ltd.	669	143,077
Gazit-Globe Ltd.	51,206	436,801
Harel Insurance Investments & Financial Services Ltd.	33,399	153,603
Israel Chemicals Ltd.	75,362	309,386
Migdal Insurance & Financial Holding Ltd.*	192,082	157,213
Teva Pharmaceutical Industries Ltd.	32,343	1,162,235

Total Israel		3,352,209

Italy - 2.9%
A2A SpA	85,332	110,705
ACEA SpA	8,915	108,606
Assicurazioni Generali SpA	71,344	1,062,531
ASTM SpA	27,650	301,846
Atlantia SpA	47,925	1,125,218
Banca Generali SpA	19,924	476,196
Banca Mediolanum SpA	59,118	425,883
Banca Popolare di Milano SCARL(a)	887,694	335,475
Davide Campari-Milano SpA	15,988	156,660
Enel SpA	497,230	2,196,411
Eni SpA	242,447	3,956,003
ERG SpA	21,736	233,846
FinecoBank Banca Fineco SpA	28,902	162,482
Intesa Sanpaolo SpA	1,098,213	2,810,133
Intesa Sanpaolo SpA RSP	52,745	124,284
Luxottica Group SpA	15,258	822,371
MARR SpA	13,679	250,325
Poste Italiane SpA(b)	44,257	294,318
Prysmian SpA	6,088	156,680
RAI Way SpA(b)	26,679	100,740
Saras SpA	109,638	198,902
Snam SpA	268,572	1,108,743
Societa Iniziative Autostradali e Servizi SpA	30,280	258,696
Telecom Italia SpA RSP	328,448	237,998
Terna Rete Elettrica Nazionale SpA	155,707	714,737
Tod’s SpA(a)	1,610	104,946
TREVI - Finanziaria Industriale SpA*(a)	60,596	62,699
UnipolSai SpA	214,103	458,425

Total Italy		18,355,859

Japan - 17.5%
Aeon Co., Ltd.	29,100	413,166
Aichi Steel Corp.	3,900	164,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Air Water, Inc.	8,000	$144,725
Aisin Seiki Co., Ltd.	8,000	347,752
Ajinomoto Co., Inc.	8,700	175,589
Altech Corp.	6,000	127,526
Amada Holdings Co., Ltd.	31,000	346,851
ANA Holdings, Inc.	91,000	245,611
Aomori Bank Ltd. (The)	45,000	151,241
Aozora Bank Ltd.	182,000	644,455
Arcland Sakamoto Co., Ltd.	11,100	129,334
Asahi Glass Co., Ltd.	22,000	150,144
Asahi Holdings, Inc.	5,500	95,773
Asahi Kasei Corp.	57,000	498,234
Astellas Pharma, Inc.	65,600	913,119
Azbil Corp.	7,500	211,557
Bank of Kyoto Ltd. (The)	35,000	260,471
Bank of Saga Ltd. (The)	56,000	143,559
Belluna Co., Ltd.	37,000	228,405
Bridgestone Corp.	25,000	903,245
Brother Industries Ltd.	19,600	354,408
Canon, Inc.(a)	73,900	2,087,714
Casio Computer Co., Ltd.	7,900	111,962
Chiba Bank Ltd. (The)	30,000	184,421
Chofu Seisakusho Co., Ltd.	4,800	108,112
Chugai Pharmaceutical Co., Ltd.	12,600	362,438
Clarion Co., Ltd.	45,000	161,658
COOKPAD, Inc.(a)	9,200	84,794
Dai-ichi Life Holdings, Inc.	39,233	654,584
Daido Steel Co., Ltd.	35,000	145,239
Daiichi Jitsugyo Co., Ltd.	26,000	149,132
Daiichi Sankyo Co., Ltd.	38,100	781,208
Daikin Industries Ltd.	6,400	589,051
Daito Trust Construction Co., Ltd.	3,800	572,761
Daiwa House Industry Co., Ltd.	20,100	550,775
Daiwa Securities Group, Inc.	102,000	629,919
DeNA Co., Ltd.	5,800	127,005
Denka Co., Ltd.	53,000	234,475
Denso Corp.	29,500	1,280,563
Dentsu, Inc.	5,100	240,494
Disco Corp.	1,200	145,685
Dynam Japan Holdings Co., Ltd.	136,600	209,310
East Japan Railway Co.	7,300	632,143
Eisai Co., Ltd.	7,800	448,599
Electric Power Development Co., Ltd.	10,600	244,472
en-japan, Inc.	6,700	120,346
FANUC Corp.	8,100	1,376,101
Fast Retailing Co., Ltd.	1,400	502,096
France Bed Holdings Co., Ltd.	34,200	272,404
Fuji Heavy Industries Ltd.	28,400	1,161,957
FUJIFILM Holdings Corp.	13,900	528,542
Future Corp.	23,100	143,589
Gurunavi, Inc.	8,100	161,465
Hamamatsu Photonics K.K.	4,500	118,639
Heiwa Real Estate Co., Ltd.(a)	10,300	140,412
Hirose Electric Co., Ltd.	1,000	124,234
Hitachi Construction Machinery Co., Ltd.	18,000	390,603
Hitachi Ltd.	136,000	736,931
Honda Motor Co., Ltd.	60,000	1,756,763
Hoya Corp.	9,900	416,847
Hulic Co., Ltd.	12,200	108,679
Iida Group Holdings Co., Ltd.	10,400	197,683
Infomart Corp.(a)	24,600	144,265
Information Services International-Dentsu Ltd.(a)	11,900	182,834
Internet Initiative Japan, Inc.	9,100	137,629
Isuzu Motors Ltd.	34,900	443,151
ITOCHU Corp.	81,900	1,089,800
Japan Airlines Co., Ltd.	13,700	401,127
Japan Exchange Group, Inc.	23,400	335,045
Japan Post Holdings Co., Ltd.	66,100	826,852
Japan Post Insurance Co., Ltd.	10,300	221,039
Japan Tobacco, Inc.	59,244	1,952,535
JFE Holdings, Inc.	21,300	325,065
JGC Corp.	14,200	258,591
JX Holdings, Inc.	106,800	452,985
kabu.com Securities Co., Ltd.	37,500	129,249
Kadokawa Dwango*	10,100	146,259
Kajima Corp.	30,000	208,085
Kaneka Corp.	16,000	130,595
Kansai Paint Co., Ltd.	6,300	116,294
Kao Corp.	3,300	156,774
Kawasaki Heavy Industries Ltd.	91,000	286,338
KDDI Corp.	72,000	1,826,930
Kirin Holdings Co., Ltd.	32,300	526,587
Komatsu Ltd.	40,600	921,580
Kubota Corp.	38,300	547,893
Kurabo Industries Ltd.	70,000	137,437
Kureha Corp.	7,000	263,772
Kyocera Corp.	11,700	583,019
Kyoei Steel Ltd.	9,000	171,844
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,300	165,673
Kyoritsu Maintenance Co., Ltd.(a)	1,700	99,258
Kyowa Hakko Kirin Co., Ltd.	17,200	238,309
Lawson, Inc.(a)	5,100	358,992
LIXIL Group Corp.	16,200	368,627
Maeda Corp.	17,000	148,669
Maeda Road Construction Co., Ltd.	7,000	117,332
Makita Corp.	4,100	275,243
Marubeni Corp.	100,400	570,542
Marui Group Co., Ltd.	14,400	210,750
Matsui Securities Co., Ltd.	30,300	261,603
Mebuki Financial Group, Inc.	72,110	267,704
Medipal Holdings Corp.	15,100	238,602
MegaChips Corp.	10,500	232,893
Mitsubishi Chemical Holdings Corp.	60,100	390,584
Mitsubishi Corp.	59,000	1,259,570
Mitsubishi Electric Corp.	47,800	667,811
Mitsubishi Estate Co., Ltd.	20,000	399,108
Mitsubishi Gas Chemical Co., Inc.	14,400	246,307
Mitsubishi Heavy Industries Ltd.	93,000	424,674
Mitsubishi Materials Corp.	6,500	200,069
Mitsubishi Motors Corp.	52,300	298,639
Mitsubishi Tanabe Pharma Corp.	24,800	487,559
Mitsubishi UFJ Financial Group, Inc.	428,000	2,642,822
Mitsuboshi Belting Ltd.	15,000	128,221
Mitsui & Co., Ltd.	107,600	1,482,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Mitsui Fudosan Co., Ltd.	14,000	$324,688
Mitsui Mining & Smelting Co., Ltd.	82,000	208,102
Mitsui OSK Lines Ltd.	86,000	238,899
Mixi, Inc.	6,400	234,304
Mizuho Financial Group, Inc.	998,700	1,796,436
Monex Group, Inc.	54,400	151,584
MS&AD Insurance Group Holdings, Inc.	23,830	740,429
Murata Manufacturing Co., Ltd.	4,300	576,971
Nabtesco Corp.	4,900	114,229
Nexon Co., Ltd.	10,500	152,501
Nichiha Corp.	8,400	208,136
Nidec Corp.	4,000	345,865
Nippon Electric Glass Co., Ltd.	36,000	195,070
Nippon Express Co., Ltd.	68,000	366,717
Nippon Kayaku Co., Ltd.	12,000	148,463
Nippon Parking Development Co., Ltd.	104,700	149,014
Nippon Steel & Sumikin Bussan Corp.	3,500	135,637
Nippon Steel & Sumitomo Metal Corp.	26,000	581,146
Nippon Telegraph & Telephone Corp.	62,600	2,636,354
Nishi-Nippon Financial Holdings, Inc.*	19,300	202,374
Nissan Motor Co., Ltd.	180,700	1,821,176
Nissha Printing Co., Ltd.(a)	700	16,901
Nisshinbo Holdings, Inc.	12,500	120,890
Nitto Denko Corp.	3,600	276,833
Nomura Holdings, Inc.	132,600	783,424
Nomura Real Estate Holdings, Inc.	15,600	265,896
NS Solutions Corp.	7,100	128,078
NSK Ltd.	32,400	376,127
NTT Data Corp.	4,600	222,832
NTT DOCOMO, Inc.	110,055	2,512,766
Oji Holdings Corp.	44,000	179,569
Omron Corp.	5,400	207,648
Ono Pharmaceutical Co., Ltd.	4,400	96,405
Oracle Corp.	4,100	207,048
Oriental Land Co., Ltd.	3,000	169,915
Otsuka Holdings Co., Ltd.	11,900	519,627
Outsourcing, Inc.(a)	2,600	81,253
Pacific Industrial Co., Ltd.	22,900	291,760
Panasonic Corp.	57,000	581,314
Park24 Co., Ltd.	9,700	263,634
Pasco Corp.(a)	37,000	124,671
Pigeon Corp.	3,800	97,382
Pilot Corp.	2,600	107,669
Pocket Card Co., Ltd.	24,200	116,399
Pressance Corp.	13,200	164,215
Qol Co., Ltd.	8,900	106,829
Resona Holdings, Inc.	146,700	754,033
Resorttrust, Inc.	5,800	107,313
Ricoh Co., Ltd.	44,300	375,260
Sac’s Bar Holdings, Inc.	10,600	107,695
Sanrio Co., Ltd.	11,800	223,182
Sanwa Holdings Corp.	14,300	136,704
Sanyo Chemical Industries Ltd.	3,000	128,606
Sanyo Special Steel Co., Ltd.	38,000	180,495
Secom Co., Ltd.	3,100	227,194
Sega Sammy Holdings, Inc.	25,900	386,163
Seiko Epson Corp.	22,100	468,963
Seino Holdings Co., Ltd.	13,300	148,012
Sekisui House Ltd.	36,800	613,833
Seven & I Holdings Co., Ltd.	22,000	839,937
Seven Bank Ltd.	36,500	104,836
Shikoku Bank Ltd. (The)	63,000	154,482
Shikoku Electric Power Co., Inc.	22,700	230,435
Shima Seiki Manufacturing Ltd.	6,300	213,628
Shimano, Inc.	800	125,794
Shin-Etsu Chemical Co., Ltd.	8,700	676,323
Shionogi & Co., Ltd.	7,000	336,031
Ship Healthcare Holdings, Inc.	6,600	169,760
Shizuoka Bank Ltd. (The)	19,000	159,969
Showa Denko K.K.	18,100	259,780
Showa Shell Sekiyu K.K.	20,200	188,257
SMC Corp.	1,000	239,251
SoftBank Group Corp.	10,000	665,752
Sojitz Corp.	127,000	309,238
Sompo Holdings, Inc.	12,700	431,191
Sony Corp.	4,300	120,740
Sony Financial Holdings, Inc.	13,900	217,376
Sumitomo Chemical Co., Ltd.	65,000	309,856
Sumitomo Corp.	76,200	898,642
Sumitomo Dainippon Pharma Co., Ltd.	17,700	305,029
Sumitomo Electric Industries Ltd.	29,700	429,451
Sumitomo Heavy Industries Ltd.	48,000	309,890
Sumitomo Metal Mining Co., Ltd.	24,000	310,096
Sumitomo Mitsui Financial Group, Inc.	56,100	2,145,205
Sumitomo Mitsui Trust Holdings, Inc.	14,107	505,934
Sumitomo Realty & Development Co., Ltd.	10,000	266,301
Sumitomo Rubber Industries Ltd.	18,400	292,797
Sun Frontier Fudousan Co., Ltd.	11,700	103,322
Suntory Beverage & Food Ltd.	9,200	382,955
Suruga Bank Ltd.	9,300	208,031
Suzuken Co., Ltd.	4,000	131,007
Suzuki Motor Corp.	11,900	419,742
Systena Corp.	9,700	148,450
T&D Holdings, Inc.	24,100	319,343
Taiheiyo Cement Corp.	69,000	218,888
Taisei Corp.	54,000	378,720
Taiyo Holdings Co., Ltd.	4,800	187,045
Taiyo Nippon Sanso Corp.	10,000	116,089
Takashimaya Co., Ltd.	25,000	206,628
Takeda Pharmaceutical Co., Ltd.	35,500	1,471,621
Takuma Co., Ltd.	14,900	127,621
Tanseisha Co., Ltd.	14,300	98,329
Teijin Ltd.	13,700	278,264
Terumo Corp.	9,000	332,962
TOA Corp.(a)	13,100	117,932
Toda Corp.	29,000	153,410
Toho Co., Ltd.	8,600	243,692
Toho Zinc Co., Ltd.	16,000	62,280
Tokai Rika Co., Ltd.	9,100	182,960
Tokio Marine Holdings, Inc.	23,200	953,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Tokyo Electron Ltd.	6,700	$634,471
Tokyo Gas Co., Ltd.	79,000	358,238
Tokyo Tatemono Co., Ltd.	18,500	247,914
Tomy Co., Ltd.	14,300	152,152
TonenGeneral Sekiyu K.K.	38,000	401,389
Toppan Forms Co., Ltd.	11,200	117,056
Tosei Corp.	33,900	254,319
TOTO Ltd.	7,200	285,506
Toyo Ink SC Holdings Co., Ltd.	29,000	133,022
Toyo Seikan Group Holdings Ltd.	13,200	246,945
Toyoda Gosei Co., Ltd.	12,600	295,352
Toyota Motor Corp.	139,410	8,221,048
Toyota Tsusho Corp.	19,900	519,531
Trend Micro, Inc.	9,100	324,178
TS Tech Co., Ltd.	10,100	260,651
UACJ Corp.	47,000	129,352
Ube Industries Ltd.	144,000	302,482
Unicharm Corp.	7,600	166,648
Union Tool Co.	5,500	143,353
United Arrows Ltd.	3,100	85,716
USS Co., Ltd.	15,460	246,809
Wacoal Holdings Corp.	16,000	186,976
West Japan Railway Co.	8,820	542,426
Xebio Holdings Co., Ltd.	15,000	232,263
Yahoo Japan Corp.	156,810	603,658
Yakult Honsha Co., Ltd.	4,000	185,879
Yamada Denki Co., Ltd.	49,400	266,832
Yamagata Bank Ltd. (The)(a)	58,000	245,655
Yamaha Corp.	6,900	211,197
Yamaha Motor Co., Ltd.(a)	12,700	280,274
Yamanashi Chuo Bank Ltd. (The)	44,000	210,126
Yamato Kogyo Co., Ltd.	8,000	224,632
Yamazen Corp.(a)	31,600	264,699
Yokogawa Electric Corp.	19,500	283,050
Yokohama Rubber Co., Ltd. (The)	10,000	179,706
Yuasa Trading Co., Ltd.	10,200	255,186
Yusen Logistics Co., Ltd.	17,300	180,513
Zeon Corp.	12,000	118,729

Total Japan		110,010,616

Netherlands - 1.9%
ABN AMRO Group N.V. CVA(b)	20,850	462,922
Aegon N.V.	123,853	682,954
Akzo Nobel N.V.	8,472	530,700
ASML Holding N.V.	4,829	543,210
Boskalis Westminster	7,789	271,028
Heineken N.V.	13,146	988,073
ING Groep N.V.	217,830	3,071,840
Koninklijke Ahold Delhaize N.V.	61,796	1,305,542
Koninklijke DSM N.V.	6,892	414,061
Koninklijke KPN N.V.	126,804	376,363
Koninklijke Philips N.V.	43,665	1,335,614
NN Group N.V.	15,140	514,119
Randstad Holding N.V.	7,980	433,723
Steinhoff International Holdings N.V.	35,433	183,277
Wolters Kluwer N.V.	19,686	714,690

Total Netherlands		11,828,116

New Zealand - 0.6%
Air New Zealand Ltd.	88,279	135,117
Auckland International Airport Ltd.	61,494	267,998
Contact Energy Ltd.	71,306	231,703
EBOS Group Ltd.	10,490	122,155
Fisher & Paykel Healthcare Corp., Ltd.	38,803	230,528
Fletcher Building Ltd.	84,273	622,894
Heartland Bank Ltd.	139,158	145,552
Kathmandu Holdings Ltd.	117,244	159,421
Mercury NZ Ltd.	127,602	263,372
New Zealand Refining Co., Ltd. (The)	66,743	121,004
SKY Network Television Ltd.	73,668	233,728
Spark New Zealand Ltd.	186,592	443,677
Trade Me Group Ltd.	73,835	257,941
Trustpower Ltd.	32,504	107,432
Vector Ltd.(a)	89,947	203,213

Total New Zealand		3,545,735

Norway - 1.6%
Aker ASA Class A	11,814	443,315
Atea ASA*	28,088	259,418
Austevoll Seafood ASA	29,011	282,267
DNB ASA	45,366	676,719
Gjensidige Forsikring ASA	48,743	775,793
Leroy Seafood Group ASA	2,426	135,593
Marine Harvest ASA*	48,754	881,884
Norsk Hydro ASA	91,434	438,703
Salmar ASA	8,171	245,006
SpareBank 1 SMN	26,814	201,704
Statoil ASA	203,407	3,743,122
Telenor ASA	72,456	1,085,868
Tomra Systems ASA	19,492	204,936
Yara International ASA	16,069	634,718

Total Norway		10,009,046

Portugal - 0.3%
EDP - Energias de Portugal S.A.	299,085	912,941
Galp Energia, SGPS, S.A.	36,502	546,322
Jeronimo Martins, SGPS, S.A.	24,832	386,063
Navigator Co. S.A. (The)	60,461	208,213

Total Portugal		2,053,539

Singapore - 1.8%
Asian Pay Television Trust	776,600	201,582
CapitaLand Ltd.	211,300	441,701
China Aviation Oil Singapore Corp., Ltd.	143,100	138,672
City Developments Ltd.	19,000	108,895
ComfortDelGro Corp., Ltd.	128,600	219,867
DBS Group Holdings Ltd.	96,700	1,160,641
Global Logistic Properties Ltd.	90,500	137,814
Hutchison Port Holdings Trust	1,263,436	549,595
Jardine Cycle & Carriage Ltd.	15,955	455,336
Keppel Corp., Ltd.	138,900	556,677
Oversea-Chinese Banking Corp., Ltd.	205,995	1,271,873
SATS Ltd.	126,000	422,994
Sembcorp Industries Ltd.	96,600	190,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Sembcorp Marine Ltd.(a)	173,700	$165,921
Singapore Airlines Ltd.	57,000	381,526
Singapore Post Ltd.(a)	273,200	277,039
Singapore Press Holdings Ltd.(a)	150,400	367,489
Singapore Technologies Engineering Ltd.	211,200	472,192
Singapore Telecommunications Ltd.	884,500	2,234,668
StarHub Ltd.	120,800	234,961
Super Group Ltd.	164,400	145,658
United Overseas Bank Ltd.	65,201	920,676
UOL Group Ltd.	29,900	123,971
Wilmar International Ltd.	107,700	267,629

Total Singapore		11,447,943

Spain - 4.6%
Abertis Infraestructuras S.A.	48,857	685,117
Acciona S.A.	1,569	115,727
ACS Actividades de Construccion y Servicios S.A.	25,418	804,825
Almirall S.A.	11,551	179,827
Amadeus IT Group S.A.	15,190	691,655
Banco Bilbao Vizcaya Argentaria S.A.	456,490	3,088,231
Banco de Sabadell S.A.	313,466	437,421
Banco Santander S.A.	859,729	4,496,817
Bankia S.A.	998,374	1,022,497
Bankinter S.A.	25,972	201,620
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,504	339,687
CaixaBank S.A.	557,137	1,845,190
Cie Automotive S.A.	5,627	109,888
EDP Renovaveis S.A.	15,671	99,769
Endesa S.A.(a)	48,413	1,027,655
Ferrovial S.A.	51,737	927,410
Gas Natural SDG S.A.	60,341	1,139,876
Grifols S.A.	5,446	108,450
Iberdrola S.A.	309,211	2,033,159
Industria de Diseno Textil S.A.	73,566	2,516,365
Mapfre S.A.	175,995	538,329
Mediaset Espana Comunicacion S.A.	10,946	128,730
Obrascon Huarte Lain S.A.(a)	49,612	172,422
Prosegur Cia de Seguridad S.A.	20,112	126,006
Red Electrica Corp. S.A.	31,151	588,953
Repsol S.A.	98,837	1,399,012
Tecnicas Reunidas S.A.(a)	4,321	177,586
Telefonica S.A.	440,615	4,098,995

Total Spain		29,101,219

Sweden - 3.4%
Alfa Laval AB	19,031	315,905
Assa Abloy AB Class B	16,401	305,287
Atlas Copco AB Class A	20,903	638,507
Atlas Copco AB Class B	22,611	618,750
Axfood AB	16,207	255,470
Bilia AB Class A	5,231	120,632
BillerudKorsnas AB	18,559	312,565
Boliden AB	13,579	355,596
Electrolux AB Series B	15,789	393,309
Elekta AB Class B(a)	15,685	139,160
Fabege AB	28,760	471,387
Getinge AB Class B	5,888	94,692
Hennes & Mauritz AB Class B	69,407	1,935,994
Hexagon AB Class B	13,504	483,846
Husqvarna AB Class B	37,126	289,542
ICA Gruppen AB(a)	7,887	241,265
Indutrade AB	7,093	142,881
Intrum Justitia AB	3,534	119,582
Investment AB Latour Class B	11,155	420,188
Mekonomen AB	8,715	164,523
NCC AB Class B	12,468	309,346
Nordea Bank AB	249,904	2,786,614
Peab AB	58,118	462,533
Sandvik AB	38,676	479,799
Securitas AB Class B	25,894	408,736
Skandinaviska Enskilda Banken AB Class A	107,045	1,125,878
Skanska AB Class B	34,000	805,033
SKF AB Class B	20,907	385,709
Svenska Cellulosa AB SCA Class B	18,569	525,923
Svenska Handelsbanken AB Class A	70,141	977,462
Swedbank AB Class A	79,410	1,925,679
Telefonaktiebolaget LM Ericsson Class B	191,108	1,125,452
Telia Co. AB	207,696	839,280
Trelleborg AB Class B	25,820	509,602
Volvo AB Class A	57,130	674,145
Volvo AB Class B	36,301	425,162

Total Sweden		21,585,434

Switzerland - 7.5%
ABB Ltd. Registered Shares*	35,469	749,618
Adecco Group AG Registered Shares	8,985	589,217
Baloise Holding AG Registered Shares	4,504	568,567
Cie Financiere Richemont S.A. Registered Shares	13,707	909,664
Clariant AG Registered Shares*	23,287	402,571
Coca-Cola HBC AG*	12,380	270,763
Credit Suisse Group AG Registered Shares*	133,883	1,924,564
EFG International AG*	50,548	306,367
EMS-Chemie Holding AG Registered Shares	827	421,088
Givaudan S.A. Registered Shares	438	804,160
Julius Baer Group Ltd.*	10,442	464,694
Kuehne + Nagel International AG Registered Shares	8,499	1,125,562
LafargeHolcim Ltd. Registered Shares*	21,249	1,121,669
Logitech International S.A. Registered Shares	19,498	487,282
Nestle S.A. Registered Shares	103,641	7,449,181
Novartis AG Registered Shares	102,154	7,447,839
Roche Holding AG Bearer Shares	7,158	1,676,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Roche Holding AG Genusschein	25,314	$5,793,316
Schindler Holding AG Participation Certificate	3,530	623,789
SGS S.A. Registered Shares	305	621,794
STMicroelectronics N.V.	72,867	830,050
Sulzer AG Registered Shares	2,526	260,963
Sunrise Communications Group AG*(b)	1,890	124,593
Swatch Group AG (The) Registered Shares	5,856	358,672
Swiss Life Holding AG Registered Shares*	1,570	445,195
Swiss Re AG	18,561	1,762,322
Swisscom AG Registered Shares	2,970	1,332,825
Syngenta AG Registered Shares	3,352	1,327,476
UBS Group AG Registered Shares	206,469	3,240,203
Vontobel Holding AG Registered Shares	9,135	480,411
Zurich Insurance Group AG*	11,889	3,280,047

Total Switzerland		47,200,660

United Kingdom - 20.2%
Aberdeen Asset Management PLC	76,672	243,765
Admiral Group PLC	15,793	356,532
Aggreko PLC	9,342	105,969
Ashmore Group PLC	71,070	248,260
Associated British Foods PLC	16,276	552,059
AstraZeneca PLC	76,489	4,194,041
Aviva PLC	148,318	891,421
Babcock International Group PLC	27,305	321,537
BAE Systems PLC	228,352	1,668,994
Barclays PLC	735,097	2,029,646
Barratt Developments PLC	69,957	399,709
Bellway PLC	8,225	251,641
Berkeley Group Holdings PLC	14,162	491,379
BHP Billiton PLC	173,399	2,799,312
Bodycote PLC	14,226	113,205
BP PLC	1,746,218	10,995,707
British American Tobacco PLC	83,476	4,766,942
British Land Co. PLC (The)	35,848	278,841
BT Group PLC	318,397	1,443,484
Burberry Group PLC	18,555	343,224
Capita PLC	29,295	192,213
Carnival PLC	9,050	461,283
Centrica PLC	378,586	1,095,119
Close Brothers Group PLC	28,191	503,354
CNH Industrial N.V.	44,500	387,929
Cobham PLC	141,469	286,158
Compass Group PLC	58,217	1,079,756
Daily Mail & General Trust PLC Class A Non-Voting Shares	32,837	315,268
De La Rue PLC	14,074	106,952
Devro PLC	39,621	92,897
Diageo PLC	105,002	2,737,634
Direct Line Insurance Group PLC	125,131	571,159
Drax Group PLC	29,664	138,517
easyJet PLC	20,880	259,294
Electrocomponents PLC	72,662	428,004
Fenner PLC	53,035	154,493
Fidessa Group PLC	5,300	149,905
Fresnillo PLC	10,208	154,011
G4S PLC	92,426	268,384
GKN PLC	79,921	327,568
GlaxoSmithKline PLC	345,938	6,676,896
Halfords Group PLC	36,921	166,746
Hammerson PLC	46,327	328,008
Hargreaves Lansdown PLC	17,110	256,452
Hays PLC	183,159	337,670
HSBC Holdings PLC	1,599,575	12,983,721
IG Group Holdings PLC	37,327	227,894
IMI PLC	12,325	158,386
Imperial Brands PLC	48,672	2,130,514
Inchcape PLC	41,944	363,833
Inmarsat PLC	37,347	346,801
InterContinental Hotels Group PLC	5,304	238,430
International Consolidated Airlines Group S.A.	56,765	307,088
Intertek Group PLC	5,970	256,787
Intu Properties PLC(a)	73,031	253,847
Investec PLC	45,184	299,257
ITV PLC	414,177	1,056,309
J Sainsbury PLC	159,203	490,421
John Wood Group PLC	33,023	357,451
Johnson Matthey PLC	8,252	324,455
Kingfisher PLC	99,455	430,489
Ladbrokes Coral Group PLC	113,064	162,061
Legal & General Group PLC	331,294	1,013,583
Lloyds Banking Group PLC	2,728,001	2,107,120
London Stock Exchange Group PLC	14,255	513,277
Man Group PLC	124,613	182,156
Marks & Spencer Group PLC	90,366	390,812
Marston’s PLC	122,407	205,703
McCarthy & Stone PLC(b)	36,187	71,990
Meggitt PLC	45,234	256,327
Melrose Industries PLC	29,638	72,420
Mondi PLC	24,992	514,483
National Grid PLC	221,533	2,604,883
NEX Group PLC	37,911	217,596
Next PLC	9,904	609,813
Old Mutual PLC	308,606	790,495
PayPoint PLC	10,675	132,697
Pearson PLC	68,131	689,063
Persimmon PLC	24,109	529,075
Polar Capital Holdings PLC	22,702	84,155
Prudential PLC	84,919	1,707,738
QinetiQ Group PLC	45,353	147,274
Reckitt Benckiser Group PLC	19,160	1,630,264
RELX N.V.	67,316	1,135,315
RELX PLC	41,137	736,540
Rightmove PLC	2,027	97,757
Rio Tinto PLC	124,061	4,841,851
Rolls-Royce Holdings PLC*	61,794	510,056
Rotork PLC	32,060	95,551
Royal Dutch Shell PLC Class A	360,602	9,992,079
Royal Dutch Shell PLC Class B	256,915	7,472,935
Royal Mail PLC	43,230	246,841
RPS Group PLC	30,041	82,592
RSA Insurance Group PLC	17,946	129,945
Sage Group PLC (The)	74,307	601,404
Savills PLC	23,628	204,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2016

Investments	Shares	Value
Schroders PLC Non-Voting Shares	13,560	$374,986
Segro PLC	74,385	421,057
Sky PLC	85,701	1,049,433
Smiths Group PLC	21,504	376,251
Soco International PLC	57,122	112,580
SSE PLC	69,255	1,328,978
St. Ives PLC	56,004	88,232
Standard Life PLC	109,378	502,769
TalkTalk Telecom Group PLC(a)	73,656	153,994
Taylor Wimpey PLC	162,717	308,629
Telecom Plus PLC	9,542	138,657
TP ICAP PLC	30,980	165,869
Ultra Electronics Holdings PLC	8,123	194,822
Unilever N.V. CVA	66,772	2,754,782
Unilever PLC	46,351	1,885,733
Vesuvius PLC	49,205	240,343
Vodafone Group PLC	1,748,798	4,318,561
Weir Group PLC (The)	11,002	256,938
WH Smith PLC	21,218	408,477
Whitbread PLC	9,586	447,265
William Hill PLC	57,226	205,204
WM Morrison Supermarkets PLC	118,426	337,590
WS Atkins PLC	5,747	103,537

Total United Kingdom		127,152,077

TOTAL COMMON STOCKS (Cost: $629,842,680)		628,571,953

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/12/17* (Cost $34,466)	98,837	36,695

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International Dividend Ex-Financials Fund(c) (Cost: $47,716)	1,264	47,236

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $8,783,918)(e)	8,783,918	8,783,918

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $638,708,780)		637,439,802
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.2)%		(7,350,457)

NET ASSETS - 100.0%		$630,089,345

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $9,796,573 and the total market value of the collateral held by the Fund was $10,291,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,507,412.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	52,360	USD	54,724	$(503)
1/3/2017	GBP	35,829	USD	43,829	(443)
1/3/2017	SGD	52,206	USD	36,001	(135)

					$(1,081)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 7.7%
AGL Energy Ltd.	191	$3,055
Amcor Ltd.	251	2,717
AMP Ltd.	800	2,920
Aristocrat Leisure Ltd.	104	1,167
Asaleo Care Ltd.	437	468
ASX Ltd.	46	1,657
Aurizon Holdings Ltd.	635	2,322
Australia & New Zealand Banking Group Ltd.	800	17,622
Bank of Queensland Ltd.	70	602
BHP Billiton Ltd.	867	15,732
Boral Ltd.	166	650
Brickworks Ltd.	96	945
Caltex Australia Ltd.	79	1,742
carsales.com Ltd.	99	814
CIMIC Group Ltd.	60	1,518
Cleanaway Waste Management Ltd.	1,074	957
Coca-Cola Amatil Ltd.	265	1,942
Cochlear Ltd.	14	1,242
Commonwealth Bank of Australia	361	21,542
Computershare Ltd.	69	623
Cover-More Group Ltd.	985	1,377
Crown Resorts Ltd.	132	1,107
CSL Ltd.	34	2,472
CSR Ltd.	241	806
Downer EDI Ltd.	234	1,032
Event Hospitality and Entertainment Ltd.	121	1,206
Fairfax Media Ltd.	1,034	666
Genworth Mortgage Insurance Australia Ltd.	559	1,324
GrainCorp Ltd. Class A	96	665
Harvey Norman Holdings Ltd.	522	1,943
Healthscope Ltd.	308	511
Incitec Pivot Ltd.	217	566
Insurance Australia Group Ltd.	649	2,815
IOOF Holdings Ltd.(a)	91	607
IRESS Ltd.	94	808
JB Hi-Fi Ltd.	42	853
Macquarie Group Ltd.	81	5,110
Magellan Financial Group Ltd.	47	809
National Australia Bank Ltd.	760	16,878
Navitas Ltd.	195	703
NIB Holdings Ltd.	174	598
Orica Ltd.	103	1,319
Perpetual Ltd.	16	565
Platinum Asset Management Ltd.(a)	135	516
Premier Investments Ltd.	64	669
Primary Health Care Ltd.	146	431
QBE Insurance Group Ltd.	180	1,619
Qube Holdings Ltd.(a)	345	610
REA Group Ltd.	21	840
Rio Tinto Ltd.	128	5,552
Seek Ltd.	58	625
Select Harvests Ltd.(a)	74	356
Sonic Healthcare Ltd.	103	1,596
Star Entertainment Grp Ltd. (The)	234	876
Steadfast Group Ltd.	497	795
Suncorp Group Ltd.	185	1,811
Super Retail Group Ltd.	195	1,461
Tabcorp Holdings Ltd.	377	1,313
Tatts Group Ltd.	349	1,132
Technology One Ltd.	253	1,035
Telstra Corp., Ltd.	3,245	11,983
TPG Telecom Ltd.	92	454
Treasury Wine Estates Ltd.	209	1,616
Wesfarmers Ltd.	230	7,018
Westpac Banking Corp.	786	18,554
Woodside Petroleum Ltd.	201	4,535
Woolworths Ltd.	277	4,834

Total Australia		195,208

Austria - 0.3%
EVN AG	254	3,002
Oesterreichische Post AG*	49	1,648
OMV AG	110	3,894

Total Austria		8,544

Belgium - 1.5%
Ackermans & van Haaren N.V.	11	1,533
Ageas	43	1,706
Anheuser-Busch InBev S.A.	232	24,605
bpost S.A.	80	1,899
Colruyt S.A.	56	2,776
Euronav N.V.	120	959
Proximus SADP	110	3,174
UCB S.A.	29	1,863

Total Belgium		38,515

China - 2.9%
Beijing Enterprises Holdings Ltd.	500	2,364
China Everbright International Ltd.	1,000	1,134
China Jinmao Holdings Group Ltd.	2,000	539
China Mobile Ltd.	3,000	31,806
China Overseas Land & Investment Ltd.	2,000	5,301
China Power International Development Ltd.	5,000	1,812
China Resources Power Holdings Co., Ltd.	2,000	3,178
China South City Holdings Ltd.	6,000	1,254
China Unicom Hong Kong Ltd.	2,000	2,329
CITIC Ltd.	4,000	5,727
CNOOC Ltd.	10,000	12,511
Fosun International Ltd.	112	159
Guotai Junan International Holdings Ltd.	2,000	616
Shanghai Industrial Holdings Ltd.	1,000	2,709
Shenzhen Investment Ltd.	2,000	802
Sino-Ocean Group Holding Ltd.	2,000	895
Sun Art Retail Group Ltd.	1,000	877

Total China		74,013

Denmark - 1.0%
AP Moller - Maersk A/S Class B	3	4,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
Carlsberg A/S Class B	6	$519
Coloplast A/S Class B	20	1,351
Danske Bank A/S	159	4,831
DSV A/S	11	490
GN Store Nord A/S	30	623
Novo Nordisk A/S Class B	141	5,094
Novozymes A/S Class B	10	345
Pandora A/S	9	1,180
Rockwool International A/S Class B	4	707
Royal Unibrew A/S	27	1,044
SimCorp A/S	12	586
Sydbank A/S	32	995
Tryg A/S	90	1,630
Vestas Wind Systems A/S	13	847

Total Denmark		25,038

Finland - 1.5%
Elisa Oyj	64	2,088
F-Secure Oyj	64	235
Fortum Oyj	331	5,087
Kesko Oyj Class B	31	1,552
Kone Oyj Class B	89	3,996
Metso Oyj	53	1,515
Neste Oyj	62	2,387
Nokia Oyj	1,398	6,765
Nokian Renkaat Oyj	40	1,494
Orion Oyj Class B	33	1,472
Sampo Oyj Class A	130	5,840
Tieto Oyj	56	1,531
UPM-Kymmene Oyj	163	4,013

Total Finland		37,975

France - 11.4%
Accor S.A.	29	1,084
Aeroports de Paris	17	1,825
Air Liquide S.A.	44	4,903
Airbus Group SE	85	5,634
Alten S.A.	14	985
Arkema S.A.	18	1,765
AXA S.A.	481	12,168
BioMerieux	8	1,197
BNP Paribas S.A.	245	15,647
Bollore S.A.	200	707
Bouygues S.A.	93	3,340
Bureau Veritas S.A.	75	1,456
Capgemini S.A.	13	1,099
Carrefour S.A.	98	2,366
Casino Guichard Perrachon S.A.	43	2,068
Christian Dior SE	20	4,203
Cie de Saint-Gobain	86	4,014
CNP Assurances	175	3,249
Credit Agricole S.A.	761	9,455
Danone S.A.	83	5,270
Dassault Systemes SE	17	1,298
Edenred	93	1,848
Electricite de France S.A.	883	9,015
Elior Group(b)	74	1,695
Engie S.A.	721	9,217
Essilor International S.A.	18	2,038
Gaztransport Et Technigaz S.A.	29	1,257
Havas S.A.	120	1,013
Hermes International	5	2,057
Iliad S.A.	3	578
Imerys S.A.	24	1,824
Ingenico Group S.A.	6	480
Ipsen S.A.	23	1,667
JCDecaux S.A.	27	795
Kering	17	3,825
Klepierre	68	2,679
L’Oreal S.A.	48	8,779
Legrand S.A.	24	1,366
LVMH Moet Hennessy Louis Vuitton SE	56	10,715
Metropole Television S.A.	135	2,516
Natixis S.A.	1,126	6,366
Neopost S.A.	34	1,066
Nexity S.A.*	24	1,125
Orange S.A.	490	7,460
Pernod Ricard S.A.	23	2,497
Publicis Groupe S.A.	27	1,867
Remy Cointreau S.A.	12	1,025
Renault S.A.	39	3,476
Rexel S.A.	100	1,649
Rubis SCA	16	1,322
Safran S.A.	41	2,959
Sanofi	245	19,872
Schneider Electric SE	89	6,206
SCOR SE	30	1,039
Societe BIC S.A.	16	2,180
Societe Generale S.A.	193	9,516
Sodexo S.A.	20	2,304
Suez	119	1,759
Technip S.A.	18	1,287
Teleperformance	24	2,412
Television Francaise 1(a)	36	359
Thales S.A.	28	2,721
TOTAL S.A.	604	31,038
Unibail-Rodamco SE	12	2,870
Veolia Environnement S.A.	178	3,037
Vicat S.A.	20	1,216
Vinci S.A.	105	7,165
Vivendi S.A.	878	16,720

Total France		289,610

Germany - 7.8%
adidas AG	15	2,376
Allianz SE Registered Shares	94	15,566
AURELIUS Equity Opportunities SE & Co. KGaA	17	997
Axel Springer SE	28	1,362
BASF SE	184	17,139
Bayer AG Registered Shares	103	10,769
Bayerische Motoren Werke AG	109	10,203
Bechtle AG	9	938
Beiersdorf AG	37	3,146
Brenntag AG	18	1,002
Carl Zeiss Meditec AG Bearer Shares	30	1,108
Comdirect Bank AG	108	1,097
Commerzbank AG	318	2,430
Continental AG	16	3,100
Daimler AG Registered Shares	250	18,648
Deutsche Boerse AG*	32	2,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
Deutsche Post AG Registered Shares	203	$6,688
Deutsche Telekom AG Registered Shares	711	12,265
Deutsche Wohnen AG Bearer Shares	49	1,542
DMG MORI AG	32	1,457
Drillisch AG(a)	15	647
Duerr AG	8	644
E.ON SE	410	2,897
Evonik Industries AG	102	3,053
Fielmann AG	37	2,449
Fraport AG Frankfurt Airport Services Worldwide	21	1,244
GEA Group AG	25	1,008
Gerresheimer AG	11	819
Hamburger Hafen und Logistik AG	62	1,158
Hannover Rueck SE	26	2,819
Henkel AG & Co. KGaA	28	2,923
Hugo Boss AG	30	1,839
Infineon Technologies AG	137	2,386
K+S AG Registered Shares	36	862
Krones AG	9	825
KUKA AG(a)	7	654
LEG Immobilien AG*	15	1,168
Linde AG	20	3,293
MAN SE	27	2,686
Merck KGaA	19	1,987
METRO AG	63	2,099
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	41	7,769
OSRAM Licht AG	13	683
ProSiebenSat.1 Media SE	49	1,892
RHOEN-KLINIKUM AG	52	1,407
SAP SE	101	8,822
Siemens AG Registered Shares	147	18,110
Software AG	23	837
Talanx AG	65	2,178
Telefonica Deutschland Holding AG	739	3,172
Volkswagen AG	7	1,010
Wacker Chemie AG	10	1,043

Total Germany		198,833

Hong Kong - 2.7%
AIA Group Ltd.	800	4,514
Bank of East Asia Ltd. (The)	800	3,065
BOC Hong Kong Holdings Ltd.	2,500	8,948
Cathay Pacific Airways Ltd.(a)	2,000	2,631
CLP Holdings Ltd.	500	4,595
Hang Lung Properties Ltd.	2,000	4,241
Hang Seng Bank Ltd.	400	7,445
Hong Kong & China Gas Co., Ltd.	2,200	3,899
Hong Kong Exchanges & Clearing Ltd.	200	4,726
MTR Corp., Ltd.	1,000	4,862
New World Development Co., Ltd.	3,000	3,173
Power Assets Holdings Ltd.	500	4,408
Sino Land Co., Ltd.	2,000	2,997
SJM Holdings Ltd.	4,000	3,137
Swire Properties Ltd.	1,600	4,416
Techtronic Industries Co., Ltd.	500	1,793

Total Hong Kong		68,850

Ireland - 0.3%
CRH PLC	142	4,936
Grafton Group PLC	51	346
Greencore Group PLC	221	673
Paddy Power Betfair PLC	16	1,713

Total Ireland		7,668

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	1,600	3,043
First International Bank of Israel Ltd.	47	690
Frutarom Industries Ltd.	15	768
Harel Insurance Investments & Financial Services Ltd.	143	658
Israel Chemicals Ltd.	655	2,689
Mizrahi Tefahot Bank Ltd.	107	1,567
Nice Ltd.	11	750
Teva Pharmaceutical Industries Ltd.	111	3,989

Total Israel		14,154

Italy - 2.9%
A2A SpA	670	869
ACEA SpA	32	390
Anima Holding SpA(b)	71	386
Ansaldo STS SpA	123	1,536
Ascopiave SpA	489	1,405
Assicurazioni Generali SpA	346	5,153
Atlantia SpA	152	3,569
Azimut Holding SpA	19	318
Banca Mediolanum SpA	104	749
BPER Banca	202	1,078
Credito Valtellinese SC	1,862	732
Davide Campari-Milano SpA	82	803
De’ Longhi SpA	27	643
DiaSorin SpA	16	949
Enel SpA	1,743	7,699
Eni SpA	910	14,848
ERG SpA	6	65
FinecoBank Banca Fineco SpA	181	1,018
Hera SpA	394	911
Intesa Sanpaolo SpA	1,306	3,342
Intesa Sanpaolo SpA RSP	3,266	7,696
Iren SpA	469	770
Luxottica Group SpA	48	2,587
MARR SpA	42	769
Mediobanca SpA	248	2,029
Parmalat SpA	697	2,177
Recordati SpA	54	1,533
Snam SpA	802	3,311
Terna Rete Elettrica Nazionale SpA	565	2,593
Unione di Banche Italiane SpA(a)	545	1,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
UnipolSai SpA	855	$1,831

Total Italy		73,260

Japan - 17.3%
Aeon Mall Co., Ltd.	200	2,819
Astellas Pharma, Inc.	300	4,176
Bridgestone Corp.	200	7,226
Brother Industries Ltd.	100	1,808
Canon, Inc.	400	11,300
Chugoku Bank Ltd. (The)	100	1,439
D.A. Consortium Holdings, Inc.*	100	751
Dai-ichi Life Holdings, Inc.	200	3,337
Daicel Corp.	200	2,212
Daiwa House Industry Co., Ltd.	200	5,480
Daiwa Securities Group, Inc.	1,000	6,176
Denso Corp.	200	8,682
Eagle Industry Co., Ltd.	100	1,331
Eisai Co., Ltd.	100	5,751
Fuji Heavy Industries Ltd.	200	8,183
Hachijuni Bank Ltd. (The)	200	1,163
Hino Motors Ltd.	200	2,041
Hitachi Chemical Co., Ltd.	100	2,506
Hitachi Construction Machinery Co., Ltd.	100	2,170
Hitachi Ltd.	1,000	5,419
Hitachi Metals Ltd.	100	1,358
Hokuhoku Financial Group, Inc.	200	3,459
Honda Motor Co., Ltd.	300	8,784
Hoya Corp.	100	4,211
Hulic Co., Ltd.	200	1,782
Ibiden Co., Ltd.	100	1,349
Idemitsu Kosan Co., Ltd.	100	2,662
Iida Group Holdings Co., Ltd.	100	1,901
Isetan Mitsukoshi Holdings Ltd.	200	2,161
Isuzu Motors Ltd.	300	3,809
ITOCHU Corp.	500	6,653
Iyo Bank Ltd. (The)	400	2,764
J. Front Retailing Co., Ltd.	200	2,701
Japan Exchange Group, Inc.	100	1,432
Japan Post Holdings Co., Ltd.	400	5,004
Japan Post Insurance Co., Ltd.	100	2,146
Japan Tobacco, Inc.	300	9,887
JFE Holdings, Inc.	100	1,526
JSR Corp.	200	3,160
JX Holdings, Inc.	600	2,545
Kawasaki Heavy Industries Ltd.	1,000	3,147
KDDI Corp.	300	7,612
Keiyo Co., Ltd.	700	3,361
Kintetsu World Express, Inc.	100	1,390
Komatsu Ltd.	300	6,810
Konica Minolta, Inc.	300	2,986
Kubota Corp.	200	2,861
Kuraray Co., Ltd.	200	3,011
Kyocera Corp.	100	4,983
Kyushu Financial Group, Inc.	100	680
Marubeni Corp.	500	2,841
Mazda Motor Corp.	100	1,639
Minebea Co., Ltd.	200	1,879
Mitsubishi Corp.	300	6,405
Mitsubishi Heavy Industries Ltd.	1,000	4,566
Mitsubishi Materials Corp.	100	3,078
Mitsubishi Motors Corp.	100	571
Mitsubishi UFJ Financial Group, Inc.	2,200	13,585
Mitsui & Co., Ltd.	600	8,267
Mitsui Mining & Smelting Co., Ltd.	1,000	2,538
Mizuho Financial Group, Inc.	4,700	8,454
Modec, Inc.	100	1,602
MS&AD Insurance Group Holdings, Inc.	100	3,107
NGK Spark Plug Co., Ltd.	100	2,227
Nikon Corp.	200	3,116
Nippon Steel & Sumitomo Metal Corp.	200	4,470
Nippon Telegraph & Telephone Corp.	300	12,634
Nissan Motor Co., Ltd.	900	9,071
NOK Corp.	100	2,029
Nomura Holdings, Inc.	900	5,317
North Pacific Bank Ltd.	200	826
NSK Ltd.	200	2,322
NTT DOCOMO, Inc.	500	11,416
Panasonic Corp.	300	3,060
Ricoh Co., Ltd.	200	1,694
Sega Sammy Holdings, Inc.	300	4,473
Seiko Epson Corp.	100	2,122
Sekisui House Ltd.	200	3,336
Seven & I Holdings Co., Ltd.	100	3,818
Shin-Etsu Chemical Co., Ltd.	100	7,774
Shinko Electric Industries Co., Ltd.	400	2,709
Showa Denko K.K.	200	2,870
SoftBank Group Corp.	100	6,657
Sojitz Corp.	900	2,191
Sompo Holdings, Inc.	200	6,790
Sony Financial Holdings, Inc.	100	1,564
Sumitomo Corp.	400	4,717
Sumitomo Electric Industries Ltd.	100	1,446
Sumitomo Mitsui Financial Group, Inc.	300	11,472
Sumitomo Mitsui Trust Holdings, Inc.	100	3,586
Sumitomo Rubber Industries Ltd.	100	1,591
T&D Holdings, Inc.	200	2,650
Takeda Pharmaceutical Co., Ltd.	200	8,291
Tokai Tokyo Financial Holdings, Inc.	400	2,133
Tokio Marine Holdings, Inc.	100	4,112
Toyo Tire & Rubber Co., Ltd.	100	1,247
Toyota Motor Corp.	652	38,449
Toyota Tsusho Corp.	200	5,221
Yahoo Japan Corp.	200	770
Yamaha Corp.	100	3,061

Total Japan		439,869

Netherlands - 2.0%
Aalberts Industries N.V.	20	650
ABN AMRO Group N.V. CVA(b)	98	2,176
Aegon N.V.	545	3,005
Akzo Nobel N.V.	48	3,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
Arcadis N.V.	25	$352
ASM International N.V.	17	765
BE Semiconductor Industries N.V.	24	801
BinckBank N.V.	64	371
Boskalis Westminster	42	1,461
Brunel International N.V.	32	519
Corbion N.V.	63	1,690
Euronext N.V.(b)	14	579
Gemalto N.V.	7	406
Heineken N.V.	47	3,533
IMCD Group N.V.	17	726
ING Groep N.V.	925	13,044
Koninklijke Ahold Delhaize N.V.	153	3,232
Koninklijke KPN N.V.	592	1,757
Koninklijke Philips N.V.	150	4,588
Koninklijke Vopak N.V.	19	899
NN Group N.V.	98	3,328
Randstad Holding N.V.	27	1,468
Steinhoff International Holdings N.V.	260	1,345
Wessanen	34	477
Wolters Kluwer N.V.	50	1,815

Total Netherlands		51,994

New Zealand - 0.5%
Contact Energy Ltd.	40	130
EBOS Group Ltd.	92	1,071
Freightways Ltd.	275	1,295
Genesis Energy Ltd.	640	937
Kiwi Property Group Ltd.	808	780
Mainfreight Ltd.	73	1,054
Mercury NZ Ltd.	500	1,032
Meridian Energy Ltd.	739	1,340
Metlifecare Ltd.	380	1,471
Port of Tauranga Ltd.	380	1,020
Spark New Zealand Ltd.	514	1,222
Z Energy Ltd.	169	856

Total New Zealand		12,208

Norway - 1.6%
Austevoll Seafood ASA	159	1,547
DNB ASA	254	3,789
Entra ASA(b)	167	1,664
Gjensidige Forsikring ASA	131	2,085
Kongsberg Gruppen ASA	39	564
Leroy Seafood Group ASA	19	1,062
Marine Harvest ASA*	99	1,791
Norsk Hydro ASA	423	2,029
Orkla ASA	243	2,208
Salmar ASA	61	1,829
SpareBank 1 SR-Bank ASA	123	868
Statoil ASA	761	14,004
Telenor ASA	375	5,620
TGS Nopec Geophysical Co. ASA	29	646

Total Norway		39,706

Portugal - 0.4%
CTT-Correios de Portugal S.A.	156	1,061
EDP - Energias de Portugal S.A.	1,285	3,922
Galp Energia, SGPS, S.A.	121	1,811
Jeronimo Martins, SGPS, S.A.	72	1,119
REN - Redes Energeticas Nacionais, SGPS, S.A.	396	1,127

Total Portugal		9,040

Singapore - 1.8%
Asian Pay Television Trust	2,600	675
CapitaLand Ltd.	1,200	2,508
Chip Eng Seng Corp., Ltd.	4,200	1,832
City Developments Ltd.	100	573
ComfortDelGro Corp., Ltd.	500	855
CWT Ltd.	900	1,202
DBS Group Holdings Ltd.	300	3,601
Global Logistic Properties Ltd.	1,000	1,523
Hutchison Port Holdings Trust	3,400	1,479
Jardine Cycle & Carriage Ltd.	100	2,854
Keppel Corp., Ltd.	500	2,004
M1 Ltd.(a)	300	407
Olam International Ltd.	700	955
Oversea-Chinese Banking Corp., Ltd.	600	3,705
Pacc Offshore Services Holdings Ltd.	1,400	310
Sembcorp Industries Ltd.	500	986
SIA Engineering Co., Ltd.	700	1,633
Singapore Airlines Ltd.	300	2,008
Singapore Exchange Ltd.	400	1,982
Singapore Technologies Engineering Ltd.	600	1,341
Singapore Telecommunications Ltd.	3,000	7,579
StarHub Ltd.	200	389
United Engineers Ltd.	500	886
United Overseas Bank Ltd.	306	4,321

Total Singapore		45,608

Spain - 4.5%
Abertis Infraestructuras S.A.	191	2,678
ACS Actividades de Construccion y Servicios S.A.	71	2,248
Amadeus IT Group S.A.	62	2,823
Atresmedia Corp. de Medios de Comunicacion S.A.	40	438
Banco Bilbao Vizcaya Argentaria S.A.	1,807	12,225
Banco de Sabadell S.A.	1,554	2,169
Banco Santander S.A.	2,716	14,206
Bankia S.A.	3,704	3,794
Bankinter S.A.	193	1,498
CaixaBank S.A.	1,476	4,888
Cia de Distribucion Integral Logista Holdings S.A.	57	1,323
Distribuidora Internacional de Alimentacion S.A.	82	404
Ebro Foods S.A.	63	1,323
Enagas S.A.	80	2,036
Endesa S.A.(a)	212	4,500
Ferrovial S.A.	124	2,223
Gas Natural SDG S.A.	229	4,326
Grifols S.A.	32	637
Grupo Catalana Occidente S.A.	27	886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
Iberdrola S.A.	1,103	$7,253
Industria de Diseno Textil S.A.	260	8,893
Mapfre S.A.	923	2,823
Mediaset Espana Comunicacion S.A.	99	1,164
Red Electrica Corp. S.A.	128	2,420
Repsol S.A.	350	4,954
Sacyr S.A.*	864	2,023
Tecnicas Reunidas S.A.	28	1,151
Telefonica S.A.	1,912	17,787
Viscofan S.A.	15	741
Zardoya Otis S.A.	70	593

Total Spain		114,427

Sweden - 3.5%
AAK AB	10	660
AF AB Class B	88	1,618
Atlas Copco AB Class A	178	5,437
Atrium Ljungberg AB Class B	56	877
Avanza Bank Holding AB	17	691
Axfood AB	71	1,119
Betsson AB*	67	648
Clas Ohlson AB Class B	57	841
Com Hem Holding AB	182	1,741
Electrolux AB Series B	57	1,420
Fabege AB	60	983
Hennes & Mauritz AB Class B	234	6,527
Hexpol AB	60	557
ICA Gruppen AB	45	1,377
Indutrade AB	39	786
Investment AB Latour Class B	32	1,205
Kinnevik AB Class B	38	913
Lifco AB Class B	18	462
Loomis AB Class B	23	686
NetEnt AB*	68	526
Nordea Bank AB	1,226	13,671
Sandvik AB	269	3,337
Securitas AB Class B	88	1,389
Skandinaviska Enskilda Banken AB Class A	677	7,121
Skanska AB Class B	120	2,841
Svenska Cellulosa AB SCA Class B	85	2,407
Svenska Handelsbanken AB Class A	334	4,655
Swedbank AB Class A	328	7,954
Swedish Match AB	52	1,659
Telefonaktiebolaget LM Ericsson Class A	762	4,446
Telia Co. AB	639	2,582
Thule Group AB(b)	53	831
Trelleborg AB Class B	75	1,480
Volvo AB Class B	322	3,771
Wallenstam AB Class B	110	859

Total Sweden		88,077

Switzerland - 7.5%
ABB Ltd. Registered Shares*	171	3,614
Actelion Ltd. Registered Shares*	6	1,302
Baloise Holding AG Registered Shares	21	2,651
Cie Financiere Richemont S.A. Registered Shares	66	4,380
Clariant AG Registered Shares*	73	1,262
Coca-Cola HBC AG*	67	1,465
Credit Suisse Group AG Registered Shares*	433	6,224
DKSH Holding AG	14	964
EMS-Chemie Holding AG Registered Shares	4	2,037
GAM Holding AG*	50	581
Geberit AG Registered Shares	5	2,008
Givaudan S.A. Registered Shares	2	3,672
Julius Baer Group Ltd.*	3	134
Kuehne + Nagel International AG Registered Shares	34	4,503
LafargeHolcim Ltd. Registered Shares*	97	5,120
Logitech International S.A. Registered Shares	42	1,050
Lonza Group AG Registered Shares*	10	1,735
Nestle S.A. Registered Shares	425	30,547
Novartis AG Registered Shares	411	29,965
OC Oerlikon Corp. AG Registered Shares*	28	276
Partners Group Holding AG	5	2,348
Roche Holding AG Genusschein	121	27,692
SGS S.A. Registered Shares	2	4,077
Sonova Holding AG Registered Shares	7	850
STMicroelectronics N.V.	289	3,292
Straumann Holding AG Registered Shares	3	1,173
Sulzer AG Registered Shares	10	1,033
Swatch Group AG (The) Bearer Shares	5	1,558
Swiss Life Holding AG Registered Shares*	6	1,701
Swiss Re AG	88	8,355
Swisscom AG Registered Shares	11	4,936
Syngenta AG Registered Shares	11	4,356
UBS Group AG Registered Shares	834	13,088
Vontobel Holding AG Registered Shares	24	1,262
Zurich Insurance Group AG*	43	11,863

Total Switzerland		191,074

United Kingdom - 20.1%
A.G. Barr PLC	204	1,264
Abcam PLC	56	531
Aberdeen Asset Management PLC	458	1,456
Admiral Group PLC	63	1,422
Aggreko PLC	49	556
Amec Foster Wheeler PLC	147	854
Ashmore Group PLC	315	1,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
Associated British Foods PLC	27	$916
AstraZeneca PLC	281	15,408
Aviva PLC	800	4,808
Babcock International Group PLC	91	1,072
BAE Systems PLC	799	5,840
Barclays PLC	2,139	5,906
BBA Aviation PLC	303	1,061
Bellway PLC	40	1,224
Berkeley Group Holdings PLC	31	1,076
BHP Billiton PLC	675	10,897
Big Yellow Group PLC	116	983
Bodycote PLC	96	764
Booker Group PLC	314	681
BP PLC	6,873	43,278
Brewin Dolphin Holdings PLC	441	1,663
British American Tobacco PLC	333	19,016
British Land Co. PLC (The)	91	708
Britvic PLC	139	974
BT Group PLC	1,201	5,445
Burberry Group PLC	91	1,683
Carnival PLC	32	1,631
Centrica PLC	1,287	3,723
Close Brothers Group PLC	34	607
CNH Industrial N.V.	241	2,101
Cobham PLC	572	1,157
Compass Group PLC	271	5,026
Cranswick PLC	39	1,129
Croda International PLC	27	1,066
Dechra Pharmaceuticals PLC	87	1,446
Derwent London PLC	20	685
Diageo PLC	399	10,403
Direct Line Insurance Group PLC	276	1,260
Domino’s Pizza Group PLC	112	499
Drax Group PLC	109	509
DS Smith PLC	198	998
Dunelm Group PLC	85	845
easyJet PLC	121	1,503
Electrocomponents PLC	266	1,567
Essentra PLC	128	729
esure Group PLC	161	401
Foxtons Group PLC	670	844
GlaxoSmithKline PLC	1,391	26,847
Halfords Group PLC	227	1,025
Halma PLC	133	1,475
Hammerson PLC	139	984
Hargreaves Lansdown PLC	103	1,544
Hays PLC	552	1,018
Hikma Pharmaceuticals PLC	20	468
HomeServe PLC	185	1,417
Howden Joinery Group PLC	127	602
HSBC Holdings PLC	6,412	52,046
IG Group Holdings PLC	123	751
IMI PLC	97	1,247
Imperial Brands PLC	182	7,967
Informa PLC	257	2,159
International Consolidated Airlines Group S.A.	384	2,077
Intertek Group PLC	41	1,764
Intu Properties PLC	122	424
Investec PLC	167	1,106
ITV PLC	1,669	4,257
J Sainsbury PLC	752	2,317
John Wood Group PLC	67	725
Johnson Matthey PLC	32	1,258
Jupiter Fund Management PLC	90	493
Kingfisher PLC	421	1,822
Ladbrokes Coral Group PLC	561	804
Land Securities Group PLC	52	685
Legal & General Group PLC	1,121	3,430
Lloyds Banking Group PLC	9,500	7,338
London Stock Exchange Group PLC	20	720
Man Group PLC	666	974
Mediclinic International PLC	62	591
Meggitt PLC	209	1,184
Melrose Industries PLC	553	1,351
Micro Focus International PLC	36	969
Mondi PLC	88	1,812
National Grid PLC	743	8,736
Next PLC	55	3,386
Old Mutual PLC	840	2,152
Pagegroup PLC	274	1,322
Pearson PLC	238	2,407
Pennon Group PLC	69	705
Persimmon PLC	107	2,348
Prudential PLC	277	5,571
PZ Cussons PLC	133	549
QinetiQ Group PLC	463	1,503
Reckitt Benckiser Group PLC	76	6,467
RELX N.V.	195	3,289
RELX PLC	227	4,064
Renishaw PLC	20	625
Restaurant Group PLC (The)	100	401
Rightmove PLC	13	627
Rio Tinto PLC	481	18,772
Rolls-Royce Holdings PLC*	288	2,377
Rotork PLC	282	840
Royal Dutch Shell PLC Class A	1,561	43,254
Royal Dutch Shell PLC Class B	903	26,266
Royal Mail PLC	219	1,250
Saga PLC	383	923
Sage Group PLC (The)	179	1,449
Segro PLC	289	1,636
Severn Trent PLC	71	1,949
Sky PLC	295	3,612
Smith & Nephew PLC	44	664
Smiths Group PLC	104	1,820
Spectris PLC	22	629
Spirax-Sarco Engineering PLC	17	879
SSE PLC	285	5,469
St. James’s Place PLC	76	952
Stagecoach Group PLC	448	1,197
TalkTalk Telecom Group PLC(a)	693	1,449
Tate & Lyle PLC	203	1,775
Taylor Wimpey PLC	278	527
Ted Baker PLC	13	452
Telecom Plus PLC	39	567
TP ICAP PLC	109	584
Unilever N.V. CVA	218	8,994
Unilever PLC	183	7,445
United Utilities Group PLC	120	1,336
Victrex PLC	61	1,455
Vodafone Group PLC	6,760	16,693
Weir Group PLC (The)	50	1,168
WH Smith PLC	38	732
Whitbread PLC	21	980
William Hill PLC	387	1,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Investments	Shares	Value
WM Morrison Supermarkets PLC	644	$1,836

Total United Kingdom		509,837

TOTAL COMMON STOCKS (Cost: $2,588,770)		2,533,508

RIGHTS - 0.0%

Italy - 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	1,862	0

Spain - 0.0%
Repsol S.A., expiring 1/12/17*	350	130

TOTAL RIGHTS (Cost: $122)		130

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $7,326)(d)	7,326	7,326

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $2,596,218)		2,540,964
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(3,114)

NET ASSETS - 100.0%		$2,537,850

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $11,171 and the total market value of the collateral held by the Fund was $11,805. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,479. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	DKK	1,350	NOK	1,650	$—
1/3/2017	DKK	34,058	USD	4,865	34
1/3/2017	DKK	34,056	USD	4,865	34
1/3/2017	DKK	34,072	USD	4,865	32
1/3/2017	DKK	25,973	USD	3,710	26
1/3/2017	DKK	34,061	USD	4,865	33
1/3/2017	EUR	155,167	USD	164,905	1,243
1/3/2017	EUR	155,168	USD	164,905	1,241
1/3/2017	EUR	155,169	USD	164,905	1,241
1/3/2017	EUR	118,229	USD	125,646	943
1/3/2017	EUR	155,170	USD	164,905	1,240
1/3/2017	ILS	352	NOK	788	—
1/3/2017	ILS	10,942	USD	2,856	13
1/3/2017	ILS	10,941	USD	2,856	13
1/3/2017	ILS	10,943	USD	2,856	13
1/3/2017	ILS	8,340	USD	2,176	9
1/3/2017	ILS	10,943	USD	2,856	13
1/3/2017	NOK	65,619	USD	7,709	86
1/3/2017	NOK	65,618	USD	7,709	86
1/3/2017	NOK	65,618	USD	7,709	86
1/3/2017	NOK	49,999	USD	5,874	65
1/3/2017	NOK	65,625	USD	7,709	85
1/3/2017	SEK	160,772	USD	17,452	(245)
1/3/2017	SEK	160,760	USD	17,452	(244)
1/3/2017	SEK	122,521	USD	13,300	(187)
1/3/2017	SEK	160,774	USD	17,452	(245)
1/3/2017	SEK	160,788	USD	17,452	(247)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	5,792	DKK	40,833	$—
1/3/2017	USD	6,024	DKK	42,469	—
1/3/2017	USD	5,330	DKK	37,575	—
1/3/2017	USD	6,024	DKK	42,466	—
1/3/2017	USD	196,316	EUR	186,131	6
1/3/2017	USD	204,169	EUR	193,576	6
1/3/2017	USD	180,612	EUR	171,240	3
1/3/2017	USD	204,169	EUR	193,571	—
1/3/2017	USD	569	EUR	540	1
1/3/2017	USD	3,536	ILS	13,610	—
1/3/2017	USD	3,128	ILS	12,039	—
1/3/2017	USD	3,400	ILS	13,086	—
1/3/2017	USD	3,536	ILS	13,609	—
1/3/2017	USD	9,177	NOK	78,997	—
1/3/2017	USD	9,544	NOK	82,154	—
1/3/2017	USD	8,445	NOK	72,693	—
1/3/2017	USD	9,544	NOK	82,152	—
1/3/2017	USD	20,777	SEK	188,760	1
1/3/2017	USD	21,608	SEK	196,306	1
1/3/2017	USD	19,115	SEK	173,655	—
1/3/2017	USD	21,608	SEK	196,300	—
1/3/2017	USD	1,916	SEK	17,439	3
1/4/2017	AUD	2,856	HKD	15,974	(8)
1/4/2017	AUD	54,304	USD	40,088	766
1/4/2017	AUD	54,304	USD	40,088	766
1/4/2017	AUD	54,306	USD	40,088	765
1/4/2017	AUD	41,379	USD	30,547	584
1/4/2017	AUD	54,304	USD	40,088	766
1/4/2017	CHF	37,605	USD	37,012	12
1/4/2017	CHF	37,607	USD	37,012	10
1/4/2017	CHF	37,606	USD	37,012	11
1/4/2017	CHF	28,653	USD	28,200	8
1/4/2017	CHF	37,607	USD	37,012	10
1/4/2017	GBP	1,020	HKD	9,754	(2)
1/4/2017	GBP	78,074	USD	97,656	1,184
1/4/2017	GBP	78,075	USD	97,656	1,183
1/4/2017	GBP	78,080	USD	97,656	1,177
1/4/2017	GBP	59,490	USD	74,405	897
1/4/2017	GBP	78,081	USD	97,656	1,175
1/4/2017	HKD	236,532	USD	30,500	(8)
1/4/2017	HKD	236,523	USD	30,500	(7)
1/4/2017	HKD	236,523	USD	30,500	(7)
1/4/2017	HKD	180,057	USD	23,242	18
1/4/2017	HKD	236,546	USD	30,500	(10)
1/4/2017	USD	47,724	AUD	65,908	—
1/4/2017	USD	49,633	AUD	68,543	(1)
1/4/2017	USD	43,909	AUD	60,639	(1)
1/4/2017	USD	49,633	AUD	68,544	—
1/4/2017	USD	44,062	CHF	44,784	1
1/4/2017	USD	45,824	CHF	46,575	1
1/4/2017	USD	40,538	CHF	41,202	1
1/4/2017	USD	45,824	CHF	46,573	—
1/4/2017	USD	2,003	CHF	2,038	2
1/4/2017	USD	116,257	GBP	94,089	3
1/4/2017	USD	120,907	GBP	97,852	4
1/4/2017	USD	106,958	GBP	86,562	2
1/4/2017	USD	120,907	GBP	97,849	—
1/4/2017	USD	36,310	HKD	281,508	(1)
1/4/2017	USD	37,762	HKD	292,760	(2)
1/4/2017	USD	33,408	HKD	259,013	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	USD	37,762	HKD	292,833	$8
1/4/2017	USD	54	HKD	422	—
1/5/2017	JPY	10,330,303	USD	90,847	2,278
1/5/2017	JPY	10,330,103	USD	90,847	2,279
1/5/2017	JPY	10,328,776	USD	90,847	2,291
1/5/2017	JPY	7,871,466	USD	69,221	1,733
1/5/2017	JPY	10,331,157	USD	90,847	2,270
1/5/2017	JPY	578,782	USD	4,948	(14)
1/5/2017	NZD	3,742	USD	2,649	40
1/5/2017	NZD	3,742	USD	2,649	40
1/5/2017	NZD	3,742	USD	2,649	40
1/5/2017	NZD	3,742	USD	2,649	40
1/5/2017	NZD	2,856	USD	2,022	30
1/5/2017	NZD	334	USD	231	(1)
1/5/2017	SGD	13,037	USD	9,102	78
1/5/2017	SGD	13,039	USD	9,102	76
1/5/2017	SGD	13,037	USD	9,102	78
1/5/2017	SGD	9,939	USD	6,935	56
1/5/2017	SGD	13,037	USD	9,102	78
1/5/2017	SGD	538	USD	371	(1)
1/5/2017	USD	108,152	JPY	12,614,676	3
1/5/2017	USD	112,478	JPY	13,119,208	3
1/5/2017	USD	99,501	JPY	11,605,498	2
1/5/2017	USD	112,478	JPY	13,118,871	—
1/5/2017	USD	3,154	NZD	4,523	—
1/5/2017	USD	3,280	NZD	4,704	—
1/5/2017	USD	2,904	NZD	4,165	—
1/5/2017	USD	3,280	NZD	4,704	—
1/5/2017	USD	10,835	SGD	15,652	(1)
1/5/2017	USD	11,269	SGD	16,280	—
1/5/2017	USD	9,970	SGD	14,403	—
1/5/2017	USD	11,269	SGD	16,280	—
2/2/2017	AUD	68,238	USD	49,374	(1)
2/2/2017	AUD	70,966	USD	51,349	(1)
2/2/2017	AUD	62,781	USD	45,426	(1)
2/2/2017	AUD	70,970	USD	51,349	(3)
2/2/2017	CHF	47,346	USD	46,672	(7)
2/2/2017	CHF	49,235	USD	48,538	(4)
2/2/2017	CHF	43,560	USD	42,940	(7)
2/2/2017	CHF	49,240	USD	48,538	(9)
2/2/2017	DKK	44,078	USD	6,263	—
2/2/2017	DKK	45,837	USD	6,513	—
2/2/2017	DKK	40,564	USD	5,763	—
2/2/2017	DKK	45,843	USD	6,513	(1)
2/2/2017	EUR	200,800	USD	212,109	1
2/2/2017	EUR	208,827	USD	220,593	6
2/2/2017	EUR	184,753	USD	195,142	(16)
2/2/2017	EUR	208,822	USD	220,593	11
2/2/2017	GBP	99,546	USD	123,087	(13)
2/2/2017	GBP	103,522	USD	128,011	(6)
2/2/2017	GBP	91,587	USD	113,241	(17)
2/2/2017	GBP	103,534	USD	128,011	(20)
2/2/2017	HKD	273,782	USD	35,318	—
2/2/2017	HKD	284,718	USD	36,730	1
2/2/2017	HKD	251,898	USD	32,494	(1)
2/2/2017	HKD	284,795	USD	36,730	(8)
2/2/2017	ILS	13,344	USD	3,469	—
2/2/2017	ILS	13,877	USD	3,608	—
2/2/2017	ILS	12,286	USD	3,194	—
2/2/2017	ILS	13,878	USD	3,608	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2017	NOK	85,187	USD	9,898	$(1)
2/2/2017	NOK	88,578	USD	10,293	—
2/2/2017	NOK	78,387	USD	9,108	(1)
2/2/2017	NOK	88,584	USD	10,293	(1)
2/2/2017	NZD	4,508	USD	3,140	—
2/2/2017	NZD	4,687	USD	3,265	—
2/2/2017	NZD	4,149	USD	2,890	—
2/2/2017	NZD	4,687	USD	3,265	—
2/2/2017	SEK	201,353	USD	22,201	(4)
2/2/2017	SEK	209,368	USD	23,089	—
2/2/2017	SEK	185,245	USD	20,428	(1)
2/2/2017	SEK	209,362	USD	23,089	1
2/3/2017	JPY	12,929,936	USD	111,031	(11)
2/3/2017	JPY	13,447,292	USD	115,473	(12)
2/3/2017	JPY	11,896,184	USD	102,150	(14)
2/3/2017	JPY	13,448,793	USD	115,473	(24)
2/3/2017	SGD	15,709	USD	10,871	(1)
2/3/2017	SGD	16,336	USD	11,306	—
2/3/2017	SGD	14,455	USD	10,003	(1)
2/3/2017	SGD	16,338	USD	11,306	(2)

					$25,925

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 5.4%
Aristocrat Leisure Ltd.	61,432	$689,485
Blackmores Ltd.(a)	5,331	398,988
Brambles Ltd.	453,193	4,069,147
BT Investment Management Ltd.	145,671	1,121,256
carsales.com Ltd.	84,633	695,559
Cochlear Ltd.	11,278	1,000,792
Crown Resorts Ltd.	199,716	1,674,634
CSL Ltd.	76,175	5,538,445
Fortescue Metals Group Ltd.	601,970	2,567,371
G8 Education Ltd.(a)	233,924	608,090
JB Hi-Fi Ltd.	30,640	622,107
Magellan Financial Group Ltd.	75,178	1,293,953
NIB Holdings Ltd.	144,022	495,360
Northern Star Resources Ltd.	242,588	635,882
Platinum Asset Management Ltd.(a)	415,448	1,588,360
Ramsay Health Care Ltd.	33,770	1,670,130
REA Group Ltd.	12,552	501,980
Seek Ltd.	99,396	1,070,953
TPG Telecom Ltd.	105,919	523,066

Total Australia		26,765,558

Austria - 0.1%
ams AG	21,447	609,847

Belgium - 0.6%
Ion Beam Applications	14,118	620,059
Melexis N.V.	17,331	1,163,514
Warehouses De Pauw CVA	11,731	1,050,367

Total Belgium		2,833,940

China - 3.0%
China Everbright International Ltd.	1,230,000	1,394,491
China Overseas Land & Investment Ltd.	3,300,000	8,746,768
CITIC Telecom International Holdings Ltd.	1,742,000	523,511
CSPC Pharmaceutical Group Ltd.	962,000	1,027,371
Guangdong Investment Ltd.	2,510,000	3,315,091

Total China		15,007,232

Denmark - 3.8%
DSV A/S	18,068	805,295
Novo Nordisk A/S Class B	403,044	14,561,966
Novozymes A/S Class B	39,216	1,354,568
Pandora A/S	11,523	1,510,345
SimCorp A/S	14,694	717,446

Total Denmark		18,949,620

Finland - 2.3%
Kone Oyj Class B	185,719	8,338,914
Orion Oyj Class B	57,966	2,585,595
Uponor Oyj	28,078	488,948

Total Finland		11,413,457

France - 10.2%
Airbus Group SE	249,230	16,519,086
BioMerieux	4,506	674,409
Cie Plastic Omnium S.A.	14,265	456,345
Dassault Systemes SE	19,181	1,464,533
Essilor International S.A.	28,719	3,251,778
Eurazeo S.A.	36,802	2,157,444
Gaztransport Et Technigaz S.A.	54,058	2,343,141
Hermes International	6,211	2,554,910
Ingenico Group S.A.	9,609	768,949
Ipsen S.A.	15,949	1,155,686
LVMH Moet Hennessy Louis Vuitton SE	79,226	15,158,441
Sartorius Stedim Biotech	8,960	566,750
SEB S.A.	4,622	627,663
Valeo S.A.	33,507	1,930,000
Zodiac Aerospace	56,872	1,308,589

Total France		50,937,724

Germany - 5.9%
adidas AG	21,408	3,390,400
Bechtle AG	5,786	603,077
Bertrandt AG	3,818	389,334
Carl Zeiss Meditec AG Bearer Shares	14,518	535,950
Continental AG	26,821	5,196,772
Fielmann AG	14,924	987,753
Fuchs Petrolub SE	23,844	929,272
Henkel AG & Co. KGaA	57,454	5,998,149
Infineon Technologies AG	225,087	3,919,647
MTU Aero Engines AG	14,450	1,673,477
ProSiebenSat.1 Media SE	59,842	2,310,763
Symrise AG	22,804	1,390,957
United Internet AG Registered Shares	46,731	1,828,395

Total Germany		29,153,946

Hong Kong - 2.3%
Power Assets Holdings Ltd.	954,000	8,410,246
SJM Holdings Ltd.	1,890,000	1,482,133
Techtronic Industries Co., Ltd.	162,500	582,667
Vitasoy International Holdings Ltd.	410,000	823,897

Total Hong Kong		11,298,943

Indonesia - 0.0%
Bumitama Agri Ltd.	226,800	131,085

Ireland - 0.5%
Glanbia PLC	38,406	639,228
Greencore Group PLC	243,601	741,978
Kingspan Group PLC	24,740	673,238
Paddy Power Betfair PLC	5,296	566,975

Total Ireland		2,621,419

Italy - 1.5%
Anima Holding SpA(b)	226,656	1,233,577
Brembo SpA	8,098	491,129
De’ Longhi SpA	23,873	568,565
DiaSorin SpA	8,579	508,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Investments	Shares	Value
Industria Macchine Automatiche SpA	13,003	$789,979
Luxottica Group SpA	58,468	3,151,292
Salvatore Ferragamo SpA	25,402	600,962

Total Italy		7,344,493

Japan - 11.0%
ABC-Mart, Inc.	10,400	590,286
Calbee, Inc.	18,200	571,115
CyberAgent, Inc.	9,000	222,849
Daikin Industries Ltd.	54,400	5,006,936
Daito Trust Construction Co., Ltd.	27,300	4,114,837
DeNA Co., Ltd.	22,000	481,742
Fast Retailing Co., Ltd.	8,200	2,940,850
GungHo Online Entertainment, Inc.(a)	215,600	460,277
Hikari Tsushin, Inc.	14,700	1,372,512
Hino Motors Ltd.	253,700	2,588,443
Isuzu Motors Ltd.	139,000	1,764,985
Japan Aviation Electronics Industry Ltd.(a)	28,000	395,147
Kakaku.com, Inc.	33,200	550,511
Kaken Pharmaceutical Co., Ltd.	12,900	685,729
Koito Manufacturing Co., Ltd.	9,400	498,873
Kubota Corp.	318,400	4,554,811
Meitec Corp.	18,700	717,473
Mixi, Inc.	35,300	1,292,331
Murata Manufacturing Co., Ltd.	48,240	6,472,808
Nabtesco Corp.	29,900	697,030
NGK Spark Plug Co., Ltd.	41,200	917,714
Nippon Paint Holdings Co., Ltd.	47,700	1,302,564
Nissan Chemical Industries Ltd.	32,900	1,101,509
Nitori Holdings Co., Ltd.	5,800	664,363
Obic Co., Ltd.	21,600	946,337
Oki Electric Industry Co., Ltd.	39,900	561,716
Oracle Corp.	25,800	1,302,885
Oriental Land Co., Ltd.	13,100	741,961
Park24 Co., Ltd.	32,100	872,440
Pigeon Corp.	21,500	550,980
Ryohin Keikaku Co., Ltd.	1,900	373,207
Sanrio Co., Ltd.	26,100	493,648
Sawai Pharmaceutical Co., Ltd.	11,100	597,659
Shimano, Inc.	6,800	1,069,250
Shionogi & Co., Ltd.	40,000	1,920,178
Sundrug Co., Ltd.	9,800	679,744
Sysmex Corp.	18,300	1,062,211
Tadano Ltd.	52,300	660,056
Trend Micro, Inc.	53,500	1,905,882
USS Co., Ltd.	57,000	909,967

Total Japan		54,613,816

Netherlands - 2.6%
ASML Holding N.V.	66,445	7,474,337
Boskalis Westminster	103,890	3,614,977
Flow Traders(b)	36,922	1,274,815
GrandVision N.V.(b)	17,085	376,717

Total Netherlands		12,740,846

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	163,503	971,371
Mainfreight Ltd.	38,059	549,613

Total New Zealand		1,520,984

Norway - 1.3%
AF Gruppen ASA	30,094	540,158
Entra ASA(b)	108,844	1,084,305
Kongsberg Gruppen ASA	34,301	496,123
Leroy Seafood Group ASA	23,621	1,320,221
Salmar ASA	58,636	1,758,188
Tomra Systems ASA	37,104	390,106
Veidekke ASA	61,655	884,602

Total Norway		6,473,703

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	151,124	2,349,527

Singapore - 1.2%
M1 Ltd.(a)	781,900	1,060,790
Raffles Medical Group Ltd.	481,200	476,304
Singapore Exchange Ltd.	640,100	3,172,365
Singapore Post Ltd.(a)	1,207,400	1,224,366

Total Singapore		5,933,825

Spain - 4.7%
Almirall S.A.	44,428	691,660
Amadeus IT Group S.A.	102,988	4,689,410
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	54,484	597,082
Grifols S.A.	78,555	1,564,319
Industria de Diseno Textil S.A.	391,133	13,378,916
Mediaset Espana Comunicacion S.A.	104,533	1,229,356
Zardoya Otis S.A.	145,934	1,236,009

Total Spain		23,386,752

Sweden - 5.7%
AAK AB	15,932	1,051,365
Assa Abloy AB Class B	218,030	4,058,392
Atlas Copco AB Class B	153,943	4,212,649
Axfood AB	95,226	1,501,042
Betsson AB*	33,259	321,805
Fabege AB	57,488	942,250
Hennes & Mauritz AB Class B	354,601	9,891,013
Indutrade AB	28,334	570,759
Intrum Justitia AB	26,457	895,238
Investment AB Latour Class B	39,716	1,496,028
JM AB	18,688	541,431
Lifco AB Class B	15,034	385,920
NCC AB Class B	34,492	855,789
NetEnt AB*	45,627	353,079
Nibe Industrier AB Class B	58,558	462,812
Sweco AB Class B	37,470	743,246

Total Sweden		28,282,818

Switzerland - 12.0%
Actelion Ltd. Registered Shares*	16,414	3,561,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Investments	Shares	Value
EMS-Chemie Holding AG Registered Shares	7,744	$3,943,051
Galenica AG Registered Shares	998	1,128,255
Geberit AG Registered Shares	11,328	4,549,702
Partners Group Holding AG	8,345	3,918,582
Roche Holding AG Bearer Shares	40,981	9,596,574
Roche Holding AG Genusschein	110,702	25,335,057
Schindler Holding AG Participation Certificate	11,235	1,985,346
Schindler Holding AG Registered Shares	9,592	1,678,966
Sonova Holding AG Registered Shares	12,453	1,511,979
Straumann Holding AG Registered Shares	2,217	867,081
Swatch Group AG (The) Registered Shares	20,189	1,236,548
Temenos Group AG Registered Shares*	8,474	591,141

Total Switzerland		59,903,346

United Kingdom - 24.9%
Ashtead Group PLC	90,675	1,770,272
Babcock International Group PLC	133,867	1,576,383
Barratt Developments PLC	270,612	1,546,180
Bellway PLC	23,102	706,798
Berendsen PLC	104,304	1,121,928
Berkeley Group Holdings PLC	42,003	1,457,380
BGEO Group PLC	14,071	518,823
Big Yellow Group PLC	56,781	480,957
Bovis Homes Group PLC	35,968	364,440
British American Tobacco PLC	468,459	26,751,604
Carillion PLC(a)	336,013	980,274
Compass Group PLC	203,830	3,780,455
Countrywide PLC	101,892	221,904
Croda International PLC	34,493	1,362,175
Daily Mail & General Trust PLC Class A Non-Voting Shares	69,327	665,608
Derwent London PLC	19,567	670,213
easyJet PLC	154,187	1,914,737
Essentra PLC(a)	92,982	529,658
esure Group PLC	198,937	495,320
Halma PLC	58,107	644,404
Hammerson PLC	331,816	2,349,347
Hargreaves Lansdown PLC	135,684	2,033,690
Hays PLC	330,942	610,121
Hikma Pharmaceuticals PLC(a)	18,993	444,262
Howden Joinery Group PLC	138,783	658,168
IG Group Holdings PLC	141,146	861,745
International Consolidated Airlines Group S.A.	816,197	4,415,473
Jardine Lloyd Thompson Group PLC	94,298	1,147,132
Johnson Matthey PLC	50,649	1,991,436
Merlin Entertainments PLC(b)	210,623	1,167,509
Moneysupermarket.com Group PLC	192,982	701,305
Persimmon PLC	90,802	1,992,662
Reckitt Benckiser Group PLC	157,699	13,418,107
RELX PLC	151,510	2,712,720
Renishaw PLC	29,908	934,243
Rightmove PLC	13,739	662,596
Sage Group PLC (The)	259,946	2,103,874
Savills PLC	55,697	482,098
Sky PLC	327,614	4,011,727
Smith & Nephew PLC	163,371	2,464,824
Unilever N.V. CVA	661,590	27,294,918
Unite Group PLC (The)	77,349	579,192
Victrex PLC	28,536	680,880
WH Smith PLC	54,325	1,045,833
Whitbread PLC	20,413	952,432
WS Atkins PLC	31,453	566,650

Total United Kingdom		123,842,457

TOTAL COMMON STOCKS (Cost: $522,670,649)		496,115,338

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $2,758,535)(d)	2,758,535	2,758,535

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $525,429,184)		498,873,873
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(1,935,928)

NET ASSETS - 100.0%		$496,937,945

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $4,571,205 and the total market value of the collateral held by the Fund was $4,837,653. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,079,118.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	DKK	20,124,857	USD	2,874,651	$19,879
1/3/2017	DKK	26,413,556	USD	3,772,976	26,133
1/3/2017	DKK	26,413,284	USD	3,772,976	26,172
1/3/2017	DKK	26,424,305	USD	3,772,976	24,608
1/3/2017	DKK	26,415,548	USD	3,772,976	25,851
1/3/2017	EUR	25,927,691	USD	27,554,135	206,904
1/3/2017	EUR	34,029,676	USD	36,164,800	272,001
1/3/2017	EUR	34,029,452	USD	36,164,800	272,237
1/3/2017	EUR	34,029,612	USD	36,164,800	272,068
1/3/2017	EUR	34,029,740	USD	36,164,800	271,933
1/3/2017	ILS	79,540	USD	20,758	91
1/3/2017	ILS	60,632	USD	15,820	66
1/3/2017	ILS	79,523	USD	20,758	96
1/3/2017	ILS	79,537	USD	20,758	92
1/3/2017	ILS	79,535	USD	20,758	92
1/3/2017	NOK	509,016	CHF	60,000	(100)
1/3/2017	NOK	12,012,763	USD	1,411,278	15,695
1/3/2017	NOK	9,152,477	USD	1,075,263	11,973
1/3/2017	NOK	12,012,671	USD	1,411,278	15,705
1/3/2017	NOK	12,012,558	USD	1,411,278	15,718
1/3/2017	NOK	12,013,940	USD	1,411,278	15,558
1/3/2017	SEK	42,975,386	USD	4,665,102	(65,473)
1/3/2017	SEK	56,406,835	USD	6,122,941	(86,120)
1/3/2017	SEK	56,401,961	USD	6,122,941	(85,583)
1/3/2017	SEK	56,406,786	USD	6,122,941	(86,115)
1/3/2017	SEK	56,411,641	USD	6,122,941	(86,649)
1/3/2017	USD	137,149	DKK	949,641	(2,439)
1/3/2017	USD	91,433	DKK	638,035	(926)
1/3/2017	USD	274,299	DKK	1,912,044	(3,070)
1/3/2017	USD	91,433	DKK	652,151	1,077
1/3/2017	USD	182,866	DKK	1,302,126	1,845
1/3/2017	USD	4,297,343	DKK	30,295,847	215
1/3/2017	USD	4,469,237	DKK	31,507,674	222
1/3/2017	USD	3,953,558	DKK	27,871,240	62
1/3/2017	USD	4,469,237	DKK	31,506,110	—
1/3/2017	USD	1,314,606	EUR	1,223,647	(23,964)
1/3/2017	USD	876,404	EUR	822,508	(8,863)
1/3/2017	USD	2,629,211	EUR	2,464,737	(29,530)
1/3/2017	USD	876,404	EUR	840,889	10,524
1/3/2017	USD	1,752,807	EUR	1,678,211	17,286
1/3/2017	USD	41,190,975	EUR	39,053,980	1,209
1/3/2017	USD	42,838,614	EUR	40,616,101	1,217
1/3/2017	USD	37,895,700	EUR	35,929,290	717
1/3/2017	USD	42,838,614	EUR	40,614,946	(2)
1/3/2017	USD	755	ILS	2,882	(6)
1/3/2017	USD	503	ILS	1,911	(7)
1/3/2017	USD	1,509	ILS	5,735	(19)
1/3/2017	USD	503	ILS	1,950	4
1/3/2017	USD	1,006	ILS	3,850	(6)
1/3/2017	USD	24,589	ILS	94,639	1
1/3/2017	USD	21,754	ILS	83,725	—
1/3/2017	USD	23,644	ILS	91,004	2
1/3/2017	USD	24,589	ILS	94,634	—
1/3/2017	USD	51,301	NOK	429,821	(1,367)
1/3/2017	USD	34,200	NOK	287,720	(774)
1/3/2017	USD	102,601	NOK	868,392	(1,715)
1/3/2017	USD	34,200	NOK	297,482	360
1/3/2017	USD	68,401	NOK	592,231	401
1/3/2017	USD	1,607,418	NOK	13,836,863	80
1/3/2017	USD	1,671,714	NOK	14,390,047	50
1/3/2017	USD	1,478,826	NOK	12,729,483	22

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	1,671,714	NOK	14,389,613	$—
1/3/2017	USD	222,571	SEK	2,034,270	1,354
1/3/2017	USD	148,381	SEK	1,354,942	766
1/3/2017	USD	445,143	SEK	4,072,261	3,117
1/3/2017	USD	148,381	SEK	1,391,529	4,794
1/3/2017	USD	296,762	SEK	2,735,883	4,394
1/3/2017	USD	6,973,907	SEK	63,358,322	349
1/3/2017	USD	7,252,863	SEK	65,891,317	216
1/3/2017	USD	6,415,995	SEK	58,287,646	99
1/3/2017	USD	7,252,863	SEK	65,889,359	—
1/4/2017	AUD	555,996	CHF	408,196	(968)
1/4/2017	AUD	6,212,537	USD	4,586,219	87,722
1/4/2017	AUD	8,153,921	USD	6,019,412	115,159
1/4/2017	AUD	8,154,065	USD	6,019,412	115,055
1/4/2017	AUD	8,154,330	USD	6,019,412	114,863
1/4/2017	AUD	8,154,065	USD	6,019,412	115,055
1/4/2017	CHF	13,056,591	USD	12,850,103	3,553
1/4/2017	CHF	13,055,705	USD	12,850,103	4,425
1/4/2017	CHF	9,947,697	USD	9,790,559	2,890
1/4/2017	CHF	13,056,309	USD	12,850,103	3,831
1/4/2017	CHF	13,056,848	USD	12,850,103	3,300
1/4/2017	GBP	90,342	CHF	113,361	(94)
1/4/2017	GBP	12,023,690	USD	15,038,270	181,203
1/4/2017	GBP	15,780,839	USD	19,737,727	238,141
1/4/2017	GBP	15,779,830	USD	19,737,727	239,388
1/4/2017	GBP	15,781,104	USD	19,737,727	237,814
1/4/2017	GBP	15,781,369	USD	19,737,727	237,486
1/4/2017	HKD	35,938,061	USD	4,638,935	3,650
1/4/2017	HKD	47,218,695	USD	6,088,597	(1,662)
1/4/2017	HKD	47,216,217	USD	6,088,597	(1,343)
1/4/2017	HKD	47,216,217	USD	6,088,597	(1,343)
1/4/2017	HKD	47,220,832	USD	6,088,597	(1,938)
1/4/2017	USD	218,808	AUD	293,117	(6,562)
1/4/2017	USD	145,872	AUD	194,696	(4,893)
1/4/2017	USD	437,616	AUD	582,169	(16,067)
1/4/2017	USD	145,872	AUD	200,455	(722)
1/4/2017	USD	291,744	AUD	402,510	(286)
1/4/2017	USD	6,855,988	AUD	9,468,289	(1)
1/4/2017	USD	7,130,228	AUD	9,846,749	(198)
1/4/2017	USD	6,307,511	AUD	8,710,708	(88)
1/4/2017	USD	7,130,228	AUD	9,847,021	(1)
1/4/2017	USD	467,107	CHF	471,142	(3,544)
1/4/2017	USD	311,404	CHF	314,318	(2,142)
1/4/2017	USD	934,213	CHF	941,231	(8,124)
1/4/2017	USD	311,404	CHF	319,707	3,160
1/4/2017	USD	622,809	CHF	638,405	5,326
1/4/2017	USD	14,636,008	CHF	14,875,746	432
1/4/2017	USD	15,221,448	CHF	15,470,775	449
1/4/2017	USD	13,465,130	CHF	13,685,554	265
1/4/2017	USD	15,221,448	CHF	15,470,319	—
1/4/2017	USD	717,475	GBP	564,085	(20,463)
1/4/2017	USD	478,316	GBP	376,734	(12,805)
1/4/2017	USD	1,434,949	GBP	1,128,496	(40,524)
1/4/2017	USD	478,316	GBP	384,367	(3,373)
1/4/2017	USD	956,633	GBP	772,443	(2,164)
1/4/2017	USD	22,480,872	GBP	18,194,104	664
1/4/2017	USD	23,380,107	GBP	18,921,915	747
1/4/2017	USD	20,682,403	GBP	16,738,346	326
1/4/2017	USD	23,380,107	GBP	18,921,302	(10)
1/4/2017	USD	221,323	HKD	1,715,964	2

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	USD	147,549	HKD	1,144,381	$53
1/4/2017	USD	442,646	HKD	3,432,665	99
1/4/2017	USD	147,549	HKD	1,145,904	249
1/4/2017	USD	295,097	HKD	2,290,748	363
1/4/2017	USD	6,934,789	HKD	53,764,850	(207)
1/4/2017	USD	7,212,181	HKD	55,914,308	(363)
1/4/2017	USD	6,380,008	HKD	49,464,393	(99)
1/4/2017	USD	7,212,181	HKD	55,928,300	1,442
1/5/2017	JPY	9,273,848	DKK	560,218	(43)
1/5/2017	JPY	31,832,470	EUR	258,687	(74)
1/5/2017	JPY	26,607,978	HKD	1,765,860	(370)
1/5/2017	JPY	58,636,738	SEK	4,567,827	73
1/5/2017	JPY	24,024,146	SGD	297,804	158
1/5/2017	JPY	1,373,280,696	USD	12,076,938	302,765
1/5/2017	JPY	1,046,345,957	USD	9,201,477	230,362
1/5/2017	JPY	1,373,252,919	USD	12,076,938	303,003
1/5/2017	JPY	1,373,077,804	USD	12,076,938	304,504
1/5/2017	JPY	1,373,394,220	USD	12,076,938	301,791
1/5/2017	JPY	19,000,000	USD	162,642	(259)
1/5/2017	NZD	376,896	USD	266,805	3,995
1/5/2017	NZD	494,639	USD	350,178	5,266
1/5/2017	NZD	494,624	USD	350,178	5,277
1/5/2017	NZD	494,642	USD	350,178	5,264
1/5/2017	NZD	494,645	USD	350,178	5,262
1/5/2017	SGD	1,439,901	USD	1,004,746	8,072
1/5/2017	SGD	1,888,802	USD	1,318,729	11,334
1/5/2017	SGD	1,889,037	USD	1,318,729	11,172
1/5/2017	SGD	1,888,895	USD	1,318,729	11,270
1/5/2017	SGD	1,888,880	USD	1,318,729	11,281
1/5/2017	USD	439,002	JPY	50,129,593	(9,203)
1/5/2017	USD	292,668	JPY	33,685,823	(3,854)
1/5/2017	USD	878,004	JPY	100,875,986	(13,118)
1/5/2017	USD	292,668	JPY	34,605,883	4,034
1/5/2017	USD	585,336	JPY	68,845,639	4,930
1/5/2017	USD	13,755,387	JPY	1,604,406,330	401
1/5/2017	USD	14,305,603	JPY	1,668,576,922	368
1/5/2017	USD	12,654,958	JPY	1,476,036,336	217
1/5/2017	USD	14,305,603	JPY	1,668,534,005	—
1/5/2017	USD	12,729	NZD	17,900	(248)
1/5/2017	USD	8,486	NZD	11,776	(274)
1/5/2017	USD	25,458	NZD	35,212	(905)
1/5/2017	USD	8,486	NZD	12,237	47
1/5/2017	USD	16,972	NZD	24,577	166
1/5/2017	USD	398,846	NZD	572,003	11
1/5/2017	USD	414,800	NZD	594,883	12
1/5/2017	USD	366,940	NZD	526,237	5
1/5/2017	USD	414,800	NZD	594,866	—
1/5/2017	USD	47,936	SGD	68,154	(761)
1/5/2017	USD	31,958	SGD	45,508	(458)
1/5/2017	USD	95,873	SGD	136,411	(1,452)
1/5/2017	USD	31,958	SGD	46,271	70
1/5/2017	USD	63,915	SGD	92,252	(60)
1/5/2017	USD	1,502,005	SGD	2,169,796	(111)
1/5/2017	USD	1,562,085	SGD	2,256,658	(67)
1/5/2017	USD	1,381,847	SGD	1,996,327	(26)
1/5/2017	USD	1,562,085	SGD	2,256,744	(8)
2/2/2017	AUD	9,301,938	USD	6,730,510	(163)
2/2/2017	AUD	9,673,881	USD	6,999,730	(73)
2/2/2017	AUD	8,557,784	USD	6,192,070	(150)
2/2/2017	AUD	9,674,416	USD	6,999,730	(460)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2017	CHF	15,377,562	USD	15,158,671	$(2,437)
2/2/2017	CHF	15,991,482	USD	15,765,018	(1,369)
2/2/2017	CHF	14,147,233	USD	13,945,979	(2,119)
2/2/2017	CHF	15,993,138	USD	15,765,018	(3,001)
2/2/2017	DKK	33,389,982	USD	4,744,309	92
2/2/2017	DKK	34,725,075	USD	4,934,081	167
2/2/2017	DKK	30,722,111	USD	4,364,767	(385)
2/2/2017	DKK	34,729,516	USD	4,934,081	(464)
2/2/2017	EUR	41,086,652	USD	43,400,611	157
2/2/2017	EUR	42,729,066	USD	45,136,635	1,275
2/2/2017	EUR	37,802,906	USD	39,928,563	(3,220)
2/2/2017	EUR	42,728,055	USD	45,136,635	2,343
2/2/2017	GBP	18,611,605	USD	23,012,933	(2,410)
2/2/2017	GBP	19,354,974	USD	23,933,451	(1,151)
2/2/2017	GBP	17,123,412	USD	21,171,900	(3,125)
2/2/2017	GBP	19,357,056	USD	23,933,451	(3,726)
2/2/2017	HKD	50,422,413	USD	6,504,508	20
2/2/2017	HKD	52,437,561	USD	6,764,688	246
2/2/2017	HKD	46,389,893	USD	5,984,148	(145)
2/2/2017	HKD	52,451,564	USD	6,764,688	(1,560)
2/2/2017	ILS	87,930	USD	22,859	(3)
2/2/2017	ILS	91,437	USD	23,773	(1)
2/2/2017	ILS	80,898	USD	21,031	(3)
2/2/2017	ILS	91,439	USD	23,773	(1)
2/2/2017	NOK	13,958,140	USD	1,621,810	(222)
2/2/2017	NOK	14,514,978	USD	1,686,682	(58)
2/2/2017	NOK	12,841,227	USD	1,492,066	(173)
2/2/2017	NOK	14,515,923	USD	1,686,682	(168)
2/2/2017	NZD	579,804	USD	403,888	(28)
2/2/2017	NZD	602,992	USD	420,044	(25)
2/2/2017	NZD	533,428	USD	371,578	(30)
2/2/2017	NZD	603,035	USD	420,044	(55)
2/2/2017	SEK	64,512,209	USD	7,113,052	(1,273)
2/2/2017	SEK	67,080,239	USD	7,397,574	50
2/2/2017	SEK	59,342,278	USD	6,544,009	(183)
2/2/2017	SEK	67,078,242	USD	7,397,574	270
2/3/2017	JPY	1,602,920,728	USD	13,764,482	(1,307)
2/3/2017	JPY	1,667,046,113	USD	14,315,061	(1,433)
2/3/2017	JPY	1,474,745,619	USD	12,663,326	(1,702)
2/3/2017	JPY	1,667,232,209	USD	14,315,061	(3,031)
2/3/2017	SGD	2,157,065	USD	1,492,727	(155)
2/3/2017	SGD	2,243,161	USD	1,552,436	(32)
2/3/2017	SGD	1,984,528	USD	1,373,309	(161)
2/3/2017	SGD	2,243,425	USD	1,552,436	(214)

					$4,115,878

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree International SmallCap Dividend Fund(a) (Cost: $2,514,378)	40,574	$2,435,251

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $2,514,378)		2,435,251
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		516

NET ASSETS - 100.0%		$2,435,767

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	DKK	34,367	USD	4,909	$34
1/3/2017	DKK	45,081	USD	6,440	45
1/3/2017	DKK	45,084	USD	6,440	45
1/3/2017	DKK	45,103	USD	6,440	42
1/3/2017	DKK	45,088	USD	6,440	44
1/3/2017	DKK	1,403	USD	199	—
1/3/2017	EUR	1,690	SEK	16,203	1
1/3/2017	EUR	97,066	USD	103,157	777
1/3/2017	EUR	97,065	USD	103,157	777
1/3/2017	EUR	73,959	USD	78,599	591
1/3/2017	EUR	97,067	USD	103,157	776
1/3/2017	EUR	97,067	USD	103,157	776
1/3/2017	EUR	1,700	USD	1,790	(3)
1/3/2017	ILS	53,668	USD	14,009	64
1/3/2017	ILS	53,674	USD	14,009	63
1/3/2017	ILS	40,900	USD	10,674	47
1/3/2017	ILS	53,677	USD	14,009	62
1/3/2017	ILS	53,676	USD	14,009	62
1/3/2017	ILS	1,092	USD	283	—
1/3/2017	NOK	140,506	USD	16,507	184
1/3/2017	NOK	140,507	USD	16,507	184
1/3/2017	NOK	107,064	USD	12,578	140
1/3/2017	NOK	140,505	USD	16,507	184
1/3/2017	NOK	140,521	USD	16,507	182
1/3/2017	NOK	7,207	USD	835	(3)
1/3/2017	SEK	191,894	USD	20,830	(293)
1/3/2017	SEK	251,835	USD	27,337	(384)
1/3/2017	SEK	251,817	USD	27,337	(382)
1/3/2017	SEK	251,839	USD	27,337	(384)
1/3/2017	SEK	251,860	USD	27,337	(387)
1/3/2017	USD	606	DKK	4,196	(11)
1/3/2017	USD	106	DKK	752	1
1/3/2017	USD	128	DKK	915	2
1/3/2017	USD	6,862	DKK	48,375	—
1/3/2017	USD	7,755	DKK	54,672	—
1/3/2017	USD	7,457	DKK	52,571	—
1/3/2017	USD	7,755	DKK	54,670	—
1/3/2017	USD	9,701	EUR	9,030	(177)
1/3/2017	USD	1,701	EUR	1,625	13
1/3/2017	USD	2,055	EUR	1,975	28
1/3/2017	USD	124,220	EUR	117,775	4
1/3/2017	USD	109,888	EUR	104,187	3
1/3/2017	USD	124,220	EUR	117,774	2
1/3/2017	USD	119,442	EUR	113,245	4
1/3/2017	USD	1,317	ILS	5,027	(11)
1/3/2017	USD	231	ILS	881	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	279	ILS	1,076	$1
1/3/2017	USD	16,220	ILS	62,429	1
1/3/2017	USD	14,925	ILS	57,444	1
1/3/2017	USD	16,869	ILS	64,924	—
1/3/2017	USD	16,869	ILS	64,926	1
1/3/2017	USD	1,552	NOK	13,003	(41)
1/3/2017	USD	272	NOK	2,363	3
1/3/2017	USD	329	NOK	2,874	5
1/3/2017	USD	19,877	NOK	171,100	1
1/3/2017	USD	17,586	NOK	151,379	—
1/3/2017	USD	19,877	NOK	171,098	—
1/3/2017	USD	19,113	NOK	164,527	1
1/3/2017	USD	2,571	SEK	23,499	16
1/3/2017	USD	451	SEK	4,141	5
1/3/2017	USD	545	SEK	5,011	7
1/3/2017	USD	31,652	SEK	287,560	2
1/3/2017	USD	29,123	SEK	264,578	1
1/3/2017	USD	32,918	SEK	299,051	1
1/3/2017	USD	32,918	SEK	299,056	1
1/4/2017	AUD	88,650	USD	65,442	1,251
1/4/2017	AUD	88,649	USD	65,442	1,251
1/4/2017	AUD	67,547	USD	49,865	954
1/4/2017	AUD	88,652	USD	65,442	1,249
1/4/2017	AUD	88,650	USD	65,442	1,251
1/4/2017	AUD	8,081	USD	5,832	(19)
1/4/2017	CHF	21	HKD	160	—
1/4/2017	CHF	7,401	USD	7,284	2
1/4/2017	CHF	5,640	USD	5,551	2
1/4/2017	CHF	7,401	USD	7,284	2
1/4/2017	CHF	7,401	USD	7,284	2
1/4/2017	CHF	7,401	USD	7,284	2
1/4/2017	GBP	48,136	USD	60,206	726
1/4/2017	GBP	63,174	USD	79,018	957
1/4/2017	GBP	63,173	USD	79,018	958
1/4/2017	GBP	63,178	USD	79,018	952
1/4/2017	GBP	63,179	USD	79,018	951
1/4/2017	GBP	3,532	USD	4,349	(16)
1/4/2017	HKD	123,977	USD	15,987	(4)
1/4/2017	HKD	123,981	USD	15,987	(4)
1/4/2017	HKD	94,490	USD	12,184	(3)
1/4/2017	HKD	123,977	USD	15,987	(4)
1/4/2017	HKD	123,989	USD	15,987	(5)
1/4/2017	USD	6,154	AUD	8,244	(185)
1/4/2017	USD	1,079	AUD	1,504	10
1/4/2017	USD	1,304	AUD	1,818	12
1/4/2017	USD	75,774	AUD	104,646	—
1/4/2017	USD	69,714	AUD	96,279	2
1/4/2017	USD	78,804	AUD	108,829	(1)
1/4/2017	USD	78,804	AUD	108,827	(2)
1/4/2017	USD	685	CHF	691	(5)
1/4/2017	USD	120	CHF	123	1
1/4/2017	USD	145	CHF	149	2
1/4/2017	USD	8,771	CHF	8,915	—
1/4/2017	USD	7,761	CHF	7,888	—
1/4/2017	USD	8,771	CHF	8,915	—
1/4/2017	USD	8,434	CHF	8,572	—
1/4/2017	USD	7,431	GBP	5,842	(212)
1/4/2017	USD	1,303	GBP	1,062	10
1/4/2017	USD	1,574	GBP	1,287	16
1/4/2017	USD	84,174	GBP	68,123	2

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	USD	95,152	GBP	77,008	$3
1/4/2017	USD	91,492	GBP	74,046	3
1/4/2017	USD	95,152	GBP	77,007	1
1/4/2017	USD	1,504	HKD	11,661	—
1/4/2017	USD	264	HKD	2,048	—
1/4/2017	USD	319	HKD	2,475	—
1/4/2017	USD	18,511	HKD	143,514	(1)
1/4/2017	USD	17,032	HKD	132,048	—
1/4/2017	USD	19,251	HKD	149,254	—
1/4/2017	USD	19,251	HKD	149,248	(1)
1/5/2017	JPY	16,053,717	USD	141,180	3,539
1/5/2017	JPY	16,053,407	USD	141,180	3,542
1/5/2017	JPY	12,231,189	USD	107,566	2,699
1/5/2017	JPY	16,051,347	USD	141,180	3,560
1/5/2017	JPY	16,055,046	USD	141,180	3,528
1/5/2017	JPY	540,018	USD	4,623	(7)
1/5/2017	JPY	1,400,000	USD	11,999	(4)
1/5/2017	NZD	25,543	USD	18,083	272
1/5/2017	NZD	19,468	USD	13,782	207
1/5/2017	NZD	25,542	USD	18,083	272
1/5/2017	NZD	25,543	USD	18,083	272
1/5/2017	NZD	25,543	USD	18,083	272
1/5/2017	NZD	1,813	USD	1,259	(5)
1/5/2017	SGD	19,834	USD	13,848	119
1/5/2017	SGD	15,117	USD	10,553	89
1/5/2017	SGD	19,838	USD	13,848	116
1/5/2017	SGD	19,835	USD	13,848	118
1/5/2017	SGD	19,835	USD	13,848	118
1/5/2017	SGD	794	USD	548	(1)
1/5/2017	USD	13,277	JPY	1,516,099	(278)
1/5/2017	USD	2,328	JPY	272,707	10
1/5/2017	USD	2,813	JPY	330,537	21
1/5/2017	USD	163,467	JPY	19,066,529	5
1/5/2017	USD	150,391	JPY	17,541,290	4
1/5/2017	USD	170,005	JPY	19,828,873	3
1/5/2017	USD	170,005	JPY	19,829,043	4
1/5/2017	USD	1,701	NZD	2,392	(33)
1/5/2017	USD	298	NZD	434	4
1/5/2017	USD	360	NZD	521	3
1/5/2017	USD	21,776	NZD	31,230	1
1/5/2017	USD	19,265	NZD	27,627	(1)
1/5/2017	USD	21,776	NZD	31,229	—
1/5/2017	USD	20,938	NZD	30,028	1
1/5/2017	USD	1,302	SGD	1,851	(21)
1/5/2017	USD	228	SGD	330	—
1/5/2017	USD	276	SGD	401	1
1/5/2017	USD	16,676	SGD	24,091	(1)
1/5/2017	USD	16,034	SGD	23,163	(1)
1/5/2017	USD	16,676	SGD	24,091	—
1/5/2017	USD	14,753	SGD	21,312	(1)
2/2/2017	AUD	97,765	USD	70,737	(4)
2/2/2017	AUD	106,262	USD	76,887	(2)
2/2/2017	AUD	110,510	USD	79,962	(1)
2/2/2017	AUD	110,512	USD	79,962	(2)
2/2/2017	CHF	8,292	USD	8,175	(1)
2/2/2017	CHF	9,013	USD	8,885	(1)
2/2/2017	CHF	9,373	USD	9,240	(1)
2/2/2017	CHF	9,373	USD	9,240	(1)
2/2/2017	DKK	55,578	USD	7,897	—
2/2/2017	DKK	51,142	USD	7,267	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2017	DKK	57,801	USD	8,212	$(1)
2/2/2017	DKK	57,794	USD	8,212	—
2/2/2017	EUR	128,109	USD	135,327	4
2/2/2017	EUR	123,184	USD	130,122	—
2/2/2017	EUR	113,337	USD	119,713	(6)
2/2/2017	EUR	128,123	USD	135,327	(11)
2/2/2017	GBP	70,035	USD	86,601	(6)
2/2/2017	GBP	76,126	USD	94,129	(10)
2/2/2017	GBP	79,167	USD	97,894	(5)
2/2/2017	GBP	79,175	USD	97,894	(14)
2/2/2017	HKD	134,403	USD	17,338	—
2/2/2017	HKD	123,657	USD	15,952	—
2/2/2017	HKD	139,786	USD	18,032	—
2/2/2017	HKD	139,778	USD	18,032	1
2/2/2017	ILS	66,736	USD	17,351	(1)
2/2/2017	ILS	64,177	USD	16,684	(2)
2/2/2017	ILS	66,742	USD	17,351	(2)
2/2/2017	ILS	59,041	USD	15,350	(1)
2/2/2017	NOK	156,167	USD	18,147	(1)
2/2/2017	NOK	169,738	USD	19,722	(3)
2/2/2017	NOK	176,525	USD	20,511	(2)
2/2/2017	NOK	176,510	USD	20,511	(1)
2/2/2017	NZD	27,379	USD	19,073	—
2/2/2017	NZD	29,758	USD	20,729	(1)
2/2/2017	NZD	30,948	USD	21,558	(2)
2/2/2017	NZD	30,947	USD	21,558	(1)
2/2/2017	SEK	306,968	USD	33,846	(6)
2/2/2017	SEK	319,189	USD	35,200	—
2/2/2017	SEK	282,357	USD	31,140	2
2/2/2017	SEK	319,200	USD	35,200	(1)
2/3/2017	JPY	18,022,753	USD	154,759	(19)
2/3/2017	JPY	20,372,695	USD	174,942	(18)
2/3/2017	JPY	19,589,092	USD	168,214	(16)
2/3/2017	JPY	20,373,395	USD	174,942	(24)
2/3/2017	SGD	20,743	USD	14,353	(3)
2/3/2017	SGD	22,544	USD	15,601	(2)
2/3/2017	SGD	23,446	USD	16,225	(2)
2/3/2017	SGD	23,444	USD	16,225	—

					$31,476

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 10.3%
Adelaide Brighton Ltd.	48,039	$188,883
AGL Energy Ltd.	19,876	317,924
ALS Ltd.	23,320	101,991
Alumina Ltd.	141,324	187,269
Amcor Ltd.	42,083	455,561
AMP Ltd.	82,478	301,000
ASX Ltd.	5,714	205,800
Aurizon Holdings Ltd.	96,983	354,638
Australia & New Zealand Banking Group Ltd.	99,765	2,197,535
Bank of Queensland Ltd.	15,665	134,642
Bendigo & Adelaide Bank Ltd.	17,263	158,877
BHP Billiton Ltd.	145,182	2,634,464
Cabcharge Australia Ltd.	47,001	132,050
Caltex Australia Ltd.	8,293	182,911
Coca-Cola Amatil Ltd.	28,085	205,804
Commonwealth Bank of Australia	45,438	2,711,425
Crown Resorts Ltd.	26,732	224,150
DuluxGroup Ltd.	26,895	121,522
Fairfax Media Ltd.	149,248	96,183
Flight Centre Travel Group Ltd.	4,268	96,731
Harvey Norman Holdings Ltd.	70,440	262,169
Iluka Resources Ltd.	15,863	83,506
Incitec Pivot Ltd.	70,101	182,736
Insurance Australia Group Ltd.	63,564	275,700
IOOF Holdings Ltd.(a)	14,797	98,681
JB Hi-Fi Ltd.	6,958	141,274
Macquarie Group Ltd.	9,873	622,824
McMillan Shakespeare Ltd.	14,437	113,633
National Australia Bank Ltd.	95,677	2,124,808
Orica Ltd.	18,192	232,896
Platinum Asset Management Ltd.(a)	28,014	107,104
Primary Health Care Ltd.	37,342	110,320
Programmed Maintenance Services Ltd.	36,715	51,177
QBE Insurance Group Ltd.	28,628	257,461
Rio Tinto Ltd.	22,610	980,677
Seven Group Holdings Ltd.	24,283	137,853
Seven West Media Ltd.	139,249	81,168
Sonic Healthcare Ltd.	15,483	239,920
Suncorp Group Ltd.	34,403	336,800
Tabcorp Holdings Ltd.	41,966	146,164
Tatts Group Ltd.	51,859	168,229
Telstra Corp., Ltd.	550,805	2,034,073
Wesfarmers Ltd.	48,205	1,470,907
Westpac Banking Corp.	99,922	2,358,724
Woodside Petroleum Ltd.	35,249	795,321
Woolworths Ltd.	54,105	944,176

Total Australia		25,367,661

Austria - 0.3%
EVN AG	12,704	150,142
Oesterreichische Post AG*	5,588	187,958
OMV AG	9,537	337,585
UNIQA Insurance Group AG	15,114	114,778

Total Austria		790,463

Belgium - 0.6%
Ageas	5,504	218,339
bpost S.A.	10,652	252,792
Elia System Operator S.A./N.V.	2,487	130,332
Euronav N.V.	16,502	131,916
Exmar N.V.	7,953	64,666
Proximus SADP	14,794	426,925
Solvay S.A.	3,072	360,795

Total Belgium		1,585,765

China - 1.8%
China Jinmao Holdings Group Ltd.	562,000	151,497
China Merchants Port Holdings Co., Ltd.	80,000	198,526
China Power International Development Ltd.	537,000	194,627
China Resources Power Holdings Co., Ltd.	276,000	438,573
China South City Holdings Ltd.	694,000	145,009
CNOOC Ltd.	1,856,000	2,322,050
Lenovo Group Ltd.	488,000	295,828
Shanghai Industrial Holdings Ltd.	45,000	121,886
Shenzhen Investment Ltd.	294,000	117,931
Sino-Ocean Group Holding Ltd.	238,000	106,519
Sun Art Retail Group Ltd.	294,000	257,857

Total China		4,350,303

Denmark - 0.5%
AP Moller - Maersk A/S Class B	308	492,395
Danske Bank A/S	23,107	702,104
Tryg A/S	8,800	159,409

Total Denmark		1,353,908

Finland - 2.3%
Elisa Oyj	6,672	217,663
Fortum Oyj	55,026	845,623
Kemira Oyj	7,842	100,332
Kesko Oyj Class B	3,895	195,060
Kone Oyj Class B	12,631	567,141
Metso Oyj	6,042	172,703
Neste Oyj	7,173	276,149
Nokia Oyj	242,239	1,172,241
Nokian Renkaat Oyj	5,521	206,260
Orion Oyj Class B	4,007	178,734
Ramirent Oyj	14,435	112,515
Sampo Oyj Class A	14,784	664,124
Stora Enso Oyj Class R	22,081	237,790
Tikkurila Oyj	7,956	157,846
UPM-Kymmene Oyj	19,321	475,642

Total Finland		5,579,823

France - 12.2%
Amundi S.A.(b)	4,526	237,377
AXA S.A.	63,873	1,615,871
BNP Paribas S.A.	31,905	2,037,616
Bourbon Corp.(a)	3,123	40,351
Bouygues S.A.	16,413	589,374
Casino Guichard Perrachon S.A.	5,991	288,084
CNP Assurances	17,521	325,253
Credit Agricole S.A.	92,048	1,143,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2016

Investments	Shares	Value
Edenred	10,767	$213,900
Electricite de France S.A.(a)	150,487	1,536,469
Engie S.A.	134,166	1,715,120
Euler Hermes Group	1,490	131,227
Eurazeo S.A.	2,222	130,260
Eutelsat Communications S.A.	12,689	246,194
Fonciere Des Regions	1,855	162,277
Gaztransport Et Technigaz S.A.	3,232	140,091
ICADE	2,186	156,302
Klepierre	6,467	254,733
Lagardere SCA	7,032	195,772
Metropole Television S.A.	7,637	142,334
Natixis S.A.	132,096	746,799
Neopost S.A.	4,892	153,350
Nexity S.A.*	1,801	84,456
Orange S.A.	85,471	1,301,323
Rallye S.A.	5,099	99,066
Rubis SCA	1,549	127,976
Sanofi	44,205	3,585,480
Schneider Electric SE	16,568	1,155,279
SCOR SE	5,703	197,480
Societe BIC S.A.	1,994	271,625
Societe Generale S.A.	23,658	1,166,441
Suez	18,705	276,503
Technip S.A.	3,736	267,208
TOTAL S.A.	113,405	5,827,590
Unibail-Rodamco SE	1,956	467,806
Veolia Environnement S.A.	15,600	266,145
Vivendi S.A.	145,584	2,772,431

Total France		30,069,255

Germany - 9.5%
Allianz SE Registered Shares	11,757	1,946,909
Axel Springer SE	3,723	181,145
BASF SE	31,226	2,908,545
Bayerische Motoren Werke AG	22,080	2,066,888
Celesio AG	9,592	259,960
Comdirect Bank AG	9,319	94,675
Daimler AG Registered Shares	48,286	3,601,745
Deutsche Lufthansa AG Registered Shares	17,460	225,964
Deutsche Post AG Registered Shares	32,712	1,077,701
Deutsche Telekom AG Registered Shares	140,840	2,429,551
Drillisch AG(a)	3,253	140,315
E.ON SE	94,263	666,140
Evonik Industries AG	16,384	490,435
Freenet AG	8,988	253,687
Hannover Rueck SE	3,164	343,067
Hugo Boss AG	3,991	244,699
K+S AG Registered Shares(a)	8,504	203,520
MAN SE	3,644	362,558
METRO AG	9,511	316,852
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,113	779,355
ProSiebenSat.1 Media SE	8,302	320,577
Siemens AG Registered Shares	26,247	3,233,494
Talanx AG	6,243	209,199
Telefonica Deutschland Holding AG	148,600	637,915
TUI AG	21,764	305,654

Total Germany		23,300,550

Hong Kong - 2.6%
BOC Hong Kong Holdings Ltd.	279,547	1,000,552
Cathay Pacific Airways Ltd.(a)	139,000	182,868
CLP Holdings Ltd.	72,000	661,667
Hang Lung Properties Ltd.	130,000	275,656
Hang Seng Bank Ltd.	39,818	741,084
Hopewell Holdings Ltd.	41,500	143,452
Hysan Development Co., Ltd.	34,000	140,549
New World Development Co., Ltd.	293,666	310,591
PCCW Ltd.	302,380	163,804
Power Assets Holdings Ltd.	59,018	520,289
Sino Land Co., Ltd.	154,000	230,807
SJM Holdings Ltd.	237,000	185,855
Sun Hung Kai Properties Ltd.	53,000	669,921
Swire Pacific Ltd. Class B	80,000	137,647
Swire Properties Ltd.	94,800	261,664
Television Broadcasts Ltd.	51,000	167,738
Wharf Holdings Ltd. (The)	77,000	511,966

Total Hong Kong		6,306,110

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	169,540	322,459
Harel Insurance Investments & Financial Services Ltd.	28,293	130,120
Israel Chemicals Ltd.	38,858	159,525
Matrix IT Ltd.	22,330	178,355
Migdal Insurance & Financial Holding Ltd.*	154,542	126,488
Sella Capital Real Estate Ltd.	71,202	115,813
Shikun & Binui Ltd.	42,687	81,744

Total Israel		1,114,504

Italy - 3.5%
A2A SpA	103,698	134,532
ACEA SpA	13,603	165,717
Assicurazioni Generali SpA	45,298	674,626
Atlantia SpA	25,812	606,033
Banca Generali SpA	4,657	111,305
Banca Mediolanum SpA	20,354	146,629
Enel SpA	320,261	1,414,687
Eni SpA	167,509	2,733,241
ERG SpA	11,706	125,939
FinecoBank Banca Fineco SpA	18,695	105,100
Hera SpA	70,924	163,977
MARR SpA	7,414	135,676
Mediobanca SpA	22,431	183,476
Poste Italiane SpA(b)	35,366	235,191
Saras SpA	85,001	154,206
Snam SpA	145,109	599,052
Telecom Italia SpA RSP	214,556	155,470
Terna Rete Elettrica Nazionale SpA	72,013	330,559
Unipol Gruppo Finanziario SpA	46,294	167,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2016

Investments	Shares	Value
UnipolSai SpA	127,576	$273,159

Total Italy		8,615,764

Japan - 8.3%
Aozora Bank Ltd.	54,000	191,212
Asahi Holdings, Inc.	4,000	69,653
Benesse Holdings, Inc.	6,300	173,927
Bridgestone Corp.	23,200	838,212
Canon, Inc.(a)	52,700	1,488,803
Chugoku Electric Power Co., Inc. (The)	12,300	144,582
Daiwa Securities Group, Inc.	46,000	284,081
Dynam Japan Holdings Co., Ltd.	82,000	125,647
Fuji Corp., Ltd.	21,200	136,868
Fuji Heavy Industries Ltd.	23,300	953,295
Hino Motors Ltd.	17,900	182,630
Idec Corp.	15,800	147,928
ITOCHU Corp.	51,600	686,614
JX Holdings, Inc.	69,600	295,204
Kawasaki Heavy Industries Ltd.	60,000	188,794
Marubeni Corp.	55,800	317,094
Matsui Securities Co., Ltd.	16,000	138,140
Mitsui & Co., Ltd.	67,700	932,772
Mixi, Inc.	3,200	117,152
Mizuho Financial Group, Inc.	541,200	973,496
Nippon Road Co., Ltd. (The)	35,000	136,837
Nissan Motor Co., Ltd.	146,300	1,474,477
NSK Ltd.	19,000	220,568
Resona Holdings, Inc.	50,900	261,624
Ricoh Co., Ltd.	23,800	201,607
Ryoden Corp.	23,000	145,531
Sankyo Co., Ltd.	4,700	152,120
Shinko Plantech Co., Ltd.	17,300	125,929
Showa Shell Sekiyu K.K.	13,300	123,952
Sony Financial Holdings, Inc.	9,400	147,002
Sumitomo Corp.	46,700	550,743
Sumitomo Mitsui Financial Group, Inc.	31,200	1,193,055
Sumitomo Mitsui Trust Holdings, Inc.	7,300	261,807
Takeda Pharmaceutical Co., Ltd.	25,000	1,036,353
TonenGeneral Sekiyu K.K.	19,000	200,695
Toyota Motor Corp.	99,200	5,849,853

Total Japan		20,468,257

Netherlands - 1.6%
Aegon N.V.	72,385	399,148
Boskalis Westminster	7,502	261,041
ING Groep N.V.	120,017	1,692,480
Koninklijke Philips N.V.	28,243	863,890
NN Group N.V.	10,515	357,065
Randstad Holding N.V.	6,064	329,586

Total Netherlands		3,903,210

New Zealand - 0.7%
Air New Zealand Ltd.	84,425	129,219
Contact Energy Ltd.	36,108	117,330
Fletcher Building Ltd.	37,875	279,948
Genesis Energy Ltd.	121,155	177,411
Mercury NZ Ltd.	58,082	119,882
Meridian Energy Ltd.	116,757	211,678
SKY Network Television Ltd.	31,614	100,302
SKYCITY Entertainment Group Ltd.	37,597	103,030
Spark New Zealand Ltd.	116,313	276,568
Trade Me Group Ltd.	28,907	100,986
Vector Ltd.	44,455	100,435

Total New Zealand		1,716,789

Norway - 2.4%
Austevoll Seafood ASA	21,464	208,837
DNB ASA	37,015	552,148
Gjensidige Forsikring ASA	12,463	198,361
Marine Harvest ASA*	16,582	299,943
Ocean Yield ASA	23,234	175,449
Orkla ASA	32,373	294,105
Salmar ASA	6,640	199,099
Statoil ASA	135,652	2,496,286
Telenor ASA	68,946	1,033,265
Yara International ASA	10,825	427,582

Total Norway		5,885,075

Portugal - 0.5%
EDP - Energias de Portugal S.A.	196,532	599,903
Galp Energia, SGPS, S.A.	24,211	362,364
Navigator Co. S.A. (The)	56,921	196,022

Total Portugal		1,158,289

Singapore - 2.2%
Asian Pay Television Trust	326,400	84,723
DBS Group Holdings Ltd.	46,700	560,516
Hutchison Port Holdings Trust	741,123	322,389
Keppel Corp., Ltd.	83,800	335,850
M1 Ltd.(a)	57,600	78,145
Olam International Ltd.(a)	71,500	97,498
Oversea-Chinese Banking Corp., Ltd.	80,447	496,703
RHT Health Trust	177,700	112,546
SATS Ltd.	36,800	123,541
Sembcorp Industries Ltd.	82,100	161,961
Sembcorp Marine Ltd.(a)	108,700	103,832
SIA Engineering Co., Ltd.	55,600	129,696
Singapore Exchange Ltd.	32,700	162,063
Singapore Press Holdings Ltd.(a)	85,300	208,423
Singapore Technologies Engineering Ltd.	130,000	290,649
Singapore Telecommunications Ltd.	545,600	1,378,445
StarHub Ltd.	83,500	162,411
United Engineers Ltd.	66,600	118,015
United Overseas Bank Ltd.	38,150	538,700

Total Singapore		5,466,106

Spain - 6.1%
Abertis Infraestructuras S.A.	39,977	560,593
Acerinox S.A.	15,634	207,856
ACS Actividades de Construccion y Servicios S.A.	10,916	345,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2016

Investments	Shares	Value
Banco Bilbao Vizcaya Argentaria S.A.	213,480	$1,444,228
Banco de Sabadell S.A.	133,409	186,163
Banco Santander S.A.	362,336	1,895,200
Bankia S.A.	345,361	353,706
Bolsas y Mercados Espanoles SHMSF S.A.	3,689	108,928
CaixaBank S.A.	226,937	751,596
Cia de Distribucion Integral Logista Holdings S.A.	5,670	131,569
Enagas S.A.	10,940	278,377
Endesa S.A.(a)	36,925	783,801
Ferrovial S.A.	25,242	452,475
Gas Natural SDG S.A.	40,657	768,034
Iberdrola S.A.	227,148	1,493,569
Mapfre S.A.	115,740	354,023
Mediaset Espana Comunicacion S.A.	16,788	197,435
Red Electrica Corp. S.A.	17,136	323,980
Repsol S.A.	74,105	1,048,937
Tecnicas Reunidas S.A.(a)	3,702	152,146
Telefonica S.A.	332,013	3,088,682

Total Spain		14,926,938

Sweden - 3.5%
Alfa Laval AB	13,092	217,321
Axfood AB	9,310	146,753
Hennes & Mauritz AB Class B	47,976	1,338,212
ICA Gruppen AB(a)	6,223	190,363
Kinnevik AB Class B	6,823	163,954
Modern Times Group MTG AB Class B	5,238	155,677
Nordea Bank AB	153,940	1,716,545
Skandinaviska Enskilda Banken AB Class A	76,431	803,886
Skanska AB Class B	17,364	411,135
SKF AB Class B	14,858	274,112
Svenska Handelsbanken AB Class A	42,832	596,893
Swedbank AB Class A	35,620	863,779
Tele2 AB Class B	30,700	246,861
Telefonaktiebolaget LM Ericsson Class B	151,520	892,314
Telia Co. AB	141,595	572,172

Total Sweden		8,589,977

Switzerland - 6.4%
Adecco Group AG Registered Shares	5,789	379,630
Baloise Holding AG Registered Shares	1,036	130,781
Credit Suisse Group AG Registered Shares*	54,753	787,073
Flughafen Zuerich AG Registered Shares	1,273	236,601
Kuehne + Nagel International AG Registered Shares	3,830	507,225
LafargeHolcim Ltd. Registered Shares*	17,317	914,111
Novartis AG Registered Shares	74,696	5,445,933
Roche Holding AG Bearer Shares	4,151	972,045
SGS S.A. Registered Shares	218	444,430
STMicroelectronics N.V.	51,563	587,370
Sulzer AG Registered Shares	1,455	150,317
Sunrise Communications Group AG*(b)	1,951	128,614
Swiss Life Holding AG Registered Shares*	555	157,378
Swiss Re AG	9,109	864,878
Swisscom AG Registered Shares	1,966	882,267
UBS Group AG Registered Shares	112,081	1,758,933
Zurich Insurance Group AG*	5,285	1,458,074

Total Switzerland		15,805,660

United Kingdom - 23.8%
Aberdeen Asset Management PLC	57,367	182,388
Admiral Group PLC	9,635	217,513
Amec Foster Wheeler PLC	16,537	96,040
Ashmore Group PLC	29,918	104,509
AstraZeneca PLC	50,465	2,767,094
Aviva PLC	102,202	614,254
BAE Systems PLC	129,101	943,582
Barratt Developments PLC	43,285	247,315
BBA Aviation PLC	53,640	187,772
Beazley PLC	30,831	147,623
Bellway PLC	4,281	130,976
Berkeley Group Holdings PLC	8,201	284,550
BHP Billiton PLC	115,168	1,859,245
BP PLC	1,223,785	7,706,015
British American Tobacco PLC	61,587	3,516,959
British Land Co. PLC (The)	21,475	167,041
Card Factory PLC	29,735	92,957
Carillion PLC(a)	31,286	91,273
Centrica PLC	250,997	726,048
Cobham PLC	94,617	191,387
De La Rue PLC	10,716	81,434
Debenhams PLC	91,352	64,680
Devro PLC	13,932	32,666
Direct Line Insurance Group PLC	28,152	128,500
Dunelm Group PLC	14,068	139,847
easyJet PLC	13,780	171,124
Electrocomponents PLC	28,354	167,015
G4S PLC	84,314	244,829
GlaxoSmithKline PLC	253,176	4,886,511
Greene King PLC	11,813	101,885
Halfords Group PLC	19,154	86,505
HSBC Holdings PLC	793,823	6,443,447
IG Group Holdings PLC	13,825	84,406
IMI PLC	10,542	135,473
Imperial Brands PLC	32,950	1,442,316
Indivior PLC	28,857	105,616
Inmarsat PLC	20,858	193,685
Interserve PLC	16,421	69,343
Intu Properties PLC(a)	36,697	127,554
Investec PLC	17,648	116,884
ITV PLC	260,584	664,588
J Sainsbury PLC	77,777	239,590
Jupiter Fund Management PLC	29,514	161,776
Kier Group PLC	9,363	158,848
Laird PLC	26,731	50,536
Legal & General Group PLC	175,252	536,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2016

Investments	Shares	Value
Man Group PLC	64,152	$93,776
Marks & Spencer Group PLC	72,526	313,658
Marston’s PLC	72,375	121,625
Meggitt PLC	33,127	187,720
Melrose Industries PLC	65,837	160,873
N Brown Group PLC	36,375	100,007
National Grid PLC	142,322	1,673,485
NEX Group PLC	12,217	70,121
Next PLC	8,351	514,191
Old Mutual PLC	130,198	333,502
Pagegroup PLC	25,134	121,277
Pearson PLC	43,541	440,365
Pennon Group PLC	16,887	172,565
Persimmon PLC	16,803	368,744
Rio Tinto PLC	85,226	3,326,199
Royal Dutch Shell PLC Class A	241,888	6,702,581
Royal Mail PLC	40,137	229,180
Segro PLC	17,722	100,316
Severn Trent PLC	7,576	208,008
Sky PLC	54,648	669,180
Smiths Group PLC	15,751	275,592
SSE PLC	46,461	891,570
Standard Life PLC	56,940	261,731
TalkTalk Telecom Group PLC(a)	56,860	118,878
Tate & Lyle PLC	22,164	193,763
TP ICAP PLC	9,983	53,450
United Utilities Group PLC	22,904	254,995
Vedanta Resources PLC	16,464	178,923
Vodafone Group PLC	1,265,990	3,126,293
Weir Group PLC (The)	6,654	155,396
William Hill PLC	46,223	165,749

Total United Kingdom		58,493,490

TOTAL COMMON STOCKS (Cost: $265,267,507)		244,847,897

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/12/17* (Cost $25,842)	74,105	27,513

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(a)(c) (Cost: $126,269)	2,921	125,077

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $4,625,382)(e)	4,625,382	4,625,382

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $270,045,000)		249,625,869
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.6)%		(3,977,167)

NET ASSETS - 100.0%		$245,648,702

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $4,978,907 and the total market value of the collateral held by the Fund was $5,235,504. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $610,122. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.5%
Amcor Ltd.	26,960	$291,850
Australia & New Zealand Banking Group Ltd.	145,228	3,198,954
BHP Billiton Ltd.	164,613	2,987,058
Brambles Ltd.	49,573	445,108
Commonwealth Bank of Australia	65,993	3,938,005
CSL Ltd.	9,447	686,862
Macquarie Group Ltd.	13,925	878,439
National Australia Bank Ltd.	142,787	3,171,034
Rio Tinto Ltd.	21,412	928,715
Telstra Corp., Ltd.	632,333	2,335,149
Wesfarmers Ltd.	52,245	1,594,181
Westpac Banking Corp.	140,879	3,325,541
Woodside Petroleum Ltd.	36,366	820,524
Woolworths Ltd.	62,062	1,083,032

Total Australia		25,684,452

Belgium - 1.4%
Anheuser-Busch InBev S.A.	43,333	4,595,686
UCB S.A.	2,220	142,623

Total Belgium		4,738,309

China - 3.0%
China Mobile Ltd.	536,486	5,687,901
China Overseas Land & Investment Ltd.	174,000	461,193
China Unicom Hong Kong Ltd.	543,522	633,034
CITIC Ltd.	591,273	846,511
CNOOC Ltd.	2,010,529	2,515,382

Total China		10,144,021

Denmark - 1.0%
AP Moller - Maersk A/S Class B	301	481,204
Coloplast A/S Class B	7,011	473,695
Danske Bank A/S	30,926	939,684
Novo Nordisk A/S Class B	29,808	1,076,962
Pandora A/S	1,375	180,224
Vestas Wind Systems A/S	2,012	131,003

Total Denmark		3,282,772

Finland - 1.1%
Fortum Oyj	60,738	933,404
Kone Oyj Class B	10,505	471,682
Nokia Oyj	249,561	1,207,674
Sampo Oyj Class A	24,262	1,089,892

Total Finland		3,702,652

France - 13.3%
Air Liquide S.A.	8,435	939,949
Airbus Group SE	16,578	1,098,798
AXA S.A.	95,286	2,410,562
BNP Paribas S.A.	46,891	2,994,699
Capgemini S.A.	1,813	153,268
Carrefour S.A.	19,209	463,767
Christian Dior SE	3,263	685,749
Cie de Saint-Gobain	17,606	821,812
Cie Generale des Etablissements Michelin	4,977	554,871
Credit Agricole S.A.	143,251	1,779,887
Danone S.A.	16,019	1,017,142
Electricite de France S.A.(a)	159,295	1,626,399
Engie S.A.	146,685	1,875,158
Essilor International S.A.	3,119	353,156
Hermes International	929	382,146
Kering	3,171	713,406
Klepierre	9,031	355,728
L’Oreal S.A.	9,249	1,691,583
Legrand S.A.	7,186	408,910
LVMH Moet Hennessy Louis Vuitton SE	10,851	2,076,140
Natixis S.A.	195,728	1,106,540
Orange S.A.	87,469	1,331,743
Pernod Ricard S.A.	4,421	480,061
Publicis Groupe S.A.	5,099	352,539
Renault S.A.	7,893	703,558
Safran S.A.	9,639	695,608
Sanofi	46,145	3,742,834
Schneider Electric SE	17,665	1,231,772
Societe Generale S.A.	36,197	1,784,667
Sodexo S.A.	4,244	488,818
Thales S.A.	2,056	199,790
TOTAL S.A.	122,083	6,273,530
Unibail-Rodamco SE	2,770	662,486
Veolia Environnement S.A.	15,936	271,877
Vinci S.A.	11,589	790,860
Vivendi S.A.	156,417	2,978,729

Total France		45,498,542

Germany - 9.0%
adidas AG	2,295	363,461
Allianz SE Registered Shares	18,876	3,125,785
BASF SE	33,743	3,142,991
Bayer AG Registered Shares	19,514	2,040,332
Bayerische Motoren Werke AG	23,017	2,154,600
Beiersdorf AG	1,962	166,795
Continental AG	3,542	686,289
Daimler AG Registered Shares	51,903	3,871,544
Deutsche Boerse AG*	7,349	601,040
Deutsche Post AG Registered Shares	30,007	988,584
Deutsche Telekom AG Registered Shares	154,823	2,670,764
E.ON SE	100,479	710,068
Evonik Industries AG	17,716	530,307
Fresenius Medical Care AG & Co. KGaA	3,187	270,432
Fresenius SE & Co. KGaA	3,327	260,590
Hannover Rueck SE	4,335	470,037
HeidelbergCement AG	2,346	219,310
Henkel AG & Co. KGaA	3,515	366,963
Infineon Technologies AG	15,715	273,660
Linde AG	4,241	698,266
MAN SE	5,588	555,976
Merck KGaA	993	103,846
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,019	1,330,001
SAP SE	15,964	1,394,357
Siemens AG Registered Shares	26,317	3,242,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2016

Investments	Shares	Value
Telefonica Deutschland Holding AG	148,397	$637,043

Total Germany		30,875,158

Hong Kong - 2.7%
AIA Group Ltd.	121,400	685,044
BOC Hong Kong Holdings Ltd.	384,215	1,375,179
CLP Holdings Ltd.	73,000	670,856
Galaxy Entertainment Group Ltd.	47,000	204,897
Hang Seng Bank Ltd.	65,295	1,215,257
Henderson Land Development Co., Ltd.	81,279	432,438
Hong Kong & China Gas Co., Ltd.	274,810	487,014
Hong Kong Exchanges & Clearing Ltd.	24,700	583,639
MTR Corp., Ltd.	181,000	880,120
Power Assets Holdings Ltd.	83,000	731,709
Sun Hung Kai Properties Ltd.	78,442	991,509
Swire Properties Ltd.	157,200	433,898
Wharf Holdings Ltd. (The)	98,000	651,593

Total Hong Kong		9,343,153

Ireland - 0.2%
CRH PLC	16,835	585,173

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.	21,735	781,040

Italy - 2.7%
Assicurazioni Generali SpA	60,876	906,631
Atlantia SpA	32,258	757,377
Enel SpA	327,480	1,446,575
Eni SpA	183,478	2,993,807
Intesa Sanpaolo SpA	752,207	1,924,765
Luxottica Group SpA	12,443	670,649
Snam SpA	138,923	573,515

Total Italy		9,273,319

Japan - 14.0%
Aeon Co., Ltd.	8,800	124,944
Asahi Group Holdings Ltd.	4,500	142,367
Astellas Pharma, Inc.	48,100	669,528
Bridgestone Corp.	24,000	867,115
Canon, Inc.(a)	55,300	1,562,254
Central Japan Railway Co.	600	98,924
Chugai Pharmaceutical Co., Ltd.	6,900	198,478
Dai-ichi Life Holdings, Inc.	22,100	368,728
Daiichi Sankyo Co., Ltd.	15,400	315,764
Daikin Industries Ltd.	2,900	266,914
Daiwa House Industry Co., Ltd.	11,900	326,081
Denso Corp.	22,900	994,064
Dentsu, Inc.	3,100	146,183
East Japan Railway Co.	6,300	545,548
Eisai Co., Ltd.	6,800	391,087
FANUC Corp.	6,700	1,138,256
Fast Retailing Co., Ltd.	1,100	394,504
Fuji Heavy Industries Ltd.	24,000	981,935
FUJIFILM Holdings Corp.	6,000	228,148
Hitachi Ltd.	90,000	487,675
Honda Motor Co., Ltd.	45,000	1,317,572
Hoya Corp.	10,900	458,952
ITOCHU Corp.	51,600	686,614
Japan Post Holdings Co., Ltd.	55,100	689,252
Japan Post Insurance Co., Ltd.(a)	7,700	165,243
Japan Tobacco, Inc.	49,809	1,641,581
Kao Corp.	9,700	460,820
KDDI Corp.	57,900	1,469,156
Kirin Holdings Co., Ltd.	13,700	223,351
Komatsu Ltd.	25,100	569,745
Kubota Corp.	23,500	336,175
Kyocera Corp.	9,200	458,442
Mitsubishi Corp.	46,200	986,308
Mitsubishi Electric Corp.	43,600	609,133
Mitsubishi Estate Co., Ltd.	9,000	179,599
Mitsubishi Heavy Industries Ltd.	74,000	337,912
Mitsubishi UFJ Financial Group, Inc.	340,500	2,102,526
Mitsui & Co., Ltd.	73,000	1,005,796
Mitsui Fudosan Co., Ltd.	10,000	231,920
Mizuho Financial Group, Inc.	796,398	1,432,540
MS&AD Insurance Group Holdings, Inc.	15,100	469,176
Murata Manufacturing Co., Ltd.	3,700	496,463
Nidec Corp.	2,100	181,579
Nippon Steel & Sumitomo Metal Corp.	20,700	462,682
Nippon Telegraph & Telephone Corp.	40,400	1,701,417
Nissan Motor Co., Ltd.	150,300	1,514,791
Nomura Holdings, Inc.	93,000	549,460
NTT Data Corp.	1,500	72,663
NTT DOCOMO, Inc.	84,300	1,924,730
Olympus Corp.	900	31,174
Otsuka Holdings Co., Ltd.	8,500	371,162
Panasonic Corp.	53,600	546,639
Recruit Holdings Co., Ltd.	2,800	112,591
Secom Co., Ltd.	1,200	87,946
Sekisui House Ltd.	15,400	256,876
Seven & I Holdings Co., Ltd.	14,900	568,866
Shimano, Inc.	800	125,794
Shin-Etsu Chemical Co., Ltd.	8,100	629,680
Shionogi & Co., Ltd.	3,300	158,415
SoftBank Group Corp.	8,200	545,917
Sony Corp.	7,800	219,017
Sumitomo Corp.	49,500	583,763
Sumitomo Mitsui Financial Group, Inc.	45,500	1,739,872
Sumitomo Mitsui Trust Holdings, Inc.	9,900	355,054
Suntory Beverage & Food Ltd.	2,700	112,389
Suzuki Motor Corp.	3,800	134,035
Takeda Pharmaceutical Co., Ltd.	26,400	1,094,388
Tokio Marine Holdings, Inc.	17,500	719,595
Toyota Motor Corp.	105,200	6,203,675
Yahoo Japan Corp.	122,000	469,653

Total Japan		48,050,596

Netherlands - 1.9%
ABN AMRO Group N.V. CVA(b)	14,861	329,951
Akzo Nobel N.V.	7,318	458,411
ASML Holding N.V.	5,099	573,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2016

Investments	Shares	Value
Heineken Holding N.V.	3,170	$221,143
Heineken N.V.	10,210	767,399
ING Groep N.V.	170,227	2,400,542
Koninklijke Ahold Delhaize N.V.	25,928	547,771
Koninklijke KPN N.V.	57,126	169,554
Koninklijke Philips N.V.	27,968	855,478
Steinhoff International Holdings N.V.	57,033	295,003

Total Netherlands		6,618,834

Norway - 1.3%
DNB ASA	51,682	770,934
Statoil ASA	145,886	2,684,613
Telenor ASA	67,587	1,012,898

Total Norway		4,468,445

Singapore - 1.3%
DBS Group Holdings Ltd.	65,200	782,563
Oversea-Chinese Banking Corp., Ltd.	117,455	725,202
Singapore Telecommunications Ltd.	673,000	1,700,318
United Overseas Bank Ltd.	56,186	793,379
Wilmar International Ltd.	138,200	343,419

Total Singapore		4,344,881

Spain - 5.0%
Abertis Infraestructuras S.A.	39,969	560,481
Amadeus IT Group S.A.	12,454	567,075
Banco Bilbao Vizcaya Argentaria S.A.	315,878	2,136,967
Banco Santander S.A.	544,660	2,848,847
CaixaBank S.A.	299,950	993,409
Endesa S.A.(a)	35,615	755,994
Ferrovial S.A.	34,043	610,237
Gas Natural SDG S.A.	41,399	782,051
Iberdrola S.A.	241,325	1,586,787
Industria de Diseno Textil S.A.	54,248	1,855,582
Repsol S.A.	81,022	1,146,846
Telefonica S.A.	359,809	3,347,265

Total Spain		17,191,541

Sweden - 3.1%
Assa Abloy AB Class B	20,043	373,079
Atlas Copco AB Class A	22,997	702,471
Hennes & Mauritz AB Class B	49,798	1,389,034
Hexagon AB Class B	2,061	73,845
Nordea Bank AB	228,050	2,542,926
Skandinaviska Enskilda Banken AB Class A	106,748	1,122,754
Svenska Cellulosa AB SCA Class B	15,063	426,624
Svenska Handelsbanken AB Class A	59,250	825,689
Swedbank AB Class A	55,026	1,334,371
Telefonaktiebolaget LM Ericsson Class B	149,591	880,954
Telia Co. AB	138,711	560,518
Volvo AB Class B	47,281	553,761

Total Sweden		10,786,026

Switzerland - 8.9%
ABB Ltd. Registered Shares*	10,170	214,937
Actelion Ltd. Registered Shares*	900	195,258
Cie Financiere Richemont S.A. Registered Shares	12,955	859,758
Credit Suisse Group AG Registered Shares*	81,344	1,169,317
Geberit AG Registered Shares	453	181,940
Givaudan S.A. Registered Shares	231	424,112
Kuehne + Nagel International AG Registered Shares	2,389	316,386
LafargeHolcim Ltd. Registered Shares*	18,377	970,065
Nestle S.A. Registered Shares	82,619	5,938,228
Novartis AG Registered Shares	79,905	5,825,710
Roche Holding AG Bearer Shares	4,189	980,944
Roche Holding AG Genusschein	18,988	4,345,559
SGS S.A. Registered Shares	310	631,987
Swiss Re AG	14,526	1,379,209
Swisscom AG Registered Shares	2,247	1,008,370
Syngenta AG Registered Shares	2,718	1,076,396
UBS Group AG Registered Shares	168,115	2,638,298
Zurich Insurance Group AG*	8,033	2,216,218

Total Switzerland		30,372,692

United Kingdom - 22.0%
Associated British Foods PLC	11,315	383,789
AstraZeneca PLC	53,332	2,924,297
Aviva PLC	147,856	888,644
BAE Systems PLC	117,859	861,416
Barclays PLC	428,246	1,182,412
BHP Billiton PLC	117,353	1,894,519
BP PLC	1,314,138	8,274,956
British American Tobacco PLC	63,814	3,644,133
BT Group PLC	245,972	1,115,138
Centrica PLC	291,941	844,485
Compass Group PLC	32,900	610,200
Diageo PLC	78,256	2,040,306
GlaxoSmithKline PLC	264,781	5,110,497
HSBC Holdings PLC	1,178,105	9,562,656
Imperial Brands PLC	34,241	1,498,827
International Consolidated Airlines Group S.A.	45,849	248,034
ITV PLC	255,572	651,806
Land Securities Group PLC	20,295	267,326
Legal & General Group PLC	278,376	851,683
Lloyds Banking Group PLC	1,793,222	1,385,093
London Stock Exchange Group PLC	3,149	113,385
National Grid PLC	154,521	1,816,926
Old Mutual PLC	226,190	579,386
Prudential PLC	62,254	1,251,940
Reckitt Benckiser Group PLC	12,422	1,056,949
RELX N.V.	35,195	593,580
RELX PLC	22,069	395,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2016

Investments	Shares	Value
Rio Tinto PLC	91,912	$3,587,140
Rolls-Royce Holdings PLC*	48,578	400,970
Royal Dutch Shell PLC Class A	256,967	7,120,412
Royal Dutch Shell PLC Class B	202,841	5,900,074
Sky PLC	68,569	839,647
Smith & Nephew PLC	12,939	195,214
SSE PLC	61,583	1,181,755
Unilever N.V. CVA	40,563	1,673,489
Unilever PLC	30,989	1,260,749
Vodafone Group PLC	1,340,758	3,310,929

Total United Kingdom		75,517,898

TOTAL COMMON STOCKS
(Cost: $358,022,770)		341,259,504

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $318,262)	5,658	313,283

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $3,323,281)(e)	3,323,281	3,323,281

TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $361,664,313)		344,896,068
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(2,417,226)

NET ASSETS - 100.0%		$342,478,842

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $3,716,120 and the total market value of the collateral held by the Fund was $3,905,769. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $582,488.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	EUR	21,000	USD	22,115	$(34)
1/4/2017	GBP	19,000	USD	23,422	(55)
1/4/2017	ZAR	87,348	USD	6,358	(30)

					$(119)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.2%
Adelaide Brighton Ltd.	32,109	$126,248
AGL Energy Ltd.	34,758	555,967
Alumina Ltd.	236,991	314,037
AMP Ltd.	188,773	688,920
Aristocrat Leisure Ltd.	14,263	160,081
ASX Ltd.	10,370	373,493
Aurizon Holdings Ltd.	173,211	633,381
Bank of Queensland Ltd.	32,280	277,449
Bendigo & Adelaide Bank Ltd.	41,065	377,934
Boral Ltd.	34,252	134,178
Caltex Australia Ltd.	13,002	286,773
Challenger Ltd.	26,200	213,239
CIMIC Group Ltd.	12,687	320,982
Coca-Cola Amatil Ltd.	51,184	375,071
Cochlear Ltd.	1,710	151,743
Computershare Ltd.	24,719	223,022
Crown Resorts Ltd.	44,813	375,760
Fortescue Metals Group Ltd.	67,825	289,270
Harvey Norman Holdings Ltd.	82,452	306,876
Healthscope Ltd.	70,560	117,002
Incitec Pivot Ltd.	79,832	208,103
Insurance Australia Group Ltd.	150,968	654,802
Magellan Financial Group Ltd.	8,493	146,180
Medibank Pvt Ltd.	120,275	245,597
Orica Ltd.	29,104	372,592
Platinum Asset Management Ltd.(a)	41,674	159,330
QBE Insurance Group Ltd.	72,268	649,929
Ramsay Health Care Ltd.	4,543	224,679
REA Group Ltd.	3,011	120,416
Seek Ltd.	12,182	131,256
Sonic Healthcare Ltd.	19,446	301,330
Star Entertainment Grp Ltd. (The)	26,947	100,879
Suncorp Group Ltd.	87,312	854,770
Tabcorp Holdings Ltd.	69,520	242,133
Tatts Group Ltd.	87,958	285,333
TPG Telecom Ltd.	14,538	71,794
Treasury Wine Estates Ltd.	18,906	146,207

Total Australia		11,216,756

Austria - 1.1%
Andritz AG	4,928	247,909
Erste Group Bank AG*	13,597	399,051
OMV AG	18,477	654,038
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,677	172,473
Voestalpine AG	7,702	302,932

Total Austria		1,776,403

Belgium - 2.2%
Ackermans & van Haaren N.V.	1,007	140,308
Ageas	13,744	545,213
Bekaert S.A.	2,255	91,535
bpost S.A.	14,664	348,004
Cofinimmo S.A.	887	101,649
Colruyt S.A.	5,456	270,500
Elia System Operator S.A./N.V.	3,232	169,374
Melexis N.V.	2,518	169,045
Proximus SADP	24,863	717,495
Solvay S.A.	5,528	649,244
Umicore S.A.	4,234	241,824

Total Belgium		3,444,191

China - 3.0%
Beijing Enterprises Holdings Ltd.	41,700	197,121
China Everbright International Ltd.	144,000	163,258
China Jinmao Holdings Group Ltd.	553,242	149,136
China Merchants Port Holdings Co., Ltd.	137,343	340,827
China Power International Development Ltd.	954,000	345,761
China Resources Power Holdings Co., Ltd.	488,000	775,447
CSPC Pharmaceutical Group Ltd.	142,000	151,649
Far East Horizon Ltd.	278,000	238,445
Fosun International Ltd.	201,500	285,364
Guangdong Investment Ltd.	272,208	359,520
Lenovo Group Ltd.	854,000	517,699
Shanghai Industrial Holdings Ltd.	83,500	226,166
Shenzhen Investment Ltd.	508,000	203,773
Sino-Ocean Group Holding Ltd.	378,464	169,385
Sun Art Retail Group Ltd.	517,000	453,441
Yangzijiang Shipbuilding Holdings Ltd.	264,800	149,382

Total China		4,726,374

Denmark - 0.9%
Chr Hansen Holding A/S	5,419	300,639
DSV A/S	2,471	110,133
ISS A/S	8,067	272,808
Jyske Bank A/S Registered Shares	3,039	145,148
Novozymes A/S Class B	4,481	154,779
Royal Unibrew A/S	2,588	100,076
Tryg A/S	19,190	347,620

Total Denmark		1,431,203

Finland - 2.5%
Amer Sports Oyj	4,199	111,962
Elisa Oyj	9,894	322,776
Huhtamaki Oyj	3,071	114,277
Kesko Oyj Class B	7,228	361,975
Metso Oyj	10,194	291,383
Neste Oyj	13,295	511,836
Nokian Renkaat Oyj	8,675	324,091
Orion Oyj Class B	5,556	247,828
Stora Enso Oyj Class R	36,436	392,379
UPM-Kymmene Oyj	32,417	798,037
Wartsila Oyj Abp	8,311	374,134

Total Finland		3,850,678

France - 8.3%
Accor S.A.	9,108	340,364
Aeroports de Paris	3,324	356,910
Amundi S.A.(b)	10,723	562,394
Arkema S.A.	2,845	278,891
Atos SE	2,486	262,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
Bollore S.A.	77,148	$272,596
Bouygues S.A.	27,440	985,342
Bureau Veritas S.A.	15,876	308,279
Casino Guichard Perrachon S.A.	9,594	461,338
Cie Plastic Omnium S.A.	3,299	105,537
CNP Assurances	47,213	876,443
Edenred	15,631	310,529
Eiffage S.A.	3,289	229,826
Elior Group(b)	4,491	102,885
Euler Hermes Group	3,547	312,390
Eurazeo S.A.	4,220	247,389
Eutelsat Communications S.A.	24,172	468,988
Faurecia	3,959	153,814
Fonciere Des Regions	4,502	393,839
Groupe Eurotunnel SE Registered Shares	16,599	158,165
Havas S.A.	21,939	185,121
ICADE	5,311	379,744
Imerys S.A.	3,111	236,485
Ingenico Group S.A.	1,245	99,630
Ipsen S.A.	2,137	154,850
JCDecaux S.A.	5,261	154,985
Korian S.A.	3,015	88,533
Lagardere SCA	11,562	321,888
Nexity S.A.*	3,738	175,290
Remy Cointreau S.A.	1,687	144,164
Rexel S.A.	13,735	226,504
Rubis SCA	2,355	194,567
SCOR SE	13,024	450,988
SEB S.A.	1,081	146,799
Societe BIC S.A.	3,396	462,606
SPIE S.A.	6,806	143,680
Suez	33,416	493,966
Technip S.A.	7,009	501,302
Teleperformance	1,421	142,836
Television Francaise 1(a)	9,233	92,039
Valeo S.A.	7,555	435,167
Vicat S.A.	1,951	118,654
Wendel S.A.	1,542	186,063
Zodiac Aerospace	6,565	151,056

Total France		12,875,702

Germany - 5.6%
Axel Springer SE	5,888	286,484
Brenntag AG	4,920	273,999
Celesio AG	11,473	310,939
Commerzbank AG	49,370	377,321
Covestro AG(b)	5,248	360,793
CTS Eventim AG & Co. KGaA	3,065	96,823
Deutsche Lufthansa AG Registered Shares	28,191	364,842
Deutsche Wohnen AG Bearer Shares	8,882	279,550
DMG MORI AG	3,342	152,138
Duerr AG	1,531	123,292
Fielmann AG	3,317	219,537
Fraport AG Frankfurt Airport Services Worldwide	3,716	220,155
Freenet AG	11,299	318,915
Fuchs Petrolub SE	2,437	94,977
GEA Group AG	5,321	214,559
Hella KGaA Hueck & Co.	3,691	139,547
Hochtief AG	1,993	279,687
Hugo Boss AG	6,567	402,640
K+S AG Registered Shares(a)	14,724	352,379
KION Group AG	2,441	136,096
LANXESS AG	2,045	134,487
LEG Immobilien AG*	2,540	197,715
METRO AG	15,855	528,198
MTU Aero Engines AG	1,664	192,710
OSRAM Licht AG	3,138	164,911
ProSiebenSat.1 Media SE	12,978	501,138
Rheinmetall AG	1,407	94,830
STADA Arzneimittel AG	1,965	101,940
Symrise AG	2,607	159,017
Talanx AG	14,686	492,119
ThyssenKrupp AG	7,057	168,518
TUI AG	36,974	531,339
United Internet AG Registered Shares	6,023	235,655
Wacker Chemie AG	1,892	197,264

Total Germany		8,704,514

Hong Kong - 3.0%
Bank of East Asia Ltd. (The)	107,322	411,119
Cathay Pacific Airways Ltd.(a)	239,774	315,445
Dah Sing Banking Group Ltd.	62,000	114,034
Hang Lung Group Ltd.	67,000	233,325
Hang Lung Properties Ltd.	288,000	610,683
Hopewell Holdings Ltd.	61,162	211,416
Hysan Development Co., Ltd.	55,000	227,359
New World Development Co., Ltd.	714,642	755,830
PCCW Ltd.	544,543	294,987
Sino Land Co., Ltd.	327,046	490,159
SJM Holdings Ltd.	425,000	333,284
Techtronic Industries Co., Ltd.	36,500	130,876
Wheelock & Co., Ltd.	84,000	472,917

Total Hong Kong		4,601,434

Ireland - 0.4%
DCC PLC	2,111	157,551
Kingspan Group PLC	3,505	95,380
Paddy Power Betfair PLC	1,192	127,612
Smurfit Kappa Group PLC	9,717	223,377

Total Ireland		603,920

Israel - 1.0%
Azrieli Group Ltd.	3,713	161,210
Bank Hapoalim BM	43,322	257,885
Bezeq Israeli Telecommunication Corp., Ltd.	338,010	642,884
Elbit Systems Ltd.	1,284	130,113
Israel Chemicals Ltd.	81,579	334,909

Total Israel		1,527,001

Italy - 3.3%
A2A SpA	161,857	209,984
ACEA SpA	14,330	174,573
Azimut Holding SpA	6,424	107,463
Banca Generali SpA	8,475	202,558
Banca Mediolanum SpA	42,888	308,963
Brembo SpA	1,811	109,834
Davide Campari-Milano SpA	13,378	131,086
De’ Longhi SpA	4,806	114,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
FinecoBank Banca Fineco SpA	35,174	$197,742
Hera SpA	82,497	190,734
Infrastrutture Wireless Italiane SpA(b)	24,613	114,278
Mediobanca SpA	48,935	400,268
Poste Italiane SpA(b)	87,712	583,302
Prysmian SpA	7,298	187,820
Recordati SpA	7,627	216,560
Salvatore Ferragamo SpA(a)	6,183	146,278
Terna Rete Elettrica Nazionale SpA	117,309	538,480
Unione di Banche Italiane SpA	51,810	142,737
Unipol Gruppo Finanziario SpA	60,769	219,465
UnipolSai SpA	361,441	773,897

Total Italy		5,070,483

Japan - 23.3%
ABC-Mart, Inc.	2,378	134,971
Air Water, Inc.	7,000	126,634
Aisin Seiki Co., Ltd.	9,400	408,608
Alfresa Holdings Corp.	7,200	119,388
Amada Holdings Co., Ltd.	18,400	205,873
ANA Holdings, Inc.	90,000	242,912
Aozora Bank Ltd.	85,000	300,982
Asahi Glass Co., Ltd.	50,141	342,198
Asahi Kasei Corp.	56,000	489,493
Bandai Namco Holdings, Inc.	6,800	188,022
Brother Industries Ltd.	12,900	233,258
Canon Marketing Japan, Inc.	5,400	91,022
Casio Computer Co., Ltd.	9,500	134,638
Chiba Bank Ltd. (The)	34,000	209,011
Chubu Electric Power Co., Inc.	18,200	254,817
Chugoku Electric Power Co., Inc. (The)	23,000	270,356
Dai Nippon Printing Co., Ltd.	29,958	296,665
Daicel Corp.	11,900	131,616
Daito Trust Construction Co., Ltd.	2,920	440,122
Daiwa Securities Group, Inc.	118,000	728,730
Disco Corp.	1,700	206,387
Electric Power Development Co., Ltd.	7,100	163,750
FamilyMart UNY Holdings Co., Ltd.	3,000	200,111
Fuji Electric Co., Ltd.	28,876	150,031
Fujitsu Ltd.	58,000	322,982
Fukuoka Financial Group, Inc.	42,000	186,891
Hakuhodo DY Holdings, Inc.	10,700	132,104
Hamamatsu Photonics K.K.	4,000	105,457
Hankyu Hanshin Holdings, Inc.	4,400	141,467
Hikari Tsushin, Inc.	1,800	168,063
Hino Motors Ltd.	28,600	291,799
Hirose Electric Co., Ltd.	1,200	149,080
Hisamitsu Pharmaceutical Co., Inc.	2,300	115,360
Hitachi Chemical Co., Ltd.	7,800	195,476
Hitachi Construction Machinery Co., Ltd.	8,700	188,792
Hitachi High-Technologies Corp.	4,700	189,999
Hitachi Metals Ltd.	13,800	187,415
Hokuriku Electric Power Co.	12,000	134,779
Hulic Co., Ltd.	14,600	130,059
Idemitsu Kosan Co., Ltd.	5,500	146,418
Iida Group Holdings Co., Ltd.	8,300	157,767
Isuzu Motors Ltd.	29,500	374,583
Itochu Techno-Solutions Corp.	5,800	151,172
J. Front Retailing Co., Ltd.	10,800	145,840
Japan Airlines Co., Ltd.	16,800	491,894
Japan Exchange Group, Inc.	29,700	425,250
JFE Holdings, Inc.	18,500	282,334
JGC Corp.	11,000	200,317
JSR Corp.	11,200	176,976
JTEKT Corp.	16,100	258,130
JX Holdings, Inc.	125,900	533,997
Kajima Corp.	27,953	193,887
Kaken Pharmaceutical Co., Ltd.	1,700	90,367
Kaneka Corp.	13,000	106,109
Kawasaki Heavy Industries Ltd.	92,565	291,262
Kikkoman Corp.	4,000	128,263
Kintetsu Group Holdings Co., Ltd.	43,000	164,427
Koito Manufacturing Co., Ltd.	2,000	106,143
Konica Minolta, Inc.	25,600	254,826
Kose Corp.	1,100	91,576
Kuraray Co., Ltd.	15,300	230,349
Kyowa Hakko Kirin Co., Ltd.	11,600	160,720
Lawson, Inc.(a)	4,100	288,601
LIXIL Group Corp.	14,200	323,117
Mabuchi Motor Co., Ltd.	2,600	135,980
Makita Corp.	3,229	216,771
Marubeni Corp.	102,600	583,044
Mazda Motor Corp.	14,800	242,617
Medipal Holdings Corp.	8,200	129,572
Minebea Co., Ltd.	15,800	148,470
Mitsubishi Chemical Holdings Corp.	60,800	395,134
Mitsubishi Gas Chemical Co., Inc.	11,000	188,151
Mitsubishi Materials Corp.	6,600	203,147
Mitsubishi Motors Corp.	39,800	227,263
Mitsubishi Tanabe Pharma Corp.	19,400	381,397
Mitsui Chemicals, Inc.	33,000	148,540
Mitsui OSK Lines Ltd.	48,000	133,339
Mixi, Inc.	4,200	153,762
NEC Corp.	87,608	232,850
NGK Insulators Ltd.	8,000	155,494
NGK Spark Plug Co., Ltd.	7,600	169,287
NH Foods Ltd.	5,000	135,251
Nifco, Inc.	1,900	100,510
Nikon Corp.	8,434	131,389
Nippon Express Co., Ltd.	39,000	210,323
Nippon Paint Holdings Co., Ltd.	5,600	152,922
Nippon Shokubai Co., Ltd.	1,500	93,883
Nissan Chemical Industries Ltd.	4,000	133,922
Nisshin Seifun Group, Inc.	12,100	181,964
Nissin Foods Holdings Co., Ltd.	2,900	152,664
Nitori Holdings Co., Ltd.	1,200	137,454
Nitto Denko Corp.	4,900	376,800
NOK Corp.	6,900	139,970
Nomura Real Estate Holdings, Inc.	8,168	139,221
Nomura Research Institute Ltd.	8,910	271,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
NSK Ltd.	31,100	$361,036
NTT Urban Development Corp.	10,800	95,282
Obayashi Corp.	18,800	180,045
Obic Co., Ltd.	2,700	118,292
Odakyu Electric Railway Co., Ltd.	5,500	109,071
Oji Holdings Corp.	39,862	162,681
Omron Corp.	6,400	246,101
Oracle Corp.	3,568	180,182
Osaka Gas Co., Ltd.	76,000	292,962
Otsuka Corp.	3,600	168,526
Park24 Co., Ltd.	4,000	108,715
Pola Orbis Holdings, Inc.(a)	1,600	132,379
Resona Holdings, Inc.	139,100	714,969
Ricoh Co., Ltd.	39,960	338,496
Ryohin Keikaku Co., Ltd.	500	98,212
Sankyo Co., Ltd.	4,800	155,356
Santen Pharmaceutical Co., Ltd.	9,800	120,153
SCSK Corp.	3,800	133,253
Sega Sammy Holdings, Inc.	13,073	194,915
Seibu Holdings, Inc.	5,600	100,635
Seiko Epson Corp.	18,000	381,961
Sekisui Chemical Co., Ltd.	16,300	260,498
Seven Bank Ltd.	42,300	121,494
Shimamura Co., Ltd.	900	112,582
Shimizu Corp.	22,000	201,638
Shiseido Co., Ltd.	4,900	124,291
Shizuoka Bank Ltd. (The)	25,000	210,486
Showa Shell Sekiyu K.K.	17,709	165,042
Sojitz Corp.	58,600	142,688
Sompo Holdings, Inc.	15,600	529,652
Sony Financial Holdings, Inc.	23,809	372,338
Square Enix Holdings Co., Ltd.	3,200	82,445
Sumitomo Chemical Co., Ltd.	69,000	328,924
Sumitomo Dainippon Pharma Co., Ltd.	10,590	182,500
Sumitomo Electric Industries Ltd.	25,412	367,448
Sumitomo Heavy Industries Ltd.	30,500	196,909
Sumitomo Metal Mining Co., Ltd.	24,000	310,096
Sumitomo Rubber Industries Ltd.	13,000	206,868
Sundrug Co., Ltd.	1,200	83,234
Suzuken Co., Ltd.	4,300	140,833
T&D Holdings, Inc.	27,351	362,421
Taiheiyo Cement Corp.	43,000	136,408
Taisei Corp.	33,876	237,584
Taiyo Nippon Sanso Corp.	11,400	132,341
TDK Corp.	3,600	248,159
Teijin Ltd.	9,000	182,801
THK Co., Ltd.	5,200	115,293
Tobu Railway Co., Ltd.	26,000	129,292
Toho Co., Ltd.	4,700	133,180
Tohoku Electric Power Co., Inc.	14,200	179,821
Tokyo Electron Ltd.	7,594	719,130
Tokyo Gas Co., Ltd.	85,000	385,446
Tokyu Corp.	21,000	154,662
Tokyu Fudosan Holdings Corp.	19,100	112,994
TonenGeneral Sekiyu K.K.	29,104	307,422
Toppan Printing Co., Ltd.	29,000	277,481
Tosoh Corp.	25,000	177,262
TOTO Ltd.	4,300	170,511
Toyo Suisan Kaisha Ltd.	3,400	123,454
Toyoda Gosei Co., Ltd.	6,700	157,052
Toyota Tsusho Corp.	14,000	365,499
Trend Micro, Inc.	6,530	232,624
Unicharm Corp.	7,100	155,684
USS Co., Ltd.	11,200	178,801
West Japan Railway Co.	5,476	336,772
Yakult Honsha Co., Ltd.	2,700	125,468
Yamada Denki Co., Ltd.	33,400	180,409
Yamaha Corp.	5,000	153,042
Yamaha Motor Co., Ltd.(a)	12,660	279,392
Yamato Holdings Co., Ltd.	8,100	165,042
Yokogawa Electric Corp.	9,700	140,799
Yokohama Rubber Co., Ltd. (The)	8,300	149,156

Total Japan		36,125,280

Netherlands - 2.6%
Aalberts Industries N.V.	3,457	112,378
Aegon N.V.	175,470	967,582
Boskalis Westminster	9,354	325,484
Euronext N.V.(b)	3,493	144,441
GrandVision N.V.(b)	5,288	116,598
Koninklijke DSM N.V.	7,790	468,012
Koninklijke Vopak N.V.	4,058	192,073
NN Group N.V.	25,644	870,811
Randstad Holding N.V.	9,597	521,609
Wolters Kluwer N.V.	10,388	377,131

Total Netherlands		4,096,119

New Zealand - 1.3%
Auckland International Airport Ltd.	48,873	212,995
Contact Energy Ltd.	51,338	166,818
Fisher & Paykel Healthcare Corp., Ltd.	21,089	125,290
Fletcher Building Ltd.	52,381	387,168
Mercury NZ Ltd.	106,221	219,241
Meridian Energy Ltd.	201,791	365,843
Spark New Zealand Ltd.	195,438	464,711

Total New Zealand		1,942,066

Norway - 2.0%
Gjensidige Forsikring ASA	28,972	461,118
Leroy Seafood Group ASA	2,858	159,739
Marine Harvest ASA*	29,670	536,684
Norsk Hydro ASA	89,249	428,219
Orkla ASA	49,984	454,099
Salmar ASA	7,308	219,129
Yara International ASA	19,495	770,043

Total Norway		3,029,031

Portugal - 1.3%
EDP - Energias de Portugal S.A.	324,010	989,023
Galp Energia, SGPS, S.A.	37,695	564,177
Jeronimo Martins, SGPS, S.A.	18,036	280,406
NOS, SGPS S.A.	24,514	145,777

Total Portugal		1,979,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
Singapore - 3.3%
CapitaLand Ltd.	160,700	$335,927
City Developments Ltd.	24,500	140,417
ComfortDelGro Corp., Ltd.	96,400	164,815
Global Logistic Properties Ltd.	197,900	301,364
Hutchison Port Holdings Trust	1,201,685	522,733
Jardine Cycle & Carriage Ltd.	16,011	456,935
Keppel Corp., Ltd.	151,200	605,972
Olam International Ltd.(a)	120,600	164,451
SATS Ltd.	60,200	202,097
Sembcorp Industries Ltd.	127,200	250,931
SIA Engineering Co., Ltd.(a)	58,836	137,245
Singapore Airlines Ltd.	41,861	280,194
Singapore Exchange Ltd.	56,300	279,025
Singapore Post Ltd.(a)	138,600	140,547
Singapore Press Holdings Ltd.(a)	116,148	283,798
Singapore Technologies Engineering Ltd.	207,200	463,249
StarHub Ltd.	137,694	267,820
UOL Group Ltd.	29,300	121,483

Total Singapore		5,119,003

Spain - 4.0%
Acciona S.A.	2,467	181,963
Acerinox S.A.	17,376	231,016
ACS Actividades de Construccion y Servicios S.A.	18,620	589,576
Atresmedia Corp. de Medios de Comunicacion S.A.	12,511	137,106
Banco de Sabadell S.A.	338,852	472,846
Bankia S.A.	988,481	1,012,365
Bankinter S.A.	40,797	316,705
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,746	228,722
Cia de Distribucion Integral Logista Holdings S.A.	7,580	175,890
Distribuidora Internacional de Alimentacion S.A.	32,950	162,127
Ebro Foods S.A.	8,301	174,278
Enagas S.A.	15,718	399,958
Grupo Catalana Occidente S.A.	4,475	146,839
Mapfre S.A.	253,152	774,335
Mediaset Espana Comunicacion S.A.	24,720	290,719
Prosegur Cia de Seguridad S.A.	20,446	128,099
Red Electrica Corp. S.A.	31,512	595,778
Viscofan S.A.	2,030	100,312
Zardoya Otis S.A.	17,170	145,424

Total Spain		6,264,058

Sweden - 3.7%
Alfa Laval AB	19,435	322,612
Axfood AB	10,326	162,768
BillerudKorsnas AB	10,244	172,526
Boliden AB	10,632	278,422
Castellum AB	9,941	136,674
Electrolux AB Series B	12,705	316,485
Fabege AB	7,432	121,813
Getinge AB Class B	8,318	133,771
Hexpol AB	10,415	96,703
Husqvarna AB Class B	19,345	150,870
ICA Gruppen AB(a)	10,387	317,741
Intrum Justitia AB	3,565	120,631
Investment AB Latour Class B	4,940	186,081
Kinnevik AB Class B	12,775	306,979
NCC AB Class B	3,955	98,128
Saab AB Class B	3,754	140,704
Sandvik AB	54,683	678,376
Securitas AB Class B	14,550	229,671
Skanska AB Class B	23,658	560,161
SKF AB Class B	22,556	416,131
Swedish Match AB	8,744	278,935
Tele2 AB Class B	46,248	371,884
Trelleborg AB Class B	9,563	188,742

Total Sweden		5,786,808

Switzerland - 4.0%
Adecco Group AG Registered Shares	9,503	623,186
Baloise Holding AG Registered Shares	2,628	331,748
Clariant AG Registered Shares*	10,289	177,870
Coca-Cola HBC AG*	11,815	258,406
DKSH Holding AG	1,989	136,892
EMS-Chemie Holding AG Registered Shares	801	407,849
Flughafen Zuerich AG Registered Shares	1,657	307,972
Galenica AG Registered Shares	139	157,142
Julius Baer Group Ltd.*	7,619	339,064
Logitech International S.A. Registered Shares	8,258	206,379
Lonza Group AG Registered Shares*	1,305	226,370
OC Oerlikon Corp. AG Registered Shares*	15,875	156,196
Partners Group Holding AG(a)	938	440,459
SFS Group AG*	1,260	103,022
Sonova Holding AG Registered Shares	1,818	220,732
STMicroelectronics N.V.	82,827	943,507
Straumann Holding AG Registered Shares	489	191,251
Sulzer AG Registered Shares	1,891	195,361
Sunrise Communications Group AG*(b)	3,118	205,545
Swiss Life Holding AG Registered Shares*	1,428	404,929
Vontobel Holding AG Registered Shares	3,084	162,188

Total Switzerland		6,196,068

United Kingdom - 15.6%
AA PLC	31,908	109,253
Aberdeen Asset Management PLC	127,535	405,475
Admiral Group PLC	22,320	503,881
Aggreko PLC	9,272	105,175
Amec Foster Wheeler PLC	37,762	219,305
Ashmore Group PLC	56,021	195,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

Investments	Shares	Value
Ashtead Group PLC	12,869	$251,245
Babcock International Group PLC	17,746	208,972
Barratt Developments PLC	69,786	398,732
BBA Aviation PLC	55,594	194,612
Beazley PLC	59,491	284,851
Bellway PLC	6,098	186,566
Berendsen PLC	7,139	76,789
Berkeley Group Holdings PLC	11,712	406,372
Booker Group PLC	71,303	154,625
British Land Co. PLC (The)	51,708	402,206
Britvic PLC	14,200	99,487
Bunzl PLC	10,387	270,684
Burberry Group PLC	20,980	388,081
Capita PLC	29,121	191,072
Carnival PLC	8,161	415,971
Close Brothers Group PLC	8,715	155,608
CNH Industrial N.V.	39,675	345,867
Cobham PLC	137,006	277,130
Croda International PLC	4,226	166,890
Daily Mail & General Trust PLC Class A Non-Voting Shares	18,546	178,060
Derwent London PLC	2,643	90,529
Direct Line Insurance Group PLC	68,504	312,686
Dixons Carphone PLC	39,204	171,777
DS Smith PLC	40,917	206,332
Dunelm Group PLC	19,100	189,869
easyJet PLC	21,442	266,273
Essentra PLC	14,258	81,218
G4S PLC	107,992	313,585
GKN PLC	74,474	305,243
Greene King PLC	15,559	134,194
Halma PLC	9,016	99,987
Hammerson PLC	38,735	274,254
Hargreaves Lansdown PLC	17,313	259,495
Hays PLC	53,724	99,045
Hikma Pharmaceuticals PLC	3,125	73,096
Howden Joinery Group PLC	20,289	96,219
IG Group Holdings PLC	18,419	112,454
IMI PLC	16,064	206,435
Inchcape PLC	20,756	180,043
Informa PLC	37,230	312,822
Inmarsat PLC	32,327	300,185
InterContinental Hotels Group PLC	8,222	369,603
Intertek Group PLC	4,161	178,977
Intu Properties PLC(a)	79,884	277,667
Investec PLC	37,111	245,789
J Sainsbury PLC	134,202	413,406
Jardine Lloyd Thompson Group PLC	11,199	136,236
John Wood Group PLC	19,179	207,599
Johnson Matthey PLC	6,626	260,523
Jupiter Fund Management PLC	39,658	217,379
Kingfisher PLC	95,624	413,907
Man Group PLC	125,273	183,121
Marks & Spencer Group PLC	120,754	522,234
Meggitt PLC	40,785	231,116
Merlin Entertainments PLC(b)	26,045	144,371
Micro Focus International PLC	7,518	202,421
Mondi PLC	15,723	323,672
Moneysupermarket.com Group PLC	30,492	110,809
National Express Group PLC	26,725	116,801
NEX Group PLC	26,387	151,453
Next PLC	15,106	930,113
Pearson PLC	80,135	810,469
Pennon Group PLC	22,545	230,383
Persimmon PLC	24,228	531,687
Rentokil Initial PLC	79,732	218,913
Rightmove PLC	2,151	103,737
Royal Mail PLC	56,870	324,724
RPC Group PLC	8,408	110,646
RSA Insurance Group PLC	32,533	235,568
Saga PLC	53,485	128,939
Sage Group PLC (The)	37,951	307,157
Schroders PLC	10,083	373,522
Segro PLC	45,613	258,193
Severn Trent PLC	11,868	325,849
Smiths Group PLC	20,364	356,305
Spectris PLC	5,287	151,105
Spirax-Sarco Engineering PLC	2,214	114,463
St. James’s Place PLC	22,665	283,981
Standard Life PLC	147,634	678,617
TalkTalk Telecom Group PLC(a)	87,918	183,812
Tate & Lyle PLC	30,409	265,842
Taylor Wimpey PLC	48,758	92,480
TP ICAP PLC	21,563	115,450
Travis Perkins PLC	8,754	157,061
United Utilities Group PLC	37,889	421,826
Weir Group PLC (The)	10,945	255,607
WH Smith PLC	5,290	101,840
Whitbread PLC	6,415	299,312
William Hill PLC	54,855	196,702
WM Morrison Supermarkets PLC	94,300	268,816

Total United Kingdom		24,218,544

TOTAL COMMON STOCKS
(Cost: $145,547,117)		154,585,019

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Australia Dividend Fund(a)(c)	2,206	113,500
WisdomTree Japan Hedged Equity Fund(c)	2,274	112,654

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $226,940)		226,154

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $1,825,621)(e)	1,825,621	1,825,621

TOTAL INVESTMENTS IN SECURITIES - 100.9%
(Cost: $147,599,678)		156,636,794
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(1,393,149)

NET ASSETS - 100.0%		$155,243,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2016

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $2,428,455 and the total market value of the collateral held by the Fund was $2,676,994. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $851,373. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 5.4%
Aristocrat Leisure Ltd.	403	$4,523
Blackmores Ltd.	39	2,919
Brambles Ltd.	3,182	28,571
BT Investment Management Ltd.	1,054	8,113
carsales.com Ltd.	828	6,805
Cochlear Ltd.	88	7,809
Crown Resorts Ltd.	1,468	12,309
CSL Ltd.	568	41,297
Domino’s Pizza Enterprises Ltd.	67	3,153
Fortescue Metals Group Ltd.	4,488	19,141
G8 Education Ltd.(a)	952	2,475
Magellan Financial Group Ltd.	513	8,830
NIB Holdings Ltd.	1,024	3,522
Northern Star Resources Ltd.	801	2,100
Platinum Asset Management Ltd.	2,897	11,076
Ramsay Health Care Ltd.	237	11,721
REA Group Ltd.	132	5,279
Seek Ltd.	744	8,016
TPG Telecom Ltd.	1,152	5,689
Total Australia		193,348
Austria - 0.1%
ams AG	151	4,294
Belgium - 0.6%
Ion Beam Applications	96	4,217
Melexis N.V.	120	8,056
Warehouses De Pauw CVA	97	8,685
Total Belgium		20,958
China - 3.0%
China Everbright International Ltd.	9,000	10,204
China Overseas Land & Investment Ltd.	24,000	63,613
CITIC Telecom International Holdings Ltd.	10,000	3,005
CSPC Pharmaceutical Group Ltd.	8,000	8,544
Guangdong Investment Ltd.	18,000	23,773
Total China		109,139
Denmark - 3.8%
DSV A/S	106	4,725
Novo Nordisk A/S Class B	2,965	107,125
Novozymes A/S Class B	283	9,775
Pandora A/S	88	11,534
SimCorp A/S	75	3,662
Total Denmark		136,821
Finland - 2.3%
Kone Oyj Class B	1,437	64,522
Orion Oyj Class B	340	15,166
Uponor Oyj	225	3,918
Total Finland		83,606
France - 10.2%
Airbus Group SE	1,780	117,979
BioMerieux	34	5,089
Cie Plastic Omnium S.A.	94	3,007
Dassault Systemes SE	27	2,062
Essilor International S.A.	174	19,702
Eurazeo S.A.	270	15,828
Gaztransport Et Technigaz S.A.	325	14,087
Hermes International	54	22,213
Iliad S.A.	19	3,660
Ingenico Group S.A.	79	6,322
Ipsen S.A.	118	8,550
LVMH Moet Hennessy Louis Vuitton SE	579	110,781
Sartorius Stedim Biotech	79	4,997
SEB S.A.	54	7,333
Valeo S.A.	238	13,709
Zodiac Aerospace	426	9,802
Total France		365,121
Germany - 5.9%
adidas AG	145	22,964
Bechtle AG	55	5,733
Bertrandt AG	30	3,059
Carl Zeiss Meditec AG Bearer Shares	111	4,098
Continental AG	195	37,783
CTS Eventim AG & Co. KGaA	133	4,201
Fuchs Petrolub SE	261	10,172
Henkel AG & Co. KGaA	397	41,446
Infineon Technologies AG	1,695	29,516
MTU Aero Engines AG	130	15,055
ProSiebenSat.1 Media SE	496	19,153
Symrise AG	231	14,090
United Internet AG Registered Shares	124	4,852
Total Germany		212,122
Hong Kong - 2.3%
Power Assets Holdings Ltd.	7,000	61,710
SJM Holdings Ltd.	15,000	11,763
Techtronic Industries Co., Ltd.	1,000	3,586
Vitasoy International Holdings Ltd.	2,000	4,019
Total Hong Kong		81,078
Ireland - 0.3%
Glanbia PLC	303	5,043
Irish Continental Group PLC	441	2,093
Kingspan Group PLC	168	4,572
Total Ireland		11,708
Italy - 1.5%
Anima Holding SpA(b)	1,484	8,077
Brembo SpA	61	3,699
Brunello Cucinelli SpA	111	2,381
Datalogic SpA	162	3,194
De’ Longhi SpA	216	5,144
DiaSorin SpA	81	4,806
Industria Macchine Automatiche SpA	112	6,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2016

Investments	Shares	Value
Luxottica Group SpA	316	$17,032
Moncler SpA	175	3,051
Total Italy		54,188
Japan - 11.0%
ABC-Mart, Inc.	100	5,676
Calbee, Inc.	100	3,138
Daikin Industries Ltd.	400	36,816
Daito Trust Construction Co., Ltd.	200	30,145
DeNA Co., Ltd.	300	6,569
GungHo Online Entertainment, Inc.(a)	1,800	3,843
Gurunavi, Inc.	100	1,993
Haseko Corp.	700	7,136
Hino Motors Ltd.	2,100	21,426
Isuzu Motors Ltd.	1,600	20,316
Kakaku.com, Inc.(a)	400	6,633
Kaken Pharmaceutical Co., Ltd.	100	5,316
Koito Manufacturing Co., Ltd.	100	5,307
Kubota Corp.	2,400	34,333
Meitec Corp.	100	3,837
Mixi, Inc.	300	10,983
Murata Manufacturing Co., Ltd.	300	40,254
Nabtesco Corp.	200	4,662
NGK Spark Plug Co., Ltd.	300	6,682
Nippon Paint Holdings Co., Ltd.	400	10,923
Nissan Chemical Industries Ltd.	300	10,044
Obic Co., Ltd.	200	8,762
Oki Electric Industry Co., Ltd.	400	5,631
Oracle Corp.	200	10,100
Oriental Land Co., Ltd.	100	5,664
Park24 Co., Ltd.	300	8,154
Pigeon Corp.	300	7,688
Sanrio Co., Ltd.	400	7,565
Shionogi & Co., Ltd.	300	14,401
Start Today Co., Ltd.	400	6,924
Sysmex Corp.	100	5,804
T-Gaia Corp.	300	4,895
Tadano Ltd.	400	5,048
Trend Micro, Inc.	400	14,250
TS Tech Co., Ltd.	100	2,581
USS Co., Ltd.	600	9,579
Total Japan		393,078
Netherlands - 2.5%
ASML Holding N.V.	490	55,120
Boskalis Westminster	606	21,086
Flow Traders(b)	234	8,079
GrandVision N.V.(b)	214	4,719
Total Netherlands		89,004

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	963	5,721
Ryman Healthcare Ltd.	960	5,429
Total New Zealand		11,150

Norway - 1.3%
AF Gruppen ASA	219	3,931
Entra ASA(b)	664	6,615
Leroy Seafood Group ASA	166	9,278
Salmar ASA	445	13,343
Tomra Systems ASA	295	3,102
Veidekke ASA	478	6,858
XXL ASA(b)	262	2,983
Total Norway		46,110
Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	1,159	18,019
Singapore - 1.2%
Ho Bee Land Ltd.	3,000	4,215
Raffles Medical Group Ltd.	5,100	5,048
Singapore Exchange Ltd.	4,900	24,285
Singapore Post Ltd.	9,800	9,938
Total Singapore		43,486
Spain - 4.7%
Almirall S.A.	301	4,686
Amadeus IT Group S.A.	793	36,108
Atresmedia Corp. de Medios de Comunicacion S.A.	390	4,274
Grifols S.A.	604	12,028
Industria de Diseno Textil S.A.	2,635	90,131
Mediaset Espana Comunicacion S.A.	778	9,150
Zardoya Otis S.A.	1,213	10,274
Total Spain		166,651
Sweden - 5.7%
AAK AB	66	4,355
Assa Abloy AB Class B	1,560	29,038
Atlas Copco AB Class B	1,179	32,263
Axfood AB	727	11,460
Betsson AB*	327	3,164
Fabege AB	426	6,982
Hennes & Mauritz AB Class B	2,764	77,097
Indutrade AB	225	4,533
Intrum Justitia AB	216	7,309
Investment AB Latour Class B	283	10,660
JM AB	163	4,723
NetEnt AB*	505	3,908
Nibe Industrier AB Class B	445	3,517
Sweco AB Class B	273	5,415
Total Sweden		204,424
Switzerland - 12.1%
Actelion Ltd. Registered Shares*	91	19,743
EMS-Chemie Holding AG Registered Shares	52	26,477
Galenica AG Registered Shares	8	9,044
Geberit AG Registered Shares	78	31,327
Partners Group Holding AG	60	28,174
Roche Holding AG Bearer Shares	303	70,954
Roche Holding AG Genusschein	822	188,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2016

Investments	Shares	Value
Schindler Holding AG Registered Shares	149	$26,081
Sonova Holding AG Registered Shares	97	11,777
Straumann Holding AG Registered Shares	16	6,258
Swatch Group AG (The) Registered Shares	156	9,555
Temenos Group AG Registered Shares*	67	4,674
Total Switzerland		432,185
United Kingdom - 25.2%
Ashtead Group PLC	717	13,998
Babcock International Group PLC	1,036	12,200
Barratt Developments PLC	2,036	11,633
Berendsen PLC	453	4,873
Berkeley Group Holdings PLC	273	9,472
BGEO Group PLC	105	3,872
Big Yellow Group PLC	397	3,363
Bovis Homes Group PLC	319	3,232
British American Tobacco PLC	3,301	188,505
Carillion PLC(a)	2,748	8,017
Compass Group PLC	1,548	28,711
Countrywide PLC	900	1,960
Cranswick PLC	141	4,082
Daily Mail & General Trust PLC Class A Non-Voting Shares	589	5,655
Derwent London PLC	138	4,727
Domino’s Pizza Group PLC	571	2,546
easyJet PLC	1,132	14,058
esure Group PLC	1,489	3,707
Halfords Group PLC	525	2,371
Halma PLC	559	6,199
Hammerson PLC	2,506	17,743
Hargreaves Lansdown PLC	1,000	14,988
Hays PLC	2,770	5,107
Hikma Pharmaceuticals PLC	160	3,743
Howden Joinery Group PLC	1,158	5,492
IG Group Holdings PLC	1,198	7,314
International Consolidated Airlines Group S.A.	5,829	31,534
Jardine Lloyd Thompson Group PLC	675	8,211
Johnson Matthey PLC	390	15,334
Merlin Entertainments PLC(b)	864	4,789
Persimmon PLC	702	15,406
Reckitt Benckiser Group PLC	1,179	100,317
Redrow PLC	556	2,947
RELX PLC	1,234	22,094
Renishaw PLC	166	5,185
Rightmove PLC	136	6,559
Safestore Holdings PLC	742	3,209
Sage Group PLC (The)	2,161	17,490
Savills PLC	459	3,973
Sky PLC	2,507	30,699
Smith & Nephew PLC	1,054	15,902
Unilever N.V. CVA	4,863	200,631
Unite Group PLC (The)	502	3,759
Victrex PLC	294	7,015
WH Smith PLC	259	4,986
Whitbread PLC	192	8,958
WS Atkins PLC	256	4,612
Total United Kingdom		901,178
TOTAL COMMON STOCKS (Cost: $3,649,975)		3,577,668

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $12,016)(d)	12,016	12,016
TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $3,661,991)		3,589,684
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.3)%		(9,106)

NET ASSETS - 100.0%		$3,580,578

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $11,357 and the total market value of the collateral held by the Fund was $12,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $400. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	GBP	1,286	USD	1,585	$(4)

CURRENCY LEGEND

GBP     British pound

USD     U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.6%
Ainsworth Game Technology Ltd.(a)	482,865	$737,746
ALS Ltd.	407,476	1,782,122
Altium Ltd.(a)	221,940	1,300,117
Ansell Ltd.	147,758	2,643,761
AP Eagers Ltd.	256,035	1,709,341
APN Outdoor Group Ltd.	106,410	455,374
ARB Corp., Ltd.	61,578	786,989
Asaleo Care Ltd.	806,141	863,915
AUB Group Ltd.	63,950	486,215
Austal Ltd.	523,309	659,335
Australian Pharmaceutical Industries Ltd.	801,799	1,196,000
Automotive Holdings Group Ltd.	634,076	1,813,581
Beacon Lighting Group Ltd.	409,792	462,899
Bega Cheese Ltd.(a)	176,538	542,004
Blackmores Ltd.(a)	12,535	938,157
Breville Group Ltd.	158,084	991,298
Brickworks Ltd.	111,603	1,098,231
BT Investment Management Ltd.	439,808	3,385,282
Cabcharge Australia Ltd.	334,010	938,404
carsales.com Ltd.	265,731	2,183,919
Cedar Woods Properties Ltd.	203,753	745,064
Cleanaway Waste Management Ltd.	2,035,768	1,813,142
Collins Foods Ltd.	260,478	1,239,181
Corporate Travel Management Ltd.(a)	99,305	1,317,331
Cover-More Group Ltd.	357,952	500,242
CSG Ltd.(a)	926,999	490,005
CSR Ltd.	1,152,375	3,855,088
Decmil Group Ltd.	548,320	410,935
Dicker Data Ltd.	279,282	457,035
Downer EDI Ltd.	919,641	4,055,404
DuluxGroup Ltd.	481,285	2,174,630
Eclipx Group Ltd.	234,626	637,097
ERM Power Ltd.(a)	518,004	481,986
Estia Health Ltd.(a)	329,556	620,442
Event Hospitality and Entertainment Ltd.	223,671	2,230,191
Fairfax Media Ltd.	3,458,502	2,228,828
Flight Centre Travel Group Ltd.(a)	165,933	3,760,760
Folkestone Education Trust	659,204	1,212,417
G8 Education Ltd.(a)	669,100	1,739,338
Generation Healthcare REIT(a)	418,454	581,765
Genworth Mortgage Insurance Australia Ltd.	2,120,824	5,021,701
GrainCorp Ltd. Class A	61,258	424,052
Greencross Ltd.	97,295	483,296
GUD Holdings Ltd.	135,387	1,026,413
GWA Group Ltd.	253,562	543,468
HFA Holdings Ltd.	436,390	758,376
Iluka Resources Ltd.	531,553	2,798,204
IMF Bentham Ltd.	357,392	452,878
Invocare Ltd.	125,057	1,255,981
IOOF Holdings Ltd.(a)	692,173	4,616,074
IPH Ltd.(a)	163,393	605,762
IRESS Ltd.	251,774	2,164,014
iSentia Group Ltd.(a)	219,841	456,866
Japara Healthcare Ltd.(a)	406,780	665,682
JB Hi-Fi Ltd.	140,158	2,845,734
Lovisa Holdings Ltd.	191,823	541,706
MACA Ltd.	1,526,589	1,895,766
Mantra Group Ltd.	233,071	519,801
McMillan Shakespeare Ltd.	148,992	1,172,711
MG Unit Trust	362,342	242,694
Mineral Resources Ltd.	256,234	2,248,733
Monadelphous Group Ltd.(a)	229,659	1,867,505
Monash IVF Group Ltd.	315,747	468,696
Mortgage Choice Ltd.	468,289	810,420
Myer Holdings Ltd.(a)	653,766	653,281
MYOB Group Ltd.	197,510	523,442
MyState Ltd.	274,271	879,796
Navitas Ltd.	630,925	2,275,126
NIB Holdings Ltd.	689,929	2,372,993
Nine Entertainment Co. Holdings Ltd.(a)	3,571,721	2,754,391
Northern Star Resources Ltd.	502,069	1,316,044
Nufarm Ltd.	202,470	1,342,934
Orora Ltd.	1,368,456	2,962,787
OZ Minerals Ltd.	346,662	1,980,531
Pact Group Holdings Ltd.	481,613	2,353,967
Peet Ltd.	525,593	369,164
Perpetual Ltd.	88,383	3,120,548
Premier Investments Ltd.	194,560	2,034,320
Primary Health Care Ltd.	651,647	1,925,179
Programmed Maintenance Services Ltd.	440,917	614,591
Qube Holdings Ltd.	751,917	1,328,490
RCG Corp., Ltd.(a)	644,573	693,102
RCR Tomlinson Ltd.	388,535	773,680
Regis Healthcare Ltd.(a)	589,054	1,953,525
Regis Resources Ltd.	282,859	608,310
Retail Food Group Ltd.	206,234	1,048,325
Sandfire Resources NL	107,311	438,250
Select Harvests Ltd.(a)	203,993	980,803
Servcorp Ltd.	165,611	941,363
Seven Group Holdings Ltd.(a)	715,616	4,062,511
Seven West Media Ltd.	3,442,411	2,006,583
SG Fleet Group Ltd.	368,546	888,658
Sigma Pharmaceuticals Ltd.	1,430,971	1,336,654
Sims Metal Management Ltd.	147,110	1,366,682
Slater & Gordon Ltd.*(a)	1,835,407	299,029
SmartGroup Corp. Ltd.	69,285	315,063
Southern Cross Media Group Ltd.	1,103,720	1,234,769
Spotless Group Holdings Ltd.	2,935,020	2,103,995
Steadfast Group Ltd.	739,158	1,182,846
Super Retail Group Ltd.(a)	273,318	2,048,364
Tassal Group Ltd.	152,097	457,054
TFS Corp. Ltd.(a)	399,608	480,331
Tox Free Solutions Ltd.	205,472	385,346
Village Roadshow Ltd.	270,601	893,496
Virtus Health Ltd.	105,467	476,540
WPP AUNZ Ltd.	619,972	543,195

Total Australia		145,738,162

Austria - 1.3%
ams AG	52,978	1,506,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Austria Technologie & Systemtechnik AG(a)	58,889	$578,273
RHI AG	45,325	1,159,309
S IMMO AG*	101,019	1,065,498
UNIQA Insurance Group AG	886,148	6,729,585
Verbund AG(a)	128,875	2,062,751
Wienerberger AG	41,132	715,619
Zumtobel Group AG	34,853	624,573

Total Austria		14,442,042

Belgium - 1.4%
Cie d’Entreprises CFE	25,321	2,762,873
Econocom Group S.A./N.V.	81,793	1,202,620
Euronav N.V.	684,673	5,473,242
Exmar N.V.	92,551	752,538
Ion Beam Applications	32,015	1,406,092
Ontex Group N.V.	35,199	1,048,814
Rezidor Hotel Group AB	126,038	492,520
Warehouses De Pauw CVA	39,112	3,501,999

Total Belgium		16,640,698

China - 1.5%
China South City Holdings Ltd.(a)	18,990,000	3,967,910
China Travel International Investment Hong Kong Ltd.(a)	8,600,000	2,362,653
CITIC Telecom International Holdings Ltd.	4,724,822	1,419,918
CPMC Holdings Ltd.(a)	940,109	460,769
Dah Chong Hong Holdings Ltd.	2,081,501	794,676
Guotai Junan International Holdings Ltd.(a)	7,510,000	2,315,046
Shenwan Hongyuan HK Ltd.(a)	1,035,000	451,210
Shougang Fushan Resources Group Ltd.	8,540,000	1,674,261
Sinotruk Hong Kong Ltd.	1,468,500	1,047,420
Yuexiu Property Co., Ltd.	24,150,000	3,301,755

Total China		17,795,618

Denmark - 1.3%
Alm Brand A/S	153,369	1,174,816
FLSmidth & Co. A/S(a)	25,748	1,070,162
Matas A/S	41,979	574,643
NKT Holding A/S	19,560	1,384,271
Per Aarsleff Holding A/S	22,703	566,806
Schouw & Co. AB	22,678	1,692,112
SimCorp A/S	29,215	1,426,446
Spar Nord Bank A/S	279,917	3,216,273
Sydbank A/S	128,024	3,980,802

Total Denmark		15,086,331

Finland - 2.9%
Aktia Bank Oyj	75,105	770,781
Cargotec Oyj Class B	39,056	1,766,824
Caverion Corp.	201,447	1,682,812
Citycon Oyj(a)	421,276	1,038,869
Cramo Oyj	49,826	1,250,259
F-Secure Oyj	176,303	647,125
HKScan Oyj Class A	153,401	516,141
Kemira Oyj	202,114	2,585,870
Konecranes Oyj	94,991	3,384,477
Lassila & Tikanoja Oyj	69,201	1,401,403
Metsa Board Oyj(a)	398,265	2,854,376
Oriola-KD Oyj Class B	126,680	575,884
PKC Group Oyj	34,272	571,506
Raisio Oyj Class V	186,496	702,243
Ramirent Oyj	172,985	1,348,349
Sanoma Oyj	278,433	2,421,368
Suominen Oyj	93,226	407,087
Technopolis Oyj	88,310	291,544
Tieto Oyj	113,745	3,109,688
Tikkurila Oyj	65,150	1,292,566
Uponor Oyj	67,246	1,171,017
Valmet Oyj	152,736	2,252,154
YIT Oyj	139,742	1,118,712

Total Finland		33,161,055

France - 2.5%
Albioma S.A.	33,948	592,242
Alten S.A.	29,376	2,067,275
Bourbon Corp.(a)	166,143	2,146,682
Coface S.A.*	343,810	2,248,328
Derichebourg S.A.	95,594	423,577
Gaztransport Et Technigaz S.A.	113,266	4,909,509
IPSOS	32,736	1,030,497
Jacquet Metal Service	35,934	750,826
Metropole Television S.A.	202,257	3,769,551
Neopost S.A.	151,294	4,742,639
Rallye S.A.	197,386	3,834,913
Tarkett S.A.	52,181	1,876,242

Total France		28,392,281

Germany - 4.1%
Aareal Bank AG	112,492	4,243,551
alstria office REIT-AG*	173,185	2,175,562
AURELIUS Equity Opportunities SE & Co. KGaA	44,780	2,627,027
Aurubis AG	46,278	2,674,882
BayWa AG	21,865	710,082
Bechtle AG	16,513	1,721,156
Bertrandt AG	6,759	689,237
Borussia Dortmund GmbH & Co. KGaA	169,597	941,100
Capital Stage AG	101,680	681,018
Comdirect Bank AG	74,665	758,548
CompuGroup Medical SE	33,774	1,387,343
CropEnergies AG	91,942	494,286
Deutz AG	23,740	133,838
Drillisch AG(a)	88,225	3,805,497
Elmos Semiconductor AG	42,421	636,701
ElringKlinger AG(a)	57,697	966,088
Gerry Weber International AG(a)	39,652	459,634
Grammer AG	18,100	907,776
Hamburger Hafen und Logistik AG	96,584	1,803,134
Indus Holding AG	26,432	1,439,679
Jenoptik AG	44,946	778,657
Leoni AG	42,353	1,511,918
MLP AG	156,968	691,221
Nemetschek SE	7,422	432,595
NORMA Group SE	22,685	970,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Pfeiffer Vacuum Technology AG	13,179	$1,234,647
RHOEN-KLINIKUM AG	80,518	2,179,210
SHW AG	12,412	427,636
Sixt SE	39,932	2,145,926
Takkt AG	52,357	1,187,858
TLG Immobilien AG	71,318	1,346,486
VTG AG	25,784	772,493
Wacker Neuson SE	80,706	1,312,196
Wuestenrot & Wuerttembergische AG	103,451	2,025,719
Zeal Network SE	27,787	1,081,185

Total Germany		47,354,126

Hong Kong - 1.1%
Chong Hing Bank Ltd.	283,428	547,616
Chu Kong Shipping Enterprises Group Co., Ltd.	2,058,000	546,807
Dah Sing Financial Holdings Ltd.	349,829	2,366,591
Fountain SET Holdings Ltd.	4,069,000	514,323
Hongkong & Shanghai Hotels Ltd. (The)	714,370	792,398
Lai Sun Development Co., Ltd.	32,216,728	606,675
Melco International Development Ltd.(a)	377,745	513,524
Television Broadcasts Ltd.	1,548,000	5,091,350
Tradelink Electronic Commerce Ltd.	2,798,000	577,417
Vitasoy International Holdings Ltd.(a)	618,364	1,242,606

Total Hong Kong		12,799,307

Ireland - 0.6%
C&C Group PLC	322,178	1,308,296
Greencore Group PLC	584,318	1,779,760
Irish Continental Group PLC	319,563	1,516,766
Origin Enterprises PLC	126,174	822,580
UDG Healthcare PLC	201,821	1,667,106

Total Ireland		7,094,508

Israel - 2.7%
Africa Israel Properties Ltd.	98,011	1,680,269
Amot Investments Ltd.	291,856	1,239,117
Avgol Industries 1953 Ltd.	375,678	452,826
B Communications Ltd.	130,776	2,864,489
Delek Automotive Systems Ltd.	170,649	1,508,002
Delek Group Ltd.	21,549	4,608,624
Direct Insurance Financial Investments Ltd.	79,318	707,311
El Al Israel Airlines	1,382,543	917,109
First International Bank of Israel Ltd.	88,382	1,297,490
Gazit-Globe Ltd.	356,658	3,042,387
Harel Insurance Investments & Financial Services Ltd.	281,131	1,292,926
Industrial Buildings Corp., Ltd.	855,286	1,024,259
Inrom Construction Industries Ltd.	380,792	1,256,560
Matrix IT Ltd.	174,701	1,395,375
Maytronics Ltd.	198,461	762,151
Melisron Ltd.	50,848	2,166,753
Migdal Insurance & Financial Holding Ltd.*	968,410	792,613
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,721	392,765
Sella Capital Real Estate Ltd.	809,806	1,317,185
Shikun & Binui Ltd.	604,750	1,158,070
Shufersal Ltd.	182,075	680,774
Strauss Group Ltd.	31,565	499,804

Total Israel		31,056,859

Italy - 4.7%
Anima Holding SpA(b)	573,246	3,119,897
Ansaldo STS SpA	131,531	1,642,591
Ascopiave SpA	656,055	1,884,937
Astaldi SpA(a)	195,506	1,113,534
ASTM SpA	52,374	571,749
Autogrill SpA	110,240	998,226
Banca IFIS SpA	72,384	1,985,023
Banca Popolare di Sondrio SCPA	572,722	1,889,558
Banco Popolare SC(a)	722,237	1,745,999
BasicNet SpA(a)	148,371	524,569
Biesse SpA	44,073	889,742
Cairo Communication SpA(a)	184,838	742,790
Cementir Holding SpA	69,231	306,836
Cerved Information Solutions SpA	129,749	1,079,768
CIR-Compagnie Industriali Riunite SpA	576,790	628,445
Cofide SpA	1,203,365	483,584
Credito Emiliano SpA	252,187	1,518,827
Credito Valtellinese SC(a)	3,142,038	1,234,489
Datalogic SpA	48,526	956,606
ERG SpA	188,296	2,025,773
Esprinet SpA	56,592	422,608
Geox SpA(a)	172,631	402,402
Immobiliare Grande Distribuzione SIIQ SpA	1,246,741	952,060
Industria Macchine Automatiche SpA	53,984	3,279,722
Interpump Group SpA	90,218	1,479,698
Iren SpA	1,630,349	2,675,714
La Doria SpA	30,720	290,645
Maire Tecnimont SpA	198,751	540,852
MARR SpA	109,344	2,000,986
OVS SpA(b)	180,619	910,628
Piaggio & C. SpA(a)	435,039	727,748
RAI Way SpA(b)	183,776	693,939
Salini Impregilo SpA	109,373	346,314
Saras SpA	3,496,861	6,343,900
Societa Cattolica di Assicurazioni SCRL	380,257	2,233,994
Societa Iniziative Autostradali e Servizi SpA	249,466	2,131,306
Tod’s SpA(a)	44,463	2,898,256
TREVI - Finanziaria Industriale SpA*	337,990	349,722
Zignago Vetro SpA	112,908	657,375

Total Italy		54,680,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Japan - 27.5%
Accordia Golf Co., Ltd.	72,000	$742,007
Adastria Co., Ltd.	30,400	789,746
ADEKA Corp.	73,101	996,533
Advantest Corp.	55,400	934,773
Aeon Delight Co., Ltd.	40,100	1,122,532
Ai Holdings Corp.(a)	34,900	695,397
Aica Kogyo Co., Ltd.	36,100	954,846
Aichi Steel Corp.	21,194	892,207
Akita Bank Ltd. (The)	240,000	777,811
Alinco, Inc.	47,200	426,129
Alpen Co., Ltd.(a)	40,900	735,348
Alpine Electronics, Inc.	55,800	728,627
Amano Corp.	72,600	1,277,899
Aoyama Trading Co., Ltd.	44,701	1,559,850
Arcs Co., Ltd.	38,300	864,611
Ariake Japan Co., Ltd.	27,700	1,486,706
Asahi Broadcasting Corp.	90,800	544,169
Asahi Holdings, Inc.	23,200	403,989
ASKUL Corp.(a)	25,988	891,259
Autobacs Seven Co., Ltd.	62,503	939,943
Awa Bank Ltd. (The)	76,000	465,246
Azbil Corp.	69,200	1,951,970
Bando Chemical Industries Ltd.	72,600	645,485
Bank of Saga Ltd. (The)	171,000	438,368
Belluna Co., Ltd.	151,600	935,843
Benesse Holdings, Inc.	80,900	2,233,446
Calsonic Kansei Corp.	132,000	2,024,675
Capcom Co., Ltd.	42,400	999,700
Central Glass Co., Ltd.	237,000	1,107,429
Chiyoda Co., Ltd.	31,900	760,338
Chiyoda Integre Co., Ltd.	32,900	664,290
Chugoku Bank Ltd. (The)	84,700	1,218,559
Citizen Watch Co., Ltd.	155,707	933,161
CKD Corp.	52,000	591,623
COMSYS Holdings Corp.(a)	81,600	1,497,883
CONEXIO Corp.	65,500	838,440
Cosmo Energy Holdings Co., Ltd.	45,800	645,170
Daido Steel Co., Ltd.	125,911	522,493
Daifuku Co., Ltd.	63,100	1,348,723
Daiichikosho Co., Ltd.	44,701	1,770,640
Daikyonishikawa Corp.	25,300	325,808
Daio Paper Corp.(a)	49,600	526,045
Daishi Bank Ltd. (The)	208,907	940,337
Daiwabo Holdings Co., Ltd.	473,000	1,159,841
DCM Holdings Co., Ltd.	123,100	1,095,536
Denka Co., Ltd.	400,000	1,769,623
Denyo Co., Ltd.	49,000	665,461
Dexerials Corp.	113,800	1,083,995
DIC Corp.	68,000	2,069,705
DMG Mori Co., Ltd.	63,100	767,144
Doshisha Co., Ltd.	37,000	666,181
Doutor Nichires Holdings Co., Ltd.	37,200	686,048
Dowa Holdings Co., Ltd.	172,000	1,318,369
Dynam Japan Holdings Co., Ltd.(a)	1,300,936	1,993,399
Eagle Industry Co., Ltd.	58,200	774,935
Earth Chemical Co., Ltd.	28,300	1,152,527
Ebara Corp.	64,400	1,838,659
EDION Corp.(a)	110,900	1,042,109
Eighteenth Bank Ltd. (The)	225,393	674,430
Endo Lighting Corp.	54,000	405,110
Enplas Corp.	21,100	624,127
Exedy Corp.	17,570	495,609
Fancl Corp.	50,100	701,877
FIDEA Holdings Co., Ltd.(a)	651,800	1,167,970
Fields Corp.(a)	29,097	338,532
Financial Products Group Co., Ltd.(a)	36,000	311,433
Foster Electric Co., Ltd.	32,485	616,361
France Bed Holdings Co., Ltd.	120,200	957,395
Fudo Tetra Corp.	357,200	627,822
Fuji Corp., Ltd.	135,100	872,211
Fuji Oil Holdings, Inc.	47,400	933,085
Fujikura Ltd.	144,200	785,073
Fujimi, Inc.	51,141	958,935
Fujimori Kogyo Co., Ltd.	31,800	793,671
Fujitec Co., Ltd.(a)	58,500	686,642
Fujitsu General Ltd.	41,000	869,670
Fukuyama Transporting Co., Ltd.(a)	80,000	454,752
Funai Soken Holdings, Inc.(a)	104,100	1,639,574
Furukawa Co., Ltd.	289,164	528,074
Fuso Pharmaceutical Industries Ltd.	29,500	703,892
Geo Holdings Corp.	107,200	1,251,823
Glory Ltd.	18,377	581,396
GMO Click Holdings, Inc.(a)	74,300	549,757
GMO Internet, Inc.	67,288	861,905
Godo Steel Ltd.	32,400	586,970
GS Yuasa Corp.	148,000	616,693
Gunma Bank Ltd. (The)	405,300	2,223,964
Gunze Ltd.	270,000	900,502
H2O Retailing Corp.	67,800	1,037,040
Hachijuni Bank Ltd. (The)	414,500	2,409,491
Hanwa Co., Ltd.	249,000	1,633,172
Happinet Corp.(a)	114,100	1,250,223
Heiwa Corp.	72,519	1,661,343
Heiwado Co., Ltd.	59,300	1,404,266
Hiroshima Bank Ltd. (The)	457,000	2,139,341
Hitachi Koki Co., Ltd.	100,200	1,264,581
Hitachi Kokusai Electric, Inc.	61,500	1,288,160
Hitachi Transport System Ltd.	34,431	700,517
Hokuetsu Bank Ltd. (The)	37,200	843,925
Hokuetsu Industries Co., Ltd.	150,300	1,025,754
Hokuetsu Kishu Paper Co., Ltd.	195,000	1,110,130
Hokuhoku Financial Group, Inc.	147,300	2,547,298
Horiba Ltd.	26,000	1,205,984
Hosokawa Micron Corp.	126,000	814,541
Hyakugo Bank Ltd. (The)	185,000	753,419
Hyakujushi Bank Ltd. (The)	238,000	810,100
Ibiden Co., Ltd.	76,900	1,037,113
IBJ Leasing Co., Ltd.	44,600	998,801
Ichiyoshi Securities Co., Ltd.	124,200	955,180
Idec Corp.	60,600	567,370
IDOM, Inc.(a)	64,540	356,358
Iino Kaiun Kaisha Ltd.	179,900	711,055
Imasen Electric Industrial	84,000	721,636
Inaba Denki Sangyo Co., Ltd.	31,700	1,093,947
Inabata & Co., Ltd.	53,700	593,469
Internet Initiative Japan, Inc.	17,400	263,159
Itochu Enex Co., Ltd.	154,701	1,218,933
Iwatani Corp.	95,000	506,623
Iyo Bank Ltd. (The)	177,000	1,223,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
J-Oil Mills, Inc.	21,500	$735,500
Japan Aviation Electronics Industry Ltd.(a)	38,000	536,271
Japan Radio Co., Ltd.(a)	37,800	453,723
Japan Steel Works Ltd. (The)	25,600	454,779
Japan Wool Textile Co., Ltd. (The)	79,800	595,242
Juroku Bank Ltd. (The)	205,969	724,030
K’s Holdings Corp.	62,801	1,102,188
kabu.com Securities Co., Ltd.	470,501	1,621,652
Kadokawa Dwango*	29,200	422,847
Kaga Electronics Co., Ltd.	50,900	827,422
Kandenko Co., Ltd.	143,000	1,293,480
Kasai Kogyo Co., Ltd.	41,300	491,131
Kato Sangyo Co., Ltd.	38,500	903,455
Kato Works Co., Ltd.	40,600	1,056,467
Keihin Corp.	26,400	463,559
Kintetsu World Express, Inc.	51,900	721,309
Kitagawa Iron Works Co., Ltd.	41,300	807,339
Kitano Construction Corp.	232,000	640,494
Kito Corp.	61,700	669,186
Kiyo Bank Ltd. (The)	42,550	682,931
Koa Corp.	73,400	701,685
Kobe Bussan Co., Ltd.(a)	11,500	405,239
Kohnan Shoji Co., Ltd.(a)	60,600	1,144,092
Kokuyo Co., Ltd.	107,300	1,237,352
Konoike Transport Co., Ltd.	40,900	538,975
Kurabo Industries Ltd.	306,955	602,672
Kuroda Electric Co., Ltd.	35,800	709,339
KYB Corp.	132,798	645,574
Kyoei Steel Ltd.	33,000	630,094
KYORIN Holdings, Inc.	41,490	891,803
Kyosan Electric Manufacturing Co., Ltd.	245,000	827,625
Kyowa Exeo Corp.	76,700	1,106,095
Kyudenko Corp.	29,000	780,726
Lintec Corp.	44,230	968,142
Macnica Fuji Electronics Holdings, Inc.	50,000	659,751
Maeda Road Construction Co., Ltd.	51,000	854,846
Mandom Corp.	23,130	999,487
Marubun Corp.	101,400	596,394
Maruha Nichiro Corp.	39,800	1,076,598
Marusan Securities Co., Ltd.	88,883	750,630
Matsui Securities Co., Ltd.	236,940	2,045,686
Max Co., Ltd.	58,547	716,810
MegaChips Corp.	35,400	785,183
Megmilk Snow Brand Co., Ltd.	38,100	1,051,845
Meidensha Corp.	98,000	337,772
Meitec Corp.	37,700	1,446,457
Micronics Japan Co., Ltd.	46,200	458,693
Minato Bank Ltd. (The)	29,421	527,199
Ministop Co., Ltd.	36,200	633,775
Miraca Holdings, Inc.	26,600	1,197,325
Miroku Jyoho Service Co., Ltd.	10,300	158,957
Mitsubishi Shokuhin Co., Ltd.	32,200	959,360
Mitsubishi Steel Manufacturing Co., Ltd.	405,000	791,701
Mitsui Engineering & Shipbuilding Co., Ltd.	457,000	709,195
Mitsui Matsushima Co., Ltd.	52,100	576,234
Mitsui Mining & Smelting Co., Ltd.	395,642	1,004,073
Miyazaki Bank Ltd. (The)	172,646	534,361
Mochida Pharmaceutical Co., Ltd.	15,200	1,056,904
Morinaga Milk Industry Co., Ltd.	234,000	1,689,270
Musashino Bank Ltd. (The)	19,845	572,542
Nachi-Fujikoshi Corp.	274,000	1,191,049
Nagaileben Co., Ltd.	32,800	717,390
Nagase & Co., Ltd.	86,700	1,135,831
NDS Co., Ltd.	13,644	339,945
NEC Networks & System Integration Corp.	32,001	579,192
NHK Spring Co., Ltd.	122,200	1,167,152
Nichias Corp.	131,000	1,266,927
Nichiha Corp.	55,401	1,372,735
Nichireki Co., Ltd.	104,000	821,229
Nihon Nohyaku Co., Ltd.(a)	123,300	681,858
Nihon Parkerizing Co., Ltd.	59,501	699,412
Nihon Unisys Ltd.	67,600	851,991
Nikkon Holdings Co., Ltd.	52,900	1,106,666
Nippo Corp.	45,000	841,471
Nippon Denko Co., Ltd.	317,100	652,497
Nippon Electric Glass Co., Ltd.	297,000	1,609,328
Nippon Flour Mills Co., Ltd.	114,997	1,603,165
Nippon Kayaku Co., Ltd.	84,699	1,047,890
Nippon Koei Co., Ltd.	33,200	737,240
Nippon Light Metal Holdings Co., Ltd.	454,600	962,714
Nippon Paper Industries Co., Ltd.	64,138	1,088,809
Nippon Steel & Sumikin Bussan Corp.	28,573	1,107,300
Nippon Thompson Co., Ltd.	119,000	504,017
Nipro Corp.	185,691	2,034,665
Nishi-Nippon Financial Holdings, Inc.*	106,206	1,113,645
Nishi-Nippon Railroad Co., Ltd.	236,001	1,080,504
Nishimatsu Construction Co., Ltd.	201,000	975,402
Nishio Rent All Co., Ltd.	17,300	532,490
Nisshin Steel Co., Ltd.	75,200	929,080
Nisshinbo Holdings, Inc.	95,600	924,566
Nissin Electric Co., Ltd.	24,800	274,292
Nitta Corp.	22,800	622,609
Noevir Holdings Co., Ltd.	34,800	1,092,022
NOF Corp.	93,000	897,029
Noritake Co., Ltd.	26,900	656,615
North Pacific Bank Ltd.	489,100	2,021,230
NS Solutions Corp.	72,400	1,306,037
NS United Kaiun Kaisha Ltd.	475,000	814,507
NSD Co., Ltd.	76,800	1,209,599
NTN Corp.	415,000	1,682,985
Obara Group, Inc.	12,500	558,366
Ogaki Kyoritsu Bank Ltd. (The)	260,000	1,014,275
Ohsho Food Service Corp.	26,100	985,729
Oita Bank Ltd. (The)	287,000	1,075,312
Okamura Corp.	57,800	520,837
Okasan Securities Group, Inc.	307,000	1,900,407
Oki Electric Industry Co., Ltd.	40,000	563,124
OKUMA Corp.	86,000	822,137
Okumura Corp.	163,000	919,570
Okuwa Co., Ltd.	69,000	694,526
Onoken Co., Ltd.(a)	64,600	752,148
Onward Holdings Co., Ltd.	169,000	1,186,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
OSG Corp.(a)	40,700	$803,287
Paltac Corp.	77,276	1,829,951
PanaHome Corp.	117,000	948,960
Paramount Bed Holdings Co., Ltd.	21,100	844,832
Plenus Co., Ltd.	48,300	944,590
Press Kogyo Co., Ltd.	123,900	548,141
Raysum Co., Ltd.(a)	64,100	428,121
Relo Group, Inc.	8,199	1,171,135
Rengo Co., Ltd.	233,800	1,274,890
Resorttrust, Inc.	46,100	852,950
Riken Corp.	14,700	557,701
Riso Kagaku Corp.	37,800	640,074
Rohto Pharmaceutical Co., Ltd.	42,100	663,436
Roland DG Corp.	33,900	887,937
Round One Corp.	108,900	756,282
Ryobi Ltd.	217,000	853,972
Ryoden Corp.	52,001	329,033
Ryosan Co., Ltd.	31,386	949,909
Sac’s Bar Holdings, Inc.	45,500	462,275
Saibu Gas Co., Ltd.	385,000	831,826
Saizeriya Co., Ltd.	40,801	919,321
San-Ai Oil Co., Ltd.	82,000	588,451
San-In Godo Bank Ltd. (The)	81,187	678,676
Sanden Holdings Corp.	138,000	440,142
Sangetsu Corp.	57,600	1,001,031
Sanko Metal Industrial Co., Ltd.	12,500	337,592
Sankyu, Inc.	271,000	1,642,706
Sanoh Industrial Co., Ltd.	157,600	1,118,813
Sanrio Co., Ltd.	69,073	1,306,426
Sanshin Electronics Co., Ltd.	51,800	500,968
Sanwa Holdings Corp.	193,000	1,845,029
Sanyo Chemical Industries Ltd.	18,000	771,638
Sanyo Denki Co., Ltd.	119,000	833,566
Sapporo Holdings Ltd.	50,300	1,298,092
Sato Holdings Corp.	19,700	395,402
SBI Holdings, Inc.	207,900	2,650,553
Seiko Holdings Corp.(a)	218,000	773,799
Seino Holdings Co., Ltd.	83,683	931,286
Senko Co., Ltd.	160,600	1,086,410
Shibusawa Warehouse Co., Ltd. (The)	247,000	736,966
Shiga Bank Ltd. (The)	133,000	725,237
Shinmaywa Industries Ltd.	95,000	856,047
Shinsho Corp.	63,068	1,313,973
Ship Healthcare Holdings, Inc.	44,800	1,152,313
Shoei Co., Ltd.	30,300	544,509
SKY Perfect JSAT Holdings, Inc.	151,901	700,671
Skylark Co., Ltd.(a)	104,100	1,378,063
St. Marc Holdings Co., Ltd.	17,100	521,203
Star Micronics Co., Ltd.	39,100	533,692
Starts Corp., Inc.	40,200	681,747
Sumco Corp.	181,300	2,347,177
Sumitomo Bakelite Co., Ltd.	283,000	1,589,274
Sumitomo Forestry Co., Ltd.	82,700	1,097,609
Sumitomo Osaka Cement Co., Ltd.	319,000	1,206,147
Sumitomo Riko Co., Ltd.	63,550	625,502
Sumitomo Seika Chemicals Co., Ltd.	12,200	479,590
Sumitomo Warehouse Co., Ltd. (The)	64,000	339,109
T-Gaia Corp.	66,300	1,081,741
Tabuchi Electric Co., Ltd.	148,300	506,052
Taiho Kogyo Co., Ltd.	41,200	578,252
Taikisha Ltd.	14,300	349,423
Taiyo Holdings Co., Ltd.	31,359	1,221,989
Taiyo Yuden Co., Ltd.	46,300	556,942
Takara Standard Co., Ltd.	28,800	472,860
Takasago Thermal Engineering Co., Ltd.	100,701	1,298,532
Takiron Co., Ltd.	122,000	542,873
Tamron Co., Ltd.	37,300	620,734
TASAKI & Co., Ltd.(a)	27,700	373,577
Tatsuta Electric Wire and Cable Co., Ltd.	282,700	1,102,829
TechnoPro Holdings, Inc.	32,600	1,048,142
TIS, Inc.	48,200	1,033,138
Toagosei Co., Ltd.	108,700	1,072,694
Tocalo Co., Ltd.	39,400	858,027
Toda Corp.	148,000	782,921
Toei Co., Ltd.	67,000	581,909
Toho Bank Ltd. (The)	102,072	382,436
Toho Holdings Co., Ltd.	43,500	869,739
TOKAI Holdings Corp.(a)	169,200	1,183,754
Tokai Rika Co., Ltd.	58,922	1,184,654
Tokai Tokyo Financial Holdings, Inc.	405,700	2,163,548
Tokyo Seimitsu Co., Ltd.	34,200	1,016,016
Tokyo Tekko Co., Ltd.	151,000	609,774
TOMONY Holdings, Inc.	185,690	963,197
Topcon Corp.	48,300	729,666
Toppan Forms Co., Ltd.	86,700	906,137
Topy Industries Ltd.	18,100	467,883
Toshiba Plant Systems & Services Corp.	40,000	528,143
Towa Bank Ltd. (The)	788,000	749,929
Toyo Ink SC Holdings Co., Ltd.	287,001	1,316,462
Toyo Kohan Co., Ltd.	184,300	584,653
Toyo Tire & Rubber Co., Ltd.	102,000	1,272,431
Toyobo Co., Ltd.	854,694	1,275,061
TPR Co., Ltd.	20,800	586,719
Transcosmos, Inc.	32,500	761,264
TS Tech Co., Ltd.	26,533	684,737
Tsubaki Nakashima Co., Ltd.	32,400	472,798
Tsubakimoto Chain Co.	99,000	806,362
Tsumura & Co.	61,001	1,684,085
UACJ Corp.	226,312	622,850
Ube Industries Ltd.	352,772	741,022
UKC Holdings Corp.	27,100	487,235
Union Tool Co.	15,100	393,570
United Arrows Ltd.	18,258	504,840
Unizo Holdings Co., Ltd.	23,900	632,156
Valor Holdings Co., Ltd.	51,100	1,336,263
Vital KSK Holdings, Inc.	93,600	794,479
VT Holdings Co., Ltd.	110,100	544,671
Wacoal Holdings Corp.	59,536	695,739
Wacom Co., Ltd.	124,500	326,634
Wowow, Inc.	21,000	631,071
Xebio Holdings Co., Ltd.	33,300	515,624
YAMABIKO Corp.	75,200	1,049,647
Yamanashi Chuo Bank Ltd. (The)	169,000	807,073
Yamato Kogyo Co., Ltd.	19,700	553,157
Yamazen Corp.	91,200	763,942
Yorozu Corp.	26,400	380,716
Yuasa Trading Co., Ltd.	20,048	501,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Zenrin Co., Ltd.	44,800	$816,606
Zeon Corp.	68,000	672,800

Total Japan		318,510,378

Netherlands - 1.6%
Accell Group	45,955	1,062,000
Arcadis N.V.	127,381	1,790,954
BE Semiconductor Industries N.V.	77,011	2,570,033
Beter Bed Holding N.V.	36,488	650,409
BinckBank N.V.	241,818	1,402,306
Brunel International N.V.	142,657	2,315,694
Corbion N.V.	68,744	1,843,872
Flow Traders(b)	83,957	2,898,803
IMCD Group N.V.	17,366	741,647
Refresco Group N.V.(b)	60,869	926,429
TKH Group N.V. CVA	44,654	1,770,444

Total Netherlands		17,972,591

New Zealand - 3.4%
Air New Zealand Ltd.	2,655,257	4,064,066
EBOS Group Ltd.(a)	261,881	3,049,581
Fonterra Co-operative Group Ltd.	220,575	922,842
Freightways Ltd.	253,219	1,191,845
Genesis Energy Ltd.	3,779,134	5,533,899
Heartland Bank Ltd.(a)	1,285,188	1,344,242
Infratil Ltd.	1,092,181	2,094,339
Kathmandu Holdings Ltd.(a)	751,616	1,021,999
Kiwi Property Group Ltd.	2,385,170	2,303,503
Mainfreight Ltd.(a)	84,526	1,220,647
New Zealand Refining Co., Ltd. (The)(a)	431,465	782,237
Restaurant Brands New Zealand Ltd.(a)	290,729	1,029,845
Skellerup Holdings Ltd.(a)	646,941	685,690
SKY Network Television Ltd.	611,191	1,939,135
SKYCITY Entertainment Group Ltd.	1,061,476	2,908,857
Trade Me Group Ltd.	958,384	3,348,088
Trustpower Ltd.	635,733	2,101,226
Z Energy Ltd.	800,751	4,053,720

Total New Zealand		39,595,761

Norway - 3.3%
ABG Sundal Collier Holding ASA	2,025,810	1,162,622
AF Gruppen ASA	58,145	1,043,647
Aker ASA Class A	171,968	6,453,020
Atea ASA*	129,559	1,196,596
Austevoll Seafood ASA	595,779	5,796,728
Borregaard ASA	129,347	1,269,773
Entra ASA(b)	250,295	2,493,442
Kongsberg Gruppen ASA	68,927	996,946
Norway Royal Salmon ASA	33,322	801,335
Ocean Yield ASA(a)	415,487	3,137,500
Protector Forsikring ASA(a)	132,015	1,054,408
Selvaag Bolig ASA	235,222	1,093,077
SpareBank 1 Nord Norge	84,807	514,791
SpareBank 1 SMN	118,093	888,335
SpareBank 1 SR-Bank ASA	293,638	2,072,390
Sparebanken Vest	103,185	580,196
TGS Nopec Geophysical Co. ASA	78,986	1,759,078
Tomra Systems ASA	147,514	1,550,939
Veidekke ASA	196,768	2,823,152
XXL ASA(b)	107,240	1,220,944

Total Norway		37,908,919

Portugal - 1.4%
Altri, SGPS, S.A.	617,287	2,515,786
CTT-Correios de Portugal S.A.	322,013	2,189,000
Mota-Engil, SGPS, S.A.(a)	348,725	592,187
Navigator Co. S.A. (The)	1,909,892	6,577,207
Pharol, SGPS, S.A.	5,253,975	1,147,117
REN - Redes Energeticas Nacionais, SGPS, S.A.	471,035	1,340,432
Semapa-Sociedade de Investimento e Gestao	97,564	1,378,935
Sonae Capital SGPS S.A.(a)	296,050	233,570

Total Portugal		15,974,234

Singapore - 2.5%
Accordia Golf Trust	4,604,900	2,008,090
Asian Pay Television Trust	4,696,917	1,219,176
Boustead Singapore Ltd.	1,037,900	578,327
China Aviation Oil Singapore Corp., Ltd.	500,800	485,305
Chip Eng Seng Corp., Ltd.	775,660	338,247
CWT Ltd.	670,976	896,369
First Resources Ltd.(a)	686,594	902,975
Ho Bee Land Ltd.	514,800	723,364
Indofood Agri Resources Ltd.	1,123,400	408,240
Keppel Infrastructure Trust	4,603,088	1,513,440
M1 Ltd.(a)	2,128,900	2,888,243
OUE Ltd.(a)	1,291,100	1,568,409
Pacc Offshore Services Holdings Ltd.(a)	1,781,093	394,511
Raffles Medical Group Ltd.(a)	1,129,100	1,117,611
RHT Health Trust	1,618,539	1,025,101
Riverstone Holdings Ltd.	585,500	356,642
Sembcorp Marine Ltd.(a)	2,847,200	2,719,690
Sheng Siong Group Ltd.(a)	1,820,200	1,190,620
Sinarmas Land Ltd.(a)	1,042,700	306,740
Super Group Ltd.	1,174,633	1,040,721
UMS Holdings Ltd.	2,266,368	956,935
United Engineers Ltd.	866,189	1,534,882
Venture Corp., Ltd.	616,944	4,219,151
Yanlord Land Group Ltd.	1,117,400	1,020,951

Total Singapore		29,413,740

Spain - 1.3%
Applus Services S.A.	75,542	768,892
Cie Automotive S.A.	91,123	1,779,513
Duro Felguera S.A.*(a)	171,064	202,081
Ence Energia y Celulosa S.A.	607,052	1,607,123
Faes Farma S.A.	293,876	1,041,485
Obrascon Huarte Lain S.A.(a)	321,121	1,116,024
Papeles y Cartones de Europa S.A.	112,087	620,675
Pescanova S.A.*†	7,082	0
Sacyr S.A.*	812,826	1,903,269
Saeta Yield S.A.	176,451	1,513,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Tecnicas Reunidas S.A.(a)	101,110	$4,155,453

Total Spain		14,707,789

Sweden - 5.5%
Acando AB	542,989	1,548,050
AddTech AB Class B	49,873	782,302
AF AB Class B	88,936	1,634,889
Alimak Group AB(b)	47,026	669,056
Atrium Ljungberg AB Class B	156,577	2,452,602
Avanza Bank Holding AB	30,517	1,239,545
Betsson AB*	190,054	1,838,908
Bilia AB Class A	104,215	2,403,303
Bravida Holding AB(b)	125,347	762,325
Bulten AB	41,732	408,840
Byggmax Group AB	77,996	540,888
Clas Ohlson AB Class B	87,827	1,295,469
Com Hem Holding AB	154,991	1,482,588
Coor Service Management Holding AB(b)	158,098	883,195
Duni AB	89,397	1,230,062
Dustin Group AB(a)(b)	78,442	552,615
Eltel AB(b)	44,163	303,831
Evolution Gaming Group AB(a)(b)	11,738	335,294
Granges AB	72,062	682,180
Hemfosa Fastigheter AB	167,587	1,568,027
HIQ International AB*	138,837	939,885
Holmen AB Class B	81,238	2,922,372
Indutrade AB	105,341	2,121,987
Inwido AB	40,779	424,192
ITAB Shop Concept AB Class B	64,181	574,016
JM AB	93,158	2,698,983
KNOW IT AB	113,718	1,123,461
Kungsleden AB	186,104	1,183,047
Loomis AB Class B	72,434	2,161,554
Mekonomen AB	36,843	695,526
Modern Times Group MTG AB Class B	104,079	3,093,293
MQ Holding AB	134,414	535,608
Munksjo Oyj*	33,072	551,147
Mycronic AB	208,382	2,247,918
NetEnt AB*	147,212	1,139,181
Nobia AB	170,491	1,592,383
Nobina AB(b)	184,015	1,027,977
Nolato AB Class B	43,603	1,262,311
Nordnet AB Class B	351,198	1,441,966
Peab AB	352,549	2,805,769
Platzer Fastigheter Holding AB Class B	126,001	640,782
Ratos AB Class B	626,183	2,973,552
Rottneros AB	562,140	498,121
Scandi Standard AB	95,365	598,354
SkiStar AB	61,605	1,034,142
Sweco AB Class B	110,044	2,182,807
Thule Group AB(b)	43,261	678,587
Wihlborgs Fastigheter AB	108,651	2,026,009

Total Sweden		63,788,899

Switzerland - 1.3%
Ascom Holding AG Registered Shares	42,727	672,634
Cembra Money Bank AG*	54,888	4,007,172
EFG International AG*	338,858	2,053,786
GAM Holding AG*	309,284	3,590,841
Implenia AG Registered Shares	20,320	1,504,482
Kudelski S.A. Bearer Shares*	49,801	864,847
Tecan Group AG Registered Shares	6,881	1,075,802
Valiant Holding AG Registered Shares	14,913	1,487,852

Total Switzerland		15,257,416

United Arab Emirates - 0.0%
Gulf Marine Services PLC	653,479	395,661

United Kingdom - 15.2%
A.G. Barr PLC	81,400	504,418
Abcam PLC	126,543	1,199,303
Acacia Mining PLC	236,476	1,092,249
Assura PLC	1,464,657	1,031,588
AVEVA Group PLC	45,586	1,058,409
BCA Marketplace PLC	180,885	416,847
BGEO Group PLC	48,004	1,769,993
Big Yellow Group PLC	175,122	1,483,349
Bloomsbury Publishing PLC	348,721	731,448
Bodycote PLC	253,027	2,013,483
Bovis Homes Group PLC	199,448	2,020,872
Brewin Dolphin Holdings PLC	517,501	1,950,961
Card Factory PLC	753,575	2,355,821
Carillion PLC(a)	813,223	2,372,471
Chesnara PLC	340,565	1,537,041
Cineworld Group PLC	260,991	1,822,088
Clarkson PLC(a)	29,250	785,382
Clinigen Healthcare Ltd.*	49,650	435,585
Computacenter PLC	119,468	1,180,965
Concentric AB	44,690	559,572
Connect Group PLC	478,247	902,670
Costain Group PLC	180,788	790,244
Countrywide PLC	368,515	802,564
Cranswick PLC	53,802	1,557,636
Crest Nicholson Holdings PLC	293,628	1,643,580
Dairy Crest Group PLC(a)	219,921	1,683,462
Dart Group PLC	204,232	1,251,701
De La Rue PLC	112,638	855,964
Debenhams PLC	2,402,356	1,700,933
Dechra Pharmaceuticals PLC	82,747	1,375,213
Devro PLC	167,027	391,619
DFS Furniture PLC	326,143	914,806
Dignity PLC	8,746	267,041
Diploma PLC	105,221	1,350,869
Drax Group PLC	209,184	976,789
E2V Technologies PLC	272,665	919,787
Electrocomponents PLC	604,957	3,563,403
Elementis PLC	916,615	3,141,874
EMIS Group PLC	62,181	741,063
Epwin Group PLC	301,668	381,143
esure Group PLC	530,551	1,320,984
Euromoney Institutional Investor PLC	68,776	973,056
Exova Group PLC(a)	153,547	360,488
FDM Group Holdings PLC	100,341	700,523
Fenner PLC	637,051	1,855,757
Fidessa Group PLC	40,459	1,144,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
Foxtons Group PLC	774,277	$975,870
Galliford Try PLC	172,348	2,749,336
Genus PLC	42,402	940,996
Go-Ahead Group PLC	56,250	1,557,613
Greggs PLC	97,589	1,169,682
Halfords Group PLC	252,739	1,141,445
Helical PLC	125,400	456,716
Henry Boot PLC	231,851	577,270
Hill & Smith Holdings PLC	131,436	1,947,282
HomeServe PLC	374,846	2,871,705
Huntsworth PLC	659,114	309,485
Ibstock PLC(b)	247,540	569,841
Indivior PLC	1,002,063	3,667,544
Interserve PLC	461,267	1,947,853
ITE Group PLC	341,503	650,901
J D Wetherspoon PLC(a)	46,475	509,950
James Fisher & Sons PLC	27,106	522,499
James Halstead PLC	214,288	1,283,545
John Laing Group PLC(b)	220,959	739,360
Johnson Service Group PLC	464,327	658,373
JRP Group PLC	447,551	826,759
Kcom Group PLC	1,085,618	1,271,018
Keller Group PLC	69,882	728,791
Kier Group PLC	165,300	2,804,392
Ladbrokes Coral Group PLC	698,380	1,001,025
Laird PLC	379,734	717,904
Lavendon Group PLC	474,438	1,547,671
Lookers PLC	230,194	333,505
Low & Bonar PLC	850,153	688,072
LSL Property Services PLC	74,274	211,545
M&C Saatchi PLC	84,212	395,415
Marshalls PLC	217,992	787,883
Marston’s PLC	794,924	1,335,857
McKay Securities PLC	216,655	465,815
Mears Group PLC	100,311	565,209
Melrose Industries PLC	1,142,604	2,791,949
Millennium & Copthorne Hotels PLC	151,132	859,779
Mitchells & Butlers PLC	436,103	1,352,026
Mitie Group PLC(a)	475,495	1,318,451
MJ Gleeson PLC	55,217	371,847
Morgan Advanced Materials PLC	471,390	1,662,377
N Brown Group PLC	691,248	1,900,462
NCC Group PLC(a)	231,855	517,833
Northgate PLC	245,866	1,497,755
Novae Group PLC	123,132	1,046,017
Numis Corp. PLC	149,878	455,121
OneSavings Bank PLC	255,632	1,067,646
Oxford Instruments PLC	42,179	381,507
Pagegroup PLC	868,894	4,192,597
Pan African Resources PLC	5,452,252	1,044,246
PayPoint PLC	96,057	1,194,049
Pendragon PLC	1,864,758	720,059
Pets at Home Group PLC	380,251	1,122,958
Photo-Me International PLC	449,185	910,258
Polar Capital Holdings PLC	197,700	732,864
Polypipe Group PLC	169,743	679,357
PZ Cussons PLC	295,156	1,219,223
QinetiQ Group PLC	478,732	1,554,580
Rank Group PLC	380,367	916,501
Redde PLC	559,159	1,129,662
Redrow PLC	268,652	1,424,107
Renishaw PLC	46,349	1,447,814
Restaurant Group PLC (The)	358,130	1,435,988
Ricardo PLC	58,325	693,667
Robert Walters PLC	113,619	479,619
RPS Group PLC	330,935	909,846
RWS Holdings PLC	358,142	1,544,458
Safestore Holdings PLC	174,128	753,064
Savills PLC	167,650	1,451,132
Senior PLC	451,682	1,084,428
Shanks Group PLC	738,642	839,686
SIG PLC	779,824	994,424
Soco International PLC	200,028	394,227
Spire Healthcare Group PLC(b)	117,248	489,251
Spirent Communications PLC	563,748	687,888
SSP Group PLC	155,192	742,506
St. Ives PLC	341,200	537,545
St. Modwen Properties PLC	68,360	256,701
Stagecoach Group PLC	937,795	2,505,295
SThree PLC	152,652	584,971
Stock Spirits Group PLC	174,539	389,822
Synthomer PLC	297,100	1,404,568
Ted Baker PLC	34,045	1,183,785
Telecom Plus PLC(a)	130,144	1,891,153
Topps Tiles PLC	237,594	256,885
TP ICAP PLC	472,133	2,527,833
Trinity Mirror PLC	597,844	783,049
TT electronics PLC	224,783	452,737
Tyman PLC	239,264	814,506
U & I Group PLC	145,495	305,627
Ultra Electronics Holdings PLC	55,974	1,342,478
Unite Group PLC (The)	114,281	855,740
Utilitywise PLC(a)	207,966	512,661
Vedanta Resources PLC	717,995	7,802,837
Vertu Motors PLC	942,274	506,479
Vesuvius PLC	450,215	2,199,085
Victrex PLC	108,036	2,577,781
Virgin Money Holdings UK PLC	228,396	854,272
Wilmington PLC	172,512	579,008
WS Atkins PLC	90,937	1,638,300
Zoopla Property Group PLC(b)	208,109	821,079

Total United Kingdom		176,412,910

TOTAL COMMON STOCKS (Cost: $1,054,390,727)		1,154,180,097

RIGHTS - 0.0%

Australia - 0.0%
Estia Health Ltd., expiring 1/11/17*	109,275	39,563

Italy - 0.0%
Credito Valtellinese SC, expiring 1/5/17*†	3,109,008	0

Spain - 0.0%
Faes Farma S.A., expiring 1/5/17*	293,876	28,207

TOTAL RIGHTS (Cost: $27,546)		67,770

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Europe SmallCap Dividend Fund(c)	18,704	1,021,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2016

Investments	Shares	Value
WisdomTree Japan SmallCap Dividend Fund(a)(c)	13,332	$825,517

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,806,746)		1,847,130

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(d) (Cost: $49,186,874)(e)	49,186,874	49,186,874

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $1,105,411,893)		1,205,281,871
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%		(47,695,131)

NET ASSETS - 100.0%		$1,157,586,740

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(e)

At December 31, 2016, the total market value of the Fund’s securities on loan was $69,050,750 and the total market value of the collateral held by the Fund was $73,130,404. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $23,943,530. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Auto Components - 16.2%
Aisin Seiki Co., Ltd.	7,350	$319,497
Bridgestone Corp.	25,252	912,350
Calsonic Kansei Corp.	5,711	87,598
Daikyonishikawa Corp.	2,300	29,619
Denso Corp.	20,618	895,005
Exedy Corp.	2,262	63,806
FCC Co., Ltd.	2,268	40,894
Keihin Corp.	2,277	39,982
Koito Manufacturing Co., Ltd.	4,586	243,386
KYB Corp.	22,106	107,464
Mitsuba Corp.	2,277	37,034
NGK Spark Plug Co., Ltd.	6,937	154,519
NHK Spring Co., Ltd.	9,113	87,040
Nifco, Inc.	2,209	116,856
Nissin Kogyo Co., Ltd.	2,268	35,954
NOK Corp.	4,565	92,603
Pacific Industrial Co., Ltd.	2,300	29,303
Stanley Electric Co., Ltd.	5,868	160,743
Sumitomo Electric Industries Ltd.	29,919	432,618
Sumitomo Rubber Industries Ltd.	6,867	109,274
Tachi-S Co., Ltd.	2,200	37,008
Tokai Rika Co., Ltd.	2,324	46,725
Topre Corp.	2,279	57,173
Toyo Tire & Rubber Co., Ltd.	4,629	57,746
Toyoda Gosei Co., Ltd.	2,326	54,523
Toyota Boshoku Corp.	2,356	54,277
TPR Co., Ltd.	2,215	62,480
TS Tech Co., Ltd.	2,290	59,098
Unipres Corp.	2,263	45,149
Yokohama Rubber Co., Ltd. (The)	4,649	83,545

Total Auto Components		4,553,269

Automobiles - 29.7%
Fuji Heavy Industries Ltd.	25,257	1,033,364
Honda Motor Co., Ltd.	68,930	2,018,227
Isuzu Motors Ltd.	22,936	291,235
Mazda Motor Corp.	22,936	375,990
Mitsubishi Motors Corp.	27,653	157,902
Nissan Motor Co., Ltd.	92,053	927,752
Nissan Shatai Co., Ltd.	2,362	23,026
Suzuki Motor Corp.	16,109	568,204
Toyota Motor Corp.	45,934	2,708,741
Yamaha Motor Co., Ltd.(a)	11,530	254,454

Total Automobiles		8,358,895

Building Products - 6.0%
Aica Kogyo Co., Ltd.	2,350	62,158
Asahi Glass Co., Ltd.	45,538	310,784
Bunka Shutter Co., Ltd.	4,536	35,079
Central Glass Co., Ltd.	780	3,645
Daikin Industries Ltd.	11,468	1,055,506
Nippon Sheet Glass Co., Ltd.*	4,565	33,307
Nitto Boseki Co., Ltd.	966	3,785
Noritz Corp.	2,276	38,481
Sanwa Holdings Corp.	9,135	87,328
Sekisui Jushi Corp.	2,200	34,820
Takasago Thermal Engineering Co., Ltd.	2,312	29,813

Total Building Products		1,694,706

Chemicals - 1.6%
Kansai Paint Co., Ltd.	11,432	211,027
Nippon Paint Holdings Co., Ltd.	9,120	249,043

Total Chemicals		460,070

Construction & Engineering - 2.3%
COMSYS Holdings Corp.	4,576	83,999
JGC Corp.	9,264	168,703
Kandenko Co., Ltd.	4,563	41,274
Kinden Corp.	6,800	85,004
Kyowa Exeo Corp.	2,379	34,308
Kyudenko Corp.	2,326	62,620
Mirait Holdings Corp.(a)	4,519	40,914
Nippon Densetsu Kogyo Co., Ltd.	2,301	36,892
Taikisha Ltd.	2,259	55,199
Toshiba Plant Systems & Services Corp.	2,200	29,048

Total Construction & Engineering		637,961

Electrical Equipment - 9.2%
Daihen Corp.	470	2,909
Fuji Electric Co., Ltd.	23,547	122,343
Fujikura Ltd.	11,502	62,621
Furukawa Electric Co., Ltd.	2,309	67,705
GS Yuasa Corp.	22,167	92,367
Mabuchi Motor Co., Ltd.	2,300	120,290
Mitsubishi Electric Corp.	82,710	1,155,536
Nidec Corp.	10,252	886,453
Nissin Electric Co., Ltd.	2,300	25,438
Ushio, Inc.	4,635	59,251

Total Electrical Equipment		2,594,913

Machinery - 28.4%
Amada Holdings Co., Ltd.	13,795	154,349
CKD Corp.	2,310	26,282
Daifuku Co., Ltd.	4,638	99,134
DMG Mori Co., Ltd.	4,616	56,119
Ebara Corp.	4,558	130,134
FANUC Corp.	7,572	1,286,399
Fuji Machine Manufacturing Co., Ltd.	4,500	51,584
Furukawa Co., Ltd.	22,714	41,481
Glory Ltd.	2,331	73,746
Harmonic Drive Systems, Inc.(a)	2,200	54,625
Hino Motors Ltd.	11,400	116,312
Hirata Corp.	30	1,708
Hitachi Construction Machinery Co., Ltd.	4,558	98,909
Hitachi Zosen Corp.	6,853	35,900
Hoshizaki Corp.	2,288	181,455
IHI Corp.*	68,925	179,648
Iseki & Co., Ltd.	22,000	42,440
Japan Steel Works Ltd. (The)	2,340	41,570
JTEKT Corp.	9,175	147,102
Kawasaki Heavy Industries Ltd.	59,974	188,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2016

Investments	Shares	Value
Kitz Corp.	4,500	$24,654
Komatsu Ltd.	36,723	833,576
Kubota Corp.	45,917	656,857
Kurita Water Industries Ltd.	4,600	101,517
Makino Milling Machine Co., Ltd.	399	3,130
Makita Corp.	5,449	365,805
Meidensha Corp.	22,039	75,961
Minebea Co., Ltd.	13,952	131,105
Mitsubishi Heavy Industries Ltd.	137,325	627,078
Mitsui Engineering & Shipbuilding Co., Ltd.	23,547	36,541
Miura Co., Ltd.	4,600	70,044
Morita Holdings Corp.	2,200	31,292
Nabtesco Corp.	4,578	106,723
Nachi-Fujikoshi Corp.	818	3,556
NGK Insulators Ltd.	11,403	221,637
Nitta Corp.	2,200	60,076
NSK Ltd.	18,453	214,218
NTN Corp.	23,059	93,513
Oiles Corp.	2,200	39,667
OKUMA Corp.	5,556	53,114
OSG Corp.(a)	4,564	90,079
Ryobi Ltd.	600	2,361
Shima Seiki Manufacturing Ltd.	2,200	74,600
Shinmaywa Industries Ltd.	351	3,163
SMC Corp.	2,512	600,998
Sumitomo Heavy Industries Ltd.	23,327	150,600
Tadano Ltd.	4,612	58,206
Takeuchi Manufacturing Co., Ltd.	2,200	49,117
Takuma Co., Ltd.	4,500	38,543
THK Co., Ltd.	4,582	101,591
Tsubakimoto Chain Co.	5,574	45,401

Total Machinery		7,972,332

Metals & Mining - 5.9%
Daido Steel Co., Ltd.	22,711	94,244
Hitachi Metals Ltd.	6,898	93,681
JFE Holdings, Inc.	22,922	349,819
Kobe Steel Ltd.*	13,760	131,778
Nippon Steel & Sumitomo Metal Corp.	36,800	822,545
Nisshin Steel Co., Ltd.	4,500	55,596
Sanyo Special Steel Co., Ltd.	720	3,420
Tokyo Steel Manufacturing Co., Ltd.	4,569	35,139
Yamato Kogyo Co., Ltd.	2,291	64,329

Total Metals & Mining		1,650,551

TOTAL COMMON STOCKS (Cost: $28,266,394)		27,922,697

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $129,845)(c)	129,845	129,845

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $28,396,239)		28,052,542
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		69,599

NET ASSETS - 100.0%		$28,122,141

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $123,780 and the total market value of the collateral held by the Fund was $129,845.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	JPY	163,615	USD	1,400	$(3)
1/5/2017	JPY	56,884,723	USD	500,257	12,541
1/5/2017	JPY	56,883,623	USD	500,257	12,551
1/5/2017	JPY	43,339,957	USD	381,149	9,563
1/5/2017	JPY	56,889,426	USD	500,257	12,501
1/5/2017	JPY	56,876,319	USD	500,257	12,613
1/5/2017	JPY	2,941,945,411	USD	25,012,863	(210,658)
1/5/2017	USD	18,561	JPY	2,173,669	75
1/5/2017	USD	36,067	JPY	4,238,002	268
1/5/2017	USD	6,835,103	JPY	797,235,477	199
1/5/2017	USD	7,108,507	JPY	829,122,039	183
1/5/2017	USD	6,288,295	JPY	733,447,863	108
1/5/2017	USD	7,108,507	JPY	829,100,713	—
2/3/2017	JPY	820,478,485	USD	7,045,552	(669)
2/3/2017	JPY	853,302,011	USD	7,327,374	(733)
2/3/2017	JPY	754,870,157	USD	6,481,909	(871)
2/3/2017	JPY	853,397,267	USD	7,327,374	(1,551)

					$(153,883)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2016

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.2%

Japan - 99.2%

Aerospace & Defense - 0.0%
Jamco Corp.(a)	61,500	$1,270,232

Airlines - 0.6%
Japan Airlines Co., Ltd.	1,544,200	45,213,212

Auto Components - 6.6%
Aisin Seiki Co., Ltd.	874,708	38,022,631
Bridgestone Corp.(a)	3,684,685	133,126,957
Calsonic Kansei Corp.	468,000	7,178,394
Daido Metal Co., Ltd.	152,500	1,525,850
Denso Corp.	3,385,379	146,955,664
Exedy Corp.	83,500	2,355,339
FCC Co., Ltd.	166,600	3,003,899
Keihin Corp.	166,734	2,927,691
Koito Manufacturing Co., Ltd.	142,301	7,552,134
KYB Corp.	1,390,000	6,757,234
Musashi Seimitsu Industry Co., Ltd.	103,400	2,695,040
NGK Spark Plug Co., Ltd.	614,564	13,689,178
NHK Spring Co., Ltd.	1,008,900	9,636,169
Nifco, Inc.	140,945	7,456,001
Nissin Kogyo Co., Ltd.	323,700	5,131,575
NOK Corp.	590,700	11,982,649
Pacific Industrial Co., Ltd.(a)	488,800	6,227,606
Sanden Holdings Corp.	1,059,000	3,377,614
Stanley Electric Co., Ltd.	341,407	9,352,213
Sumitomo Electric Industries Ltd.	2,375,383	34,347,181
Sumitomo Riko Co., Ltd.	249,600	2,456,731
Sumitomo Rubber Industries Ltd.(a)	1,259,191	20,037,369
Tachi-S Co., Ltd.	95,000	1,598,062
Tokai Rika Co., Ltd.	274,214	5,513,198
Topre Corp.	152,700	3,830,756
Toyo Tire & Rubber Co., Ltd.(a)	544,000	6,786,299
Toyoda Gosei Co., Ltd.	108,300	2,538,622
Toyota Boshoku Corp.	331,336	7,633,213
TPR Co., Ltd.	64,294	1,813,583
TS Tech Co., Ltd.	117,032	3,020,245
Unipres Corp.	81,700	1,630,007
Yokohama Rubber Co., Ltd. (The)(a)	776,200	13,948,774
Yorozu Corp.	146,600	2,114,127

Total Auto Components		526,222,005

Automobiles - 14.1%
Fuji Heavy Industries Ltd.(a)	3,619,367	148,082,645
Honda Motor Co., Ltd.	6,914,247	202,444,837
Isuzu Motors Ltd.	2,698,600	34,266,100
Mazda Motor Corp.	1,267,115	20,771,843
Mitsubishi Motors Corp.	3,644,501	20,810,543
Nissan Motor Co., Ltd.	22,658,304	228,360,581
Suzuki Motor Corp.	815,436	28,762,410
Toyota Motor Corp.	7,148,570	421,553,260
Yamaha Motor Co., Ltd.(a)	1,150,800	25,396,829

Total Automobiles		1,130,449,048

Banks - 11.9%
Mitsubishi UFJ Financial Group, Inc.	61,313,022	378,596,806
Mizuho Financial Group, Inc.	145,336,844	261,428,129
Sumitomo Mitsui Financial Group, Inc.	8,230,500	314,725,683

Total Banks		954,750,618

Beverages - 0.8%
Kirin Holdings Co., Ltd.(a)	2,431,745	39,644,731
Suntory Beverage & Food Ltd.	527,600	21,961,658

Total Beverages		61,606,389

Building Products - 1.8%
Aica Kogyo Co., Ltd.	59,900	1,584,357
Asahi Glass Co., Ltd.(a)	4,597,735	31,378,206
Central Glass Co., Ltd.	876,000	4,093,282
Daikin Industries Ltd.	512,149	47,137,819
LIXIL Group Corp.	1,294,100	29,446,919
Nitto Boseki Co., Ltd.	600,000	2,350,924
Noritz Corp.	47,200	798,032
Okabe Co., Ltd.	210,400	1,733,565
Sanwa Holdings Corp.	890,231	8,510,375
TOTO Ltd.	377,100	14,953,380

Total Building Products		141,986,859

Capital Markets - 1.1%
GCA Corp.(a)	224,300	1,580,783
Monex Group, Inc.(a)	1,922,996	5,358,372
Nomura Holdings, Inc.	14,418,745	85,188,470

Total Capital Markets		92,127,625

Chemicals - 6.6%
ADEKA Corp.	234,000	3,189,952
Asahi Kasei Corp.	5,229,522	45,710,959
Daicel Corp.	1,015,442	11,230,936
Denka Co., Ltd.	2,009,076	8,888,269
DIC Corp.	452,153	13,762,105
Fujimi, Inc.(a)	138,600	2,598,861
Hitachi Chemical Co., Ltd.	694,315	17,400,289
JSR Corp.	1,031,600	16,300,757
Kaneka Corp.	1,178,000	9,615,090
Kansai Paint Co., Ltd.	348,700	6,436,756
Kuraray Co., Ltd.	1,486,437	22,379,075
Kureha Corp.	111,600	4,205,273
Lintec Corp.	206,247	4,514,499
Mitsubishi Chemical Holdings Corp.	5,391,863	35,041,215
Mitsubishi Gas Chemical Co., Inc.	897,682	15,354,530
Mitsui Chemicals, Inc.	2,453,079	11,041,853
Nihon Nohyaku Co., Ltd.(a)	462,700	2,558,764
Nippon Kayaku Co., Ltd.(a)	720,000	8,907,789
Nippon Paint Holdings Co., Ltd.	490,800	13,402,478
Nippon Shokubai Co., Ltd.	139,300	8,718,566
Nippon Soda Co., Ltd.	627,000	2,951,284
Nissan Chemical Industries Ltd.	304,453	10,193,244
Nitto Denko Corp.	436,574	33,571,674
NOF Corp.	361,000	3,482,017
Sanyo Chemical Industries Ltd.	128,600	5,512,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Investments	Shares	Value
Shin-Etsu Chemical Co., Ltd.	948,579	$73,740,865
Showa Denko K.K.	550,931	7,907,219
Sumitomo Bakelite Co., Ltd.	935,000	5,250,782
Sumitomo Chemical Co., Ltd.	6,310,485	30,082,134
Taiyo Holdings Co., Ltd.	101,726	3,964,030
Taiyo Nippon Sanso Corp.	1,010,853	11,734,856
Teijin Ltd.	521,300	10,588,243
Tokai Carbon Co., Ltd.	822,000	2,664,003
Toray Industries, Inc.	2,938,318	23,837,069
Tosoh Corp.	2,223,614	15,766,526
Toyo Ink SC Holdings Co., Ltd.	1,115,000	5,114,460
Toyobo Co., Ltd.	2,518,513	3,757,202
Ube Industries Ltd.	4,287,000	9,005,144
Zeon Corp.	439,000	4,343,516

Total Chemicals		524,725,209

Commercial Services & Supplies - 0.1%
Nissha Printing Co., Ltd.(a)	107,500	2,595,447
Pilot Corp.(a)	46,700	1,933,905

Total Commercial Services & Supplies		4,529,352

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	382,900	8,020,103

Construction & Engineering - 0.8%
JGC Corp.	928,200	16,903,132
Kajima Corp.	2,506,000	17,382,038
Obayashi Corp.	1,669,400	15,987,652
Penta-Ocean Construction Co., Ltd.	643,000	3,114,802
Taikisha Ltd.	152,700	3,731,256
Toa Corp.	106,000	1,814,910
Toshiba Plant Systems & Services Corp.(a)	198,100	2,615,630
Toyo Engineering Corp.	923,000	2,469,036

Total Construction & Engineering		64,018,456

Construction Materials - 0.1%
Taiheiyo Cement Corp.	3,572,000	11,331,419

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	144,382	3,089,788

Electrical Equipment - 2.0%
Chiyoda Integre Co., Ltd.	35,200	710,730
Daihen Corp.	370,000	2,290,393
Fuji Electric Co., Ltd.	2,371,869	12,323,510
Fujikura Ltd.	913,977	4,975,997
Furukawa Electric Co., Ltd.	168,581	4,943,173
GS Yuasa Corp.	1,565,920	6,524,946
Mabuchi Motor Co., Ltd.	203,900	10,663,952
Mitsubishi Electric Corp.	5,745,614	80,271,600
Nidec Corp.	375,658	32,481,767
Nippon Carbon Co., Ltd.(a)	860,000	1,673,769
Nissin Electric Co., Ltd.	250,700	2,772,778
Sanyo Denki Co., Ltd.	283,000	1,982,347

Total Electrical Equipment		161,614,962

Electronic Equipment, Instruments & Components - 5.0%
Alps Electric Co., Ltd.(a)	258,600	6,265,732
Amano Corp.	288,733	5,082,255
Anritsu Corp.	702,600	3,795,070
Canon Electronics, Inc.	149,900	2,264,533
Citizen Watch Co., Ltd.	1,434,585	8,597,547
Dexerials Corp.	652,100	6,211,541
Enplas Corp.	96,500	2,854,418
Hakuto Co., Ltd.	86,419	770,573
Hamamatsu Photonics K.K.	258,300	6,809,898
Hirose Electric Co., Ltd.	63,500	7,888,841
Hitachi High-Technologies Corp.	382,219	15,451,302
Hitachi Ltd.	15,072,028	81,669,496
Horiba Ltd.	90,400	4,193,115
Ibiden Co., Ltd.	548,001	7,390,625
Iriso Electronics Co., Ltd.(a)	12,900	739,924
Japan Aviation Electronics Industry Ltd.(a)	291,000	4,106,709
Keyence Corp.	21,910	15,065,649
Kyocera Corp.	930,018	46,343,419
Marubun Corp.	47,800	281,140
Murata Manufacturing Co., Ltd.	464,956	62,387,460
Nippon Electric Glass Co., Ltd.	2,358,301	12,778,722
Oki Electric Industry Co., Ltd.	371,430	5,229,031
Omron Corp.	561,500	21,591,525
Ryosan Co., Ltd.	253,645	7,676,657
Sanshin Electronics Co., Ltd.	166,854	1,613,678
Satori Electric Co., Ltd.	67,800	423,768
Shimadzu Corp.	491,000	7,838,488
Siix Corp.(a)	60,900	2,059,849
Sumida Corp.	143,700	1,305,972
Tabuchi Electric Co., Ltd.(a)	305,500	1,042,474
Taiyo Yuden Co., Ltd.	196,000	2,357,680
TDK Corp.	304,868	21,015,465
Topcon Corp.(a)	300,700	4,542,662
Vitec Holdings Co., Ltd.	33,400	357,095
Yaskawa Electric Corp.	548,300	8,546,400
Yokogawa Electric Corp.	773,538	11,228,189

Total Electronic Equipment, Instruments & Components		397,776,902

Energy Equipment & Services - 0.0%
Modec, Inc.(a)	128,500	2,058,027

Food & Staples Retailing - 1.0%
Ministop Co., Ltd.(a)	187,200	3,277,425
Seven & I Holdings Co., Ltd.	1,980,024	75,595,206

Total Food & Staples Retailing		78,872,631

Food Products - 0.6%
Ajinomoto Co., Inc.	852,013	17,195,856
Fuji Oil Holdings, Inc.	130,500	2,568,937
Kikkoman Corp.	262,000	8,401,252
Nippon Suisan Kaisha Ltd.	388,000	1,869,559
Nisshin Oillio Group Ltd. (The)	1,073,909	4,953,599
Sakata Seed Corp.	60,439	1,712,615
Toyo Suisan Kaisha Ltd.	166,600	6,049,222
Yakult Honsha Co., Ltd.	203,087	9,437,403

Total Food Products		52,188,443

Health Care Equipment & Supplies - 1.1%
Asahi Intecc Co., Ltd.	46,600	1,891,808
Hoya Corp.	1,050,757	44,242,874
Nihon Kohden Corp.	130,000	2,883,440
Nipro Corp.	630,600	6,909,648
Olympus Corp.	184,400	6,387,242
Sysmex Corp.	182,560	10,596,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Investments	Shares	Value
Terumo Corp.	422,156	$15,617,981

Total Health Care Equipment & Supplies		88,529,565

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	183,900	8,277,747

Health Care Technology - 0.0%
M3, Inc.	127,500	3,219,338

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	101,400	2,284,728

Household Durables - 2.2%
Alpine Electronics, Inc.	246,900	3,223,978
Casio Computer Co., Ltd.	834,957	11,833,360
Foster Electric Co., Ltd.	152,496	2,893,417
Fujitsu General Ltd.	157,000	3,330,201
JVC Kenwood Corp.(a)	598,900	1,638,008
Nikon Corp.	706,800	11,010,894
Panasonic Corp.	8,113,470	82,745,082
Rinnai Corp.	78,000	6,306,340
Sekisui Chemical Co., Ltd.	1,452,900	23,219,493
Sony Corp.	1,039,300	29,182,557
Zojirushi Corp.(a)	80,100	1,077,523

Total Household Durables		176,460,853

Household Products - 0.3%
Lion Corp.(a)	241,000	3,967,248
Pigeon Corp.	190,900	4,892,186
Unicharm Corp.	583,800	12,801,205

Total Household Products		21,660,639

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	811,400	7,847,209

Insurance - 1.4%
Tokio Marine Holdings, Inc.	2,785,200	114,526,679

Internet Software & Services - 0.0%
Gree, Inc.	585,500	3,097,299

IT Services - 0.6%
Fujitsu Ltd.	4,982,328	27,744,862
NTT Data Corp.	494,100	23,935,054

Total IT Services		51,679,916

Leisure Products - 0.4%
Shimano, Inc.	105,900	16,652,000
Tomy Co., Ltd.	152,600	1,623,669
Yamaha Corp.	369,307	11,303,862

Total Leisure Products		29,579,531

Machinery - 8.7%
Amada Holdings Co., Ltd.	1,664,193	18,620,241
Daifuku Co., Ltd.	306,700	6,555,520
DMG Mori Co., Ltd.(a)	356,500	4,334,179
Ebara Corp.	294,431	8,406,184
FANUC Corp.	721,889	122,640,979
Furukawa Co., Ltd.	2,084,000	3,805,822
Glory Ltd.	88,100	2,787,234
Hino Motors Ltd.	2,654,610	27,084,373
Hitachi Construction Machinery Co., Ltd.	720,600	15,637,147
Hitachi Koki Co., Ltd.(a)	394,200	4,975,028
Hitachi Zosen Corp.	945,500	4,953,063
Hoshizaki Corp.	57,169	4,533,916
Japan Steel Works Ltd. (The)	138,900	2,467,534
JTEKT Corp.	1,420,278	22,771,208
Juki Corp.	152,700	1,383,838
Kato Works Co., Ltd.	69,800	1,816,290
Kawasaki Heavy Industries Ltd.	7,965,510	25,064,022
Kito Corp.	89,200	967,445
Kitz Corp.	488,800	2,677,954
Komatsu Ltd.	3,776,306	85,718,439
Kubota Corp.	3,017,902	43,172,028
Kurita Water Industries Ltd.	322,700	7,121,617
Makino Milling Machine Co., Ltd.	562,000	4,408,882
Makita Corp.	265,469	17,821,600
Meidensha Corp.(a)	853,000	2,939,992
Minebea Co., Ltd.	1,278,301	12,011,985
Mitsubishi Heavy Industries Ltd.	12,116,198	55,327,192
Mitsui Engineering & Shipbuilding Co., Ltd.	3,649,315	5,663,189
Nabtesco Corp.	288,000	6,713,868
Nachi-Fujikoshi Corp.(a)	900,000	3,912,205
NGK Insulators Ltd.	677,975	13,177,600
Nissei ASB Machine Co., Ltd.	61,700	1,247,384
Nitta Corp.	109,300	2,984,700
NSK Ltd.	2,740,266	31,811,379
NTN Corp.	2,052,000	8,321,653
Obara Group, Inc.(a)	77,600	3,466,335
Oiles Corp.	130,900	2,360,207
OKUMA Corp.(a)	558,000	5,334,334
OSG Corp.(a)	416,024	8,210,977
Ryobi Ltd.	655,000	2,577,657
Shima Seiki Manufacturing Ltd.	123,900	4,201,350
Shinmaywa Industries Ltd.	300,000	2,703,305
SMC Corp.	67,451	16,137,696
Sodick Co., Ltd.	292,800	2,430,063
Star Micronics Co., Ltd.	426,800	5,825,572
Sumitomo Heavy Industries Ltd.	2,664,186	17,200,086
Tadano Ltd.	463,200	5,845,847
Takeuchi Manufacturing Co., Ltd.	91,500	2,042,834
THK Co., Ltd.	436,679	9,681,930
Toshiba Machine Co., Ltd.	1,413,000	5,681,802
Tsubaki Nakashima Co., Ltd.(a)	252,000	3,677,318
Tsubakimoto Chain Co.	723,000	5,888,884
Tsugami Corp.	865,000	4,976,336
Yushin Precision Equipment Co., Ltd.(a)	86,000	2,133,133

Total Machinery		694,211,356

Marine - 0.0%
NS United Kaiun Kaisha Ltd.	719,000	1,232,906

Media - 0.3%
Dentsu, Inc.	520,800	24,558,666

Metals & Mining - 2.3%
Aichi Steel Corp.	91,000	3,830,840
Daido Steel Co., Ltd.	1,355,000	5,622,840
Hitachi Metals Ltd.	1,313,518	17,838,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Investments	Shares	Value
JFE Holdings, Inc.	1,626,062	$24,815,796
Mitsubishi Materials Corp.	599,200	18,443,246
Mitsui Mining & Smelting Co., Ltd.	2,283,000	5,793,870
Nippon Steel & Sumitomo Metal Corp.	2,621,300	58,590,724
Nisshin Steel Co., Ltd.	468,200	5,784,509
Sanyo Special Steel Co., Ltd.	963,000	4,574,116
Sumitomo Metal Mining Co., Ltd.	2,072,000	26,771,587
Tokyo Rope Manufacturing Co., Ltd.	55,600	936,240
Topy Industries Ltd.	62,700	1,620,787
Toyo Kohan Co., Ltd.	346,200	1,098,247
UACJ Corp.	1,195,000	3,288,850
Yamato Kogyo Co., Ltd.	152,700	4,287,671

Total Metals & Mining		183,297,986

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	33,800	6,639,156

Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co., Ltd.	443,400	11,803,978
TonenGeneral Sekiyu K.K.	2,692,000	28,435,238

Total Oil, Gas & Consumable Fuels		40,239,216

Paper & Forest Products - 0.2%
Oji Holdings Corp.	3,357,000	13,700,279

Personal Products - 0.7%
Kao Corp.	852,580	40,503,672
Mandom Corp.	76,500	3,305,697
Shiseido Co., Ltd.	388,922	9,865,184

Total Personal Products		53,674,553

Pharmaceuticals - 6.8%
Astellas Pharma, Inc.	5,866,204	81,654,582
Chugai Pharmaceutical Co., Ltd.	1,151,900	33,134,347
Daiichi Sankyo Co., Ltd.	2,591,721	53,141,002
Eisai Co., Ltd.	905,277	52,064,973
Hisamitsu Pharmaceutical Co., Inc.	166,700	8,361,084
Kyowa Hakko Kirin Co., Ltd.	969,870	13,437,732
Mitsubishi Tanabe Pharma Corp.	1,679,600	33,020,301
Otsuka Holdings Co., Ltd.(a)	1,436,600	62,730,774
Santen Pharmaceutical Co., Ltd.	857,000	10,507,223
Shionogi & Co., Ltd.	461,677	22,162,554
Sumitomo Dainippon Pharma Co., Ltd.(a)	615,600	10,608,788
Takeda Pharmaceutical Co., Ltd.	3,997,463	165,711,267

Total Pharmaceuticals		546,534,627

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	979,700	39,394,633
Weathernews, Inc.	53,900	1,661,341

Total Professional Services		41,055,974

Road & Rail - 0.3%
Hitachi Transport System Ltd.	181,200	3,686,609
Nippon Express Co., Ltd.	3,397,000	18,319,655

Total Road & Rail		22,006,264

Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp.	417,300	7,041,166
Disco Corp.	130,400	15,831,131
Lasertec Corp.	80,600	1,577,655
MegaChips Corp.(a)	216,800	4,808,690
Micronics Japan Co., Ltd.(a)	186,900	1,855,620
SCREEN Holdings Co., Ltd.	69,460	4,317,615
Shindengen Electric Manufacturing Co., Ltd.	784,000	2,923,994
Sumco Corp.(a)	962,800	12,464,766
Tokyo Electron Ltd.	642,153	60,810,048
Tokyo Seimitsu Co., Ltd.	166,600	4,949,363

Total Semiconductors & Semiconductor Equipment		116,580,048

Software - 0.5%
Capcom Co., Ltd.	152,500	3,595,619
Konami Holdings Corp.	99,700	4,034,672
Nexon Co., Ltd.	400,700	5,819,743
Square Enix Holdings Co., Ltd.	234,000	6,028,808
Trend Micro, Inc.	563,008	20,056,572

Total Software		39,535,414

Specialty Retail - 0.9%
ABC-Mart, Inc.	166,800	9,467,278
Fast Retailing Co., Ltd.	151,200	54,226,399
Honeys Co., Ltd.	104,200	1,087,250
Sanrio Co., Ltd.(a)	226,300	4,280,171

Total Specialty Retail		69,061,098

Technology Hardware, Storage & Peripherals - 5.1%
Brother Industries Ltd.	1,073,843	19,417,284
Canon, Inc.(a)	8,225,997	232,388,735
FUJIFILM Holdings Corp.	1,028,295	39,100,513
Konica Minolta, Inc.	2,289,538	22,790,360
NEC Corp.	7,959,000	21,153,942
Ricoh Co., Ltd.	3,766,978	31,909,583
Riso Kagaku Corp.	152,700	2,585,695
Seiko Epson Corp.	1,664,200	35,314,399
Wacom Co., Ltd.(a)	1,147,100	3,009,496

Total Technology Hardware, Storage & Peripherals		407,670,007

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	294,092	5,887,640
Descente Ltd.	74,581	860,685
Kurabo Industries Ltd.	671,472	1,318,362
Seiko Holdings Corp.(a)	997,000	3,538,886
Seiren Co., Ltd.	115,310	1,420,675
Wacoal Holdings Corp.	218,000	2,547,554

Total Textiles, Apparel & Luxury Goods		15,573,802

Tobacco - 2.8%
Japan Tobacco, Inc.(a)	6,790,631	223,802,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Investments	Shares	Value
Trading Companies & Distributors - 7.4%
Hanwa Co., Ltd.	1,153,000	$7,562,438
Inabata & Co., Ltd.	99,286	1,097,266
ITOCHU Corp.	7,996,794	106,409,091
Kuroda Electric Co., Ltd.	241,987	4,794,718
Marubeni Corp.	9,628,878	54,717,883
MISUMI Group, Inc.	371,200	6,123,280
Mitsubishi Corp.	5,311,600	113,395,499
Mitsui & Co., Ltd.	11,360,989	156,531,996
Nagase & Co., Ltd.	207,900	2,723,635
Nippon Steel & Sumikin Bussan Corp.	118,400	4,588,400
Sojitz Corp.	5,302,221	12,910,625
Sumitomo Corp.	7,686,677	90,650,527
Toyota Tsusho Corp.	1,180,110	30,809,234

Total Trading Companies & Distributors		592,314,592

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,291,000	6,840,468

Wireless Telecommunication Services - 0.9%
SoftBank Group Corp.	1,031,800	68,692,305

TOTAL COMMON STOCKS (Cost: $8,013,433,820)		7,936,235,838

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%

United States - 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $505,475,129)(c)	505,475,129	505,475,129

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $8,518,908,949)		8,441,710,967
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.5)%		(441,580,271)

NET ASSETS - 100.0%		$8,000,130,696

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $490,564,607 and the total market value of the collateral held by the Fund was $515,319,655. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,844,526.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	48,167,200,639	USD	422,252,618	$9,278,805
1/5/2017	JPY	47,838,265,850	USD	422,252,618	12,099,012
1/5/2017	JPY	39,899,353,553	USD	351,877,181	9,789,870
1/5/2017	JPY	39,883,343,141	USD	351,877,181	9,927,139
1/5/2017	JPY	56,150,435,273	USD	492,628,054	11,207,938
1/5/2017	JPY	55,947,768,091	USD	492,628,054	12,945,557
1/5/2017	JPY	55,899,490,543	USD	492,628,054	13,359,476
1/5/2017	JPY	31,925,675,902	USD	281,501,745	7,778,798
1/5/2017	JPY	48,209,637,028	USD	422,252,618	8,914,966
1/5/2017	JPY	40,185,605,639	USD	351,877,181	7,335,614
1/5/2017	JPY	16,047,007,942	USD	140,750,881	3,167,755
1/5/2017	JPY	56,069,370,485	USD	493,086,601	12,361,514
1/5/2017	JPY	40,156,927,650	USD	351,877,181	7,581,492
1/5/2017	JPY	47,896,747,838	USD	422,252,618	11,597,602
1/5/2017	JPY	55,798,009,164	USD	492,628,054	14,229,553
1/5/2017	JPY	47,830,243,051	USD	422,252,618	12,167,797
1/5/2017	JPY	55,772,392,505	USD	492,628,054	14,449,184
1/5/2017	JPY	31,898,370,234	USD	281,501,745	8,012,910
1/5/2017	JPY	39,864,165,834	USD	351,877,181	10,091,561
1/5/2017	JPY	4,688,222,864	USD	41,058,600	862,922
1/5/2017	JPY	1,103,267,761	USD	9,660,847	201,699
1/5/2017	JPY	824,272,131	USD	7,245,635	178,527
1/5/2017	JPY	1,095,607,675	USD	9,660,847	267,374
1/5/2017	JPY	5,234,950,910	USD	45,889,023	1,005,833
1/5/2017	JPY	3,062,291,147	USD	26,567,329	311,993
1/5/2017	JPY	4,004,192,178	USD	33,812,965	(518,001)
1/5/2017	JPY	8,567,442,056	USD	72,456,353	(998,802)
1/5/2017	JPY	2,836,045,548	USD	24,152,118	(163,444)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	7,311,519,386	USD	62,795,506	$108,325
1/5/2017	USD	26,567,329	JPY	3,057,790,641	(350,579)
1/5/2017	USD	21,736,906	JPY	2,497,535,720	(323,645)
1/5/2017	USD	31,397,753	JPY	3,703,606,729	356,066
1/5/2017	USD	74,773,641	JPY	8,756,703,710	304,198
1/5/2017	USD	385,472,691	JPY	44,965,389,405	49,574
1/5/2017	USD	462,567,229	JPY	54,074,109,069	1,050,974
1/5/2017	USD	462,567,229	JPY	54,069,483,397	1,011,314
1/5/2017	USD	539,661,768	JPY	63,081,064,060	1,179,867
1/5/2017	USD	154,189,076	JPY	18,021,619,202	323,885
1/5/2017	USD	539,661,768	JPY	63,083,762,370	1,203,001
1/5/2017	USD	462,567,229	JPY	54,064,857,725	971,655
1/5/2017	USD	539,661,768	JPY	63,075,667,443	1,133,597
1/5/2017	USD	462,567,229	JPY	54,023,226,674	614,720
1/5/2017	USD	539,661,768	JPY	63,021,701,266	670,905
1/5/2017	USD	308,378,153	JPY	36,000,065,581	277,616
1/5/2017	USD	385,472,691	JPY	45,011,646,128	446,168
1/5/2017	USD	539,661,768	JPY	62,989,321,560	393,289
1/5/2017	USD	385,472,691	JPY	44,961,534,678	16,525
1/5/2017	USD	385,472,691	JPY	44,957,679,951	(16,525)
1/5/2017	USD	385,472,691	JPY	44,984,663,038	214,822
1/5/2017	USD	231,283,623	JPY	26,986,173,131	89,234
1/5/2017	USD	539,661,768	JPY	62,981,226,633	323,885
2/3/2017	JPY	8,932,336,669	USD	76,703,099	(7,282)
2/3/2017	JPY	8,932,605,129	USD	76,703,099	(9,587)
2/3/2017	JPY	8,932,957,964	USD	76,703,099	(12,617)
2/3/2017	JPY	8,932,382,690	USD	76,703,099	(7,677)
2/3/2017	JPY	44,892,149,593	USD	385,472,691	(58,442)
2/3/2017	JPY	62,973,833,268	USD	539,661,768	(1,153,798)
2/3/2017	JPY	62,980,147,309	USD	539,661,768	(1,208,023)
2/3/2017	JPY	53,974,657,115	USD	462,567,229	(963,943)
2/3/2017	JPY	53,983,445,892	USD	462,567,229	(1,039,421)
2/3/2017	JPY	17,991,398,143	USD	154,189,076	(319,990)
2/3/2017	JPY	62,970,433,399	USD	539,661,768	(1,124,600)
2/3/2017	JPY	35,941,473,732	USD	308,378,153	(285,104)
2/3/2017	JPY	62,923,212,993	USD	539,661,768	(719,074)
2/3/2017	JPY	53,936,032,751	USD	462,567,229	(632,239)
2/3/2017	JPY	62,887,325,486	USD	539,661,768	(410,874)
2/3/2017	JPY	53,979,282,788	USD	462,567,229	(1,003,668)
2/3/2017	JPY	44,940,333,680	USD	385,472,691	(472,244)
2/3/2017	JPY	44,891,571,384	USD	385,472,691	(53,476)
2/3/2017	JPY	44,886,367,502	USD	385,472,691	(8,786)
2/3/2017	JPY	26,945,351,572	USD	231,283,623	(121,467)
2/3/2017	JPY	44,914,892,482	USD	385,472,691	(253,757)
2/3/2017	JPY	62,886,785,825	USD	539,661,768	(406,240)
2/3/2017	USD	17,410,445	JPY	2,027,505,515	1,653

					$197,222,859

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Banks - 57.6%
77 Bank Ltd. (The)	70,419	$340,518
Akita Bank Ltd. (The)	15,300	49,586
Aomori Bank Ltd. (The)	56,000	188,211
Aozora Bank Ltd.	212,630	752,915
Awa Bank Ltd. (The)	59,000	361,178
Bank of Iwate Ltd. (The)	5,700	230,180
Bank of Kyoto Ltd. (The)	67,517	502,463
Bank of Nagoya Ltd. (The)	6,070	216,237
Bank of Okinawa Ltd. (The)	6,164	224,871
Chiba Bank Ltd. (The)	153,781	945,351
Chugoku Bank Ltd. (The)	37,250	535,907
Daishi Bank Ltd. (The)	63,650	286,503
Eighteenth Bank Ltd. (The)	58,000	173,550
Fukui Bank Ltd. (The)	59,000	149,226
Fukuoka Financial Group, Inc.	153,133	681,408
Gunma Bank Ltd. (The)	86,950	477,112
Hachijuni Bank Ltd. (The)	93,409	542,987
Hiroshima Bank Ltd. (The)	121,200	567,370
Hokkoku Bank Ltd. (The)	61,700	220,064
Hokuetsu Bank Ltd. (The)	6,000	136,117
Hokuhoku Financial Group, Inc.	24,880	430,257
Hyakugo Bank Ltd. (The)	59,990	244,311
Hyakujushi Bank Ltd. (The)	64,390	219,170
Iyo Bank Ltd. (The)	62,250	430,175
Japan Post Bank Co., Ltd.	71,886	864,715
Juroku Bank Ltd. (The)	66,750	234,642
Keiyo Bank Ltd. (The)	60,350	274,236
Kiyo Bank Ltd. (The)	18,420	295,642
Kyushu Financial Group, Inc.	81,300	552,758
Mebuki Financial Group, Inc.	161,762	600,531
Minato Bank Ltd. (The)	6,750	120,954
Mitsubishi UFJ Financial Group, Inc.	1,407,720	8,692,416
Mizuho Financial Group, Inc.	1,591,379	2,862,531
Musashino Bank Ltd. (The)	6,250	180,317
Nanto Bank Ltd. (The)	6,042	230,522
Nishi-Nippon Financial Holdings, Inc.*	30,534	320,171
North Pacific Bank Ltd.	61,900	255,805
Ogaki Kyoritsu Bank Ltd. (The)(a)	66,050	257,665
Oita Bank Ltd. (The)	54,800	205,321
Resona Holdings, Inc.	406,250	2,088,111
San-In Godo Bank Ltd. (The)	31,070	259,727
Senshu Ikeda Holdings, Inc.	55,430	256,156
Seven Bank Ltd.	141,870	407,480
Shiga Bank Ltd. (The)	59,340	323,576
Shinsei Bank Ltd.	375,350	630,759
Shizuoka Bank Ltd. (The)	121,740	1,024,981
Sumitomo Mitsui Financial Group, Inc.	214,040	8,184,665
Sumitomo Mitsui Trust Holdings, Inc.	72,061	2,584,397
Suruga Bank Ltd.	42,900	959,627
Toho Bank Ltd. (The)	60,000	224,804
Tokyo TY Financial Group, Inc.	6,300	220,110
TOMONY Holdings, Inc.	30,800	159,763
Yamagata Bank Ltd. (The)(a)	15,300	64,802
Yamaguchi Financial Group, Inc.	59,511	649,526
Yamanashi Chuo Bank Ltd. (The)	18,700	89,303

Total Banks		42,981,680

Capital Markets - 11.0%
Daiwa Securities Group, Inc.	309,330	1,910,322
Ichigo, Inc.(a)	37,400	138,845
Japan Exchange Group, Inc.	95,880	1,372,826
Matsui Securities Co., Ltd.	25,000	215,844
Nomura Holdings, Inc.	582,590	3,442,044
Okasan Securities Group, Inc.	59,700	369,558
SBI Holdings, Inc.	37,550	478,732
Tokai Tokyo Financial Holdings, Inc.	55,450	295,708

Total Capital Markets		8,223,879

Consumer Finance - 3.2%
Acom Co., Ltd.*	75,050	328,808
AEON Financial Service Co., Ltd.	24,350	433,617
Aiful Corp.*	74,100	219,819
Credit Saison Co., Ltd.	30,550	544,025
Hitachi Capital Corp.	8,850	218,300
J Trust Co., Ltd.	18,300	185,456
Jaccs Co., Ltd.	57,400	254,925
Orient Corp.*	105,600	191,943

Total Consumer Finance		2,376,893

Diversified Financial Services - 2.6%
Financial Products Group Co., Ltd.(a)	12,900	111,597
Fuyo General Lease Co., Ltd.	5,867	281,189
IBJ Leasing Co., Ltd.	12,032	269,452
Mitsubishi UFJ Lease & Finance Co., Ltd.	99,300	514,230
Tokyo Century Corp.	11,920	408,797
Zenkoku Hosho Co., Ltd.	11,900	383,114

Total Diversified Financial Services		1,968,379

Insurance - 24.6%
Dai-ichi Life Holdings, Inc.	215,140	3,589,509
Japan Post Holdings Co., Ltd.	90,159	1,127,809
Japan Post Insurance Co., Ltd.	12,567	269,689
MS&AD Insurance Group Holdings, Inc.	96,660	3,003,351
Sompo Holdings, Inc.	77,700	2,638,076
Sony Financial Holdings, Inc.	31,400	491,050
T&D Holdings, Inc.	121,910	1,615,398
Tokio Marine Holdings, Inc.	136,840	5,626,824

Total Insurance		18,361,706

Professional Services - 0.5%
Nihon M&A Center, Inc.	12,400	345,523

TOTAL COMMON STOCKS (Cost: $77,114,973)		74,258,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $113,300)(c)	113,300	$113,300

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $77,228,273)		74,371,360
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		273,088

NET ASSETS - 100.0%		$74,644,448

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $107,832 and the total market value of the collateral held by the Fund was $113,300.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	410,741,997	USD	3,612,227	$90,625
1/5/2017	JPY	312,946,014	USD	2,752,173	69,050
1/5/2017	JPY	410,749,944	USD	3,612,227	90,557
1/5/2017	JPY	410,689,258	USD	3,612,227	91,078
1/5/2017	JPY	410,783,899	USD	3,612,227	90,266
1/5/2017	JPY	390,758,310	USD	3,440,216	89,950
1/5/2017	JPY	1,690,626,533	USD	14,907,603	412,584
1/5/2017	JPY	131,897,919	USD	1,146,739	15,879
1/5/2017	JPY	131,768,682	USD	1,146,739	16,987
1/5/2017	JPY	3,641,660,373	USD	30,961,945	(260,761)
1/5/2017	JPY	134,655,024	USD	1,146,739	(7,760)
1/5/2017	JPY	134,756,166	USD	1,146,739	(8,627)
1/5/2017	USD	98,003	JPY	11,477,082	399
1/5/2017	USD	17,749,949	JPY	2,070,325,651	517
1/5/2017	USD	18,459,947	JPY	2,153,131,298	475
1/5/2017	USD	16,329,955	JPY	1,904,676,960	280
1/5/2017	USD	18,459,947	JPY	2,153,075,918	—
2/3/2017	JPY	2,174,600,716	USD	18,673,570	(1,773)
2/3/2017	JPY	2,261,596,420	USD	19,420,513	(1,944)
2/3/2017	JPY	2,000,711,988	USD	17,179,687	(2,310)
2/3/2017	JPY	2,261,848,887	USD	19,420,513	(4,112)

					$681,360

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Biotechnology - 0.9%
PeptiDream, Inc.*(a)	800	$41,703
Takara Bio, Inc.	1,300	17,499

Total Biotechnology		59,202

Food & Staples Retailing - 6.3%
Ain Holdings, Inc.	475	31,521
Cocokara fine, Inc.(a)	550	20,253
Cosmos Pharmaceutical Corp.	260	48,039
Create SD Holdings Co., Ltd.	700	15,022
Kusuri no Aoki Holdings Co., Ltd.	400	17,833
Matsumotokiyoshi Holdings Co., Ltd.	1,070	52,842
Sugi Holdings Co., Ltd.	850	40,520
Sundrug Co., Ltd.	860	59,651
Tsuruha Holdings, Inc.	835	79,466
Welcia Holdings Co., Ltd.	600	36,730

Total Food & Staples Retailing		401,877

Health Care Equipment & Supplies - 21.2%
Asahi Intecc Co., Ltd.	1,300	52,776
CYBERDYNE, Inc.*	1,500	21,246
Hogy Medical Co., Ltd.	380	23,490
Hoya Corp.	9,100	383,162
Nagaileben Co., Ltd.	100	2,187
Nakanishi, Inc.	560	21,702
Nihon Kohden Corp.	1,900	42,143
Nikkiso Co., Ltd.	1,550	14,764
Nipro Corp.	3,525	38,624
Olympus Corp.	6,840	236,924
Paramount Bed Holdings Co., Ltd.	550	22,022
Sysmex Corp.	3,610	209,540
Terumo Corp.	8,030	297,076

Total Health Care Equipment & Supplies		1,365,656

Health Care Providers & Services - 5.8%
Alfresa Holdings Corp.	4,940	81,913
As One Corp.	400	16,685
BML, Inc.	700	16,721
Medipal Holdings Corp.	4,550	71,896
Miraca Holdings, Inc.	1,420	63,917
Ship Healthcare Holdings, Inc.	1,080	27,779
Suzuken Co., Ltd.	1,950	63,866
Toho Holdings Co., Ltd.	1,550	30,991

Total Health Care Providers & Services		373,768

Health Care Technology - 1.6%
M3, Inc.	4,050	102,261

Pharmaceuticals - 63.7%
Astellas Pharma, Inc.	44,060	613,293
Chugai Pharmaceutical Co., Ltd.	4,900	140,948
Daiichi Sankyo Co., Ltd.	15,752	322,981
Eisai Co., Ltd.	6,610	380,159
Hisamitsu Pharmaceutical Co., Inc.	2,010	100,815
Kaken Pharmaceutical Co., Ltd.	1,000	53,157
KYORIN Holdings, Inc.	1,350	29,018
Kyowa Hakko Kirin Co., Ltd.	6,020	83,408
Mitsubishi Tanabe Pharma Corp.	5,950	116,975
Mochida Pharmaceutical Co., Ltd.	470	32,681
Nichi-iko Pharmaceutical Co., Ltd.(a)	1,140	16,342
Nippon Shinyaku Co., Ltd.	1,328	65,583
Ono Pharmaceutical Co., Ltd.	12,500	273,878
Otsuka Holdings Co., Ltd.	12,945	565,258
Rohto Pharmaceutical Co., Ltd.(a)	2,621	41,303
Santen Pharmaceutical Co., Ltd.	9,600	117,701
Sawai Pharmaceutical Co., Ltd.	930	50,074
Seikagaku Corp.	1,150	17,077
Shionogi & Co., Ltd.	6,150	295,227
Sosei Group Corp.*	280	32,289
Sumitomo Dainippon Pharma Co., Ltd.	4,000	68,933
Takeda Pharmaceutical Co., Ltd.	14,847	615,469
Tsumura & Co.	1,845	50,936
ZERIA Pharmaceutical Co., Ltd.	1,250	19,334

Total Pharmaceuticals		4,102,839

TOTAL COMMON STOCKS (Cost: $7,020,315)		6,405,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $65,432)(c)	65,432	65,432

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $7,085,747)		6,471,035
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(31,718)

NET ASSETS - 100.0%		$6,439,317

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $62,336 and the total market value of the collateral held by the Fund was $65,432.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	172,184,990	USD	1,514,264	$37,992
1/5/2017	JPY	225,992,715	USD	1,987,469	49,863
1/5/2017	JPY	225,997,087	USD	1,987,469	49,825
1/5/2017	JPY	225,963,697	USD	1,987,469	50,111
1/5/2017	JPY	226,015,769	USD	1,987,469	49,665
1/5/2017	JPY	181,427,602	USD	1,577,357	21,841
1/5/2017	USD	3,154,713	JPY	362,452,547	(47,133)
1/5/2017	USD	1,577,357	JPY	185,524,471	13,285
1/5/2017	USD	72,829	JPY	8,528,967	296
1/5/2017	USD	1,559,149	JPY	181,856,644	45
1/5/2017	USD	1,621,515	JPY	189,130,266	42
1/5/2017	USD	1,434,419	JPY	167,306,328	25
1/5/2017	USD	1,621,515	JPY	189,125,402	—
2/3/2017	JPY	186,012,646	USD	1,597,314	(152)
2/3/2017	JPY	193,454,083	USD	1,661,206	(166)
2/3/2017	JPY	171,138,641	USD	1,469,531	(198)
2/3/2017	JPY	193,475,679	USD	1,661,206	(352)

					$224,989

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Airlines - 0.3%
ANA Holdings, Inc.	16,000	$43,184

Auto Components - 6.5%
Aisin Seiki Co., Ltd.	1,781	77,418
Bridgestone Corp.	7,692	277,911
Calsonic Kansei Corp.	1,000	15,338
Daikyonishikawa Corp.	200	2,576
Denso Corp.	7,264	315,322
FCC Co., Ltd.	200	3,606
Koito Manufacturing Co., Ltd.	300	15,921
NGK Spark Plug Co., Ltd.	1,277	28,445
NHK Spring Co., Ltd.	1,368	13,066
Nifco, Inc.	300	15,870
NOK Corp.	1,116	22,639
Stanley Electric Co., Ltd.	576	15,778
Sumitomo Electric Industries Ltd.	4,791	69,276
Sumitomo Rubber Industries Ltd.	2,422	38,541
Topre Corp.	200	5,017
TS Tech Co., Ltd.	500	12,904
Yokohama Rubber Co., Ltd. (The)	1,500	26,956

Total Auto Components		956,584

Automobiles - 12.9%
Honda Motor Co., Ltd.	14,710	430,700
Isuzu Motors Ltd.	5,488	69,685
Mazda Motor Corp.	2,483	40,704
Nissan Motor Co., Ltd.	47,984	483,604
Suzuki Motor Corp.	1,658	58,482
Toyota Motor Corp.	12,711	749,571
Yamaha Motor Co., Ltd.(a)	2,415	53,296

Total Automobiles		1,886,042

Banks - 0.2%
Seven Bank Ltd.	6,800	19,531
Suruga Bank Ltd.	541	12,102

Total Banks		31,633

Beverages - 0.4%
Asahi Group Holdings Ltd.	1,974	62,452

Building Products - 1.2%
Aica Kogyo Co., Ltd.	448	11,849
Daikin Industries Ltd.	1,086	99,955
Nichias Corp.	1,000	9,671
Sanwa Holdings Corp.	1,674	16,003
TOTO Ltd.	800	31,723

Total Building Products		169,201

Capital Markets - 0.3%
Ichigo, Inc.(a)	1,500	5,569
Matsui Securities Co., Ltd.	3,800	32,808

Total Capital Markets		38,377

Chemicals - 5.6%
Air Water, Inc.	844	15,269
Asahi Kasei Corp.	11,383	99,498
Daicel Corp.	2,000	22,120
DIC Corp.	894	27,211
JSR Corp.	1,937	30,607
Kansai Paint Co., Ltd.	697	12,866
Kuraray Co., Ltd.	3,000	45,167
Mitsubishi Gas Chemical Co., Inc.	1,800	30,788
Nihon Parkerizing Co., Ltd.	531	6,242
Nippon Kayaku Co., Ltd.	1,000	12,372
Nippon Paint Holdings Co., Ltd.	1,059	28,919
Nissan Chemical Industries Ltd.	600	20,088
Nitto Denko Corp.	1,000	76,898
NOF Corp.	699	6,742
Shin-Etsu Chemical Co., Ltd.	2,270	176,466
Sumitomo Chemical Co., Ltd.	17,000	81,039
Taiyo Nippon Sanso Corp.	2,000	23,218
Toray Industries, Inc.	7,000	56,787
Tosoh Corp.	5,000	35,453
Zeon Corp.	1,554	15,375

Total Chemicals		823,125

Commercial Services & Supplies - 0.7%
Aeon Delight Co., Ltd.	200	5,599
Nissha Printing Co., Ltd.	100	2,414
Park24 Co., Ltd.	605	16,443
Secom Co., Ltd.	1,110	81,350

Total Commercial Services & Supplies		105,806

Construction & Engineering - 1.8%
COMSYS Holdings Corp.	786	14,428
Hazama Ando Corp.	700	4,627
JGC Corp.	2,001	36,440
Kajima Corp.	5,332	36,984
Kyowa Exeo Corp.	958	13,815
Kyudenko Corp.	200	5,384
Maeda Road Construction Co., Ltd.	790	13,242
Nippo Corp.	691	12,921
Obayashi Corp.	3,200	30,646
Shimizu Corp.	4,000	36,661
SHO-BOND Holdings Co., Ltd.	100	4,176
Taisei Corp.	6,000	42,080
Toshiba Plant Systems & Services Corp.	500	6,602

Total Construction & Engineering		258,006

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	1,664	6,291
Taiheiyo Cement Corp.	7,793	24,722

Total Construction Materials		31,013

Diversified Financial Services - 0.0%
Financial Products Group Co., Ltd.(a)	400	3,460

Diversified Telecommunication Services - 4.2%
Nippon Telegraph & Telephone Corp.	14,600	614,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2016

Investments	Shares	Value
Electric Utilities - 0.2%
Tohoku Electric Power Co., Inc.	2,600	$32,925

Electrical Equipment - 1.9%
Mabuchi Motor Co., Ltd.	400	20,920
Mitsubishi Electric Corp.	13,510	188,747
Nidec Corp.	838	72,459
Nissin Electric Co., Ltd.	200	2,212

Total Electrical Equipment		284,338

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.	200	3,985
Alps Electric Co., Ltd.	536	12,987
Hamamatsu Photonics K.K.	600	15,819
Hirose Electric Co., Ltd.	230	28,574
Hitachi High-Technologies Corp.	900	36,383
Hitachi Ltd.	34,873	188,963
Horiba Ltd.	200	9,277
Keyence Corp.	68	46,758
Murata Manufacturing Co., Ltd.	1,081	145,048
Oki Electric Industry Co., Ltd.	800	11,262
Omron Corp.	1,200	46,144
Shimadzu Corp.	1,080	17,241
Taiyo Yuden Co., Ltd.	400	4,812
TDK Corp.	700	48,253
Topcon Corp.	600	9,064
Yaskawa Electric Corp.	1,040	16,211
Yokogawa Electric Corp.	1,545	22,426

Total Electronic Equipment, Instruments & Components		663,207

Food & Staples Retailing - 2.3%
FamilyMart UNY Holdings Co., Ltd.	577	38,488
Lawson, Inc.(a)	867	61,029
Matsumotokiyoshi Holdings Co., Ltd.	200	9,877
Seven & I Holdings Co., Ltd.	4,785	182,686
Sugi Holdings Co., Ltd.	200	9,534
Sundrug Co., Ltd.	225	15,606
Tsuruha Holdings, Inc.	100	9,517
Welcia Holdings Co., Ltd.	100	6,122

Total Food & Staples Retailing		332,859

Food Products - 1.4%
Ajinomoto Co., Inc.	1,869	37,721
Calbee, Inc.	400	12,552
Ezaki Glico Co., Ltd.	123	5,779
Kewpie Corp.	400	9,743
Kikkoman Corp.	672	21,548
MEIJI Holdings Co., Ltd.	400	31,414
NH Foods Ltd.	616	16,663
Nissin Foods Holdings Co., Ltd.	500	26,322
Toyo Suisan Kaisha Ltd.	500	18,155
Yakult Honsha Co., Ltd.	464	21,562

Total Food Products		201,459

Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co., Ltd.	100	4,060
Hoya Corp.	2,395	100,843
Nihon Kohden Corp.	433	9,604
Olympus Corp.	400	13,855
Sysmex Corp.	428	24,843
Terumo Corp.	962	35,590

Total Health Care Equipment & Supplies		188,795

Health Care Providers & Services - 0.1%
Ship Healthcare Holdings, Inc.	300	7,716

Health Care Technology - 0.0%
M3, Inc.	200	5,050

Hotels, Restaurants & Leisure - 0.4%
Ichibanya Co., Ltd.	100	3,198
Oriental Land Co., Ltd.	449	25,431
Resorttrust, Inc.	526	9,732
Skylark Co., Ltd.	1,200	15,885

Total Hotels, Restaurants & Leisure		54,246

Household Durables - 2.4%
Casio Computer Co., Ltd.	1,621	22,973
Haseko Corp.	822	8,379
Panasonic Corp.	16,700	170,315
Rinnai Corp.	96	7,762
Sekisui Chemical Co., Ltd.	2,875	45,947
Sekisui House Ltd.	5,255	87,655
Starts Corp., Inc.	200	3,392
Zojirushi Corp.	100	1,345

Total Household Durables		347,768

Household Products - 0.4%
Lion Corp.	1,000	16,462
Pigeon Corp.	518	13,275
Unicharm Corp.	1,300	28,505

Total Household Products		58,242

Insurance - 0.8%
Sompo Holdings, Inc.	3,637	123,484

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	1,310	12,866
Start Today Co., Ltd.	700	12,117

Total Internet & Catalog Retail		24,983

Internet Software & Services - 1.2%
COOKPAD, Inc.	200	1,843
DeNA Co., Ltd.	400	8,759
GMO Internet, Inc.	1,100	14,090
Kakaku.com, Inc.(a)	605	10,032
Mixi, Inc.	823	30,130
Yahoo Japan Corp.	29,314	112,848

Total Internet Software & Services		177,702

IT Services - 1.5%
Fujitsu Ltd.	11,000	61,255
Itochu Techno-Solutions Corp.	1,000	26,064
Nomura Research Institute Ltd.	1,430	43,647
NS Solutions Corp.	700	12,627
Obic Co., Ltd.	400	17,525
Otsuka Corp.	675	31,599
SCSK Corp.	649	22,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2016

Investments	Shares	Value
Transcosmos, Inc.	190	$4,451

Total IT Services		219,926

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	1,065	29,447
Heiwa Corp.	1,002	22,955
Shimano, Inc.	243	38,210
Yamaha Corp.	700	21,426

Total Leisure Products		112,038

Machinery - 8.7%
Daifuku Co., Ltd.	400	8,550
DMG Mori Co., Ltd.	1,000	12,158
Ebara Corp.	687	19,614
FANUC Corp.	1,761	299,174
Harmonic Drive Systems, Inc.(a)	100	2,483
Hino Motors Ltd.	5,788	59,054
Hitachi Construction Machinery Co., Ltd.	1,549	33,614
Hoshizaki Corp.	152	12,055
JTEKT Corp.	3,115	49,942
Kawasaki Heavy Industries Ltd.	20,319	63,935
Komatsu Ltd.	8,922	202,521
Kubota Corp.	6,919	98,978
Makita Corp.	599	40,212
Minebea Co., Ltd.	2,748	25,822
Mitsubishi Heavy Industries Ltd.	28,000	127,859
Nabtesco Corp.	625	14,570
NGK Insulators Ltd.	1,423	27,658
NSK Ltd.	6,362	73,856
OKUMA Corp.	1,000	9,560
OSG Corp.(a)	551	10,875
SMC Corp.	143	34,213
Tadano Ltd.	1,002	12,646
THK Co., Ltd.	948	21,019
Tsubakimoto Chain Co.	1,372	11,175

Total Machinery		1,271,543

Media - 0.4%
CyberAgent, Inc.	196	4,853
Daiichikosho Co., Ltd.	390	15,448
Hakuhodo DY Holdings, Inc.	1,313	16,211
Toho Co., Ltd.	548	15,528

Total Media		52,040

Metals & Mining - 1.2%
Dowa Holdings Co., Ltd.	2,350	18,013
Nippon Steel & Sumitomo Metal Corp.	6,400	143,051
UACJ Corp.	2,080	5,724
Yamato Kogyo Co., Ltd.	400	11,232

Total Metals & Mining		178,020

Multiline Retail - 0.4%
Don Quijote Holdings Co., Ltd.	200	7,416
Izumi Co., Ltd.	400	17,285
Marui Group Co., Ltd.	1,000	14,635
Ryohin Keikaku Co., Ltd.	112	22,000

Total Multiline Retail		61,336

Oil, Gas & Consumable Fuels - 0.0%
Nippon Gas Co., Ltd.	200	5,762

Paper & Forest Products - 0.2%
Oji Holdings Corp.	7,000	28,568

Personal Products - 1.1%
Kao Corp.	1,987	94,397
Kobayashi Pharmaceutical Co., Ltd.	288	12,346
Kose Corp.	200	16,650
Noevir Holdings Co., Ltd.	400	12,552
Shiseido Co., Ltd.	900	22,829

Total Personal Products		158,774

Pharmaceuticals - 4.7%
Astellas Pharma, Inc.	13,124	182,679
Chugai Pharmaceutical Co., Ltd.	2,535	72,919
Daiichi Sankyo Co., Ltd.	5,600	114,823
Hisamitsu Pharmaceutical Co., Inc.	333	16,702
Kaken Pharmaceutical Co., Ltd.	300	15,947
KYORIN Holdings, Inc.	653	14,036
Mochida Pharmaceutical Co., Ltd.	59	4,103
Ono Pharmaceutical Co., Ltd.	1,200	26,292
Otsuka Holdings Co., Ltd.	3,500	152,832
Rohto Pharmaceutical Co., Ltd.	560	8,825
Sawai Pharmaceutical Co., Ltd.	197	10,607
Shionogi & Co., Ltd.	1,095	52,565
Tsumura & Co.	478	13,196

Total Pharmaceuticals		685,526

Professional Services - 0.8%
Meitec Corp.	411	15,769
Nihon M&A Center, Inc.	200	5,573
Recruit Holdings Co., Ltd.	2,300	92,485
Temp Holdings Co., Ltd.	467	7,259

Total Professional Services		121,086

Real Estate Management & Development - 2.3%
Aeon Mall Co., Ltd.	1,000	14,095
Daikyo, Inc.	4,000	8,025
Daito Trust Construction Co., Ltd.	661	99,630
Daiwa House Industry Co., Ltd.	4,700	128,788
Hulic Co., Ltd.	2,892	25,762
Kenedix, Inc.(a)	700	2,497
Leopalace21 Corp.	1,400	7,754
Open House Co., Ltd.	100	2,384
Sumitomo Real Estate Sales Co., Ltd.	400	9,346
Sumitomo Realty & Development Co., Ltd.	924	24,606
Tokyo Tatemono Co., Ltd.	1,000	13,401

Total Real Estate Management & Development		336,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2016

Investments	Shares	Value
Road & Rail - 1.3%
Central Japan Railway Co.	378	$62,322
East Japan Railway Co.	1,497	129,633

Total Road & Rail		191,955

Semiconductors & Semiconductor Equipment - 1.4%
Disco Corp.	344	41,763
Sumco Corp.	2,300	29,777
Tokyo Electron Ltd.	1,400	132,576

Total Semiconductors & Semiconductor Equipment		204,116

Software - 0.8%
Capcom Co., Ltd.	200	4,715
GungHo Online Entertainment, Inc.	4,991	10,655
Konami Holdings Corp.	219	8,862
Nexon Co., Ltd.	638	9,266
Oracle Corp.	600	30,300
Square Enix Holdings Co., Ltd.	485	12,496
Trend Micro, Inc.	1,211	43,141

Total Software		119,435

Specialty Retail - 2.4%
ABC-Mart, Inc.	356	20,206
Fast Retailing Co., Ltd.	423	151,705
Hikari Tsushin, Inc.	377	35,200
K’s Holdings Corp.	622	10,916
Nitori Holdings Co., Ltd.	200	22,909
Sanrio Co., Ltd.	991	18,743
Shimamura Co., Ltd.	170	21,266
T-Gaia Corp.	682	11,127
USS Co., Ltd.	1,825	29,135
Yamada Denki Co., Ltd.	5,800	31,329

Total Specialty Retail		352,536

Technology Hardware, Storage & Peripherals - 5.1%
Brother Industries Ltd.	2,413	43,632
Canon, Inc.	18,593	525,262
Konica Minolta, Inc.	5,000	49,771
NEC Corp.	18,176	48,309
Seiko Epson Corp.	3,700	78,514

Total Technology Hardware, Storage & Peripherals		745,488

Tobacco - 3.5%
Japan Tobacco, Inc.	15,373	506,656

Trading Companies & Distributors - 2.8%
ITOCHU Corp.	18,499	246,156
Marubeni Corp.	22,855	129,878
MISUMI Group, Inc.	700	11,547
Nippon Steel & Sumikin Bussan Corp.	400	15,501
Trusco Nakayama Corp.	200	4,198

Total Trading Companies & Distributors		407,280

Transportation Infrastructure - 0.1%
Japan Airport Terminal Co., Ltd.(a)	200	7,245

Wireless Telecommunication Services - 8.4%
KDDI Corp.	17,387	441,179
NTT DOCOMO, Inc.	27,746	633,494
SoftBank Group Corp.	2,295	152,790

Total Wireless Telecommunication Services		1,227,463

TOTAL COMMON STOCKS (Cost: $14,732,285)		14,519,607

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $108,838)(c)	108,838	108,838

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $14,841,123)		14,628,445
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.0)%		(4,709)

NET ASSETS - 100.0%		$14,623,736

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $109,350 and the total market value of the collateral held by the Fund was $114,822. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,984.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	216,899,117	USD	1,907,498	$47,858
1/5/2017	JPY	284,679,759	USD	2,503,586	62,811
1/5/2017	JPY	284,685,267	USD	2,503,586	62,764
1/5/2017	JPY	284,643,207	USD	2,503,586	63,125
1/5/2017	JPY	284,708,801	USD	2,503,586	62,562
1/5/2017	JPY	280,193,044	USD	2,384,368	(17,939)
1/5/2017	USD	144,336	JPY	16,903,116	587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	USD	3,540,468	JPY	412,954,522	$103
1/5/2017	USD	3,682,087	JPY	429,471,263	95
1/5/2017	USD	3,257,232	JPY	379,913,768	56
1/5/2017	USD	3,682,087	JPY	429,460,217	—
2/3/2017	JPY	425,819,077	USD	3,656,562	(347)
2/3/2017	JPY	442,854,066	USD	3,802,824	(381)
2/3/2017	JPY	391,769,252	USD	3,364,039	(452)
2/3/2017	JPY	442,903,502	USD	3,802,824	(805)

					$280,037

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 98.8%

Japan - 98.8%

Building Products - 5.2%
LIXIL Group Corp.	6,979	$158,805
Nichias Corp.	3,563	34,459
Nichiha Corp.	800	19,823
Takara Standard Co., Ltd.(a)	1,443	23,692
TOTO Ltd.	3,941	156,275

Total Building Products		393,054

Construction & Engineering - 14.0%
Hazama Ando Corp.	4,206	27,803
Kajima Corp.	24,139	167,432
Kumagai Gumi Co., Ltd.	9,039	23,249
Maeda Corp.	4,118	36,013
Maeda Road Construction Co., Ltd.	1,775	29,752
Nippo Corp.	1,597	29,863
Nishimatsu Construction Co., Ltd.	7,858	38,133
Obayashi Corp.	17,283	165,517
Okumura Corp.	5,024	28,343
Penta-Ocean Construction Co., Ltd.	7,291	35,319
Raito Kogyo Co., Ltd.	1,322	13,601
Shimizu Corp.	17,948	164,500
SHO-BOND Holdings Co., Ltd.(a)	569	23,758
Sumitomo Mitsui Construction Co., Ltd.	19,446	20,507
Taisei Corp.	28,209	197,839
Toda Corp.	5,906	31,243
Tokyu Construction Co., Ltd.	2,309	18,649
Totetsu Kogyo Co., Ltd.	760	19,744

Total Construction & Engineering		1,071,265

Construction Materials - 1.8%
Sumitomo Osaka Cement Co., Ltd.	9,747	36,854
Taiheiyo Cement Corp.	32,791	104,022

Total Construction Materials		140,876

Equity Real Estate Investment Trusts (REITs) - 30.3%
Activia Properties, Inc.	15	70,862
Advance Residence Investment Corp.	35	92,725
AEON REIT Investment Corp.(a)	25	27,415
Comforia Residential REIT, Inc.(a)	11	24,757
Daiwa House REIT Investment Corp.	18	45,619
Daiwa Office Investment Corp.	8	40,468
Frontier Real Estate Investment Corp.	12	51,391
Fukuoka REIT Corp.	17	26,935
Global One Real Estate Investment Corp.	4	15,021
GLP J-REIT	71	81,936
Hankyu REIT, Inc.(a)	14	17,537
Heiwa Real Estate REIT, Inc.(a)	22	15,788
Hoshino Resorts REIT, Inc.	4	20,920
Hulic REIT, Inc.	24	40,352
Ichigo Office REIT Investment(a)	35	22,806
Industrial & Infrastructure Fund Investment Corp.	8	38,205
Invesco Office J-Reit, Inc.	20	16,530
Invincible Investment Corp.	92	41,569
Japan Excellent, Inc.	31	39,416
Japan Hotel REIT Investment Corp.	98	66,042
Japan Logistics Fund, Inc.	22	46,477
Japan Prime Realty Investment Corp.(a)	21	82,912
Japan Real Estate Investment Corp.	32	174,767
Japan Rental Housing Investments, Inc.	36	24,199
Japan Retail Fund Investment Corp.	61	123,742
Kenedix Office Investment Corp.	10	57,616
Kenedix Residential Investment Corp.	9	24,422
Kenedix Retail REIT Corp.	10	22,840
LaSalle Logiport REIT	24	22,779
MCUBS MidCity Investment Corp.	7	20,225
Mori Hills REIT Investment Corp.	33	44,675
Mori Trust Sogo REIT, Inc.	25	39,525
Nippon Accommodations Fund, Inc.	12	52,574
Nippon Building Fund, Inc.	34	188,605
Nippon Prologis REIT, Inc.	46	94,220
NIPPON REIT Investment Corp.	9	21,992
Nomura Real Estate Master Fund, Inc.	95	144,005
Orix JREIT, Inc.	63	99,657
Premier Investment Corp.	30	35,547
Sekisui House REIT, Inc.	18	23,165
Sekisui House SI Residential Investment Corp.	28	31,184
Tokyu REIT, Inc.	23	29,205
United Urban Investment Corp.	73	111,345

Total Equity Real Estate Investment Trusts (REITs)		2,311,972

Household Durables - 9.1%
Haseko Corp.	7,376	75,192
Iida Group Holdings Co., Ltd.	4,629	87,988
PanaHome Corp.	2,045	16,587
Sekisui Chemical Co., Ltd.	10,968	175,285
Sekisui House Ltd.	15,533	259,094
Starts Corp., Inc.	900	15,263
Sumitomo Forestry Co., Ltd.	3,915	51,961
Token Corp.	191	13,608

Total Household Durables		694,978

Real Estate Management & Development - 36.6%
Aeon Mall Co., Ltd.	2,867	40,411
Daibiru Corp.	1,400	12,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2016

Investments	Shares	Value
Daito Trust Construction Co., Ltd.	1,872	$282,160
Daiwa House Industry Co., Ltd.	16,085	440,757
Hulic Co., Ltd.	10,895	97,054
Kenedix, Inc.(a)	6,103	21,768
Leopalace21 Corp.	6,767	37,480
Mitsubishi Estate Co., Ltd.	34,522	688,901
Mitsui Fudosan Co., Ltd.	23,801	551,993
Nomura Real Estate Holdings, Inc.	3,079	52,480
NTT Urban Development Corp.	2,539	22,400
Open House Co., Ltd.	900	21,452
Relo Group, Inc.	278	39,709
Sumitomo Realty & Development Co., Ltd.	11,462	305,234
Takara Leben Co., Ltd.(a)	1,800	10,510
TOC Co., Ltd.	1,000	7,999
Tokyo Tatemono Co., Ltd.	5,248	70,327
Tokyu Fudosan Holdings Corp.	12,937	76,534
Unizo Holdings Co., Ltd.	457	12,088

Total Real Estate Management & Development		2,791,272

Transportation Infrastructure - 1.8%
Kamigumi Co., Ltd.	6,410	61,223
Mitsubishi Logistics Corp.	4,150	58,816
Sumitomo Warehouse Co., Ltd. (The)	3,803	20,150

Total Transportation Infrastructure		140,189

TOTAL COMMON STOCKS (Cost: $8,332,517)		7,543,606

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $204,105)(c)	204,105	204,105

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $8,536,622)		7,747,711
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.5)%		(113,900)

NET ASSETS - 100.0%		$7,633,811

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $215,267 and the total market value of the collateral held by the Fund was $225,907. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,802.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	JPY	816,174,073	USD	6,943,899	$(53,778)
1/5/2017	JPY	524,222,606	USD	4,610,131	115,574
1/5/2017	JPY	524,212,463	USD	4,610,131	115,661
1/5/2017	JPY	399,399,648	USD	3,512,481	88,126
1/5/2017	JPY	524,145,155	USD	4,610,131	116,239
1/5/2017	JPY	524,265,941	USD	4,610,131	115,203
1/5/2017	USD	2,582,707	JPY	301,627,893	3,377
1/5/2017	USD	5,165,413	JPY	607,541,930	43,503
1/5/2017	USD	6,799,653	JPY	798,983,706	50,638
1/5/2017	USD	1,851,308	JPY	215,933,603	54
1/5/2017	USD	1,925,360	JPY	224,570,139	50
1/5/2017	USD	1,703,204	JPY	198,656,604	29
1/5/2017	USD	1,925,360	JPY	224,564,363	—
2/3/2017	JPY	221,963,441	USD	1,906,028	(181)
2/3/2017	JPY	230,843,154	USD	1,982,269	(198)
2/3/2017	JPY	204,214,809	USD	1,753,549	(236)
2/3/2017	JPY	230,868,923	USD	1,982,269	(420)

					$593,641

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

Japan - 99.4%

Aerospace & Defense - 0.1%
Jamco Corp.(a)	3,400	$70,224

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	8,600	119,523
Konoike Transport Co., Ltd.	10,200	134,414
Maruwa Unyu Kikan Co., Ltd.	2,100	52,106
SBS Holdings, Inc.	5,600	39,131
Shibusawa Warehouse Co., Ltd. (The)	16,000	47,739
Yusen Logistics Co., Ltd.	5,600	58,432

Total Air Freight & Logistics		451,345

Auto Components - 6.3%
Aisan Industry Co., Ltd.	18,700	160,490
Calsonic Kansei Corp.	21,000	322,107
Daido Metal Co., Ltd.	7,900	79,044
Daikyonishikawa Corp.	7,600	97,871
Eagle Industry Co., Ltd.	10,000	133,150
Exedy Corp.	8,600	242,586
FCC Co., Ltd.	6,700	120,805
G-Tekt Corp.	7,398	144,110
Imasen Electric Industrial	7,400	63,573
Kasai Kogyo Co., Ltd.	7,400	87,999
Keihin Corp.	9,100	159,787
KYB Corp.	47,000	228,482
Mitsuba Corp.	4,600	74,816
Musashi Seimitsu Industry Co., Ltd.	4,600	119,895
NHK Spring Co., Ltd.	40,100	383,002
Nifco, Inc.	6,100	322,690
Nissin Kogyo Co., Ltd.	12,200	193,405
Pacific Industrial Co., Ltd.	8,200	104,473
Press Kogyo Co., Ltd.	23,300	103,081
Riken Corp.	2,200	83,466
Sanden Holdings Corp.	38,000	121,199
Sanoh Industrial Co., Ltd.	11,500	81,639
Shoei Co., Ltd.	4,700	84,462
Sumitomo Riko Co., Ltd.	13,700	134,845
Tachi-S Co., Ltd.	2,500	42,054
Taiho Kogyo Co., Ltd.	8,000	112,282
Tokai Rika Co., Ltd.	20,425	410,654
Topre Corp.	5,400	135,469
Toyo Tire & Rubber Co., Ltd.	27,000	336,820
Toyoda Gosei Co., Ltd.	23,300	546,167
TPR Co., Ltd.	4,606	129,924
TS Tech Co., Ltd.	9,400	242,586
Unipres Corp.	5,200	103,746
Yokohama Rubber Co., Ltd. (The)	35,600	639,753

Total Auto Components		6,346,432

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	8,200	79,937

Banks - 10.2%
77 Bank Ltd. (The)	62,000	299,807
Akita Bank Ltd. (The)	22,000	71,299
Aomori Bank Ltd. (The)	24,000	80,662
Awa Bank Ltd. (The)	29,000	177,528
Bank of Iwate Ltd. (The)	2,600	104,994
Bank of Kyoto Ltd. (The)	46,000	342,333
Bank of Nagoya Ltd. (The)	2,900	103,309
Bank of Okinawa Ltd. (The)	3,640	132,792
Bank of Saga Ltd. (The)	26,000	66,652
Bank of the Ryukyus Ltd.	9,200	121,000
Chugoku Bank Ltd. (The)	24,200	348,160
Chukyo Bank Ltd. (The)	3,000	60,368
Daisan Bank Ltd. (The)	3,599	56,129
Daishi Bank Ltd. (The)	63,000	283,577
Ehime Bank Ltd. (The)(a)	8,000	94,517
Eighteenth Bank Ltd. (The)	50,000	149,612
Fukui Bank Ltd. (The)(a)	31,000	78,407
Gunma Bank Ltd. (The)	93,200	511,407
Hachijuni Bank Ltd. (The)	109,000	633,618
Hiroshima Bank Ltd. (The)	117,000	547,709
Hokkoku Bank Ltd. (The)	59,000	210,434
Hokuetsu Bank Ltd. (The)(a)	5,100	115,699
Hokuhoku Financial Group, Inc.	31,500	544,738
Hyakugo Bank Ltd. (The)	34,000	138,466
Hyakujushi Bank Ltd. (The)	52,000	176,997
Iyo Bank Ltd. (The)	42,000	290,239
Jimoto Holdings, Inc.	73,000	123,925
Juroku Bank Ltd. (The)	56,000	196,853
Kansai Urban Banking Corp.	11,100	138,851
Keiyo Bank Ltd. (The)	51,000	231,749
Kiyo Bank Ltd. (The)	11,998	192,569
Kyushu Financial Group, Inc.	35,500	241,364
Mebuki Financial Group, Inc.	65,300	242,422
Michinoku Bank Ltd. (The)(a)	31,000	59,270
Mie Bank Ltd. (The)	3,800	76,010
Minato Bank Ltd. (The)	5,758	103,178
Miyazaki Bank Ltd. (The)	34,000	105,234
Musashino Bank Ltd. (The)	7,500	216,380
Nanto Bank Ltd. (The)	3,500	133,536
Nishi-Nippon Financial Holdings, Inc.*	29,600	310,377
North Pacific Bank Ltd.	108,900	450,035
Ogaki Kyoritsu Bank Ltd. (The)	64,000	249,668
San-In Godo Bank Ltd. (The)	22,400	187,251
Senshu Ikeda Holdings, Inc.	67,900	313,783
Shiga Bank Ltd. (The)	30,000	163,587
Shikoku Bank Ltd. (The)	37,000	90,728
Toho Bank Ltd. (The)	35,000	131,136
Tokyo TY Financial Group, Inc.	4,700	164,209
Yamagata Bank Ltd. (The)(a)	18,000	76,238
Yamaguchi Financial Group, Inc.	26,000	283,774
Yamanashi Chuo Bank Ltd. (The)	32,000	152,819

Total Banks		10,375,399

Beverages - 0.6%
Coca-Cola East Japan Co., Ltd.	13,000	287,118
Sapporo Holdings Ltd.	5,800	149,681
Takara Holdings, Inc.	17,000	156,831

Total Beverages		593,630

Building Products - 1.7%
Aica Kogyo Co., Ltd.	8,100	214,245
Bunka Shutter Co., Ltd.	10,300	79,655
Central Glass Co., Ltd.	27,000	126,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Nichias Corp.	20,000	$193,424
Nichiha Corp.	4,600	113,980
Nitto Boseki Co., Ltd.	25,000	97,955
Noritz Corp.	4,900	82,846
Okabe Co., Ltd.	11,000	90,633
Sanko Metal Industrial Co., Ltd.	1,800	48,613
Sankyo Tateyama, Inc.	4,800	65,394
Sanwa Holdings Corp.	35,900	343,195
Sinko Industries Ltd.	4,600	55,176
Takara Standard Co., Ltd.(a)	7,617	125,062
Takasago Thermal Engineering Co., Ltd.	10,200	131,528

Total Building Products		1,767,869

Capital Markets - 3.8%
GCA Corp.	5,800	40,876
Ichigo, Inc.(a)	23,200	86,129
Ichiyoshi Securities Co., Ltd.	21,900	168,425
kabu.com Securities Co., Ltd.	83,900	289,174
Kyokuto Securities Co., Ltd.	13,300	197,160
Marusan Securities Co., Ltd.	34,700	293,047
Matsui Securities Co., Ltd.	82,300	710,559
Monex Group, Inc.	76,465	213,067
Okasan Securities Group, Inc.	76,000	470,459
SBI Holdings, Inc.	59,400	757,301
Sparx Group Co., Ltd.(a)	31,000	60,334
Tokai Tokyo Financial Holdings, Inc.	106,700	569,018

Total Capital Markets		3,855,549

Chemicals - 7.9%
Achilles Corp.	5,300	71,251
ADEKA Corp.	14,000	190,852
Arakawa Chemical Industries Ltd.	7,900	126,525
Chugoku Marine Paints Ltd.	8,400	62,009
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	26,000	140,438
Denka Co., Ltd.	83,000	367,197
DIC Corp.	19,300	587,431
Fujimi, Inc.	4,700	88,129
Fujimori Kogyo Co., Ltd.	4,800	119,799
Fuso Chemical Co., Ltd.	5,600	120,561
Ihara Chemical Industry Co., Ltd.	3,900	37,785
JSP Corp.	3,617	84,320
Kaneka Corp.	50,240	410,070
Kumiai Chemical Industry Co., Ltd.(a)	6,000	36,627
Kureha Corp.	3,400	128,118
Lintec Corp.	12,100	264,854
Mitsubishi Gas Chemical Co., Inc.	41,400	708,132
Nihon Nohyaku Co., Ltd.(a)	19,600	108,389
Nihon Parkerizing Co., Ltd.	12,000	141,055
Nippon Kayaku Co., Ltd.	32,000	395,902
Nippon Shokubai Co., Ltd.	5,700	356,754
Nippon Soda Co., Ltd.	24,000	112,968
Nippon Valqua Industries Ltd.	5,600	73,796
NOF Corp.	24,000	231,491
Okamoto Industries, Inc.	7,000	64,698
Osaka Soda Co., Ltd.	21,885	87,439
Riken Technos Corp.(a)	11,800	54,227
Sakai Chemical Industry Co., Ltd.	29,000	97,218
Sakata INX Corp.	6,500	80,585
Sanyo Chemical Industries Ltd.	2,800	120,033
Sekisui Plastics Co., Ltd.	11,700	81,855
Shikoku Chemicals Corp.	7,000	63,737
Showa Denko K.K.	25,600	367,423
Sumitomo Bakelite Co., Ltd.	33,000	185,322
Sumitomo Seika Chemicals Co., Ltd.	2,000	78,621
T Hasegawa Co., Ltd.	3,500	58,456
Taiyo Holdings Co., Ltd.	5,600	218,219
Takiron Co., Ltd.	18,000	80,096
Toagosei Co., Ltd.	19,400	191,447
Tokai Carbon Co., Ltd.	30,000	97,226
Toyo Ink SC Holdings Co., Ltd.	64,000	293,565
Toyobo Co., Ltd.	89,000	132,773
Ube Industries Ltd.	171,800	360,878
Yushiro Chemical Industry Co., Ltd.	4,800	59,138
Zeon Corp.	29,000	286,929

Total Chemicals		8,024,338

Commercial Services & Supplies - 1.4%
Aeon Delight Co., Ltd.	5,100	142,766
Bell System24 Holdings, Inc.(a)	10,200	86,228
Daiseki Co., Ltd.	4,700	96,551
Itoki Corp.	8,100	51,322
Kokuyo Co., Ltd.	8,800	101,479
Matsuda Sangyo Co., Ltd.	4,700	60,566
Mitsubishi Pencil Co., Ltd.	1,800	94,911
NAC Co., Ltd.	5,000	41,926
Nippon Air Conditioning Services Co., Ltd.	7,400	38,639
Nippon Parking Development Co., Ltd.	61,900	88,099
Nissha Printing Co., Ltd.(a)	3,800	91,746
Okamura Corp.	16,200	145,978
Pilot Corp.	900	37,270
Relia, Inc.	10,300	101,909
Sato Holdings Corp.	5,000	100,356
Toppan Forms Co., Ltd.	13,800	144,229

Total Commercial Services & Supplies		1,423,975

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	16,800	351,888
Japan Radio Co., Ltd.(a)	6,500	78,021

Total Communications Equipment		429,909

Construction & Engineering - 5.2%
Asunaro Aoki Construction Co., Ltd.	10,300	69,058
COMSYS Holdings Corp.	16,300	299,209
Dai-Dan Co., Ltd.	4,000	33,541
Fudo Tetra Corp.	28,000	49,213
Hazama Ando Corp.	22,900	151,377
Kandenko Co., Ltd.	23,000	208,042
Kinden Corp.	25,000	312,513
Kitano Construction Corp.	14,000	38,650
Kumagai Gumi Co., Ltd.	28,000	72,020
Kyowa Exeo Corp.	19,700	284,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Kyudenko Corp.	5,400	$145,377
Maeda Corp.	18,000	157,414
Maeda Road Construction Co., Ltd.	17,000	284,949
Meisei Industrial Co., Ltd.	11,000	53,757
Mirait Holdings Corp.(a)	13,544	122,626
NDS Co., Ltd.	2,000	49,831
Nichireki Co., Ltd.	8,500	67,120
Nippo Corp.	11,000	205,693
Nippon Densetsu Kogyo Co., Ltd.	4,800	76,958
Nippon Koei Co., Ltd.	3,600	79,942
Nippon Road Co., Ltd. (The)	26,000	101,650
Nishimatsu Construction Co., Ltd.	58,000	281,459
Obayashi Road Corp.	8,000	48,013
Okumura Corp.	54,000	304,643
OSJB Holdings Corp.	21,800	44,484
Penta-Ocean Construction Co., Ltd.	17,000	82,351
Raito Kogyo Co., Ltd.	5,400	55,558
Seikitokyu Kogyo Co., Ltd.	7,700	32,613
Shinnihon Corp.	8,000	64,612
SHO-BOND Holdings Co., Ltd.(a)	2,600	108,561
Sumitomo Densetsu Co., Ltd.	6,400	70,456
Sumitomo Mitsui Construction Co., Ltd.	109,100	115,054
Taikisha Ltd.	5,300	129,507
Toa Corp.	3,600	61,638
Toda Corp.	46,000	243,340
Toenec Corp.	13,000	64,089
Tokyo Energy & Systems, Inc.(a)	4,000	34,295
Tokyu Construction Co., Ltd.	16,900	136,492
Toshiba Plant Systems & Services Corp.	13,700	180,889
Totetsu Kogyo Co., Ltd.	2,900	75,338
Toyo Construction Co., Ltd.	14,300	50,268
Toyo Engineering Corp.	18,000	48,150
Yahagi Construction Co., Ltd.	5,900	54,683
Yokogawa Bridge Holdings Corp.	4,700	54,924
Yurtec Corp.	9,000	61,268

Total Construction & Engineering		5,265,720

Construction Materials - 0.3%
Krosaki Harima Corp.	25,000	65,804
Shinagawa Refractories Co., Ltd.	32,000	67,218
Sumitomo Osaka Cement Co., Ltd.	49,000	185,270

Total Construction Materials		318,292

Consumer Finance - 0.2%
J Trust Co., Ltd.	11,300	114,516
Pocket Card Co., Ltd.	11,500	55,314

Total Consumer Finance		169,830

Containers & Packaging - 0.5%
FP Corp.	3,900	179,226
Fuji Seal International, Inc.	4,600	98,440
Nihon Yamamura Glass Co., Ltd.	33,000	57,719
Rengo Co., Ltd.	31,481	171,663

Total Containers & Packaging		507,048

Distributors - 0.4%
Doshisha Co., Ltd.	4,900	88,224
Happinet Corp.(a)	9,000	98,615
Paltac Corp.	9,903	234,510

Total Distributors		421,349

Diversified Consumer Services - 0.9%
Benesse Holdings, Inc.	25,500	703,991
Gakkyusha Co., Ltd.	5,500	68,046
Meiko Network Japan Co., Ltd.	5,100	47,443
Studio Alice Co., Ltd.	1,900	35,268
Tokyo Individualized Educational Institute, Inc.(a)	13,100	106,251

Total Diversified Consumer Services		960,999

Diversified Financial Services - 0.5%
Financial Products Group Co., Ltd.(a)	11,200	96,891
IBJ Leasing Co., Ltd.	10,800	241,862
Ricoh Leasing Co., Ltd.	4,800	148,360

Total Diversified Financial Services		487,113

Electric Utilities - 0.9%
Hokkaido Electric Power Co., Inc.	7,400	57,926
Hokuriku Electric Power Co.	47,600	534,625
Okinawa Electric Power Co., Inc. (The)	4,650	104,813
Shikoku Electric Power Co., Inc.	22,200	225,359

Total Electric Utilities		922,723

Electrical Equipment - 1.2%
Chiyoda Integre Co., Ltd.	5,400	109,033
Daihen Corp.	22,000	136,186
Denyo Co., Ltd.	5,200	70,620
Fujikura Ltd.	33,300	181,296
Furukawa Electric Co., Ltd.	6,126	179,628
GS Yuasa Corp.	56,000	233,343
Idec Corp.	8,500	79,582
Nippon Carbon Co., Ltd.(a)	24,000	46,710
Nissin Electric Co., Ltd.	8,100	89,587
Sinfonia Technology Co., Ltd.	28,000	63,137

Total Electrical Equipment		1,189,122

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.(a)	4,600	91,657
Amano Corp.	12,100	212,983
Anritsu Corp.	30,900	166,905
Azbil Corp.	10,500	296,180
Canon Electronics, Inc.	10,100	152,580
Citizen Watch Co., Ltd.	62,300	373,367
CONEXIO Corp.	13,900	177,929
Daiwabo Holdings Co., Ltd.	33,000	80,919
Dexerials Corp.	28,300	269,570
Enplas Corp.	3,329	98,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Hagiwara Electric Co., Ltd.	2,800	$50,678
Horiba Ltd.	3,500	162,344
Ibiden Co., Ltd.	25,900	349,301
Iriso Electronics Co., Ltd.	700	40,151
Japan Aviation Electronics Industry Ltd.(a)	10,000	141,124
Kaga Electronics Co., Ltd.	9,100	147,928
Kyosan Electric Manufacturing Co., Ltd.	18,000	60,805
Macnica Fuji Electronics Holdings, Inc.(a)	13,900	183,411
Marubun Corp.	10,700	62,933
Nippon Electric Glass Co., Ltd.	104,000	563,536
Nippon Signal Co., Ltd.	8,900	75,620
Nohmi Bosai Ltd.	5,666	83,799
Oki Electric Industry Co., Ltd.	17,900	251,998
Optex Co., Ltd.(a)	1,800	39,477
Ryoden Corp.	10,000	63,274
Ryosan Co., Ltd.	11,100	335,946
Sanshin Electronics Co., Ltd.	8,500	82,205
Satori Electric Co., Ltd.	8,800	55,002
Shinko Shoji Co., Ltd.	7,900	84,056
Siix Corp.	2,100	71,029
SMK Corp.	19,000	67,767
Sumida Corp.	6,500	59,073
Tabuchi Electric Co., Ltd.	17,400	59,375
Taiyo Yuden Co., Ltd.	13,500	162,391
Tamura Corp.	20,000	75,792
Topcon Corp.	14,000	211,498
UKC Holdings Corp.	3,700	66,523
Vitec Holdings Co., Ltd.	5,300	56,665

Total Electronic Equipment, Instruments & Components		5,584,261

Energy Equipment & Services - 0.3%
Modec, Inc.	7,700	123,321
Shinko Plantech Co., Ltd.	8,900	64,784
Toyo Kanetsu K.K.	27,000	72,920

Total Energy Equipment & Services		261,025

Food & Staples Retailing - 1.9%
Ain Holdings, Inc.	1,200	79,633
Arcs Co., Ltd.	6,000	135,448
Axial Retailing, Inc.	2,400	82,720
Cawachi Ltd.	3,200	79,976
Cocokara fine, Inc.	2,100	77,331
Create SD Holdings Co., Ltd.	4,300	92,278
Heiwado Co., Ltd.	4,800	113,667
Inageya Co., Ltd.	3,300	41,874
Kato Sangyo Co., Ltd.	4,600	107,945
Kobe Bussan Co., Ltd.(a)	4,200	148,000
Life Corp.	3,000	84,752
Ministop Co., Ltd.	4,700	82,286
Mitsubishi Shokuhin Co., Ltd.	6,600	196,639
Nihon Chouzai Co., Ltd.	1,100	41,167
Okuwa Co., Ltd.	6,000	60,394
Qol Co., Ltd.	3,300	39,611
San-A Co., Ltd.	1,800	87,349
Sogo Medical Co., Ltd.	1,500	55,236
United Super Markets Holdings, Inc.	11,600	97,964
Valor Holdings Co., Ltd.	3,600	94,140
Yaoko Co., Ltd.	2,600	103,657

Total Food & Staples Retailing		1,902,067

Food Products - 2.4%
Ariake Japan Co., Ltd.	2,100	112,711
Feed One Co., Ltd.	42,000	55,815
Fuji Oil Holdings, Inc.	10,351	203,763
Fujicco Co., Ltd.	2,600	53,835
Hokuto Corp.	5,800	104,876
J-Oil Mills, Inc.	3,100	106,049
Kagome Co., Ltd.	5,400	135,330
Marudai Food Co., Ltd.	19,000	80,310
Maruha Nichiro Corp.(a)	3,600	97,381
Megmilk Snow Brand Co., Ltd.	3,600	99,387
Mitsui Sugar Co., Ltd.	5,800	124,667
Morinaga & Co., Ltd.	3,600	150,469
Morinaga Milk Industry Co., Ltd.	18,000	129,944
Nichirei Corp.	12,100	251,057
Nippon Flour Mills Co., Ltd.	9,500	132,439
Nippon Suisan Kaisha Ltd.	14,200	68,422
Nisshin Oillio Group Ltd. (The)	24,000	110,704
Prima Meat Packers Ltd.	22,000	78,467
S Foods, Inc.(a)	2,500	65,053
Sakata Seed Corp.	3,000	85,009
Showa Sangyo Co., Ltd.	22,000	113,362
Warabeya Nichiyo Holdings Co., Ltd.	2,200	46,571

Total Food Products		2,405,621

Gas Utilities - 0.2%
Saibu Gas Co., Ltd.	49,000	105,869
Shizuoka Gas Co., Ltd.	7,400	52,343

Total Gas Utilities		158,212

Health Care Equipment & Supplies - 1.3%
Eiken Chemical Co., Ltd.	2,600	68,547
Hogy Medical Co., Ltd.	1,900	117,452
Jeol Ltd.	7,000	30,608
Mani, Inc.(a)	3,200	76,464
Nagaileben Co., Ltd.	8,800	192,471
Nakanishi, Inc.	2,800	108,509
Nihon Kohden Corp.	6,700	148,608
Nikkiso Co., Ltd.	10,300	98,112
Nipro Corp.	28,723	314,725
Paramount Bed Holdings Co., Ltd.	2,903	116,235

Total Health Care Equipment & Supplies		1,271,731

Health Care Providers & Services - 1.0%
As One Corp.	3,400	141,818
BML, Inc.	3,500	83,603
Miraca Holdings, Inc.	8,500	382,604
NichiiGakkan Co., Ltd.(a)	14,000	101,187
Ship Healthcare Holdings, Inc.	5,859	150,701
Toho Holdings Co., Ltd.	5,000	99,970
Vital KSK Holdings, Inc.	9,300	78,939

Total Health Care Providers & Services		1,038,822

Hotels, Restaurants & Leisure - 2.5%
Accordia Golf Co., Ltd.	19,500	200,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Create Restaurants Holdings, Inc.	6,100	$53,346
Doutor Nichires Holdings Co., Ltd.	4,800	88,522
Hiramatsu, Inc.	11,500	66,258
HIS Co., Ltd.(a)	3,100	81,729
Ichibanya Co., Ltd.(a)	3,000	95,940
KFC Holdings Japan Ltd.	3,300	54,182
Kyoritsu Maintenance Co., Ltd.(a)	800	46,710
MOS Food Services, Inc.	2,800	84,263
Ohsho Food Service Corp.	5,100	192,614
Plenus Co., Ltd.	10,400	203,390
Resorttrust, Inc.	13,800	255,330
Round One Corp.	14,700	102,088
Saizeriya Co., Ltd.	3,300	74,355
SFP Dining Co., Ltd.	4,600	58,449
Shidax Corp.(a)	16,100	60,184
Skylark Co., Ltd.(a)	32,000	423,612
St. Marc Holdings Co., Ltd.	3,200	97,535
Tokyo Dome Corp.	10,200	100,745
Toridoll Holdings Corp.	2,300	49,753
Yoshinoya Holdings Co., Ltd.(a)	6,500	89,390
Zensho Holdings Co., Ltd.	5,400	89,171

Total Hotels, Restaurants & Leisure		2,568,526

Household Durables - 2.0%
Alpine Electronics, Inc.	12,200	159,306
Chofu Seisakusho Co., Ltd.	2,700	60,813
Clarion Co., Ltd.	21,000	75,440
Cleanup Corp.	4,600	37,586
Foster Electric Co., Ltd.	5,006	94,982
France Bed Holdings Co., Ltd.	7,900	62,924
Fuji Corp., Ltd.	10,300	66,497
Fujitsu General Ltd.	6,000	127,269
JVC Kenwood Corp.	24,200	66,188
Meiwa Estate Co., Ltd.	8,500	51,816
Misawa Homes Co., Ltd.(a)	8,200	73,469
Mitsui Home Co., Ltd.	7,000	30,608
Nissei Build Kogyo Co., Ltd.	18,000	81,948
PanaHome Corp.	25,000	202,769
Pressance Corp.	5,600	69,667
Sanei Architecture Planning Co., Ltd.(a)	2,700	40,048
Sangetsu Corp.	10,600	184,217
Starts Corp., Inc.	7,900	133,975
Sumitomo Forestry Co., Ltd.	16,900	224,300
Tamron Co., Ltd.	6,800	113,163
TOA Corp.	5,500	49,513
Zojirushi Corp.(a)	4,900	65,916

Total Household Durables		2,072,414

Household Products - 0.1%
Earth Chemical Co., Ltd.	2,800	114,031

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.(a)	12,300	89,006

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	30,100	291,103
TOKAI Holdings Corp.(a)	20,300	142,023

Total Industrial Conglomerates		433,126

Internet & Catalog Retail - 0.2%
ASKUL Corp.	2,600	89,167
Belluna Co., Ltd.	14,900	91,979

Total Internet & Catalog Retail		181,146

Internet Software & Services - 0.8%
COOKPAD, Inc.(a)	5,600	51,614
Dip Corp.	3,000	62,194
F@N Communications, Inc.	10,200	64,802
GMO Internet, Inc.	23,000	294,612
Gree, Inc.	24,800	131,192
Gurunavi, Inc.	3,600	71,762
Infomart Corp.(a)	7,400	43,397
Internet Initiative Japan, Inc.	3,500	52,934

Total Internet Software & Services		772,507

IT Services - 2.0%
Digital Garage, Inc.	2,700	46,784
DTS Corp.	4,500	96,069
Future Corp.	8,600	53,457
Information Services International-Dentsu Ltd.	4,500	69,139
Itochu Techno-Solutions Corp.	22,700	591,658
Japan Asia Group Ltd.(a)	16,400	60,884
NEC Networks & System Integration Corp.	11,700	211,761
NET One Systems Co., Ltd.	29,000	185,982
Nihon Unisys Ltd.	16,600	209,217
NS Solutions Corp.	16,000	288,627
TIS, Inc.	6,700	143,610
Transcosmos, Inc.	5,200	121,802

Total IT Services		2,078,990

Leisure Products - 0.9%
Daikoku Denki Co., Ltd.	3,400	52,238
Fields Corp.(a)	8,100	94,240
Furyu Corp.	2,200	62,528
Heiwa Corp.	23,100	529,200
Mizuno Corp.	19,000	92,691
Tomy Co., Ltd.	6,500	69,160

Total Leisure Products		900,057

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	5,200	60,723

Machinery - 7.7%
Aichi Corp.	9,300	65,304
Aida Engineering Ltd.	13,900	132,165
Alinco, Inc.	4,900	44,238
Anest Iwata Corp.(a)	7,900	77,689
Asahi Diamond Industrial Co., Ltd.	9,100	66,552
Bando Chemical Industries Ltd.	7,400	65,793
CKD Corp.	11,900	135,391
Daifuku Co., Ltd.	10,200	218,019
DMG Mori Co., Ltd.	16,300	198,169
Ebara Corp.	11,700	334,042
Fujitec Co., Ltd.(a)	16,700	196,016
Furukawa Co., Ltd.	81,000	147,923
Giken Ltd.	2,400	39,096
Glory Ltd.	7,700	243,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Harmonic Drive Systems, Inc.(a)	3,100	$76,972
Hitachi Koki Co., Ltd.	27,300	344,542
Hitachi Zosen Corp.	26,035	136,386
Japan Steel Works Ltd. (The)	5,003	88,877
Juki Corp.	6,200	56,187
Kato Works Co., Ltd.	5,200	135,311
Kitagawa Iron Works Co., Ltd.	3,600	70,373
Kito Corp.	8,200	88,936
Kitz Corp.	18,800	102,998
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,700	117,184
Max Co., Ltd.	9,000	110,190
Meidensha Corp.	25,000	86,166
METAWATER Co., Ltd.(a)	2,900	68,848
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	67,536
Mitsuboshi Belting Ltd.	7,000	59,836
Mitsui Engineering & Shipbuilding Co., Ltd.	127,000	197,085
Miura Co., Ltd.	6,500	98,975
Morita Holdings Corp.	5,400	76,809
Nachi-Fujikoshi Corp.	42,000	182,570
Nippon Thompson Co., Ltd.	13,700	58,025
Nissei ASB Machine Co., Ltd.	2,300	46,499
Nitta Corp.	3,600	98,307
Noritake Co., Ltd.	2,000	48,819
NTN Corp.	102,000	413,649
Obara Group, Inc.	3,100	138,475
Oiles Corp.	7,400	133,426
OKUMA Corp.	26,000	248,553
OSG Corp.(a)	13,200	260,526
Ryobi Ltd.	18,000	70,836
Shibuya Corp.(a)	2,800	58,792
Shima Seiki Manufacturing Ltd.	4,100	139,028
Shinmaywa Industries Ltd.	15,000	135,165
Sodick Co., Ltd.	7,400	61,416
Star Micronics Co., Ltd.	10,700	146,049
Tadano Ltd.	20,700	261,246
Takeuchi Manufacturing Co., Ltd.	4,600	102,700
Takuma Co., Ltd.	6,200	53,104
THK Co., Ltd.	18,900	419,046
Tocalo Co., Ltd.	5,500	119,775
Toshiba Machine Co., Ltd.	36,000	144,759
Tsubaki Nakashima Co., Ltd.	10,600	154,681
Tsubakimoto Chain Co.	29,000	236,207
Union Tool Co.	2,600	67,767
Yushin Precision Equipment Co., Ltd.(a)	3,100	76,892

Total Machinery		7,823,526

Marine - 0.5%
Iino Kaiun Kaisha Ltd.	25,400	100,393
Mitsui OSK Lines Ltd.	158,000	438,908

Total Marine		539,301

Media - 1.2%
Asahi Broadcasting Corp.	11,400	68,321
Daiichikosho Co., Ltd.	8,900	352,536
Intage Holdings, Inc.	2,800	47,509
Kadokawa Dwango*	7,400	107,160
SKY Perfect JSAT Holdings, Inc.	60,700	279,990
Toei Co., Ltd.	6,000	52,111
Tv Tokyo Holdings Corp.	4,600	91,420
Wowow, Inc.	5,000	150,255
Zenrin Co., Ltd.	3,600	65,620

Total Media		1,214,922

Metals & Mining - 3.0%
Aichi Steel Corp.	3,200	134,711
Alconix Corp.	5,200	74,365
Asahi Holdings, Inc.	8,700	151,496
Daido Steel Co., Ltd.	62,000	257,281
Dowa Holdings Co., Ltd.	56,000	429,236
Godo Steel Ltd.	7,900	143,119
Mitsui Mining & Smelting Co., Ltd.	121,000	307,078
Nippon Denko Co., Ltd.	63,900	131,487
Nippon Light Metal Holdings Co., Ltd.	93,800	198,642
Nisshin Steel Co., Ltd.	21,032	259,846
Nittetsu Mining Co., Ltd.	2,000	94,826
Osaka Steel Co., Ltd.	5,900	109,567
Sanyo Special Steel Co., Ltd.	30,000	142,496
Toho Zinc Co., Ltd.	11,000	42,817
Tokyo Rope Manufacturing Co., Ltd.	4,700	79,143
Tokyo Tekko Co., Ltd.	19,000	76,727
UACJ Corp.	61,532	169,347
Yamato Kogyo Co., Ltd.	8,500	238,672

Total Metals & Mining		3,040,856

Multiline Retail - 0.8%
H2O Retailing Corp.	17,200	263,084
Parco Co., Ltd.	16,200	143,478
Seria Co., Ltd.	946	64,481
Takashimaya Co., Ltd.	46,000	380,195

Total Multiline Retail		851,238

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.(a)	4,600	54,702
Cosmo Energy Holdings Co., Ltd.	15,800	222,570
Itochu Enex Co., Ltd.	20,300	159,949
Nippon Gas Co., Ltd.	3,600	103,708
San-Ai Oil Co., Ltd.	13,300	95,444
Sinanen Holdings Co., Ltd.	2,800	51,254

Total Oil, Gas & Consumable Fuels		687,627

Paper & Forest Products - 0.8%
Chuetsu Pulp & Paper Co., Ltd.(a)	23,000	46,933
Daiken Corp.	5,200	92,110
Daio Paper Corp.(a)	8,700	92,270
Hokuetsu Kishu Paper Co., Ltd.	21,700	123,537
Nippon Paper Industries Co., Ltd.	23,100	392,146
Tokushu Tokai Paper Co., Ltd.	2,100	71,119

Total Paper & Forest Products		818,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Personal Products - 0.7%
Artnature, Inc.	5,700	$34,600
Ci:z Holdings Co., Ltd.	5,600	157,963
Fancl Corp.	9,300	130,288
Mandom Corp.	2,400	103,708
Milbon Co., Ltd.(a)	2,100	79,672
Noevir Holdings Co., Ltd.	6,500	203,970

Total Personal Products		710,201

Pharmaceuticals - 1.9%
Fuji Pharma Co., Ltd.	2,700	62,503
JCR Pharmaceuticals Co., Ltd.	1,800	43,999
Kaken Pharmaceutical Co., Ltd.	7,100	377,417
KYORIN Holdings, Inc.	13,700	294,473
Mochida Pharmaceutical Co., Ltd.	2,300	159,926
Nichi-iko Pharmaceutical Co., Ltd.	4,800	68,810
Rohto Pharmaceutical Co., Ltd.	8,200	129,220
Sawai Pharmaceutical Co., Ltd.	3,600	193,835
Seikagaku Corp.	5,700	84,644
Torii Pharmaceutical Co., Ltd.	3,100	68,706
Towa Pharmaceutical Co., Ltd.	1,800	70,682
Tsumura & Co.	10,400	287,118
ZERIA Pharmaceutical Co., Ltd.	7,700	119,096

Total Pharmaceuticals		1,960,429

Professional Services - 1.4%
Altech Corp.	2,500	53,136
Benefit One, Inc.(a)	2,800	69,595
en-japan, Inc.	2,400	43,109
FULLCAST Holdings Co., Ltd.	4,800	39,673
Funai Soken Holdings, Inc.(a)	5,260	82,845
Meitec Corp.	7,600	291,593
Nihon M&A Center, Inc.	3,400	94,740
Nomura Co., Ltd.	5,800	84,139
Pasco Corp.(a)	18,000	60,651
Tanseisha Co., Ltd.	4,600	31,630
TechnoPro Holdings, Inc.	8,900	286,149
Weathernews, Inc.	2,200	67,810
World Holdings Co., Ltd.(a)	3,200	56,354
Yumeshin Holdings Co., Ltd.(a)	24,400	164,849

Total Professional Services		1,426,273

Real Estate Management & Development - 1.8%
Airport Facilities Co., Ltd.	10,500	51,764
Daibiru Corp.	11,200	96,122
Daikyo, Inc.	94,000	188,588
Goldcrest Co., Ltd.	5,700	102,775
Kenedix, Inc.(a)	20,100	71,690
Leopalace21 Corp.	24,800	137,359
Nippon Commercial Development Co., Ltd.	3,600	61,855
Open House Co., Ltd.	3,400	81,039
Raysum Co., Ltd.(a)	10,200	68,125
Relo Group, Inc.	748	106,843
SAMTY Co., Ltd.	5,000	48,656
Sumitomo Real Estate Sales Co., Ltd.	8,500	198,590
Sun Frontier Fudousan Co., Ltd.	7,200	63,583
Takara Leben Co., Ltd.	14,700	85,829
TOC Co., Ltd.	10,300	82,393
Tokyo Tatemono Co., Ltd.	20,200	270,696
Tosei Corp.	5,900	44,262
Unizo Holdings Co., Ltd.	1,800	47,610

Total Real Estate Management & Development		1,807,779

Road & Rail - 1.7%
Fukuyama Transporting Co., Ltd.(a)	31,000	176,216
Hitachi Transport System Ltd.	11,400	231,939
Ichinen Holdings Co., Ltd.	5,400	52,919
Maruzen Showa Unyu Co., Ltd.	9,000	35,187
Nikkon Holdings Co., Ltd.	10,800	225,936
Nishi-Nippon Railroad Co., Ltd.	30,000	137,352
Sakai Moving Service Co., Ltd.	1,800	41,591
Sankyu, Inc.	34,000	206,096
Seino Holdings Co., Ltd.	34,300	381,716
Senko Co., Ltd.	28,200	190,764
Tonami Holdings Co., Ltd.	21,000	64,277

Total Road & Rail		1,743,993

Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp.	21,800	367,835
Japan Material Co., Ltd.	1,600	24,802
Lasertec Corp.	5,200	101,784
MegaChips Corp.	4,692	104,070
Micronics Japan Co., Ltd.	8,800	87,370
Mimasu Semiconductor Industry Co., Ltd.	8,700	123,524
SCREEN Holdings Co., Ltd.	3,440	213,829
Shinko Electric Industries Co., Ltd.	41,000	277,704
Sumco Corp.	50,300	651,202
Tokyo Seimitsu Co., Ltd.	6,400	190,132

Total Semiconductors & Semiconductor Equipment		2,142,252

Software - 0.6%
Broadleaf Co., Ltd.	9,500	51,477
Capcom Co., Ltd.	6,300	148,540
COLOPL, Inc.(a)	4,600	39,124
Fuji Soft, Inc.	2,100	49,910
Imagica Robot Holdings, Inc.(a)	10,200	60,167
Marvelous, Inc.(a)	9,600	63,789
MTI Ltd.	8,400	52,286
NSD Co., Ltd.	6,500	102,375
Systena Corp.	4,600	70,399

Total Software		638,067

Specialty Retail - 4.5%
Adastria Co., Ltd.	5,422	140,855
Alpen Co., Ltd.	6,500	116,865
AOKI Holdings, Inc.	20,000	246,581
Aoyama Trading Co., Ltd.	14,200	495,512
Autobacs Seven Co., Ltd.	21,900	329,340
Bic Camera, Inc.	11,500	105,500
Chiyoda Co., Ltd.	8,700	207,365
DCM Holdings Co., Ltd.	24,200	215,369
EDION Corp.(a)	19,500	183,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

Investments	Shares	Value
Geo Holdings Corp.	7,400	$86,413
Hard Off Corp. Co., Ltd.(a)	2,700	28,381
IDOM, Inc.(a)	8,100	44,724
Joshin Denki Co., Ltd.	7,000	59,416
K’s Holdings Corp.	17,234	302,465
Keiyo Co., Ltd.(a)	13,200	63,377
Kohnan Shoji Co., Ltd.(a)	5,100	96,285
Komeri Co., Ltd.	4,600	104,120
Konaka Co., Ltd.	16,200	81,115
Nishimatsuya Chain Co., Ltd.	7,500	90,153
Nojima Corp.	4,600	49,693
PAL GROUP Holdings Co., Ltd.	4,400	104,723
Right On Co., Ltd.(a)	5,200	44,896
Sanrio Co., Ltd.	21,257	402,049
Shimachu Co., Ltd.	10,700	285,768
T-Gaia Corp.	14,700	239,843
United Arrows Ltd.	5,000	138,252
VT Holdings Co., Ltd.(a)	27,554	136,311
Xebio Holdings Co., Ltd.	7,800	120,777
Yellow Hat Ltd.	3,400	73,576

Total Specialty Retail		4,592,962

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	5,100	85,747
Hitachi Maxell Ltd.	7,800	133,483
MCJ Co., Ltd.	10,500	103,348
Riso Kagaku Corp.	11,000	186,265
Roland DG Corp.	4,600	120,487
Wacom Co., Ltd.(a)	47,200	123,832

Total Technology Hardware, Storage & Peripherals		753,162

Textiles, Apparel & Luxury Goods - 1.4%
Descente Ltd.	5,800	66,934
Fujibo Holdings, Inc.	2,000	56,930
Goldwin, Inc.	800	35,804
Gunze Ltd.	38,000	126,737
Japan Wool Textile Co., Ltd. (The)	17,300	129,044
Kurabo Industries Ltd.	45,000	88,352
Onward Holdings Co., Ltd.	34,639	243,232
Seiko Holdings Corp.	43,000	152,630
Seiren Co., Ltd.	9,400	115,812
TASAKI & Co., Ltd.(a)	5,000	67,433
Wacoal Holdings Corp.	26,000	303,837
Yondoshi Holdings, Inc.	3,300	69,828

Total Textiles, Apparel & Luxury Goods		1,456,573

Trading Companies & Distributors - 2.7%
Advan Co., Ltd.	8,500	87,744
Daiichi Jitsugyo Co., Ltd.	11,000	63,094
Gecoss Corp.	5,300	50,439
Hanwa Co., Ltd.	37,000	242,680
Inaba Denki Sangyo Co., Ltd.	4,600	158,743
Inabata & Co., Ltd.	13,200	145,881
Iwatani Corp.	22,000	117,323
Japan Pulp & Paper Co., Ltd.	30,000	94,654
Kamei Corp.	6,500	66,541
Kanamoto Co., Ltd.	3,100	82,261
Kanematsu Corp.	56,000	94,586
Kuroda Electric Co., Ltd.	8,800	174,363
Mitsui Matsushima Co., Ltd.	7,700	85,163
Nagase & Co., Ltd.	19,300	252,844
Nippon Steel & Sumikin Bussan Corp.	7,396	286,620
Nishio Rent All Co., Ltd.	3,500	107,729
Onoken Co., Ltd.(a)	5,600	65,202
Sanyo Trading Co., Ltd.	3,900	53,467
Seika Corp.	16,000	46,778
Trusco Nakayama Corp.	5,200	109,140
Yamazen Corp.	19,300	161,668
Yuasa Trading Co., Ltd.	6,000	150,109

Total Trading Companies & Distributors		2,697,029

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	23,000	219,677
Mitsubishi Logistics Corp.	7,000	99,207
Nissin Corp.	18,000	55,866
Sumitomo Warehouse Co., Ltd. (The)	31,000	164,256

Total Transportation Infrastructure		539,006

TOTAL COMMON STOCKS (Cost: $95,412,794)		100,996,379

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $3,960,811)(c)	3,960,811	3,960,811

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $99,373,605)		104,957,190
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.3)%		(3,383,857)

NET ASSETS - 100.0%		$101,573,333

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $4,344,206 and the total market value of the collateral held by the Fund was $4,583,169. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $622,358.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	1,824,584,191	USD	16,045,802	$402,263
1/5/2017	JPY	1,390,131,270	USD	12,225,373	306,727
1/5/2017	JPY	1,824,548,890	USD	16,045,802	402,565
1/5/2017	JPY	1,824,735,021	USD	16,045,802	400,970
1/5/2017	JPY	1,824,314,621	USD	16,045,802	404,574
1/5/2017	JPY	787,751,672	USD	6,946,235	192,245
1/5/2017	JPY	396,207,977	USD	3,473,117	76,127
1/5/2017	JPY	800,659,861	USD	6,946,235	81,573
1/5/2017	JPY	407,828,332	USD	3,473,117	(23,504)
1/5/2017	USD	534,249	JPY	62,565,633	2,173
1/5/2017	USD	22,243,999	JPY	2,594,493,330	553
1/5/2017	USD	25,145,389	JPY	2,932,907,882	647
1/5/2017	USD	150,000	JPY	17,495,700	4
1/5/2017	USD	24,178,259	JPY	2,820,113,444	705
1/5/2017	USD	25,145,389	JPY	2,932,882,736	431
2/3/2017	JPY	2,719,595,393	USD	23,352,806	(2,919)
2/3/2017	JPY	3,074,353,896	USD	26,398,821	(3,549)
2/3/2017	JPY	2,955,992,782	USD	25,383,482	(2,410)
2/3/2017	JPY	3,074,248,300	USD	26,398,821	(2,642)

					$2,236,533

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Commercial Services & Supplies - 0.1%
Nissha Printing Co., Ltd.	120	$2,897

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	210	4,399

Diversified Telecommunication Services - 4.2%
Nippon Telegraph & Telephone Corp.	2,700	113,708

Electronic Equipment, Instruments & Components - 25.0%
Ai Holdings Corp.(a)	140	2,790
Alps Electric Co., Ltd.	850	20,595
Amano Corp.	300	5,281
Anritsu Corp.	300	1,620
Azbil Corp.	280	7,898
Citizen Watch Co., Ltd.	1,080	6,472
Hamamatsu Photonics K.K.	600	15,819
Hirose Electric Co., Ltd.	121	15,032
Hitachi High-Technologies Corp.	240	9,702
Hitachi Ltd.	18,700	101,328
Horiba Ltd.	170	7,885
Ibiden Co., Ltd.	500	6,743
Japan Aviation Electronics Industry Ltd.	200	2,822
Japan Display, Inc.*(a)	1,600	4,568
Keyence Corp.	167	114,832
Kyocera Corp.	1,390	69,265
Mitsumi Electric Co., Ltd.*(a)	700	3,853
Murata Manufacturing Co., Ltd.	875	117,407
Nichicon Corp.	520	4,548
Nippon Electric Glass Co., Ltd.	1,800	9,753
Nippon Signal Co., Ltd.	90	765
Oki Electric Industry Co., Ltd.	460	6,476
Omron Corp.	840	32,301
Ryosan Co., Ltd.	190	5,750
Shimadzu Corp.	1,030	16,443
Siix Corp.	80	2,706
Taiyo Yuden Co., Ltd.	390	4,691
TDK Corp.	550	37,913
Topcon Corp.	390	5,892
Yaskawa Electric Corp.	1,080	16,834
Yokogawa Electric Corp.	830	12,048

Total Electronic Equipment, Instruments & Components		670,032

Household Durables - 11.1%
Alpine Electronics, Inc.	210	2,742
Casio Computer Co., Ltd.	1,000	14,172
Fujitsu General Ltd.	200	4,242
Nikon Corp.	1,700	26,484
Panasonic Corp.	9,340	95,254
Pioneer Corp.*	1,810	3,662
Sharp Corp.*	6,600	15,279
Sony Corp.	4,880	137,026

Total Household Durables		298,861

Internet & Catalog Retail - 1.7%
ASKUL Corp.	80	2,744
Rakuten, Inc.	3,270	32,115
Start Today Co., Ltd.	600	10,386

Total Internet & Catalog Retail		45,245

Internet Software & Services - 2.0%
DeNA Co., Ltd.	360	7,883
Dip Corp.	120	2,488
GMO Internet, Inc.	360	4,611
Gree, Inc.	150	794
Gurunavi, Inc.	100	1,993
Internet Initiative Japan, Inc.	150	2,269
Kakaku.com, Inc.(a)	550	9,120
Mixi, Inc.	140	5,125
SMS Co., Ltd.	80	1,777
Yahoo Japan Corp.	4,590	17,670

Total Internet Software & Services		53,730

IT Services - 5.7%
Digital Garage, Inc.	210	3,639
Fujitsu Ltd.	7,800	43,436
GMO Payment Gateway, Inc.	40	1,783
Itochu Techno-Solutions Corp.	240	6,255
NEC Networks & System Integration Corp.	40	724
NET One Systems Co., Ltd.	410	2,629
Nihon Unisys Ltd.	340	4,285
Nomura Research Institute Ltd.	539	16,452
NS Solutions Corp.	240	4,329
NTT Data Corp.	540	26,159
Obic Co., Ltd.	290	12,705
Otsuka Corp.	250	11,703
SCSK Corp.	250	8,767
TIS, Inc.	400	8,574
Transcosmos, Inc.	20	469

Total IT Services		151,909

Leisure Products - 1.4%
Bandai Namco Holdings, Inc.	810	22,397
Sega Sammy Holdings, Inc.	750	11,182
Tomy Co., Ltd.	290	3,086

Total Leisure Products		36,665

Media - 4.3%
Avex Group Holdings, Inc.	250	3,605
CyberAgent, Inc.	380	9,409
Daiichikosho Co., Ltd.	170	6,734
Dentsu, Inc.	1,040	49,042
Hakuhodo DY Holdings, Inc.	1,080	13,334
Kadokawa Dwango*	230	3,331
Shochiku Co., Ltd.	500	5,564
SKY Perfect JSAT Holdings, Inc.	430	1,984
Toei Co., Ltd.	400	3,474
Toho Co., Ltd.	550	15,585
Tokyo Broadcasting System Holdings, Inc.	220	3,527

Total Media		115,589

Semiconductors & Semiconductor Equipment - 5.8%
Advantest Corp.	670	11,305
Disco Corp.	120	14,568
Renesas Electronics Corp.*(a)	980	7,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2016

Investments	Shares	Value
Rohm Co., Ltd.	410	$23,658
SCREEN Holdings Co., Ltd.	210	13,054
Sumco Corp.	730	9,451
Tokyo Electron Ltd.	680	64,394
Tokyo Seimitsu Co., Ltd.	170	5,050
Ulvac, Inc.	180	5,525

Total Semiconductors & Semiconductor Equipment		154,802

Software - 5.9%
Capcom Co., Ltd.	190	4,480
COLOPL, Inc.(a)	110	936
Fuji Soft, Inc.	100	2,377
GungHo Online Entertainment, Inc.(a)	1,130	2,412
Koei Tecmo Holdings Co., Ltd.	220	3,880
Konami Holdings Corp.	430	17,401
Nexon Co., Ltd.	700	10,167
Nintendo Co., Ltd.	380	79,952
NSD Co., Ltd.	230	3,622
Oracle Corp.	150	7,575
Square Enix Holdings Co., Ltd.	270	6,956
Trend Micro, Inc.	490	17,456

Total Software		157,214

Technology Hardware, Storage & Peripherals - 11.7%
Brother Industries Ltd.	990	17,901
Canon, Inc.(a)	4,080	115,262
Eizo Corp.	150	4,476
FUJIFILM Holdings Corp.	1,860	70,726
Hitachi Maxell Ltd.	230	3,936
Konica Minolta, Inc.	2,170	21,600
NEC Corp.	10,600	28,173
Ricoh Co., Ltd.	2,640	22,363
Seiko Epson Corp.	1,270	26,949
Toshiba TEC Corp.*	400	1,921

Total Technology Hardware, Storage & Peripherals		313,307

Trading Companies & Distributors - 0.1%
Inaba Denki Sangyo Co., Ltd.	70	2,416

Wireless Telecommunication Services - 20.3%
KDDI Corp.	6,930	175,842
NTT DOCOMO, Inc.	5,320	121,466
SoftBank Group Corp.	3,710	246,994

Total Wireless Telecommunication Services		544,302

TOTAL COMMON STOCKS (Cost: $2,475,602)		2,665,076

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

United States - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $123,289)(c)	123,289	123,289

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $2,598,891)		2,788,365
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%		(109,753)

NET ASSETS - 100.0%		$2,678,612

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $128,027 and the total market value of the collateral held by the Fund was $134,378. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,089.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2017	JPY	61,775,661	USD	543,269	$13,620
1/5/2017	JPY	47,066,418	USD	413,921	10,385
1/5/2017	JPY	61,774,466	USD	543,269	13,630
1/5/2017	JPY	61,766,534	USD	543,269	13,698
1/5/2017	JPY	61,780,767	USD	543,269	13,576
1/5/2017	USD	17,105	JPY	2,003,157	70
1/5/2017	USD	642,473	JPY	74,937,022	19
1/5/2017	USD	668,171	JPY	77,934,129	17
1/5/2017	USD	591,077	JPY	68,941,448	10
1/5/2017	USD	668,171	JPY	77,932,124	—
2/3/2017	JPY	77,856,085	USD	668,560	(64)
2/3/2017	JPY	80,970,699	USD	695,302	(70)
2/3/2017	JPY	71,630,520	USD	615,076	(83)
2/3/2017	JPY	80,979,738	USD	695,302	(147)

					$64,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2016

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Airlines - 0.2%
ANA Holdings, Inc.	2,000	$5,398

Auto Components - 6.6%
Aisin Seiki Co., Ltd.	300	13,041
Bridgestone Corp.	1,310	47,330
Denso Corp.	1,234	53,566
Koito Manufacturing Co., Ltd.	81	4,299
NGK Spark Plug Co., Ltd.	135	3,007
NHK Spring Co., Ltd.	200	1,910
Nifco, Inc.	51	2,698
NOK Corp.	300	6,086
Stanley Electric Co., Ltd.	132	3,616
Sumitomo Electric Industries Ltd.	744	10,758
Sumitomo Rubber Industries Ltd.	429	6,827
TS Tech Co., Ltd.	53	1,368
Yokohama Rubber Co., Ltd. (The)	300	5,391

Total Auto Components		159,897

Automobiles - 13.2%
Honda Motor Co., Ltd.	2,435	71,295
Isuzu Motors Ltd.	975	12,380
Mazda Motor Corp.	537	8,803
Nissan Motor Co., Ltd.	8,085	81,484
Suzuki Motor Corp.	321	11,323
Toyota Motor Corp.	2,131	125,666
Yamaha Motor Co., Ltd.(a)	400	8,828

Total Automobiles		319,779

Banks - 0.3%
Seven Bank Ltd.	1,400	4,021
Suruga Bank Ltd.	152	3,400

Total Banks		7,421

Beverages - 0.5%
Asahi Group Holdings Ltd.	378	11,959

Building Products - 1.2%
Aica Kogyo Co., Ltd.	100	2,645
Daikin Industries Ltd.	205	18,868
Sanwa Holdings Corp.	288	2,753
TOTO Ltd.	100	3,966

Total Building Products		28,232

Capital Markets - 0.2%
Ichigo, Inc.(a)	100	371
Matsui Securities Co., Ltd.	600	5,181

Total Capital Markets		5,552

Chemicals - 5.3%
Air Water, Inc.	190	3,437
Asahi Kasei Corp.	1,659	14,501
Daicel Corp.	368	4,070
DIC Corp.	137	4,170
JSR Corp.	348	5,499
Kansai Paint Co., Ltd.	156	2,880
Kuraray Co., Ltd.	516	7,769
Mitsubishi Gas Chemical Co., Inc.	426	7,286
Nihon Parkerizing Co., Ltd.	69	811
Nippon Paint Holdings Co., Ltd.	170	4,642
Nissan Chemical Industries Ltd.	100	3,348
Nitto Denko Corp.	141	10,843
NOF Corp.	249	2,402
Shin-Etsu Chemical Co., Ltd.	340	26,431
Sumitomo Chemical Co., Ltd.	2,681	12,780
Taiyo Nippon Sanso Corp.	400	4,643
Toray Industries, Inc.	921	7,472
Tosoh Corp.	532	3,772
Zeon Corp.	219	2,167

Total Chemicals		128,923

Commercial Services & Supplies - 1.1%
Aeon Delight Co., Ltd.	100	2,799
Park24 Co., Ltd.	255	6,931
Secom Co., Ltd.	237	17,369

Total Commercial Services & Supplies		27,099

Construction & Engineering - 1.5%
COMSYS Holdings Corp.	158	2,900
Hazama Ando Corp.	200	1,322
JGC Corp.	348	6,337
Kajima Corp.	759	5,265
Kyowa Exeo Corp.	188	2,711
Maeda Road Construction Co., Ltd.	120	2,012
Nippo Corp.	105	1,964
Obayashi Corp.	400	3,831
SHO-BOND Holdings Co., Ltd.	40	1,670
Taisei Corp.	1,000	7,013
Toshiba Plant Systems & Services Corp.	100	1,320

Total Construction & Engineering		36,345

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	1,966
Taiheiyo Cement Corp.	1,143	3,626

Total Construction Materials		5,592

Diversified Telecommunication Services - 4.0%
Nippon Telegraph & Telephone Corp.	2,300	96,863

Electric Utilities - 0.2%
Tohoku Electric Power Co., Inc.	300	3,799

Electrical Equipment - 2.0%
Mabuchi Motor Co., Ltd.	100	5,230
Mitsubishi Electric Corp.	2,192	30,624
Nidec Corp.	151	13,057

Total Electrical Equipment		48,911

Electronic Equipment, Instruments & Components - 5.0%
Alps Electric Co., Ltd.	168	4,070
Hamamatsu Photonics K.K.	100	2,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2016

Investments	Shares	Value
Hirose Electric Co., Ltd.	37	$4,597
Hitachi High-Technologies Corp.	129	5,215
Hitachi Ltd.	6,396	34,657
Horiba Ltd.	46	2,134
Keyence Corp.	15	10,314
Murata Manufacturing Co., Ltd.	227	30,459
Oki Electric Industry Co., Ltd.	100	1,408
Omron Corp.	200	7,691
Shimadzu Corp.	188	3,001
Taiyo Yuden Co., Ltd.	100	1,203
TDK Corp.	87	5,997
Topcon Corp.	100	1,511
Yaskawa Electric Corp.	200	3,117
Yokogawa Electric Corp.	254	3,687

Total Electronic Equipment, Instruments & Components		121,697

Food & Staples Retailing - 2.7%
FamilyMart UNY Holdings Co., Ltd.	156	10,406
Lawson, Inc.	168	11,826
Matsumotokiyoshi Holdings Co., Ltd.	66	3,259
Seven & I Holdings Co., Ltd.	779	29,741
Sugi Holdings Co., Ltd.	42	2,002
Sundrug Co., Ltd.	60	4,162
Tsuruha Holdings, Inc.	33	3,141

Total Food & Staples Retailing		64,537

Food Products - 1.2%
Ajinomoto Co., Inc.	286	5,772
Calbee, Inc.	73	2,291
Ezaki Glico Co., Ltd.	37	1,738
Kikkoman Corp.	108	3,463
MEIJI Holdings Co., Ltd.	100	7,854
NH Foods Ltd.	239	6,465
Yakult Honsha Co., Ltd.	32	1,487

Total Food Products		29,070

Health Care Equipment & Supplies - 1.4%
Hoya Corp.	437	18,400
Nakanishi, Inc.	41	1,589
Nihon Kohden Corp.	100	2,218
Sysmex Corp.	87	5,050
Terumo Corp.	211	7,806

Total Health Care Equipment & Supplies		35,063

Health Care Providers & Services - 0.1%
Ship Healthcare Holdings, Inc.	100	2,572

Health Care Technology - 0.1%
M3, Inc.	100	2,525

Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co., Ltd.	100	5,664
Resorttrust, Inc.	100	1,850
Skylark Co., Ltd.	100	1,324

Total Hotels, Restaurants & Leisure		8,838

Household Durables - 2.5%
Casio Computer Co., Ltd.	263	3,727
Haseko Corp.	162	1,652
Panasonic Corp.	2,800	28,556
Rinnai Corp.	31	2,506
Sekisui Chemical Co., Ltd.	545	8,710
Sekisui House Ltd.	856	14,278

Total Household Durables		59,429

Household Products - 0.4%
Lion Corp.	275	4,527
Pigeon Corp.	31	794
Unicharm Corp.	200	4,386

Total Household Products		9,707

Insurance - 0.8%
Sompo Holdings, Inc.	535	18,164

Internet & Catalog Retail - 0.3%
Rakuten, Inc.	200	1,964
Start Today Co., Ltd.	300	5,193

Total Internet & Catalog Retail		7,157

Internet Software & Services - 1.2%
DeNA Co., Ltd.	78	1,708
GMO Internet, Inc.	161	2,062
Kakaku.com, Inc.(a)	148	2,454
Mixi, Inc.	79	2,892
Yahoo Japan Corp.	5,008	19,279

Total Internet Software & Services		28,395

IT Services - 1.6%
Fujitsu Ltd.	2,000	11,137
Itochu Techno-Solutions Corp.	148	3,858
Nomura Research Institute Ltd.	220	6,715
NS Solutions Corp.	100	1,804
Obic Co., Ltd.	82	3,593
Otsuka Corp.	100	4,681
SCSK Corp.	126	4,418
Transcosmos, Inc.	81	1,897

Total IT Services		38,103

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	349	9,650
Heiwa Corp.	210	4,811
Shimano, Inc.	39	6,132

Total Leisure Products		20,593

Machinery - 8.7%
DMG Mori Co., Ltd.	200	2,432
Ebara Corp.	117	3,340
FANUC Corp.	261	44,341
Hino Motors Ltd.	1,018	10,386
Hitachi Construction Machinery Co., Ltd.	368	7,986
Hoshizaki Corp.	40	3,172
JTEKT Corp.	531	8,514
Kawasaki Heavy Industries Ltd.	4,000	12,586
Komatsu Ltd.	1,390	31,552
Kubota Corp.	1,118	15,993
Makita Corp.	154	10,338
Minebea Co., Ltd.	360	3,383
Mitsubishi Heavy Industries Ltd.	5,000	22,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2016

Investments	Shares	Value
Nabtesco Corp.	127	$2,961
NGK Insulators Ltd.	196	3,810
NSK Ltd.	1,150	13,350
OSG Corp.	100	1,974
SMC Corp.	23	5,503
Tadano Ltd.	118	1,489
THK Co., Ltd.	158	3,503
Tsubakimoto Chain Co.	208	1,694

Total Machinery		211,139

Media - 0.6%
CyberAgent, Inc.	96	2,377
Daiichikosho Co., Ltd.	100	3,961
Hakuhodo DY Holdings, Inc.	322	3,975
Toho Co., Ltd.	130	3,684

Total Media		13,997

Metals & Mining - 1.2%
Dowa Holdings Co., Ltd.	291	2,230
Nippon Steel & Sumitomo Metal Corp.	1,000	22,352
UACJ Corp.	1,000	2,752
Yamato Kogyo Co., Ltd.	100	2,808

Total Metals & Mining		30,142

Multiline Retail - 0.3%
Izumi Co., Ltd.	48	2,074
Marui Group Co., Ltd.	100	1,463
Ryohin Keikaku Co., Ltd.	18	3,536

Total Multiline Retail		7,073

Paper & Forest Products - 0.2%
Oji Holdings Corp.	1,000	4,081

Personal Products - 0.9%
Kao Corp.	304	14,442
Kobayashi Pharmaceutical Co., Ltd.	82	3,515
Kose Corp.	42	3,497

Total Personal Products		21,454

Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	2,162	30,094
Chugai Pharmaceutical Co., Ltd.	388	11,161
Daiichi Sankyo Co., Ltd.	900	18,454
Hisamitsu Pharmaceutical Co., Inc.	119	5,969
KYORIN Holdings, Inc.	125	2,687
Mochida Pharmaceutical Co., Ltd.	38	2,642
Ono Pharmaceutical Co., Ltd.	100	2,191
Otsuka Holdings Co., Ltd.	400	17,466
Rohto Pharmaceutical Co., Ltd.	100	1,576
Sawai Pharmaceutical Co., Ltd.	43	2,315
Shionogi & Co., Ltd.	230	11,041
Tsumura & Co.	134	3,699

Total Pharmaceuticals		109,295

Professional Services - 0.6%
Meitec Corp.	44	1,688
Recruit Holdings Co., Ltd.	300	12,063
Temp Holdings Co., Ltd.	100	1,555

Total Professional Services		15,306

Real Estate Management & Development - 2.4%
Aeon Mall Co., Ltd.	200	2,819
Daikyo, Inc.	1,000	2,006
Daito Trust Construction Co., Ltd.	93	14,018
Daiwa House Industry Co., Ltd.	863	23,648
Hulic Co., Ltd.	454	4,044
Leopalace21 Corp.	200	1,108
Relo Group, Inc.	20	2,857
Sumitomo Real Estate Sales Co., Ltd.	100	2,336
Sumitomo Realty & Development Co., Ltd.	155	4,128
Tokyo Tatemono Co., Ltd.	100	1,340

Total Real Estate Management & Development		58,304

Road & Rail - 1.5%
Central Japan Railway Co.	60	9,892
East Japan Railway Co.	277	23,987
Keisei Electric Railway Co., Ltd.	68	1,654

Total Road & Rail		35,533

Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp.	38	4,613
Sumco Corp.	500	6,473
Tokyo Electron Ltd.	200	18,940

Total Semiconductors & Semiconductor Equipment		30,026

Software - 1.0%
Capcom Co., Ltd.	100	2,358
GungHo Online Entertainment, Inc.(a)	474	1,012
Konami Holdings Corp.	107	4,330
Nexon Co., Ltd.	128	1,859
Oracle Corp.	82	4,141
Square Enix Holdings Co., Ltd.	93	2,396
Trend Micro, Inc.	256	9,120

Total Software		25,216

Specialty Retail - 1.8%
ABC-Mart, Inc.	73	4,143
Fast Retailing Co., Ltd.	41	14,704
Hikari Tsushin, Inc.	60	5,602
K’s Holdings Corp.	102	1,790
Sanrio Co., Ltd.	137	2,591
Shimamura Co., Ltd.	38	4,754
T-Gaia Corp.	57	930
USS Co., Ltd.	320	5,109
Yamada Denki Co., Ltd.	700	3,781

Total Specialty Retail		43,404

Technology Hardware, Storage & Peripherals - 4.6%
Brother Industries Ltd.	414	7,486
Canon, Inc.	2,700	76,277
Konica Minolta, Inc.	886	8,819
NEC Corp.	2,758	7,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2016

Investments	Shares	Value
Seiko Epson Corp.	600	$12,732

Total Technology Hardware, Storage & Peripherals		112,644

Tobacco - 3.4%
Japan Tobacco, Inc.	2,500	82,394

Trading Companies & Distributors - 2.8%
ITOCHU Corp.	3,031	40,332
Marubeni Corp.	3,579	20,338
MISUMI Group, Inc.	200	3,299
Nippon Steel & Sumikin Bussan Corp.	100	3,876

Total Trading Companies & Distributors		67,845

Wireless Telecommunication Services - 8.9%
KDDI Corp.	3,055	77,517
NTT DOCOMO, Inc.	4,832	110,324
SoftBank Group Corp.	417	27,762

Total Wireless Telecommunication Services		215,603

TOTAL COMMON STOCKS (Cost: $2,385,277)		2,415,076

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $10,068)(c)	10,068	10,068

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $2,395,345)		2,425,144
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(2,031)

NET ASSETS - 100.0%		$2,423,113

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $9,592 and the total market value of the collateral held by the Fund was $10,068.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Aerospace & Defense - 0.1%
Jamco Corp.(a)	15,900	$328,401

Air Freight & Logistics - 0.5%
AIT Corp.	33,000	308,681
Konoike Transport Co., Ltd.	43,800	577,190
Maruwa Unyu Kikan Co., Ltd.(a)	5,900	146,393
Mitsui-Soko Holdings Co., Ltd.	193,000	569,229
SBS Holdings, Inc.	24,200	169,100
Shibusawa Warehouse Co., Ltd. (The)	22,000	65,641
Yusen Logistics Co., Ltd.	19,600	204,512

Total Air Freight & Logistics		2,040,746

Auto Components - 6.2%
Aisan Industry Co., Ltd.	68,500	587,890
Calsonic Kansei Corp.	85,000	1,303,768
Daido Metal Co., Ltd.	37,500	375,209
Daikyonishikawa Corp.	33,700	433,981
Eagle Industry Co., Ltd.	45,900	611,160
Exedy Corp.	30,225	852,576
FCC Co., Ltd.	32,900	593,207
G-Tekt Corp.	21,900	426,603
Imasen Electric Industrial	28,400	243,982
Kasai Kogyo Co., Ltd.	26,700	317,511
Keihin Corp.	39,321	690,439
KYB Corp.	123,400	599,887
Mitsuba Corp.	18,700	304,145
Musashi Seimitsu Industry Co., Ltd.	20,100	523,891
NHK Spring Co., Ltd.	196,700	1,878,714
Nifco, Inc.	30,686	1,623,292
Nissin Kogyo Co., Ltd.	63,800	1,011,413
Pacific Industrial Co., Ltd.	33,900	431,906
Sanden Holdings Corp.	194,963	621,822
Sanoh Industrial Co., Ltd.	80,000	567,926
Shoei Co., Ltd.	23,600	424,106
Tachi-S Co., Ltd.	11,100	186,721
Taiho Kogyo Co., Ltd.	29,000	407,022
Tokai Rika Co., Ltd.	98,558	1,981,554
Topre Corp.	27,100	679,853
Toyo Tire & Rubber Co., Ltd.	125,300	1,563,094
Toyoda Gosei Co., Ltd.	111,700	2,618,320
TPR Co., Ltd.	19,800	558,512
TS Tech Co., Ltd.	36,900	952,278
Unipres Corp.	22,403	446,965
Yokohama Rubber Co., Ltd. (The)	156,900	2,819,586

Total Auto Components		26,637,333

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	47,500	463,047

Banks - 10.7%
77 Bank Ltd. (The)	89,000	430,368
Akita Bank Ltd. (The)	156,000	505,577
Aomori Bank Ltd. (The)	196,622	660,829
Awa Bank Ltd. (The)	159,378	975,658
Bank of Iwate Ltd. (The)	13,200	533,048
Bank of Kyoto Ltd. (The)	212,000	1,577,708
Bank of Nagoya Ltd. (The)(a)	18,369	654,376
Bank of Okinawa Ltd. (The)	17,980	655,934
Bank of Saga Ltd. (The)	144,448	370,300
Bank of the Ryukyus Ltd.	47,308	622,202
Chugoku Bank Ltd. (The)	113,500	1,632,898
Chukyo Bank Ltd. (The)	13,400	269,643
Daisan Bank Ltd. (The)	14,700	229,256
Daishi Bank Ltd. (The)	323,552	1,456,379
Ehime Bank Ltd. (The)(a)	27,199	321,346
Eighteenth Bank Ltd. (The)	160,046	478,896
Fukui Bank Ltd. (The)	112,671	284,974
Gunma Bank Ltd. (The)	421,000	2,310,113
Hachijuni Bank Ltd. (The)	503,800	2,928,593
Hiroshima Bank Ltd. (The)	569,000	2,663,643
Hokkoku Bank Ltd. (The)	275,621	983,053
Hokuetsu Bank Ltd. (The)	15,000	340,292
Hokuhoku Financial Group, Inc.	148,200	2,562,862
Hyakugo Bank Ltd. (The)	228,000	928,538
Hyakujushi Bank Ltd. (The)	296,000	1,007,519
Iyo Bank Ltd. (The)	204,400	1,412,495
Jimoto Holdings, Inc.	367,900	624,548
Juroku Bank Ltd. (The)	261,000	917,478
Keiyo Bank Ltd. (The)	194,684	884,662
Kiyo Bank Ltd. (The)	60,790	975,684
Mebuki Financial Group, Inc.	277,600	1,030,572
Mie Bank Ltd. (The)	24,838	496,824
Minato Bank Ltd. (The)	19,700	353,007
Miyazaki Bank Ltd. (The)	158,000	489,030
Nanto Bank Ltd. (The)	19,200	732,542
Nishi-Nippon Financial Holdings, Inc.*	137,000	1,436,541
North Pacific Bank Ltd.	504,915	2,086,587
Ogaki Kyoritsu Bank Ltd. (The)	229,423	894,993
San-In Godo Bank Ltd. (The)	118,600	991,426
Senshu Ikeda Holdings, Inc.	318,240	1,470,668
Shiga Bank Ltd. (The)	183,923	1,002,915
Shikoku Bank Ltd. (The)	246,000	603,215
Tochigi Bank Ltd. (The)	59,443	292,539
Toho Bank Ltd. (The)	195,000	730,613
Tokyo TY Financial Group, Inc.	9,400	328,418
TOMONY Holdings, Inc.	92,277	478,652
Towa Bank Ltd. (The)	338,000	321,670
Yamagata Bank Ltd. (The)(a)	131,000	554,842
Yamaguchi Financial Group, Inc.	119,000	1,298,813

Total Banks		45,792,739

Beverages - 0.6%
Coca-Cola East Japan Co., Ltd.	51,500	1,137,429
Sapporo Holdings Ltd.	31,298	807,707
Takara Holdings, Inc.	58,711	541,630

Total Beverages		2,486,766

Building Products - 1.8%
Aica Kogyo Co., Ltd.	39,615	1,047,818
Bunka Shutter Co., Ltd.	43,600	337,182
Central Glass Co., Ltd.	107,933	504,338
Nichias Corp.	85,827	830,050
Nichiha Corp.	17,700	438,573
Nitto Boseki Co., Ltd.	136,996	536,779
Noritz Corp.	24,400	412,542
Okabe Co., Ltd.	25,200	207,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Sanko Metal Industrial Co., Ltd.	7,900	$213,358
Sankyo Tateyama, Inc.	19,800	269,749
Sanwa Holdings Corp.	156,266	1,493,862
Takara Standard Co., Ltd.(a)	30,831	506,206
Takasago Thermal Engineering Co., Ltd.	55,572	716,597

Total Building Products		7,514,686

Capital Markets - 3.7%
GCA Corp.	100	705
Ichigo, Inc.(a)	95,000	352,681
Ichiyoshi Securities Co., Ltd.	105,088	808,196
kabu.com Securities Co., Ltd.	359,600	1,239,415
Marusan Securities Co., Ltd.	132,300	1,117,293
Matsui Securities Co., Ltd.	344,000	2,970,018
Monex Group, Inc.	354,994	989,180
Okasan Securities Group, Inc.	336,000	2,079,925
SBI Holdings, Inc.	256,500	3,270,163
Sparx Group Co., Ltd.(a)	147,500	287,071
Tokai Tokyo Financial Holdings, Inc.	479,500	2,557,114

Total Capital Markets		15,671,761

Chemicals - 7.8%
Achilles Corp.	29,800	400,621
ADEKA Corp.	69,625	949,147
Arakawa Chemical Industries Ltd.	29,000	464,458
Chugoku Marine Paints Ltd.	55,600	410,439
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	58,714	317,142
Denka Co., Ltd.	352,000	1,557,268
DIC Corp.	80,200	2,441,034
Fujimi, Inc.	21,400	401,267
Fuso Chemical Co., Ltd.	17,100	368,141
Ihara Chemical Industry Co., Ltd.	22,200	215,081
JSP Corp.	16,923	394,510
Kaneka Corp.	200,000	1,632,443
Kumiai Chemical Industry Co., Ltd.(a)	40,200	245,401
Kureha Corp.	12,364	465,896
Lintec Corp.	46,865	1,025,819
Mitsubishi Gas Chemical Co., Inc.	172,800	2,955,682
Nihon Parkerizing Co., Ltd.	67,700	795,788
Nippon Kayaku Co., Ltd.	146,000	1,806,302
Nippon Shokubai Co., Ltd.	28,000	1,752,476
Nippon Soda Co., Ltd.	103,091	485,249
Nippon Valqua Industries Ltd.	15,237	200,791
NOF Corp.	120,000	1,157,457
Okamoto Industries, Inc.	36,436	336,760
Osaka Soda Co., Ltd.	94,000	375,565
Riken Technos Corp.(a)	35,200	161,763
Sakata INX Corp.	46,800	580,210
Sanyo Chemical Industries Ltd.	13,735	588,803
Sekisui Plastics Co., Ltd.	64,500	451,254
Shikoku Chemicals Corp.	46,000	418,845
Showa Denko K.K.	58,000	832,443
Sumitomo Bakelite Co., Ltd.	150,092	842,888
Sumitomo Seika Chemicals Co., Ltd.	13,700	538,556
T Hasegawa Co., Ltd.	13,900	232,153
Taiyo Holdings Co., Ltd.	22,791	888,113
Takiron Co., Ltd.	56,000	249,188
Toagosei Co., Ltd.	104,300	1,029,273
Tokai Carbon Co., Ltd.	184,000	596,322
Toyo Ink SC Holdings Co., Ltd.	247,512	1,135,327
Toyobo Co., Ltd.	464,531	693,003
Ube Industries Ltd.	726,930	1,526,967
Yushiro Chemical Industry Co., Ltd.	18,700	230,393
Zeon Corp.	130,000	1,286,235

Total Chemicals		33,436,473

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	28,000	783,813
Bell System24 Holdings, Inc.(a)	50,000	422,686
Daiseki Co., Ltd.	13,607	279,525
Itoki Corp.	30,400	192,615
Kokuyo Co., Ltd.	46,803	539,718
Kyodo Printing Co., Ltd.	81,049	277,958
Matsuda Sangyo Co., Ltd.	14,300	184,275
Mitsubishi Pencil Co., Ltd.	3,700	195,096
NAC Co., Ltd.	35,000	293,480
Nippon Air Conditioning Services Co., Ltd.	21,200	110,694
Nippon Parking Development Co., Ltd.	272,600	387,976
Nissha Printing Co., Ltd.(a)	16,100	388,713
Okamura Corp.	79,076	712,555
Pilot Corp.	5,200	215,338
Relia, Inc.	44,400	439,299
Sato Holdings Corp.	23,838	478,456
Toppan Forms Co., Ltd.	60,500	632,310

Total Commercial Services & Supplies		6,534,507

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	70,748	1,481,865
Japan Radio Co., Ltd.(a)	16,900	202,855

Total Communications Equipment		1,684,720

Construction & Engineering - 5.0%
Asunaro Aoki Construction Co., Ltd.	62,600	419,713
COMSYS Holdings Corp.	74,800	1,373,059
Fudo Tetra Corp.	74,400	130,767
Hazama Ando Corp.	83,900	554,610
Kandenko Co., Ltd.	101,138	914,825
Kinden Corp.	128,400	1,605,069
Kitano Construction Corp.	48,651	134,313
Kumagai Gumi Co., Ltd.	107,000	275,217
Kyowa Exeo Corp.	82,066	1,183,478
Kyudenko Corp.	27,090	729,306
Maeda Corp.	60,087	525,475
Maeda Road Construction Co., Ltd.	75,694	1,268,759
Meisei Industrial Co., Ltd.	44,200	216,007
Mirait Holdings Corp.(a)	48,900	442,735
NDS Co., Ltd.	6,300	156,967
Nichireki Co., Ltd.	39,200	309,540
Nippo Corp.	55,358	1,035,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Nippon Densetsu Kogyo Co., Ltd.	21,200	$339,898
Nippon Koei Co., Ltd.	14,800	328,649
Nishimatsu Construction Co., Ltd.	246,037	1,193,955
Obayashi Road Corp.	31,600	189,651
Okumura Corp.	200,853	1,133,118
OSJB Holdings Corp.	60,800	124,066
Penta-Ocean Construction Co., Ltd.	64,593	312,900
Raito Kogyo Co., Ltd.	25,900	266,472
Shinnihon Corp.	30,200	243,910
SHO-BOND Holdings Co., Ltd.(a)	11,500	480,173
Sumitomo Mitsui Construction Co., Ltd.	440,000	464,012
Taikisha Ltd.	30,365	741,975
Toa Corp.	16,200	277,373
Toda Corp.	191,549	1,013,296
Toenec Corp.	43,000	211,986
Tokyo Energy & Systems, Inc.	21,000	180,049
Tokyu Construction Co., Ltd.	65,100	525,779
Toshiba Plant Systems & Services Corp.	54,900	724,877
Totetsu Kogyo Co., Ltd.	13,579	352,762
Toyo Construction Co., Ltd.	42,400	149,046
Toyo Engineering Corp.	77,554	207,458
Yahagi Construction Co., Ltd.	35,000	324,388
Yokogawa Bridge Holdings Corp.	11,400	133,221
Yurtec Corp.	53,000	360,801

Total Construction & Engineering		21,554,814

Construction Materials - 0.2%
Shinagawa Refractories Co., Ltd.	107,000	224,761
Sumitomo Osaka Cement Co., Ltd.	214,404	810,667

Total Construction Materials		1,035,428

Consumer Finance - 0.2%
J Trust Co., Ltd.	52,500	532,044
Pocket Card Co., Ltd.	45,300	217,888

Total Consumer Finance		749,932

Containers & Packaging - 0.6%
FP Corp.	17,800	818,005
Fuji Seal International, Inc.	25,410	543,776
Nihon Yamamura Glass Co., Ltd.	90,000	157,414
Rengo Co., Ltd.	152,900	833,750

Total Containers & Packaging		2,352,945

Distributors - 0.4%
Doshisha Co., Ltd.	25,600	460,925
Happinet Corp.(a)	22,400	245,443
Paltac Corp.	43,857	1,038,565

Total Distributors		1,744,933

Diversified Consumer Services - 0.9%
Benesse Holdings, Inc.	103,900	2,868,419
Meiko Network Japan Co., Ltd.	23,586	219,409
Studio Alice Co., Ltd.	11,560	214,579
Tokyo Individualized Educational Institute, Inc.(a)	46,800	379,584

Total Diversified Consumer Services		3,681,991

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.(a)	47,400	410,054
IBJ Leasing Co., Ltd.	46,900	1,050,309

Total Diversified Financial Services		1,460,363

Electric Utilities - 1.0%
Hokkaido Electric Power Co., Inc.	35,000	273,974
Hokuriku Electric Power Co.	228,000	2,560,810
Okinawa Electric Power Co., Inc. (The)	15,400	347,122
Shikoku Electric Power Co., Inc.	112,300	1,139,994

Total Electric Utilities		4,321,900

Electrical Equipment - 1.6%
Chiyoda Integre Co., Ltd.	22,400	452,283
Daihen Corp.	74,000	458,079
Denyo Co., Ltd.	25,300	343,595
Endo Lighting Corp.	28,300	212,308
Fujikura Ltd.	150,615	819,998
Furukawa Electric Co., Ltd.	27,900	818,091
GS Yuasa Corp.	245,000	1,020,877
Idec Corp.	40,936	383,265
Nippon Carbon Co., Ltd.(a)	110,000	214,087
Nissin Electric Co., Ltd.	38,765	428,746
Sanyo Denki Co., Ltd.	82,000	574,390
Sinfonia Technology Co., Ltd.	108,000	243,529
Takaoka Toko Co., Ltd.	18,700	347,433
Tatsuta Electric Wire and Cable Co., Ltd.(a)	130,000	507,138

Total Electrical Equipment		6,823,819

Electronic Equipment, Instruments & Components - 5.7%
Ai Holdings Corp.(a)	23,700	472,232
Amano Corp.	60,735	1,069,053
Anritsu Corp.	126,100	681,125
Azbil Corp.	53,554	1,510,633
Canon Electronics, Inc.	54,900	829,372
Citizen Watch Co., Ltd.	283,600	1,699,630
CONEXIO Corp.	55,300	707,874
Daiwabo Holdings Co., Ltd.	187,396	459,513
Dexerials Corp.	127,300	1,212,589
Hagiwara Electric Co., Ltd.	8,300	150,223
Hakuto Co., Ltd.	21,634	192,904
Horiba Ltd.	21,300	987,980
Ibiden Co., Ltd.	113,600	1,532,068
Iriso Electronics Co., Ltd.	3,800	217,962
Japan Aviation Electronics Industry Ltd.(a)	54,000	762,070
Kaga Electronics Co., Ltd.	33,100	538,068
Koa Corp.	27,547	263,342
Kyosan Electric Manufacturing Co., Ltd.	40,000	135,122
Macnica Fuji Electronics Holdings, Inc.(a)	65,900	869,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Marubun Corp.	50,700	$298,197
Nippon Electric Glass Co., Ltd.	434,000	2,351,678
Nippon Signal Co., Ltd.	40,300	342,413
Nohmi Bosai Ltd.	33,491	495,323
Oki Electric Industry Co., Ltd.	74,600	1,050,227
Optex Co., Ltd.(a)	3,200	70,181
Panasonic Industrial Devices SUNX Co., Ltd.	33,300	227,834
Ryoden Corp.	41,723	263,999
Ryosan Co., Ltd.	53,500	1,619,197
Sanshin Electronics Co., Ltd.	31,800	307,544
Satori Electric Co., Ltd.	16,800	105,004
Shinko Shoji Co., Ltd.	9,400	100,016
Siix Corp.	11,400	385,588
Sumida Corp.	20,000	181,764
Tabuchi Electric Co., Ltd.	73,500	250,808
Taiyo Yuden Co., Ltd.	47,300	568,971
Tamura Corp.	48,000	181,901
Topcon Corp.	52,600	794,626
UKC Holdings Corp.	19,600	352,392
Vitec Holdings Co., Ltd.	19,300	206,345

Total Electronic Equipment, Instruments & Components		24,445,319

Energy Equipment & Services - 0.2%
Modec, Inc.	22,204	355,614
Shinko Plantech Co., Ltd.	40,500	294,804
Toyo Kanetsu K.K.	143,000	386,205

Total Energy Equipment & Services		1,036,623

Food & Staples Retailing - 1.9%
Ain Holdings, Inc.	7,600	504,343
Arcs Co., Ltd.	31,994	722,255
Axial Retailing, Inc.	7,400	255,052
Cawachi Ltd.	19,900	497,351
Cocokara fine, Inc.	9,000	331,419
Create SD Holdings Co., Ltd.	11,400	244,645
Heiwado Co., Ltd.	25,363	600,614
Kato Sangyo Co., Ltd.	21,216	497,863
Kobe Bussan Co., Ltd.(a)	18,100	637,810
Life Corp.	13,900	392,682
Ministop Co., Ltd.	21,700	379,915
Mitsubishi Shokuhin Co., Ltd.	24,000	715,051
Nihon Chouzai Co., Ltd.	3,400	127,243
Qol Co., Ltd.	23,800	285,678
San-A Co., Ltd.	10,100	490,127
Sogo Medical Co., Ltd.	5,000	184,121
United Super Markets Holdings, Inc.	33,800	285,446
Valor Holdings Co., Ltd.	22,391	585,524
Yaoko Co., Ltd.	8,300	330,904

Total Food & Staples Retailing		8,068,043

Food Products - 2.3%
Ariake Japan Co., Ltd.	9,828	527,485
Feed One Co., Ltd.	202,900	269,640
Fuji Oil Holdings, Inc.	39,700	781,508
Fujicco Co., Ltd.	22,000	455,524
Hokuto Corp.	21,191	383,177
J-Oil Mills, Inc.	12,498	427,548
Kameda Seika Co., Ltd.	4,300	196,870
Marudai Food Co., Ltd.	77,000	325,468
Maruha Nichiro Corp.(a)	19,332	522,934
Megmilk Snow Brand Co., Ltd.	17,200	474,849
Mitsui Sugar Co., Ltd.	13,998	300,879
Morinaga & Co., Ltd.	17,587	735,085
Morinaga Milk Industry Co., Ltd.	78,411	566,057
Nichirei Corp.	53,148	1,102,741
Nippon Flour Mills Co., Ltd.	48,983	682,868
Nippon Suisan Kaisha Ltd.	64,400	310,308
Nisshin Oillio Group Ltd. (The)	110,000	507,395
S Foods, Inc.(a)	16,100	418,944
Sakata Seed Corp.	8,400	238,025
Showa Sangyo Co., Ltd.	123,000	633,798

Total Food Products		9,861,103

Gas Utilities - 0.1%
Saibu Gas Co., Ltd.	172,000	371,621
Shizuoka Gas Co., Ltd.	24,592	173,948

Total Gas Utilities		545,569

Health Care Equipment & Supplies - 1.3%
Eiken Chemical Co., Ltd.	11,835	312,021
Hogy Medical Co., Ltd.	9,500	587,259
Jeol Ltd.	45,000	196,768
Mani, Inc.(a)	16,400	391,879
Nagaileben Co., Ltd.	30,826	674,216
Nakanishi, Inc.	11,000	426,287
Nihon Kohden Corp.	31,500	698,680
Nikkiso Co., Ltd.	44,700	425,787
Nipro Corp.	136,400	1,494,570
Paramount Bed Holdings Co., Ltd.	13,021	521,354

Total Health Care Equipment & Supplies		5,728,821

Health Care Providers & Services - 1.1%
As One Corp.	12,300	513,049
BML, Inc.	19,400	463,398
Japan Lifeline Co., Ltd.	4,600	91,933
Miraca Holdings, Inc.	38,400	1,728,469
NichiiGakkan Co., Ltd.(a)	80,000	578,214
Ship Healthcare Holdings, Inc.	26,107	671,505
Toho Holdings Co., Ltd.	23,100	461,862

Total Health Care Providers & Services		4,508,430

Hotels, Restaurants & Leisure - 2.7%
Accordia Golf Co., Ltd.	75,300	776,016
Create Restaurants Holdings, Inc.	30,300	264,980
Doutor Nichires Holdings Co., Ltd.	28,453	524,734
Fuji Kyuko Co., Ltd.(a)	27,402	254,203
Hiramatsu, Inc.	23,200	133,668
HIS Co., Ltd.(a)	14,600	384,919
Ichibanya Co., Ltd.(a)	16,036	512,833
KFC Holdings Japan Ltd.	16,300	267,625
Kyoritsu Maintenance Co., Ltd.(a)	4,500	262,743
MOS Food Services, Inc.	11,900	358,117
Ohsho Food Service Corp.	18,800	710,027
Plenus Co., Ltd.	38,368	750,353
Resorttrust, Inc.	55,208	1,021,468
Round One Corp.	69,337	481,528
Royal Holdings Co., Ltd.(a)	13,600	217,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Saizeriya Co., Ltd.	18,600	$419,092
SFP Dining Co., Ltd.	21,900	278,268
Skylark Co., Ltd.(a)	142,800	1,890,369
St. Marc Holdings Co., Ltd.	15,600	475,483
Tokyo Dome Corp.	56,200	555,086
Tokyotokeiba Co., Ltd.(a)	106,424	244,538
Toridoll Holdings Corp.	6,000	129,790
Yoshinoya Holdings Co., Ltd.(a)	25,300	347,933
Zensho Holdings Co., Ltd.	17,100	282,373

Total Hotels, Restaurants & Leisure		11,544,077

Household Durables - 2.0%
Alpine Electronics, Inc.	50,600	660,726
Chofu Seisakusho Co., Ltd.	14,200	319,830
Clarion Co., Ltd.	104,000	373,610
Cleanup Corp.	22,200	181,392
Foster Electric Co., Ltd.	16,600	314,964
France Bed Holdings Co., Ltd.	45,300	360,815
Fujitsu General Ltd.	38,000	806,036
JVC Kenwood Corp.	97,300	266,118
Misawa Homes Co., Ltd.(a)	25,400	227,573
Mitsui Home Co., Ltd.	30,000	131,178
Nissei Build Kogyo Co., Ltd.	56,000	254,949
PanaHome Corp.	110,177	893,621
Pressance Corp.	30,200	375,704
Sangetsu Corp.	54,700	950,631
Starts Corp., Inc.	33,200	563,035
Sumitomo Forestry Co., Ltd.	80,900	1,073,719
Tamron Co., Ltd.	27,966	465,401
TOA Corp.	19,652	176,916
Zojirushi Corp.(a)	22,500	302,675

Total Household Durables		8,698,893

Household Products - 0.2%
Earth Chemical Co., Ltd.	15,500	631,243

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.(a)	42,400	306,817

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.	129,600	1,253,387
TOKAI Holdings Corp.(a)	94,600	661,839

Total Industrial Conglomerates		1,915,226

Internet & Catalog Retail - 0.2%
ASKUL Corp.	14,765	506,366
Belluna Co., Ltd.	63,584	392,511

Total Internet & Catalog Retail		898,877

Internet Software & Services - 0.7%
COOKPAD, Inc.(a)	19,900	183,414
Dip Corp.	13,500	279,873
F@N Communications, Inc.	29,300	186,147
GMO Internet, Inc.	92,272	1,181,930
Gree, Inc.	86,000	454,941
Gurunavi, Inc.	17,200	342,864
Infomart Corp.(a)	42,400	248,653
Internet Initiative Japan, Inc.	13,400	202,663

Total Internet Software & Services		3,080,485

IT Services - 2.0%
DTS Corp.	17,791	379,814
Future Corp.	41,400	257,341
GMO Payment Gateway, Inc.(a)	2,000	89,167
Information Services International-Dentsu Ltd.	19,700	302,674
Itochu Techno-Solutions Corp.	93,300	2,431,792
Japan Asia Group Ltd.(a)	70,100	260,242
NEC Networks & System Integration Corp.	49,079	888,291
NET One Systems Co., Ltd.	90,658	581,405
Nihon Unisys Ltd.	61,400	773,850
NS Solutions Corp.	65,380	1,179,402
TIS, Inc.	32,900	705,191
Transcosmos, Inc.	23,800	557,479

Total IT Services		8,406,648

Leisure Products - 0.9%
Daikoku Denki Co., Ltd.	17,800	273,482
Fields Corp.(a)	33,100	385,105
Furyu Corp.(a)	8,000	227,376
Heiwa Corp.	97,800	2,240,508
Mizuno Corp.	83,616	407,918
Tomy Co., Ltd.	36,700	390,489

Total Leisure Products		3,924,878

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	14,000	163,484

Machinery - 7.6%
Aichi Corp.	29,100	204,337
Aida Engineering Ltd.	60,700	577,154
Alinco, Inc.	19,300	174,244
Anest Iwata Corp.	35,000	344,193
Asahi Diamond Industrial Co., Ltd.	28,500	208,432
Bando Chemical Industries Ltd.	32,193	286,227
CKD Corp.	36,641	416,878
Daifuku Co., Ltd.	44,104	942,695
DMG Mori Co., Ltd.	66,200	804,832
Ebara Corp.	51,600	1,473,211
Fujitec Co., Ltd.(a)	82,961	973,752
Furukawa Co., Ltd.	319,000	582,561
Giken Ltd.	9,000	146,611
Harmonic Drive Systems, Inc.(a)	13,600	337,683
Hitachi Koki Co., Ltd.	86,127	1,086,972
Hitachi Zosen Corp.	105,400	552,145
Hokuetsu Industries Co., Ltd.	42,018	286,761
Japan Steel Works Ltd. (The)	18,204	323,391
Juki Corp.	25,800	233,811
Kato Works Co., Ltd.	21,200	551,653
Kitagawa Iron Works Co., Ltd.	14,200	277,584
Kito Corp.	18,500	200,647
Kitz Corp.	84,189	461,240
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,980	296,057
Makino Milling Machine Co., Ltd.	62,578	490,924
Max Co., Ltd.	41,000	501,976
Meidensha Corp.	94,000	323,985
METAWATER Co., Ltd.(a)	13,200	313,378
Mitsubishi Nichiyu Forklift Co., Ltd.	39,500	286,848
Mitsuboshi Belting Ltd.	44,092	376,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Mitsui Engineering & Shipbuilding Co., Ltd.	545,404	$846,385
Miura Co., Ltd.	32,300	491,832
Morita Holdings Corp.	25,205	358,512
Nachi-Fujikoshi Corp.	185,000	804,175
Nissei ASB Machine Co., Ltd.	9,700	196,104
Nitta Corp.	14,100	385,035
Noritake Co., Ltd.	13,200	322,205
NTN Corp.	452,000	1,833,035
Obara Group, Inc.	15,679	700,369
Oiles Corp.	24,500	441,750
OKUMA Corp.	99,852	954,559
OSG Corp.(a)	60,100	1,186,181
Ryobi Ltd.	91,000	358,117
Shibuya Corp.(a)	15,700	329,655
Shima Seiki Manufacturing Ltd.	15,700	532,375
Shinmaywa Industries Ltd.	55,685	501,779
Sodick Co., Ltd.	32,500	269,730
Star Micronics Co., Ltd.	59,334	809,875
Tadano Ltd.	76,900	970,522
Takeuchi Manufacturing Co., Ltd.	19,700	439,823
Takuma Co., Ltd.	18,000	154,173
THK Co., Ltd.	83,100	1,842,471
Tocalo Co., Ltd.	13,400	291,816
Toshiba Machine Co., Ltd.	172,806	694,869
Tsubaki Nakashima Co., Ltd.	43,900	640,612
Tsubakimoto Chain Co.	110,228	897,815
Union Tool Co.	14,400	375,325
YAMABIKO Corp.	47,200	658,821
Yushin Precision Equipment Co., Ltd.(a)	17,500	434,068

Total Machinery		32,759,070

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	124,400	491,691
Japan Transcity Corp.	31,000	113,491
Mitsui OSK Lines Ltd.	694,000	1,927,860

Total Marine		2,533,042

Media - 1.3%
Asahi Broadcasting Corp.	18,000	107,875
Avex Group Holdings, Inc.(a)	47,499	684,986
Daiichikosho Co., Ltd.	38,900	1,540,858
Intage Holdings, Inc.	10,300	174,765
Shochiku Co., Ltd.(a)	27,000	300,476
SKY Perfect JSAT Holdings, Inc.	243,400	1,122,726
Toei Co., Ltd.	47,313	410,923
Tv Tokyo Holdings Corp.	18,400	365,681
Wowow, Inc.	19,300	579,985
Zenrin Co., Ltd.	19,587	357,028

Total Media		5,645,303

Metals & Mining - 3.2%
Aichi Steel Corp.	12,900	543,053
Alconix Corp.	11,700	167,322
Asahi Holdings, Inc.	36,800	640,809
Daido Steel Co., Ltd.	274,000	1,137,017
Dowa Holdings Co., Ltd.	241,000	1,847,250
Kyoei Steel Ltd.	44,314	846,121
Mitsui Mining & Smelting Co., Ltd.	514,000	1,304,446
Nippon Denko Co., Ltd.	275,941	567,804
Nippon Light Metal Holdings Co., Ltd.	424,700	899,395
Nisshin Steel Co., Ltd.	86,028	1,062,857
Nittetsu Mining Co., Ltd.	9,100	431,457
Osaka Steel Co., Ltd.	28,400	527,409
Sanyo Special Steel Co., Ltd.	117,000	555,734
Toho Zinc Co., Ltd.	93,967	365,765
Tokyo Rope Manufacturing Co., Ltd.	16,500	277,841
Tokyo Tekko Co., Ltd.	105,000	424,015
Topy Industries Ltd.	25,700	664,342
UACJ Corp.	283,632	780,605
Yamato Kogyo Co., Ltd.	30,800	864,835

Total Metals & Mining		13,908,077

Multiline Retail - 0.6%
Parco Co., Ltd.	74,400	658,938
Seria Co., Ltd.	5,200	354,439
Takashimaya Co., Ltd.	199,000	1,644,755

Total Multiline Retail		2,658,132

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.(a)	18,900	224,755
Cosmo Energy Holdings Co., Ltd.	68,400	963,529
Itochu Enex Co., Ltd.	86,481	681,408
Nippon Gas Co., Ltd.	16,100	463,806
San-Ai Oil Co., Ltd.	55,716	399,831
Sinanen Holdings Co., Ltd.	13,254	242,614

Total Oil, Gas & Consumable Fuels		2,975,943

Paper & Forest Products - 0.8%
Chuetsu Pulp & Paper Co., Ltd.	80,000	163,244
Daiken Corp.	19,500	345,411
Daio Paper Corp.(a)	34,978	370,968
Hokuetsu Kishu Paper Co., Ltd.	107,332	611,038
Nippon Paper Industries Co., Ltd.	92,200	1,565,191
Tokushu Tokai Paper Co., Ltd.	10,000	338,663

Total Paper & Forest Products		3,394,515

Personal Products - 0.7%
Artnature, Inc.	29,900	181,499
Ci:z Holdings Co., Ltd.	18,700	527,483
Fancl Corp.	39,500	553,376
Mandom Corp.	11,853	512,189
Milbon Co., Ltd.(a)	8,200	311,099
Noevir Holdings Co., Ltd.	26,800	840,982

Total Personal Products		2,926,628

Pharmaceuticals - 1.8%
Fuji Pharma Co., Ltd.	10,500	243,066
JCR Pharmaceuticals Co., Ltd.	4,700	114,886
Kaken Pharmaceutical Co., Ltd.	30,400	1,615,981
KYORIN Holdings, Inc.	46,585	1,001,317
Mochida Pharmaceutical Co., Ltd.	9,911	689,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd.	19,200	$275,238
Rohto Pharmaceutical Co., Ltd.	33,600	529,488
Sawai Pharmaceutical Co., Ltd.	15,924	857,399
Seikagaku Corp.	23,000	341,544
Torii Pharmaceutical Co., Ltd.	8,400	186,170
Towa Pharmaceutical Co., Ltd.	7,400	290,582
Tsumura & Co.	43,200	1,192,644
ZERIA Pharmaceutical Co., Ltd.	30,600	473,292

Total Pharmaceuticals		7,810,750

Professional Services - 1.3%
Altech Corp.	7,400	157,282
Benefit One, Inc.(a)	10,100	251,039
en-japan, Inc.	9,800	176,028
FULLCAST Holdings Co., Ltd.	25,700	212,413
Funai Soken Holdings, Inc.(a)	23,940	377,055
Meitec Corp.	30,400	1,166,374
Nihon M&A Center, Inc.	18,332	510,816
Nomura Co., Ltd.	29,000	420,697
Pasco Corp.(a)	44,000	148,257
Tanseisha Co., Ltd.	12,000	82,514
TechnoPro Holdings, Inc.	36,700	1,179,963
Weathernews, Inc.	7,800	240,416
World Holdings Co., Ltd.(a)	11,700	206,043
Yumeshin Holdings Co., Ltd.(a)	95,300	643,858

Total Professional Services		5,772,755

Real Estate Management & Development - 1.7%
Airport Facilities Co., Ltd.	47,319	233,278
Daibiru Corp.	33,000	283,217
Daikyo, Inc.	338,000	678,116
Goldcrest Co., Ltd.	21,300	384,052
Heiwa Real Estate Co., Ltd.	19,268	262,667
Kenedix, Inc.(a)	58,000	206,868
Leopalace21 Corp.	70,900	392,690
Nippon Commercial Development Co., Ltd.	18,300	314,427
Open House Co., Ltd.	19,500	464,783
Raysum Co., Ltd.(a)	42,500	283,856
Relo Group, Inc.	4,346	620,777
Sumitomo Real Estate Sales Co., Ltd.	40,600	948,557
Takara Leben Co., Ltd.(a)	59,600	347,988
TOC Co., Ltd.	41,400	331,172
Tokyo Tatemono Co., Ltd.	94,700	1,269,054
Unizo Holdings Co., Ltd.	10,500	277,725

Total Real Estate Management & Development		7,299,227

Road & Rail - 1.7%
Fukuyama Transporting Co., Ltd.(a)	103,059	585,829
Hitachi Transport System Ltd.	44,000	895,203
Ichinen Holdings Co., Ltd.	20,100	196,976
Maruzen Showa Unyu Co., Ltd.	51,000	199,391
Nikkon Holdings Co., Ltd.	49,060	1,026,333
Nishi-Nippon Railroad Co., Ltd.	124,000	567,720
Sakai Moving Service Co., Ltd.	5,400	124,774
Sankyu, Inc.	177,532	1,076,136
Seino Holdings Co., Ltd.	154,460	1,718,944
Senko Co., Ltd.	86,256	583,495
Tonami Holdings Co., Ltd.	84,000	257,110

Total Road & Rail		7,231,911

Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp.	91,500	1,543,893
Lasertec Corp.	19,500	381,691
MegaChips Corp.	19,200	425,862
Micronics Japan Co., Ltd.	43,200	428,907
Mimasu Semiconductor Industry Co., Ltd.	19,727	280,087
SCREEN Holdings Co., Ltd.	13,700	851,588
Shindengen Electric Manufacturing Co., Ltd.	57,000	212,586
Shinko Electric Industries Co., Ltd.	129,753	878,852
Sumco Corp.	221,500	2,867,621
Tokyo Seimitsu Co., Ltd.	27,500	816,972

Total Semiconductors & Semiconductor Equipment		8,688,059

Software - 0.7%
Broadleaf Co., Ltd.	36,000	195,070
Capcom Co., Ltd.	33,713	794,879
COLOPL, Inc.	200	1,701
Fuji Soft, Inc.	14,300	339,860
Imagica Robot Holdings, Inc.(a)	29,900	176,372
Marvelous, Inc.(a)	47,100	312,964
MTI Ltd.	24,800	154,369
NSD Co., Ltd.	40,100	631,575
Systena Corp.	21,200	324,448

Total Software		2,931,238

Specialty Retail - 4.6%
Adastria Co., Ltd.	22,900	594,907
Alpen Co., Ltd.(a)	32,800	589,717
AOKI Holdings, Inc.	76,754	946,305
Aoyama Trading Co., Ltd.	61,000	2,128,606
Arcland Sakamoto Co., Ltd.	23,416	272,837
Autobacs Seven Co., Ltd.	84,400	1,269,238
Bic Camera, Inc.	44,200	405,487
Chiyoda Co., Ltd.	33,591	800,643
DCM Holdings Co., Ltd.	101,945	907,265
EDION Corp.(a)	84,139	790,640
Geo Holdings Corp.	45,200	527,821
Gfoot Co., Ltd.	12,100	83,513
Hard Off Corp. Co., Ltd.(a)	13,700	144,007
Honeys Co., Ltd.	8,500	88,691
IDOM, Inc.(a)	36,960	204,075
Joshin Denki Co., Ltd.	32,000	271,617
K’s Holdings Corp.	69,448	1,218,846
Kohnan Shoji Co., Ltd.(a)	25,900	488,977
Komeri Co., Ltd.	20,137	455,795
Konaka Co., Ltd.	22,200	111,157
Kyoto Kimono Yuzen Co., Ltd.(a)	14,600	118,542
Nishimatsuya Chain Co., Ltd.	38,500	462,786
Nojima Corp.	19,000	205,256
PAL GROUP Holdings Co., Ltd.	19,100	454,594
Sac’s Bar Holdings, Inc.	35,000	355,597
Sanrio Co., Ltd.	81,442	1,540,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2016

Investments	Shares	Value
Shimachu Co., Ltd.	41,964	$1,120,743
T-Gaia Corp.	65,800	1,073,583
United Arrows Ltd.	20,129	556,574
VT Holdings Co., Ltd.(a)	126,000	623,329
Xebio Holdings Co., Ltd.	41,700	645,691
Yellow Hat Ltd.	13,500	292,142

Total Specialty Retail		19,749,351

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co., Ltd.	23,600	396,790
Hitachi Maxell Ltd.	29,500	504,840
MCJ Co., Ltd.	24,300	239,177
Riso Kagaku Corp.	51,800	877,138
Roland DG Corp.	8,500	222,639
Wacom Co., Ltd.(a)	96,711	253,728

Total Technology Hardware, Storage & Peripherals		2,494,312

Textiles, Apparel & Luxury Goods - 1.4%
Descente Ltd.	29,753	343,358
Fujibo Holdings, Inc.	8,400	239,105
Goldwin, Inc.	4,900	219,300
Gunze Ltd.	163,834	546,418
Japan Wool Textile Co., Ltd. (The)	91,725	684,192
Kurabo Industries Ltd.	134,766	264,598
Onward Holdings Co., Ltd.	141,433	993,129
Seiko Holdings Corp.	88,000	312,359
Seiren Co., Ltd.	39,611	488,027
TASAKI & Co., Ltd.(a)	19,600	264,336
Wacoal Holdings Corp.	105,000	1,227,033
Yondoshi Holdings, Inc.	13,600	287,776

Total Textiles, Apparel & Luxury Goods		5,869,631

Trading Companies & Distributors - 2.6%
Advan Co., Ltd.	18,600	192,004
Daiichi Jitsugyo Co., Ltd.	46,000	263,849
Gecoss Corp.	31,500	299,781
Hanwa Co., Ltd.	172,114	1,128,882
Inaba Denki Sangyo Co., Ltd.	26,994	931,546
Inabata & Co., Ltd.	57,141	631,498
Iwatani Corp.	93,166	496,843
Japan Pulp & Paper Co., Ltd.	120,578	380,441
Kamei Corp.	35,400	362,392
Kanamoto Co., Ltd.	15,628	414,701
Kanematsu Corp.	287,000	484,752
Kuroda Electric Co., Ltd.	40,365	799,790
Mitsui Matsushima Co., Ltd.	35,400	391,529
Nagase & Co., Ltd.	77,204	1,011,426
Nippon Steel & Sumikin Bussan Corp.	29,800	1,154,851
Onoken Co., Ltd.(a)	24,100	280,600
Sanyo Trading Co., Ltd.	12,500	171,368
Seika Corp.	77,000	225,121
Trusco Nakayama Corp.	22,800	478,539
Yamazen Corp.	70,606	591,435
Yuasa Trading Co., Ltd.	24,800	620,452

Total Trading Companies & Distributors		11,311,800

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	88,000	840,502
Mitsubishi Logistics Corp.	43,000	609,414
Nissin Corp.	58,000	180,015
Sumitomo Warehouse Co., Ltd. (The)	90,538	479,723

Total Transportation Infrastructure		2,109,654

TOTAL COMMON STOCKS (Cost: $378,316,907)		428,151,238

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $18,626,519)(c)	18,626,519	18,626,519

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $396,943,426)		446,777,757
Liabilities in Excess of Cash and Other Assets - (4.2)%		(17,984,671)

NET ASSETS - 100.0%		$428,793,086

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $20,987,317 and the total market value of the collateral held by the Fund was $22,135,042. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,508,523.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	JPY	2,195,799	USD	18,809	$(17)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.7%

South Korea - 100.7%

Aerospace & Defense - 1.3%
Hanwha Techwin Co., Ltd.	122	$4,389
Korea Aerospace Industries Ltd.	2,300	127,587

Total Aerospace & Defense		131,976

Air Freight & Logistics - 2.2%
Hyundai Glovis Co., Ltd.	1,684	215,415

Auto Components - 6.5%
Hankook Tire Co., Ltd.	5,976	286,975
Hanon Systems	18,164	154,901
Mando Corp.	781	151,635
Nexen Tire Corp.	4,542	48,887

Total Auto Components		642,398

Automobiles - 8.6%
Hyundai Motor Co.	3,847	465,029
Kia Motors Corp.	11,965	388,828

Total Automobiles		853,857

Biotechnology - 0.2%
Medy-Tox, Inc.	75	22,144

Chemicals - 19.9%
Hanwha Chemical Corp.	7,278	148,838
Hyosung Corp.	3,260	392,722
Korea Petrochemical Ind Co., Ltd.	789	179,972
Kumho Petrochemical Co., Ltd.	1,976	134,155
LG Chem Ltd.	1,933	417,712
Lotte Chemical Corp.	1,817	555,119
OCI Co., Ltd.*(a)	1,294	84,317
SK Materials Co., Ltd.	359	53,324

Total Chemicals		1,966,159

Construction & Engineering - 5.3%
Daelim Industrial Co., Ltd.	2,159	155,696
Daewoo Engineering & Construction Co., Ltd.*	11,944	50,236
GS Engineering & Construction Corp.*	804	17,640
Hyundai Engineering & Construction Co., Ltd.	8,541	302,662

Total Construction & Engineering		526,234

Electronic Equipment, Instruments & Components - 5.2%
LG Display Co., Ltd.	19,329	503,309
Samsung Electro-Mechanics Co., Ltd.	133	5,594

Total Electronic Equipment, Instruments & Components		508,903

Food Products - 1.4%
CJ CheilJedang Corp.	467	138,229

Household Durables - 0.8%
LG Electronics, Inc.	1,848	78,951

Internet Software & Services - 4.2%
NAVER Corp.	639	410,022

IT Services - 2.1%
Samsung SDS Co., Ltd.	1,793	207,090

Media - 0.5%
Cheil Worldwide, Inc.	4,076	53,152

Metals & Mining - 6.2%
Hyundai Steel Co.	9,456	446,259
POSCO	769	163,949

Total Metals & Mining		610,208

Oil, Gas & Consumable Fuels - 9.4%
S-Oil Corp.	6,758	473,922
SK Innovation Co., Ltd.	3,710	450,004

Total Oil, Gas & Consumable Fuels		923,926

Personal Products - 4.1%
Amorepacific Corp.	1,502	399,812

Pharmaceuticals - 0.0%
Hanmi Pharm Co., Ltd.	13	3,288

Semiconductors & Semiconductor Equipment - 6.0%
Eo Technics Co., Ltd.	176	13,086
SK Hynix, Inc.	15,739	582,491

Total Semiconductors & Semiconductor Equipment		595,577

Software - 1.6%
Com2uS Corp.	719	51,910
NCSoft Corp.	494	101,229

Total Software		153,139

Technology Hardware, Storage & Peripherals - 13.0%
Samsung Electronics Co., Ltd.	859	1,281,601

Textiles, Apparel & Luxury Goods - 0.9%
Hansae Co., Ltd.	1,313	27,884
Youngone Corp.	2,478	62,884

Total Textiles, Apparel & Luxury Goods		90,768

Trading Companies & Distributors - 1.3%
Posco Daewoo Corp.	5,769	128,964

TOTAL COMMON STOCKS (Cost: $10,657,200)		9,941,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $60,031)(c)	60,031	$60,031

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $10,717,231)		10,001,844
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.3)%		(128,038)

NET ASSETS - 100.0%		$9,873,806

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $57,145 and the total market value of the collateral held by the Fund was $60,031.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	USD	310,585	KRW	375,000,000	$(103)
1/4/2017	KRW	3,200,787,200	USD	2,739,462	89,365
1/4/2017	KRW	3,200,787,200	USD	2,737,775	87,678
1/4/2017	KRW	2,708,358,400	USD	2,317,709	75,319
1/4/2017	KRW	3,200,787,200	USD	2,739,485	89,388
1/4/2017	KRW	12,818,000	USD	10,890	278
1/4/2017	USD	1,049,038	KRW	1,228,424,000	(31,963)
1/4/2017	USD	5,494	KRW	6,400,000	(195)
1/4/2017	USD	2,387,039	KRW	2,883,065,640	—
1/4/2017	USD	2,385,656	KRW	2,883,065,640	1,382
1/4/2017	USD	2,386,644	KRW	2,883,065,640	395
1/4/2017	USD	2,018,966	KRW	2,439,517,080	836
2/3/2017	KRW	3,120,148,200	USD	2,583,225	(16,464)
2/3/2017	KRW	3,120,148,200	USD	2,582,754	(16,935)
2/3/2017	KRW	3,120,148,200	USD	2,581,729	(17,960)
2/3/2017	KRW	2,640,125,400	USD	2,184,811	(14,926)
2/3/2017	KRW	9,655,000	USD	7,984	(60)

					$246,035

CURRENCY LEGEND

KRW	South Korean won

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.5%
Boeing Co. (The)	87,309	$13,592,265
General Dynamics Corp.	27,519	4,751,430
L-3 Communications Corp.	6,473	984,608
Lockheed Martin Corp.	42,357	10,586,709
Northrop Grumman Corp.	13,915	3,236,351
Raytheon Co.	29,954	4,253,468
Rockwell Collins, Inc.	9,546	885,487
Textron, Inc.	2,003	97,266
United Technologies Corp.	102,003	11,181,569

Total Aerospace & Defense		49,569,153

Air Freight & Logistics - 0.6%
FedEx Corp.	10,757	2,002,954
United Parcel Service, Inc. Class B	92,663	10,622,886

Total Air Freight & Logistics		12,625,840

Airlines - 0.3%
American Airlines Group, Inc.	23,036	1,075,551
Delta Air Lines, Inc.	58,252	2,865,416
Southwest Airlines Co.	24,619	1,227,011

Total Airlines		5,167,978

Automobiles - 1.1%
Ford Motor Co.	901,749	10,938,215
General Motors Co.	312,438	10,885,340

Total Automobiles		21,823,555

Banks - 6.7%
Bank of America Corp.	667,013	14,740,987
BB&T Corp.	106,262	4,996,439
Citigroup, Inc.	153,801	9,140,393
Citizens Financial Group, Inc.	36,194	1,289,592
Fifth Third Bancorp	78,259	2,110,645
First Republic Bank	5,639	519,578
Huntington Bancshares, Inc.	125,237	1,655,633
JPMorgan Chase & Co.	411,540	35,511,787
KeyCorp	100,009	1,827,164
M&T Bank Corp.	15,029	2,350,987
PNC Financial Services Group, Inc. (The)	48,368	5,657,121
Regions Financial Corp.	118,775	1,705,609
SunTrust Banks, Inc.	49,256	2,701,692
U.S. Bancorp	188,702	9,693,622
Wells Fargo & Co.	680,820	37,519,990

Total Banks		131,421,239

Beverages - 2.9%
Coca-Cola Co. (The)	732,265	30,359,707
Constellation Brands, Inc. Class A	9,157	1,403,860
Dr. Pepper Snapple Group, Inc.	21,705	1,967,992
Molson Coors Brewing Co. Class B	16,040	1,560,852
PepsiCo, Inc.	212,097	22,191,709

Total Beverages		57,484,120

Biotechnology - 2.5%
AbbVie, Inc.	343,947	21,537,961
Amgen, Inc.	105,397	15,410,096
Gilead Sciences, Inc.	172,954	12,385,236

Total Biotechnology		49,333,293

Capital Markets - 2.5%
Ameriprise Financial, Inc.	20,683	2,294,572
Bank of New York Mellon Corp. (The)	85,502	4,051,085
BlackRock, Inc.	19,766	7,521,754
Charles Schwab Corp. (The)	47,590	1,878,377
CME Group, Inc.	34,006	3,922,592
Franklin Resources, Inc.	50,375	1,993,842
Goldman Sachs Group, Inc. (The)	22,233	5,323,692
Intercontinental Exchange, Inc.	34,239	1,931,764
Moody’s Corp.	14,293	1,347,401
Morgan Stanley	174,229	7,361,175
Northern Trust Corp.	20,380	1,814,839
S&P Global, Inc.	16,938	1,821,513
State Street Corp.	37,650	2,926,158
T. Rowe Price Group, Inc.	34,945	2,629,961
TD Ameritrade Holding Corp.	45,966	2,004,118

Total Capital Markets		48,822,843

Chemicals - 1.9%
Air Products & Chemicals, Inc.	25,409	3,654,322
Celanese Corp. Series A	12,724	1,001,888
Dow Chemical Co. (The)	183,589	10,504,963
E.I. du Pont de Nemours & Co.	89,803	6,591,540
Ecolab, Inc.	17,125	2,007,392
Monsanto Co.	46,442	4,886,163
PPG Industries, Inc.	21,162	2,005,311
Praxair, Inc.	35,479	4,157,784
Sherwin-Williams Co. (The)	5,670	1,523,756

Total Chemicals		36,333,119

Commercial Services & Supplies - 0.3%
Cintas Corp.	5,258	607,614
Republic Services, Inc.	41,040	2,341,332
Waste Management, Inc.	54,272	3,848,428

Total Commercial Services & Supplies		6,797,374

Communications Equipment - 1.5%
Cisco Systems, Inc.	884,305	26,723,697
Harris Corp.	11,998	1,229,435
Motorola Solutions, Inc.	19,494	1,615,858

Total Communications Equipment		29,568,990

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,997	442,395
Vulcan Materials Co.	3,940	493,091

Total Construction Materials		935,486

Consumer Finance - 0.7%
American Express Co.	79,686	5,903,139
Capital One Financial Corp.	44,675	3,897,447
Discover Financial Services	34,553	2,490,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2016

Investments	Shares	Value
Synchrony Financial	57,821	$2,097,167

Total Consumer Finance		14,388,679

Containers & Packaging - 0.3%
Ball Corp.	5,140	385,860
International Paper Co.	74,024	3,927,713
WestRock Co.	39,284	1,994,449

Total Containers & Packaging		6,308,022

Distributors - 0.1%
Genuine Parts Co.	19,840	1,895,514

Diversified Telecommunication Services - 6.2%
AT&T, Inc.	1,524,562	64,839,622
CenturyLink, Inc.	246,719	5,866,978
Verizon Communications, Inc.	935,849	49,955,619

Total Diversified Telecommunication Services		120,662,219

Electric Utilities - 3.8%
American Electric Power Co., Inc.	96,600	6,081,936
Avangrid, Inc.	71,394	2,704,405
Duke Energy Corp.	158,376	12,293,145
Edison International	45,207	3,254,452
Entergy Corp.	44,668	3,281,758
Eversource Energy	53,011	2,927,798
Exelon Corp.	174,331	6,187,007
FirstEnergy Corp.	100,234	3,104,247
NextEra Energy, Inc.	72,440	8,653,682
PG&E Corp.	84,571	5,139,380
PPL Corp.	155,345	5,289,497
Southern Co. (The)	232,217	11,422,754
Xcel Energy, Inc.	88,186	3,589,170

Total Electric Utilities		73,929,231

Electrical Equipment - 0.4%
Acuity Brands, Inc.	400	92,344
Emerson Electric Co.	111,361	6,208,376
Rockwell Automation, Inc.	14,993	2,015,059

Total Electrical Equipment		8,315,779

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	15,237	1,023,926
Corning, Inc.	110,825	2,689,723

Total Electronic Equipment, Instruments & Components		3,713,649

Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	23,651	1,536,606
Halliburton Co.	60,476	3,271,147
National Oilwell Varco, Inc.	12,169	455,607

Total Energy Equipment & Services		5,263,360

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	45,736	4,833,380
AvalonBay Communities, Inc.	21,934	3,885,608
Boston Properties, Inc.	15,734	1,979,023
Crown Castle International Corp.	80,859	7,016,135
Digital Realty Trust, Inc.	29,552	2,903,780
Equinix, Inc.	7,284	2,603,374
Equity Residential	58,597	3,771,303
Essex Property Trust, Inc.	9,482	2,204,565
General Growth Properties, Inc.	148,899	3,719,497
HCP, Inc.	121,120	3,599,686
Host Hotels & Resorts, Inc.	162,769	3,066,568
Prologis, Inc.	87,866	4,638,446
Public Storage	31,974	7,146,189
Realty Income Corp.(a)	57,128	3,283,717
Simon Property Group, Inc.	57,297	10,179,958
Ventas, Inc.	85,978	5,375,345
Vornado Realty Trust	23,487	2,451,338
Welltower, Inc.	95,763	6,409,418
Weyerhaeuser Co.	142,262	4,280,664

Total Equity Real Estate Investment Trusts (REITs)		83,347,994

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	24,662	3,948,633
CVS Health Corp.	114,545	9,038,746
Kroger Co. (The)	64,282	2,218,372
Sysco Corp.	68,614	3,799,157
Wal-Mart Stores, Inc.	451,649	31,217,979
Walgreens Boots Alliance, Inc.	95,144	7,874,117

Total Food & Staples Retailing		58,097,004

Food Products - 2.4%
Archer-Daniels-Midland Co.	77,885	3,555,450
Campbell Soup Co.	36,886	2,230,497
Conagra Brands, Inc.	57,264	2,264,791
General Mills, Inc.	90,647	5,599,265
Hershey Co. (The)	19,189	1,984,718
Hormel Foods Corp.	51,160	1,780,880
J.M. Smucker Co. (The)	13,498	1,728,554
Kellogg Co.	50,450	3,718,670
Kraft Heinz Co. (The)	179,241	15,651,324
Mead Johnson Nutrition Co.	20,928	1,480,865
Mondelez International, Inc. Class A	141,055	6,252,968
Tyson Foods, Inc. Class A	20,640	1,273,075

Total Food Products		47,521,057

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	197,460	7,584,439
Baxter International, Inc.	32,004	1,419,057
Becton, Dickinson and Co.	18,735	3,101,579
C.R. Bard, Inc.	1,927	432,920
Danaher Corp.	22,040	1,715,594
DENTSPLY SIRONA, Inc.	5,259	303,602
St. Jude Medical, Inc.	23,330	1,870,833
Stryker Corp.	25,282	3,029,036
Zimmer Biomet Holdings, Inc.	9,162	945,518

Total Health Care Equipment & Supplies		20,402,578

Health Care Providers & Services - 1.3%
Aetna, Inc.	14,313	1,774,955
AmerisourceBergen Corp.	19,772	1,545,973
Anthem, Inc.	23,738	3,412,812
Cardinal Health, Inc.	39,109	2,814,675
Cigna Corp.	410	54,690
Humana, Inc.	4,487	915,483
McKesson Corp.	8,443	1,185,819
Quest Diagnostics, Inc.	13,117	1,205,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2016

Investments	Shares	Value
UnitedHealth Group, Inc.	76,156	$12,188,006

Total Health Care Providers & Services		25,097,865

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	54,899	1,493,253
Las Vegas Sands Corp.	212,915	11,371,790
Marriott International, Inc. Class A	29,405	2,431,205
McDonald’s Corp.	131,247	15,975,385
Starbucks Corp.	125,164	6,949,105
Yum! Brands, Inc.	58,138	3,681,880

Total Hotels, Restaurants & Leisure		41,902,618

Household Durables - 0.2%
Newell Brands, Inc.	39,448	1,761,353
Whirlpool Corp.	9,093	1,652,835

Total Household Durables		3,414,188

Household Products - 2.7%
Church & Dwight Co., Inc.	20,773	917,959
Clorox Co. (The)	17,772	2,132,996
Colgate-Palmolive Co.	105,635	6,912,754
Kimberly-Clark Corp.	58,042	6,623,753
Procter & Gamble Co. (The)	433,676	36,463,478

Total Household Products		53,050,940

Industrial Conglomerates - 3.4%
3M Co.	76,344	13,632,748
General Electric Co.	1,310,895	41,424,282
Honeywell International, Inc.	88,802	10,287,712
Roper Technologies, Inc.	3,698	677,030

Total Industrial Conglomerates		66,021,772

Insurance - 2.3%
Aflac, Inc.	52,765	3,672,444
Allstate Corp. (The)	34,974	2,592,273
American International Group, Inc.	103,471	6,757,691
Cincinnati Financial Corp.	19,638	1,487,578
Hartford Financial Services Group, Inc. (The)	36,834	1,755,140
Lincoln National Corp.	20,513	1,359,397
Loews Corp.	9,683	453,455
Marsh & McLennan Cos., Inc.	52,634	3,557,532
MetLife, Inc.	158,224	8,526,691
Principal Financial Group, Inc.	43,172	2,497,932
Progressive Corp. (The)	74,789	2,655,009
Prudential Financial, Inc.	58,943	6,133,609
Travelers Cos., Inc. (The)	32,481	3,976,324

Total Insurance		45,425,075

Internet & Catalog Retail - 0.0%
Expedia, Inc.	5,640	638,899

IT Services - 2.5%
Alliance Data Systems Corp.	2,303	526,236
Automatic Data Processing, Inc.	53,812	5,530,797
Fidelity National Information Services, Inc.	22,961	1,736,770
International Business Machines Corp.	163,880	27,202,441
MasterCard, Inc. Class A	39,002	4,026,956
Paychex, Inc.	56,211	3,422,126
Visa, Inc. Class A	78,546	6,128,159

Total IT Services		48,573,485

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	18,704	852,154
Thermo Fisher Scientific, Inc.	8,505	1,200,056

Total Life Sciences Tools & Services		2,052,210

Machinery - 1.4%
Caterpillar, Inc.	97,377	9,030,743
Cummins, Inc.	25,468	3,480,711
Deere & Co.	38,167	3,932,728
Dover Corp.	17,131	1,283,626
Fortive Corp.	7,787	417,617
Illinois Tool Works, Inc.	37,471	4,588,699
PACCAR, Inc.	26,879	1,717,568
Parker-Hannifin Corp.(a)	12,737	1,783,180
Stanley Black & Decker, Inc.	14,828	1,700,623

Total Machinery		27,935,495

Media - 2.2%
CBS Corp. Class B Non-Voting Shares	23,761	1,511,675
Comcast Corp. Class A	193,749	13,378,368
Omnicom Group, Inc.	30,653	2,608,877
Sirius XM Holdings, Inc.(a)	199,967	889,853
Time Warner, Inc.	67,611	6,526,490
Twenty-First Century Fox, Inc. Class A	67,482	1,892,195
Twenty-First Century Fox, Inc. Class B	50,855	1,385,799
Viacom, Inc. Class B	39,572	1,388,977
Walt Disney Co. (The)	120,146	12,521,616

Total Media		42,103,850

Metals & Mining - 0.1%
Newmont Mining Corp.	14,071	479,399
Nucor Corp.	39,119	2,328,363

Total Metals & Mining		2,807,762

Multi-Utilities - 1.6%
Ameren Corp.	44,057	2,311,230
CMS Energy Corp.	41,187	1,714,203
Consolidated Edison, Inc.	59,093	4,353,972
Dominion Resources, Inc.	119,177	9,127,767
DTE Energy Co.	31,114	3,065,040
Public Service Enterprise Group, Inc.	99,162	4,351,229
Sempra Energy	37,844	3,808,620
WEC Energy Group, Inc.	55,328	3,244,987

Total Multi-Utilities		31,977,048

Multiline Retail - 0.5%
Dollar General Corp.	18,446	1,366,295
Macy’s, Inc.	56,647	2,028,529
Target Corp.	89,211	6,443,711

Total Multiline Retail		9,838,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2016

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	9,488	$661,598
Apache Corp.	30,596	1,941,928
Chevron Corp.	360,448	42,424,730
Cimarex Energy Co.	1,481	201,268
ConocoPhillips	126,519	6,343,663
Devon Energy Corp.	15,430	704,688
EOG Resources, Inc.	19,458	1,967,204
EQT Corp.	1,197	78,284
Exxon Mobil Corp.	714,866	64,523,805
Hess Corp.	26,129	1,627,575
Kinder Morgan, Inc.	274,961	5,694,442
Marathon Oil Corp.	46,128	798,476
Marathon Petroleum Corp.	76,882	3,871,009
Noble Energy, Inc.	24,733	941,338
Occidental Petroleum Corp.	167,132	11,904,812
ONEOK, Inc.	45,030	2,585,172
Phillips 66	75,987	6,566,037
Pioneer Natural Resources Co.	451	81,212
Spectra Energy Corp.	144,372	5,932,245
Valero Energy Corp.	80,414	5,493,884
Williams Cos., Inc. (The)	104,926	3,267,396

Total Oil, Gas & Consumable Fuels		167,610,766

Personal Products - 0.1%
Coty, Inc. Class A	50,489	924,453
Estee Lauder Cos., Inc. (The) Class A	18,673	1,428,298

Total Personal Products		2,352,751

Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	226,091	13,212,758
Eli Lilly & Co.	168,347	12,381,922
Johnson & Johnson	395,332	45,546,200
Merck & Co., Inc.	433,892	25,543,222
Pfizer, Inc.	1,170,703	38,024,433
Zoetis, Inc.	18,224	975,531

Total Pharmaceuticals		135,684,066

Professional Services - 0.0%
Equifax, Inc.	6,753	798,407

Road & Rail - 0.9%
CSX Corp.	95,079	3,416,188
Norfolk Southern Corp.	32,721	3,536,159
Union Pacific Corp.	97,950	10,155,456

Total Road & Rail		17,107,803

Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	37,426	2,717,876
Applied Materials, Inc.	71,303	2,300,948
Intel Corp.	701,679	25,449,897
KLA-Tencor Corp.	21,331	1,678,323
Lam Research Corp.	13,973	1,477,365
Linear Technology Corp.(a)	26,674	1,663,124
Maxim Integrated Products, Inc.	48,784	1,881,599
Microchip Technology, Inc.	23,443	1,503,869
NVIDIA Corp.	17,809	1,900,933
QUALCOMM, Inc.	234,791	15,308,373
Skyworks Solutions, Inc.	13,496	1,007,612
Texas Instruments, Inc.	140,726	10,268,776
Xilinx, Inc.	30,887	1,864,648

Total Semiconductors & Semiconductor Equipment		69,023,343

Software - 4.1%
Activision Blizzard, Inc.	25,800	931,638
CA, Inc.	70,526	2,240,611
Intuit, Inc.	15,355	1,759,837
Microsoft Corp.	998,801	62,065,494
Oracle Corp.	312,843	12,028,813
Symantec Corp.	42,425	1,013,533

Total Software		80,039,926

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	574	97,075
Best Buy Co., Inc.	39,067	1,666,989
Home Depot, Inc. (The)	128,133	17,180,073
L Brands, Inc.	46,054	3,032,195
Lowe’s Cos., Inc.	82,192	5,845,495
Ross Stores, Inc.	16,396	1,075,578
TJX Cos., Inc. (The)	43,678	3,281,528

Total Specialty Retail		32,178,933

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	544,169	63,025,654
Hewlett Packard Enterprise Co.	86,950	2,012,023
HP, Inc.	300,155	4,454,300
Western Digital Corp.	41,900	2,847,105

Total Technology Hardware, Storage & Peripherals		72,339,082

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	93,471	4,751,131
VF Corp.	61,333	3,272,116

Total Textiles, Apparel & Luxury Goods		8,023,247

Tobacco - 3.7%
Altria Group, Inc.	366,670	24,794,226
Philip Morris International, Inc.	364,339	33,333,375
Reynolds American, Inc.	241,460	13,531,418

Total Tobacco		71,659,019

Trading Companies & Distributors - 0.2%
Fastenal Co.	36,557	1,717,448
W.W. Grainger, Inc.	6,410	1,488,722

Total Trading Companies & Distributors		3,206,170

Water Utilities - 0.1%
American Water Works Co., Inc.	17,587	1,272,595

TOTAL COMMON STOCKS (Cost: $1,748,770,219)		1,955,863,926

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $1,152,170)	14,044	1,141,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $1,598,989)(d)	1,598,989	$1,598,989

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,751,521,378)		1,958,603,990
Cash and Other Assets in Excess of Liabilities - 0.1%		1,252,692

NET ASSETS - 100.0%		$1,959,856,682

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,642,541 and the total market value of the collateral held by the Fund was $1,714,941. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $115,952.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 4.8%
Curtiss-Wright Corp.	1,861	$183,048
DigitalGlobe, Inc.*	1,309	37,503
General Dynamics Corp.	18,657	3,221,318
HEICO Corp.	1,919	148,051
Huntington Ingalls Industries, Inc.	2,692	495,839
L-3 Communications Corp.	4,389	667,611
Northrop Grumman Corp.	9,386	2,182,996
Raytheon Co.	16,901	2,399,942
Spirit AeroSystems Holdings, Inc. Class A	10,273	599,429
Teledyne Technologies, Inc.*	1,563	192,249

Total Aerospace & Defense		10,127,986

Air Freight & Logistics - 1.3%
FedEx Corp.	15,165	2,823,723

Airlines - 1.7%
Hawaiian Holdings, Inc.*	5,231	298,167
SkyWest, Inc.	3,995	145,618
Spirit Airlines, Inc.*	5,339	308,914
United Continental Holdings, Inc.*	38,784	2,826,578

Total Airlines		3,579,277

Auto Components - 0.1%
Dorman Products, Inc.*	1,324	96,732
Drew Industries, Inc.	1,139	122,727

Total Auto Components		219,459

Automobiles - 0.5%
Harley-Davidson, Inc.	12,162	709,531
Thor Industries, Inc.	2,999	300,050

Total Automobiles		1,009,581

Banks - 10.4%
Bank of America Corp.	315,796	6,979,092
BB&T Corp.	27,673	1,301,184
Citizens Financial Group, Inc.	17,044	607,278
Comerica, Inc.	3,668	249,827
Community Bank System, Inc.	929	57,403
Fifth Third Bancorp	40,329	1,087,673
First Citizens BancShares, Inc. Class A	355	126,025
First Horizon National Corp.	6,934	138,749
First Midwest Bancorp, Inc.	2,124	53,589
Fulton Financial Corp.	5,405	101,614
Great Western Bancorp, Inc.	1,740	75,847
Hancock Holding Co.	1,435	61,849
Hilltop Holdings, Inc.	2,941	87,642
Iberiabank Corp.	1,203	100,751
International Bancshares Corp.	1,921	78,377
JPMorgan Chase & Co.	85,293	7,359,933
KeyCorp	25,958	474,253
Popular, Inc.	4,823	211,344
Regions Financial Corp.	44,958	645,597
ServisFirst Bancshares, Inc.	1,286	48,148
Sterling Bancorp	3,281	76,775
SunTrust Banks, Inc.	20,668	1,133,640
TCF Financial Corp.	6,072	118,950
Towne Bank	1,073	35,677
Trustmark Corp.	1,768	63,029
UMB Financial Corp.	1,085	83,675
United Community Banks, Inc.	1,842	54,560
Webster Financial Corp.	2,318	125,821
Wintrust Financial Corp.	1,608	116,693
Zions Bancorp	5,186	223,205

Total Banks		21,878,200

Building Products - 0.8%
Owens Corning	8,028	413,924
Simpson Manufacturing Co., Inc.	1,923	84,131
Trex Co., Inc.*	929	59,828
Universal Forest Products, Inc.	963	98,399
USG Corp.*	33,422	965,227

Total Building Products		1,621,509

Capital Markets - 3.5%
Evercore Partners, Inc. Class A	937	64,372
Goldman Sachs Group, Inc. (The)	18,091	4,331,890
Morgan Stanley	67,810	2,864,972

Total Capital Markets		7,261,234

Chemicals - 0.7%
Albemarle Corp.	7,059	607,639
Cabot Corp.	2,874	145,252
Chemours Co. (The)	6,008	132,717
H.B. Fuller Co.	2,268	109,567
Huntsman Corp.	10,633	202,877
Minerals Technologies, Inc.	1,459	112,708
Scotts Miracle-Gro Co. (The) Class A	2,399	229,224

Total Chemicals		1,539,984

Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	2,063	84,253
Brink’s Co. (The)	804	33,165
Cintas Corp.	4,259	492,170
HNI Corp.	2,025	113,238
MSA Safety, Inc.	1,195	82,849
Republic Services, Inc.	11,221	640,158
UniFirst Corp.	815	117,075
Waste Management, Inc.	17,339	1,229,509

Total Commercial Services & Supplies		2,792,417

Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	18,018	225,045
CommScope Holding Co., Inc.*	2,680	99,696
EchoStar Corp. Class A*	4,372	224,677
F5 Networks, Inc.*	2,823	408,545
Finisar Corp.*	1,736	52,549
Harris Corp.	5,584	572,192
InterDigital, Inc.	2,670	243,904
Ubiquiti Networks, Inc.*	4,297	248,367

Total Communications Equipment		2,074,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2016

Investments	Shares	Value
Construction & Engineering - 0.5%
AECOM*	2,500	$90,900
EMCOR Group, Inc.	2,774	196,288
Fluor Corp.	2,927	153,726
Granite Construction, Inc.	1,187	65,285
Jacobs Engineering Group, Inc.*	3,731	212,667
MasTec, Inc.*	1,850	70,763
Quanta Services, Inc.*	3,913	136,368
Valmont Industries, Inc.	682	96,094

Total Construction & Engineering		1,022,091

Construction Materials - 0.3%
Eagle Materials, Inc.	1,947	191,838
Martin Marietta Materials, Inc.	1,911	423,344

Total Construction Materials		615,182

Consumer Finance - 1.0%
Discover Financial Services	19,463	1,403,088
Navient Corp.	29,510	484,849
SLM Corp.*	13,364	147,271

Total Consumer Finance		2,035,208

Containers & Packaging - 0.9%
International Paper Co.	20,893	1,108,583
Packaging Corp. of America	5,431	460,657
Sonoco Products Co.	5,100	268,770

Total Containers & Packaging		1,838,010

Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc.*	2,392	139,812
LifeLock, Inc.*	802	19,184

Total Diversified Consumer Services		158,996

Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B*	44,230	7,208,605
Leucadia National Corp.	1,615	37,549

Total Diversified Financial Services		7,246,154

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	312,580	13,294,027

Electric Utilities - 2.1%
ALLETE, Inc.	2,086	133,901
Alliant Energy Corp.	10,164	385,114
Edison International	13,792	992,886
Exelon Corp.	39,240	1,392,628
MGE Energy, Inc.	1,151	75,160
OGE Energy Corp.	10,076	337,042
Pinnacle West Capital Corp.	6,030	470,521
Portland General Electric Co.	4,519	195,808
Westar Energy, Inc.	6,415	361,485

Total Electric Utilities		4,344,545

Electrical Equipment - 0.2%
EnerSys	1,745	136,285
Generac Holdings, Inc.*	1,615	65,795
Regal Beloit Corp.	2,900	200,825

Total Electrical Equipment		402,905

Electronic Equipment, Instruments & Components - 2.4%
Anixter International, Inc.*	1,131	91,668
Arrow Electronics, Inc.*	7,682	547,727
AVX Corp.	8,607	134,527
Belden, Inc.	1,818	135,932
Cognex Corp.	2,165	137,737
Coherent, Inc.*	691	94,933
Corning, Inc.	98,773	2,397,221
Dolby Laboratories, Inc. Class A	4,392	198,474
Itron, Inc.*	473	29,728
Keysight Technologies, Inc.*	9,776	357,508
Littelfuse, Inc.	732	111,096
Sanmina Corp.*	5,798	212,497
SYNNEX Corp.	1,809	218,925
Tech Data Corp.*	2,341	198,236
Trimble, Inc.*	4,219	127,203

Total Electronic Equipment, Instruments & Components		4,993,412

Equity Real Estate Investment Trusts (REITs) - 0.1%
Geo Group, Inc. (The)	2,473	88,855
Senior Housing Properties Trust	3,533	66,880

Total Equity Real Estate Investment Trusts (REITs)		155,735

Food & Staples Retailing - 6.5%
Sysco Corp.	18,997	1,051,864
United Natural Foods, Inc.*	2,834	135,238
Wal-Mart Stores, Inc.	179,889	12,433,928

Total Food & Staples Retailing		13,621,030

Food Products - 2.3%
Archer-Daniels-Midland Co.	36,784	1,679,190
Darling Ingredients, Inc.*	11,202	144,618
Ingredion, Inc.	4,315	539,202
Seaboard Corp.*	79	312,207
Tyson Foods, Inc. Class A	30,749	1,896,598
WhiteWave Foods Co. (The)*	3,815	212,114

Total Food Products		4,783,929

Gas Utilities - 0.4%
New Jersey Resources Corp.	4,108	145,834
ONE Gas, Inc.	2,473	158,173
South Jersey Industries, Inc.	3,798	127,955
Southwest Gas Corp.	2,144	164,273
WGL Holdings, Inc.	2,416	184,292

Total Gas Utilities		780,527

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	118,259	5,243,604
Integra LifeSciences Holdings Corp.*	810	69,490
Masimo Corp.*	1,992	134,261

Total Health Care Equipment & Supplies		5,447,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2016

Investments	Shares	Value
Health Care Providers & Services - 6.8%
Aetna, Inc.	20,512	$2,543,693
Anthem, Inc.	16,843	2,421,518
HealthSouth Corp.	5,758	237,460
Humana, Inc.	5,916	1,207,041
Quest Diagnostics, Inc.	7,891	725,183
UnitedHealth Group, Inc.	44,016	7,044,321
WellCare Health Plans, Inc.*	1,578	216,312

Total Health Care Providers & Services		14,395,528

Hotels, Restaurants & Leisure - 2.1%
Cheesecake Factory, Inc. (The)	2,215	132,634
Cracker Barrel Old Country Store, Inc.(a)	1,199	200,209
Darden Restaurants, Inc.	5,391	392,034
Dave & Buster’s Entertainment, Inc.*	1,464	82,423
ILG, Inc.	14,003	254,434
Las Vegas Sands Corp.	31,670	1,691,495
Marriott Vacations Worldwide Corp.	1,435	121,760
MGM Resorts International*	38,487	1,109,580
Texas Roadhouse, Inc.	2,683	129,428
Vail Resorts, Inc.	939	151,470
Wendy’s Co. (The)	14,346	193,958

Total Hotels, Restaurants & Leisure		4,459,425

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	3,147	384,972

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	41,839	486,169
Ormat Technologies, Inc.	1,844	98,875

Total Independent Power & Renewable Electricity Producers		585,044

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	3,575	394,287

Insurance - 6.6%
Aflac, Inc.	23,808	1,657,037
Alleghany Corp.*	560	340,547
Allstate Corp. (The)	12,104	897,148
American Financial Group, Inc.	2,874	253,257
American National Insurance Co.	849	105,794
Arthur J. Gallagher & Co.	4,685	243,433
Brown & Brown, Inc.	3,410	152,973
Cincinnati Financial Corp.	5,314	402,536
Lincoln National Corp.	11,716	776,419
Loews Corp.	2,187	102,417
Marsh & McLennan Cos., Inc.	15,023	1,015,405
Mercury General Corp.	1,220	73,456
MetLife, Inc.	41,884	2,257,129
Primerica, Inc.	1,778	122,949
Principal Financial Group, Inc.	12,997	752,006
Prudential Financial, Inc.	27,820	2,894,949
Reinsurance Group of America, Inc.	3,268	411,212
Selective Insurance Group, Inc.	2,589	111,456
Torchmark Corp.	4,533	334,354
Unum Group	13,117	576,230
W.R. Berkley Corp.	5,355	356,161

Total Insurance		13,836,868

Internet Software & Services - 0.0%
GrubHub, Inc.*	1,301	48,944

IT Services - 0.2%
CACI International, Inc. Class A*	1,217	151,273
Computer Sciences Corp.	2,006	119,197
Science Applications International Corp.	1,658	140,598

Total IT Services		411,068

Leisure Products - 0.2%
Mattel, Inc.	13,205	363,798

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	620	113,014

Machinery - 5.0%
AGCO Corp.	2,940	170,108
Barnes Group, Inc.	2,717	128,840
Caterpillar, Inc.	11,841	1,098,134
CLARCOR, Inc.	1,575	129,890
Colfax Corp.*	3,579	128,593
Crane Co.	3,450	248,814
Cummins, Inc.	8,877	1,213,220
Deere & Co.	15,832	1,631,329
Donaldson Co., Inc.	4,468	188,013
Hillenbrand, Inc.	3,146	120,649
Illinois Tool Works, Inc.	16,760	2,052,430
John Bean Technologies Corp.	767	65,924
Lincoln Electric Holdings, Inc.	2,519	193,132
Mueller Industries, Inc.	2,508	100,220
Mueller Water Products, Inc. Class A	4,745	63,156
Nordson Corp.	2,495	279,565
Oshkosh Corp.	3,367	217,542
PACCAR, Inc.	9,221	589,222
Parker-Hannifin Corp.	6,280	879,200
Terex Corp.	4,766	150,272
Timken Co. (The)	2,597	103,101
Toro Co. (The)	4,319	241,648
Watts Water Technologies, Inc. Class A	488	31,818
Woodward, Inc.	2,692	185,883
Xylem, Inc.	6,820	337,726

Total Machinery		10,548,429

Media - 5.4%
CBS Corp. Class B Non-Voting Shares	33,817	2,151,437
Charter Communications, Inc. Class A*	11,373	3,274,514
Meredith Corp.	2,785	164,733
Scripps Networks Interactive, Inc. Class A	11,826	844,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2016

Investments	Shares	Value
Time Warner, Inc.	50,236	$4,849,281

Total Media		11,283,987

Metals & Mining - 0.7%
Commercial Metals Co.	3,190	69,478
Nucor Corp.	8,755	521,098
Reliance Steel & Aluminum Co.	3,906	310,683
Steel Dynamics, Inc.	10,944	389,387
Worthington Industries, Inc.	3,213	152,425

Total Metals & Mining		1,443,071

Multi-Utilities - 2.1%
Avista Corp.	3,244	129,728
Black Hills Corp.	707	43,367
CMS Energy Corp.	15,363	639,408
Consolidated Edison, Inc.	18,955	1,396,604
DTE Energy Co.	9,215	907,770
MDU Resources Group, Inc.	7,513	216,149
NiSource, Inc.	14,482	320,631
SCANA Corp.	8,403	615,772
Vectren Corp.	4,221	220,125

Total Multi-Utilities		4,489,554

Multiline Retail - 1.3%
Big Lots, Inc.	3,085	154,898
Dollar General Corp.	17,184	1,272,819
Dollar Tree, Inc.*	9,876	762,230
Kohl’s Corp.	11,254	555,722

Total Multiline Retail		2,745,669

Oil, Gas & Consumable Fuels - 0.2%
Spectra Energy Corp.	8,348	343,019

Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	2,911	139,088

Professional Services - 0.0%
WageWorks, Inc.*	296	21,460

Road & Rail - 1.3%
CSX Corp.	49,891	1,792,584
Knight Transportation, Inc.	2,897	95,746
Landstar System, Inc.	1,602	136,650
Old Dominion Freight Line, Inc.*	3,643	312,533
Ryder System, Inc.	4,056	301,929
Swift Transportation Co.*	7,925	193,053

Total Road & Rail		2,832,495

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc.*	1,716	93,951
Amkor Technology, Inc.*	5,216	55,029
Applied Materials, Inc.	57,293	1,848,845
Cirrus Logic, Inc.*	3,157	178,497
Entegris, Inc.*	5,038	90,180
Intersil Corp. Class A	2,396	53,431
Lam Research Corp.	9,211	973,879
MKS Instruments, Inc.	1,474	87,556
NVIDIA Corp.	14,448	1,542,179
QUALCOMM, Inc.	89,757	5,852,156

Total Semiconductors & Semiconductor Equipment		10,775,703

Software - 0.7%
Ebix, Inc.(a)	1,592	90,824
Mentor Graphics Corp.	2,618	96,578
TiVo Corp.*	2,586	54,047
VMware, Inc. Class A*(a)	14,956	1,177,486

Total Software		1,418,935

Specialty Retail - 1.6%
Aaron’s, Inc.	4,476	143,187
Best Buy Co., Inc.	21,396	912,967
Cabela’s, Inc.*	2,800	163,940
Chico’s FAS, Inc.	3,434	49,415
Children’s Place, Inc. (The)	809	81,669
CST Brands, Inc.	7,446	358,525
Dick’s Sporting Goods, Inc.	5,865	311,431
Five Below, Inc.*	1,538	61,458
Murphy USA, Inc.*	3,414	209,859
Party City Holdco, Inc.*(a)	7,335	104,157
Penske Automotive Group, Inc.	6,457	334,731
Ulta Salon Cosmetics & Fragrance, Inc.*	1,569	400,001
Urban Outfitters, Inc.*	6,918	197,025

Total Specialty Retail		3,328,365

Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	138,811	3,212,087
NCR Corp.*	6,467	262,301
NetApp, Inc.	9,406	331,750

Total Technology Hardware, Storage & Peripherals		3,806,138

Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	2,970	173,151
Deckers Outdoor Corp.*	1,913	105,961
PVH Corp.	7,286	657,489
Steven Madden Ltd.*	3,118	111,468
Wolverine World Wide, Inc.	4,228	92,805

Total Textiles, Apparel & Luxury Goods		1,140,874

Thrifts & Mortgage Finance - 0.0%
Washington Federal, Inc.	2,832	97,279

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	1,619	96,169
GATX Corp.(a)	4,518	278,218
HD Supply Holdings, Inc.*	27,919	1,186,837
MSC Industrial Direct Co., Inc. Class A	2,655	245,295
United Rentals, Inc.*	5,820	614,476
Watsco, Inc.	1,144	169,449
WESCO International, Inc.*	1,505	100,158

Total Trading Companies & Distributors		2,690,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2016

Investments	Shares	Value
Water Utilities - 0.2%
American Water Works Co., Inc.	6,898	$499,139

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.*	24,913	1,432,747

TOTAL COMMON STOCKS (Cost: $203,401,230)		209,696,953

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Earnings 500 Fund(b)	1,944	150,193
WisdomTree MidCap Earnings Fund(b)	633	64,990

TOTAL EXCHANGE-TRADED FUNDS (Cost: $219,684)		215,183

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $408,074)(d)	408,074	408,074

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $204,028,988)		210,320,210
Liabilities in Excess of Cash and Other Assets - (0.2)%		(329,007)

NET ASSETS - 100.0%		$209,991,203

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,634,299 and the total market value of the collateral held by the Fund was $1,708,123. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,300,049.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.1%
B/E Aerospace, Inc.	89,290	$5,374,365
BWX Technologies, Inc.	56,784	2,254,325
Curtiss-Wright Corp.(a)	13,789	1,356,286
Hexcel Corp.	47,186	2,427,248
Huntington Ingalls Industries, Inc.	38,421	7,076,764
Orbital ATK, Inc.	49,600	4,351,408
Spirit AeroSystems Holdings, Inc. Class A	50,333	2,936,930

Total Aerospace & Defense		25,777,326

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	197,390	14,460,792
Expeditors International of Washington, Inc.	163,073	8,636,346

Total Air Freight & Logistics		23,097,138

Airlines - 0.3%
Alaska Air Group, Inc.	95,412	8,465,907

Auto Components - 1.0%
BorgWarner, Inc.	177,385	6,996,065
Gentex Corp.	324,638	6,392,122
Goodyear Tire & Rubber Co. (The)	203,778	6,290,627
Lear Corp.	37,776	5,000,409

Total Auto Components		24,679,223

Automobiles - 0.8%
Harley-Davidson, Inc.	255,622	14,912,987
Thor Industries, Inc.	42,034	4,205,502

Total Automobiles		19,118,489

Banks - 3.7%
Associated Banc-Corp.	78,305	1,934,133
Bank of Hawaii Corp.	25,158	2,231,263
Bank of the Ozarks, Inc.	40,854	2,148,512
BankUnited, Inc.	61,914	2,333,539
BOK Financial Corp.	37,909	3,147,963
Cathay General Bancorp	47,068	1,789,996
Chemical Financial Corp.	35,680	1,932,786
CIT Group, Inc.	76,241	3,253,966
Comerica, Inc.	93,380	6,360,112
Commerce Bancshares, Inc.	40,233	2,325,870
Cullen/Frost Bankers, Inc.(a)	42,272	3,729,658
East West Bancorp, Inc.	61,881	3,145,411
First Citizens BancShares, Inc. Class A	993	352,515
First Financial Bankshares, Inc.(a)	26,799	1,211,315
First Hawaiian, Inc.(a)	91,409	3,182,861
First Horizon National Corp.	86,617	1,733,206
FNB Corp.	159,971	2,564,335
Fulton Financial Corp.	93,513	1,758,044
Hancock Holding Co.	42,703	1,840,499
Hilltop Holdings, Inc.	20,596	613,761
Home BancShares, Inc.	48,217	1,338,986
Iberiabank Corp.	18,351	1,536,896
Investors Bancorp, Inc.	185,426	2,586,693
MB Financial, Inc.	36,629	1,729,988
PacWest Bancorp	118,259	6,438,020
People’s United Financial, Inc.	288,785	5,590,878
Pinnacle Financial Partners, Inc.	9,432	653,638
PrivateBancorp, Inc.	1,923	104,207
Prosperity Bancshares, Inc.	36,050	2,587,669
Sterling Bancorp	40,278	942,505
Synovus Financial Corp.	38,767	1,592,548
TCF Financial Corp.	72,244	1,415,260
UMB Financial Corp.	17,306	1,334,639
Umpqua Holdings Corp.	199,411	3,744,939
United Bankshares, Inc.(a)	55,699	2,576,079
Valley National Bancorp	257,418	2,996,345
Webster Financial Corp.	46,199	2,507,682
Wintrust Financial Corp.	9,152	664,161
Zions Bancorp	40,887	1,759,776

Total Banks		89,690,654

Building Products - 1.1%
A.O. Smith Corp.	86,931	4,116,183
Fortune Brands Home & Security, Inc.	108,733	5,812,866
Lennox International, Inc.	29,326	4,491,863
Masco Corp.	251,356	7,947,877
Owens Corning	90,707	4,676,853

Total Building Products		27,045,642

Capital Markets - 1.3%
CBOE Holdings, Inc.(a)	28,697	2,120,421
Eaton Vance Corp.	79,343	3,322,885
FactSet Research Systems, Inc.	12,804	2,092,558
Federated Investors, Inc. Class B	94,680	2,677,550
Legg Mason, Inc.	71,216	2,130,071
LPL Financial Holdings, Inc.	66,683	2,347,908
MarketAxess Holdings, Inc.	6,350	932,942
Morningstar, Inc.	13,410	986,440
MSCI, Inc.	34,302	2,702,312
Nasdaq, Inc.	82,915	5,565,255
NorthStar Asset Management Group, Inc.	136,471	2,036,147
Raymond James Financial, Inc.	46,357	3,211,149
SEI Investments Co.	44,644	2,203,628

Total Capital Markets		32,329,266

Chemicals - 6.3%
Albemarle Corp.	96,728	8,326,346
Ashland Global Holdings, Inc.	52,012	5,684,391
Cabot Corp.	86,503	4,371,862
CF Industries Holdings, Inc.	565,364	17,797,659
Chemours Co. (The)	50,143	1,107,659
Eastman Chemical Co.	218,787	16,454,970
FMC Corp.	95,199	5,384,455
Huntsman Corp.	377,797	7,208,367
International Flavors & Fragrances, Inc.	102,329	12,057,426
Minerals Technologies, Inc.	5,150	397,837
Mosaic Co. (The)	767,275	22,504,176
NewMarket Corp.	11,049	4,683,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
Olin Corp.	321,877	$8,243,270
PolyOne Corp.	81,854	2,622,602
RPM International, Inc.	182,790	9,839,586
Scotts Miracle-Gro Co. (The) Class A	78,881	7,537,080
Sensient Technologies Corp.	40,304	3,167,088
Valspar Corp. (The)	71,475	7,405,525
W.R. Grace & Co.	44,009	2,976,769
Westlake Chemical Corp.	106,973	5,989,418

Total Chemicals		153,759,494

Commercial Services & Supplies - 0.9%
Deluxe Corp.	50,231	3,597,042
Healthcare Services Group, Inc.	82,377	3,226,707
KAR Auction Services, Inc.	253,587	10,807,878
Rollins, Inc.	159,896	5,401,287

Total Commercial Services & Supplies		23,032,914

Communications Equipment - 0.6%
Brocade Communications Systems, Inc.	447,601	5,590,537
Juniper Networks, Inc.	334,008	9,439,066

Total Communications Equipment		15,029,603

Construction & Engineering - 0.4%
EMCOR Group, Inc.	16,908	1,196,410
Fluor Corp.	128,602	6,754,177
Valmont Industries, Inc.	13,749	1,937,234

Total Construction & Engineering		9,887,821

Construction Materials - 0.0%
Eagle Materials, Inc.	12,060	1,188,272

Consumer Finance - 0.4%
Ally Financial, Inc.	199,243	3,789,602
Navient Corp.	310,142	5,095,633

Total Consumer Finance		8,885,235

Containers & Packaging - 2.3%
AptarGroup, Inc.	66,691	4,898,454
Avery Dennison Corp.	125,315	8,799,619
Bemis Co., Inc.	133,338	6,376,223
Graphic Packaging Holding Co.	444,171	5,543,254
Packaging Corp. of America	170,293	14,444,252
Sealed Air Corp.	159,425	7,228,330
Sonoco Products Co.	171,579	9,042,214

Total Containers & Packaging		56,332,346

Distributors - 0.1%
Pool Corp.	29,906	3,120,392

Diversified Consumer Services - 0.8%
H&R Block, Inc.	526,273	12,099,016
Service Corp. International	226,571	6,434,617

Total Diversified Consumer Services		18,533,633

Diversified Financial Services - 0.1%
Leucadia National Corp.	102,808	2,390,286
Voya Financial, Inc.	5,186	203,395

Total Diversified Financial Services		2,593,681

Diversified Telecommunication Services - 1.2%
Frontier Communications Corp.(a)	8,409,267	28,423,322

Electric Utilities - 4.5%
ALLETE, Inc.	98,609	6,329,712
Alliant Energy Corp.	454,124	17,206,758
Great Plains Energy, Inc.	546,271	14,940,512
Hawaiian Electric Industries, Inc.	259,468	8,580,607
IDACORP, Inc.	86,639	6,978,771
OGE Energy Corp.	456,320	15,263,904
Pinnacle West Capital Corp.	239,528	18,690,370
Portland General Electric Co.	166,403	7,210,242
Westar Energy, Inc.	237,137	13,362,670

Total Electric Utilities		108,563,546

Electrical Equipment - 0.8%
AMETEK, Inc.	102,344	4,973,918
EnerSys	23,311	1,820,589
Hubbell, Inc.	82,996	9,685,633
Regal Beloit Corp.	35,891	2,485,452

Total Electrical Equipment		18,965,592

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	113,006	5,380,216
Belden, Inc.	6,787	507,464
CDW Corp.	119,178	6,207,982
Cognex Corp.	25,950	1,650,939
FLIR Systems, Inc.	112,801	4,082,268
Jabil Circuit, Inc.	170,475	4,035,143
Littelfuse, Inc.	11,515	1,747,632
National Instruments Corp.	211,360	6,514,115
SYNNEX Corp.	19,624	2,374,896

Total Electronic Equipment, Instruments & Components		32,500,655

Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	235,003	18,189,232
Patterson-UTI Energy, Inc.	25,335	682,018
RPC, Inc.(a)	123,765	2,451,785
U.S. Silica Holdings, Inc.	22,269	1,262,207

Total Energy Equipment & Services		22,585,242

Equity Real Estate Investment Trusts (REITs) - 16.5%
Alexandria Real Estate Equities, Inc.(a)	62,484	6,943,847
American Campus Communities, Inc.	125,790	6,260,568
American Homes 4 Rent Class A(a)	60,650	1,272,437
Apartment Investment & Management Co. Class A	131,686	5,985,129
Apple Hospitality REIT, Inc.	363,315	7,259,034
Brixmor Property Group, Inc.	346,962	8,472,812
Camden Property Trust	88,734	7,459,867
Colony Starwood Homes(a)	76,417	2,201,574
Communications Sales & Leasing, Inc.	400,262	10,170,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
Cousins Properties, Inc.	410,653	$3,494,657
CubeSmart	156,139	4,179,841
CyrusOne, Inc.	77,803	3,480,128
DCT Industrial Trust, Inc.	64,764	3,100,900
DDR Corp.	481,780	7,356,781
Douglas Emmett, Inc.	94,280	3,446,877
Duke Realty Corp.	275,598	7,319,883
DuPont Fabros Technology, Inc.	90,643	3,981,947
Education Realty Trust, Inc.	74,916	3,168,947
Empire State Realty Trust, Inc. Class A	82,022	1,656,024
EPR Properties	92,907	6,667,935
Equity LifeStyle Properties, Inc.	55,583	4,007,534
Equity One, Inc.	114,067	3,500,716
Extra Space Storage, Inc.	141,256	10,910,613
Federal Realty Investment Trust	53,443	7,594,785
First Industrial Realty Trust, Inc.	83,485	2,341,754
Forest City Realty Trust, Inc. Class A	71,467	1,489,372
Gaming and Leisure Properties, Inc.	432,758	13,251,050
Gramercy Property Trust	627,167	5,757,393
Healthcare Realty Trust, Inc.	121,975	3,698,282
Healthcare Trust of America, Inc. Class A	156,613	4,559,004
Highwoods Properties, Inc.	93,384	4,763,518
Hospitality Properties Trust	295,321	9,373,489
Hudson Pacific Properties, Inc.	83,533	2,905,278
Iron Mountain, Inc.	449,194	14,589,821
Kilroy Realty Corp.	49,313	3,610,698
Kimco Realty Corp.	476,067	11,977,846
Lamar Advertising Co. Class A	101,013	6,792,114
LaSalle Hotel Properties	180,386	5,496,361
Liberty Property Trust	187,966	7,424,657
Life Storage, Inc.	55,420	4,725,109
Macerich Co. (The)	154,552	10,948,464
Medical Properties Trust, Inc.	633,458	7,791,533
Mid-America Apartment Communities, Inc.	72,814	7,129,947
National Health Investors, Inc.	52,427	3,888,511
National Retail Properties, Inc.	166,836	7,374,151
Omega Healthcare Investors, Inc.	422,390	13,203,911
Outfront Media, Inc.	205,501	5,110,810
Paramount Group, Inc.	136,246	2,178,574
Piedmont Office Realty Trust, Inc. Class A	159,985	3,345,286
PS Business Parks, Inc.	18,537	2,159,931
Rayonier, Inc.	118,418	3,149,919
Regency Centers Corp.	82,890	5,715,266
Retail Properties of America, Inc. Class A	274,567	4,209,112
RLJ Lodging Trust	179,493	4,395,784
Ryman Hospitality Properties, Inc.(a)	65,876	4,150,847
Senior Housing Properties Trust	549,072	10,393,933
SL Green Realty Corp.	71,074	7,644,009
Spirit Realty Capital, Inc.	840,551	9,128,384
STORE Capital Corp.	193,741	4,787,340
Sun Communities, Inc.	68,759	5,267,627
Sunstone Hotel Investors, Inc.	74,537	1,136,689
Tanger Factory Outlet Centers, Inc.	93,866	3,358,526
Taubman Centers, Inc.	51,606	3,815,232
UDR, Inc.	247,057	9,012,639
VEREIT, Inc.	1,691,180	14,307,383
W.P. Carey, Inc.	189,171	11,178,114
Weingarten Realty Investors	140,389	5,024,522

Total Equity Real Estate Investment Trusts (REITs)		402,455,683

Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	19,017	2,260,741
PriceSmart, Inc.	14,485	1,209,497
Whole Foods Market, Inc.	345,996	10,642,837

Total Food & Staples Retailing		14,113,075

Food Products - 2.3%
B&G Foods, Inc.	167,053	7,316,921
Flowers Foods, Inc.(a)	434,950	8,685,952
Ingredion, Inc.	72,699	9,084,467
Lancaster Colony Corp.	26,776	3,785,859
McCormick & Co., Inc. Non-Voting Shares	145,450	13,574,848
Pinnacle Foods, Inc.	163,127	8,719,138
Snyder’s-Lance, Inc.	98,886	3,791,289

Total Food Products		54,958,474

Gas Utilities - 2.4%
Atmos Energy Corp.	159,493	11,826,406
National Fuel Gas Co.	149,894	8,489,996
New Jersey Resources Corp.	153,957	5,465,474
ONE Gas, Inc.	72,808	4,656,800
Southwest Gas Corp.	71,742	5,496,872
Spire, Inc.	93,820	6,056,081
UGI Corp.	231,630	10,673,510
WGL Holdings, Inc.	80,391	6,132,225

Total Gas Utilities		58,797,364

Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp.	3,702	291,532
Cooper Cos., Inc. (The)	983	171,956
Hill-Rom Holdings, Inc.	50,269	2,822,102
ResMed, Inc.(a)	186,137	11,549,801
Teleflex, Inc.	23,997	3,867,117
West Pharmaceutical Services, Inc.	28,341	2,404,167

Total Health Care Equipment & Supplies		21,106,675

Health Care Providers & Services - 0.6%
HealthSouth Corp.	130,755	5,392,336
Patterson Cos., Inc.	145,940	5,987,918
Universal Health Services, Inc. Class B	19,273	2,050,262

Total Health Care Providers & Services		13,430,516

Hotels, Restaurants & Leisure - 4.3%
Aramark	173,834	6,209,350
Cheesecake Factory, Inc. (The)	43,346	2,595,558
Choice Hotels International, Inc.	52,512	2,943,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
Cracker Barrel Old Country Store, Inc.(a)	40,565	$6,773,544
Darden Restaurants, Inc.	221,179	16,084,137
Domino’s Pizza, Inc.	28,180	4,487,383
Dunkin’ Brands Group, Inc.	127,420	6,681,905
Jack in the Box, Inc.	28,805	3,215,790
Papa John’s International, Inc.	20,186	1,727,518
Six Flags Entertainment Corp.	248,388	14,893,345
Texas Roadhouse, Inc.	68,044	3,282,443
Vail Resorts, Inc.	43,578	7,029,567
Wendy’s Co. (The)	303,870	4,108,322
Wyndham Worldwide Corp.	174,479	13,324,961
Wynn Resorts Ltd.(a)	139,947	12,106,815

Total Hotels, Restaurants & Leisure		105,463,936

Household Durables - 1.8%
CalAtlantic Group, Inc.	32,763	1,114,270
D.R. Horton, Inc.	329,219	8,997,555
Harman International Industries, Inc.	55,739	6,195,947
Leggett & Platt, Inc.	227,800	11,134,864
Lennar Corp. Class A	43,398	1,863,076
PulteGroup, Inc.	378,452	6,955,948
Tupperware Brands Corp.	153,443	8,074,171

Total Household Durables		44,335,831

Household Products - 0.4%
Energizer Holdings, Inc.	95,784	4,272,924
Spectrum Brands Holdings, Inc.	45,891	5,613,846

Total Household Products		9,886,770

Independent Power & Renewable Electricity Producers - 0.8%
AES Corp.	1,525,685	17,728,460
NRG Energy, Inc.	212,497	2,605,213

Total Independent Power & Renewable Electricity Producers		20,333,673

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	49,512	5,460,678

Insurance - 2.9%
American Financial Group, Inc.	34,119	3,006,566
American National Insurance Co.	18,323	2,283,229
AmTrust Financial Services, Inc.	111,725	3,059,031
Arthur J. Gallagher & Co.	144,327	7,499,231
Assurant, Inc.	35,620	3,307,673
Brown & Brown, Inc.	46,397	2,081,369
CNA Financial Corp.	178,278	7,398,537
CNO Financial Group, Inc.	77,031	1,475,144
Erie Indemnity Co. Class A	31,849	3,581,420
First American Financial Corp.	108,257	3,965,454
FNF Group	215,466	7,317,225
Hanover Insurance Group, Inc. (The)	23,174	2,109,066
Mercury General Corp.	61,821	3,722,242
Old Republic International Corp.	285,347	5,421,593
Primerica, Inc.	12,088	835,885
ProAssurance Corp.	29,495	1,657,619
Reinsurance Group of America, Inc.	22,465	2,826,771
Torchmark Corp.	24,531	1,809,407
Unum Group	115,972	5,094,650
W.R. Berkley Corp.	26,270	1,747,218

Total Insurance		70,199,330

Internet Software & Services - 0.2%
j2 Global, Inc.	52,356	4,282,721

IT Services - 4.1%
Booz Allen Hamilton Holding Corp.	148,135	5,343,230
Broadridge Financial Solutions, Inc.	149,337	9,901,043
Computer Sciences Corp.(a)	122,279	7,265,818
CSRA, Inc.	121,518	3,869,133
DST Systems, Inc.	23,925	2,563,564
Global Payments, Inc.	5,550	385,226
Jack Henry & Associates, Inc.	60,936	5,409,898
Leidos Holdings, Inc.	230,480	11,786,747
MAXIMUS, Inc.	13,179	735,256
Sabre Corp.	337,072	8,409,946
Science Applications International Corp.	39,440	3,344,512
Total System Services, Inc.	91,878	4,504,778
Western Union Co. (The)	883,454	19,188,621
Xerox Corp.	2,078,338	18,143,891

Total IT Services		100,851,663

Leisure Products - 2.3%
Brunswick Corp.	65,799	3,588,677
Hasbro, Inc.	184,953	14,387,494
Mattel, Inc.	1,105,470	30,455,699
Polaris Industries, Inc.(a)	101,852	8,391,586

Total Leisure Products		56,823,456

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	27,821	2,860,834
Bruker Corp.	69,957	1,481,689
PerkinElmer, Inc.	35,700	1,861,755

Total Life Sciences Tools & Services		6,204,278

Machinery - 3.8%
AGCO Corp.	43,328	2,506,958
Allison Transmission Holdings, Inc.	180,724	6,088,592
CLARCOR, Inc.	37,348	3,080,090
Crane Co.	64,364	4,641,932
Donaldson Co., Inc.	132,305	5,567,394
Flowserve Corp.	119,959	5,764,030
Graco, Inc.	54,232	4,506,137
IDEX Corp.	69,133	6,226,118
ITT, Inc.	62,976	2,428,984
Kennametal, Inc.	118,384	3,700,684
Lincoln Electric Holdings, Inc.	73,313	5,620,908
Nordson Corp.	36,726	4,115,148
Oshkosh Corp.	56,715	3,664,356
Snap-on, Inc.	59,026	10,109,383
Terex Corp.	56,160	1,770,725
Timken Co. (The)	130,058	5,163,303
Toro Co. (The)	72,774	4,071,705
Trinity Industries, Inc.	148,051	4,109,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
Wabtec Corp.	26,624	$2,210,324
Woodward, Inc.	24,368	1,682,610
Xylem, Inc.	135,635	6,716,645

Total Machinery		93,745,922

Media - 2.2%
Cable One, Inc.	3,537	2,199,059
Cinemark Holdings, Inc.	198,424	7,611,545
Interpublic Group of Cos., Inc. (The)	624,231	14,613,248
News Corp. Class A	393,078	4,504,674
Regal Entertainment Group Class A	335,827	6,918,036
Scripps Networks Interactive, Inc. Class A	83,142	5,933,844
TEGNA, Inc.	322,383	6,895,772
Tribune Media Co. Class A	159,458	5,577,841

Total Media		54,254,019

Metals & Mining - 1.2%
Alcoa Corp.	128,059	3,595,897
Reliance Steel & Aluminum Co.	91,866	7,307,022
Royal Gold, Inc.	58,453	3,702,997
Steel Dynamics, Inc.	298,546	10,622,267
United States Steel Corp.	57,646	1,902,894
Worthington Industries, Inc.	56,314	2,671,536

Total Metals & Mining		29,802,613

Multi-Utilities - 3.5%
Black Hills Corp.	91,456	5,609,911
CenterPoint Energy, Inc.	1,145,484	28,224,726
MDU Resources Group, Inc.	325,233	9,356,953
NiSource, Inc.	610,018	13,505,799
SCANA Corp.	282,932	20,733,257
Vectren Corp.	170,036	8,867,377

Total Multi-Utilities		86,298,023

Multiline Retail - 1.3%
Kohl’s Corp.	391,384	19,326,542
Nordstrom, Inc.(a)	264,400	12,672,692

Total Multiline Retail		31,999,234

Oil, Gas & Consumable Fuels - 4.1%
Cabot Oil & Gas Corp.	97,822	2,285,122
HollyFrontier Corp.	441,333	14,458,069
Murphy Oil Corp.	336,842	10,485,891
Range Resources Corp.	33,183	1,140,168
SM Energy Co.	14,300	493,064
Targa Resources Corp.	772,066	43,289,741
Tesoro Corp.	178,324	15,594,434
Western Refining, Inc.	266,986	10,105,420
World Fuel Services Corp.	22,645	1,039,632

Total Oil, Gas & Consumable Fuels		98,891,541

Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	95,759	4,575,365

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	35,947	4,361,090
ManpowerGroup, Inc.	78,155	6,945,635
Robert Half International, Inc.	145,527	7,098,807

Total Professional Services		18,405,532

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	7,447	752,445
Realogy Holdings Corp.	52,357	1,347,146

Total Real Estate Management & Development		2,099,591

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	62,516	6,068,428
Kansas City Southern	103,528	8,784,351
Knight Transportation, Inc.	32,182	1,063,615
Landstar System, Inc.	10,744	916,463
Ryder System, Inc.	72,040	5,362,658

Total Road & Rail		22,195,515

Semiconductors & Semiconductor Equipment - 0.8%
Cypress Semiconductor Corp.	776,215	8,879,900
Intersil Corp. Class A	184,341	4,110,804
MKS Instruments, Inc.	37,120	2,204,928
Monolithic Power Systems, Inc.	25,392	2,080,366
Teradyne, Inc.	117,489	2,984,221

Total Semiconductors & Semiconductor Equipment		20,260,219

Software - 0.5%
Blackbaud, Inc.	21,585	1,381,440
CDK Global, Inc.	89,039	5,314,738
Fair Isaac Corp.	1,403	167,266
Mentor Graphics Corp.	39,109	1,442,731
Pegasystems, Inc.	15,178	546,408
SS&C Technologies Holdings, Inc.	107,345	3,070,067

Total Software		11,922,650

Specialty Retail - 3.8%
American Eagle Outfitters, Inc.	317,086	4,810,195
Bed Bath & Beyond, Inc.	98,816	4,015,882
CST Brands, Inc.	24,665	1,187,620
Dick’s Sporting Goods, Inc.	55,894	2,967,971
Foot Locker, Inc.	117,190	8,307,599
Gap, Inc. (The)	884,315	19,844,029
Penske Automotive Group, Inc.	110,766	5,742,109
Staples, Inc.	1,959,079	17,729,665
Tiffany & Co.(a)	164,131	12,708,663
Tractor Supply Co.	101,665	7,707,224
Williams-Sonoma, Inc.	145,100	7,021,389

Total Specialty Retail		92,042,346

Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	364,908	12,870,305

Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc.	42,694	3,688,335
Coach, Inc.	615,660	21,560,413
Columbia Sportswear Co.	50,015	2,915,875
Hanesbrands, Inc.	453,811	9,788,703
PVH Corp.	7,114	641,967
Ralph Lauren Corp.	64,296	5,807,215

Total Textiles, Apparel & Luxury Goods		44,402,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2016

Investments	Shares	Value
Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	535,147	$8,514,189
Radian Group, Inc.	4,522	81,306
TFS Financial Corp.	191,610	3,648,254
Washington Federal, Inc.	37,120	1,275,072

Total Thrifts & Mortgage Finance		13,518,821

Trading Companies & Distributors - 0.6%
Air Lease Corp.	52,096	1,788,456
MSC Industrial Direct Co., Inc. Class A	54,693	5,053,086
Watsco, Inc.	49,776	7,372,821

Total Trading Companies & Distributors		14,214,363

Transportation Infrastructure - 1.1%
Macquarie Infrastructure Corp.	320,004	26,144,327

Water Utilities - 0.3%
Aqua America, Inc.	280,129	8,415,075

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	129,504	3,738,780

TOTAL COMMON STOCKS (Cost: $2,261,133,097)		2,432,106,265

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $1,624,002)	20,109	1,606,709

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $52,442,185)(d)	52,442,185	52,442,185

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $2,315,199,284)		2,486,155,159
Liabilities in Excess of Cash and Other Assets - (1.9)%		(47,236,440)

NET ASSETS - 100.0%		$2,438,918,719

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $54,865,581 and the total market value of the collateral held by the Fund was $56,350,895. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,908,710.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.4%

Aerospace & Defense - 2.2%
B/E Aerospace, Inc.	53,307	$3,208,548
BWX Technologies, Inc.	38,271	1,519,359
Curtiss-Wright Corp.	17,208	1,692,579
DigitalGlobe, Inc.*	11,610	332,626
Esterline Technologies Corp.*	11,394	1,016,345
HEICO Corp.	17,699	1,365,478
Hexcel Corp.	43,960	2,261,302
Moog, Inc. Class A*	17,602	1,156,099
Orbital ATK, Inc.	28,161	2,470,565
Teledyne Technologies, Inc.*	14,487	1,781,901

Total Aerospace & Defense		16,804,802

Airlines - 1.2%
Allegiant Travel Co.	13,012	2,165,197
Hawaiian Holdings, Inc.*	45,791	2,610,087
SkyWest, Inc.	36,892	1,344,713
Spirit Airlines, Inc.*	47,353	2,739,845

Total Airlines		8,859,842

Auto Components - 1.6%
Cooper Tire & Rubber Co.	59,603	2,315,577
Dana, Inc.	36,838	699,185
Dorman Products, Inc.*	11,937	872,117
Drew Industries, Inc.	10,295	1,109,286
Gentex Corp.	167,421	3,296,519
Tenneco, Inc.*	57,080	3,565,788
Visteon Corp.	1,749	140,515

Total Auto Components		11,998,987

Automobiles - 0.3%
Thor Industries, Inc.	26,621	2,663,431

Banks - 8.3%
Associated Banc-Corp.	51,385	1,269,209
BancorpSouth, Inc.	29,787	924,886
Bank of Hawaii Corp.	14,604	1,295,229
Bank of the Ozarks, Inc.	31,501	1,656,638
BankUnited, Inc.	38,928	1,467,196
Banner Corp.	8,940	498,941
BOK Financial Corp.	20,492	1,701,656
Cathay General Bancorp	31,268	1,189,122
Chemical Financial Corp.	10,690	579,077
Columbia Banking System, Inc.	16,053	717,248
Commerce Bancshares, Inc.	31,056	1,795,347
Community Bank System, Inc.	11,357	701,749
Cullen/Frost Bankers, Inc.	22,059	1,946,266
CVB Financial Corp.	32,260	739,722
First Citizens BancShares, Inc. Class A	4,264	1,513,720
First Financial Bankshares, Inc.	16,555	748,286
First Horizon National Corp.	76,952	1,539,810
First Midwest Bancorp, Inc.	24,556	619,548
FNB Corp.	65,798	1,054,742
Fulton Financial Corp.	59,592	1,120,330
Glacier Bancorp, Inc.	23,391	847,456
Great Western Bancorp, Inc.	20,768	905,277
Hancock Holding Co.	17,487	753,690
Hilltop Holdings, Inc.	32,086	956,163
Home BancShares, Inc.	41,199	1,144,096
Hope Bancorp, Inc.	30,793	674,059
Iberiabank Corp.	14,118	1,182,382
International Bancshares Corp.	23,262	949,090
Investors Bancorp, Inc.	87,279	1,217,542
LegacyTexas Financial Group, Inc.	14,371	618,815
MB Financial, Inc.	24,819	1,172,201
Old National Bancorp	53,802	976,506
PacWest Bancorp	43,145	2,348,814
People’s United Financial, Inc.	98,543	1,907,792
Pinnacle Financial Partners, Inc.	11,657	807,830
Popular, Inc.	57,386	2,514,655
PrivateBancorp, Inc.	25,909	1,404,009
Prosperity Bancshares, Inc.	27,777	1,993,833
ServisFirst Bancshares, Inc.	14,864	556,508
Simmons First National Corp. Class A	9,839	611,494
South State Corp.	8,040	702,696
Sterling Bancorp	38,196	893,786
Synovus Financial Corp.	39,385	1,617,936
TCF Financial Corp.	70,944	1,389,793
Texas Capital Bancshares, Inc.*(a)	12,247	960,165
Towne Bank	12,318	409,573
Trustmark Corp.	20,515	731,360
UMB Financial Corp.	13,121	1,011,892
Umpqua Holdings Corp.	83,350	1,565,313
United Bankshares, Inc.(a)	20,626	953,952
United Community Banks, Inc.	21,333	631,883
Valley National Bancorp	64,865	755,029
Webster Financial Corp.	25,801	1,400,478
Western Alliance Bancorp*	35,728	1,740,311
Wintrust Financial Corp.	17,673	1,282,530

Total Banks		62,667,631

Beverages - 0.1%
National Beverage Corp.	13,201	674,307

Biotechnology - 1.0%
Ligand Pharmaceuticals, Inc.*(a)	939	95,412
United Therapeutics Corp.*	51,555	7,394,533

Total Biotechnology		7,489,945

Building Products - 2.0%
Armstrong World Industries, Inc.*	11,466	479,279
Owens Corning	71,179	3,669,989
Simpson Manufacturing Co., Inc.	17,337	758,494
Trex Co., Inc.*	8,319	535,744
Universal Forest Products, Inc.	8,694	888,353
USG Corp.*(a)	297,240	8,584,291

Total Building Products		14,916,150

Capital Markets - 1.6%
BGC Partners, Inc. Class A	108,974	1,114,804
CBOE Holdings, Inc.(a)	17,743	1,311,030
Eaton Vance Corp.	39,987	1,674,656
Evercore Partners, Inc. Class A	8,413	577,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Federated Investors, Inc. Class B	45,490	$1,286,457
Financial Engines, Inc.	5,316	195,363
Interactive Brokers Group, Inc. Class A	17,106	624,540
Janus Capital Group, Inc.	79,159	1,050,440
Legg Mason, Inc.	44,766	1,338,951
LPL Financial Holdings, Inc.	34,723	1,222,597
Morningstar, Inc.	11,885	874,261
NorthStar Asset Management Group, Inc.	33,899	505,773
Stifel Financial Corp.*	9,273	463,186

Total Capital Markets		12,240,031

Chemicals - 2.2%
Balchem Corp.	6,226	522,486
Cabot Corp.	26,042	1,316,163
Chemours Co. (The)	54,447	1,202,734
Chemtura Corp.*	9,966	330,871
GCP Applied Technologies, Inc.*	25,170	673,298
H.B. Fuller Co.	20,975	1,013,302
Huntsman Corp.	97,858	1,867,131
Ingevity Corp.*	5,420	297,341
Minerals Technologies, Inc.	13,661	1,055,312
NewMarket Corp.	5,611	2,378,166
PolyOne Corp.	38,427	1,231,201
Scotts Miracle-Gro Co. (The) Class A	21,839	2,086,716
Sensient Technologies Corp.	12,851	1,009,832
Stepan Co.	9,523	775,934
W.R. Grace & Co.	17,959	1,214,747

Total Chemicals		16,975,234

Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	18,586	759,052
Brink’s Co. (The)	7,074	291,802
Clean Harbors, Inc.*	1,758	97,833
Copart, Inc.*	66,709	3,696,346
Covanta Holding Corp.	43,441	677,680
Deluxe Corp.	30,625	2,193,056
G&K Services, Inc. Class A	6,230	600,883
Healthcare Services Group, Inc.	15,291	598,948
Herman Miller, Inc.	39,434	1,348,643
HNI Corp.	18,367	1,027,083
KAR Auction Services, Inc.	49,883	2,126,013
Matthews International Corp. Class A	8,188	629,248
MSA Safety, Inc.	11,315	784,469
Pitney Bowes, Inc.	157,258	2,388,749
Stericycle, Inc.*	29,547	2,276,301
Tetra Tech, Inc.	11,252	485,524
UniFirst Corp.	7,364	1,057,839
West Corp.	63,771	1,578,970

Total Commercial Services & Supplies		22,618,439

Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	166,680	2,081,833
Ciena Corp.*	8,422	205,581
EchoStar Corp. Class A*	38,126	1,959,295
Finisar Corp.*	15,536	470,275
InterDigital, Inc.	23,260	2,124,801
Lumentum Holdings, Inc.*	671	25,934
Ubiquiti Networks, Inc.*(a)	39,537	2,285,239
ViaSat, Inc.*	2,550	168,861
Viavi Solutions, Inc.*	116,619	953,943

Total Communications Equipment		10,275,762

Construction & Engineering - 1.0%
AECOM*	22,551	819,955
Dycom Industries, Inc.*	17,746	1,424,826
EMCOR Group, Inc.	24,279	1,717,982
Granite Construction, Inc.	10,660	586,300
KBR, Inc.	35,649	594,982
MasTec, Inc.*	16,633	636,212
Quanta Services, Inc.*	36,493	1,271,781
Valmont Industries, Inc.	6,391	900,492

Total Construction & Engineering		7,952,530

Construction Materials - 0.3%
Eagle Materials, Inc.	18,047	1,778,171
Summit Materials, Inc. Class A*	22,616	538,035

Total Construction Materials		2,316,206

Consumer Finance - 2.0%
Credit Acceptance Corp.*(a)	10,717	2,331,055
FirstCash, Inc.	6,116	287,452
Navient Corp.	338,086	5,554,753
Santander Consumer USA Holdings, Inc.*	384,303	5,188,090
SLM Corp.*	159,598	1,758,770

Total Consumer Finance		15,120,120

Containers & Packaging - 2.0%
AptarGroup, Inc.	25,700	1,887,665
Bemis Co., Inc.	43,901	2,099,346
Berry Plastics Group, Inc.*	44,793	2,182,763
Graphic Packaging Holding Co.	180,967	2,258,468
Owens-Illinois, Inc.*	157,570	2,743,294
Silgan Holdings, Inc.	28,420	1,454,535
Sonoco Products Co.	42,766	2,253,768

Total Containers & Packaging		14,879,839

Distributors - 0.2%
Pool Corp.	13,427	1,400,973

Diversified Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc.*	13,379	936,798
DeVry Education Group, Inc.	40,455	1,262,196
Graham Holdings Co. Class B	3,112	1,593,188
Grand Canyon Education, Inc.*	22,288	1,302,734
H&R Block, Inc.	150,373	3,457,075
LifeLock, Inc.*	6,873	164,402
Service Corp. International	64,795	1,840,178
ServiceMaster Global Holdings, Inc.*	34,225	1,289,256

Total Diversified Consumer Services		11,845,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Electric Utilities - 1.5%
ALLETE, Inc.	19,447	$1,248,303
El Paso Electric Co.	18,741	871,457
Great Plains Energy, Inc.	76,835	2,101,437
Hawaiian Electric Industries, Inc.	72,714	2,404,652
IDACORP, Inc.	23,404	1,885,192
MGE Energy, Inc.	10,349	675,790
PNM Resources, Inc.	906	31,076
Portland General Electric Co.	41,592	1,802,181

Total Electric Utilities		11,020,088

Electrical Equipment - 0.8%
EnerSys	16,252	1,269,281
Generac Holdings, Inc.*	15,362	625,848
Hubbell, Inc.	23,840	2,782,128
Regal Beloit Corp.	25,181	1,743,784

Total Electrical Equipment		6,421,041

Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc.*	10,652	863,345
Avnet, Inc.	88,169	4,197,726
AVX Corp.	80,294	1,254,995
Belden, Inc.	16,459	1,230,639
Cognex Corp.	20,190	1,284,488
Coherent, Inc.*	6,228	855,634
Dolby Laboratories, Inc. Class A	38,149	1,723,953
FLIR Systems, Inc.	46,170	1,670,892
II-VI, Inc.*	18,823	558,102
IPG Photonics Corp.*	23,749	2,344,264
Itron, Inc.*	4,161	261,519
Jabil Circuit, Inc.	112,792	2,669,787
Littelfuse, Inc.	6,608	1,002,896
National Instruments Corp.	26,842	827,270
Sanmina Corp.*	50,690	1,857,789
SYNNEX Corp.	15,765	1,907,880
Tech Data Corp.*	20,644	1,748,134
Universal Display Corp.*(a)	6,050	340,615
VeriFone Systems, Inc.*	18,943	335,859

Total Electronic Equipment, Instruments & Components		26,935,787

Energy Equipment & Services - 0.2%
Dril-Quip, Inc.*	21,650	1,300,082
Oceaneering International, Inc.	20,912	589,928

Total Energy Equipment & Services		1,890,010

Equity Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust	12,712	415,428
Alexander’s, Inc.	1,396	595,911
American Assets Trust, Inc.	5,772	248,658
American Campus Communities, Inc.	15,599	776,362
Apple Hospitality REIT, Inc.	32,040	640,159
Care Capital Properties, Inc.	32,580	814,500
CBL & Associates Properties, Inc.	24,638	283,337
Columbia Property Trust, Inc.	22,736	491,098
Communications Sales & Leasing, Inc.	3,126	79,432
CoreCivic, Inc.	59,074	1,444,950
CoreSite Realty Corp.	4,103	325,655
Corporate Office Properties Trust	8,337	260,281
Cousins Properties, Inc.	86,600	736,966
CubeSmart	24,974	668,554
CyrusOne, Inc.	2,613	116,879
DCT Industrial Trust, Inc.	16,111	771,395
DDR Corp.	43,563	665,207
DiamondRock Hospitality Co.	71,918	829,215
Douglas Emmett, Inc.	14,397	526,354
DuPont Fabros Technology, Inc.	2,272	99,809
EastGroup Properties, Inc.	8,665	639,824
Education Realty Trust, Inc.	7,694	325,456
Empire State Realty Trust, Inc. Class A	14,470	292,149
EPR Properties	19,146	1,374,108
Equity Commonwealth*	56,865	1,719,598
Equity LifeStyle Properties, Inc.	16,166	1,165,569
Equity One, Inc.	15,850	486,437
First Industrial Realty Trust, Inc.	35,663	1,000,347
Forest City Realty Trust, Inc. Class A	117,869	2,456,390
Geo Group, Inc. (The)	29,048	1,043,695
Healthcare Realty Trust, Inc.	12,028	364,689
Healthcare Trust of America, Inc. Class A	9,778	284,638
Highwoods Properties, Inc.	15,322	781,575
Hospitality Properties Trust	28,609	908,050
Kite Realty Group Trust	1,509	35,431
Lamar Advertising Co. Class A	31,501	2,118,127
LaSalle Hotel Properties	55,165	1,680,878
Lexington Realty Trust	64,798	699,818
Liberty Property Trust	42,719	1,687,400
Life Storage, Inc.	8,032	684,808
LTC Properties, Inc.	12,129	569,820
Mack-Cali Realty Corp.	16,921	491,047
Medical Properties Trust, Inc.	137,881	1,695,936
National Health Investors, Inc.	15,711	1,165,285
Omega Healthcare Investors, Inc.	70,694	2,209,894
Paramount Group, Inc.	3,947	63,113
Pebblebrook Hotel Trust	11,328	337,008
Physicians Realty Trust	8,980	170,261
Piedmont Office Realty Trust, Inc. Class A	70,664	1,477,584
PS Business Parks, Inc.	4,280	498,706
QTS Realty Trust, Inc. Class A	3,104	154,114
Rayonier, Inc.	43,439	1,155,477
Retail Opportunity Investments Corp.	9,767	206,377
Retail Properties of America, Inc. Class A	64,310	985,872
RLJ Lodging Trust	56,181	1,375,873
Ryman Hospitality Properties, Inc.	16,749	1,055,354
Select Income REIT	28,360	714,672
Senior Housing Properties Trust	43,068	815,277
Spirit Realty Capital, Inc.	72,742	789,978
STORE Capital Corp.	32,183	795,242
Sun Communities, Inc.	10,132	776,213
Sunstone Hotel Investors, Inc.	145,438	2,217,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Tanger Factory Outlet Centers, Inc.	54,918	$1,964,966
Taubman Centers, Inc.	9,674	715,199
Urban Edge Properties	21,600	594,216
W.P. Carey, Inc.	32,011	1,891,530
Washington Real Estate Investment Trust	38,356	1,253,858
Weingarten Realty Investors	48,279	1,727,905
Xenia Hotels & Resorts, Inc.	35,331	686,128

Total Equity Real Estate Investment Trusts (REITs)		59,093,971

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	18,121	2,154,224
Performance Food Group Co.*	27,168	652,032
PriceSmart, Inc.	8,924	745,154
Sprouts Farmers Market, Inc.*	60,932	1,152,833
United Natural Foods, Inc.*	25,758	1,229,172
US Foods Holding Corp.*	43,974	1,208,406

Total Food & Staples Retailing		7,141,821

Food Products - 3.1%
B&G Foods, Inc.	21,789	954,358
Blue Buffalo Pet Products, Inc.*	56,658	1,362,058
Cal-Maine Foods, Inc.(a)	34,334	1,516,704
Darling Ingredients, Inc.*	103,416	1,335,100
Dean Foods Co.	49,096	1,069,311
Flowers Foods, Inc.	91,032	1,817,909
Hain Celestial Group, Inc. (The)*	50,059	1,953,803
J&J Snack Foods Corp.	5,313	708,914
Lancaster Colony Corp.	8,535	1,206,764
Pilgrim’s Pride Corp.	216,625	4,113,709
Pinnacle Foods, Inc.	37,194	1,988,019
Sanderson Farms, Inc.	14,908	1,404,930
Seaboard Corp.*	699	2,762,441
Snyder’s-Lance, Inc.	8,143	312,203
TreeHouse Foods, Inc.*	11,125	803,114

Total Food Products		23,309,337

Gas Utilities - 1.1%
New Jersey Resources Corp.	35,883	1,273,846
ONE Gas, Inc.	20,622	1,318,983
South Jersey Industries, Inc.	34,363	1,157,689
Southwest Gas Corp.	19,524	1,495,929
Spire, Inc.	21,623	1,395,765
WGL Holdings, Inc.	20,692	1,578,386

Total Gas Utilities		8,220,598

Health Care Equipment & Supplies - 0.9%
ABIOMED, Inc.*	3,761	423,790
Cantel Medical Corp.	6,599	519,671
Hill-Rom Holdings, Inc.	21,114	1,185,340
ICU Medical, Inc.*	3,751	552,710
Integra LifeSciences Holdings Corp.*	7,248	621,806
Masimo Corp.*	15,978	1,076,917
Neogen Corp.*	5,149	339,834
NuVasive, Inc.*	6,019	405,440
Penumbra, Inc.*(a)	199	12,696
West Pharmaceutical Services, Inc.	15,641	1,326,826

Total Health Care Equipment & Supplies		6,465,030

Health Care Providers & Services - 2.5%
Chemed Corp.	6,647	1,066,245
Envision Healthcare Corp.*	25,044	1,585,035
HealthEquity, Inc.*	5,338	216,296
HealthSouth Corp.	52,984	2,185,060
LifePoint Health, Inc.*	24,807	1,409,038
MEDNAX, Inc.*	48,026	3,201,413
Molina Healthcare, Inc.*	24,057	1,305,333
Owens & Minor, Inc.	30,349	1,071,016
Patterson Cos., Inc.	49,304	2,022,943
Team Health Holdings, Inc.*	7,116	309,190
VCA, Inc.*(a)	34,447	2,364,787
WellCare Health Plans, Inc.*	14,431	1,978,201

Total Health Care Providers & Services		18,714,557

Health Care Technology - 0.2%
athenahealth, Inc.*	1,761	185,204
Cotiviti Holdings, Inc.*	8,382	288,341
Medidata Solutions, Inc.*	4,340	215,568
Veeva Systems, Inc. Class A*	14,339	583,597

Total Health Care Technology		1,272,710

Hotels, Restaurants & Leisure - 3.0%
Bloomin’ Brands, Inc.	32,574	587,309
Boyd Gaming Corp.*	84,246	1,699,242
Brinker International, Inc.(a)	34,001	1,684,070
Buffalo Wild Wings, Inc.*	5,626	868,654
Cheesecake Factory, Inc. (The)	20,042	1,200,115
Choice Hotels International, Inc.	23,498	1,317,063
Churchill Downs, Inc.	5,326	801,297
Cracker Barrel Old Country Store, Inc.(a)	11,035	1,842,624
Dave & Buster’s Entertainment, Inc.*	13,167	741,302
Dunkin’ Brands Group, Inc.	23,524	1,233,599
ILG, Inc.	128,958	2,343,167
Jack in the Box, Inc.	10,679	1,192,204
Marriott Vacations Worldwide Corp.	13,230	1,122,565
Panera Bread Co. Class A*	6,510	1,335,136
Papa John’s International, Inc.	10,230	875,483
Six Flags Entertainment Corp.	18,839	1,129,586
Texas Roadhouse, Inc.	22,927	1,105,998
Wendy’s Co. (The)	131,609	1,779,354

Total Hotels, Restaurants & Leisure		22,858,768

Household Durables - 1.7%
CalAtlantic Group, Inc.	107,449	3,654,341
Tempur Sealy International, Inc.*(a)	18,486	1,262,224
Toll Brothers, Inc.*	123,760	3,836,560
TRI Pointe Group, Inc.*	167,147	1,918,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Tupperware Brands Corp.	35,083	$1,846,067

Total Household Durables		12,518,040

Household Products - 0.2%
Energizer Holdings, Inc.	27,213	1,213,972

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.*	5,573	63,700
Ormat Technologies, Inc.	17,376	931,701

Total Independent Power & Renewable Electricity Producers		995,401

Insurance - 3.7%
American National Insurance Co.	10,206	1,271,770
AmTrust Financial Services, Inc.	118,005	3,230,977
Assurant, Inc.	46,507	4,318,640
Brown & Brown, Inc.	40,741	1,827,641
CNO Financial Group, Inc.	96,389	1,845,849
Erie Indemnity Co. Class A	11,995	1,348,838
FBL Financial Group, Inc. Class A	9,494	741,956
First American Financial Corp.	67,004	2,454,357
Hanover Insurance Group, Inc. (The)	19,760	1,798,358
Mercury General Corp.	14,213	855,765
National General Holdings Corp.	42,426	1,060,226
Old Republic International Corp.	163,095	3,098,805
Primerica, Inc.	21,303	1,473,102
ProAssurance Corp.	15,625	878,125
RLI Corp.	13,334	841,775
Selective Insurance Group, Inc.	27,888	1,200,578

Total Insurance		28,246,762

Internet & Catalog Retail - 0.2%
HSN, Inc.	35,390	1,213,877

Internet Software & Services - 0.4%
GrubHub, Inc.*	11,826	444,894
IAC/InterActiveCorp	3,940	255,273
j2 Global, Inc.	16,654	1,362,297
LogMeIn, Inc.	861	83,130
Stamps.com, Inc.*(a)	3,752	430,167
WebMD Health Corp.*	14,634	725,407

Total Internet Software & Services		3,301,168

IT Services - 2.5%
Acxiom Corp.*	4,061	108,835
Black Knight Financial Services, Inc. Class A*	10,669	403,288
Blackhawk Network Holdings, Inc.*	5,712	215,200
Booz Allen Hamilton Holding Corp.	76,637	2,764,297
CACI International, Inc. Class A*	10,408	1,293,714
Convergys Corp.	60,551	1,487,132
CoreLogic, Inc.*	37,179	1,369,302
CSRA, Inc.	33,920	1,080,013
DST Systems, Inc.	16,858	1,806,335
EPAM Systems, Inc.*	15,219	978,734
Euronet Worldwide, Inc.*	23,120	1,674,582
MAXIMUS, Inc.	31,082	1,734,065
Science Applications International Corp.	14,487	1,228,498
Teradata Corp.*	67,548	1,835,279
WEX, Inc.*	6,494	724,730

Total IT Services		18,704,004

Leisure Products - 0.9%
Brunswick Corp.	43,606	2,378,271
Polaris Industries, Inc.(a)	29,191	2,405,046
Vista Outdoor, Inc.*	45,524	1,679,836

Total Leisure Products		6,463,153

Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A*	5,362	977,385
Bio-Techne Corp.	8,636	888,040
Bruker Corp.	62,453	1,322,755
Charles River Laboratories International, Inc.*	18,419	1,403,344
INC Research Holdings, Inc. Class A*	19,880	1,045,688
PAREXEL International Corp.*	24,638	1,619,209
PerkinElmer, Inc.	44,143	2,302,057
PRA Health Sciences, Inc.*	14,120	778,294
VWR Corp.*	65,082	1,629,003

Total Life Sciences Tools & Services		11,965,775

Machinery - 5.5%
AGCO Corp.	25,836	1,494,871
Allison Transmission Holdings, Inc.	46,591	1,569,651
Barnes Group, Inc.	25,272	1,198,398
CLARCOR, Inc.	14,716	1,213,629
Colfax Corp.*	33,367	1,198,876
Crane Co.	31,502	2,271,924
Donaldson Co., Inc.	41,391	1,741,733
Flowserve Corp.	28,850	1,386,243
Franklin Electric Co., Inc.	16,777	652,625
Graco, Inc.	22,653	1,882,238
Hillenbrand, Inc.	28,633	1,098,076
ITT, Inc.	44,433	1,713,781
John Bean Technologies Corp.	6,887	591,938
Lincoln Electric Holdings, Inc.	22,845	1,751,526
Manitowoc Foodservice, Inc.*	65,101	1,258,402
Mueller Industries, Inc.	22,686	906,533
Mueller Water Products, Inc. Class A	42,555	566,407
Nordson Corp.	22,150	2,481,908
Oshkosh Corp.	29,781	1,924,150
RBC Bearings, Inc.*	7,588	704,242
Rexnord Corp.*	31,945	625,803
Terex Corp.	44,364	1,398,797
Timken Co. (The)	24,386	968,124
Toro Co. (The)	37,617	2,104,671
Trinity Industries, Inc.	155,879	4,327,201
WABCO Holdings, Inc.*	22,086	2,344,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Watts Water Technologies, Inc. Class A	4,307	$280,816
Woodward, Inc.	24,969	1,724,109

Total Machinery		41,381,101

Marine - 0.2%
Kirby Corp.*	22,064	1,467,256

Media - 2.4%
AMC Networks, Inc. Class A*	63,378	3,317,205
Cable One, Inc.	1,559	969,277
Cinemark Holdings, Inc.	57,061	2,188,860
John Wiley & Sons, Inc. Class A	24,539	1,337,375
Media General, Inc.*	4,718	88,840
Meredith Corp.	25,703	1,520,332
New York Times Co. (The) Class A	33,077	439,924
Nexstar Broadcasting Group, Inc. Class A(a)	14,625	925,763
Regal Entertainment Group Class A	75,598	1,557,319
Sinclair Broadcast Group, Inc. Class A	53,543	1,785,659
TEGNA, Inc.	198,592	4,247,883
Tribune Media Co. Class A	1,553	54,324

Total Media		18,432,761

Metals & Mining - 0.9%
Cliffs Natural Resources, Inc.*	55,017	462,693
Commercial Metals Co.	28,668	624,389
Compass Minerals International, Inc.(a)	14,887	1,166,396
Reliance Steel & Aluminum Co.	34,635	2,754,868
Stillwater Mining Co.*	4,026	64,859
Worthington Industries, Inc.	29,570	1,402,801

Total Metals & Mining		6,476,006

Multi-Utilities - 0.9%
Avista Corp.	29,357	1,173,986
Black Hills Corp.	6,317	387,485
MDU Resources Group, Inc.	69,507	1,999,716
NorthWestern Corp.	27,582	1,568,588
Vectren Corp.	38,843	2,025,663

Total Multi-Utilities		7,155,438

Multiline Retail - 0.5%
Big Lots, Inc.	27,410	1,376,256
Dillard’s, Inc. Class A(a)	26,338	1,651,129
Ollie’s Bargain Outlet Holdings, Inc.*	14,381	409,140

Total Multiline Retail		3,436,525

Oil, Gas & Consumable Fuels - 0.4%
Western Refining, Inc.	36,903	1,396,779
World Fuel Services Corp.	36,641	1,682,188

Total Oil, Gas & Consumable Fuels		3,078,967

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	35,923	792,102
Louisiana-Pacific Corp.*	45,215	855,920

Total Paper & Forest Products		1,648,022

Personal Products - 0.4%
Edgewell Personal Care Co.*	22,463	1,639,574
Nu Skin Enterprises, Inc. Class A	27,105	1,295,077

Total Personal Products		2,934,651

Pharmaceuticals - 0.5%
Akorn, Inc.*	96,696	2,110,874
Catalent, Inc.*	41,537	1,119,837
Prestige Brands Holdings, Inc.*	14,436	752,116

Total Pharmaceuticals		3,982,827

Professional Services - 1.6%
CEB, Inc.	6,546	396,688
Dun & Bradstreet Corp. (The)	9,535	1,156,786
FTI Consulting, Inc.*	18,420	830,374
ManpowerGroup, Inc.	45,861	4,075,667
On Assignment, Inc.*	19,577	864,520
Robert Half International, Inc.	70,998	3,463,282
TransUnion*	27,036	836,224
TriNet Group, Inc.*	19,415	497,412
WageWorks, Inc.*	2,547	184,658

Total Professional Services		12,305,611

Real Estate Management & Development - 0.6%
Howard Hughes Corp. (The)*	10,977	1,252,476
Jones Lang LaSalle, Inc.	23,703	2,394,951
Kennedy-Wilson Holdings, Inc.	4,636	95,038
Realogy Holdings Corp.	44,178	1,136,700

Total Real Estate Management & Development		4,879,165

Road & Rail - 1.5%
Avis Budget Group, Inc.*	45,159	1,656,432
Genesee & Wyoming, Inc. Class A*	26,186	1,817,570
Heartland Express, Inc.	26,218	533,799
Hertz Global Holdings, Inc.*	12,950	279,202
Knight Transportation, Inc.	27,197	898,861
Landstar System, Inc.	14,926	1,273,188
Ryder System, Inc.	35,895	2,672,024
Swift Transportation Co.*	68,816	1,676,358
Werner Enterprises, Inc.	32,191	867,547

Total Road & Rail		11,674,981

Semiconductors & Semiconductor Equipment - 2.3%
Acacia Communications, Inc.*(a)	12,618	779,162
Advanced Energy Industries, Inc.*	15,466	846,763
Amkor Technology, Inc.*	46,629	491,936
Cirrus Logic, Inc.*	24,646	1,393,485
Entegris, Inc.*	45,599	816,222
First Solar, Inc.*(a)	143,640	4,609,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
Inphi Corp.*	957	$42,701
Integrated Device Technology, Inc.*	62,752	1,478,437
Intersil Corp. Class A	23,082	514,729
MKS Instruments, Inc.	13,902	825,779
Monolithic Power Systems, Inc.	5,346	437,998
ON Semiconductor Corp.*	100,882	1,287,254
Power Integrations, Inc.	6,368	432,069
Semtech Corp.*	7,461	235,395
Silicon Laboratories, Inc.*	6,506	422,890
Synaptics, Inc.*	8,945	479,273
Teradyne, Inc.	55,298	1,404,569
Tessera Holding Corp.	19,337	854,695

Total Semiconductors & Semiconductor Equipment		17,352,765

Software - 1.5%
ACI Worldwide, Inc.*	50,646	919,225
Aspen Technology, Inc.*	24,112	1,318,444
Blackbaud, Inc.	4,309	275,776
CommVault Systems, Inc.*	1,320	67,848
Ebix, Inc.(a)	14,757	841,887
Ellie Mae, Inc.*	3,536	295,892
Fair Isaac Corp.	8,448	1,007,171
Fortinet, Inc.*	2,169	65,330
Gigamon, Inc.*	8,915	406,078
Guidewire Software, Inc.*	1,525	75,228
Manhattan Associates, Inc.*	21,937	1,163,319
Mentor Graphics Corp.	24,643	909,080
MicroStrategy, Inc. Class A*	4,754	938,440
Paycom Software, Inc.*(a)	7,869	357,961
Pegasystems, Inc.	9,337	336,132
RealPage, Inc.*	3,832	114,960
SS&C Technologies Holdings, Inc.	27,671	791,391
Synchronoss Technologies, Inc.*	781	29,912
TiVo Corp.*	23,121	483,229
Tyler Technologies, Inc.*	4,355	621,763
Ultimate Software Group, Inc. (The)*	1,302	237,420

Total Software		11,256,486

Specialty Retail - 5.8%
Aaron’s, Inc.	41,440	1,325,666
American Eagle Outfitters, Inc.	124,505	1,888,741
AutoNation, Inc.*	82,969	4,036,442
Cabela’s, Inc.*	25,997	1,522,124
Chico’s FAS, Inc.	30,711	441,931
Children’s Place, Inc. (The)	7,280	734,916
CST Brands, Inc.	65,963	3,176,118
Dick’s Sporting Goods, Inc.	51,996	2,760,988
DSW, Inc. Class A	40,725	922,421
Five Below, Inc.*	13,794	551,208
GameStop Corp. Class A	144,787	3,657,320
Lithia Motors, Inc. Class A	18,406	1,782,253
Michaels Cos., Inc. (The)*	148,706	3,041,038
Monro Muffler Brake, Inc.	10,251	586,357
Murphy USA, Inc.*	29,759	1,829,286
Office Depot, Inc.	1,195,865	5,405,310
Party City Holdco, Inc.*(a)	67,857	963,569
Penske Automotive Group, Inc.	57,507	2,981,163
Sally Beauty Holdings, Inc.*	77,717	2,053,283
Urban Outfitters, Inc.*	63,947	1,821,211
Williams-Sonoma, Inc.	51,744	2,503,892

Total Specialty Retail		43,985,237

Technology Hardware, Storage & Peripherals - 0.4%
Electronics For Imaging, Inc.*	7,491	328,555
NCR Corp.*	59,500	2,413,320

Total Technology Hardware, Storage & Peripherals		2,741,875

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	24,630	2,127,786
Columbia Sportswear Co.	25,884	1,509,037
Deckers Outdoor Corp.*	17,709	980,902
Kate Spade & Co.*	73,013	1,363,153
Ralph Lauren Corp.	17,297	1,562,265
Skechers U.S.A., Inc. Class A*	93,933	2,308,873
Steven Madden Ltd.*	28,264	1,010,438
Wolverine World Wide, Inc.	39,671	870,778

Total Textiles, Apparel & Luxury Goods		11,733,232

Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial, Inc.	36,798	605,695
EverBank Financial Corp.	44,208	859,846
MGIC Investment Corp.*	237,559	2,420,726
Northwest Bancshares, Inc.	14,451	260,551
Provident Financial Services, Inc.	21,297	602,705
Radian Group, Inc.	136,897	2,461,408
TFS Financial Corp.	28,446	541,612
Washington Federal, Inc.	34,119	1,171,988

Total Thrifts & Mortgage Finance		8,924,531

Tobacco - 0.1%
Vector Group Ltd.(a)	30,568	695,116

Trading Companies & Distributors - 1.6%
Air Lease Corp.	91,671	3,147,065
Applied Industrial Technologies, Inc.	14,998	890,881
Beacon Roofing Supply, Inc.*	17,955	827,187
GATX Corp.(a)	39,555	2,435,797
MSC Industrial Direct Co., Inc. Class A	23,768	2,195,926
Watsco, Inc.	9,844	1,458,093
WESCO International, Inc.*	14,109	938,954

Total Trading Companies & Distributors		11,893,903

Water Utilities - 0.3%
Aqua America, Inc.	67,884	2,039,235

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	15,306	441,884
United States Cellular Corp.*	11,579	506,234

Total Wireless Telecommunication Services		948,118

TOTAL COMMON STOCKS (Cost: $675,128,792)		750,089,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree MidCap Dividend Fund(b) (Cost: $3,718,954)	39,135	$3,693,561

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $14,008,137)(d)	14,008,137	14,008,137

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $692,855,883)		767,791,433
Liabilities in Excess of Cash and Other Assets - (1.7)%		(13,151,791)

NET ASSETS - 100.0%		$754,639,642

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $23,352,805 and the total market value of the collateral held by the Fund was $23,880,925. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,872,788.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Bahrain - 0.4%
Al-Salam Bank-Bahrain BSC	271,483	$73,472

Egypt - 3.9%
Arabian Cement Co.	90,020	33,863
Commercial International Bank Egypt SAE	38,251	154,186
Egyptian International Pharmaceuticals EIPICO	8,284	39,981
ElSewedy Electric Co.	33,772	138,124
Heliopolis Housing	29,616	40,528
Oriental Weavers	49,443	42,243
Talaat Moustafa Group	100,001	50,359
Telecom Egypt Co.	353,497	229,100

Total Egypt		728,384

Jordan - 2.9%
Arab Bank PLC	61,866	538,762

Kuwait - 24.2%
Agility Public Warehousing Co. KSC	175,448	356,007
Boubyan Bank KSCP	64,533	83,425
Burgan Bank SAK	278,352	277,851
Gulf National Holding Co.*,†	57,663	0
Kuwait Finance House KSCP	404,017	714,021
Kuwait Food Co. Americana SAK	35,754	304,240
Kuwait Projects Co. Holding KSCP	167,881	274,719
Mabanee Co. SAK	24,140	67,154
Mobile Telecommunications Co. KSC	893,275	1,198,635
National Bank of Kuwait SAKP	599,461	1,275,240

Total Kuwait		4,551,292

Morocco - 13.1%
Attijariwafa Bank	14,065	573,940
Banque Centrale Populaire	10,777	303,366
Douja Promotion Groupe Addoha S.A.	43,672	185,458
Maroc Telecom	99,340	1,393,764

Total Morocco		2,456,528

Oman - 5.7%
Bank Muscat SAOG	322,929	395,851
Bank Sohar SAOG	98,596	40,970
Oman Telecommunications Co. SAOG	112,600	443,031
Ooredoo	86,350	148,009
Phoenix Power Co. SAOC	125,032	47,733

Total Oman		1,075,594

Qatar - 24.4%
Barwa Real Estate Co.	24,613	224,744
Commercial Bank QSC (The)	26,528	236,766
Doha Bank QSC	22,197	212,741
Ezdan Holding Group QSC	80,981	336,031
Gulf International Services QSC	5,295	45,223
Gulf Warehousing Co.	1,519	23,360
Industries Qatar QSC	28,740	927,377
Masraf Al Rayan QSC	38,391	396,414
Medicare Group	1,502	25,945
National Leasing	923	3,883
Ooredoo QSC	10,242	286,328
Qatar Electricity & Water Co. QSC	4,075	254,030
Qatar Gas Transport Co., Ltd.	30,615	194,129
Qatar Insurance Co. SAQ	5,241	122,051
Qatar Islamic Bank SAQ	10,295	293,747
Qatar National Bank SAQ	16,761	749,812
Qatari Investors Group QSC	3,091	49,658
Salam International Investment Ltd. QSC	12,116	36,767
United Development Co. QSC	26,755	151,725
Widam Food Co.	570	10,644

Total Qatar		4,581,375

United Arab Emirates - 25.1%
Abu Dhabi Commercial Bank PJSC	269,496	506,282
Agthia Group PJSC	9,237	17,856
Air Arabia PJSC	240,692	87,157
Al Waha Capital PJSC	183,937	96,653
Aldar Properties PJSC	218,127	156,191
Aramex PJSC	47,235	52,342
DP World Ltd.	9,590	167,921
Dubai Financial Market PJSC	224,552	76,422
Dubai Investments PJSC	175,227	113,545
Dubai Islamic Bank PJSC	240,710	365,040
Emaar Properties PJSC	110,265	214,051
Emirates NBD PJSC	41,734	96,469
Emirates Telecommunications Group Co. PJSC	223,526	1,144,134
First Gulf Bank PJSC	263,920	923,350
National Bank of Abu Dhabi PJSC	183,284	498,518
National Central Cooling Co. PJSC	29,478	16,132
RAK Properties PJSC	144,584	25,981
Ras Al Khaimah Ceramics	68,649	45,792
Union National Bank PJSC	99,012	122,387

Total United Arab Emirates		4,726,223

TOTAL COMMON STOCKS (Cost: $19,467,059)		18,731,630

CONVERTIBLE BONDS - 0.1%

Oman - 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	14,587
3.50%, 3/19/18	38,597	9,723

TOTAL CONVERTIBLE BONDS (Cost: $49,791)		24,310

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $19,516,850)		18,755,940
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		44,278

NET ASSETS - 100.0%		$18,800,218

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/3/2017	AED	36,623	USD	9,971	$—

CURRENCY LEGEND

AED	United Arab Emirates dirham

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.2%
AAR Corp.	43,956	$1,452,746
Cubic Corp.	23,102	1,107,741
National Presto Industries, Inc.	10,755	1,144,332
Triumph Group, Inc.	42,814	1,134,571

Total Aerospace & Defense		4,839,390

Air Freight & Logistics - 0.2%
Forward Air Corp.	58,665	2,779,548
Park-Ohio Holdings Corp.	22,723	968,000

Total Air Freight & Logistics		3,747,548

Airlines - 0.4%
Allegiant Travel Co.	42,026	6,993,127
SkyWest, Inc.	42,996	1,567,204

Total Airlines		8,560,331

Auto Components - 1.5%
Cooper Tire & Rubber Co.	91,621	3,559,476
Dana, Inc.	281,898	5,350,424
Drew Industries, Inc.	70,403	7,585,923
Metaldyne Performance Group, Inc.	178,272	4,091,342
Spartan Motors, Inc.	63,895	591,029
Standard Motor Products, Inc.	45,535	2,423,373
Strattec Security Corp.	7,613	306,804
Superior Industries International, Inc.	109,220	2,877,947
Tower International, Inc.	50,128	1,421,129
Unique Fabricating, Inc.	63,700	930,020

Total Auto Components		29,137,467

Automobiles - 0.1%
Winnebago Industries, Inc.	49,956	1,581,107

Banks - 6.0%
1st Constitution Bancorp(a)	4,377	81,850
1st Source Corp.	21,659	967,291
Access National Corp.(a)	11,220	311,467
American National Bankshares, Inc.	12,018	418,226
Ameris Bancorp	14,464	630,630
Arrow Financial Corp.	16,701	676,391
Banc of California, Inc.(a)	71,178	1,234,938
BancFirst Corp.	13,270	1,234,774
BancorpSouth, Inc.	76,115	2,363,371
Bank of Commerce Holdings	8,505	80,798
Bankwell Financial Group, Inc.(a)	3,385	110,013
Banner Corp.	27,929	1,558,718
Bar Harbor Bankshares	6,959	329,369
Berkshire Hills Bancorp, Inc.	33,922	1,250,026
Blue Hills Bancorp, Inc.	6,838	128,213
Boston Private Financial Holdings, Inc.	102,797	1,701,290
Bridge Bancorp, Inc.	24,449	926,617
Brookline Bancorp, Inc.	78,493	1,287,285
Bryn Mawr Bank Corp.(a)	17,559	740,112
C&F Financial Corp.	5,226	260,516
Camden National Corp.	14,635	650,526
Capital Bank Financial Corp. Class A	15,728	617,324
Capital City Bank Group, Inc.	8,492	173,916
Cardinal Financial Corp.	22,759	746,268
CenterState Banks, Inc.	14,966	376,694
Central Pacific Financial Corp.	31,116	977,665
Century Bancorp, Inc. Class A	1,930	115,800
Chemung Financial Corp.	6,894	250,597
City Holding Co.	19,139	1,293,796
CNB Financial Corp.	19,300	516,082
CoBiz Financial, Inc.	25,761	435,103
Codorus Valley Bancorp, Inc.	7,085	202,631
Columbia Banking System, Inc.	99,112	4,428,324
Community Bank System, Inc.(a)	46,252	2,857,911
Community Trust Bancorp, Inc.	24,945	1,237,272
ConnectOne Bancorp, Inc.	17,755	460,742
County Bancorp, Inc.	2,670	72,010
CVB Financial Corp.(a)	113,251	2,596,845
Eastern Virginia Bankshares, Inc.	7,867	82,210
Enterprise Bancorp, Inc.	8,552	321,213
Enterprise Financial Services Corp.	10,349	445,007
Evans Bancorp, Inc.	4,711	148,632
Farmers Capital Bank Corp.	3,928	165,172
Fidelity Southern Corp.	25,897	612,982
Financial Institutions, Inc.	18,936	647,611
First Bancorp	12,215	331,515
First Bancorp, Inc.	16,096	532,778
First Busey Corp.	42,927	1,321,293
First Business Financial Services, Inc.	7,300	173,156
First Commonwealth Financial Corp.	91,663	1,299,781
First Community Bancshares, Inc.	17,621	531,097
First Connecticut Bancorp, Inc.	10,503	237,893
First Financial Bancorp	68,864	1,959,181
First Financial Corp.	12,367	652,978
First Financial Northwest, Inc.	7,279	143,687
First Internet Bancorp(a)	2,222	71,104
First Interstate BancSystem, Inc. Class A	22,600	961,630
First Merchants Corp.	31,980	1,204,047
First Mid-Illinois Bancshares, Inc.	5,702	193,868
First Midwest Bancorp, Inc.	59,393	1,498,485
Flushing Financial Corp.	33,238	976,865
German American Bancorp, Inc.	10,600	557,666
Glacier Bancorp, Inc.	82,082	2,973,831
Great Southern Bancorp, Inc.	10,914	596,450
Great Western Bancorp, Inc.	47,416	2,066,863
Guaranty Bancorp	27,515	665,863
Hanmi Financial Corp.	35,680	1,245,232
Heartland Financial USA, Inc.	11,670	560,160
Heritage Commerce Corp.	47,989	692,481
Heritage Financial Corp.	28,232	726,974
Hope Bancorp, Inc.	147,430	3,227,243
Horizon Bancorp	16,468	461,104
Independent Bank Corp.	43,074	2,004,963
Independent Bank Group, Inc.	5,722	357,053
International Bancshares Corp.	49,666	2,026,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Lakeland Bancorp, Inc.	44,297	$863,792
Lakeland Financial Corp.	20,445	968,275
LegacyTexas Financial Group, Inc.	34,024	1,465,073
Live Oak Bancshares, Inc.(a)	6,265	115,903
Macatawa Bank Corp.(a)	21,009	218,704
MainSource Financial Group, Inc.	23,097	794,537
MBT Financial Corp.	18,098	205,412
Mercantile Bank Corp.	15,264	575,453
Merchants Bancshares, Inc.	7,293	395,281
Midland States Bancorp, Inc.	16,659	602,723
MidSouth Bancorp, Inc.	19,109	259,882
MidWestOne Financial Group, Inc.	10,414	391,566
MutualFirst Financial, Inc.	6,971	230,740
National Bank Holdings Corp. Class A	13,134	418,843
NBT Bancorp, Inc.	48,274	2,021,715
Northrim BanCorp, Inc.	8,545	270,022
Old National Bancorp	189,803	3,444,924
Old Second Bancorp, Inc.	5,644	62,366
Opus Bank	43,154	1,296,778
Pacific Continental Corp.	25,806	563,861
Park National Corp.	24,011	2,873,156
Park Sterling Corp.	39,647	427,791
Peapack Gladstone Financial Corp.	7,042	217,457
Penns Woods Bancorp, Inc.	9,300	469,650
Peoples Bancorp, Inc.	20,186	655,238
Peoples Financial Services Corp.(a)	10,779	524,937
Preferred Bank	8,482	444,626
Premier Financial Bancorp, Inc.	14,619	293,842
QCR Holdings, Inc.	2,017	87,336
Renasant Corp.	33,592	1,418,254
Republic Bancorp, Inc. Class A	20,457	808,870
S&T Bancorp, Inc.	36,344	1,418,870
Sandy Spring Bancorp, Inc.	31,732	1,268,963
ServisFirst Bancshares, Inc.	12,112	453,473
Shore Bancshares, Inc.	7,474	113,979
Sierra Bancorp	14,536	386,512
Simmons First National Corp. Class A	22,369	1,390,233
South State Corp.	16,868	1,474,263
Southern National Bancorp of Virginia, Inc.	12,290	200,819
Southside Bancshares, Inc.	34,502	1,299,690
Southwest Bancorp, Inc.	12,884	373,636
Stock Yards Bancorp, Inc.	19,142	898,717
Stonegate Bank	4,813	200,846
Suffolk Bancorp	5,502	235,596
Tompkins Financial Corp.	14,694	1,389,171
Towne Bank	47,132	1,567,139
TriCo Bancshares	19,901	680,216
Trustmark Corp.	83,874	2,990,108
Union Bankshares Corp.	48,798	1,744,041
Union Bankshares, Inc.	5,330	242,249
United Community Banks, Inc.	36,343	1,076,480
Unity Bancorp, Inc.(a)	5,760	90,432
Univest Corp. of Pennsylvania	34,480	1,065,432
Washington Trust Bancorp, Inc.	22,097	1,238,537
WesBanco, Inc.	48,559	2,090,951
West Bancorporation, Inc.	23,978	592,257
Westamerica Bancorporation(a)	30,924	1,946,047
Yadkin Financial Corp.	28,955	991,998

Total Banks		117,783,504

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	6,786	1,213,676
MGP Ingredients, Inc.(a)	4,364	218,113

Total Beverages		1,431,789

Building Products - 0.9%
AAON, Inc.	66,230	2,188,902
Advanced Drainage Systems, Inc.	98,048	2,019,789
Apogee Enterprises, Inc.	45,175	2,419,573
Griffon Corp.	68,875	1,804,525
Insteel Industries, Inc.	9,603	342,251
Quanex Building Products Corp.	40,961	831,508
Simpson Manufacturing Co., Inc.	114,178	4,995,287
Universal Forest Products, Inc.	27,746	2,835,086

Total Building Products		17,436,921

Capital Markets - 2.2%
Arlington Asset Investment Corp. Class A(a)	133,254	1,974,824
Artisan Partners Asset Management, Inc. Class A	158,353	4,711,002
Associated Capital Group, Inc. Class A	1,755	57,652
B. Riley Financial, Inc.	17,403	321,085
BGC Partners, Inc. Class A	748,051	7,652,562
Calamos Asset Management, Inc. Class A	84,295	720,722
Cohen & Steers, Inc.(a)	64,041	2,151,778
Evercore Partners, Inc. Class A	37,445	2,572,471
Financial Engines, Inc.	22,743	835,805
Gain Capital Holdings, Inc.	91,561	602,471
GAMCO Investors, Inc. Class A	3,253	100,485
Greenhill & Co., Inc.	93,390	2,586,903
Houlihan Lokey, Inc.	14,249	443,429
Interactive Brokers Group, Inc. Class A	33,148	1,210,233
Investment Technology Group, Inc.	24,652	486,630
Janus Capital Group, Inc.	274,279	3,639,682
Manning & Napier, Inc.	60,498	456,760
Moelis & Co. Class A	43,389	1,470,887
Oppenheimer Holdings, Inc. Class A	16,491	306,733
PJT Partners, Inc. Class A	5,569	171,971
Pzena Investment Management, Inc. Class A	10,736	119,277
Silvercrest Asset Management Group, Inc. Class A	14,577	191,688
Virtu Financial, Inc. Class A	118,659	1,892,611
Virtus Investment Partners, Inc.	4,252	501,949
Waddell & Reed Financial, Inc. Class A(a)	341,409	6,660,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Westwood Holdings Group, Inc.	17,133	$1,027,809

Total Capital Markets		42,868,309

Chemicals - 2.4%
A. Schulman, Inc.	102,353	3,423,708
American Vanguard Corp.	9,364	179,321
Balchem Corp.	19,633	1,647,601
Calgon Carbon Corp.	88,133	1,498,261
Chase Corp.	12,346	1,031,508
FutureFuel Corp.	103,313	1,436,051
H.B. Fuller Co.	89,042	4,301,619
Hawkins, Inc.	27,035	1,458,538
Innophos Holdings, Inc.	105,194	5,497,438
Innospec, Inc.	35,981	2,464,698
KMG Chemicals, Inc.	7,073	275,069
Kronos Worldwide, Inc.(a)	920,536	10,991,200
Quaker Chemical Corp.	22,383	2,863,681
Rayonier Advanced Materials, Inc.	129,360	1,999,906
Stepan Co.	34,531	2,813,586
Tredegar Corp.	92,927	2,230,248
Valhi, Inc.	587,787	2,033,743

Total Chemicals		46,146,176

Commercial Services & Supplies - 7.9%
ABM Industries, Inc.	137,907	5,632,122
Brady Corp. Class A	157,455	5,912,435
Brink’s Co. (The)	78,495	3,237,919
CECO Environmental Corp.	104,382	1,456,129
Covanta Holding Corp.	1,430,665	22,318,374
Ennis, Inc.	167,169	2,900,382
Essendant, Inc.	154,291	3,224,682
G&K Services, Inc. Class A	51,392	4,956,758
Herman Miller, Inc.	188,316	6,440,407
HNI Corp.	141,897	7,934,880
Interface, Inc.	136,182	2,526,176
Kimball International, Inc. Class B	83,082	1,458,920
Knoll, Inc.	171,357	4,786,001
Matthews International Corp. Class A	45,591	3,503,668
McGrath RentCorp	101,012	3,958,660
Mobile Mini, Inc.	179,350	5,425,338
MSA Safety, Inc.	115,954	8,039,091
Multi-Color Corp.	6,676	518,058
Pitney Bowes, Inc.	1,392,271	21,148,597
Quad/Graphics, Inc.	269,209	7,236,338
RR Donnelley & Sons Co.	351,822	5,741,735
Steelcase, Inc. Class A	403,576	7,224,010
Tetra Tech, Inc.	76,022	3,280,349
U.S. Ecology, Inc.	53,374	2,623,332
UniFirst Corp.	2,708	389,004
Viad Corp.	28,026	1,235,947
VSE Corp.	9,873	383,467
West Corp.	472,476	11,698,506

Total Commercial Services & Supplies		155,191,285

Communications Equipment - 1.0%
ADTRAN, Inc.	125,342	2,801,394
Bel Fuse, Inc. Class B	13,975	431,827
Black Box Corp.	71,813	1,095,148
Comtech Telecommunications Corp.	401,220	4,754,457
InterDigital, Inc.	77,299	7,061,264
Plantronics, Inc.	57,483	3,147,769

Total Communications Equipment		19,291,859

Construction & Engineering - 0.8%
Argan, Inc.	23,481	1,656,585
Comfort Systems USA, Inc.	48,230	1,606,059
Granite Construction, Inc.	54,929	3,021,095
KBR, Inc.	406,010	6,776,307
Primoris Services Corp.	74,690	1,701,438

Total Construction & Engineering		14,761,484

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,108	462,681

Consumer Finance - 0.1%
FirstCash, Inc.	37,099	1,743,653
Nelnet, Inc. Class A	16,208	822,556

Total Consumer Finance		2,566,209

Containers & Packaging - 0.5%
AEP Industries, Inc.	6,732	781,585
Myers Industries, Inc.	167,044	2,388,730
Silgan Holdings, Inc.	114,045	5,836,823

Total Containers & Packaging		9,007,138

Distributors - 0.2%
Core-Mark Holding Co., Inc.	65,838	2,835,643
Weyco Group, Inc.	47,508	1,487,000

Total Distributors		4,322,643

Diversified Consumer Services - 0.7%
Capella Education Co.	31,876	2,798,713
Carriage Services, Inc.(a)	18,240	522,394
Collectors Universe, Inc.	93,561	1,986,300
DeVry Education Group, Inc.	113,229	3,532,745
Graham Holdings Co. Class B	6,809	3,485,867
Liberty Tax, Inc.	100,996	1,353,346

Total Diversified Consumer Services		13,679,365

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	3,348	65,286
Marlin Business Services Corp.	19,488	407,299

Total Diversified Financial Services		472,585

Diversified Telecommunication Services - 2.2%
ATN International, Inc.	44,413	3,558,813
Cogent Communications Holdings, Inc.	296,100	12,243,735
Consolidated Communications Holdings, Inc.(a)	458,207	12,302,858
IDT Corp. Class B	136,108	2,523,442
Inteliquent, Inc.	151,690	3,476,735
Windstream Holdings, Inc.(a)	1,199,187	8,790,041

Total Diversified Telecommunication Services		42,895,624

Electric Utilities - 2.2%
El Paso Electric Co.	169,333	7,873,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Empire District Electric Co. (The)	213,971	$7,294,271
MGE Energy, Inc.	106,569	6,958,956
Otter Tail Corp.	188,264	7,681,171
PNM Resources, Inc.	337,959	11,591,994
Spark Energy, Inc. Class A(a)	53,136	1,610,021

Total Electric Utilities		43,010,397

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	5,990	128,126
AZZ, Inc.	43,973	2,809,875
Encore Wire Corp.	5,314	230,362
General Cable Corp.	284,747	5,424,430
LSI Industries, Inc.	78,642	765,973
Powell Industries, Inc.	48,702	1,899,378
Preformed Line Products Co.	12,258	712,435

Total Electrical Equipment		11,970,579

Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.	664,956	10,393,262
Badger Meter, Inc.	55,410	2,047,400
CTS Corp.	35,819	802,346
Daktronics, Inc.	190,985	2,043,540
Dolby Laboratories, Inc. Class A	108,671	4,910,842
Mesa Laboratories, Inc.	2,672	327,988
Methode Electronics, Inc.	50,149	2,073,661
MOCON, Inc.	21,390	417,105
MTS Systems Corp.	56,100	3,180,870
Park Electrochemical Corp.	66,257	1,235,693
Systemax, Inc.	95,022	833,343
Vishay Intertechnology, Inc.	333,321	5,399,800

Total Electronic Equipment, Instruments & Components		33,665,850

Energy Equipment & Services - 0.8%
Archrock, Inc.	378,973	5,002,444
Bristow Group, Inc.	86,543	1,772,401
Gulf Island Fabrication, Inc.	15,449	183,843
Oceaneering International, Inc.	306,683	8,651,527

Total Energy Equipment & Services		15,610,215

Equity Real Estate Investment Trusts (REITs) - 14.3%
Acadia Realty Trust	121,889	3,983,333
Agree Realty Corp.	54,118	2,492,134
Alexander’s, Inc.	9,102	3,885,371
American Assets Trust, Inc.	54,791	2,360,396
American Farmland Co.	30,402	242,304
Armada Hoffler Properties, Inc.	87,376	1,273,068
Ashford Hospitality Prime, Inc.	42,461	579,593
Ashford Hospitality Trust, Inc.	297,552	2,309,004
Bluerock Residential Growth REIT, Inc.	85,492	1,172,950
Brandywine Realty Trust	350,801	5,791,724
Care Capital Properties, Inc.	365,058	9,126,450
CareTrust REIT, Inc.	140,159	2,147,236
CatchMark Timber Trust, Inc. Class A	92,696	1,043,757
CBL & Associates Properties, Inc.	732,395	8,422,542
Cedar Realty Trust, Inc.	129,083	842,912
Chatham Lodging Trust	117,668	2,418,077
Chesapeake Lodging Trust	183,524	4,745,931
Columbia Property Trust, Inc.	332,806	7,188,610
Community Healthcare Trust, Inc.	43,371	998,834
CoreCivic, Inc.	496,854	12,153,049
CorEnergy Infrastructure Trust, Inc.(a)	49,994	1,743,791
CoreSite Realty Corp.	47,036	3,733,247
Corporate Office Properties Trust	172,224	5,376,833
DiamondRock Hospitality Co.	430,820	4,967,355
Easterly Government Properties, Inc.	82,511	1,651,870
EastGroup Properties, Inc.	55,140	4,071,538
Farmland Partners, Inc.(a)	31,314	349,464
FelCor Lodging Trust, Inc.	196,662	1,575,263
First Potomac Realty Trust	112,989	1,239,489
Four Corners Property Trust, Inc.	142,694	2,928,081
Franklin Street Properties Corp.	312,632	4,051,711
Geo Group, Inc. (The)	275,260	9,890,092
Getty Realty Corp.	75,729	1,930,332
Gladstone Commercial Corp.	91,939	1,847,974
Gladstone Land Corp.	22,498	252,878
Global Medical REIT, Inc.(a)	80,078	714,296
Global Net Lease, Inc.(a)	750,997	5,880,306
Government Properties Income Trust	310,962	5,928,491
Hersha Hospitality Trust	104,421	2,245,051
Independence Realty Trust, Inc.	279,484	2,492,997
InfraREIT, Inc.	122,513	2,194,208
Investors Real Estate Trust(a)	481,531	3,433,316
Jernigan Capital, Inc.(a)	20,979	441,608
Kite Realty Group Trust	199,961	4,695,084
Lexington Realty Trust(a)	762,760	8,237,808
LTC Properties, Inc.	93,345	4,385,348
Mack-Cali Realty Corp.	93,155	2,703,358
Monmouth Real Estate Investment Corp. Class A	156,332	2,382,500
Monogram Residential Trust, Inc.	229,561	2,483,850
National Storage Affiliates Trust(a)	79,317	1,750,526
New Senior Investment Group, Inc.	426,942	4,179,762
NexPoint Residential Trust, Inc.	45,713	1,021,228
NorthStar Realty Europe Corp.	131,383	1,651,484
NorthStar Realty Finance Corp.	907,661	13,751,064
One Liberty Properties, Inc.	54,619	1,372,029
Pebblebrook Hotel Trust	171,241	5,094,420
Pennsylvania Real Estate Investment Trust	143,569	2,722,068
Physicians Realty Trust	315,939	5,990,203
Potlatch Corp.	70,809	2,949,195
Preferred Apartment Communities, Inc. Class A	75,648	1,127,912
QTS Realty Trust, Inc. Class A	68,203	3,386,279
Ramco-Gershenson Properties Trust	199,652	3,310,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Retail Opportunity Investments Corp.	182,400	$3,854,112
Rexford Industrial Realty, Inc.	76,978	1,785,120
Sabra Health Care REIT, Inc.	222,204	5,426,222
Saul Centers, Inc.(a)	29,863	1,989,174
Select Income REIT	357,418	9,006,934
Seritage Growth Properties Class A(a)	27,311	1,166,453
Silver Bay Realty Trust Corp.	50,682	868,689
STAG Industrial, Inc.	221,299	5,282,407
Summit Hotel Properties, Inc.	183,921	2,948,254
Terreno Realty Corp.	64,625	1,841,166
Tier REIT, Inc.	103,725	1,803,778
UMH Properties, Inc.	77,819	1,171,176
Universal Health Realty Income Trust	27,347	1,793,690
Urban Edge Properties	154,708	4,256,017
Urstadt Biddle Properties, Inc. Class A	65,337	1,575,275
Washington Prime Group, Inc.	883,252	9,194,653
Washington Real Estate Investment Trust	137,104	4,481,930
Whitestone REIT	116,860	1,680,447
Xenia Hotels & Resorts, Inc.	297,498	5,777,411

Total Equity Real Estate Investment Trusts (REITs)		281,214,722

Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	66,937	2,992,084
Ingles Markets, Inc. Class A	29,956	1,440,884
SpartanNash Co.	94,722	3,745,308
Village Super Market, Inc. Class A	49,041	1,515,367
Weis Markets, Inc.	87,290	5,834,463

Total Food & Staples Retailing		15,528,106

Food Products - 1.3%
AdvancePierre Foods Holdings, Inc.	240,273	7,155,330
Alico, Inc.	10,575	287,111
Calavo Growers, Inc.(a)	42,616	2,616,622
Dean Foods Co.	247,641	5,393,621
J&J Snack Foods Corp.(a)	34,506	4,604,136
Limoneira Co.	22,887	492,299
Sanderson Farms, Inc.	38,638	3,641,245
Tootsie Roll Industries, Inc.(a)	53,229	2,115,853

Total Food Products		26,306,217

Gas Utilities - 1.4%
Chesapeake Utilities Corp.	46,713	3,127,436
Delta Natural Gas Co., Inc.	33,597	985,400
Gas Natural, Inc.	39,044	490,002
Northwest Natural Gas Co.(a)	142,551	8,524,550
South Jersey Industries, Inc.	406,712	13,702,127

Total Gas Utilities		26,829,515

Health Care Equipment & Supplies - 0.7%
Abaxis, Inc.	37,002	1,952,596
Analogic Corp.	9,605	796,735
Atrion Corp.	2,453	1,244,162
CONMED Corp.	77,508	3,423,528
Invacare Corp.	19,626	256,119
LeMaitre Vascular, Inc.	21,933	555,782
Meridian Bioscience, Inc.	297,093	5,258,546
Utah Medical Products, Inc.	9,213	670,246

Total Health Care Equipment & Supplies		14,157,714

Health Care Providers & Services - 1.5%
Aceto Corp.	57,808	1,270,042
Chemed Corp.	17,089	2,741,246
Ensign Group, Inc. (The)	57,069	1,267,502
Kindred Healthcare, Inc.	833,379	6,542,025
Landauer, Inc.	32,588	1,567,483
National HealthCare Corp.	57,991	4,395,138
National Research Corp. Class A	43,520	826,880
Owens & Minor, Inc.	282,504	9,969,566
U.S. Physical Therapy, Inc.	19,833	1,392,277

Total Health Care Providers & Services		29,972,159

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	81,453	1,922,291

Hotels, Restaurants & Leisure - 3.4%
Bloomin’ Brands, Inc.	241,635	4,356,679
Bob Evans Farms, Inc.	79,554	4,233,068
Brinker International, Inc.(a)	198,308	9,822,195
Churchill Downs, Inc.	22,172	3,335,778
ClubCorp Holdings, Inc.	350,121	5,024,236
DineEquity, Inc.	128,134	9,866,318
ILG, Inc.	542,192	9,851,629
International Speedway Corp. Class A	42,134	1,550,531
Marcus Corp. (The)	43,675	1,375,763
Marriott Vacations Worldwide Corp.	59,253	5,027,617
RCI Hospitality Holdings, Inc.	12,473	213,288
Red Rock Resorts, Inc. Class A	162,625	3,771,274
Ruth’s Hospitality Group, Inc.	73,121	1,338,114
Sonic Corp.	142,292	3,772,161
Speedway Motorsports, Inc.	119,784	2,595,719

Total Hotels, Restaurants & Leisure		66,134,370

Household Durables - 1.1%
Bassett Furniture Industries, Inc.(a)	21,738	660,835
CSS Industries, Inc.	39,819	1,077,900
Ethan Allen Interiors, Inc.	89,758	3,307,582
Flexsteel Industries, Inc.	15,891	979,998
Hooker Furniture Corp.(a)	25,748	977,137
KB Home(a)	79,271	1,253,275
La-Z-Boy, Inc.	105,244	3,267,826
Libbey, Inc.	80,694	1,570,305
Lifetime Brands, Inc.	22,925	406,919
MDC Holdings, Inc.	287,944	7,388,643
NACCO Industries, Inc. Class A	9,954	901,335

Total Household Durables		21,791,755

Household Products - 0.4%
Oil-Dri Corp. of America	17,598	672,419
Orchids Paper Products Co.(a)	86,416	2,262,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
WD-40 Co.	33,912	$3,964,313

Total Household Products		6,899,103

Independent Power & Renewable Electricity Producers - 2.0%
NRG Yield, Inc. Class A	360,489	5,537,111
NRG Yield, Inc. Class C	623,043	9,844,079
Ormat Technologies, Inc.	44,207	2,370,379
Pattern Energy Group, Inc.	1,140,532	21,658,703

Total Independent Power & Renewable Electricity Producers		39,410,272

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	117,783	2,968,132

Insurance - 1.4%
American Equity Investment Life Holding Co.	44,944	1,013,038
AMERISAFE, Inc.	10,761	670,948
Baldwin & Lyons, Inc. Class B	23,689	596,963
Crawford & Co. Class A	43,463	411,595
Crawford & Co. Class B(a)	19,750	248,060
Donegal Group, Inc. Class A	34,647	605,630
EMC Insurance Group, Inc.	27,958	839,020
Employers Holdings, Inc.	15,134	599,306
FBL Financial Group, Inc. Class A	25,356	1,981,571
Federated National Holding Co.	11,480	214,561
Fidelity & Guaranty Life(a)	31,364	743,327
HCI Group, Inc.	17,361	685,412
Heritage Insurance Holdings, Inc.	23,050	361,193
Horace Mann Educators Corp.	49,298	2,109,954
Independence Holding Co.	5,842	114,211
Infinity Property & Casualty Corp.	12,694	1,115,803
Investors Title Co.	552	87,315
Kemper Corp.	54,098	2,396,541
Kinsale Capital Group, Inc.	6,656	226,371
National General Holdings Corp.	33,927	847,836
National Western Life Group, Inc. Class A	314	97,591
Navigators Group, Inc. (The)	2,241	263,878
RLI Corp.	27,483	1,735,002
Safety Insurance Group, Inc.	29,333	2,161,842
Selective Insurance Group, Inc.	43,889	1,889,421
State Auto Financial Corp.	31,747	851,137
State National Cos., Inc.	36,967	512,363
Stewart Information Services Corp.	30,445	1,402,906
United Fire Group, Inc.	25,194	1,238,789
Universal Insurance Holdings, Inc.(a)	37,536	1,066,022

Total Insurance		27,087,606

Internet & Catalog Retail - 0.8%
HSN, Inc.	312,191	10,708,151
Nutrisystem, Inc.	91,048	3,154,813
PetMed Express, Inc.	108,606	2,505,541

Total Internet & Catalog Retail		16,368,505

Internet Software & Services - 0.2%
EarthLink Holdings Corp.	584,331	3,295,627
Reis, Inc.	53,523	1,190,887

Total Internet Software & Services		4,486,514

IT Services - 1.0%
Cass Information Systems, Inc.	22,906	1,685,195
Convergys Corp.	214,370	5,264,927
CSG Systems International, Inc.	79,316	3,838,894
Forrester Research, Inc.	50,173	2,154,930
Hackett Group, Inc. (The)	65,220	1,151,785
ManTech International Corp. Class A	75,128	3,174,158
TeleTech Holdings, Inc.	96,497	2,943,159

Total IT Services		20,213,048

Leisure Products - 0.4%
Callaway Golf Co.	50,027	548,296
Escalade, Inc.	69,335	915,222
Johnson Outdoors, Inc. Class A(a)	11,592	460,086
Marine Products Corp.	107,600	1,492,412
Sturm Ruger & Co., Inc.(a)	94,607	4,985,789

Total Leisure Products		8,401,805

Machinery - 3.9%
Actuant Corp. Class A	12,892	334,547
Alamo Group, Inc.	8,635	657,123
Albany International Corp. Class A	64,900	3,004,870
Altra Industrial Motion Corp.	63,032	2,325,881
American Railcar Industries, Inc.(a)	104,259	4,721,890
Astec Industries, Inc.	21,802	1,470,763
Barnes Group, Inc.	92,957	4,408,021
Briggs & Stratton Corp.	171,584	3,819,460
CIRCOR International, Inc.	5,789	375,590
Columbus McKinnon Corp.	20,525	554,996
DMC Global, Inc.	13,574	215,148
Douglas Dynamics, Inc.	101,744	3,423,686
Eastern Co. (The)	20,004	418,084
EnPro Industries, Inc.	43,079	2,901,801
ESCO Technologies, Inc.	22,944	1,299,778
Federal Signal Corp.	163,583	2,553,531
Franklin Electric Co., Inc.	70,414	2,739,105
FreightCar America, Inc.	43,645	651,620
Global Brass & Copper Holdings, Inc.(a)	18,412	631,532
Gorman-Rupp Co. (The)	58,898	1,822,893
Graham Corp.	23,490	520,303
Greenbrier Cos., Inc. (The)(a)	91,106	3,785,454
Hardinge, Inc.	15,200	168,416
Hillenbrand, Inc.	218,021	8,361,105
Hurco Cos., Inc.	9,835	325,538
Hyster-Yale Materials Handling, Inc.	34,298	2,187,183
John Bean Technologies Corp.	21,405	1,839,760
Joy Global, Inc.	23,851	667,828
Kadant, Inc.	20,670	1,265,004
L.B. Foster Co. Class A	18,553	252,321
Lindsay Corp.(a)	22,314	1,664,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Miller Industries, Inc.(a)	44,915	$1,188,002
Mueller Industries, Inc.	91,329	3,649,507
Mueller Water Products, Inc. Class A	219,848	2,926,177
NN, Inc.(a)	65,984	1,256,995
Standex International Corp.	13,392	1,176,487
Sun Hydraulics Corp.	37,829	1,512,025
Supreme Industries, Inc. Class A	21,892	343,704
Tennant Co.	31,234	2,223,861
Titan International, Inc.(a)	16,885	189,281
Watts Water Technologies, Inc. Class A	45,328	2,955,386

Total Machinery		76,789,504

Marine - 0.2%
Matson, Inc.	131,527	4,654,741

Media - 4.4%
A.H. Belo Corp. Class A	160,369	1,018,343
AMC Entertainment Holdings, Inc. Class A(a)	85,406	2,873,912
Entercom Communications Corp. Class A	98,064	1,500,379
Entravision Communications Corp. Class A	190,161	1,331,127
Gannett Co., Inc.	1,151,330	11,179,414
Meredith Corp.	213,287	12,615,926
National CineMedia, Inc.	555,170	8,177,654
New Media Investment Group, Inc.	718,298	11,485,585
New York Times Co. (The) Class A	289,451	3,849,698
Nexstar Broadcasting Group, Inc. Class A(a)	72,100	4,563,930
Saga Communications, Inc. Class A(a)	19,594	985,578
Salem Media Group, Inc. Class A	136,936	855,850
Scholastic Corp.	68,269	3,242,095
Sinclair Broadcast Group, Inc. Class A	218,587	7,289,877
Time, Inc.	674,889	12,046,769
World Wrestling Entertainment, Inc. Class A(a)	145,054	2,668,994

Total Media		85,685,131

Metals & Mining - 2.0%
Ampco-Pittsburgh Corp.	45,153	756,313
Carpenter Technology Corp.	135,219	4,890,871
Commercial Metals Co.	374,130	8,148,551
Compass Minerals International, Inc.	184,396	14,447,426
Gold Resource Corp.(a)	42,919	186,698
Haynes International, Inc.	37,740	1,622,443
Hecla Mining Co.	115,548	605,471
Kaiser Aluminum Corp.	60,055	4,665,673
Materion Corp.	30,076	1,191,010
Olympic Steel, Inc.	5,942	143,975
Schnitzer Steel Industries, Inc. Class A	115,442	2,966,859

Total Metals & Mining		39,625,290

Multi-Utilities - 1.6%
Avista Corp.	333,107	13,320,949
NorthWestern Corp.	268,386	15,263,112
Unitil Corp.	70,543	3,198,419

Total Multi-Utilities		31,782,480

Multiline Retail - 0.5%
Big Lots, Inc.	109,558	5,500,907
Dillard’s, Inc. Class A(a)	18,339	1,149,672
Fred’s, Inc. Class A(a)	130,712	2,426,015

Total Multiline Retail		9,076,594

Oil, Gas & Consumable Fuels - 4.4%
Adams Resources & Energy, Inc.	13,980	554,307
Alon USA Energy, Inc.	589,831	6,712,277
CVR Energy, Inc.(a)	1,172,563	29,771,374
Delek U.S. Holdings, Inc.	242,767	5,843,402
Evolution Petroleum Corp.	150,412	1,504,120
Green Plains, Inc.(a)	108,096	3,010,474
Panhandle Oil and Gas, Inc. Class A	16,779	395,145
PBF Energy, Inc. Class A	649,380	18,104,714
SemGroup Corp. Class A	480,501	20,060,917

Total Oil, Gas & Consumable Fuels		85,956,730

Paper & Forest Products - 2.0%
Deltic Timber Corp.(a)	9,910	763,764
Domtar Corp.	395,315	15,429,144
KapStone Paper and Packaging Corp.	281,775	6,213,139
Neenah Paper, Inc.	44,513	3,792,508
PH Glatfelter Co.	149,827	3,579,367
Schweitzer-Mauduit International, Inc.	196,302	8,937,630

Total Paper & Forest Products		38,715,552

Personal Products - 0.3%
Inter Parfums, Inc.	94,080	3,081,120
Medifast, Inc.	45,297	1,885,714

Total Personal Products		4,966,834

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	42,794	1,253,864

Professional Services - 1.5%
Barrett Business Services, Inc.	17,541	1,124,378
BG Staffing, Inc.	87,822	1,370,023
CEB, Inc.	141,794	8,592,716
CRA International, Inc.	19,969	730,865
Exponent, Inc.	45,448	2,740,514
Heidrick & Struggles International, Inc.	63,865	1,542,340
Insperity, Inc.	47,899	3,398,434
Kelly Services, Inc. Class A(a)	73,769	1,690,786
Kforce, Inc.	87,008	2,009,885
Korn/Ferry International	117,408	3,455,318
Resources Connection, Inc.	139,400	2,683,450

Total Professional Services		29,338,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	15,022	$674,037
Consolidated-Tomoka Land Co.	532	28,420
Griffin Industrial Realty, Inc.	2,936	93,159
Kennedy-Wilson Holdings, Inc.	142,828	2,927,974
RE/MAX Holdings, Inc. Class A	9,802	548,912

Total Real Estate Management & Development		4,272,502

Road & Rail - 0.3%
ArcBest Corp.	41,217	1,139,650
Celadon Group, Inc.(a)	39,122	279,722
Heartland Express, Inc.	48,411	985,648
Marten Transport Ltd.	20,229	471,336
Universal Logistics Holdings, Inc.	70,337	1,150,010
Werner Enterprises, Inc.(a)	99,260	2,675,057

Total Road & Rail		6,701,423

Semiconductors & Semiconductor Equipment - 0.9%
Brooks Automation, Inc.	265,624	4,534,202
Cabot Microelectronics Corp.	44,458	2,808,412
Cohu, Inc.	77,377	1,075,540
IXYS Corp.	67,408	802,155
Power Integrations, Inc.	34,679	2,352,970
Tessera Holding Corp.	145,260	6,420,492

Total Semiconductors & Semiconductor Equipment		17,993,771

Software - 0.5%
American Software, Inc. Class A	169,639	1,752,371
Ebix, Inc.(a)	26,924	1,536,014
Monotype Imaging Holdings, Inc.	139,382	2,766,733
Progress Software Corp.	120,465	3,846,447
QAD, Inc. Class A	24,272	737,869

Total Software		10,639,434

Specialty Retail - 6.5%
Aaron’s, Inc.	39,863	1,275,217
Abercrombie & Fitch Co. Class A	541,601	6,499,212
Barnes & Noble, Inc.	537,561	5,993,805
Big 5 Sporting Goods Corp.	113,730	1,973,216
Buckle, Inc. (The)(a)	298,425	6,804,090
Caleres, Inc.	53,346	1,750,816
Cato Corp. (The) Class A	167,330	5,033,286
Chico’s FAS, Inc.	399,799	5,753,108
Children’s Place, Inc. (The)	21,314	2,151,648
Citi Trends, Inc.	28,982	546,021
DSW, Inc. Class A	373,925	8,469,401
Finish Line, Inc. (The) Class A	108,331	2,037,706
GameStop Corp. Class A	936,966	23,667,761
GNC Holdings, Inc. Class A(a)	599,490	6,618,370
Group 1 Automotive, Inc.	38,446	2,996,481
Guess?, Inc.	865,339	10,470,602
Haverty Furniture Cos., Inc.	61,661	1,461,366
Lithia Motors, Inc. Class A	36,458	3,530,228
Monro Muffler Brake, Inc.(a)	60,623	3,467,636
Office Depot, Inc.	1,618,461	7,315,444
Pier 1 Imports, Inc.	544,712	4,651,840
Rent-A-Center, Inc.(a)	241,142	2,712,847
Shoe Carnival, Inc.	27,489	741,653
Sonic Automotive, Inc. Class A	45,385	1,039,317
Stage Stores, Inc.(a)	427,627	1,868,730
Stein Mart, Inc.	420,401	2,303,797
Tailored Brands, Inc.	213,081	5,444,220
Winmark Corp.	2,092	263,906

Total Specialty Retail		126,841,724

Technology Hardware, Storage & Peripherals - 0.4%
CPI Card Group, Inc.	445,096	1,847,149
Diebold Nixdorf, Inc.(a)	201,355	5,064,078

Total Technology Hardware, Storage & Peripherals		6,911,227

Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	13,810	513,042
Movado Group, Inc.	42,302	1,216,183
Oxford Industries, Inc.	45,849	2,756,900
Superior Uniform Group, Inc.	39,071	766,573
Wolverine World Wide, Inc.	153,290	3,364,715

Total Textiles, Apparel & Luxury Goods		8,617,413

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	46,552	868,195
Bank Mutual Corp.	53,208	502,816
BankFinancial Corp.	12,371	183,338
Bear State Financial, Inc.	17,632	178,965
Beneficial Bancorp, Inc.	46,288	851,699
Capitol Federal Financial, Inc.	140,967	2,320,317
Clifton Bancorp, Inc.	16,029	271,211
Dime Community Bancshares, Inc.	53,712	1,079,611
ESSA Bancorp, Inc.	11,872	186,628
EverBank Financial Corp.	77,531	1,507,978
Federal Agricultural Mortgage Corp. Class C	7,556	432,732
First Defiance Financial Corp.	8,417	427,079
Hingham Institution for Savings	857	168,640
Home Bancorp, Inc.	4,236	163,552
Kearny Financial Corp.	21,370	332,304
Lake Sunapee Bank Group	9,365	220,920
Meridian Bancorp, Inc.	17,465	330,089
Meta Financial Group, Inc.	2,438	250,870
Northfield Bancorp, Inc.	36,926	737,412
Northwest Bancshares, Inc.	159,535	2,876,416
OceanFirst Financial Corp.	28,447	854,263
Oritani Financial Corp.	88,318	1,655,962
Provident Financial Holdings, Inc.	10,330	208,873
Provident Financial Services, Inc.	84,374	2,387,784
Prudential Bancorp, Inc.	2,753	47,131
Riverview Bancorp, Inc.	12,545	87,815
SI Financial Group, Inc.	6,106	94,032
Southern Missouri Bancorp, Inc.	4,415	156,203
Territorial Bancorp, Inc.	11,094	364,327
Timberland Bancorp, Inc.	5,854	120,944
TrustCo Bank Corp.	143,711	1,257,471
United Community Financial Corp.	30,284	270,739
United Financial Bancorp, Inc.	66,482	1,207,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2016

Investments	Shares	Value
Waterstone Financial, Inc.	24,025	$442,060
Western New England Bancorp, Inc.	20,767	194,171
WSFS Financial Corp.	10,036	465,169

Total Thrifts & Mortgage Finance		23,705,029

Tobacco - 2.0%
Universal Corp.	128,684	8,203,605
Vector Group Ltd.	1,403,555	31,916,841

Total Tobacco		40,120,446

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	112,227	6,666,284
GATX Corp.(a)	165,040	10,163,163
H&E Equipment Services, Inc.	265,869	6,181,454
Kaman Corp.	61,426	3,005,574

Total Trading Companies & Distributors		26,016,475

Water Utilities - 1.1%
American States Water Co.	123,687	5,635,180
Artesian Resources Corp. Class A	35,630	1,138,022
California Water Service Group	153,135	5,191,276
Connecticut Water Service, Inc.(a)	35,807	1,999,821
Global Water Resources, Inc.(a)	94,888	863,481
Middlesex Water Co.	51,573	2,214,545
SJW Group(a)	46,872	2,623,895
York Water Co. (The)	34,321	1,311,062

Total Water Utilities		20,977,282

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	65,163	1,778,950
Spok Holdings, Inc.	78,970	1,638,627

Total Wireless Telecommunication Services		3,417,577

TOTAL COMMON STOCKS (Cost: $1,747,704,193)		1,954,192,022

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $3,974,281)	41,843	3,949,142

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $82,237,903)(d)	82,237,903	82,237,903

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $1,833,916,377)		2,040,379,067
Liabilities in Excess of Cash and Other Assets - (4.0)%		(78,456,243)

NET ASSETS - 100.0%		$1,961,922,824

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $88,523,727 and the total market value of the collateral held by the Fund was $90,728,366. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,490,463.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Puerto Rico - 0.5%

Banks - 0.2%
First BanCorp*	157,228	$1,039,277

IT Services - 0.3%
EVERTEC, Inc.	65,255	1,158,276

Total Puerto Rico		2,197,553

United States - 99.1%

Aerospace & Defense - 1.0%
AAR Corp.	16,450	543,672
Aerojet Rocketdyne Holdings, Inc.*	8,420	151,139
Aerovironment, Inc.*	2,187	58,677
Arotech Corp.*	3,544	12,404
Astronics Corp.*	19,313	653,552
Cubic Corp.	648	31,072
Ducommun, Inc.*	9,142	233,670
Mercury Systems, Inc.*	8,951	270,499
National Presto Industries, Inc.	5,593	595,095
Sparton Corp.*	2,797	66,708
TASER International, Inc.*	10,280	249,187
Vectrus, Inc.*	15,434	368,101
Wesco Aircraft Holdings, Inc.*	88,446	1,322,268

Total Aerospace & Defense		4,556,044

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.*	31,881	508,821
Atlas Air Worldwide Holdings, Inc.*	11,988	625,174
Echo Global Logistics, Inc.*	3,531	88,452
Forward Air Corp.	16,273	771,015
Hub Group, Inc. Class A*	25,690	1,123,937
Park-Ohio Holdings Corp.	12,634	538,208

Total Air Freight & Logistics		3,655,607

Auto Components - 3.3%
American Axle & Manufacturing Holdings, Inc.*	211,057	4,073,400
Cooper-Standard Holdings, Inc.*	18,468	1,909,222
Federal-Mogul Holdings Corp.*	81,023	835,347
Fox Factory Holding Corp.*	18,037	500,527
Gentherm, Inc.*	32,159	1,088,582
Horizon Global Corp.*	4,759	114,216
Metaldyne Performance Group, Inc.	67,728	1,554,358
Modine Manufacturing Co.*	11,682	174,062
Motorcar Parts of America, Inc.*	12,142	326,863
Standard Motor Products, Inc.	16,180	861,100
Stoneridge, Inc.*	28,938	511,913
Strattec Security Corp.	2,611	105,223
Superior Industries International, Inc.	22,493	592,690
Tower International, Inc.	91,806	2,602,700
VOXX International Corp.*	9,070	42,629

Total Auto Components		15,292,832

Automobiles - 0.1%
Winnebago Industries, Inc.	18,277	578,467

Banks - 10.8%
1st Source Corp.	15,741	702,993
Access National Corp.(a)	7,201	199,900
Allegiance Bancshares, Inc.*	7,223	261,111
American National Bankshares, Inc.	5,762	200,518
Ameris Bancorp	17,145	747,522
Arrow Financial Corp.	7,784	315,252
Atlantic Capital Bancshares, Inc.*	2,531	48,089
Banc of California, Inc.	59,210	1,027,293
BancFirst Corp.	8,969	834,565
Berkshire Hills Bancorp, Inc.	21,001	773,887
Blue Hills Bancorp, Inc.	4,316	80,925
Boston Private Financial Holdings, Inc.	44,057	729,143
Bridge Bancorp, Inc.	10,897	412,996
Brookline Bancorp, Inc.	38,373	629,317
Bryn Mawr Bank Corp.	6,019	253,701
Camden National Corp.	8,498	377,736
Capital Bank Financial Corp. Class A	18,897	741,707
Capital City Bank Group, Inc.	5,853	119,869
Cardinal Financial Corp.	16,987	557,004
CenterState Banks, Inc.	17,611	443,269
Central Pacific Financial Corp.	17,412	547,085
City Holding Co.	8,902	601,775
CNB Financial Corp.	10,281	274,914
CoBiz Financial, Inc.	21,750	367,357
Community Trust Bancorp, Inc.	12,538	621,885
ConnectOne Bancorp, Inc.	19,801	513,836
Customers Bancorp, Inc.*	23,169	829,914
Enterprise Financial Services Corp.	13,273	570,739
Equity Bancshares, Inc. Class A*	3,700	124,468
FCB Financial Holdings, Inc. Class A*	25,888	1,234,858
Fidelity Southern Corp.	15,480	366,412
Financial Institutions, Inc.	10,205	349,011
First Bancorp	11,716	317,972
First Bancorp, Inc.	6,729	222,730
First Busey Corp.	19,172	590,114
First Business Financial Services, Inc.	7,313	173,464
First Commonwealth Financial Corp.	44,917	636,923
First Community Bancshares, Inc.	9,672	291,514
First Connecticut Bancorp, Inc.	6,661	150,872
First Financial Bancorp	34,189	972,677
First Financial Corp.	8,996	474,989
First Financial Northwest, Inc.	5,383	106,260
First Foundation, Inc.*	8,807	251,000
First Internet Bancorp	4,344	139,008
First Interstate BancSystem, Inc. Class A	26,931	1,145,914
First Merchants Corp.	23,080	868,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
First Northwest Bancorp*	2,512	$39,187
Flushing Financial Corp.	25,261	742,421
Franklin Financial Network, Inc.*	7,310	305,923
German American Bancorp, Inc.	7,684	404,255
Great Southern Bancorp, Inc.	9,634	526,498
Guaranty Bancorp	12,138	293,740
Hanmi Financial Corp.	20,145	703,060
HarborOne Bancorp, Inc.*	1,781	34,445
Heartland Financial USA, Inc.	19,478	934,944
Heritage Commerce Corp.	17,133	247,229
Heritage Financial Corp.	17,922	461,491
HomeTrust Bancshares, Inc.*	5,922	153,380
Horizon Bancorp	10,869	304,332
Independent Bank Corp.	26,301	1,229,295
Independent Bank Group, Inc.	9,020	562,848
Lakeland Bancorp, Inc.	23,780	463,710
Lakeland Financial Corp.	13,088	619,848
Live Oak Bancshares, Inc.(a)	9,101	168,369
Macatawa Bank Corp.	18,407	191,617
MainSource Financial Group, Inc.	13,007	447,441
MBT Financial Corp.	18,204	206,615
Mercantile Bank Corp.	9,977	376,133
Merchants Bancshares, Inc.	3,073	166,557
Midland States Bancorp, Inc.	7,311	264,512
MidWestOne Financial Group, Inc.	8,115	305,124
National Bank Holdings Corp. Class A	6,242	199,057
National Commerce Corp.*	5,311	197,304
NBT Bancorp, Inc.	22,394	937,861
Northrim BanCorp, Inc.	5,883	185,903
OFG Bancorp	24,128	316,077
Old Second Bancorp, Inc.	17,100	188,955
Opus Bank	18,676	561,214
Pacific Continental Corp.	10,795	235,871
Pacific Premier Bancorp, Inc.*	12,448	440,037
Park National Corp.	8,552	1,023,332
Park Sterling Corp.	20,783	224,249
Peapack Gladstone Financial Corp.	9,195	283,942
Peoples Bancorp, Inc.	10,203	331,189
Preferred Bank	8,199	429,792
QCR Holdings, Inc.	7,327	317,259
Renasant Corp.	23,585	995,759
Republic Bancorp, Inc. Class A	13,448	531,734
S&T Bancorp, Inc.	22,124	863,721
Sandy Spring Bancorp, Inc.	13,678	546,983
Seacoast Banking Corp. of Florida*	13,289	293,155
Sierra Bancorp	8,352	222,080
Southern National Bancorp of Virginia, Inc.	7,845	128,187
Southside Bancshares, Inc.	15,305	576,539
Southwest Bancorp, Inc.	7,918	229,622
Stock Yards Bancorp, Inc.	10,621	498,656
Stonegate Bank	7,733	322,698
Suffolk Bancorp	5,385	230,586
Sun Bancorp, Inc.	3,090	80,340
Tompkins Financial Corp.	7,275	687,778
TriCo Bancshares	15,581	532,559
TriState Capital Holdings, Inc.*	15,375	339,787
Triumph Bancorp, Inc.*	9,394	245,653
Union Bankshares Corp.	24,785	885,816
Univest Corp. of Pennsylvania	7,783	240,495
Veritex Holdings, Inc.*	5,852	156,307
Washington Trust Bancorp, Inc.	9,439	529,056
WesBanco, Inc.	23,655	1,018,584
West Bancorporation, Inc.	10,900	269,230
Westamerica Bancorporation	10,887	685,119
Yadkin Financial Corp.	18,316	627,506

Total Banks		49,964,416

Beverages - 0.5%
Boston Beer Co., Inc. (The) Class A*	6,991	1,187,421
Coca-Cola Bottling Co. Consolidated	2,939	525,640
Craft Brew Alliance, Inc.*	1,184	20,010
MGP Ingredients, Inc.	8,145	407,087
Primo Water Corp.*	7,130	87,557

Total Beverages		2,227,715

Biotechnology - 2.4%
AMAG Pharmaceuticals, Inc.*	6,866	238,937
Applied Genetic Technologies Corp.*	17,560	164,186
BioSpecifics Technologies Corp.*	3,159	175,956
BioTime, Inc.*(a)	111,518	402,580
Eagle Pharmaceuticals, Inc.*(a)	4,908	389,401
Emergent BioSolutions, Inc.*	21,384	702,251
Enanta Pharmaceuticals, Inc.*	9,936	332,856
Five Prime Therapeutics, Inc.*	69,298	3,472,523
Insys Therapeutics, Inc.*(a)	37,579	345,727
Myriad Genetics, Inc.*	80,373	1,339,818
Osiris Therapeutics, Inc.*(a)	4,649	22,827
PDL BioPharma, Inc.	1,160,077	2,459,363
Pfenex, Inc.*	11,403	103,425
Progenics Pharmaceuticals, Inc.*(a)	17,427	150,569
Repligen Corp.*	3,475	107,099
Xencor, Inc.*	22,129	582,435

Total Biotechnology		10,989,953

Building Products - 2.3%
AAON, Inc.	24,582	812,435
Advanced Drainage Systems, Inc.	17,765	365,959
American Woodmark Corp.*	11,726	882,381
Apogee Enterprises, Inc.	23,060	1,235,094
Armstrong Flooring, Inc.*	4,432	88,241
Builders FirstSource, Inc.*	157,034	1,722,663
Continental Building Products, Inc.*	25,970	599,907
CSW Industrials, Inc.*	4,468	164,646
Gibraltar Industries, Inc.*	15,100	628,915
Griffon Corp.	18,041	472,674
Insteel Industries, Inc.	14,829	528,506
NCI Building Systems, Inc.*	44,203	691,777
Patrick Industries, Inc.*	10,473	799,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
PGT Innovations, Inc.*	29,194	$334,271
Ply Gem Holdings, Inc.*	71,458	1,161,192
Quanex Building Products Corp.	2,175	44,153

Total Building Products		10,531,904

Capital Markets - 2.5%
Arlington Asset Investment Corp. Class A(a)	13,083	193,890
Artisan Partners Asset Management, Inc. Class A	23,043	685,529
Associated Capital Group, Inc. Class A	3,743	122,957
Calamos Asset Management, Inc. Class A	2,478	21,187
Cohen & Steers, Inc.	23,406	786,442
Cowen Group, Inc. Class A*	5,320	82,460
Diamond Hill Investment Group, Inc.	2,468	519,218
Gain Capital Holdings, Inc.	44,616	293,573
GAMCO Investors, Inc. Class A	28,430	878,203
Greenhill & Co., Inc.	19,069	528,211
Houlihan Lokey, Inc.	33,232	1,034,180
INTL FCStone, Inc.*	15,663	620,255
Investment Technology Group, Inc.	40,422	797,930
KCG Holdings, Inc. Class A*	48,753	645,977
Manning & Napier, Inc.	15,361	115,976
Moelis & Co. Class A	13,523	458,430
Piper Jaffray Cos.*	3,991	289,347
Pzena Investment Management, Inc. Class A	8,395	93,268
Virtu Financial, Inc. Class A	26,306	419,581
Virtus Investment Partners, Inc.	4,013	473,735
Waddell & Reed Financial, Inc. Class A	105,332	2,055,027
Westwood Holdings Group, Inc.	3,835	230,062

Total Capital Markets		11,345,438

Chemicals - 2.2%
American Vanguard Corp.	8,934	171,086
Calgon Carbon Corp.	21,846	371,382
Chase Corp.	5,575	465,791
Core Molding Technologies, Inc.*	7,176	122,781
Ferro Corp.*	131,448	1,883,650
FutureFuel Corp.	61,036	848,400
Hawkins, Inc.	5,595	301,850
Innophos Holdings, Inc.	8,919	466,107
Innospec, Inc.	18,875	1,292,938
KMG Chemicals, Inc.	7,577	294,670
Kraton Corp.*	47,476	1,352,117
Quaker Chemical Corp.	6,258	800,649
Rayonier Advanced Materials, Inc.	69,715	1,077,794
Trecora Resources*	22,837	316,292
Tredegar Corp.	8,953	214,872

Total Chemicals		9,980,379

Commercial Services & Supplies - 3.2%
ACCO Brands Corp.*	136,708	1,784,039
Brady Corp. Class A	31,729	1,191,424
CECO Environmental Corp.	11,598	161,792
Ennis, Inc.	26,989	468,259
Essendant, Inc.	31,231	652,728
Heritage-Crystal Clean, Inc.*	634	9,954
Interface, Inc.	55,870	1,036,389
Kimball International, Inc. Class B	22,711	398,805
Knoll, Inc.	40,068	1,119,099
McGrath RentCorp	15,424	604,467
Mobile Mini, Inc.	16,910	511,528
Multi-Color Corp.	9,776	758,618
Quad/Graphics, Inc.	2,619	70,399
RR Donnelley & Sons Co.	85,281	1,391,786
SP Plus Corp.*	9,007	253,547
Steelcase, Inc. Class A	151,696	2,715,358
U.S. Ecology, Inc.	10,823	531,950
Viad Corp.	14,410	635,481
VSE Corp.	10,155	394,420

Total Commercial Services & Supplies		14,690,043

Communications Equipment - 1.0%
ADTRAN, Inc.	21,947	490,515
Applied Optoelectronics, Inc.*	11,738	275,139
Bel Fuse, Inc. Class B	16,661	514,825
CalAmp Corp.*	8,687	125,961
Clearfield, Inc.*(a)	5,914	122,420
Digi International, Inc.*	14,541	199,939
EMCORE Corp.	1,852	16,112
Infinera Corp.*	41,395	351,444
Ixia*	8,462	136,238
KVH Industries, Inc.*	4,657	54,953
NETGEAR, Inc.*	19,235	1,045,422
Oclaro, Inc.*	25,842	231,286
Plantronics, Inc.	19,601	1,073,351

Total Communications Equipment		4,637,605

Construction & Engineering - 0.9%
Aegion Corp.*	9,564	226,667
Ameresco, Inc. Class A*	23,486	129,173
Argan, Inc.	10,541	743,668
Comfort Systems USA, Inc.	26,327	876,689
Goldfield Corp. (The)*	42,333	215,898
IES Holdings, Inc.*	18,190	348,339
MYR Group, Inc.*	7,509	282,939
Orion Group Holdings, Inc.*	5,913	58,834
Primoris Services Corp.	15,296	348,443
Tutor Perini Corp.*	39,026	1,092,728

Total Construction & Engineering		4,323,378

Construction Materials - 0.2%
Headwaters, Inc.*	30,488	717,078
Summit Materials, Inc. Class A*	1	23

Total Construction Materials		717,101

Consumer Finance - 1.6%
Encore Capital Group, Inc.*(a)	36,411	1,043,175
Enova International, Inc.*	27,018	339,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Green Dot Corp. Class A*	17,231	$405,790
Nelnet, Inc. Class A	53,060	2,692,795
PRA Group, Inc.*	44,986	1,758,953
Regional Management Corp.*	11,477	301,616
World Acceptance Corp.*	13,805	887,385

Total Consumer Finance		7,428,790

Containers & Packaging - 0.1%
AEP Industries, Inc.(a)	4,801	557,396
Myers Industries, Inc.	7,772	111,140

Total Containers & Packaging		668,536

Distributors - 0.2%
Core-Mark Holding Co., Inc.	19,496	839,693

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	15,605	383,103
Capella Education Co.	7,100	623,380
Career Education Corp.*	244,787	2,469,901
Carriage Services, Inc.	10,706	306,620
Collectors Universe, Inc.	5,076	107,763
K12, Inc.*	11,142	191,197
Liberty Tax, Inc.	18,519	248,155
Strayer Education, Inc.*	6,623	534,012
Weight Watchers International, Inc.*(a)	60,167	688,912

Total Diversified Consumer Services		5,553,043

Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,709	72,326
Marlin Business Services Corp.	8,916	186,344

Total Diversified Financial Services		258,670

Diversified Telecommunication Services - 1.1%
ATN International, Inc.	3,584	287,186
Cincinnati Bell, Inc.*	86,150	1,925,452
Cogent Communications Holdings, Inc.	5,075	209,851
Consolidated Communications Holdings, Inc.	10,306	276,716
General Communication, Inc. Class A*	2,457	47,789
Hawaiian Telcom Holdco, Inc.*	790	19,576
IDT Corp. Class B	18,153	336,557
Inteliquent, Inc.	23,160	530,827
Iridium Communications, Inc.*(a)	132,596	1,272,922
Lumos Networks Corp.*	2,299	35,910
Vonage Holdings Corp.*	47,221	323,464

Total Diversified Telecommunication Services		5,266,250

Electric Utilities - 0.4%
Empire District Electric Co. (The)	26,080	889,067
Otter Tail Corp.	21,641	882,953
Spark Energy, Inc. Class A(a)	3,533	107,050

Total Electric Utilities		1,879,070

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	4,965	106,201
Atkore International Group, Inc.*	39,787	951,307
AZZ, Inc.	16,364	1,045,660
Encore Wire Corp.	10,996	476,677
LSI Industries, Inc.	9,631	93,806
Powell Industries, Inc.	6,063	236,457
Sunrun, Inc.*(a)	121,567	645,521
Thermon Group Holdings, Inc.*	13,217	252,312

Total Electrical Equipment		3,807,941

Electronic Equipment, Instruments & Components - 2.7%
Badger Meter, Inc.	12,201	450,827
Benchmark Electronics, Inc.*	42,499	1,296,219
Control4 Corp.*	11,346	115,729
CTS Corp.	7,699	172,458
Daktronics, Inc.	14,169	151,608
ePlus, Inc.*	5,999	691,085
FARO Technologies, Inc.*	6,121	220,356
Fitbit, Inc. Class A*(a)	205,246	1,502,401
Insight Enterprises, Inc.*	31,086	1,257,118
Kimball Electronics, Inc.*	21,825	397,215
Mesa Laboratories, Inc.	1,207	148,159
Methode Electronics, Inc.	28,810	1,191,294
MTS Systems Corp.	8,167	463,069
OSI Systems, Inc.*	3,436	261,548
Park Electrochemical Corp.	10,471	195,284
PC Connection, Inc.	24,705	693,963
Plexus Corp.*	21,385	1,155,645
Rogers Corp.*	8,422	646,894
ScanSource, Inc.*	22,874	922,966
TTM Technologies, Inc.*	50,650	690,360

Total Electronic Equipment, Instruments & Components		12,624,198

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc.(a)	272,321	3,575,575
Matrix Service Co.*	19,093	433,411
Natural Gas Services Group, Inc.*	4,076	131,043

Total Energy Equipment & Services		4,140,029

Equity Real Estate Investment Trusts (REITs) - 3.4%
Agree Realty Corp.	10,508	483,893
Armada Hoffler Properties, Inc.	24,160	352,011
Ashford Hospitality Prime, Inc.	6,884	93,967
CareTrust REIT, Inc.	20,062	307,350
Chatham Lodging Trust	18,627	382,785
Chesapeake Lodging Trust	31,848	823,589
Community Healthcare Trust, Inc.	948	21,832
CorEnergy Infrastructure Trust, Inc.	7,064	246,392
Easterly Government Properties, Inc.	1,656	33,153
Four Corners Property Trust, Inc.	79,208	1,625,348
Franklin Street Properties Corp.	20,545	266,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Getty Realty Corp.	23,948	$610,435
Gladstone Land Corp.	907	10,195
Global Net Lease, Inc.	63,951	500,736
Government Properties Income Trust	26,406	503,430
Hersha Hospitality Trust	56,359	1,211,719
Independence Realty Trust, Inc.	48,201	429,953
InfraREIT, Inc.	34,206	612,630
iStar, Inc.*	67,349	833,107
Jernigan Capital, Inc.	6,417	135,078
Monmouth Real Estate Investment Corp. Class A	19,932	303,764
National Storage Affiliates Trust	7,587	167,445
NexPoint Residential Trust, Inc.	11,191	250,007
One Liberty Properties, Inc.	11,257	282,776
Potlatch Corp.	639	26,614
Ramco-Gershenson Properties Trust	41,747	692,165
Rexford Industrial Realty, Inc.	8,666	200,965
Sabra Health Care REIT, Inc.	30,071	734,334
Saul Centers, Inc.	5,833	388,536
Summit Hotel Properties, Inc.	129,867	2,081,768
Terreno Realty Corp.	4,419	125,897
Universal Health Realty Income Trust	3,292	215,922
Urstadt Biddle Properties, Inc. Class A	18,861	454,739
Whitestone REIT	7,432	106,872

Total Equity Real Estate Investment Trusts (REITs)		15,515,670

Food & Staples Retailing - 1.4%
Chefs’ Warehouse, Inc. (The)*	1,003	15,847
Ingles Markets, Inc. Class A	17,005	817,940
Natural Grocers by Vitamin Cottage, Inc.*	13,695	162,834
Smart & Final Stores, Inc.*	25,592	360,847
SpartanNash Co.	23,551	931,207
SUPERVALU, Inc.*	580,042	2,708,796
Village Super Market, Inc. Class A	11,317	349,695
Weis Markets, Inc.	15,564	1,040,298

Total Food & Staples Retailing		6,387,464

Food Products - 1.1%
Amplify Snack Brands, Inc.*(a)	33,964	299,223
Calavo Growers, Inc.	8,472	520,181
Farmer Brothers Co.*	38,424	1,410,161
John B. Sanfilippo & Son, Inc.	6,839	481,397
Landec Corp.*	10,648	146,942
Limoneira Co.	6,020	129,490
Omega Protein Corp.*	22,593	565,955
Seneca Foods Corp. Class A*	17,761	711,328
Tootsie Roll Industries, Inc.	25,145	999,514

Total Food Products		5,264,191

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	8,988	601,747
Northwest Natural Gas Co.	15,327	916,554

Total Gas Utilities		1,518,301

Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	9,450	498,676
Analogic Corp.	4,490	372,446
Anika Therapeutics, Inc.*	10,574	517,703
Atrion Corp.	836	424,019
CONMED Corp.	5,163	228,050
CryoLife, Inc.*	8,105	155,211
Cutera, Inc.*	1,754	30,432
Cynosure, Inc. Class A*	6,559	299,090
Exactech, Inc.*	8,682	237,019
Glaukos Corp.*	930	31,899
Globus Medical, Inc. Class A*	69,467	1,723,476
Halyard Health, Inc.*	16,191	598,743
Inogen, Inc.*	3,370	226,363
Lantheus Holdings, Inc.*	40,090	344,774
LeMaitre Vascular, Inc.	6,373	161,492
Meridian Bioscience, Inc.	26,469	468,501
Merit Medical Systems, Inc.*	10,866	287,949
Natus Medical, Inc.*	15,383	535,328
OraSure Technologies, Inc.*	28,712	252,091
Surmodics,Inc.*	6,118	155,397
Utah Medical Products, Inc.	2,682	195,116
Vascular Solutions, Inc.*	3,355	188,216
Zeltiq Aesthetics, Inc.*	10,265	446,733

Total Health Care Equipment & Supplies		8,378,724

Health Care Providers & Services - 4.6%
Aceto Corp.	20,622	453,065
Addus HomeCare Corp.*	3,506	122,885
Air Methods Corp.*	45,269	1,441,818
Almost Family, Inc.*	6,239	275,140
Amedisys, Inc.*	13,864	591,022
AMN Healthcare Services, Inc.*	39,027	1,500,588
BioTelemetry, Inc.*	10,839	242,252
Civitas Solutions, Inc.*	9,539	189,826
CorVel Corp.*	12,415	454,389
Cross Country Healthcare, Inc.*	20,342	317,539
Diplomat Pharmacy, Inc.*	36,821	463,945
Ensign Group, Inc. (The)	29,693	659,481
Healthways, Inc.*	15,775	358,881
Landauer, Inc.	5,046	242,713
LHC Group, Inc.*	11,730	536,061
Magellan Health, Inc.*	13,780	1,036,945
National HealthCare Corp.	10,148	769,117
PharMerica Corp.*	18,817	473,248
Premier, Inc. Class A*	198,580	6,028,889
RadNet, Inc.*	11,630	75,013
Select Medical Holdings Corp.*	139,089	1,842,929
Surgery Partners, Inc.*	9,220	146,137
Surgical Care Affiliates, Inc.*	7,582	350,819
Tenet Healthcare Corp.*	125,987	1,869,647
Triple-S Management Corp. Class B*	12,968	268,438
U.S. Physical Therapy, Inc.	5,220	366,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Universal American Corp.*	2,845	$28,308

Total Health Care Providers & Services		21,105,539

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	3,322	78,399
Evolent Health, Inc. Class A*(a)	13,216	195,597
HealthStream, Inc.*	3,555	89,053
HMS Holdings Corp.*	28,624	519,812
Inovalon Holdings, Inc. Class A*(a)	41,608	428,562
Omnicell, Inc.*	3,694	125,227

Total Health Care Technology		1,436,650

Hotels, Restaurants & Leisure - 4.5%
BJ’s Restaurants, Inc.*	16,241	638,271
Bob Evans Farms, Inc.	7,437	395,723
Bojangles’, Inc.*	27,935	520,988
Carrols Restaurant Group, Inc.*	19,857	302,819
Chuy’s Holdings, Inc.*	6,405	207,842
Del Frisco’s Restaurant Group, Inc.*	14,994	254,898
DineEquity, Inc.	17,212	1,325,324
El Pollo Loco Holdings, Inc.*(a)	26,286	323,318
Eldorado Resorts, Inc.*(a)	120,242	2,038,102
Fiesta Restaurant Group, Inc.*	11,367	339,305
Fogo De Chao, Inc.*	30,519	437,948
Golden Entertainment, Inc.	34,382	416,366
Habit Restaurants, Inc. (The) Class A*	3,308	57,063
Hyatt Hotels Corp. Class A*	52,601	2,906,731
International Speedway Corp. Class A	28,259	1,039,931
Intrawest Resorts Holdings, Inc.*	33,899	605,097
Isle of Capri Casinos, Inc.*	30,453	751,885
J Alexander’s Holdings, Inc.*	9,952	106,984
La Quinta Holdings, Inc.*	7,572	107,598
Marcus Corp. (The)	17,279	544,289
Monarch Casino & Resort, Inc.*	13,130	338,491
Nathan’s Famous, Inc.*	1,740	112,926
Penn National Gaming, Inc.*	111,837	1,542,232
Planet Fitness, Inc. Class A	9,367	188,277
Popeyes Louisiana Kitchen, Inc.*	10,143	613,449
Potbelly Corp.*	7,791	100,504
RCI Hospitality Holdings, Inc.	13,945	238,460
Red Robin Gourmet Burgers, Inc.*	9,468	533,995
Red Rock Resorts, Inc. Class A	76,194	1,766,939
Ruth’s Hospitality Group, Inc.	23,164	423,901
Shake Shack, Inc. Class A*	3,766	134,785
Sonic Corp.	33,173	879,416
Speedway Motorsports, Inc.	24,614	533,385
Wingstop, Inc.(a)	6,733	199,229
Zoe’s Kitchen, Inc.*(a)	2,688	64,485

Total Hotels, Restaurants & Leisure		20,990,956

Household Durables - 3.7%
Bassett Furniture Industries, Inc.	7,263	220,795
Beazer Homes USA, Inc.*	1,549	20,602
Cavco Industries, Inc.*	4,299	429,255
Century Communities, Inc.*	31,761	666,981
CSS Industries, Inc.	6,540	177,038
Ethan Allen Interiors, Inc.	21,829	804,399
Flexsteel Industries, Inc.	5,173	319,019
Hooker Furniture Corp.	7,155	271,532
Hovnanian Enterprises, Inc. Class A*	2,414	6,590
Installed Building Products, Inc.*	12,523	517,200
iRobot Corp.*	12,036	703,504
KB Home(a)	96,667	1,528,305
La-Z-Boy, Inc.	36,235	1,125,097
LGI Homes, Inc.*(a)	31,930	917,349
Libbey, Inc.	33,684	655,491
Lifetime Brands, Inc.	9,743	172,938
M/I Homes, Inc.*	25,322	637,608
MDC Holdings, Inc.	46,795	1,200,760
Meritage Homes Corp.*	58,421	2,033,051
NACCO Industries, Inc. Class A	3,646	330,145
New Home Co., Inc. (The)*	23,269	272,480
Taylor Morrison Home Corp. Class A*	36,237	697,925
TopBuild Corp.*	42,376	1,508,586
Universal Electronics, Inc.*	6,121	395,110
WCI Communities, Inc.*	20,992	492,262
William Lyon Homes Class A*(a)	44,181	840,764

Total Household Durables		16,944,786

Household Products - 0.4%
Central Garden and Pet Co. Class A*	22,171	685,084
Oil-Dri Corp. of America	4,951	189,178
Orchids Paper Products Co.	7,133	186,742
WD-40 Co.	6,917	808,597

Total Household Products		1,869,601

Independent Power & Renewable Electricity Producers - 0.3%
NRG Yield, Inc. Class C	75,233	1,188,681

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	8,192	206,438

Insurance - 3.1%
AMERISAFE, Inc.	14,894	928,641
Baldwin & Lyons, Inc. Class B	13,165	331,758
Crawford & Co. Class B	21,497	270,002
Donegal Group, Inc. Class A	19,208	335,756
EMC Insurance Group, Inc.	13,984	419,660
Employers Holdings, Inc.	31,234	1,236,866
Federated National Holding Co.	13,497	252,259
Fidelity & Guaranty Life(a)	48,177	1,141,795
Hallmark Financial Services, Inc.*	13,850	161,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
HCI Group, Inc.	11,712	$462,390
Health Insurance Innovations, Inc. Class A*	4,181	74,631
Heritage Insurance Holdings, Inc.	42,809	670,817
Horace Mann Educators Corp.	23,981	1,026,387
Infinity Property & Casualty Corp.	4,447	390,891
MBIA, Inc.*	5,922	63,365
National Western Life Group, Inc. Class A	4,487	1,394,560
Navigators Group, Inc. (The)	8,330	980,857
Patriot National, Inc.*	26,401	122,765
Safety Insurance Group, Inc.	10,355	763,163
State National Cos., Inc.	42,225	585,238
Stewart Information Services Corp.	8,149	375,506
United Fire Group, Inc.	16,711	821,680
Universal Insurance Holdings, Inc.	53,659	1,523,916

Total Insurance		14,333,979

Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc. Class A*	36,883	394,648
Blue Nile, Inc.	3,491	141,840
Duluth Holdings, Inc. Class B*(a)	13,318	338,277
FTD Cos., Inc.*	3,937	93,858
Nutrisystem, Inc.	12,212	423,146
PetMed Express, Inc.	14,157	326,602
Shutterfly, Inc.*	15,885	797,109

Total Internet & Catalog Retail		2,515,480

Internet Software & Services - 1.2%
Alarm.com Holdings, Inc.*	9,498	264,329
GTT Communications, Inc.*	18,754	539,178
Match Group, Inc.*(a)	109,295	1,868,944
NIC, Inc.	29,644	708,492
Reis, Inc.	3,489	77,630
RetailMeNot, Inc.*	14,080	130,944
Shutterstock, Inc.*	8,782	417,321
SPS Commerce, Inc.*	1,274	89,040
TechTarget, Inc.*	7,930	67,643
Travelzoo, Inc.*	8,578	80,633
Web.com Group, Inc.*	67,768	1,433,293
XO Group, Inc.*	5,022	97,678

Total Internet Software & Services		5,775,125

IT Services - 2.0%
Cass Information Systems, Inc.	4,924	362,259
CSG Systems International, Inc.	22,881	1,107,440
Datalink Corp.*	8,871	99,887
ExlService Holdings, Inc.*	18,284	922,245
Forrester Research, Inc.	4,802	206,246
Hackett Group, Inc. (The)	15,836	279,664
Lionbridge Technologies, Inc.*	26,241	152,198
ManTech International Corp. Class A	18,421	778,287
MoneyGram International, Inc.*	17,427	205,813
NeuStar, Inc. Class A*	83,060	2,774,204
Perficient, Inc.*	19,173	335,336
Sykes Enterprises, Inc.*	32,248	930,677
TeleTech Holdings, Inc.	28,715	875,808
Virtusa Corp.*	12,729	319,752

Total IT Services		9,349,816

Leisure Products - 1.0%
Callaway Golf Co.	44,293	485,451
JAKKS Pacific, Inc.*(a)	5,519	28,423
Johnson Outdoors, Inc. Class A	5,537	219,763
Malibu Boats, Inc. Class A*	13,526	258,076
MCBC Holdings, Inc.	18,732	273,113
Nautilus, Inc.*	26,307	486,679
Smith & Wesson Holding Corp.*	79,332	1,672,319
Sturm Ruger & Co., Inc.(a)	25,754	1,357,236

Total Leisure Products		4,781,060

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	22,106	1,192,619
Luminex Corp.*	26,965	545,502

Total Life Sciences Tools & Services		1,738,121

Machinery - 5.9%
Alamo Group, Inc.	8,560	651,416
Albany International Corp. Class A	23,042	1,066,845
Altra Industrial Motion Corp.	11,195	413,095
American Railcar Industries, Inc.	27,148	1,229,533
Astec Industries, Inc.	9,906	668,259
Blue Bird Corp.*	7,184	110,993
Briggs & Stratton Corp.	24,837	552,872
CIRCOR International, Inc.	4,116	267,046
Columbus McKinnon Corp.	15,040	406,682
Commercial Vehicle Group, Inc.*	11,855	65,558
Douglas Dynamics, Inc.	19,370	651,800
ESCO Technologies, Inc.	11,727	664,334
Federal Signal Corp.	41,200	643,132
FreightCar America, Inc.	13,438	200,629
Gencor Industries, Inc.*	2,988	46,912
Global Brass & Copper Holdings, Inc.	13,842	474,781
Gorman-Rupp Co. (The)	11,471	355,027
Graham Corp.	1,790	39,648
Greenbrier Cos., Inc. (The)(a)	62,173	2,583,288
Hardinge, Inc.	343	3,800
Hurco Cos., Inc.	6,660	220,446
Hyster-Yale Materials Handling, Inc.	10,462	667,162
Kadant, Inc.	8,087	494,924
Lindsay Corp.(a)	3,482	259,792
Lydall, Inc.*	9,049	559,681
Meritor, Inc.*	613,667	7,621,744
Milacron Holdings Corp.*	34,844	649,144
Miller Industries, Inc.	10,453	276,482
Proto Labs, Inc.*	12,486	641,156
SPX Corp.*	19,457	461,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Standex International Corp.	7,655	$672,492
Sun Hydraulics Corp.	9,144	365,486
Supreme Industries, Inc. Class A	19,046	299,022
Tennant Co.	8,678	617,874
TriMas Corp.*	19,462	457,357
Wabash National Corp.*(a)	124,676	1,972,374

Total Machinery		27,332,306

Marine - 0.3%
Matson, Inc.	33,471	1,184,539

Media - 2.3%
AMC Entertainment Holdings, Inc. Class A(a)	57,661	1,940,293
Entercom Communications Corp. Class A	34,639	529,977
Entravision Communications Corp. Class A	41,811	292,677
EW Scripps Co. (The) Class A*	6,606	127,694
Gannett Co., Inc.	57,876	561,976
Gray Television, Inc.*	56,329	611,170
Hemisphere Media Group, Inc.*(a)	21,084	236,141
Loral Space & Communications, Inc.*	21,726	891,852
MSG Networks, Inc. Class A*	113,512	2,440,508
National CineMedia, Inc.	16,263	239,554
New Media Investment Group, Inc.	67,879	1,085,385
Salem Media Group, Inc. Class A	28,288	176,800
Scholastic Corp.	17,784	844,562
Townsquare Media, Inc. Class A*	32,279	336,024
World Wrestling Entertainment, Inc. Class A	18,046	332,046

Total Media		10,646,659

Metals & Mining - 0.4%
Gold Resource Corp.	20,222	87,966
Haynes International, Inc.	1,724	74,115
Kaiser Aluminum Corp.	14,086	1,094,341
Materion Corp.	9,542	377,863
Ryerson Holding Corp.*	4,511	60,222
SunCoke Energy, Inc.*	19,199	217,717

Total Metals & Mining		1,912,224

Multi-Utilities - 0.1%
Unitil Corp.	8,553	387,793

Multiline Retail - 0.0%
Tuesday Morning Corp.*	3,865	20,871

Oil, Gas & Consumable Fuels - 0.1%
REX American Resources Corp.*	3,638	359,252

Paper & Forest Products - 1.1%
Boise Cascade Co.*	22,598	508,455
Clearwater Paper Corp.*	11,662	764,444
Deltic Timber Corp.	1,104	85,085
Neenah Paper, Inc.	11,882	1,012,347
PH Glatfelter Co.	45,771	1,093,469
Schweitzer-Mauduit International, Inc.	31,388	1,429,096

Total Paper & Forest Products		4,892,896

Personal Products - 0.8%
Inter Parfums, Inc.	13,075	428,206
Medifast, Inc.	6,556	272,926
Nutraceutical International Corp.	8,216	287,149
Revlon, Inc. Class A*	34,550	1,007,133
USANA Health Sciences, Inc.*	24,796	1,517,515

Total Personal Products		3,512,929

Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc.*	15,479	285,123
ANI Pharmaceuticals, Inc.*	2,086	126,453
Innoviva, Inc.*(a)	52,969	566,768
Phibro Animal Health Corp. Class A	41,401	1,213,049
SciClone Pharmaceuticals, Inc.*	53,292	575,554
Sucampo Pharmaceuticals, Inc. Class A*(a)	13,015	176,353
Supernus Pharmaceuticals, Inc.*	16,746	422,837

Total Pharmaceuticals		3,366,137

Professional Services - 2.3%
Advisory Board Co. (The)*	9,771	324,886
Barrett Business Services, Inc.	5,808	372,293
BG Staffing, Inc.	5,777	90,121
CBIZ, Inc.*	44,586	610,828
CRA International, Inc.	5,254	192,296
Exponent, Inc.	10,769	649,371
Franklin Covey Co.*	5,301	106,815
GP Strategies Corp.*	10,315	295,009
Heidrick & Struggles International, Inc.	9,961	240,558
Huron Consulting Group, Inc.*	18,487	936,367
ICF International, Inc.*	11,226	619,675
Insperity, Inc.	12,518	888,152
Kelly Services, Inc. Class A	87,423	2,003,735
Kforce, Inc.	22,029	508,870
Korn/Ferry International	5,037	148,239
Mistras Group, Inc.*	16,579	425,749
Navigant Consulting, Inc.*	31,340	820,481
Resources Connection, Inc.	23,594	454,185
RPX Corp.*	30,219	326,365
TrueBlue, Inc.*	25,300	623,645

Total Professional Services		10,637,640

Real Estate Management & Development - 0.7%
AV Homes, Inc.*(a)	65,074	1,028,169
Consolidated-Tomoka Land Co.	3,648	194,876
Forestar Group, Inc.*	16,635	221,246
HFF, Inc. Class A	30,681	928,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Marcus & Millichap, Inc.*	26,956	$720,264
RE/MAX Holdings, Inc. Class A	4,904	274,624
St. Joe Co. (The)*	2,124	40,356
Tejon Ranch Co.*	1,242	31,584

Total Real Estate Management & Development		3,439,219

Road & Rail - 0.5%
ArcBest Corp.	10,561	292,012
Celadon Group, Inc.	17,982	128,571
Covenant Transportation Group, Inc. Class A*	16,462	318,375
Marten Transport Ltd.	19,483	453,954
Roadrunner Transportation Systems, Inc.*	32,788	340,667
Saia, Inc.*	15,447	681,985
YRC Worldwide, Inc.*	8,487	112,708

Total Road & Rail		2,328,272

Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc.*	8,956	130,310
AXT, Inc.*	5,819	27,931
Cabot Microelectronics Corp.	14,123	892,150
Ceva, Inc.*	4,746	159,228
Cohu, Inc.	4,229	58,783
CyberOptics Corp.*	3,025	78,952
Diodes, Inc.*	6,023	154,610
DSP Group, Inc.*	4,451	58,086
FormFactor, Inc.*	10,742	120,310
GigPeak, Inc.*	5,855	14,755
IXYS Corp.	19,132	227,671
MaxLinear, Inc. Class A*	31,785	692,913
Nanometrics, Inc.*	9,313	233,384
PDF Solutions, Inc.*	6,091	137,352
Photronics, Inc.*	76,932	869,332
Rambus, Inc.*	23,922	329,406
Rudolph Technologies, Inc.*	17,438	407,177
Xcerra Corp.*	6,039	46,138

Total Semiconductors & Semiconductor Equipment		4,638,488

Software - 0.5%
American Software, Inc. Class A	12,597	130,127
Barracuda Networks, Inc.*	4,404	94,378
BroadSoft, Inc.*	2,364	97,515
Monotype Imaging Holdings, Inc.	13,383	265,653
Progress Software Corp.	4,259	135,990
QAD, Inc. Class A	1,997	60,709
Qualys, Inc.*	8,634	273,266
Rubicon Project, Inc. (The)*	42,875	318,132
Silver Spring Networks, Inc.*	64,719	861,410
Zix Corp.*	15,930	78,694

Total Software		2,315,874

Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	4,515	54,180
America’s Car-Mart, Inc.*	6,390	279,563
Asbury Automotive Group, Inc.*	33,169	2,046,527
Barnes & Noble, Inc.	16,289	181,622
Big 5 Sporting Goods Corp.	11,139	193,262
Boot Barn Holdings, Inc.*	12,162	152,268
Buckle, Inc. (The)(a)	67,178	1,531,658
Build-A-Bear Workshop, Inc.*	19,780	271,975
Caleres, Inc.	33,162	1,088,377
Cato Corp. (The) Class A	33,479	1,007,048
Citi Trends, Inc.	8,508	160,291
Container Store Group, Inc. (The)*(a)	17,682	112,281
Express, Inc.*	127,729	1,374,364
Finish Line, Inc. (The) Class A	8,401	158,023
Francesca’s Holdings Corp.*	27,673	498,944
Genesco, Inc.*	20,612	1,280,005
GNC Holdings, Inc. Class A	202,250	2,232,840
Group 1 Automotive, Inc.	14,553	1,134,261
Guess?, Inc.	70,944	858,422
Haverty Furniture Cos., Inc.	17,232	408,398
Hibbett Sports, Inc.*	23,394	872,596
Kirkland’s, Inc.*	12,018	186,399
MarineMax, Inc.*	15,825	306,214
Pier 1 Imports, Inc.	46,160	394,206
Restoration Hardware Holdings, Inc.*	28,470	874,029
Select Comfort Corp.*	12,739	288,156
Shoe Carnival, Inc.	13,885	374,617
Sonic Automotive, Inc. Class A	57,115	1,307,933
Sportsman’s Warehouse Holdings, Inc.*	46,881	440,213
Stein Mart, Inc.	36,518	200,119
Tile Shop Holdings, Inc.*	15,446	301,969
Tilly’s, Inc. Class A*	5,348	70,540
Vitamin Shoppe, Inc.*	24,346	578,218
West Marine, Inc.*	8,280	86,692
Winmark Corp.	2,565	323,575
Zumiez, Inc.*	11,756	256,869

Total Specialty Retail		21,886,654

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc.*	126,220	555,368
CPI Card Group, Inc.	32,703	135,717
Eastman Kodak Co.*	31,454	487,537
Quantum Corp.*	49,650	41,314
Super Micro Computer, Inc.*	37,629	1,055,494

Total Technology Hardware, Storage & Peripherals		2,275,430

Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	6,983	259,418
Delta Apparel, Inc.*	6,332	131,262
Fossil Group, Inc.*	44,018	1,138,306
G-III Apparel Group Ltd.*	44,785	1,323,845
Iconix Brand Group, Inc.*	101,301	946,151
Movado Group, Inc.	17,777	511,089
Oxford Industries, Inc.	14,185	852,944
Perry Ellis International, Inc.*	1,790	44,589
Superior Uniform Group, Inc.	9,402	184,467
Unifi, Inc.*	15,336	500,414
Vera Bradley, Inc.*	38,156	447,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2016

Investments	Shares	Value
Vince Holding Corp.*(a)	13,274	$53,760

Total Textiles, Apparel & Luxury Goods		6,393,433

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	43,558	812,357
Bank Mutual Corp.	21,898	206,936
BankFinancial Corp.	6,418	95,115
Beneficial Bancorp, Inc.	14,329	263,654
BofI Holding, Inc.*(a)	51,414	1,467,870
Clifton Bancorp, Inc.	3,485	58,966
Dime Community Bancshares, Inc.	50,694	1,018,949
Federal Agricultural Mortgage Corp. Class C	11,173	639,878
First Defiance Financial Corp.	6,761	343,053
Flagstar Bancorp, Inc.*	62,002	1,670,334
Hingham Institution for Savings	1,423	280,018
HomeStreet, Inc.*	23,423	740,167
Impac Mortgage Holdings, Inc.*	32,761	459,309
Kearny Financial Corp.	12,981	201,854
LendingTree, Inc.*(a)	6,223	630,701
Meridian Bancorp, Inc.	19,211	363,088
Meta Financial Group, Inc.	4,143	426,315
Northfield Bancorp, Inc.	13,652	272,630
OceanFirst Financial Corp.	10,005	300,450
Oritani Financial Corp.	32,844	615,825
PennyMac Financial Services, Inc. Class A*	35,240	586,746
Provident Financial Holdings, Inc.	3,894	78,737
Territorial Bancorp, Inc.	5,728	188,107
TrustCo Bank Corp.	57,194	500,447
United Community Financial Corp.	22,834	204,136
United Financial Bancorp, Inc.	29,291	531,925
Walker & Dunlop, Inc.*	36,164	1,128,317
Waterstone Financial, Inc.	13,760	253,184
WSFS Financial Corp.	15,062	698,124

Total Thrifts & Mortgage Finance		15,037,192

Tobacco - 0.4%
Turning Point Brands, Inc.*	13,235	162,129
Universal Corp.	24,019	1,531,211

Total Tobacco		1,693,340

Trading Companies & Distributors - 0.8%
BMC Stock Holdings, Inc.*	9,675	188,662
DXP Enterprises, Inc.*	1,661	57,703
GMS, Inc.*	9,553	279,712
H&E Equipment Services, Inc.	23,155	538,354
Kaman Corp.	15,891	777,547
Neff Corp. Class A*	9,322	131,440
Rush Enterprises, Inc. Class A*	17,387	554,645
SiteOne Landscape Supply, Inc.*	13,357	463,889
Veritiv Corp.*	7,547	405,651
Willis Lease Finance Corp.*	8,207	209,935

Total Trading Companies & Distributors		3,607,538

Water Utilities - 0.7%
American States Water Co.	19,487	887,828
Artesian Resources Corp. Class A	5,457	174,297
California Water Service Group	18,926	641,591
Connecticut Water Service, Inc.	6,538	365,147
Middlesex Water Co.	8,132	349,188
SJW Group	14,427	807,623
York Water Co. (The)	4,979	190,198

Total Water Utilities		3,415,872

Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	5,864	160,087
Spok Holdings, Inc.	60,162	1,248,362

Total Wireless Telecommunication Services		1,408,449

Total United States		457,950,691

TOTAL COMMON STOCKS (Cost: $410,266,287)		460,148,244

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $2,521,446)	24,333	2,498,269

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

United States - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $21,340,466)(d)	21,340,466	21,340,466

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $434,128,199)		483,986,979
Liabilities in Excess of Cash and Other Assets - (4.7)%		(21,853,788)

NET ASSETS - 100.0%		$462,133,191

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $25,972,471 and the total market value of the collateral held by the Fund was $26,666,658. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,326,192. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.2%
B/E Aerospace, Inc.	2,083	$125,376
Boeing Co. (The)	20,802	3,238,455
Cubic Corp.	863	41,381
Curtiss-Wright Corp.	546	53,705
General Dynamics Corp.	6,516	1,125,053
Huntington Ingalls Industries, Inc.	945	174,059
L-3 Communications Corp.	1,835	279,122
Lockheed Martin Corp.	9,956	2,488,403
Northrop Grumman Corp.	3,339	776,585
Orbital ATK, Inc.	988	86,677
Raytheon Co.	7,046	1,000,532
Rockwell Collins, Inc.	2,298	213,162
United Technologies Corp.	23,978	2,628,468

Total Aerospace & Defense		12,230,978

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,902	285,861
Expeditors International of Washington, Inc.	3,938	208,556
FedEx Corp.	2,619	487,658
United Parcel Service, Inc. Class B	21,766	2,495,254

Total Air Freight & Logistics		3,477,329

Airlines - 0.3%
Alaska Air Group, Inc.	1,921	170,450
American Airlines Group, Inc.	5,272	246,150
Delta Air Lines, Inc.	14,269	701,892
Southwest Airlines Co.	6,220	310,005

Total Airlines		1,428,497

Auto Components - 0.1%
BorgWarner, Inc.	3,665	144,547
Cooper Tire & Rubber Co.	792	30,769
Drew Industries, Inc.	589	63,465
Gentex Corp.	8,031	158,130
Goodyear Tire & Rubber Co. (The)	4,526	139,718
Lear Corp.	932	123,369

Total Auto Components		659,998

Automobiles - 1.0%
Ford Motor Co.	214,118	2,597,251
General Motors Co.	74,220	2,585,825
Harley-Davidson, Inc.	4,982	290,650
Thor Industries, Inc.	1,104	110,455

Total Automobiles		5,584,181

Banks - 6.8%
American National Bankshares, Inc.	978	34,034
Arrow Financial Corp.	1,735	70,268
Associated Banc-Corp.	5,857	144,668
Banc of California, Inc.	3,555	61,679
Bank of America Corp.	158,183	3,495,844
Bank of the Ozarks, Inc.	2,360	124,112
BankUnited, Inc.	3,768	142,016
Bar Harbor Bankshares	729	34,504
BB&T Corp.	24,769	1,164,638
BOK Financial Corp.	2,502	207,766
Cathay General Bancorp	3,243	123,331
Century Bancorp, Inc. Class A	543	32,580
Chemical Financial Corp.	1,526	82,663
CIT Group, Inc.	3,506	149,636
Citigroup, Inc.	36,257	2,154,754
Citizens Financial Group, Inc.	8,807	313,793
City Holding Co.	714	48,266
CNB Financial Corp.	1,395	37,302
CoBiz Financial, Inc.	3,009	50,822
Columbia Banking System, Inc.	2,606	116,436
Comerica, Inc.	3,043	207,259
Community Bank System, Inc.	1,431	88,422
Community Trust Bancorp, Inc.	1,666	82,634
Cullen/Frost Bankers, Inc.	2,218	195,694
CVB Financial Corp.	4,958	113,687
East West Bancorp, Inc.	3,711	188,630
Eastern Virginia Bankshares, Inc.	3,904	40,797
Enterprise Bancorp, Inc.	1,045	39,250
Evans Bancorp, Inc.	786	24,798
Farmers Capital Bank Corp.	831	34,944
Fidelity Southern Corp.	2,434	57,613
Fifth Third Bancorp	19,063	514,129
First Bancorp	2,103	57,075
First Business Financial Services, Inc.	959	22,748
First Commonwealth Financial Corp.	5,710	80,968
First Community Bancshares, Inc.	2,197	66,218
First Connecticut Bancorp, Inc.	1,433	32,457
First Financial Bankshares, Inc.	1,419	64,139
First Financial Corp.	2,419	127,723
First Hawaiian, Inc.	3,398	118,318
First Horizon National Corp.	6,447	129,005
First Republic Bank	1,617	148,990
FNB Corp.	10,348	165,878
Fulton Financial Corp.	7,566	142,241
Glacier Bancorp, Inc.	3,442	124,704
Horizon Bancorp	1,367	38,276
Huntington Bancshares, Inc.	33,403	441,588
Iberiabank Corp.	1,489	124,704
Investors Bancorp, Inc.	9,111	127,099
JPMorgan Chase & Co.	97,253	8,391,961
KeyCorp	24,634	450,063
M&T Bank Corp.	3,453	540,153
Macatawa Bank Corp.	3,979	41,421
MB Financial, Inc.	2,658	125,537
MidSouth Bancorp, Inc.	2,381	32,382
MidWestOne Financial Group, Inc.	1,667	62,679
Old National Bancorp	7,695	139,664
Pacific Continental Corp.	2,932	64,064
PacWest Bancorp	6,274	341,557
Park National Corp.	1,121	134,139
Park Sterling Corp.	5,987	64,600
Peapack Gladstone Financial Corp.	1,118	34,524
Penns Woods Bancorp, Inc.	1,093	55,197
People’s United Financial, Inc.	13,758	266,355
Peoples Bancorp, Inc.	2,177	70,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
PNC Financial Services Group, Inc. (The)	11,196	$1,309,484
Prosperity Bancshares, Inc.	2,300	165,094
QCR Holdings, Inc.	1,703	73,740
Regions Financial Corp.	27,939	401,204
Sierra Bancorp	1,314	34,939
Stonegate Bank	1,544	64,431
SunTrust Banks, Inc.	11,389	624,687
Synovus Financial Corp.	2,815	115,640
TCF Financial Corp.	4,767	93,386
U.S. Bancorp	43,929	2,256,633
UMB Financial Corp.	1,580	121,850
Umpqua Holdings Corp.	10,868	204,101
United Bankshares, Inc.	3,612	167,055
Univest Corp. of Pennsylvania	2,947	91,062
Valley National Bancorp	11,941	138,993
Wells Fargo & Co.	160,772	8,860,145
West Bancorporation, Inc.	2,353	58,119

Total Banks		37,784,624

Beverages - 2.5%
Brown-Forman Corp. Class A	3,915	181,069
Brown-Forman Corp. Class B	3,728	167,462
Coca-Cola Bottling Co. Consolidated	164	29,331
Coca-Cola Co. (The)	173,602	7,197,539
Constellation Brands, Inc. Class A	2,200	337,282
Dr. Pepper Snapple Group, Inc.	5,231	474,295
Molson Coors Brewing Co. Class B	3,817	371,432
PepsiCo, Inc.	50,287	5,261,529

Total Beverages		14,019,939

Biotechnology - 2.1%
AbbVie, Inc.	81,984	5,133,838
Amgen, Inc.	25,162	3,678,936
Gilead Sciences, Inc.	41,361	2,961,861

Total Biotechnology		11,774,635

Building Products - 0.1%
A.O. Smith Corp.	2,585	122,400
AAON, Inc.	1,330	43,957
Fortune Brands Home & Security, Inc.	2,427	129,747
Lennox International, Inc.	678	103,849
Masco Corp.	5,120	161,894
Owens Corning	2,402	123,847

Total Building Products		685,694

Capital Markets - 2.6%
Ameriprise Financial, Inc.	4,788	531,181
Artisan Partners Asset Management, Inc. Class A	3,984	118,524
Bank of New York Mellon Corp. (The)	19,840	940,019
BGC Partners, Inc. Class A	21,100	215,853
BlackRock, Inc.	4,599	1,750,104
Calamos Asset Management, Inc. Class A	6,577	56,233
CBOE Holdings, Inc.	1,619	119,628
Charles Schwab Corp. (The)	11,645	459,628
CME Group, Inc.	8,004	923,261
Cohen & Steers, Inc.	1,650	55,440
Eaton Vance Corp.	3,768	157,804
Evercore Partners, Inc. Class A	1,201	82,509
FactSet Research Systems, Inc.	691	112,930
Federated Investors, Inc. Class B	4,819	136,281
Franklin Resources, Inc.	12,065	477,533
Goldman Sachs Group, Inc. (The)	5,206	1,246,577
Greenhill & Co., Inc.	2,986	82,712
Houlihan Lokey, Inc.	1,971	61,338
Intercontinental Exchange, Inc.	8,074	455,535
Janus Capital Group, Inc.	7,687	102,007
Legg Mason, Inc.	3,415	102,143
LPL Financial Holdings, Inc.	3,545	124,819
Manning & Napier, Inc.	2,937	22,174
Moody’s Corp.	3,492	329,191
Morgan Stanley	41,465	1,751,896
MSCI, Inc.	1,570	123,685
Nasdaq, Inc.	3,963	265,997
Northern Trust Corp.	4,917	437,859
NorthStar Asset Management Group, Inc.	7,450	111,154
Oppenheimer Holdings, Inc. Class A	1,484	27,602
Raymond James Financial, Inc.	2,383	165,070
S&P Global, Inc.	3,971	427,041
SEI Investments Co.	2,610	128,830
Silvercrest Asset Management Group, Inc. Class A	1,997	26,261
State Street Corp.	8,713	677,174
T. Rowe Price Group, Inc.	8,223	618,863
TD Ameritrade Holding Corp.	10,962	477,943
Virtu Financial, Inc. Class A	4,115	65,634
Waddell & Reed Financial, Inc. Class A	8,738	170,478

Total Capital Markets		14,138,911

Chemicals - 2.2%
A. Schulman, Inc.	1,715	57,367
Air Products & Chemicals, Inc.	6,009	864,214
Albemarle Corp.	2,107	181,371
Ashland Global Holdings, Inc.	1,032	112,787
Cabot Corp.	2,236	113,007
Celanese Corp. Series A	3,183	250,629
CF Industries Holdings, Inc.	11,264	354,591
Chemours Co. (The)	1,534	33,886
Dow Chemical Co. (The)	43,429	2,485,007
E.I. du Pont de Nemours & Co.	21,576	1,583,678
Eastman Chemical Co.	4,303	323,629
Ecolab, Inc.	4,099	480,485
FMC Corp.	2,410	136,310
FutureFuel Corp.	3,661	50,888
Huntsman Corp.	8,239	157,200
International Flavors & Fragrances, Inc.	1,937	228,237
Monsanto Co.	10,841	1,140,582
Mosaic Co. (The)	15,052	441,475
NewMarket Corp.	237	100,450
Olin Corp.	7,066	180,960
PPG Industries, Inc.	5,181	490,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Praxair, Inc.	8,375	$981,466
Rayonier Advanced Materials, Inc.	2,590	40,041
RPM International, Inc.	4,037	217,312
Scotts Miracle-Gro Co. (The) Class A	1,822	174,092
Sensient Technologies Corp.	1,316	103,411
Sherwin-Williams Co. (The)	1,393	374,355
Valhi, Inc.(a)	18,039	62,415
Valspar Corp. (The)	1,654	171,371
Westlake Chemical Corp.	2,503	140,143

Total Chemicals		12,032,311

Commercial Services & Supplies - 0.6%
CECO Environmental Corp.	3,362	46,900
Cintas Corp.	1,829	211,359
Covanta Holding Corp.	11,614	181,178
Deluxe Corp.	1,546	110,709
Ennis, Inc.	2,037	35,342
Healthcare Services Group, Inc.	2,717	106,425
HNI Corp.	1,680	93,946
KAR Auction Services, Inc.	5,267	224,480
Mobile Mini, Inc.	2,368	71,632
MSA Safety, Inc.	1,750	121,327
Pitney Bowes, Inc.	10,980	166,786
Republic Services, Inc.	10,278	586,360
Rollins, Inc.	4,541	153,395
RR Donnelley & Sons Co.	3,392	55,357
Waste Management, Inc.	13,092	928,354
West Corp.	4,579	113,376

Total Commercial Services & Supplies		3,206,926

Communications Equipment - 1.4%
Black Box Corp.	2,438	37,180
Brocade Communications Systems, Inc.	9,307	116,244
Cisco Systems, Inc.	210,134	6,350,250
Comtech Telecommunications Corp.	4,081	48,360
Harris Corp.	3,094	317,042
Juniper Networks, Inc.	6,924	195,672
Motorola Solutions, Inc.	4,570	378,807

Total Communications Equipment		7,443,555

Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	1,344	44,755
EMCOR Group, Inc.	563	39,838
Fluor Corp.	2,778	145,901
KBR, Inc.	4,563	76,156

Total Construction & Engineering		306,650

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	716	158,615
Vulcan Materials Co.	1,079	135,037

Total Construction Materials		293,652

Consumer Finance - 0.7%
Ally Financial, Inc.	9,379	178,388
American Express Co.	18,797	1,392,482
Capital One Financial Corp.	10,335	901,625
Discover Financial Services	7,964	574,125
Navient Corp.	13,863	227,769
Nelnet, Inc. Class A	777	39,433
Synchrony Financial	14,185	514,490

Total Consumer Finance		3,828,312

Containers & Packaging - 0.5%
AEP Industries, Inc.	233	27,051
AptarGroup, Inc.	1,586	116,492
Avery Dennison Corp.	2,479	174,075
Ball Corp.	1,760	132,123
Bemis Co., Inc.	3,398	162,492
Graphic Packaging Holding Co.	9,171	114,454
Greif, Inc. Class A	2,231	114,473
International Paper Co.	17,317	918,840
Packaging Corp. of America	3,553	301,366
Sealed Air Corp.	3,380	153,249
Sonoco Products Co.	4,247	223,817
WestRock Co.	9,705	492,723

Total Containers & Packaging		2,931,155

Distributors - 0.1%
Genuine Parts Co.	4,673	446,459
Pool Corp.	806	84,098
Weyco Group, Inc.	891	27,888

Total Distributors		558,445

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,256	26,665
DeVry Education Group, Inc.	1,785	55,692
H&R Block, Inc.	10,289	236,544
Liberty Tax, Inc.	1,122	15,035
Service Corp. International	5,361	152,252

Total Diversified Consumer Services		486,188

Diversified Financial Services - 0.0%
Leucadia National Corp.	5,445	126,596
Marlin Business Services Corp.	1,468	30,681

Total Diversified Financial Services		157,277

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	361,307	15,366,387
CenturyLink, Inc.	59,124	1,405,969
Cogent Communications Holdings, Inc.	3,018	124,794
Consolidated Communications Holdings, Inc.	4,767	127,994
Frontier Communications Corp.	164,749	556,852
Verizon Communications, Inc.	221,604	11,829,221

Total Diversified Telecommunication Services		29,411,217

Electric Utilities - 3.7%
ALLETE, Inc.	2,665	171,066
Alliant Energy Corp.	9,703	367,647
American Electric Power Co., Inc.	22,718	1,430,325
Avangrid, Inc.	17,106	647,975
Duke Energy Corp.	37,281	2,893,751
Edison International	10,563	760,430
El Paso Electric Co.	2,601	120,947
Empire District Electric Co. (The)	2,663	90,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Entergy Corp.	10,484	$770,259
Eversource Energy	12,864	710,479
Exelon Corp.	40,875	1,450,654
FirstEnergy Corp.	24,042	744,581
Great Plains Energy, Inc.	10,378	283,838
Hawaiian Electric Industries, Inc.	5,029	166,309
IDACORP, Inc.	2,224	179,143
NextEra Energy, Inc.	17,075	2,039,780
OGE Energy Corp.	9,776	327,007
Otter Tail Corp.	3,083	125,786
PG&E Corp.	19,966	1,213,334
Pinnacle West Capital Corp.	4,815	375,714
PNM Resources, Inc.	3,929	134,765
Portland General Electric Co.	3,335	144,506
PPL Corp.	36,676	1,248,818
Southern Co. (The)	54,740	2,692,661
Westar Energy, Inc.	4,924	277,467
Xcel Energy, Inc.	20,392	829,954

Total Electric Utilities		20,197,978

Electrical Equipment - 0.4%
AMETEK, Inc.	2,267	110,176
Emerson Electric Co.	26,066	1,453,179
General Cable Corp.	2,901	55,264
Hubbell, Inc.	1,871	218,346
Rockwell Automation, Inc.	3,560	478,464

Total Electrical Equipment		2,315,429

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,775	253,680
Avnet, Inc.	2,426	115,502
AVX Corp.	7,939	124,086
CDW Corp.	2,386	124,287
Cognex Corp.	706	44,916
Corning, Inc.	26,149	634,636
CTS Corp.	1,669	37,386
Daktronics, Inc.	3,019	32,303
FLIR Systems, Inc.	3,162	114,433
Jabil Circuit, Inc.	4,233	100,195
National Instruments Corp.	5,389	166,089
Park Electrochemical Corp.	1,498	27,938

Total Electronic Equipment, Instruments & Components		1,775,451

Energy Equipment & Services - 0.3%
Archrock, Inc.	3,330	43,956
Baker Hughes, Inc.	5,455	354,411
Gulf Island Fabrication, Inc.	2,643	31,452
Halliburton Co.	14,257	771,161
Helmerich & Payne, Inc.	4,598	355,885
National Oilwell Varco, Inc.	3,253	121,792
Oceaneering International, Inc.	2,022	57,041

Total Energy Equipment & Services		1,735,698

Equity Real Estate Investment Trusts (REITs) - 8.2%
Acadia Realty Trust	3,947	128,988
Agree Realty Corp.	2,077	95,646
Alexander’s, Inc.	235	100,314
Alexandria Real Estate Equities, Inc.	2,696	299,607
American Assets Trust, Inc.	2,136	92,019
American Campus Communities, Inc.	5,623	279,857
American Homes 4 Rent Class A	3,848	80,731
American Tower Corp.	10,977	1,160,049
Apartment Investment & Management Co. Class A	5,963	271,018
Apple Hospitality REIT, Inc.	16,846	336,583
Armada Hoffler Properties, Inc.	4,799	69,921
Ashford Hospitality Prime, Inc.	4,984	68,032
Ashford Hospitality Trust, Inc.	10,878	84,413
AvalonBay Communities, Inc.	5,200	921,180
Boston Properties, Inc.	3,732	469,411
Brandywine Realty Trust	9,242	152,585
Brixmor Property Group, Inc.	15,661	382,442
Camden Property Trust	3,917	329,302
Care Capital Properties, Inc.	9,141	228,525
CBL & Associates Properties, Inc.	18,066	207,759
Cedar Realty Trust, Inc.	10,743	70,152
Chesapeake Lodging Trust	5,374	138,972
Columbia Property Trust, Inc.	9,545	206,172
Communications Sales & Leasing, Inc.	18,662	474,201
CoreCivic, Inc.	12,647	309,346
CorEnergy Infrastructure Trust, Inc.	2,415	84,235
CoreSite Realty Corp.	1,312	104,133
Corporate Office Properties Trust	5,697	177,860
Cousins Properties, Inc.	19,474	165,724
Crown Castle International Corp.	19,071	1,654,791
CubeSmart	7,477	200,159
CyrusOne, Inc.	3,714	166,127
DCT Industrial Trust, Inc.	3,481	166,670
DDR Corp.	22,347	341,239
DiamondRock Hospitality Co.	10,500	121,065
Digital Realty Trust, Inc.	7,380	725,159
Douglas Emmett, Inc.	5,373	196,437
Duke Realty Corp.	13,347	354,496
DuPont Fabros Technology, Inc.	4,637	203,703
EastGroup Properties, Inc.	2,079	153,513
Education Realty Trust, Inc.	3,896	164,801
EPR Properties	4,343	311,697
Equinix, Inc.	1,718	614,030
Equity LifeStyle Properties, Inc.	2,818	203,178
Equity One, Inc.	6,237	191,414
Equity Residential	14,071	905,610
Essex Property Trust, Inc.	2,259	525,218
Extra Space Storage, Inc.	6,293	486,071
Farmland Partners, Inc.(a)	4,785	53,401
Federal Realty Investment Trust	2,303	327,279
FelCor Lodging Trust, Inc.	7,419	59,426
First Industrial Realty Trust, Inc.	4,553	127,712
Forest City Realty Trust, Inc. Class A	4,449	92,717
Gaming and Leisure Properties, Inc.	19,598	600,091
General Growth Properties, Inc.	36,186	903,926
Geo Group, Inc. (The)	6,687	240,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Getty Realty Corp.	3,656	$93,191
Gladstone Commercial Corp.	4,763	95,736
Global Net Lease, Inc.	20,571	161,071
Government Properties Income Trust	7,817	149,031
Gramercy Property Trust	30,257	277,759
HCP, Inc.	26,397	784,519
Healthcare Realty Trust, Inc.	5,629	170,671
Healthcare Trust of America, Inc. Class A	7,243	210,844
Highwoods Properties, Inc.	4,431	226,025
Hospitality Properties Trust	13,498	428,427
Host Hotels & Resorts, Inc.	36,763	692,615
Hudson Pacific Properties, Inc.	4,105	142,772
Iron Mountain, Inc.	19,946	647,846
Kilroy Realty Corp.	2,551	186,784
Kimco Realty Corp.	21,469	540,160
Kite Realty Group Trust	5,930	139,236
Lamar Advertising Co. Class A	4,719	317,306
LaSalle Hotel Properties	8,015	244,217
Lexington Realty Trust	20,157	217,696
Liberty Property Trust	8,977	354,592
Life Storage, Inc.	2,497	212,894
LTC Properties, Inc.	2,965	139,296
Macerich Co. (The)	6,940	491,630
Mack-Cali Realty Corp.	4,251	123,364
Medical Properties Trust, Inc.	28,693	352,924
Mid-America Apartment Communities, Inc.	3,537	346,343
Monogram Residential Trust, Inc.	8,014	86,712
National Health Investors, Inc.	2,563	190,098
National Retail Properties, Inc.	7,346	324,693
NexPoint Residential Trust, Inc.	1,933	43,183
NorthStar Realty Finance Corp.	23,268	352,510
Omega Healthcare Investors, Inc.	18,490	577,997
Outfront Media, Inc.	9,751	242,507
Paramount Group, Inc.	8,107	129,631
Pebblebrook Hotel Trust	4,644	138,159
Pennsylvania Real Estate Investment Trust	5,317	100,810
Physicians Realty Trust	8,592	162,904
Piedmont Office Realty Trust, Inc. Class A	7,891	165,001
Potlatch Corp.	2,625	109,331
Prologis, Inc.	20,811	1,098,613
PS Business Parks, Inc.	1,256	146,349
Public Storage	7,549	1,687,202
QTS Realty Trust, Inc. Class A	1,959	97,264
Ramco-Gershenson Properties Trust	5,973	99,032
Rayonier, Inc.	5,739	152,657
Realty Income Corp.	13,526	777,475
Regency Centers Corp.	3,780	260,631
Retail Opportunity Investments Corp.	6,000	126,780
Retail Properties of America, Inc. Class A	13,596	208,427
RLJ Lodging Trust	8,953	219,259
Ryman Hospitality Properties, Inc.	3,006	189,408
Sabra Health Care REIT, Inc.	5,657	138,144
Select Income REIT	9,278	233,806
Senior Housing Properties Trust	24,271	459,450
Simon Property Group, Inc.	13,514	2,401,032
SL Green Realty Corp.	3,221	346,419
Spirit Realty Capital, Inc.	37,611	408,455
STAG Industrial, Inc.	6,415	153,126
STORE Capital Corp.	9,207	227,505
Summit Hotel Properties, Inc.	6,165	98,825
Sun Communities, Inc.	3,235	247,833
Tanger Factory Outlet Centers, Inc.	4,520	161,726
Taubman Centers, Inc.	2,452	181,276
UDR, Inc.	11,165	407,299
UMH Properties, Inc.	5,075	76,379
Urban Edge Properties	5,262	144,758
Ventas, Inc.	19,986	1,249,525
VEREIT, Inc.	77,438	655,126
Vornado Realty Trust	5,584	582,802
W.P. Carey, Inc.	8,431	498,188
Washington Prime Group, Inc.	21,954	228,541
Washington Real Estate Investment Trust	4,804	157,043
Weingarten Realty Investors	6,484	232,062
Welltower, Inc.	22,661	1,516,701
Weyerhaeuser Co.	34,458	1,036,841
Xenia Hotels & Resorts, Inc.	8,300	161,186

Total Equity Real Estate Investment Trusts (REITs)		45,017,001

Food & Staples Retailing - 2.6%
Casey’s General Stores, Inc.	466	55,398
Costco Wholesale Corp.	5,980	957,458
CVS Health Corp.	27,390	2,161,345
Kroger Co. (The)	15,909	549,020
SpartanNash Co.	1,271	50,255
Sysco Corp.	16,225	898,378
Village Super Market, Inc. Class A	934	28,861
Wal-Mart Stores, Inc.	106,673	7,373,238
Walgreens Boots Alliance, Inc.	22,807	1,887,507
Whole Foods Market, Inc.	7,144	219,749

Total Food & Staples Retailing		14,181,209

Food Products - 2.3%
Alico, Inc.	963	26,145
Archer-Daniels-Midland Co.	18,186	830,191
B&G Foods, Inc.	2,964	129,823
Campbell Soup Co.	8,879	536,913
Conagra Brands, Inc.	13,901	549,785
Flowers Foods, Inc.	8,835	176,435
General Mills, Inc.	21,697	1,340,224
Hershey Co. (The)	4,546	470,193
Hormel Foods Corp.	12,799	445,533
Ingredion, Inc.	1,610	201,186
J.M. Smucker Co. (The)	3,271	418,884
Kellogg Co.	12,082	890,564
Kraft Heinz Co. (The)	42,364	3,699,225
Lancaster Colony Corp.	813	114,950
McCormick & Co., Inc. Non-Voting Shares	2,876	268,417
Mead Johnson Nutrition Co.	5,107	361,371
Mondelez International, Inc. Class A	34,032	1,508,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Pinnacle Foods, Inc.	3,821	$204,232
Snyder’s-Lance, Inc.	2,604	99,837
Tyson Foods, Inc. Class A	5,128	316,295

Total Food Products		12,588,842

Gas Utilities - 0.3%
Atmos Energy Corp.	3,401	252,184
Chesapeake Utilities Corp.	515	34,479
Delta Natural Gas Co., Inc.	962	28,215
National Fuel Gas Co.	3,069	173,828
Northwest Natural Gas Co.	2,082	124,504
ONE Gas, Inc.	1,736	111,035
South Jersey Industries, Inc.	4,044	136,242
Spire, Inc.	2,270	146,529
UGI Corp.	4,979	229,432
WGL Holdings, Inc.	2,239	170,791

Total Gas Utilities		1,407,239

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	47,472	1,823,399
Baxter International, Inc.	7,726	342,571
Becton, Dickinson and Co.	4,541	751,763
C.R. Bard, Inc.	552	124,012
CONMED Corp.	910	40,195
Cooper Cos., Inc. (The)	157	27,464
Danaher Corp.	5,576	434,036
ResMed, Inc.	4,065	252,233
St. Jude Medical, Inc.	5,514	442,168
Stryker Corp.	6,001	718,980
Teleflex, Inc.	721	116,189
Zimmer Biomet Holdings, Inc.	2,306	237,979

Total Health Care Equipment & Supplies		5,310,989

Health Care Providers & Services - 1.2%
Aetna, Inc.	3,323	412,085
AmerisourceBergen Corp.	4,995	390,559
Anthem, Inc.	5,527	794,617
Cardinal Health, Inc.	9,572	688,897
Chemed Corp.	202	32,403
Cigna Corp.	208	27,745
HealthSouth Corp.	3,089	127,390
Humana, Inc.	1,122	228,922
Kindred Healthcare, Inc.	7,930	62,250
Landauer, Inc.	675	32,468
McKesson Corp.	2,138	300,282
National HealthCare Corp.	1,064	80,641
Patterson Cos., Inc.	3,524	144,590
Quest Diagnostics, Inc.	3,386	311,173
UnitedHealth Group, Inc.	18,011	2,882,480

Total Health Care Providers & Services		6,516,502

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	1,814	42,810

Hotels, Restaurants & Leisure - 2.2%
Aramark	3,596	128,449
Bob Evans Farms, Inc.	1,221	64,969
Brinker International, Inc.(a)	1,865	92,373
Cheesecake Factory, Inc. (The)	1,027	61,497
Choice Hotels International, Inc.	1,283	71,912
Churchill Downs, Inc.	277	41,675
Cracker Barrel Old Country Store, Inc.(a)	827	138,093
Darden Restaurants, Inc.	4,496	326,949
Domino’s Pizza, Inc.	624	99,366
Dunkin’ Brands Group, Inc.	2,582	135,400
Hilton Worldwide Holdings, Inc.	14,106	383,683
ILG, Inc.	5,382	97,791
Las Vegas Sands Corp.	50,248	2,683,746
Marriott International, Inc. Class A	7,096	586,697
McDonald’s Corp.	31,034	3,777,459
Six Flags Entertainment Corp.	4,565	273,717
Starbucks Corp.	30,051	1,668,432
Texas Roadhouse, Inc.	2,200	106,128
Vail Resorts, Inc.	978	157,761
Wendy’s Co. (The)	7,543	101,981
Wyndham Worldwide Corp.	3,482	265,920
Wynn Resorts Ltd.	2,635	227,954
Yum! Brands, Inc.	14,123	894,410

Total Hotels, Restaurants & Leisure		12,386,362

Household Durables - 0.3%
CSS Industries, Inc.	1,031	27,909
D.R. Horton, Inc.	6,596	180,269
Ethan Allen Interiors, Inc.	1,374	50,632
Harman International Industries, Inc.	1,266	140,729
Leggett & Platt, Inc.	4,974	243,129
Lifetime Brands, Inc.	1,839	32,642
MDC Holdings, Inc.	3,556	91,247
Newell Brands, Inc.	9,806	437,838
PulteGroup, Inc.	7,735	142,169
Tupperware Brands Corp.	2,913	153,282
Whirlpool Corp.	2,126	386,443

Total Household Durables		1,886,289

Household Products - 2.3%
Church & Dwight Co., Inc.	5,390	238,184
Clorox Co. (The)	4,240	508,885
Colgate-Palmolive Co.	25,255	1,652,687
Energizer Holdings, Inc.	1,841	82,127
Kimberly-Clark Corp.	13,785	1,573,144
Oil-Dri Corp. of America	675	25,792
Procter & Gamble Co. (The)	102,571	8,624,170
Spectrum Brands Holdings, Inc.	989	120,984

Total Household Products		12,825,973

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	30,562	355,130
NRG Energy, Inc.	5,007	61,386
Pattern Energy Group, Inc.	9,314	176,873

Total Independent Power & Renewable Electricity Producers		593,389

Industrial Conglomerates - 2.9%
3M Co.	18,084	3,229,260
Carlisle Cos., Inc.	1,080	119,113
General Electric Co.	310,183	9,801,783
Honeywell International, Inc.	21,010	2,434,009
Roper Technologies, Inc.	980	179,418

Total Industrial Conglomerates		15,763,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Insurance - 2.6%
Aflac, Inc.	12,350	$859,560
Allstate Corp. (The)	8,242	610,897
American Financial Group, Inc.	1,721	151,654
American International Group, Inc.	24,335	1,589,319
AmTrust Financial Services, Inc.	5,585	152,917
Arthur J. Gallagher & Co.	6,675	346,833
Assurant, Inc.	1,751	162,598
Brown & Brown, Inc.	2,725	122,243
Cincinnati Financial Corp.	5,205	394,279
CNA Financial Corp.	9,298	385,867
CNO Financial Group, Inc.	4,328	82,881
Donegal Group, Inc. Class A	3,952	69,081
EMC Insurance Group, Inc.	1,144	34,331
Erie Indemnity Co. Class A	1,526	171,599
FBL Financial Group, Inc. Class A	702	54,861
First American Financial Corp.	5,105	186,996
FNF Group	9,828	333,759
Hanover Insurance Group, Inc. (The)	1,409	128,233
Hartford Financial Services Group, Inc. (The)	8,803	419,463
Lincoln National Corp.	5,026	333,073
Marsh & McLennan Cos., Inc.	12,305	831,695
Mercury General Corp.	3,374	203,149
MetLife, Inc.	37,227	2,006,163
Old Republic International Corp.	13,451	255,569
Principal Financial Group, Inc.	10,058	581,956
ProAssurance Corp.	1,947	109,421
Progressive Corp. (The)	18,133	643,721
Prudential Financial, Inc.	13,862	1,442,480
Reinsurance Group of America, Inc.	1,518	191,010
State Auto Financial Corp.	2,828	75,819
Torchmark Corp.	1,437	105,993
Travelers Cos., Inc. (The)	7,642	935,534
Universal Insurance Holdings, Inc.	1,869	53,080
Unum Group	6,148	270,082
W.R. Berkley Corp.	1,445	96,107

Total Insurance		14,392,223

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,477	167,315
HSN, Inc.	2,661	91,272
Nutrisystem, Inc.	1,817	62,959
PetMed Express, Inc.	2,642	60,951

Total Internet & Catalog Retail		382,497

Internet Software & Services - 0.0%
j2 Global, Inc.	1,395	114,111
Reis, Inc.	1,008	22,428

Total Internet Software & Services		136,539

IT Services - 2.5%
Alliance Data Systems Corp.	640	146,240
Automatic Data Processing, Inc.	12,782	1,313,734
Booz Allen Hamilton Holding Corp.	3,556	128,265
Broadridge Financial Solutions, Inc.	3,110	206,193
Computer Sciences Corp.	1,916	113,849
Convergys Corp.	2,119	52,043
CSG Systems International, Inc.	948	45,883
DST Systems, Inc.	575	61,611
Fidelity National Information Services, Inc.	5,622	425,248
International Business Machines Corp.	38,508	6,391,943
Jack Henry & Associates, Inc.	1,623	144,090
Leidos Holdings, Inc.	4,597	235,091
MasterCard, Inc. Class A	9,319	962,187
Paychex, Inc.	13,423	817,192
Sabre Corp.	6,823	170,234
Science Applications International Corp.	993	84,206
Total System Services, Inc.	2,219	108,797
Visa, Inc. Class A	18,632	1,453,669
Western Union Co. (The)	16,979	368,784
Xerox Corp.	40,626	354,665

Total IT Services		13,583,924

Leisure Products - 0.2%
Brunswick Corp.	1,708	93,154
Escalade, Inc.	1,965	25,938
Hasbro, Inc.	3,916	304,626
Mattel, Inc.	21,345	588,055
Polaris Industries, Inc.(a)	2,034	167,581

Total Leisure Products		1,179,354

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,893	222,925
Bio-Techne Corp.	806	82,881
Thermo Fisher Scientific, Inc.	2,039	287,703

Total Life Sciences Tools & Services		593,509

Machinery - 1.6%
Alamo Group, Inc.	646	49,161
Albany International Corp. Class A	799	36,994
Allison Transmission Holdings, Inc.	4,025	135,602
Caterpillar, Inc.	23,051	2,137,750
CIRCOR International, Inc.	484	31,402
CLARCOR, Inc.	976	80,491
Crane Co.	1,778	128,229
Cummins, Inc.	6,016	822,207
Deere & Co.	9,091	936,737
Donaldson Co., Inc.	3,362	141,473
Dover Corp.	4,283	320,925
Eastern Co. (The)	1,363	28,487
EnPro Industries, Inc.	695	46,815
ESCO Technologies, Inc.	758	42,941
Flowserve Corp.	2,578	123,873
Fortive Corp.	2,313	124,046
Graco, Inc.	1,261	104,777
Greenbrier Cos., Inc. (The)(a)	904	37,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Hardinge, Inc.	2,474	$27,412
IDEX Corp.	1,705	153,552
Illinois Tool Works, Inc.	8,927	1,093,200
Joy Global, Inc.	1,084	30,352
Kennametal, Inc.	2,421	75,680
Lincoln Electric Holdings, Inc.	1,854	142,146
Miller Industries, Inc.	2,165	57,264
Nordson Corp.	1,160	129,978
Oshkosh Corp.	1,394	90,066
PACCAR, Inc.	6,388	408,193
Parker-Hannifin Corp.	3,019	422,660
Snap-on, Inc.	1,113	190,624
Stanley Black & Decker, Inc.	3,592	411,967
Supreme Industries, Inc. Class A	1,603	25,167
Timken Co. (The)	2,986	118,544
Toro Co. (The)	2,278	127,454
Trinity Industries, Inc.	3,352	93,052
Xylem, Inc.	2,943	145,737

Total Machinery		9,072,519

Media - 2.2%
CBS Corp. Class A	1,407	90,963
CBS Corp. Class B Non-Voting Shares	4,748	302,068
Cinemark Holdings, Inc.	3,820	146,535
Comcast Corp. Class A	45,553	3,145,435
Entravision Communications Corp. Class A	4,370	30,590
Gannett Co., Inc.	9,817	95,323
Interpublic Group of Cos., Inc. (The)	12,273	287,311
John Wiley & Sons, Inc. Class A	1,695	92,377
Meredith Corp.	2,180	128,947
National CineMedia, Inc.	6,711	98,853
New Media Investment Group, Inc.	6,638	106,142
News Corp. Class A	12,810	146,803
Omnicom Group, Inc.	7,200	612,792
Regal Entertainment Group Class A	6,590	135,754
Scripps Networks Interactive, Inc. Class A	1,720	122,756
Sinclair Broadcast Group, Inc. Class A	1,889	62,998
Sirius XM Holdings, Inc.(a)	52,746	234,720
TEGNA, Inc.	6,831	146,115
Time Warner, Inc.	15,840	1,529,035
Time, Inc.	5,688	101,531
Tribune Media Co. Class A	3,832	134,043
Twenty-First Century Fox, Inc. Class A	14,214	398,561
Twenty-First Century Fox, Inc. Class B	15,592	424,882
Viacom, Inc. Class B	10,040	352,404
Walt Disney Co. (The)	28,486	2,968,811
World Wrestling Entertainment, Inc. Class A	1,311	24,122

Total Media		11,919,871

Metals & Mining - 0.3%
Ampco-Pittsburgh Corp.	2,077	34,790
Commercial Metals Co.	4,356	94,874
Compass Minerals International, Inc.(a)	1,849	144,869
Newmont Mining Corp.	5,962	203,125
Nucor Corp.	9,394	559,131
Reliance Steel & Aluminum Co.	2,302	183,101
Steel Dynamics, Inc.	5,413	192,595
United States Steel Corp.	1,514	49,977
Worthington Industries, Inc.	1,796	85,202

Total Metals & Mining		1,547,664

Multi-Utilities - 1.7%
Ameren Corp.	10,681	560,325
Black Hills Corp.	2,530	155,190
CenterPoint Energy, Inc.	22,403	552,010
CMS Energy Corp.	9,747	405,670
Consolidated Edison, Inc.	13,523	996,375
Dominion Resources, Inc.	28,136	2,154,936
DTE Energy Co.	7,255	714,690
MDU Resources Group, Inc.	7,263	208,957
NiSource, Inc.	12,115	268,226
NorthWestern Corp.	2,519	143,256
Public Service Enterprise Group, Inc.	22,998	1,009,152
SCANA Corp.	5,911	433,158
Sempra Energy	8,992	904,955
Vectren Corp.	3,535	184,350
WEC Energy Group, Inc.	13,225	775,646

Total Multi-Utilities		9,466,896

Multiline Retail - 0.5%
Big Lots, Inc.	1,132	56,838
Dollar General Corp.	4,337	321,242
Kohl’s Corp.	7,554	373,016
Macy’s, Inc.	13,156	471,116
Nordstrom, Inc.	5,058	242,430
Target Corp.	21,114	1,525,064

Total Multiline Retail		2,989,706

Oil, Gas & Consumable Fuels - 7.6%
Alon USA Energy, Inc.	5,811	66,129
Anadarko Petroleum Corp.	2,113	147,340
Apache Corp.	6,855	435,087
Cabot Oil & Gas Corp.	1,479	34,549
Chevron Corp.	85,007	10,005,324
Cimarex Energy Co.	361	49,060
ConocoPhillips	29,660	1,487,152
CVR Energy, Inc.(a)	9,052	229,830
Delek U.S. Holdings, Inc.	2,233	53,748
Devon Energy Corp.	3,507	160,165
EOG Resources, Inc.	4,409	445,750
Evolution Petroleum Corp.	4,501	45,010
Exxon Mobil Corp.	168,807	15,236,520
Hess Corp.	6,064	377,727
HollyFrontier Corp.	8,798	288,223
Kinder Morgan, Inc.	64,926	1,344,617
Marathon Oil Corp.	11,127	192,608
Marathon Petroleum Corp.	18,634	938,222
Murphy Oil Corp.	6,452	200,851
Noble Energy, Inc.	5,306	201,946
Occidental Petroleum Corp.	39,677	2,826,193
ONEOK, Inc.	11,408	654,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
Panhandle Oil and Gas, Inc. Class A	1,511	$35,584
PBF Energy, Inc. Class A	5,387	150,190
Phillips 66	18,168	1,569,897
Range Resources Corp.	996	34,223
SemGroup Corp. Class A	3,891	162,449
Spectra Energy Corp.	33,775	1,387,815
Targa Resources Corp.	14,832	831,630
Tesoro Corp.	3,478	304,151
Valero Energy Corp.	19,320	1,319,942
Western Refining, Inc.	5,273	199,583
Williams Cos., Inc. (The)	24,607	766,262

Total Oil, Gas & Consumable Fuels		42,182,710

Paper & Forest Products - 0.1%
Deltic Timber Corp.	353	27,206
Domtar Corp.	3,176	123,959
KapStone Paper and Packaging Corp.	3,293	72,611
Schweitzer-Mauduit International, Inc.	1,912	87,053

Total Paper & Forest Products		310,829

Personal Products - 0.1%
Coty, Inc. Class A	13,335	244,164
Estee Lauder Cos., Inc. (The) Class A	4,656	356,138
Nu Skin Enterprises, Inc. Class A	1,903	90,925

Total Personal Products		691,227

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	54,001	3,155,819
Eli Lilly & Co.	40,202	2,956,857
Johnson & Johnson	93,711	10,796,444
Merck & Co., Inc.	102,642	6,042,535
Pfizer, Inc.	277,921	9,026,874
Zoetis, Inc.	4,787	256,248

Total Pharmaceuticals		32,234,777

Professional Services - 0.1%
CEB, Inc.	1,169	70,841
Dun & Bradstreet Corp. (The)	718	87,108
Equifax, Inc.	1,731	204,656
Exponent, Inc.	529	31,899
ManpowerGroup, Inc.	1,851	164,498
Robert Half International, Inc.	3,451	168,340

Total Professional Services		727,342

Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co.	576	30,770
Kennedy-Wilson Holdings, Inc.	4,813	98,666

Total Real Estate Management & Development		129,436

Road & Rail - 0.8%
Celadon Group, Inc.	2,272	16,245
CSX Corp.	22,363	803,503
JB Hunt Transport Services, Inc.	1,652	160,360
Kansas City Southern	2,112	179,203
Norfolk Southern Corp.	7,599	821,224
Ryder System, Inc.	1,780	132,503
Union Pacific Corp.	22,918	2,376,138

Total Road & Rail		4,489,176

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	8,911	647,117
Applied Materials, Inc.	17,053	550,300
Brooks Automation, Inc.	3,991	68,126
Cohu, Inc.	2,815	39,129
Cypress Semiconductor Corp.	16,125	184,470
Intel Corp.	166,509	6,039,282
Intersil Corp. Class A	4,587	102,290
KLA-Tencor Corp.	5,357	421,489
Lam Research Corp.	3,379	357,262
Linear Technology Corp.	6,234	388,690
Maxim Integrated Products, Inc.	11,641	448,993
Microchip Technology, Inc.(a)	6,356	407,737
NVIDIA Corp.	4,201	448,415
QUALCOMM, Inc.	55,331	3,607,581
Skyworks Solutions, Inc.	3,350	250,111
Teradyne, Inc.	3,505	89,027
Texas Instruments, Inc.	33,434	2,439,679
Xilinx, Inc.	7,389	446,074

Total Semiconductors & Semiconductor Equipment		16,935,772

Software - 3.5%
Activision Blizzard, Inc.	6,552	236,593
American Software, Inc. Class A	4,185	43,231
CA, Inc.	16,782	533,164
Ebix, Inc.(a)	496	28,297
Fair Isaac Corp.	230	27,421
Intuit, Inc.	3,790	434,372
Microsoft Corp.	236,944	14,723,700
Oracle Corp.	73,564	2,828,536
QAD, Inc. Class A	1,059	32,193
SS&C Technologies Holdings, Inc.	2,333	66,724
Symantec Corp.	9,541	227,934

Total Software		19,182,165

Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	4,826	57,912
American Eagle Outfitters, Inc.	6,949	105,416
Barnes & Noble, Inc.	4,630	51,624
Bed Bath & Beyond, Inc.	2,220	90,221
Best Buy Co., Inc.	9,014	384,627
Buckle, Inc. (The)	3,036	69,221
Cato Corp. (The) Class A	1,632	49,091
Chico’s FAS, Inc.	3,987	57,373
Children’s Place, Inc. (The)	257	25,944
Citi Trends, Inc.	1,147	21,609
Dick’s Sporting Goods, Inc.	1,246	66,163
DSW, Inc. Class A	3,261	73,862
Foot Locker, Inc.	2,397	169,923
GameStop Corp. Class A	7,326	185,055
Gap, Inc. (The)	17,063	382,894
GNC Holdings, Inc. Class A	5,350	59,064
Guess?, Inc.	7,859	95,094
Home Depot, Inc. (The)	30,430	4,080,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2016

Investments	Shares	Value
L Brands, Inc.	11,107	$731,285
Lowe’s Cos., Inc.	19,721	1,402,558
Penske Automotive Group, Inc.	2,188	113,426
Pier 1 Imports, Inc.	4,448	37,986
Ross Stores, Inc.	3,986	261,482
Stage Stores, Inc.	2,966	12,961
Staples, Inc.	38,719	350,407
Stein Mart, Inc.	3,362	18,424
Tailored Brands, Inc.	1,815	46,373
Tiffany & Co.	3,223	249,557
TJX Cos., Inc. (The)	10,462	786,010
Tractor Supply Co.	2,100	159,201
Williams-Sonoma, Inc.	2,867	138,734

Total Specialty Retail		10,333,551

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	129,033	14,944,602
Diebold Nixdorf, Inc.	2,287	57,518
Hewlett Packard Enterprise Co.	21,453	496,422
HP, Inc.	70,170	1,041,323
NetApp, Inc.	6,962	245,550
Western Digital Corp.	10,231	695,197

Total Technology Hardware, Storage & Peripherals		17,480,612

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	687	59,350
Coach, Inc.	11,292	395,446
Columbia Sportswear Co.	1,622	94,563
Culp, Inc.	777	28,866
Hanesbrands, Inc.	8,922	192,447
NIKE, Inc. Class B	22,287	1,132,848
Ralph Lauren Corp.	1,344	121,390
VF Corp.	14,577	777,683
Wolverine World Wide, Inc.	1,490	32,705

Total Textiles, Apparel & Luxury Goods		2,835,298

Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	3,784	56,079
Capitol Federal Financial, Inc.	4,234	69,692
Dime Community Bancshares, Inc.	2,009	40,381
First Defiance Financial Corp.	604	30,647
New York Community Bancorp, Inc.	22,775	362,350
Northwest Bancshares, Inc.	5,019	90,493
OceanFirst Financial Corp.	3,423	102,793
Provident Financial Services, Inc.	4,451	125,963
Riverview Bancorp, Inc.	5,442	38,094
Territorial Bancorp, Inc.	2,735	89,817
TFS Financial Corp.	8,775	167,076
Washington Federal, Inc.	3,590	123,316
Western New England Bancorp, Inc.	3,035	28,377

Total Thrifts & Mortgage Finance		1,325,078

Tobacco - 3.2%
Altria Group, Inc.	86,619	5,857,177
Philip Morris International, Inc.	86,350	7,900,161
Reynolds American, Inc.	57,704	3,233,732
Universal Corp.	1,585	101,044
Vector Group Ltd.	11,889	270,356

Total Tobacco		17,362,470

Trading Companies & Distributors - 0.2%
Fastenal Co.	8,659	406,800
GATX Corp.(a)	1,605	98,836
H&E Equipment Services, Inc.	2,756	64,077
MSC Industrial Direct Co., Inc. Class A	1,192	110,129
W.W. Grainger, Inc.	1,455	337,923
Watsco, Inc.	932	138,048

Total Trading Companies & Distributors		1,155,813

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	6,475	529,008

Water Utilities - 0.1%
American Water Works Co., Inc.	4,572	330,830
Aqua America, Inc.	6,541	196,492

Total Water Utilities		527,322

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,028	87,418

TOTAL COMMON STOCKS (Cost: $455,139,521)		550,769,924

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Earnings Fund(a)(b) (Cost: $339,980)	4,303	343,237

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(c) (Cost: $851,236)(d)	851,236	851,236

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $456,330,737)		551,964,397
Cash and Other Assets in Excess of Liabilities - 0.0%		26,583

NET ASSETS - 100.0%		$551,990,980

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(d)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,182,003 and the total market value of the collateral held by the Fund was $1,211,681. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $360,445.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.1%

Banks - 0.1%
First BanCorp*	5,774	$38,166

United States - 99.8%

Aerospace & Defense - 2.5%
B/E Aerospace, Inc.	22	1,324
Boeing Co. (The)	2,069	322,102
BWX Technologies, Inc.	423	16,793
Cubic Corp.	98	4,699
Curtiss-Wright Corp.	121	11,902
Esterline Technologies Corp.*	28	2,498
General Dynamics Corp.	1,019	175,940
HEICO Corp.	65	5,015
Hexcel Corp.	201	10,339
Huntington Ingalls Industries, Inc.	184	33,891
L-3 Communications Corp.	287	43,656
Lockheed Martin Corp.	1,065	266,186
Moog, Inc. Class A*	90	5,911
Northrop Grumman Corp.	697	162,108
Orbital ATK, Inc.	261	22,897
Raytheon Co.	1,138	161,596
Rockwell Collins, Inc.	403	37,382
Spirit AeroSystems Holdings, Inc. Class A	817	47,672
Teledyne Technologies, Inc.*	94	11,562
Textron, Inc.	760	36,906
TransDigm Group, Inc.	61	15,187
United Technologies Corp.	1,534	168,157
Wesco Aircraft Holdings, Inc.*	209	3,125

Total Aerospace & Defense		1,566,848

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	392	28,718
Expeditors International of Washington, Inc.	500	26,480
FedEx Corp.	678	126,244
Forward Air Corp.	76	3,601
Hub Group, Inc. Class A*	97	4,244
United Parcel Service, Inc. Class B	2,549	292,217

Total Air Freight & Logistics		481,504

Airlines - 1.6%
Alaska Air Group, Inc.	537	47,648
Allegiant Travel Co.	70	11,648
American Airlines Group, Inc.	6,513	304,092
Delta Air Lines, Inc.	5,051	248,458
Hawaiian Holdings, Inc.*	349	19,893
JetBlue Airways Corp.*	1,816	40,715
Southwest Airlines Co.	2,386	118,918
Spirit Airlines, Inc.*	309	17,879
United Continental Holdings, Inc.*	2,993	218,130

Total Airlines		1,027,381

Auto Components - 0.4%
BorgWarner, Inc.	840	33,129
Cooper Tire & Rubber Co.	269	10,451
Dana, Inc.	661	12,546
Dorman Products, Inc.*	98	7,160
Drew Industries, Inc.	88	9,482
Gentex Corp.	1,142	22,486
Goodyear Tire & Rubber Co. (The)	2,207	68,130
Lear Corp.	260	34,416
Standard Motor Products, Inc.	128	6,812
Superior Industries International, Inc.	217	5,718
Tenneco, Inc.*	327	20,428
Tower International, Inc.	625	17,719

Total Auto Components		248,477

Automobiles - 1.9%
Ford Motor Co.	32,709	396,760
General Motors Co.	21,330	743,137
Harley-Davidson, Inc.	302	17,619
Thor Industries, Inc.	147	14,707
Winnebago Industries, Inc.	375	11,869

Total Automobiles		1,184,092

Banks - 10.2%
1st Source Corp.	105	4,689
Associated Banc-Corp.	480	11,856
BancFirst Corp.	50	4,653
BancorpSouth, Inc.	291	9,036
Bank of America Corp.	43,185	954,388
Bank of Hawaii Corp.	148	13,126
Bank of the Ozarks, Inc.	138	7,257
BankUnited, Inc.	197	7,425
Banner Corp.	74	4,130
BB&T Corp.	2,581	121,359
BOK Financial Corp.	245	20,345
Camden National Corp.	111	4,934
Cardinal Financial Corp.	26	853
Cathay General Bancorp	264	10,040
Central Pacific Financial Corp.	329	10,337
Chemical Financial Corp.	93	5,038
Citigroup, Inc.	13,691	813,656
Citizens Financial Group, Inc.	1,698	60,500
City Holding Co.	73	4,935
CoBiz Financial, Inc.	328	5,540
Columbia Banking System, Inc.	180	8,042
Comerica, Inc.	1,143	77,850
Commerce Bancshares, Inc.	329	19,019
Community Bank System, Inc.	110	6,797
Cullen/Frost Bankers, Inc.	114	10,058
Customers Bancorp, Inc.*	108	3,869
CVB Financial Corp.	277	6,352
East West Bancorp, Inc.	488	24,805
Fifth Third Bancorp	3,847	103,754
First Citizens BancShares, Inc. Class A	28	9,940
First Commonwealth Financial Corp.	807	11,443
First Financial Bancorp	248	7,056
First Financial Bankshares, Inc.	168	7,594
First Horizon National Corp.	1,095	21,911
First Interstate BancSystem, Inc. Class A	153	6,510
First Merchants Corp.	175	6,589
First Midwest Bancorp, Inc.	432	10,899
First Republic Bank	432	39,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Flushing Financial Corp.	153	$4,497
Fulton Financial Corp.	738	13,874
Glacier Bancorp, Inc.	170	6,159
Great Southern Bancorp, Inc.	88	4,809
Hancock Holding Co.	105	4,526
Hanmi Financial Corp.	264	9,214
Hilltop Holdings, Inc.	280	8,344
Home BancShares, Inc.	320	8,886
Hope Bancorp, Inc.	1,057	23,138
Huntington Bancshares, Inc.	4,028	53,250
Iberiabank Corp.	80	6,700
Independent Bank Corp.	67	4,720
International Bancshares Corp.	305	12,444
Investors Bancorp, Inc.	518	7,226
JPMorgan Chase & Co.	15,556	1,342,327
KeyCorp	4,297	78,506
Lakeland Financial Corp.	142	6,725
M&T Bank Corp.	502	78,528
MB Financial, Inc.	120	5,668
NBT Bancorp, Inc.	105	4,397
Park National Corp.	48	5,744
People’s United Financial, Inc.	689	13,339
Pinnacle Financial Partners, Inc.	115	7,970
PNC Financial Services Group, Inc. (The)	2,295	268,423
Popular, Inc.	1,515	66,387
PrivateBancorp, Inc.	222	12,030
Prosperity Bancshares, Inc.	146	10,480
Regions Financial Corp.	5,559	79,827
Republic Bancorp, Inc. Class A	192	7,592
Seacoast Banking Corp. of Florida*	143	3,155
ServisFirst Bancshares, Inc.	212	7,937
Signature Bank*	115	17,273
Simmons First National Corp. Class A	83	5,158
South State Corp.	78	6,817
Southside Bancshares, Inc.	143	5,387
Sterling Bancorp	408	9,547
SunTrust Banks, Inc.	2,373	130,159
SVB Financial Group*	143	24,547
Synovus Financial Corp.	313	12,858
Texas Capital Bancshares, Inc.*	80	6,272
Tompkins Financial Corp.	67	6,334
Towne Bank	250	8,313
Trustmark Corp.	248	8,841
U.S. Bancorp	6,905	354,710
UMB Financial Corp.	197	15,193
Union Bankshares Corp.	292	10,436
United Bankshares, Inc.	111	5,134
United Community Banks, Inc.	122	3,614
Webster Financial Corp.	341	18,509
Wells Fargo & Co.	21,722	1,197,099
WesBanco, Inc.	100	4,306
Western Alliance Bancorp*	324	15,782
Wintrust Financial Corp.	97	7,039
Zions Bancorp	911	39,209

Total Banks		6,535,748

Beverages - 1.8%
Brown-Forman Corp. Class B	1,517	68,144
Coca-Cola Bottling Co. Consolidated	46	8,227
Coca-Cola Co. (The)	10,439	432,801
Constellation Brands, Inc. Class A	417	63,930
Dr. Pepper Snapple Group, Inc.	517	46,877
Molson Coors Brewing Co. Class B	504	49,044
Monster Beverage Corp.*	967	42,877
National Beverage Corp.	151	7,713
PepsiCo, Inc.	3,816	399,268

Total Beverages		1,118,881

Biotechnology - 3.5%
AbbVie, Inc.	6,120	383,234
Alexion Pharmaceuticals, Inc.*	235	28,752
AMAG Pharmaceuticals, Inc.*	120	4,176
Amgen, Inc.	3,223	471,235
Biogen, Inc.*	577	163,626
Celgene Corp.*	1,185	137,164
Emergent BioSolutions, Inc.*	226	7,422
Gilead Sciences, Inc.	12,558	899,278
Insys Therapeutics, Inc.*(a)	657	6,044
Regeneron Pharmaceuticals, Inc.*	141	51,760
United Therapeutics Corp.*	388	55,651

Total Biotechnology		2,208,342

Building Products - 0.3%
A.O. Smith Corp.	310	14,679
American Woodmark Corp.*	63	4,741
Armstrong Flooring, Inc.*	54	1,075
Armstrong World Industries, Inc.*	108	4,514
Fortune Brands Home & Security, Inc.	338	18,069
Lennox International, Inc.	97	14,857
Masco Corp.	1,730	54,703
Owens Corning	370	19,077
Simpson Manufacturing Co., Inc.	96	4,200
Universal Forest Products, Inc.	72	7,357
USG Corp.*	1,551	44,793

Total Building Products		188,065

Capital Markets - 3.4%
Ameriprise Financial, Inc.	500	55,470
Artisan Partners Asset Management, Inc. Class A	279	8,300
Bank of New York Mellon Corp. (The)	3,182	150,763
BlackRock, Inc.	490	186,465
Calamos Asset Management, Inc. Class A	644	5,506
CBOE Holdings, Inc.	168	12,413
Charles Schwab Corp. (The)	2,224	87,781
CME Group, Inc.	614	70,825
E*TRADE Financial Corp.*	729	25,260
Eaton Vance Corp.	382	15,998
Evercore Partners, Inc. Class A	101	6,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
FactSet Research Systems, Inc.	173	$28,273
Federated Investors, Inc. Class B	121	3,422
Franklin Resources, Inc.	971	38,432
Goldman Sachs Group, Inc. (The)	1,991	476,745
Greenhill & Co., Inc.	76	2,105
Interactive Brokers Group, Inc. Class A	184	6,718
Intercontinental Exchange, Inc.	1,198	67,591
INTL FCStone, Inc.*	224	8,870
Janus Capital Group, Inc.	633	8,400
KCG Holdings, Inc. Class A*	264	3,498
MarketAxess Holdings, Inc.	70	10,284
Moody’s Corp.	591	55,714
Morgan Stanley	7,939	335,423
Morningstar, Inc.	309	22,730
MSCI, Inc.	259	20,404
Nasdaq, Inc.	491	32,956
Northern Trust Corp.	551	49,067
NorthStar Asset Management Group, Inc.	568	8,475
Raymond James Financial, Inc.	459	31,795
S&P Global, Inc.	853	91,732
SEI Investments Co.	374	18,461
State Street Corp.	1,741	135,310
Stifel Financial Corp.*	174	8,691
T. Rowe Price Group, Inc.	131	9,859
TD Ameritrade Holding Corp.	1,211	52,800
Virtu Financial, Inc. Class A	1,128	17,992

Total Capital Markets		2,171,467

Chemicals - 2.0%
Air Products & Chemicals, Inc.	534	76,800
Albemarle Corp.	328	28,234
Ashland Global Holdings, Inc.	250	27,323
Balchem Corp.	59	4,951
Celanese Corp. Series A	360	28,346
Chemours Co. (The)	2	44
Chemtura Corp.*	467	15,504
Dow Chemical Co. (The)	8,444	483,166
E.I. du Pont de Nemours & Co.	2,081	152,746
Eastman Chemical Co.	758	57,009
Ecolab, Inc.	552	64,706
Ferro Corp.*	329	4,715
FMC Corp.	56	3,167
GCP Applied Technologies, Inc.*	199	5,323
H.B. Fuller Co.	120	5,797
Ingevity Corp.*	79	4,334
Innospec, Inc.	119	8,152
International Flavors & Fragrances, Inc.	210	24,744
Minerals Technologies, Inc.	88	6,798
Monsanto Co.	227	23,883
Mosaic Co. (The)	1,455	42,675
NewMarket Corp.	48	20,344
PPG Industries, Inc.	178	16,867
Praxair, Inc.	209	24,493
Quaker Chemical Corp.	46	5,885
Rayonier Advanced Materials, Inc.	658	10,173
RPM International, Inc.	343	18,464
Scotts Miracle-Gro Co. (The) Class A	124	11,848
Sensient Technologies Corp.	132	10,373
Sherwin-Williams Co. (The)	241	64,766
Stepan Co.	96	7,822
Valspar Corp. (The)	200	20,722
W.R. Grace & Co.	55	3,720

Total Chemicals		1,283,894

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	145	5,922
ACCO Brands Corp.*	772	10,075
Brady Corp. Class A	128	4,806
Brink’s Co. (The)	174	7,177
Cintas Corp.	243	28,081
Clean Harbors, Inc.*	34	1,892
Copart, Inc.*	204	11,304
Covanta Holding Corp.	573	8,939
Deluxe Corp.	220	15,754
Ennis, Inc.	387	6,714
Herman Miller, Inc.	149	5,096
HNI Corp.	99	5,536
Interface, Inc.	488	9,052
KAR Auction Services, Inc.	280	11,934
Knoll, Inc.	196	5,474
Matthews International Corp. Class A	77	5,917
McGrath RentCorp	53	2,077
MSA Safety, Inc.	105	7,280
Pitney Bowes, Inc.	145	2,203
Republic Services, Inc.	970	55,338
Rollins, Inc.	265	8,952
Steelcase, Inc. Class A	804	14,392
Tetra Tech, Inc.	184	7,940
UniFirst Corp.	86	12,354
Waste Management, Inc.	525	37,228

Total Commercial Services & Supplies		291,437

Communications Equipment - 1.4%
ADTRAN, Inc.	210	4,693
Arista Networks, Inc.*	40	3,871
Brocade Communications Systems, Inc.	1,266	15,812
Cisco Systems, Inc.	20,748	627,005
CommScope Holding Co., Inc.*	363	13,504
EchoStar Corp. Class A*	56	2,878
F5 Networks, Inc.*	152	21,997
Finisar Corp.*	256	7,749
Harris Corp.	468	47,956
InterDigital, Inc.	86	7,856
Juniper Networks, Inc.	1,505	42,531
Motorola Solutions, Inc.	667	55,288
NETGEAR, Inc.*	137	7,446
Plantronics, Inc.	242	13,252
Ubiquiti Networks, Inc.*	294	16,993

Total Communications Equipment		888,831

Construction & Engineering - 0.2%
Aegion Corp.*	226	5,356
Comfort Systems USA, Inc.	207	6,893
Dycom Industries, Inc.*	72	5,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
EMCOR Group, Inc.	165	$11,675
Fluor Corp.	213	11,187
Jacobs Engineering Group, Inc.*	439	25,023
MasTec, Inc.*	309	11,819
Quanta Services, Inc.*	730	25,441
Tutor Perini Corp.*	323	9,044
Valmont Industries, Inc.	74	10,427

Total Construction & Engineering		122,646

Construction Materials - 0.0%
Eagle Materials, Inc.	88	8,671
Martin Marietta Materials, Inc.	72	15,950

Total Construction Materials		24,621

Consumer Finance - 1.4%
American Express Co.	3,639	269,577
Capital One Financial Corp.	2,672	233,105
Credit Acceptance Corp.*	95	20,663
Discover Financial Services	1,920	138,413
FirstCash, Inc.	330	15,510
Green Dot Corp. Class A*	224	5,275
Navient Corp.	2,750	45,183
Nelnet, Inc. Class A	360	18,270
PRA Group, Inc.*	165	6,452
Santander Consumer USA Holdings, Inc.*	1,210	16,335
SLM Corp.*	739	8,144
Synchrony Financial	3,881	140,764

Total Consumer Finance		917,691

Containers & Packaging - 0.4%
AptarGroup, Inc.	331	24,312
Avery Dennison Corp.	237	16,642
Ball Corp.	413	31,004
Bemis Co., Inc.	264	12,624
Berry Plastics Group, Inc.*	136	6,627
Crown Holdings, Inc.*	494	25,970
Graphic Packaging Holding Co.	339	4,231
International Paper Co.	1,311	69,562
Packaging Corp. of America	376	31,892
Sealed Air Corp.	388	17,592
Silgan Holdings, Inc.	117	5,988
Sonoco Products Co.	285	15,019
WestRock Co.	479	24,319

Total Containers & Packaging		285,782

Distributors - 0.1%
Core-Mark Holding Co., Inc.	200	8,614
Genuine Parts Co.	255	24,363
LKQ Corp.*	702	21,516
Pool Corp.	104	10,851

Total Distributors		65,344

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	104	7,282
Capella Education Co.	63	5,531
Collectors Universe, Inc.	120	2,548
DeVry Education Group, Inc.	89	2,777
Graham Holdings Co. Class B	8	4,096
Grand Canyon Education, Inc.*	170	9,936
Service Corp. International	160	4,544
Strayer Education, Inc.*	52	4,193
Weight Watchers International, Inc.*(a)	1,133	12,973

Total Diversified Consumer Services		53,880

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B*	8,759	1,427,542
Leucadia National Corp.	279	6,487
Marlin Business Services Corp.	163	3,406

Total Diversified Financial Services		1,437,435

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	22,221	945,059
ATN International, Inc.	123	9,856
CenturyLink, Inc.	2,272	54,028
Cincinnati Bell, Inc.*	542	12,114
Iridium Communications, Inc.*(a)	626	6,010
Level 3 Communications, Inc.*	3,940	222,058
Lumos Networks Corp.*	177	2,765
SBA Communications Corp. Class A*	72	7,435
Verizon Communications, Inc.	16,643	888,403

Total Diversified Telecommunication Services		2,147,728

Electric Utilities - 1.9%
ALLETE, Inc.	109	6,997
Alliant Energy Corp.	658	24,932
American Electric Power Co., Inc.	1,353	85,185
Avangrid, Inc.	557	21,099
Duke Energy Corp.	1,426	110,686
Edison International	1,136	81,781
El Paso Electric Co.	129	5,998
Empire District Electric Co. (The)	168	5,727
Entergy Corp.	977	71,780
Eversource Energy	968	53,463
Exelon Corp.	2,061	73,145
Great Plains Energy, Inc.	509	13,921
Hawaiian Electric Industries, Inc.	203	6,713
IDACORP, Inc.	127	10,230
MGE Energy, Inc.	120	7,836
NextEra Energy, Inc.	1,499	179,071
OGE Energy Corp.	260	8,697
PG&E Corp.	1,462	88,846
Pinnacle West Capital Corp.	344	26,842
PNM Resources, Inc.	330	11,319
Portland General Electric Co.	376	16,292
PPL Corp.	3,099	105,521
Southern Co. (The)	2,148	105,660
Westar Energy, Inc.	424	23,892
Xcel Energy, Inc.	1,713	69,719

Total Electric Utilities		1,215,352

Electrical Equipment - 0.2%
Acuity Brands, Inc.	84	19,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
AMETEK, Inc.	65	$3,159
AZZ, Inc.	62	3,962
Emerson Electric Co.	609	33,952
EnerSys	168	13,121
Hubbell, Inc.	94	10,970
Powell Industries, Inc.	53	2,067
Regal Beloit Corp.	132	9,141
Rockwell Automation, Inc.	423	56,851

Total Electrical Equipment		152,615

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	708	47,578
Arrow Electronics, Inc.*	472	33,654
Avnet, Inc.	699	33,279
AVX Corp.	569	8,893
Belden, Inc.	106	7,926
Benchmark Electronics, Inc.*	336	10,248
CDW Corp.	401	20,888
Cognex Corp.	139	8,843
Coherent, Inc.*	60	8,243
Control4 Corp.*	228	2,326
Corning, Inc.	4,862	118,001
Dolby Laboratories, Inc. Class A	187	8,450
Fitbit, Inc. Class A*(a)	2,225	16,287
FLIR Systems, Inc.	368	13,318
II-VI, Inc.*	381	11,297
Insight Enterprises, Inc.*	328	13,264
IPG Photonics Corp.*	186	18,360
Jabil Circuit, Inc.	1,040	24,617
Keysight Technologies, Inc.*	361	13,202
Littelfuse, Inc.	86	13,052
Mesa Laboratories, Inc.	19	2,332
Methode Electronics, Inc.	153	6,327
National Instruments Corp.	653	20,125
OSI Systems, Inc.*	70	5,328
Park Electrochemical Corp.	416	7,758
PC Connection, Inc.	257	7,219
Plexus Corp.*	196	10,592
Rogers Corp.*	63	4,839
Sanmina Corp.*	472	17,299
ScanSource, Inc.*	298	12,024
SYNNEX Corp.	159	19,242
Tech Data Corp.*	176	14,904
Trimble, Inc.*	218	6,573
Universal Display Corp.*	176	9,909

Total Electronic Equipment, Instruments & Components		576,197

Energy Equipment & Services - 0.0%
Atwood Oceanics, Inc.(a)	1,887	24,776

Equity Real Estate Investment Trusts (REITs) - 2.8%
Acadia Realty Trust	249	8,137
Agree Realty Corp.	73	3,362
Alexander’s, Inc.	9	3,842
American Campus Communities, Inc.	120	5,972
American Tower Corp.	502	53,051
Apartment Investment & Management Co. Class A	440	19,998
Armada Hoffler Properties, Inc.	378	5,507
AvalonBay Communities, Inc.	63	11,160
Boston Properties, Inc.	95	11,949
Brixmor Property Group, Inc.	396	9,670
Camden Property Trust	113	9,500
Care Capital Properties, Inc.	1,884	47,100
Chesapeake Lodging Trust	754	19,498
Columbia Property Trust, Inc.	688	14,861
Communications Sales & Leasing, Inc.	226	5,743
Corporate Office Properties Trust	428	13,362
Crown Castle International Corp.	277	24,035
CubeSmart	299	8,004
DCT Industrial Trust, Inc.	123	5,889
DDR Corp.	1,026	15,667
DiamondRock Hospitality Co.	592	6,826
Digital Realty Trust, Inc.	227	22,305
Douglas Emmett, Inc.	127	4,643
Duke Realty Corp.	639	16,972
Empire State Realty Trust, Inc. Class A	507	10,236
EPR Properties	200	14,354
Equity LifeStyle Properties, Inc.	73	5,263
Equity One, Inc.	136	4,174
Equity Residential	4,291	276,169
Essex Property Trust, Inc.	168	39,060
Extra Space Storage, Inc.	282	21,782
Federal Realty Investment Trust	184	26,148
First Industrial Realty Trust, Inc.	151	4,236
Forest City Realty Trust, Inc. Class A	1,652	34,428
Gaming and Leisure Properties, Inc.	618	18,923
General Growth Properties, Inc.	2,350	58,703
Global Net Lease, Inc.	2,801	21,932
Healthcare Realty Trust, Inc.	120	3,638
Healthcare Trust of America, Inc. Class A	126	3,668
Highwoods Properties, Inc.	220	11,222
Hospitality Properties Trust	324	10,284
Host Hotels & Resorts, Inc.	1,425	26,847
InfraREIT, Inc.	2,443	43,754
Iron Mountain, Inc.	115	3,735
Kilroy Realty Corp.	124	9,079
Kimco Realty Corp.	502	12,630
Lamar Advertising Co. Class A	118	7,934
LaSalle Hotel Properties	545	16,606
Lexington Realty Trust	197	2,128
Liberty Property Trust	301	11,890
LTC Properties, Inc.	92	4,322
Medical Properties Trust, Inc.	177	2,177
Mid-America Apartment Communities, Inc.	212	20,759
National Health Investors, Inc.	136	10,087
National Retail Properties, Inc.	261	11,536
Omega Healthcare Investors, Inc.	873	27,290
One Liberty Properties, Inc.	779	19,569
Paramount Group, Inc.	925	14,791
Pebblebrook Hotel Trust	204	6,069
Physicians Realty Trust	184	3,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Piedmont Office Realty Trust, Inc. Class A	313	$6,545
Potlatch Corp.	159	6,622
Prologis, Inc.	1,474	77,813
PS Business Parks, Inc.	35	4,078
Public Storage	316	70,626
Ramco-Gershenson Properties Trust	141	2,338
Rayonier, Inc.	146	3,884
Realty Income Corp.	355	20,405
Regency Centers Corp.	104	7,171
Retail Opportunity Investments Corp.	375	7,924
RLJ Lodging Trust	595	14,572
Ryman Hospitality Properties, Inc.	72	4,537
Select Income REIT	356	8,971
Senior Housing Properties Trust	779	14,747
Simon Property Group, Inc.	634	112,643
Spirit Realty Capital, Inc.	189	2,053
STORE Capital Corp.	75	1,853
Sunstone Hotel Investors, Inc.	243	3,706
Tanger Factory Outlet Centers, Inc.	691	24,724
Taubman Centers, Inc.	222	16,412
UDR, Inc.	185	6,749
Universal Health Realty Income Trust	153	10,035
Urban Edge Properties	171	4,704
Urstadt Biddle Properties, Inc. Class A	457	11,018
Ventas, Inc.	616	38,512
Vornado Realty Trust	166	17,325
Washington Real Estate Investment Trust	120	3,923
Weingarten Realty Investors	424	15,175
Welltower, Inc.	282	18,874
Weyerhaeuser Co.	1,262	37,974
Whitestone REIT	923	13,273

Total Equity Real Estate Investment Trusts (REITs)		1,755,151

Food & Staples Retailing - 2.9%
Casey’s General Stores, Inc.	87	10,343
Costco Wholesale Corp.	877	140,416
CVS Health Corp.	3,799	299,779
Ingles Markets, Inc. Class A	139	6,686
Kroger Co. (The)	3,354	115,747
Performance Food Group Co.*	473	11,352
PriceSmart, Inc.	190	15,865
Rite Aid Corp.*	4,923	40,565
SpartanNash Co.	59	2,333
Sysco Corp.	1,075	59,523
United Natural Foods, Inc.*	146	6,967
US Foods Holding Corp.*	101	2,775
Wal-Mart Stores, Inc.	12,300	850,176
Walgreens Boots Alliance, Inc.	2,825	233,797
Weis Markets, Inc.	62	4,144
Whole Foods Market, Inc.	805	24,762

Total Food & Staples Retailing		1,825,230

Food Products - 1.6%
Amplify Snack Brands, Inc.*(a)	894	7,876
Archer-Daniels-Midland Co.	1,338	61,080
B&G Foods, Inc.	85	3,723
Blue Buffalo Pet Products, Inc.*	322	7,741
Cal-Maine Foods, Inc.(a)	120	5,301
Calavo Growers, Inc.	77	4,728
Campbell Soup Co.	965	58,353
Conagra Brands, Inc.	1,048	41,448
Darling Ingredients, Inc.*	617	7,965
Flowers Foods, Inc.	1,142	22,806
General Mills, Inc.	1,488	91,914
Hershey Co. (The)	407	42,096
Hormel Foods Corp.	1,455	50,648
Ingredion, Inc.	265	33,114
J&J Snack Foods Corp.	35	4,670
J.M. Smucker Co. (The)	319	40,851
Kellogg Co.	726	53,513
Kraft Heinz Co. (The)	1,711	149,404
Lancaster Colony Corp.	84	11,877
Landec Corp.*	222	3,064
Limoneira Co.	456	9,809
McCormick & Co., Inc. Non-Voting Shares	323	30,146
Mead Johnson Nutrition Co.	563	39,838
Mondelez International, Inc. Class A	2,378	105,417
Omega Protein Corp.*	102	2,555
Pinnacle Foods, Inc.	364	19,456
Seaboard Corp.*	5	19,760
Seneca Foods Corp. Class A*	71	2,844
Snyder’s-Lance, Inc.	24	920
Tootsie Roll Industries, Inc.	97	3,856
Tyson Foods, Inc. Class A	1,498	92,397
WhiteWave Foods Co. (The)*	149	8,284

Total Food Products		1,037,454

Gas Utilities - 0.1%
Atmos Energy Corp.	266	19,724
New Jersey Resources Corp.	168	5,964
Northwest Natural Gas Co.	70	4,186
ONE Gas, Inc.	118	7,547
South Jersey Industries, Inc.	184	6,199
Southwest Gas Corp.	121	9,271
UGI Corp.	360	16,589
WGL Holdings, Inc.	133	10,145

Total Gas Utilities		79,625

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc.*	104	9,998
Analogic Corp.	88	7,300
Baxter International, Inc.	6,378	282,801
Becton, Dickinson and Co.	464	76,815
Boston Scientific Corp.*	1,770	38,285
C.R. Bard, Inc.	152	34,148
CONMED Corp.	96	4,240
Cooper Cos., Inc. (The)	88	15,394
Cutera, Inc.*	151	2,620
Cynosure, Inc. Class A*	54	2,462
Danaher Corp.	1,543	120,107
DENTSPLY SIRONA, Inc.	634	36,601
Edwards Lifesciences Corp.*	352	32,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Globus Medical, Inc. Class A*	629	$15,606
Hill-Rom Holdings, Inc.	224	12,575
Hologic, Inc.*	615	24,674
IDEXX Laboratories, Inc.*	168	19,701
Intuitive Surgical, Inc.*	55	34,879
Masimo Corp.*	123	8,290
ResMed, Inc.	332	20,601
St. Jude Medical, Inc.	820	65,756
Stryker Corp.	731	87,581
Teleflex, Inc.	86	13,859
Utah Medical Products, Inc.	63	4,583
Varian Medical Systems, Inc.*	283	25,408
West Pharmaceutical Services, Inc.	154	13,064
Zimmer Biomet Holdings, Inc.	311	32,095

Total Health Care Equipment & Supplies		1,042,425

Health Care Providers & Services - 3.0%
Aetna, Inc.	1,153	142,983
AmerisourceBergen Corp.	1,072	83,820
Anthem, Inc.	934	134,281
Cardinal Health, Inc.	1,242	89,387
Centene Corp.*	220	12,432
Chemed Corp.	78	12,512
Cigna Corp.	935	124,720
DaVita, Inc.*	1,065	68,373
Ensign Group, Inc. (The)	214	4,753
Express Scripts Holding Co.*	2,344	161,244
HCA Holdings, Inc.*	1,931	142,933
HealthSouth Corp.	145	5,980
Henry Schein, Inc.*	184	27,915
Humana, Inc.	344	70,186
Laboratory Corp. of America Holdings*	381	48,913
Landauer, Inc.	18	866
LifePoint Health, Inc.*	38	2,158
Magellan Health, Inc.*	101	7,600
McKesson Corp.	957	134,411
MEDNAX, Inc.*	271	18,065
National HealthCare Corp.	141	10,686
Owens & Minor, Inc.	642	22,656
Patterson Cos., Inc.	559	22,936
Premier, Inc. Class A*	1,295	39,316
Quest Diagnostics, Inc.	432	39,701
Select Medical Holdings Corp.*	279	3,697
Tenet Healthcare Corp.*	859	12,748
Triple-S Management Corp. Class B*	140	2,898
UnitedHealth Group, Inc.	2,788	446,191
Universal Health Services, Inc. Class B	244	25,957
VCA, Inc.*	190	13,043
WellCare Health Plans, Inc.*	41	5,620

Total Health Care Providers & Services		1,938,981

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	707	16,685
HealthStream, Inc.*	97	2,430
HMS Holdings Corp.*	150	2,724
Inovalon Holdings, Inc. Class A*	931	9,589
Medidata Solutions, Inc.*	100	4,967
Veeva Systems, Inc. Class A*	154	6,268

Total Health Care Technology		42,663

Hotels, Restaurants & Leisure - 1.8%
Aramark	302	10,787
BJ’s Restaurants, Inc.*	438	17,213
Bloomin’ Brands, Inc.	408	7,356
Bob Evans Farms, Inc.	117	6,226
Brinker International, Inc.(a)	138	6,835
Buffalo Wild Wings, Inc.*	30	4,632
Caesars Acquisition Co. Class A*	2,444	32,994
Cheesecake Factory, Inc. (The)	83	4,970
Chipotle Mexican Grill, Inc.*(a)	14	5,282
Choice Hotels International, Inc.	275	15,414
Churchill Downs, Inc.	75	11,284
Chuy’s Holdings, Inc.*	222	7,204
Cracker Barrel Old Country Store, Inc.(a)	43	7,180
Darden Restaurants, Inc.	104	7,563
Del Frisco’s Restaurant Group, Inc.*	241	4,097
DineEquity, Inc.	47	3,619
Domino’s Pizza, Inc.	104	16,561
Dunkin’ Brands Group, Inc.	24	1,259
Fogo De Chao, Inc.*	1,086	15,584
Habit Restaurants, Inc. (The) Class A*	1,079	18,613
Hilton Worldwide Holdings, Inc.	3,869	105,237
Hyatt Hotels Corp. Class A*	189	10,444
ILG, Inc.	257	4,670
International Speedway Corp. Class A	76	2,797
J Alexander’s Holdings, Inc.*	1,039	11,169
Jack in the Box, Inc.	101	11,276
Las Vegas Sands Corp.	582	31,085
Marriott International, Inc. Class A	1,153	95,330
McDonald’s Corp.	2,312	281,417
MGM Resorts International*	1,801	51,923
Panera Bread Co. Class A*	47	9,639
Papa John’s International, Inc.	44	3,765
Penn National Gaming, Inc.*	1,552	21,402
Red Robin Gourmet Burgers, Inc.*	243	13,705
Ruth’s Hospitality Group, Inc.	186	3,404
Shake Shack, Inc. Class A*	281	10,057
Six Flags Entertainment Corp.	184	11,033
Sonic Corp.	187	4,957
Starbucks Corp.	2,789	154,845
Texas Roadhouse, Inc.	138	6,657
Vail Resorts, Inc.	26	4,194
Wendy’s Co. (The)	680	9,194
Wyndham Worldwide Corp.	283	21,613
Yum! Brands, Inc.	1,180	74,729

Total Hotels, Restaurants & Leisure		1,159,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Household Durables - 0.6%
Cavco Industries, Inc.*	88	$8,787
D.R. Horton, Inc.	1,772	48,429
Ethan Allen Interiors, Inc.	96	3,537
Harman International Industries, Inc.	184	20,453
iRobot Corp.*	94	5,494
La-Z-Boy, Inc.	154	4,782
Leggett & Platt, Inc.	275	13,442
Lennar Corp. Class A	1,188	51,001
Libbey, Inc.	618	12,026
Lifetime Brands, Inc.	273	4,846
M/I Homes, Inc.*	322	8,108
MDC Holdings, Inc.	252	6,466
Mohawk Industries, Inc.*	168	33,546
Newell Brands, Inc.	892	39,828
NVR, Inc.*	18	30,042
PulteGroup, Inc.	419	7,701
Tempur Sealy International, Inc.*(a)	174	11,881
TopBuild Corp.*	168	5,981
TRI Pointe Group, Inc.*	2,106	24,177
WCI Communities, Inc.*	393	9,216
Whirlpool Corp.	272	49,441
William Lyon Homes Class A*	424	8,069

Total Household Durables		407,253

Household Products - 1.3%
Church & Dwight Co., Inc.	508	22,448
Clorox Co. (The)	401	48,128
Colgate-Palmolive Co.	600	39,264
Kimberly-Clark Corp.	1,025	116,973
Oil-Dri Corp. of America	71	2,713
Procter & Gamble Co. (The)	6,757	568,129
Spectrum Brands Holdings, Inc.	127	15,536
WD-40 Co.	41	4,793

Total Household Products		817,984

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	1,575	18,301
Ormat Technologies, Inc.	135	7,239

Total Independent Power & Renewable Electricity Producers		25,540

Industrial Conglomerates - 1.7%
3M Co.	1,532	273,569
Carlisle Cos., Inc.	175	19,301
General Electric Co.	14,755	466,258
Honeywell International, Inc.	2,336	270,626
Raven Industries, Inc.	62	1,562
Roper Technologies, Inc.	268	49,065

Total Industrial Conglomerates		1,080,381

Insurance - 3.2%
Aflac, Inc.	2,097	145,951
Alleghany Corp.*	61	37,095
Allstate Corp. (The)	1,607	119,111
American Financial Group, Inc.	312	27,493
American International Group, Inc.	1,310	85,556
American National Insurance Co.	99	12,336
AMERISAFE, Inc.	113	7,046
AmTrust Financial Services, Inc.	575	15,744
Arthur J. Gallagher & Co.	403	20,940
Assurant, Inc.	369	34,265
Brown & Brown, Inc.	344	15,432
Cincinnati Financial Corp.	382	28,937
CNO Financial Group, Inc.	972	18,614
Employers Holdings, Inc.	232	9,187
FBL Financial Group, Inc. Class A	174	13,598
Fidelity & Guaranty Life(a)	332	7,868
First American Financial Corp.	421	15,421
Hanover Insurance Group, Inc. (The)	159	14,471
Hartford Financial Services Group, Inc. (The)	1,761	83,912
Horace Mann Educators Corp.	280	11,984
Infinity Property & Casualty Corp.	60	5,274
Lincoln National Corp.	1,144	75,813
Loews Corp.	1,183	55,400
Markel Corp.*	18	16,281
Marsh & McLennan Cos., Inc.	1,292	87,326
Mercury General Corp.	128	7,707
MetLife, Inc.	4,825	260,019
National General Holdings Corp.	318	7,947
National Western Life Group, Inc. Class A	23	7,148
Navigators Group, Inc. (The)	39	4,592
Old Republic International Corp.	935	17,765
Primerica, Inc.	277	19,155
Principal Financial Group, Inc.	1,492	86,327
ProAssurance Corp.	235	13,207
Progressive Corp. (The)	2,018	71,639
Prudential Financial, Inc.	2,059	214,260
Reinsurance Group of America, Inc.	312	39,259
RLI Corp.	181	11,427
Selective Insurance Group, Inc.	193	8,309
Stewart Information Services Corp.	152	7,004
Torchmark Corp.	490	36,142
Travelers Cos., Inc. (The)	1,708	209,093
United Fire Group, Inc.	115	5,655
Universal Insurance Holdings, Inc.	231	6,560
Unum Group	1,000	43,930
W.R. Berkley Corp.	440	29,264

Total Insurance		2,071,464

Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*	150	112,480
Expedia, Inc.	259	29,340
Netflix, Inc.*	197	24,389
PetMed Express, Inc.	448	10,335
Priceline Group, Inc. (The)*	105	153,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
TripAdvisor, Inc.*	43	$1,994

Total Internet & Catalog Retail		332,474

Internet Software & Services - 2.7%
Akamai Technologies, Inc.*	205	13,669
Alphabet, Inc. Class A*	1,385	1,097,543
CoStar Group, Inc.*	56	10,555
eBay, Inc.*	3,624	107,597
Facebook, Inc. Class A*	3,614	415,791
IAC/InterActiveCorp	168	10,885
j2 Global, Inc.	112	9,162
Reis, Inc.	432	9,612
SPS Commerce, Inc.*	37	2,586
Stamps.com, Inc.*	79	9,057
TechTarget, Inc.*	700	5,971
VeriSign, Inc.*	488	37,122
Web.com Group, Inc.*	759	16,053

Total Internet Software & Services		1,745,603

IT Services - 3.2%
Alliance Data Systems Corp.	39	8,911
Automatic Data Processing, Inc.	935	96,099
Blackhawk Network Holdings, Inc.*	195	7,347
Booz Allen Hamilton Holding Corp.	521	18,792
Broadridge Financial Solutions, Inc.	317	21,017
CACI International, Inc. Class A*	122	15,165
Cognizant Technology Solutions Corp. Class A*	1,773	99,341
Computer Sciences Corp.	584	34,701
Convergys Corp.	282	6,926
CoreLogic, Inc.*	207	7,624
CSG Systems International, Inc.	159	7,696
DST Systems, Inc.	197	21,109
EPAM Systems, Inc.*	160	10,290
Euronet Worldwide, Inc.*	161	11,661
ExlService Holdings, Inc.*	237	11,954
Fidelity National Information Services, Inc.	472	35,702
Fiserv, Inc.*	509	54,097
FleetCor Technologies, Inc.*	143	20,237
Gartner, Inc.*	147	14,857
Global Payments, Inc.	422	29,291
Hackett Group, Inc. (The)	167	2,949
International Business Machines Corp.	3,579	594,078
Jack Henry & Associates, Inc.	203	18,022
Leidos Holdings, Inc.	160	8,182
ManTech International Corp. Class A	94	3,972
MasterCard, Inc. Class A	2,281	235,513
MAXIMUS, Inc.	167	9,317
NeuStar, Inc. Class A*	702	23,447
Paychex, Inc.	712	43,347
PayPal Holdings, Inc.*	2,001	78,979
Sabre Corp.	473	11,801
Science Applications International Corp.	146	12,381
Sykes Enterprises, Inc.*	453	13,074
TeleTech Holdings, Inc.	277	8,449
Total System Services, Inc.	480	23,534
Vantiv, Inc. Class A*	88	5,247
Visa, Inc. Class A	4,484	349,842
Western Union Co. (The)	2,565	55,712
WEX, Inc.*	74	8,258

Total IT Services		2,038,921

Leisure Products - 0.2%
Brunswick Corp.	842	45,923
Hasbro, Inc.	370	28,782
Mattel, Inc.	265	7,301
Polaris Industries, Inc.(a)	200	16,478
Smith & Wesson Holding Corp.*	527	11,109
Sturm Ruger & Co., Inc.(a)	164	8,643
Vista Outdoor, Inc.*	655	24,169

Total Leisure Products		142,405

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	640	29,158
Bio-Rad Laboratories, Inc. Class A*	69	12,577
Bio-Techne Corp.	77	7,918
Bruker Corp.	432	9,150
Cambrex Corp.*	120	6,474
Charles River Laboratories International, Inc.*	90	6,857
Mettler-Toledo International, Inc.*	51	21,347
PAREXEL International Corp.*	216	14,196
PerkinElmer, Inc.	274	14,289
Quintiles IMS Holdings, Inc.*	516	39,242
Thermo Fisher Scientific, Inc.	801	113,021
VWR Corp.*	437	10,938
Waters Corp.*	234	31,447

Total Life Sciences Tools & Services		316,614

Machinery - 2.0%
AGCO Corp.	589	34,080
Allison Transmission Holdings, Inc.	832	28,030
Astec Industries, Inc.	85	5,734
Barnes Group, Inc.	159	7,540
Briggs & Stratton Corp.	344	7,657
Caterpillar, Inc.	1,171	108,599
CLARCOR, Inc.	110	9,072
Cummins, Inc.	850	116,169
Deere & Co.	1,493	153,839
Donaldson Co., Inc.	89	3,745
Dover Corp.	349	26,151
ESCO Technologies, Inc.	149	8,441
Federal Signal Corp.	215	3,356
Flowserve Corp.	175	8,409
Fortive Corp.	771	41,349
Franklin Electric Co., Inc.	102	3,968
Global Brass & Copper Holdings, Inc.	201	6,894
Graco, Inc.	143	11,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Hillenbrand, Inc.	218	$8,360
Hyster-Yale Materials Handling, Inc.	86	5,484
IDEX Corp.	189	17,021
Illinois Tool Works, Inc.	1,032	126,379
ITT, Inc.	136	5,246
John Bean Technologies Corp.	93	7,993
Lincoln Electric Holdings, Inc.	169	12,957
Lindsay Corp.	26	1,940
Manitowoc Foodservice, Inc.*	215	4,156
Middleby Corp. (The)*	133	17,132
Mueller Industries, Inc.	215	8,591
Nordson Corp.	161	18,040
Oshkosh Corp.	463	29,914
PACCAR, Inc.	1,421	90,802
Parker-Hannifin Corp.	505	70,700
RBC Bearings, Inc.*	56	5,197
Rexnord Corp.*	8	157
Snap-on, Inc.	178	30,486
Standex International Corp.	42	3,690
Stanley Black & Decker, Inc.	354	40,600
Terex Corp.	456	14,378
Timken Co. (The)	426	16,912
Toro Co. (The)	324	18,128
Trinity Industries, Inc.	619	17,183
Wabash National Corp.*	451	7,135
WABCO Holdings, Inc.*	203	21,548
Wabtec Corp.	267	22,166
Woodward, Inc.	137	9,460
Xylem, Inc.	531	26,295

Total Machinery		1,242,965

Marine - 0.0%
Kirby Corp.*	151	10,042
Matson, Inc.	52	1,840

Total Marine		11,882

Media - 3.5%
AMC Entertainment Holdings, Inc. Class A	227	7,639
Cable One, Inc.	8	4,974
CBS Corp. Class B Non-Voting Shares	1,755	111,653
Charter Communications, Inc. Class A*	543	156,341
Cinemark Holdings, Inc.	366	14,040
Comcast Corp. Class A	7,324	505,722
Discovery Communications, Inc. Class A*	149	4,084
DISH Network Corp. Class A*	729	42,231
Entercom Communications Corp. Class A	437	6,686
Entravision Communications Corp. Class A	1,374	9,618
Gannett Co., Inc.	703	6,826
Interpublic Group of Cos., Inc. (The)	1,205	28,209
John Wiley & Sons, Inc. Class A	125	6,812
Liberty Broadband Corp. Class C*	499	36,961
Loral Space & Communications, Inc.*	411	16,872
Meredith Corp.	175	10,351
MSG Networks, Inc. Class A*	990	21,285
New York Times Co. (The) Class A	276	3,671
Nexstar Broadcasting Group, Inc. Class A	121	7,659
Omnicom Group, Inc.	699	59,492
Regal Entertainment Group Class A	416	8,570
Scholastic Corp.	148	7,028
Scripps Networks Interactive, Inc. Class A	189	13,489
Sinclair Broadcast Group, Inc. Class A	250	8,337
Sirius XM Holdings, Inc.	7,134	31,746
TEGNA, Inc.	244	5,219
Time Warner, Inc.	2,821	272,311
Tribune Media Co. Class A	48	1,679
Twenty-First Century Fox, Inc. Class A	7,639	214,198
Viacom, Inc. Class B	540	18,954
Walt Disney Co. (The)	5,494	572,585

Total Media		2,215,242

Metals & Mining - 0.2%
Commercial Metals Co.	645	14,048
Haynes International, Inc.	40	1,720
Materion Corp.	82	3,247
Nucor Corp.	928	55,234
Reliance Steel & Aluminum Co.	316	25,135
Steel Dynamics, Inc.	584	20,779
Worthington Industries, Inc.	248	11,765

Total Metals & Mining		131,928

Multi-Utilities - 0.9%
Ameren Corp.	838	43,961
Avista Corp.	161	6,438
Black Hills Corp.	69	4,232
CMS Energy Corp.	769	32,006
Consolidated Edison, Inc.	1,122	82,669
Dominion Resources, Inc.	1,268	97,116
DTE Energy Co.	514	50,634
MDU Resources Group, Inc.	512	14,730
NiSource, Inc.	767	16,981
NorthWestern Corp.	126	7,166
Public Service Enterprise Group, Inc.	1,704	74,772
SCANA Corp.	506	37,080
Sempra Energy	164	16,505
Vectren Corp.	190	9,909
WEC Energy Group, Inc.	904	53,020

Total Multi-Utilities		547,219

Multiline Retail - 0.6%
Big Lots, Inc.	234	11,749
Dollar General Corp.	834	61,774
Dollar Tree, Inc.*	488	37,664
Kohl’s Corp.	590	29,134
Macy’s, Inc.	972	34,807
Nordstrom, Inc.	400	19,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Target Corp.	2,624	$189,532

Total Multiline Retail		383,832

Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp.	5,386	486,141
Kinder Morgan, Inc.	3,482	72,112
Marathon Petroleum Corp.	1,761	88,667
ONEOK, Inc.	861	49,430
Phillips 66	2,074	179,214
Spectra Energy Corp.	1,070	43,966
Tesoro Corp.	414	36,204
Valero Energy Corp.	2,734	186,787

Total Oil, Gas & Consumable Fuels		1,142,521

Paper & Forest Products - 0.0%
Boise Cascade Co.*	307	6,908
Clearwater Paper Corp.*	51	3,343
KapStone Paper and Packaging Corp.	166	3,660

Total Paper & Forest Products		13,911

Personal Products - 0.2%
Coty, Inc. Class A	1	18
Edgewell Personal Care Co.*	195	14,233
Estee Lauder Cos., Inc. (The) Class A	938	71,748
Inter Parfums, Inc.	234	7,663
Medifast, Inc.	152	6,328
Nu Skin Enterprises, Inc. Class A	246	11,754
Revlon, Inc. Class A*	307	8,949
USANA Health Sciences, Inc.*	124	7,589

Total Personal Products		128,282

Pharmaceuticals - 3.5%
Akorn, Inc.*	968	21,131
Bristol-Myers Squibb Co.	3,831	223,884
Catalent, Inc.*	427	11,512
Eli Lilly & Co.	2,250	165,487
Johnson & Johnson	8,671	998,986
Merck & Co., Inc.	5,505	324,079
Pfizer, Inc.	12,868	417,953
Prestige Brands Holdings, Inc.*	168	8,753
Zoetis, Inc.	824	44,109

Total Pharmaceuticals		2,215,894

Professional Services - 0.2%
CBIZ, Inc.*	544	7,453
CEB, Inc.	27	1,636
Dun & Bradstreet Corp. (The)	140	16,985
Equifax, Inc.	231	27,311
FTI Consulting, Inc.*	56	2,524
Insperity, Inc.	121	8,585
Kelly Services, Inc. Class A	150	3,438
Korn/Ferry International	148	4,356
ManpowerGroup, Inc.	330	29,327
Navigant Consulting, Inc.*	292	7,645
On Assignment, Inc.*	152	6,712
Robert Half International, Inc.	271	13,219
TriNet Group, Inc.*	98	2,511
Verisk Analytics, Inc.*	271	21,997
WageWorks, Inc.*	41	2,973

Total Professional Services		156,672

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	1,432	45,094
HFF, Inc. Class A	72	2,178
Howard Hughes Corp. (The)*	142	16,202

Total Real Estate Management & Development		63,474

Road & Rail - 1.1%
AMERCO	72	26,610
ArcBest Corp.	122	3,373
CSX Corp.	3,679	132,186
Genesee & Wyoming, Inc. Class A*	118	8,190
Heartland Express, Inc.	144	2,932
JB Hunt Transport Services, Inc.	239	23,200
Kansas City Southern	84	7,127
Knight Transportation, Inc.	261	8,626
Landstar System, Inc.	202	17,231
Norfolk Southern Corp.	1,020	110,231
Old Dominion Freight Line, Inc.*	292	25,051
Ryder System, Inc.	166	12,357
Saia, Inc.*	50	2,208
Swift Transportation Co.*	1,150	28,014
Union Pacific Corp.	2,553	264,695
Werner Enterprises, Inc.	247	6,657
YRC Worldwide, Inc.*	127	1,687

Total Road & Rail		680,375

Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.*	1,290	13,609
Analog Devices, Inc.	604	43,862
Applied Materials, Inc.	3,398	109,653
Cabot Microelectronics Corp.	42	2,653
Cirrus Logic, Inc.*	350	19,789
Cohu, Inc.	537	7,464
Entegris, Inc.*	441	7,894
Integrated Device Technology, Inc.*	553	13,029
Intel Corp.	17,281	626,782
KLA-Tencor Corp.	613	48,231
Lam Research Corp.	425	44,935
Linear Technology Corp.	472	29,429
Maxim Integrated Products, Inc.	938	36,179
Microchip Technology, Inc.	488	31,305
MKS Instruments, Inc.	169	10,039
NVIDIA Corp.	1,496	159,683
ON Semiconductor Corp.*	972	12,403
QUALCOMM, Inc.	4,010	261,452
Silicon Laboratories, Inc.*	45	2,925
Skyworks Solutions, Inc.	764	57,040
Teradyne, Inc.	662	16,815
Tessera Holding Corp.	88	3,890
Texas Instruments, Inc.	2,736	199,646
Xilinx, Inc.	765	46,183

Total Semiconductors & Semiconductor Equipment		1,804,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
Software - 3.1%
ACI Worldwide, Inc.*	736	$13,358
Activision Blizzard, Inc.	1,717	62,001
Adobe Systems, Inc.*	473	48,695
American Software, Inc. Class A	1,078	11,136
ANSYS, Inc.*	273	25,250
Aspen Technology, Inc.*	181	9,897
CA, Inc.	1,336	42,445
Cadence Design Systems, Inc.*	305	7,692
Citrix Systems, Inc.*	406	36,260
Ebix, Inc.	358	20,424
Electronic Arts, Inc.*	799	62,929
Fair Isaac Corp.	106	12,637
Fortinet, Inc.*	286	8,614
Intuit, Inc.	445	51,002
Manhattan Associates, Inc.*	312	16,545
Mentor Graphics Corp.	280	10,329
Microsoft Corp.	15,998	994,116
MicroStrategy, Inc. Class A*	39	7,699
Oracle Corp.	11,382	437,638
Progress Software Corp.	192	6,131
Red Hat, Inc.*	256	17,843
salesforce.com, Inc.*	244	16,704
SS&C Technologies Holdings, Inc.	419	11,983
Synopsys, Inc.*	289	17,011
Tyler Technologies, Inc.*	70	9,994
VMware, Inc. Class A*(a)	25	1,968

Total Software		1,960,301

Specialty Retail - 2.6%
Aaron’s, Inc.	241	7,710
Advance Auto Parts, Inc.	140	23,677
American Eagle Outfitters, Inc.	1,056	16,020
Asbury Automotive Group, Inc.*	42	2,591
AutoNation, Inc.*	688	33,471
AutoZone, Inc.*	92	72,661
Bed Bath & Beyond, Inc.	1,282	52,100
Best Buy Co., Inc.	1,484	63,322
Cabela’s, Inc.*	89	5,211
Caleres, Inc.	102	3,348
CarMax, Inc.*	578	37,217
Cato Corp. (The) Class A	74	2,226
Chico’s FAS, Inc.	502	7,224
Children’s Place, Inc. (The)	70	7,067
CST Brands, Inc.	310	14,926
Dick’s Sporting Goods, Inc.	540	28,674
DSW, Inc. Class A	528	11,959
Five Below, Inc.*	122	4,875
Foot Locker, Inc.	463	32,822
Francesca’s Holdings Corp.*	458	8,258
GameStop Corp. Class A	1,116	28,190
Gap, Inc. (The)	1,648	36,981
Group 1 Automotive, Inc.	74	5,768
Hibbett Sports, Inc.*	156	5,819
Home Depot, Inc. (The)	3,364	451,045
L Brands, Inc.	1,169	76,967
Lithia Motors, Inc. Class A	86	8,327
Lowe’s Cos., Inc.	1,935	137,617
Michaels Cos., Inc. (The)*	727	14,867
Monro Muffler Brake, Inc.	142	8,122
Murphy USA, Inc.*	161	9,897
O’Reilly Automotive, Inc.*	200	55,682
Office Depot, Inc.	7,488	33,846
Penske Automotive Group, Inc.	326	16,900
Restoration Hardware Holdings, Inc.*	497	15,258
Ross Stores, Inc.	968	63,501
Sally Beauty Holdings, Inc.*	241	6,367
Select Comfort Corp.*	104	2,352
Shoe Carnival, Inc.	184	4,964
Tiffany & Co.	211	16,338
TJX Cos., Inc. (The)	1,923	144,475
Tractor Supply Co.	353	26,761
Ulta Salon Cosmetics & Fragrance, Inc.*	97	24,729
Vitamin Shoppe, Inc.*	522	12,398
Williams-Sonoma, Inc.	354	17,130
Winmark Corp.	39	4,920
Zumiez, Inc.*	124	2,709

Total Specialty Retail		1,667,289

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	24,006	2,780,375
Electronics For Imaging, Inc.*	276	12,105
Hewlett Packard Enterprise Co.	6,334	146,569
HP, Inc.	12,466	184,995
NCR Corp.*	283	11,479
NetApp, Inc.	194	6,842

Total Technology Hardware, Storage & Peripherals		3,142,365

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	143	12,354
Coach, Inc.	101	3,537
Columbia Sportswear Co.	109	6,355
Deckers Outdoor Corp.*	82	4,542
G-III Apparel Group Ltd.*	272	8,040
Hanesbrands, Inc.	1,464	31,578
Iconix Brand Group, Inc.*	200	1,868
NIKE, Inc. Class B	4,670	237,376
PVH Corp.	226	20,394
Skechers U.S.A., Inc. Class A*	126	3,097
Steven Madden Ltd.*	216	7,722
Under Armour, Inc. Class A*	521	15,135
Vera Bradley, Inc.*	891	10,443
VF Corp.	1,510	80,559
Wolverine World Wide, Inc.	62	1,361

Total Textiles, Apparel & Luxury Goods		444,361

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	248	4,625
BofI Holding, Inc.*	298	8,508
Capitol Federal Financial, Inc.	114	1,876
Dime Community Bancshares, Inc.	77	1,548
EverBank Financial Corp.	344	6,691
Flagstar Bancorp, Inc.*	311	8,378
HomeStreet, Inc.*	201	6,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2016

Investments	Shares	Value
MGIC Investment Corp.*	5,916	$60,284
Northwest Bancshares, Inc.	390	7,032
PennyMac Financial Services, Inc. Class A*	136	2,264
Provident Financial Services, Inc.	249	7,047
Radian Group, Inc.	1,754	31,537
Territorial Bancorp, Inc.	168	5,517
TFS Financial Corp.	208	3,960
Walker & Dunlop, Inc.*	294	9,173
Washington Federal, Inc.	420	14,427
WSFS Financial Corp.	144	6,674

Total Thrifts & Mortgage Finance		185,893

Tobacco - 1.7%
Altria Group, Inc.	4,857	328,430
Philip Morris International, Inc.	4,391	401,733
Reynolds American, Inc.	5,590	313,264
Universal Corp.	157	10,009
Vector Group Ltd.	487	11,074

Total Tobacco		1,064,510

Trading Companies & Distributors - 0.4%
Air Lease Corp.	388	13,320
Applied Industrial Technologies, Inc.	185	10,989
Beacon Roofing Supply, Inc.*	148	6,818
Fastenal Co.	526	24,712
GATX Corp.(a)	169	10,407
HD Supply Holdings, Inc.*	1,239	52,670
Kaman Corp.	80	3,914
MSC Industrial Direct Co., Inc. Class A	137	12,658
Rush Enterprises, Inc. Class A*	146	4,657
United Rentals, Inc.*	373	39,381
W.W. Grainger, Inc.	74	17,187
Watsco, Inc.	74	10,961
WESCO International, Inc.*	226	15,040

Total Trading Companies & Distributors		222,714

Water Utilities - 0.1%
American States Water Co.	162	7,381
American Water Works Co., Inc.	432	31,259
Aqua America, Inc.	463	13,909
California Water Service Group	317	10,746

Total Water Utilities		63,295

Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	745	15,459
T-Mobile U.S., Inc.*	1,142	65,676
Telephone & Data Systems, Inc.	88	2,540
United States Cellular Corp.*	130	5,684

Total Wireless Telecommunication Services		89,359

Total United States		63,657,591

TOTAL COMMON STOCKS (Cost: $54,241,192)		63,695,757

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $92,456)(c)	92,456	92,456

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $54,333,648)		63,788,213
Cash and Other Assets in Excess of Liabilities - 0.0%		1,090

NET ASSETS - 100.0%		$63,789,303

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $138,027 and the total market value of the collateral held by the Fund was $141,126. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,670.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 6.5%
B/E Aerospace, Inc.	10,493	$631,574
Boeing Co. (The)	121,231	18,873,242
BWX Technologies, Inc.	5,658	224,623
General Dynamics Corp.	36,680	6,333,169
Hexcel Corp.	5,994	308,331
Huntington Ingalls Industries, Inc.	4,475	824,250
L-3 Communications Corp.	9,216	1,401,846
Lockheed Martin Corp.	58,100	14,521,514
Northrop Grumman Corp.	18,732	4,356,689
Orbital ATK, Inc.	5,261	461,547
Raytheon Co.	41,393	5,877,806
Rockwell Collins, Inc.	12,825	1,189,647
United Technologies Corp.	139,961	15,342,525

Total Aerospace & Defense		70,346,763

Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	22,651	1,659,412
Expeditors International of Washington, Inc.	19,928	1,055,387
FedEx Corp.	15,069	2,805,848
United Parcel Service, Inc. Class B	127,108	14,571,661

Total Air Freight & Logistics		20,092,308

Airlines - 0.2%
Southwest Airlines Co.	34,481	1,718,533

Auto Components - 0.2%
BorgWarner, Inc.	19,808	781,228
Gentex Corp.	38,264	753,418
Lear Corp.	4,251	562,705

Total Auto Components		2,097,351

Automobiles - 0.2%
Harley-Davidson, Inc.	29,177	1,702,186
Thor Industries, Inc.	5,041	504,352

Total Automobiles		2,206,538

Banks - 0.1%
Bank of the Ozarks, Inc.	9,714	510,860
BOK Financial Corp.	9,080	754,003

Total Banks		1,264,863

Beverages - 3.5%
Brown-Forman Corp. Class A	17,606	814,278
Brown-Forman Corp. Class B	25,046	1,125,066
Constellation Brands, Inc. Class A	12,877	1,974,173
Dr. Pepper Snapple Group, Inc.	30,298	2,747,120
PepsiCo, Inc.	292,905	30,646,650

Total Beverages		37,307,287

Biotechnology - 4.8%
AbbVie, Inc.	476,167	29,817,578
Amgen, Inc.	145,949	21,339,203

Total Biotechnology		51,156,781

Building Products - 0.2%
A.O. Smith Corp.	10,414	493,103
Fortune Brands Home & Security, Inc.	11,304	604,312
Lennox International, Inc.	3,504	536,707

Total Building Products		1,634,122

Capital Markets - 3.0%
BlackRock, Inc.	26,623	10,131,117
CBOE Holdings, Inc.	8,309	613,952
Charles Schwab Corp. (The)	68,688	2,711,115
Eaton Vance Corp.	21,524	901,425
FactSet Research Systems, Inc.	3,332	544,549
Federated Investors, Inc. Class B	24,621	696,282
Franklin Resources, Inc.	68,635	2,716,573
LPL Financial Holdings, Inc.	16,049	565,085
MarketAxess Holdings, Inc.	1,865	274,006
Morningstar, Inc.	3,430	252,311
MSCI, Inc.	8,951	705,160
Nasdaq, Inc.	20,792	1,395,559
NorthStar Asset Management Group, Inc.	31,473	469,577
Raymond James Financial, Inc.	12,394	858,532
S&P Global, Inc.	23,543	2,531,814
SEI Investments Co.	10,966	541,282
T. Rowe Price Group, Inc.	48,949	3,683,902
TD Ameritrade Holding Corp.	61,962	2,701,543

Total Capital Markets		32,293,784

Chemicals - 3.4%
Albemarle Corp.	9,988	859,767
Chemours Co. (The)	5,133	113,388
E.I. du Pont de Nemours & Co.	122,936	9,023,502
Ecolab, Inc.	23,910	2,802,730
FMC Corp.	11,518	651,458
International Flavors & Fragrances, Inc.	11,417	1,345,265
Monsanto Co.	64,018	6,735,334
NewMarket Corp.	1,359	575,999
PolyOne Corp.	8,595	275,384
PPG Industries, Inc.	29,711	2,815,414
Praxair, Inc.	49,657	5,819,304
RPM International, Inc.	19,515	1,050,492
Scotts Miracle-Gro Co. (The) Class A	9,361	894,444
Sherwin-Williams Co. (The)	7,945	2,135,139
Valspar Corp. (The)	8,241	853,850
W.R. Grace & Co.	4,265	288,485
Westlake Chemical Corp.	11,083	620,537

Total Chemicals		36,860,492

Commercial Services & Supplies - 0.3%
Cintas Corp.	8,851	1,022,821
Deluxe Corp.	5,953	426,294
Healthcare Services Group, Inc.	10,329	404,587
KAR Auction Services, Inc.	27,335	1,165,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2016

Investments	Shares	Value
Rollins, Inc.	18,611	$628,680

Total Commercial Services & Supplies		3,647,400

Communications Equipment - 2.2%
Cisco Systems, Inc.	736,801	22,266,126
Harris Corp.	10,978	1,124,916

Total Communications Equipment		23,391,042

Construction & Engineering - 0.0%
EMCOR Group, Inc.	2,069	146,402
Valmont Industries, Inc.	1,644	231,640

Total Construction & Engineering		378,042

Construction Materials - 0.1%
Eagle Materials, Inc.	1,171	115,378
Martin Marietta Materials, Inc.	3,581	793,299
Vulcan Materials Co.	5,339	668,176

Total Construction Materials		1,576,853

Consumer Finance - 0.8%
American Express Co.	111,436	8,255,179

Containers & Packaging - 0.3%
AptarGroup, Inc.	7,169	526,563
Graphic Packaging Holding Co.	48,998	611,495
Packaging Corp. of America	19,747	1,674,941

Total Containers & Packaging		2,812,999

Distributors - 0.3%
Genuine Parts Co.	27,801	2,656,108
Pool Corp.	3,383	352,982

Total Distributors		3,009,090

Diversified Consumer Services - 0.1%
H&R Block, Inc.	57,127	1,313,350

Electrical Equipment - 1.2%
Acuity Brands, Inc.	697	160,909
AMETEK, Inc.	11,520	559,872
Emerson Electric Co.	151,916	8,469,317
EnerSys	2,796	218,368
Hubbell, Inc.	9,534	1,112,618
Rockwell Automation, Inc.	20,075	2,698,080

Total Electrical Equipment		13,219,164

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	12,566	844,435
CDW Corp.	7,128	371,298
Cognex Corp.	2,650	168,593
Corning, Inc.	85,945	2,085,885
FLIR Systems, Inc.	9,050	327,520
Littelfuse, Inc.	707	107,301

Total Electronic Equipment, Instruments & Components		3,905,032

Food & Staples Retailing - 3.5%
Casey’s General Stores, Inc.	1,996	237,285
Costco Wholesale Corp.	34,463	5,517,871
CVS Health Corp.	158,912	12,539,746
Kroger Co. (The)	90,377	3,118,910
PriceSmart, Inc.	1,864	155,644
Sysco Corp.	92,714	5,133,574
Walgreens Boots Alliance, Inc.	132,691	10,981,507

Total Food & Staples Retailing		37,684,537

Food Products - 3.0%
Campbell Soup Co.	51,418	3,109,247
General Mills, Inc.	126,873	7,836,945
Hershey Co. (The)	26,815	2,773,475
Ingredion, Inc.	8,437	1,054,288
Kellogg Co.	69,933	5,154,761
Lancaster Colony Corp.	3,365	475,777
McCormick & Co., Inc. Non-Voting Shares	16,659	1,554,785
Mondelez International, Inc. Class A	194,685	8,630,386
Snyder’s-Lance, Inc.	9,848	377,572
Tyson Foods, Inc. Class A	28,704	1,770,463

Total Food Products		32,737,699

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	274,390	10,539,320
Baxter International, Inc.	45,025	1,996,408
Becton, Dickinson and Co.	26,207	4,338,569
C.R. Bard, Inc.	2,677	601,415
Cantel Medical Corp.	559	44,021
Cooper Cos., Inc. (The)	149	26,065
DENTSPLY SIRONA, Inc.	8,139	469,864
ResMed, Inc.	20,790	1,290,019
St. Jude Medical, Inc.	32,194	2,581,637
Teleflex, Inc.	2,378	383,215
West Pharmaceutical Services, Inc.	3,912	331,855

Total Health Care Equipment & Supplies		22,602,388

Health Care Providers & Services - 2.7%
Aetna, Inc.	19,877	2,464,947
AmerisourceBergen Corp.	27,848	2,177,435
Cardinal Health, Inc.	54,781	3,942,588
Cigna Corp.	547	72,964
HealthSouth Corp.	16,774	691,760
Humana, Inc.	6,181	1,261,109
McKesson Corp.	11,880	1,668,546
UnitedHealth Group, Inc.	105,015	16,806,601
Universal Health Services, Inc. Class B	2,118	225,313

Total Health Care Providers & Services		29,311,263

Hotels, Restaurants & Leisure - 4.0%
Aramark	18,081	645,853
Cheesecake Factory, Inc. (The)	4,436	265,628
Cracker Barrel Old Country Store, Inc.(a)	4,644	775,455
Darden Restaurants, Inc.	25,547	1,857,778
McDonald’s Corp.	181,564	22,099,970
Papa John’s International, Inc.	2,058	176,124
Starbucks Corp.	173,765	9,647,433
Texas Roadhouse, Inc.	6,574	317,130
Wendy’s Co. (The)	29,963	405,100
Wyndham Worldwide Corp.	19,161	1,463,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2016

Investments	Shares	Value
Yum! Brands, Inc.	81,125	$5,137,646

Total Hotels, Restaurants & Leisure		42,791,442

Household Durables - 0.9%
CalAtlantic Group, Inc.	3,247	110,430
D.R. Horton, Inc.	35,394	967,318
Harman International Industries, Inc.	6,461	718,205
Leggett & Platt, Inc.	24,487	1,196,925
Lennar Corp. Class A	3,795	162,919
Newell Brands, Inc.	55,497	2,477,941
PulteGroup, Inc.	42,412	779,533
Tupperware Brands Corp.	17,081	898,802
Whirlpool Corp.	12,161	2,210,505

Total Household Durables		9,522,578

Household Products - 0.4%
Church & Dwight Co., Inc.	29,053	1,283,852
Clorox Co. (The)	24,569	2,948,771
Spectrum Brands Holdings, Inc.	4,706	575,685

Total Household Products		4,808,308

Industrial Conglomerates - 3.2%
3M Co.	105,309	18,805,028
Carlisle Cos., Inc.	5,584	615,859
Honeywell International, Inc.	123,252	14,278,744
Roper Technologies, Inc.	5,207	953,298

Total Industrial Conglomerates		34,652,929

Insurance - 1.0%
AmTrust Financial Services, Inc.	28,725	786,491
Erie Indemnity Co. Class A	7,771	873,849
Marsh & McLennan Cos., Inc.	71,509	4,833,293
Primerica, Inc.	2,854	197,354
Progressive Corp. (The)	103,853	3,686,781

Total Insurance		10,377,768

Internet & Catalog Retail - 0.1%
Expedia, Inc.	7,822	886,076

Internet Software & Services - 0.0%
j2 Global, Inc.	3,167	259,061

IT Services - 4.2%
Alliance Data Systems Corp.	1,952	446,032
Automatic Data Processing, Inc.	44,558	4,579,671
Booz Allen Hamilton Holding Corp.	11,615	418,953
Broadridge Financial Solutions, Inc.	10,383	688,393
Computer Sciences Corp.	4,795	284,919
DST Systems, Inc.	1,788	191,584
Fidelity National Information Services, Inc.	19,457	1,471,728
Global Payments, Inc.	579	40,188
International Business Machines Corp.	135,927	22,562,523
Jack Henry & Associates, Inc.	4,358	386,903
Leidos Holdings, Inc.	14,481	740,558
MasterCard, Inc. Class A	32,972	3,404,359
MAXIMUS, Inc.	647	36,096
Paychex, Inc.	47,505	2,892,104
Total System Services, Inc.	5,983	293,347
Visa, Inc. Class A	65,651	5,122,091
Western Union Co. (The)	62,184	1,350,637

Total IT Services		44,910,086

Leisure Products - 0.3%
Brunswick Corp.	6,515	355,328
Hasbro, Inc.	20,833	1,620,599
Polaris Industries, Inc.(a)	11,272	928,700

Total Leisure Products		2,904,627

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	3,797	390,446
Thermo Fisher Scientific, Inc.	11,042	1,558,026

Total Life Sciences Tools & Services		1,948,472

Machinery - 2.4%
Allison Transmission Holdings, Inc.	21,568	726,626
CLARCOR, Inc.	4,516	372,435
Crane Co.	6,400	461,568
Deere & Co.	50,495	5,203,005
Donaldson Co., Inc.	16,096	677,320
Dover Corp.	25,810	1,933,943
Flowserve Corp.	13,974	671,451
Graco, Inc.	6,503	540,334
IDEX Corp.	7,981	718,769
Illinois Tool Works, Inc.	50,839	6,225,744
ITT, Inc.	7,853	302,890
Lincoln Electric Holdings, Inc.	8,851	678,606
Nordson Corp.	4,449	498,510
Parker-Hannifin Corp.	16,810	2,353,400
Stanley Black & Decker, Inc.	20,653	2,368,693
Toro Co. (The)	8,530	477,254
Trinity Industries, Inc.	17,294	480,081
Wabtec Corp.	3,064	254,373
Woodward, Inc.	2,396	165,444
Xylem, Inc.	15,939	789,299

Total Machinery		25,899,745

Media - 4.9%
CBS Corp. Class B Non-Voting Shares	32,186	2,047,673
Cinemark Holdings, Inc.	21,280	816,301
Comcast Corp. Class A	266,114	18,375,172
Scripps Networks Interactive, Inc. Class A	9,897	706,349
Time Warner, Inc.	92,134	8,893,695
Twenty-First Century Fox, Inc. Class A	93,306	2,616,300
Twenty-First Century Fox, Inc. Class B	70,687	1,926,221
Walt Disney Co. (The)	166,502	17,352,838

Total Media		52,734,549

Metals & Mining - 0.1%
Steel Dynamics, Inc.	24,340	866,017
Worthington Industries, Inc.	5,430	257,599

Total Metals & Mining		1,123,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2016

Investments	Shares	Value
Multiline Retail - 0.3%
Dollar General Corp.	25,374	$1,879,452
Nordstrom, Inc.	30,314	1,452,950

Total Multiline Retail		3,332,402

Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc.	29,345	1,110,708
Williams Cos., Inc. (The)	137,519	4,282,342

Total Oil, Gas & Consumable Fuels		5,393,050

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	26,186	2,002,967
Nu Skin Enterprises, Inc. Class A	9,672	462,128

Total Personal Products		2,465,095

Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	313,450	18,318,018
Eli Lilly & Co.	233,475	17,172,086
Johnson & Johnson	545,375	62,832,654
Zoetis, Inc.	25,308	1,354,737

Total Pharmaceuticals		99,677,495

Professional Services - 0.2%
Equifax, Inc.	9,486	1,121,530
Robert Half International, Inc.	15,436	752,968

Total Professional Services		1,874,498

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	1,883	190,258
Realogy Holdings Corp.	12,415	319,438

Total Real Estate Management & Development		509,696

Road & Rail - 2.0%
JB Hunt Transport Services, Inc.	7,327	711,232
Kansas City Southern	11,943	1,013,364
Knight Transportation, Inc.	3,292	108,801
Landstar System, Inc.	1,911	163,008
Norfolk Southern Corp.	43,159	4,664,193
Ryder System, Inc.	7,348	546,985
Union Pacific Corp.	134,302	13,924,431

Total Road & Rail		21,132,014

Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	30,268	2,198,062
Applied Materials, Inc.	57,474	1,854,686
Intel Corp.	584,740	21,208,520
KLA-Tencor Corp.	18,924	1,488,940
Lam Research Corp.	11,363	1,201,410
Linear Technology Corp.	22,151	1,381,115
Microchip Technology, Inc.	19,505	1,251,246
MKS Instruments, Inc.	2,297	136,442
Monolithic Power Systems, Inc.	1,973	161,648
NVIDIA Corp.	14,188	1,514,427
QUALCOMM, Inc.	194,425	12,676,510
Skyworks Solutions, Inc.	11,396	850,825
Teradyne, Inc.	11,054	280,772
Texas Instruments, Inc.	118,054	8,614,400
Xilinx, Inc.	25,951	1,566,662

Total Semiconductors & Semiconductor Equipment		56,385,665

Software - 4.7%
Activision Blizzard, Inc.	21,991	794,095
Blackbaud, Inc.	1,372	87,808
CDK Global, Inc.	5,250	313,372
Intuit, Inc.	12,937	1,482,710
Mentor Graphics Corp.	2,414	89,052
Microsoft Corp.	594,565	36,946,269
Oracle Corp.	258,679	9,946,208
SS&C Technologies Holdings, Inc.	6,510	186,186
Symantec Corp.	29,599	707,120

Total Software		50,552,820

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	723	122,274
American Eagle Outfitters, Inc.	37,428	567,783
Bed Bath & Beyond, Inc.	9,949	404,327
Best Buy Co., Inc.	49,708	2,121,040
Dick’s Sporting Goods, Inc.	6,499	345,097
Foot Locker, Inc.	12,870	912,354
Gap, Inc. (The)	98,148	2,202,441
Home Depot, Inc. (The)	177,491	23,797,993
Lowe’s Cos., Inc.	114,282	8,127,736
Ross Stores, Inc.	21,893	1,436,181
Tiffany & Co.	18,375	1,422,776
TJX Cos., Inc. (The)	61,072	4,588,340
Tractor Supply Co.	11,003	834,138
Williams-Sonoma, Inc.	16,021	775,256

Total Specialty Retail		47,657,736

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	323,345	37,449,818

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	4,675	403,873
Coach, Inc.	70,212	2,458,824
Columbia Sportswear Co.	6,477	377,609
Hanesbrands, Inc.	48,884	1,054,428
NIKE, Inc. Class B	130,055	6,610,696
Ralph Lauren Corp.	7,195	649,852
VF Corp.	85,719	4,573,109

Total Textiles, Apparel & Luxury Goods		16,128,391

Tobacco - 4.9%
Altria Group, Inc.	507,092	34,289,561
Reynolds American, Inc.	335,257	18,787,802

Total Tobacco		53,077,363

Trading Companies & Distributors - 0.5%
Fastenal Co.	51,188	2,404,812
MSC Industrial Direct Co., Inc. Class A	6,672	616,426
W.W. Grainger, Inc.	8,538	1,982,951
Watsco, Inc.	5,610	830,953

Total Trading Companies & Distributors		5,835,142

TOTAL COMMON STOCKS (Cost: $1,016,945,498)		1,075,113,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $1,385,517)(c)	1,385,517	$1,385,517

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $1,018,331,015)		1,076,498,819
Liabilities in Excess of Cash and Other Assets - (0.0)%		(236,778)

NET ASSETS - 100.0%		$1,076,262,041

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)

At December 31, 2016, the total market value of the Fund’s securities on loan was $1,514,623 and the total market value of the collateral held by the Fund was $1,545,462. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $159,945.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	952	$101,293

Air Freight & Logistics - 0.4%
Forward Air Corp.	5,119	242,538
Park-Ohio Holdings Corp.	2,057	87,628

Total Air Freight & Logistics		330,166

Airlines - 0.7%
Allegiant Travel Co.	3,742	622,669

Auto Components - 2.7%
Cooper Tire & Rubber Co.	8,782	341,181
Dana, Inc.	26,549	503,900
Drew Industries, Inc.	6,823	735,178
Metaldyne Performance Group, Inc.	16,817	385,950
Standard Motor Products, Inc.	4,371	232,625
Strattec Security Corp.	644	25,953
Tower International, Inc.	4,684	132,791

Total Auto Components		2,357,578

Automobiles - 0.2%
Winnebago Industries, Inc.	4,522	143,121

Banks - 5.6%
Access National Corp.(a)	4,193	116,398
Central Pacific Financial Corp.	11,976	376,286
CVB Financial Corp.	43,244	991,585
Great Southern Bancorp, Inc.	4,267	233,191
Hanmi Financial Corp.	13,902	485,180
Hope Bancorp, Inc.	57,336	1,255,085
Horizon Bancorp	6,260	175,280
Independent Bank Corp.	7,918	171,821
Lakeland Financial Corp.	7,838	371,208
Live Oak Bancshares, Inc.	2,344	43,364
Old Second Bancorp, Inc.	1,991	22,000
ServisFirst Bancshares, Inc.	4,416	165,335
United Community Banks, Inc.	14,618	432,985

Total Banks		4,839,718

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	806	144,153
MGP Ingredients, Inc.	567	28,339

Total Beverages		172,492

Building Products - 1.4%
AAON, Inc.	5,893	194,764
Apogee Enterprises, Inc.	4,026	215,633
Insteel Industries, Inc.	889	31,684
Quanex Building Products Corp.	3,471	70,461
Simpson Manufacturing Co., Inc.	10,046	439,512
Universal Forest Products, Inc.	2,445	249,830

Total Building Products		1,201,884

Capital Markets - 5.2%
Cohen & Steers, Inc.	24,610	826,896
Evercore Partners, Inc. Class A	14,519	997,455
Financial Engines, Inc.	8,973	329,758
Janus Capital Group, Inc.	108,943	1,445,674
Moelis & Co. Class A	16,870	571,893
Pzena Investment Management, Inc. Class A	3,683	40,918
Westwood Holdings Group, Inc.	4,256	255,317

Total Capital Markets		4,467,911

Chemicals - 2.1%
American Vanguard Corp.	1,010	19,342
Balchem Corp.	2,342	196,541
Calgon Carbon Corp.	10,561	179,537
Chase Corp.	1,437	120,061
FutureFuel Corp.	12,549	174,431
Hawkins, Inc.	3,173	171,183
Innospec, Inc.	4,372	299,482
Quaker Chemical Corp.	2,671	341,728
Stepan Co.	4,098	333,905

Total Chemicals		1,836,210

Commercial Services & Supplies - 9.8%
ABM Industries, Inc.	12,041	491,754
CECO Environmental Corp.	8,590	119,831
Essendant, Inc.	13,479	281,711
G&K Services, Inc. Class A	4,487	432,771
Herman Miller, Inc.	16,509	564,608
HNI Corp.	12,426	694,862
Interface, Inc.	11,887	220,504
Kimball International, Inc. Class B	7,053	123,851
Knoll, Inc.	15,075	421,045
Matthews International Corp. Class A	4,016	308,630
McGrath RentCorp	8,838	346,361
Mobile Mini, Inc.	15,670	474,017
MSA Safety, Inc.	10,182	705,918
Multi-Color Corp.	616	47,802
Pitney Bowes, Inc.	95,865	1,456,189
RR Donnelley & Sons Co.	31,317	511,093
Steelcase, Inc. Class A	35,454	634,627
Tetra Tech, Inc.	6,530	281,769
U.S. Ecology, Inc.	4,736	232,774
UniFirst Corp.	223	32,034
Viad Corp.	2,375	104,738
VSE Corp.	879	34,140

Total Commercial Services & Supplies		8,521,029

Communications Equipment - 1.8%
ADTRAN, Inc.	14,823	331,294
InterDigital, Inc.	9,336	852,844
Plantronics, Inc.	6,977	382,060

Total Communications Equipment		1,566,198

Construction & Engineering - 0.5%
Argan, Inc.	2,057	145,121
Comfort Systems USA, Inc.	4,172	138,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2016

Investments	Shares	Value
Primoris Services Corp.	6,411	$146,043

Total Construction & Engineering		430,092

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	737	55,828

Consumer Finance - 1.2%
FirstCash, Inc.	14,708	691,276
Nelnet, Inc. Class A	6,064	307,748

Total Consumer Finance		999,024

Containers & Packaging - 0.9%
AEP Industries, Inc.	806	93,577
Silgan Holdings, Inc.	14,036	718,362

Total Containers & Packaging		811,939

Distributors - 0.4%
Core-Mark Holding Co., Inc.	6,356	273,753
Weyco Group, Inc.	3,008	94,150

Total Distributors		367,903

Diversified Consumer Services - 0.5%
Capella Education Co.	3,021	265,244
Carriage Services, Inc.	1,838	52,640
Liberty Tax, Inc.	9,411	126,108

Total Diversified Consumer Services		443,992

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	1,967	38,356
Marlin Business Services Corp.	4,394	91,835

Total Diversified Financial Services		130,191

Diversified Telecommunication Services - 1.3%
ATN International, Inc.	5,337	427,654
IDT Corp. Class B	15,873	294,285
Inteliquent, Inc.	18,392	421,545

Total Diversified Telecommunication Services		1,143,484

Electric Utilities - 1.2%
MGE Energy, Inc.	12,758	833,098
Spark Energy, Inc. Class A(a)	6,428	194,768

Total Electric Utilities		1,027,866

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	615	13,155
AZZ, Inc.	3,832	244,865
Encore Wire Corp.	515	22,325
Powell Industries, Inc.	4,122	160,758

Total Electrical Equipment		441,103

Electronic Equipment, Instruments & Components - 1.8%
Badger Meter, Inc.	6,748	249,339
Dolby Laboratories, Inc. Class A	13,086	591,356
Mesa Laboratories, Inc.	347	42,594
Methode Electronics, Inc.	6,022	249,010
MTS Systems Corp.	6,725	381,307

Total Electronic Equipment, Instruments & Components		1,513,606

Energy Equipment & Services - 1.2%
Oceaneering International, Inc.	37,451	1,056,493

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexander’s, Inc.	1,814	774,342
Getty Realty Corp.	29,099	741,734
Urstadt Biddle Properties, Inc. Class A	25,409	612,611

Total Equity Real Estate Investment Trusts (REITs)		2,128,687

Food Products - 2.2%
Alico, Inc.	1,159	31,467
Dean Foods Co.	29,817	649,414
J&J Snack Foods Corp.	4,142	552,667
Sanderson Farms, Inc.	4,691	442,080
Tootsie Roll Industries, Inc.	6,420	255,195

Total Food Products		1,930,823

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	5,591	374,317

Health Care Equipment & Supplies - 1.2%
Abaxis, Inc.	4,531	239,101
Analogic Corp.	1,118	92,738
Atrion Corp.	291	147,595
CONMED Corp.	9,299	410,737
LeMaitre Vascular, Inc.	2,651	67,176
Utah Medical Products, Inc.	1,126	81,917

Total Health Care Equipment & Supplies		1,039,264

Health Care Providers & Services - 1.2%
Aceto Corp.	7,133	156,712
Chemed Corp.	2,113	338,947
Ensign Group, Inc. (The)	7,025	156,025
Landauer, Inc.	3,832	184,319
U.S. Physical Therapy, Inc.	2,410	169,182

Total Health Care Providers & Services		1,005,185

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	9,695	228,802

Hotels, Restaurants & Leisure - 3.2%
Bloomin’ Brands, Inc.	23,093	416,367
Churchill Downs, Inc.	2,159	324,821
DineEquity, Inc.	12,135	934,395
ILG, Inc.	51,745	940,207
RCI Hospitality Holdings, Inc.	1,037	17,733
Ruth’s Hospitality Group, Inc.	7,017	128,411

Total Hotels, Restaurants & Leisure		2,761,934

Household Durables - 2.3%
Bassett Furniture Industries, Inc.	1,983	60,283
Ethan Allen Interiors, Inc.	8,610	317,279
Flexsteel Industries, Inc.	1,499	92,443
Hooker Furniture Corp.	2,367	89,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2016

Investments	Shares	Value
KB Home(a)	7,609	$120,298
La-Z-Boy, Inc.	10,064	312,487
Lennar Corp. Class B	2,044	70,518
Libbey, Inc.	7,513	146,203
Lifetime Brands, Inc.	1,903	33,778
MDC Holdings, Inc.	27,334	701,391

Total Household Durables		1,944,508

Household Products - 0.6%
Oil-Dri Corp. of America	1,890	72,217
WD-40 Co.	4,115	481,043

Total Household Products		553,260

Insurance - 4.6%
AMERISAFE, Inc.	4,101	255,697
Employers Holdings, Inc.	5,986	237,046
Federated National Holding Co.	4,335	81,021
HCI Group, Inc.	6,530	257,804
Heritage Insurance Holdings, Inc.	9,000	141,030
Investors Title Co.	169	26,733
National General Holdings Corp.	13,179	329,343
RLI Corp.	10,976	692,915
Safety Insurance Group, Inc.	11,193	824,924
Selective Insurance Group, Inc.	16,992	731,506
Universal Insurance Holdings, Inc.	14,758	419,127

Total Insurance		3,997,146

Internet & Catalog Retail - 1.8%
HSN, Inc.	30,021	1,029,720
Nutrisystem, Inc.	8,499	294,490
PetMed Express, Inc.	10,465	241,428

Total Internet & Catalog Retail		1,565,638

IT Services - 2.1%
Convergys Corp.	25,739	632,150
CSG Systems International, Inc.	9,555	462,462
Forrester Research, Inc.	5,936	254,951
Hackett Group, Inc. (The)	7,755	136,953
TeleTech Holdings, Inc.	11,735	357,918

Total IT Services		1,844,434

Leisure Products - 0.7%
Escalade, Inc.	1,600	21,120
Marine Products Corp.	5,909	81,958
Sturm Ruger & Co., Inc.(a)	8,995	474,036

Total Leisure Products		577,114

Machinery - 6.6%
Alamo Group, Inc.	772	58,749
Albany International Corp. Class A	5,609	259,697
Altra Industrial Motion Corp.	5,480	202,212
American Railcar Industries, Inc.	9,126	413,317
Barnes Group, Inc.	8,208	389,223
Briggs & Stratton Corp.	14,943	332,631
CIRCOR International, Inc.	528	34,257
Columbus McKinnon Corp.	1,782	48,185
Douglas Dynamics, Inc.	8,902	299,552
ESCO Technologies, Inc.	1,941	109,958
Federal Signal Corp.	14,230	222,130
Franklin Electric Co., Inc.	6,047	235,228
FreightCar America, Inc.	3,680	54,943
Gorman-Rupp Co. (The)	5,101	157,876
Graham Corp.	2,041	45,208
Greenbrier Cos., Inc. (The)(a)	8,000	332,400
Hillenbrand, Inc.	19,177	735,438
Hyster-Yale Materials Handling, Inc.	3,049	194,435
John Bean Technologies Corp.	1,865	160,297
Kadant, Inc.	1,817	111,201
Lindsay Corp.(a)	1,905	142,132
Mueller Industries, Inc.	8,100	323,676
Mueller Water Products, Inc. Class A	19,149	254,873
NN, Inc.	5,666	107,937
Standex International Corp.	1,138	99,973
Sun Hydraulics Corp.	3,267	130,582
Supreme Industries, Inc. Class A	2,039	32,012
Tennant Co.	2,753	196,014

Total Machinery		5,684,136

Marine - 0.5%
Matson, Inc.	11,498	406,914

Media - 2.9%
AMC Entertainment Holdings, Inc. Class A	8,110	272,902
Entravision Communications Corp. Class A	17,798	124,586
John Wiley & Sons, Inc. Class A	15,838	863,171
New York Times Co. (The) Class A	27,335	363,555
Saga Communications, Inc. Class A	1,055	53,067
Scholastic Corp.	6,545	310,822
Viacom, Inc. Class A	13,850	533,225

Total Media		2,521,328

Metals & Mining - 2.9%
Carpenter Technology Corp.	16,111	582,735
Compass Minerals International, Inc.	22,433	1,757,625
Materion Corp.	3,663	145,055

Total Metals & Mining		2,485,415

Multiline Retail - 0.6%
Big Lots, Inc.	10,272	515,757

Paper & Forest Products - 3.1%
KapStone Paper and Packaging Corp.	33,961	748,840
Neenah Paper, Inc.	5,333	454,372
PH Glatfelter Co.	18,086	432,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2016

Investments	Shares	Value
Schweitzer-Mauduit International, Inc.	23,659	$1,077,194

Total Paper & Forest Products		2,712,481

Personal Products - 0.7%
Inter Parfums, Inc.	11,273	369,191
Medifast, Inc.	5,495	228,757

Total Personal Products		597,948

Professional Services - 2.2%
Barrett Business Services, Inc.	1,443	92,496
CEB, Inc.	12,438	753,743
CRA International, Inc.	1,715	62,769
Exponent, Inc.	3,959	238,727
Insperity, Inc.	4,143	293,946
Kforce, Inc.	7,547	174,336
Korn/Ferry International	10,242	301,422

Total Professional Services		1,917,439

Road & Rail - 0.5%
ArcBest Corp.	3,571	98,738
Heartland Express, Inc.	4,467	90,948
Universal Logistics Holdings, Inc.	1,323	21,631
Werner Enterprises, Inc.	8,822	237,753

Total Road & Rail		449,070

Semiconductors & Semiconductor Equipment - 1.7%
Cabot Microelectronics Corp.	5,412	341,876
IXYS Corp.	7,917	94,212
Power Integrations, Inc.	4,284	290,670
Tessera Holding Corp.	17,339	766,384

Total Semiconductors & Semiconductor Equipment		1,493,142

Software - 0.6%
Ebix, Inc.	3,172	180,962
Monotype Imaging Holdings, Inc.	16,708	331,654

Total Software		512,616

Specialty Retail - 8.0%
Aaron’s, Inc.	3,739	119,611
Big 5 Sporting Goods Corp.	10,863	188,473
Buckle, Inc. (The)	28,331	645,947
Caleres, Inc.	5,037	165,314
Cato Corp. (The) Class A	15,846	476,648
Chico’s FAS, Inc.	37,583	540,819
Children’s Place, Inc. (The)	1,983	200,184
Citi Trends, Inc.	2,623	49,417
DSW, Inc. Class A	35,542	805,026
Finish Line, Inc. (The) Class A	9,934	186,858
GameStop Corp. Class A	63,090	1,593,653
GNC Holdings, Inc. Class A	57,117	630,572
Group 1 Automotive, Inc.	3,688	287,443
Lithia Motors, Inc. Class A	3,499	338,808
Monro Muffler Brake, Inc.	5,844	334,277
Shoe Carnival, Inc.	2,740	73,925
Sonic Automotive, Inc. Class A	4,214	96,501
Stein Mart, Inc.	38,556	211,287

Total Specialty Retail		6,944,763

Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	1,474	54,759
Movado Group, Inc.	3,898	112,068
Oxford Industries, Inc.	4,306	258,920
Superior Uniform Group, Inc.	3,486	68,395
Wolverine World Wide, Inc.	14,502	318,319

Total Textiles, Apparel & Luxury Goods		812,461

Thrifts & Mortgage Finance - 1.0%
EverBank Financial Corp.	30,228	587,934
Federal Agricultural Mortgage Corp. Class C	3,070	175,819
Hingham Institution for Savings	283	55,689

Total Thrifts & Mortgage Finance		819,442

Tobacco - 1.1%
Universal Corp.	15,552	991,440

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	9,856	585,446
GATX Corp.(a)	14,484	891,925
Kaman Corp.	5,410	264,711

Total Trading Companies & Distributors		1,742,082

Water Utilities - 1.0%
American States Water Co.	14,981	682,534
York Water Co. (The)	3,985	152,227

Total Water Utilities		834,761

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	7,922	216,271
Spok Holdings, Inc.	9,623	199,677

Total Wireless Telecommunication Services		415,948

TOTAL COMMON STOCKS (Cost: $80,341,256)		86,390,045

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.50%(b) (Cost: $2,007,139)(c)	2,007,139	2,007,139

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $82,348,395)		88,397,184
Liabilities in Excess of Cash and Other Assets - (2.2)%		(1,860,842)

NET ASSETS - 100.0%		$86,536,342

(a)	Security, or portion thereof, was on loan at December 31, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2016.
(c)	At December 31, 2016, the total market value of the Fund’s securities on loan was $1,960,542 and the total market value of the collateral held by the Fund was $2,007,139.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.3%

United Kingdom - 100.3%

Aerospace & Defense - 2.9%
BAE Systems PLC	41,303	$301,878
Cobham PLC	26,639	53,884
Meggitt PLC	7,459	42,268
QinetiQ Group PLC	4,477	14,538
Rolls-Royce Holdings PLC*	12,296	101,493
Senior PLC	7,115	17,082
Ultra Electronics Holdings PLC	683	16,381

Total Aerospace & Defense		547,524

Airlines - 0.2%
easyJet PLC	3,447	42,806

Auto Components - 0.3%
GKN PLC	14,753	60,467

Banks - 7.4%
Barclays PLC	167,071	461,293
BGEO Group PLC	871	32,115
HSBC Holdings PLC	110,286	895,190

Total Banks		1,388,598

Beverages - 3.4%
Britvic PLC	760	5,325
Diageo PLC	24,158	629,852
Fevertree Drinks PLC	189	2,660

Total Beverages		637,837

Biotechnology - 0.1%
Abcam PLC	1,527	14,472
Genus PLC	190	4,217

Total Biotechnology		18,689

Building Products - 0.1%
James Halstead PLC	1,975	11,830

Capital Markets - 2.9%
Aberdeen Asset Management PLC	21,875	69,548
IG Group Holdings PLC	7,331	44,758
Investec PLC	10,121	67,032
London Stock Exchange Group PLC	2,131	76,731
Man Group PLC	36,718	53,673
NEX Group PLC	6,943	39,852
Schroders PLC	2,356	87,278
Schroders PLC Non-Voting Shares	1,710	47,288
TP ICAP PLC	12,523	67,049

Total Capital Markets		553,209

Chemicals - 1.0%
Croda International PLC	853	33,686
Elementis PLC	12,467	42,733
Essentra PLC	1,787	10,180
Johnson Matthey PLC	1,257	49,423
Synthomer PLC	4,619	21,837
Victrex PLC	1,267	30,231

Total Chemicals		188,090

Commercial Services & Supplies - 1.1%
Aggreko PLC	979	11,105
Babcock International Group PLC	5,613	66,097
Berendsen PLC	815	8,766
G4S PLC	21,697	63,003
HomeServe PLC	2,576	19,735
Rentokil Initial PLC	11,437	31,402

Total Commercial Services & Supplies		200,108

Construction & Engineering - 0.1%
Carillion PLC	6,186	18,047
Keller Group PLC	312	3,254

Total Construction & Engineering		21,301

Containers & Packaging - 0.4%
DS Smith PLC	8,434	42,530
RPC Group PLC	1,970	25,925

Total Containers & Packaging		68,455

Distributors - 0.2%
Inchcape PLC	3,519	30,525

Diversified Telecommunication Services - 2.0%
BT Group PLC	69,151	313,503
Inmarsat PLC	5,698	52,911

Total Diversified Telecommunication Services		366,414

Electronic Equipment, Instruments & Components - 0.6%
Electrocomponents PLC	6,461	38,057
Halma PLC	1,576	17,478
Laird PLC	317	599
Renishaw PLC	909	28,395
Spectris PLC	903	25,808

Total Electronic Equipment, Instruments & Components		110,337

Energy Equipment & Services - 0.4%
Amec Foster Wheeler PLC	6,387	37,093
John Wood Group PLC	3,393	36,727

Total Energy Equipment & Services		73,820

Equity Real Estate Investment Trusts (REITs) - 0.7%
Hammerson PLC	9,873	69,904
Safestore Holdings PLC	5,550	24,003
Segro PLC	6,965	39,425

Total Equity Real Estate Investment Trusts (REITs)		133,332

Food Products - 0.7%
Associated British Foods PLC	2,435	82,592
Tate & Lyle PLC	5,182	45,302

Total Food Products		127,894

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	4,551	68,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2016

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Mediclinic International PLC	204	$1,944
NMC Health PLC	1,025	19,555

Total Health Care Providers & Services		21,499

Hotels, Restaurants & Leisure - 2.2%
Carnival PLC	1,490	75,946
Compass Group PLC	10,645	197,434
InterContinental Hotels Group PLC	1,636	73,543
Merlin Entertainments PLC(a)	4,041	22,400
Millennium & Copthorne Hotels PLC	3,234	18,398
SSP Group PLC	4,598	21,999

Total Hotels, Restaurants & Leisure		409,720

Household Products - 1.9%
PZ Cussons PLC	1,351	5,581
Reckitt Benckiser Group PLC	4,219	358,981

Total Household Products		364,562

Industrial Conglomerates - 0.4%
Smiths Group PLC	3,964	69,357

Insurance - 6.9%
Aviva PLC	61,656	370,565
Jardine Lloyd Thompson Group PLC	4,331	52,686
Old Mutual PLC	67,271	172,315
Prudential PLC	23,438	471,343
RSA Insurance Group PLC	9,138	66,167
Standard Life PLC	36,222	166,499

Total Insurance		1,299,575

IT Services - 0.1%
Computacenter PLC	2,337	23,102
NCC Group PLC	416	929

Total IT Services		24,031

Machinery - 1.0%
Bodycote PLC	2,331	18,549
IMI PLC	2,288	29,403
Morgan Advanced Materials PLC	5,649	19,921
Rotork PLC	7,480	22,293
Spirax-Sarco Engineering PLC	517	26,729
Vesuvius PLC	6,789	33,161
Weir Group PLC (The)	1,908	44,559

Total Machinery		194,615

Media - 3.7%
Cineworld Group PLC	5,131	35,822
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,258	31,280
Euromoney Institutional Investor PLC	1,300	18,393
Informa PLC	5,772	48,499
ITV PLC	84,450	215,379
Pearson PLC	13,862	140,197
Sky PLC	16,818	205,941

Total Media		695,511

Metals & Mining - 9.6%
Acacia Mining PLC	2,096	9,681
BHP Billiton PLC	36,898	595,672
Fresnillo PLC	331	4,994
Hill & Smith Holdings PLC	711	10,534
Rio Tinto PLC	28,758	1,122,367
Vedanta Resources PLC	5,556	60,380

Total Metals & Mining		1,803,628

Multi-Utilities - 4.2%
Centrica PLC	76,081	220,076
National Grid PLC	49,019	576,387

Total Multi-Utilities		796,463

Oil, Gas & Consumable Fuels - 17.1%
BP PLC	177,885	1,120,118
James Fisher & Sons PLC	314	6,053
Royal Dutch Shell PLC Class A	37,286	1,033,174
Royal Dutch Shell PLC Class B	36,459	1,060,490

Total Oil, Gas & Consumable Fuels		3,219,835

Paper & Forest Products - 0.3%
Mondi PLC	3,156	64,969

Personal Products - 2.2%
Unilever PLC	10,342	420,751

Pharmaceuticals - 10.1%
AstraZeneca PLC	16,822	922,383
Dechra Pharmaceuticals PLC	2,365	39,305
GlaxoSmithKline PLC	46,180	891,313
Hikma Pharmaceuticals PLC	200	4,678
Indivior PLC	9,324	34,126

Total Pharmaceuticals		1,891,805

Professional Services - 1.3%
Hays PLC	10,544	19,439
Intertek Group PLC	1,016	43,701
Pagegroup PLC	4,838	23,344
RELX PLC	7,888	141,231
WS Atkins PLC	1,124	20,250

Total Professional Services		247,965

Real Estate Management & Development - 0.0%
Savills PLC	818	7,080

Road & Rail - 0.2%
National Express Group PLC	6,784	29,649

Software - 0.5%
AVEVA Group PLC	189	4,388
Fidessa Group PLC	194	5,487
Micro Focus International PLC	1,284	34,571
Sage Group PLC (The)	6,499	52,600

Total Software		97,046

Specialty Retail - 0.7%
BCA Marketplace PLC	3,895	8,976
Dixons Carphone PLC	6,335	27,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2016

Investments	Shares	Value
JD Sports Fashion PLC	1,465	$5,755
Kingfisher PLC	17,766	76,900
SuperGroup PLC	442	9,001

Total Specialty Retail		128,389

Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	3,679	68,053
Ted Baker PLC	475	16,516

Total Textiles, Apparel & Luxury Goods		84,569

Tobacco - 7.4%
British American Tobacco PLC	15,702	896,671
Imperial Brands PLC	11,227	491,438

Total Tobacco		1,388,109

Trading Companies & Distributors - 0.7%
Ashtead Group PLC	2,465	48,125
Bunzl PLC	2,417	62,987
Diploma PLC	869	11,157
SIG PLC	692	882

Total Trading Companies & Distributors		123,151

Transportation Infrastructure - 0.2%
BBA Aviation PLC	12,544	43,911

Wireless Telecommunication Services - 4.1%
Vodafone Group PLC	312,900	772,690

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $22,312,115)		18,848,778
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.3)%		(51,562)

NET ASSETS - 100.0%		$18,797,216

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2017	GBP	4,534,772	USD	5,672,070	$68,682
1/4/2017	GBP	3,455,183	USD	4,321,581	52,185
1/4/2017	GBP	4,534,681	USD	5,672,070	68,793
1/4/2017	GBP	4,535,047	USD	5,672,070	68,341
1/4/2017	GBP	4,535,124	USD	5,672,070	68,247
1/4/2017	GBP	2,044,767	USD	2,572,368	45,753
1/4/2017	USD	3,505,719	GBP	2,756,229	(99,986)
1/4/2017	USD	2,572,368	GBP	2,022,415	(73,372)
1/4/2017	USD	6,430,919	GBP	5,226,414	27,096
1/4/2017	USD	142,238	GBP	116,232	1,384
1/4/2017	USD	4,232,746	GBP	3,425,624	125
1/4/2017	USD	3,894,127	GBP	3,151,557	93
1/4/2017	USD	4,402,056	GBP	3,562,658	141
1/4/2017	USD	4,402,056	GBP	3,562,600	69
2/2/2017	GBP	3,485,019	USD	4,309,337	(281)
2/2/2017	GBP	3,788,212	USD	4,684,060	(491)
2/2/2017	GBP	3,939,518	USD	4,871,423	(234)
2/2/2017	GBP	3,939,910	USD	4,871,423	(719)

					$225,826

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2016, the Trust consisted of 93 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree High Dividend Fund (“High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	July 9, 2015
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014

Notes to Schedule of Investments (unaudited)(continued)

Fund	Commencement of Operations
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund, Global ex-U.S. Hedged Real Estate Fund and Korea Hedged Equity Fund, which values foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less,) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)(continued)

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2016 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,405,932	$—	$—
Exchange-Traded Fund	63,554	—	—
Investment of Cash Collateral for Securities Loaned	—	69,020	—

Total	$43,469,486	$69,020	$—

Unrealized Depreciation on Foreign Currency Contracts	—	—	—

Total - Net	$43,469,486	$69,020	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,440,865	$—	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Multiline Retail	$—	$—	$32,642	**
Semiconductors & Semiconductor Equipment	41,074	—	0	**
Other*	7,243,964	—	—
Investment of Cash Collateral for Securities Loaned	—	342,329	—

Total	$7,285,038	$342,329	$32,642

Unrealized Depreciation on Foreign Currency Contracts	—	—	—

Total - Net	$7,285,038	$342,329	$32,642

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$931,403,261	$—	$—
Exchange-Traded Funds	2,071,491	—	—

Total	$933,474,752	$—	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$119,246,064	$—	$—
Exchange-Traded Fund	215,629	—	—
Investment of Cash Collateral for Securities Loaned	—	7,926	—

Total	$119,461,693	$7,926	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,066,863	$—	$—
Warrants	40	—	—
Investment of Cash Collateral for Securities Loaned	—	188,921	—

Total	$22,066,903	$188,921	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$556,036	$—	$1,813	**
South Korea	346,602	—	1,341	**
Other*	1,280,167	—	—
Investment of Cash Collateral for Securities Loaned	—	7,444	—

Total	$2,182,805	$7,444	$3,154

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$2,182,805	$7,443	$3,154

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$287,502,951	$—	$2,265,115	**
Other*	1,242,618,802	—	—
Exchange-Traded Fund	1,093,367	—	—
Investment of Cash Collateral for Securities Loaned	—	17,752,402	—

Total	$1,531,215,120	$17,752,402	$2,265,115

Unrealized Depreciation on Foreign Currency Contracts	—	(1,285)	—

Total - Net	$1,531,215,120	$17,751,117	$2,265,115

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$42,506,832	$—	$—

Total	$42,506,832	$—	$—

Unrealized Depreciation on Foreign Currency Contracts	—	—	—

Total - Net	$42,506,832	$—	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$178,915,305	$—	$3,950,769	**
Hong Kong	14,471,306	—	607,031	**
Thailand	114,579,829	441,849	—
Other*	642,869,426	—	—
Rights	—	—	0	**
Investment of Cash Collateral for Securities Loaned	—	26,462,377	—

Total	$950,835,866	$26,904,226	$4,557,800

Unrealized Depreciation on Foreign Currency Contracts	—	(6,034)	—

Total - Net	$950,835,866	$26,898,192	$4,557,800

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,250,563,426	$—	$—
Investment of Cash Collateral for Securities Loaned	—	38,330,370	—

Total	$9,250,563,426	$38,330,370	$—

Unrealized Appreciation on Foreign Currency Contracts	—	56,307,163	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,178,619)	—

Total - Net	$9,250,563,426	$84,458,914	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$176,276,318	$—	$—
Rights
Italy	—	—	0	**
Other*	9,189	—	—
Investment of Cash Collateral for Securities Loaned	—	6,118,259	—

Total	$176,285,507	$6,118,259	$0

Unrealized Appreciation on Foreign Currency Contracts	—	1,441,001	—
Unrealized Depreciation on Foreign Currency Contracts	—	(184,203)	—

Total - Net	$176,285,507	$7,375,057	$0

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,807,182	$—	$—

Total	$15,807,182	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	6	—

Total - Net	$15,807,182	$6	$—

Notes to Schedule of Investments (unaudited)(continued)

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$24,039,792	$—	$0	**
Other*	643,441,087	—	—
Rights
Italy	—	—	0	**
Other*	53,661	—	—
Exchange-Traded Fund	1,226,446	—	—
Investment of Cash Collateral for Securities Loaned	—	45,720,187	—

Total	$668,760,986	$45,720,187	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$126,128,642	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,040,400	—

Total	$126,128,642	$1,040,400	$—

Unrealized Appreciation on Foreign Currency Contracts	—	963,301	—
Unrealized Depreciation on Foreign Currency Contracts	—	(55,930)	—

Total - Net	$126,128,642	$1,947,771	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,667,944	$—	$—
Rights	188	—	—
Exchange-Traded Note	78,751	—	—

Total	$4,746,883	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	50,429	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,710)	—

Total - Net	$4,746,883	$41,719	$—

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,372,720	$—	$—
Exchange-Traded Note	501	—	—
Investment of Cash Collateral for Securities Loaned	—	88,473	—

Total	$2,373,221	$88,473	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17,384	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,410)	—

Total - Net	$2,373,221	$101,447	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,809,211	$—	$—
Exchange-Traded Funds	87,457	—	—
Investment of Cash Collateral for Securities Loaned	—	840,410	—

Total	$64,896,668	$840,410	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17	—
Unrealized Depreciation on Foreign Currency Contracts	—	(18)	—

Total - Net	$64,896,668	$840,409	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,989,350	$—	$—
Exchange-Traded Fund	18,154	—	—
Investment of Cash Collateral for Securities Loaned	—	798,809	—

Total	$75,007,504	$798,809	$—

Notes to Schedule of Investments (unaudited)(continued)

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$80,005,714	$—	$—
Rights	2,529	—	—
Exchange-Traded Funds	40,727	—	—
Investment of Cash Collateral for Securities Loaned	—	350,287	—

Total	$80,048,970	$350,287	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,278,949,825	$—	$—
Exchange-Traded Fund	3,183,050	—	—
Investment of Cash Collateral for Securities Loaned	—	2,273,667	—

Total	$1,282,132,875	$2,273,667	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,267,335,479	$—	$—

Total	$1,267,335,479	$—	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(402)	—

Total - Net	$1,267,335,479	$(402)	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$209,714,873	$—	$—
Rights	97,332	—	—
Exchange-Traded Fund	422,291	—	—
Investment of Cash Collateral for Securities Loaned	—	2,360,140	—

Total	$210,234,496	$2,360,140	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$628,571,953	$—	$—
Rights	36,695	—	—
Exchange-Traded Fund	47,236	—	—
Investment of Cash Collateral for Securities Loaned	—	8,783,918	—

Total	$628,655,884	$8,783,918	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1,081)	—

Total - Net	$628,655,884	$8,782,837	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,533,508	$—	$—
Rights
Italy	—	—	0	**
Other*	130	—	—
Investment of Cash Collateral for Securities Loaned	—	7,326	—

Total	$2,533,638	$7,326	$0

Unrealized Appreciation on Foreign Currency Contracts	—	27,346	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,421)	—

Total - Net	$2,533,638	$33,251	$0

Notes to Schedule of Investments (unaudited)(continued)

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$496,115,338	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,758,535	—

Total	$496,115,338	$2,758,535	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4,796,097	—
Unrealized Depreciation on Foreign Currency Contracts	—	(680,219)	—

Total - Net	$496,115,338	$6,874,413	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,435,251	$—	$—

Total	$2,435,251	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	34,543	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,067)	—

Total - Net	$2,435,251	$31,476	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$244,847,897	$—	$—
Rights	27,513	—	—
Exchange-Traded Fund	125,077	—	—
Investment of Cash Collateral for Securities Loaned	—	4,625,382	—

Total	$245,000,487	$4,625,382	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$341,259,504	$—	$—
Exchange-Traded Fund	313,283	—	—
Investment of Cash Collateral for Securities Loaned	—	3,323,281	—

Total	$341,572,787	$3,323,281	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(119)	—

Total - Net	$341,572,787	$3,323,162	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$154,585,019	$—	$—
Exchange-Traded Funds	226,154	—	—
Investment of Cash Collateral for Securities Loaned	—	1,825,621	—

Total	$154,811,173	$1,825,621	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,577,668	$—	$—
Investment of Cash Collateral for Securities Loaned	—	12,016	—

Total	$3,577,668	$12,016	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(4)	—

Total - Net	$3,577,668	$12,012	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$14,707,789	$—	$0	**
Other*	1,139,472,308	—	—
Rights
Australia	—	39,563	—
Italy	—	—	0	**
Other*	28,207	—	—
Exchange-Traded Funds	1,847,130	—	—
Investment of Cash Collateral for Securities Loaned	—	49,186,874	—

Total	$1,156,055,434	$49,226,437	$0

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,922,697	$—	$—
Investment of Cash Collateral for Securities Loaned	—	129,845	—

Total	$27,922,697	$129,845	$—

Unrealized Appreciation on Foreign Currency Contracts	—	60,602	—
Unrealized Depreciation on Foreign Currency Contracts	—	(214,485)	—

Total - Net	$27,922,697	$(24,038)	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,936,235,838	$—	$—
Investment of Cash Collateral for Securities Loaned	—	505,475,129	—

Total	$7,936,235,838	$505,475,129	$—

Unrealized Appreciation on Foreign Currency Contracts	—	209,866,164	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12,643,305)	—

Total - Net	$7,936,235,838	$702,697,988	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,258,060	$—	$—
Investment of Cash Collateral for Securities Loaned	—	113,300	—

Total	$74,258,060	$113,300	$—

Unrealized Appreciation on Foreign Currency Contracts	—	968,647	—
Unrealized Depreciation on Foreign Currency Contracts	—	(287,287)	—

Total - Net	$74,258,060	$794,660	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,405,603	$—	$—
Investment of Cash Collateral for Securities Loaned	—	65,432	—

Total	$6,405,603	$65,432	$—

Unrealized Appreciation on Foreign Currency Contracts	—	272,990	—
Unrealized Depreciation on Foreign Currency Contracts	—	(48,001)	—

Total - Net	$6,405,603	$290,421	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,519,607	$—	$—
Investment of Cash Collateral for Securities Loaned	—	108,838	—

Total	$14,519,607	$108,838	$—

Unrealized Appreciation on Foreign Currency Contracts	—	299,961	—
Unrealized Depreciation on Foreign Currency Contracts	—	(19,924)	—

Total - Net	$14,519,607	$388,875	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,543,606	$—	$—
Investment of Cash Collateral for Securities Loaned	—	204,105	—

Total	$7,543,606	$204,105	$—

Unrealized Appreciation on Foreign Currency Contracts	—	648,454	—
Unrealized Depreciation on Foreign Currency Contracts	—	(54,813)	—

Total - Net	$7,543,606	$797,746	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$100,996,379	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,960,811	—

Total	$100,996,379	$3,960,811	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,271,557	—
Unrealized Depreciation on Foreign Currency Contracts	—	(35,024)	—

Total - Net	$100,996,379	$6,197,344	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,665,076	$—	$—
Investment of Cash Collateral for Securities Loaned	—	123,289	—

Total	$2,665,076	$123,289	$—

Unrealized Appreciation on Foreign Currency Contracts	—	65,025	—
Unrealized Depreciation on Foreign Currency Contracts	—	(364)	—

Total - Net	$2,665,076	$187,950	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,415,076	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,068	—

Total	$2,415,076	$10,068	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$428,151,238	$—	$—
Investment of Cash Collateral for Securities Loaned	—	18,626,519	—

Total	$428,151,238	$18,626,519	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(17)	—

Total - Net	$428,151,238	$18,626,502	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,941,813	$—	$—
Investment of Cash Collateral for Securities Loaned	—	60,031	—

Total	$9,941,813	$60,031	$—

Unrealized Appreciation on Foreign Currency Contracts	—	344,641	—
Unrealized Depreciation on Foreign Currency Contracts	—	(98,606)	—

Total - Net	$9,941,813	$306,066	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,955,863,926	$—	$—
Exchange-Traded Fund	1,141,075	—	—
Investment of Cash Collateral for Securities Loaned	—	1,598,989	—

Total	$1,957,005,001	$1,598,989	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$209,696,953	$—	$—
Exchange-Traded Funds	215,183	—	—
Investment of Cash Collateral for Securities Loaned	—	408,074	—

Total	$209,912,136	$408,074	$—

Notes to Schedule of Investments (unaudited)(continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,432,106,265	$—	$—
Exchange-Traded Fund	1,606,709	—	—
Investment of Cash Collateral for Securities Loaned	—	52,442,185	—

Total	$2,433,712,974	$52,442,185	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$750,089,735	$—	$—
Exchange-Traded Fund	3,693,561	—	—
Investment of Cash Collateral for Securities Loaned	—	14,008,137	—

Total	$753,783,296	$14,008,137	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,551,292	$—	$0	**
Other*	14,180,338	—	—
Convertible Bonds	—	24,310	—

Total	$18,731,630	$24,310	$0

Unrealized Depreciation on Foreign Currency Contracts	—	—	—

Total - Net	$18,731,630	$24,310	$0

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,954,192,022	$—	$—
Exchange-Traded Fund	3,949,142	—	—
Investment of Cash Collateral for Securities Loaned	—	82,237,903	—

Total	$1,958,141,164	$82,237,903	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$460,148,244	$—	$—
Exchange-Traded Fund	2,498,269	—	—
Investment of Cash Collateral for Securities Loaned	—	21,340,466	—

Total	$462,646,513	$21,340,466	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$550,769,924	$—	$—
Exchange-Traded Fund	343,237	—	—
Investment of Cash Collateral for Securities Loaned	—	851,236	—

Total	$551,113,161	$851,236	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$63,695,757	$—	$—
Investment of Cash Collateral for Securities Loaned	—	92,456	—

Total	$63,695,757	$92,456	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,075,113,302	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,385,517	—

Total	$1,075,113,302	$1,385,517	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$86,390,045	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,007,139	—

Total	$86,390,045	$2,007,139	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,848,778	$—	$—

Total	$18,848,778	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	400,909	—
Unrealized Depreciation on Foreign Currency Contracts	—	(175,083)	—

Total - Net	$18,848,778	$225,826	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Security is being fair valued by the Pricing Committee.

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2016. During the period ended December 31, 2016, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended December 31, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended December 31, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$39,393	$13,063	$—
Australia Dividend Fund
Foreign exchange contracts	—	4,470	—
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	32,662	1,230	—

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	$—	$519	$—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	2,937	4,316	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	550,263	1,684,556	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	124,139	8,806	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	101,369	356,957	—
Europe Hedged Equity Fund
Equity contracts	—	—	15,811,229
Foreign exchange contracts	11,204,665,966	21,771,695,473	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	229,339,127	450,833,618	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	468	4,398	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	80,530	74,910	—
Germany Hedged Equity Fund
Foreign exchange contracts	169,129,847	329,963,612	—
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	4,392,076	8,806,400	—
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,479,778	4,959,361	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	109,181	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	10,001	10,522	—
Global High Dividend Fund
Foreign exchange contracts	4,967	10,355	—
India Earnings Fund (consolidated)
Foreign exchange contracts	—	4,066,954	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	66,463	—
International Equity Fund
Foreign exchange contracts	31,357	224,509	—
International Hedged Equity Fund
Foreign exchange contracts	3,046,536	5,863,344	—

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	$540,434,100	$1,046,546,872	$—
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	1,970,801	3,956,583	—
International High Dividend Fund
Foreign exchange contracts	71,146	87,226	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	130,938	—
International MidCap Dividend Fund
Foreign exchange contracts	15,274	130,404	—
International Quality Dividend Growth Fund[1]
Foreign exchange contracts	—	741	—
International SmallCap Dividend Fund
Foreign exchange contracts	353,832	226,643	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	5,017,066	10,051,862	—
Japan Hedged Equity Fund
Foreign exchange contracts	8,245,720,138	16,064,978,357	—
Japan Hedged Financials Fund
Foreign exchange contracts	15,921,709	31,879,770	—
Japan Hedged Health Care Fund
Foreign exchange contracts	14,155,653	26,569,897	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	12,644,595	25,001,656	—
Japan Hedged Real Estate Fund
Foreign exchange contracts	104,642,625	193,413,385	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	77,950,727	153,585,057	—
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	2,386,645	4,816,396	—
Japan Quality Dividend Growth Fund
Foreign exchange contracts	—	656	—
Japan SmallCap Dividend Fund
Equity contracts	—	—	1,687,025
Foreign exchange contracts	—	201,314	—
Korea Hedged Equity Fund
Foreign exchange contracts	15,918,362	30,675,132	—
Middle East Dividend Fund
Foreign exchange contracts	1,650	10,356	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	27,964,623	54,392,757	—

[1]	For the period April 7, 2016 (commencement of operations) through December 31, 2016.

Notes to Schedule of Investments (unaudited)(continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts - The Europe Hedged Equity Fund and the Japan SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with each Fund’s investment objective during each Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$45,265,850	$3,567,751	$(5,295,095)	$(1,727,344)
Australia Dividend Fund	36,440,249	3,593,247	(3,592,631)	616
China ex-State-Owned Enterprises Fund	8,437,689	533,591	(1,311,271)	(777,680)
Dividend ex-Financials Fund	871,714,844	97,253,600	(35,493,692)	61,759,908
Earnings 500 Fund	102,602,660	18,793,547	(1,926,588)	16,866,959
Emerging Markets Consumer Growth Fund	24,583,236	606,342	(2,933,754)	(2,327,412)
Emerging Markets ex-State-Owned Enterprises Fund	2,270,175	225,133	(301,905)	(76,772)
Emerging Markets High Dividend Fund	1,739,544,422	75,264,624	(263,576,409)	(188,311,785)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Quality Dividend Growth Fund	$43,178,756	$2,566,136	$(3,238,060)	$(671,924)
Emerging Markets SmallCap Dividend Fund	1,011,592,700	77,644,739	(106,939,547)	(29,294,808)
Europe Hedged Equity Fund	10,488,174,552	353,710,662	(1,552,991,418)	(1,199,280,756)
Europe Hedged SmallCap Equity Fund	183,472,874	13,198,620	(14,267,728)	(1,069,108)
Europe Quality Dividend Growth Fund	16,617,410	703,501	(1,513,729)	(810,228)
Europe SmallCap Dividend Fund	780,068,125	51,135,086	(116,722,038)	(65,586,952)
Germany Hedged Equity Fund	140,096,190	5,577,453	(18,504,601)	(12,927,148)
Global ex-U.S. Hedged Dividend Fund	4,842,161	221,090	(316,368)	(95,278)
Global ex-U.S. Hedged Real Estate Fund	2,607,762	94,649	(240,717)	(146,068)
Global ex-U.S. Quality Dividend Growth Fund	64,339,193	4,990,139	(3,592,254)	1,397,885
Global ex-U.S. Real Estate Fund	85,721,127	4,248,778	(14,163,592)	(9,914,814)
Global High Dividend Fund	77,510,919	7,178,642	(4,290,304)	2,888,338
High Dividend Fund	1,217,156,861	97,481,176	(30,231,495)	67,249,681
India Earnings Fund (consolidated)	1,211,636,207	162,038,785	(106,339,513)	55,699,272
International Dividend ex-Financials Fund	249,657,891	6,531,021	(43,594,276)	(37,063,255)
International Equity Fund	639,279,857	57,613,679	(59,453,734)	(1,840,055)
International Hedged Equity Fund	2,598,943	118,754	(176,733)	(57,979)
International Hedged Quality Dividend Growth Fund	527,514,693	19,047,931	(47,688,751)	(28,640,820)
International Hedged SmallCap Dividend Fund	2,515,971	—	(80,720)	(80,720)
International High Dividend Fund	271,282,767	16,762,421	(38,419,319)	(21,656,898)
International LargeCap Dividend Fund	362,251,617	20,691,194	(38,046,743)	(17,355,549)
International MidCap Dividend Fund	147,771,468	20,662,143	(11,796,817)	8,865,326
International Quality Dividend Growth Fund	3,661,991	125,706	(198,013)	(72,307)
International SmallCap Dividend Fund	1,108,347,003	180,947,721	(84,012,853)	96,934,868
Japan Hedged Capital Goods Fund	28,408,560	173,839	(529,857)	(356,018)
Japan Hedged Equity Fund	8,626,830,348	426,537,389	(611,656,770)	(185,119,381)
Japan Hedged Financials Fund	77,237,742	58,217	(2,924,599)	(2,866,382)
Japan Hedged Health Care Fund	7,094,836	152,269	(776,070)	(623,801)
Japan Hedged Quality Dividend Growth Fund	14,879,852	532,758	(784,165)	(251,407)
Japan Hedged Real Estate Fund	14,982,877	29,826	(7,264,992)	(7,235,166)
Japan Hedged SmallCap Equity Fund	99,679,702	7,864,168	(2,586,680)	5,277,488
Japan Hedged Tech, Media and Telecom Fund	2,610,988	315,291	(137,914)	177,377
Japan Quality Dividend Growth Fund	2,395,561	162,981	(133,398)	29,583
Japan SmallCap Dividend Fund	398,255,356	57,168,499	(8,646,098)	48,522,401
Korea Hedged Equity Fund	11,236,703	609,589	(1,844,448)	(1,234,859)
LargeCap Dividend Fund	1,761,328,583	231,316,469	(34,041,062)	197,275,407
LargeCap Value Fund	204,058,323	8,522,084	(2,260,197)	6,261,887
MidCap Dividend Fund	2,335,576,752	201,992,346	(51,413,939)	150,578,407
MidCap Earnings Fund	703,881,171	88,694,244	(24,783,982)	63,910,262
Middle East Dividend Fund	20,088,040	1,411,486	(2,743,586)	(1,332,100)
SmallCap Dividend Fund	1,864,774,212	244,900,853	(69,295,998)	175,604,855
SmallCap Earnings Fund	436,009,197	63,466,363	(15,488,581)	47,977,782
Total Dividend Fund	461,935,868	101,666,355	(11,637,826)	90,028,529
Total Earnings Fund	54,466,549	10,254,436	(932,772)	9,321,664
U.S. Quality Dividend Growth Fund	1,019,339,560	68,800,931	(11,641,672)	57,159,259
U.S. SmallCap Quality Dividend Growth Fund	82,964,014	7,119,113	(1,685,943)	5,433,170
United Kingdom Hedged Equity Fund	22,672,166	79,442	(3,902,830)	(3,823,388)

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2016 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2016	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$99,499	$1,011,636	$1,031,323	$63,554	$20,343
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$3,774,815	$2,596,180	$5,538,320	$1,034,066	$47,833
WisdomTree MidCap Dividend Fund	3,819,581	2,607,950	5,616,674	1,037,425	49,362

Total	$7,594,396	$5,204,130	$11,154,994	$2,071,491	$97,195

Earnings 500 Fund
WisdomTree High Dividend Fund	$295,518	$1,581,636	$1,688,916	$215,629	$13,578
Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$—	$5,687,909	$4,660,783	$1,093,367	$45,825
Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$18,725,691	$18,843,642	$—	$232,752
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$2,908,723	$10,335,232	$12,323,099	$1,226,446	$95,724
Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$17,798	$468,807	$454,609	$35,025	$7,854
WisdomTree International Equity Fund	26,421	707,907	679,236	52,432	7,794

Total	$44,219	$1,176,714	$1,133,845	$87,457	$15,648

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$55,286	$935,676	$1,002,513	$—	$3,153
Global High Dividend Fund
WisdomTree High Dividend Fund	$—	$403,830	$398,033	$10,163	$1,373
WisdomTree International High Dividend Fund	—	1,211,835	1,187,259	30,564	11,501

Total	$—	$1,615,665	$1,585,292	$40,727	$12,874

High Dividend Fund
WisdomTree Total Dividend Fund	$3,686,039	$17,318,190	$18,110,633	$3,183,050	$98,541
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$230,746	$5,943,128	$5,808,683	$422,291	$83,791
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$323,901	$11,515,081	$11,711,443	$47,236	$139,769
International Hedged SmallCap Dividend Fund
WisdomTree International SmallCap Dividend Fund	$1,129,702	$1,448,416	$143,768	$2,435,251	$74,179
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$6,281	$4,332,376	$4,185,404	$125,077	$46,156
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$955,246	$4,682,893	$5,303,652	$313,283	$79,294
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$—	$1,380,637	$1,269,317	$113,500	$13,003
WisdomTree Japan Hedged Equity Fund	—	1,350,182	1,246,206	112,654	12,913

Total	$—	$2,730,819	$2,515,523	$226,154	$25,916

Notes to Schedule of Investments (unaudited)(continued)

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2016	Dividend Income
International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$1,326,860	$9,101,946	$9,529,925	$1,021,613	$163,733
WisdomTree Japan SmallCap Dividend Fund	1,058,281	7,469,291	7,905,742	825,517	62,096

Total	$2,385,141	$16,571,237	$17,435,667	$1,847,130	$225,829

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$6,180,120	$6,370,772	$—	$1,447
LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$5,438,981	$19,399,907	$24,067,798	$1,141,075	$91,939
LargeCap Value Fund
WisdomTree Earnings 500 Fund	$312,455	$724,966	$923,766	$150,193	$10,171
WisdomTree MidCap Earnings Fund	138,591	300,857	393,258	64,990	3,767

Total	$451,046	$1,025,823	$1,317,024	$215,183	$13,938

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,751,177	$24,191,058	$24,464,862	$1,606,709	$83,393
MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$1,190,385	$10,355,067	$8,115,944	$3,693,561	$73,475
SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$7,976,025	$16,127,364	$20,549,983	$3,949,142	$114,632
SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,288,529	$3,403,956	$2,279,035	$2,498,269	$27,529
Total Dividend Fund
WisdomTree Total Earnings Fund	$809,851	$4,782,112	$5,309,905	$343,237	$15,822

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 28, 2017

* Print the name and title of each signing officer under his or her signature.